                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [ ]


Pre-Effective Amendment No.                                              [ ]

Post-Effective Amendment No.          82       (File No. 2-38355)        [X]

                                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


Amendment No.                         58       (File No. 811-2111)       [X]


RIVERSOURCE LARGE CAP SERIES, INC.
(formerly AXP Growth Series, Inc.)
50606 Ameriprise Financial Center
Minneapolis, Minnesota 55474

Leslie L. Ogg - 901 Marquette Ave. So., Suite 2810,
Minneapolis, MN 55402-3268
612-330-9283

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
[X] on Sept. 29, 2006 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

  Prospectus

                                                        RIVERSOURCE [LOGO](SM)
                                                               INVESTMENTS

  RIVERSOURCE(SM)
  DISCIPLINED EQUITY FUND

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  PROSPECTUS SEPT. 29, 2006

> RIVERSOURCE DISCIPLINED EQUITY
  FUND SEEKS TO PROVIDE
  SHAREHOLDERS WITH LONG-TERM
  CAPITAL GROWTH.


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  As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


  You may qualify for sales charge discounts on purchases of Class A shares. Please notify your financial institution if you have other accounts holding shares of RiverSource funds to determine whether you qualify for a sales charge discount. See "Buying and Selling Shares" for more information.


------------------------------------------------------------------------------
  NOT FDIC INSURED -- MAY LOSE VALUE -- NO BANK GUARANTEE
------------------------------------------------------------------------------

TABLE OF CONTENTS

THE FUND ..............................................................     3P

Objective .............................................................     3p

Principal Investment Strategies .......................................     3p

Principal Risks .......................................................     4p

Past Performance ......................................................     5p

Fees and Expenses .....................................................     8p

Other Investment Strategies and Risks .................................     9p


Fund Management and Compensation ......................................    10p

FINANCIAL HIGHLIGHTS ..................................................    12P

BUYING AND SELLING SHARES .............................................    S.1

Buying Shares .........................................................    S.1

   Investment Options -- Classes of Shares ............................    S.1

   Sales Charges ......................................................    S.3

   Opening an Account .................................................    S.8

Exchanging or Selling Shares ..........................................   S.11

   Exchanges ..........................................................   S.13

   Selling Shares .....................................................   S.15

VALUING FUND SHARES ...................................................   S.15

DISTRIBUTIONS AND TAXES ...............................................   S.16

Dividends and Capital Gain Distributions ..............................   S.16

Reinvestments .........................................................   S.16

Taxes .................................................................   S.17

GENERAL INFORMATION ...................................................   S.18



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2P RIVERSOURCE DISCIPLINED EQUITY FUND -- 2006 PROSPECTUS

THE FUND

OBJECTIVE


RiverSource Disciplined Equity Fund (the Fund) seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.


PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies listed on U.S. exchanges with market capitalizations greater than $5 billion at the time of purchase. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.


In pursuit of the Fund's objective, the investment manager (RiverSource Investments, LLC) will choose equity investments by employing proprietary, disciplined quantitative methods.

The investment manager's disciplined quantitative approach is designed to identify companies with:

o Attractive valuations, based on factors such as price-to-earnings ratios;

o     Sound balance sheets; or

o     Improving outlooks, based on an analysis of return patterns over time.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

o     The security is overvalued relative to other potential investments.

o The company does not meet the investment manager's performance expectations.

The universe of stocks from which the investment manager selects the Fund's investments primarily will be those included in the Fund's benchmark, the S&P 500.


In selecting the stocks for the Fund's portfolio, the investment manager employs a rigorous process for evaluating the relationship between the risk associated with each security and its potential for positive returns. This process includes factors such as:


o     Limits on positions relative to weightings in the benchmark index.

o Limits on sector and industry allocations relative to the benchmark index.


o     Limits on size of holdings relative to market liquidity.


The investment manager may use derivatives such as futures, options and forward contracts, to produce incremental earnings, to hedge existing positions, maintain investment efficiency or to increase flexibility.



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RIVERSOURCE DISCIPLINED EQUITY FUND -- 2006 PROSPECTUS 3P

PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

DERIVATIVES RISK. Derivatives are financial instruments where value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, options, futures, indexes or currencies. Just as with securities in which the Fund invests directly, derivatives are subject to a number of risks, including market, correlation, liquidity, interest rate and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund. The successful use of derivatives depends on the investment manager's ability to manage these complex instruments.


ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.


MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. The quantitative methodologies employed by the investment manager have been extensively tested using historical securities market data. There can be no assurance that these methodologies will enable the Fund to achieve its objective.



------------------------------------------------------------------------------

4P RIVERSOURCE DISCIPLINED EQUITY FUND -- 2006 PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:


o how the Fund's performance has varied for each full calendar year shown on the bar chart; and


o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

Bar Chart. Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart.

Table. The table shows total returns from hypothetical investments in Class A, Class B, Class C and Class Y shares of the Fund. These returns are compared to the indexes shown for the same periods. For purposes of the performance calculation in the table we assumed:


o     the maximum sales charge for Class A shares;

o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares;

o     no sales charge for Class Y shares; and


o no adjustments for taxes paid by an investor on the reinvested income and capital gains.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED EQUITY FUND -- 2006 PROSPECTUS 5P

AFTER-TAX RETURNS

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.

                           CLASS A SHARE PERFORMANCE
                           (BASED ON CALENDAR YEARS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

 2004      2005

+9.96%    +6.20%


During the periods shown in the bar chart, the highest return for a calendar quarter was +9.77% (quarter ended Dec. 31, 2004) and the lowest return for a calendar quarter was -3.05% (quarter ended Sept. 30, 2004).


The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.


The Fund's Class A year-to-date return at June 30, 2006 was +3.31%.



------------------------------------------------------------------------------

6P RIVERSOURCE DISCIPLINED EQUITY FUND -- 2006 PROSPECTUS

------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005)
------------------------------------------------------------------------------


                                                                                 SINCE
                                                                    1 YEAR     INCEPTION
-------------------------------------------------------------------------------------------
RiverSource Disciplined Equity:
-------------------------------------------------------------------------------------------
   Class A
-------------------------------------------------------------------------------------------

      Return before taxes                                            +0.08%     +12.16%(a)
-------------------------------------------------------------------------------------------
      Return after taxes on distributions                            -1.10%     +11.11%(a)
-------------------------------------------------------------------------------------------
      Return after taxes on distributions and sale of fund shares    +0.26%      +9.97%(a)

-------------------------------------------------------------------------------------------
   Class B
-------------------------------------------------------------------------------------------

      Return before taxes                                            +0.36%     +12.54%(a)

-------------------------------------------------------------------------------------------
   Class C
-------------------------------------------------------------------------------------------

      Return before taxes                                            +4.44%     +13.79%(a)

-------------------------------------------------------------------------------------------
   Class Y
-------------------------------------------------------------------------------------------

      Return before taxes                                            +6.39%     +14.88%(a)
-------------------------------------------------------------------------------------------
S&P 500 Index (reflects no deduction for fees, expenses or taxes)    +4.91%     +12.86%(b)
-------------------------------------------------------------------------------------------
Lipper Large-Cap Core Funds Index                                    +5.72%     +11.29%(b)
-------------------------------------------------------------------------------------------


(a)   Inception date is April 24, 2003.

(b)   Measurement period started May 1, 2003.

The Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper Large-Cap Core Funds Index includes the 30 largest large-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED EQUITY FUND -- 2006 PROSPECTUS 7P

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.

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SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
------------------------------------------------------------------------------

                                                          CLASS A     CLASS B   CLASS C   CLASS Y

Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                       5.75%(a)      none      none      none
--------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)     none         5%        1%       none

--------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:   CLASS A   CLASS B   CLASS C   CLASS Y
-------------------------------------------------------------------------------------

Management fees(b)                              0.61%     0.61%     0.61%     0.61%
-------------------------------------------------------------------------------------
Distribution (12b-1) fees                       0.25%     1.00%     1.00%     0.00%
-------------------------------------------------------------------------------------
Other expenses(c)                               0.21%     0.26%     0.25%     0.28%
-------------------------------------------------------------------------------------
Total                                           1.07%     1.87%     1.86%     0.89%
-------------------------------------------------------------------------------------
Fee waiver/expense reimbursement                0.06%     0.08%     0.08%     0.04%
-------------------------------------------------------------------------------------
Net expenses(d)                                 1.01%     1.79%     1.78%     0.85%
-------------------------------------------------------------------------------------

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) Includes the impact of a performance incentive adjustment fee that increased the management fee by 0.01% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Large-Cap Core Funds Index. See "Fund Management and Compensation" for more information.

(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed 1.00% for Class A; 1.78% for Class B; 1.77% for Class C and 0.84% for Class Y.



------------------------------------------------------------------------------

8P RIVERSOURCE DISCIPLINED EQUITY FUND -- 2006 PROSPECTUS

------------------------------------------------------------------------------
EXAMPLES

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------------------------

Class A(a)                          $672      $890       $1,127     $1,805
------------------------------------------------------------------------------
Class B                             $682(b)   $980(b)    $1,205(b)  $1,979(c)
------------------------------------------------------------------------------
Class C                             $281(b)   $577       $  999     $2,178
------------------------------------------------------------------------------
Class Y                             $ 87      $280       $  490     $1,097

------------------------------------------------------------------------------

(a)   Includes a 5.75% sales charge.

(b)   Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                                   1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------------------------

Class A(a)                          $672       $890      $1,127     $1,805
------------------------------------------------------------------------------
Class B                             $182       $580      $1,005     $1,979(b)
------------------------------------------------------------------------------
Class C                             $181       $577      $  999     $2,178
------------------------------------------------------------------------------
Class Y                             $ 87       $280      $  490     $1,097

------------------------------------------------------------------------------

(a)   Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.
------------------------------------------------------------------------------

OTHER INVESTMENT STRATEGIES AND RISKS


Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. For more information on strategies and holdings, and the risks of such strategies, including other derivative instruments that the Fund may use, see the Fund's Statement of Additional Information (SAI) and its annual and semiannual reports.


Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED EQUITY FUND -- 2006 PROSPECTUS 9P

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the "Financial Highlights."


Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

Directed Brokerage. The Fund's Board of Directors (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER


RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource funds, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.



--------------------------------------------------------------------------------

10P RIVERSOURCE DISCIPLINED EQUITY FUND -- 2006 PROSPECTUS

The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.60% of the Fund's average daily net assets, including an adjustment under the terms of a performance incentive arrangement. The adjustment is computed by comparing the Fund's performance to the performance of an index of comparable funds published by Lipper Inc. The index against which the Fund's performance is currently measured for purposes of the performance incentive adjustment is the Lipper Large-Cap Core Funds Index. In certain circumstances, the Fund's Board may approve a change in the index. The maximum adjustment (increase or decrease) is 0.12% of the Fund's average net assets on an annual basis. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's most recent shareholder report.


Portfolio Manager(s). The portfolio managers responsible for the Fund's day-to-day management are:


Dimitris J. Bertsimas, Ph.D., Senior Portfolio Manager


o     Managed the Fund since 2003.


o     Joined RiverSource Investments as a portfolio manager in 2002.


o Co-founded Dynamic Ideas, LLC, a consulting firm specializing in the development of quantitative tools for the asset management industry, where he served as Managing Partner, 1999 to 2002. Currently, Boeing Professor of Operations Research, Sloan School of Management and the Operations Research Center, MIT.

o Began investment career as a consultant to asset managers in 1993; became portfolio manager in 2002.

o     MS and Ph.D., MIT.


Gina K. Mourtzinou, Ph.D., Portfolio Manager


o     Managed the Fund since 2003.


o     Joined RiverSource Investments as a portfolio manager in 2002.


o Co-founded Dynamic Ideas, LLC, a consulting firm specializing in the development of quantitative tools for the asset management industry, where she served as Vice President of Research and Analytics, 1999 to 2002.

o Began investment career as a consultant to asset managers in 1996; became portfolio manager in 2002.

o     Ph.D., MIT.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.




------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED EQUITY FUND -- 2006 PROSPECTUS 11P

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THIS INFORMATION HAS BEEN AUDITED BY KPMG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS, IS INCLUDED IN THE ANNUAL REPORT WHICH, IF NOT INCLUDED WITH THIS PROSPECTUS, IS AVAILABLE UPON REQUEST.


CLASS A

-------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-------------------------------------------------------------------------------------------------------------
Fiscal period ended July 31,                                             2006     2005     2004      2003(b)
Net asset value, beginning of period                                  $  6.70   $ 5.95   $ 5.44   $  5.00
-------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                              .06      .04      .02       .01
Net gains (losses) (both realized and unrealized)                         .35      .90      .63       .43
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                          .41      .94      .65       .44
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                     (.06)    (.03)    (.02)       --
Distributions from realized gains                                        (.31)    (.16)    (.12)       --
-------------------------------------------------------------------------------------------------------------
Total distributions                                                      (.37)    (.19)    (.14)       --
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $  6.74   $ 6.70   $ 5.95   $  5.44
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                               $ 1,368   $   28   $   13   $     8
-------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                     1.02%    1.25%    1.13%     1.22%(e)
-------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets         .95%     .84%     .65%      .81%(e)
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                 137%      64%      64%       17%
-------------------------------------------------------------------------------------------------------------
Total return(f)                                                          6.25%   15.95%   11.99%     8.80%(g)
-------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from April 24, 2003 (when shares became publicly available) to July 31, 2003.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 1.05%, 1.35%, 1.91% and 7.39% for the periods ended July 31, 2006, 2005, 2004 and 2003, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.



------------------------------------------------------------------------------

12P RIVERSOURCE DISCIPLINED EQUITY FUND -- 2006 PROSPECTUS

CLASS B

------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------------------------------------
Fiscal period ended July 31,                                          2006     2005     2004       2003(b)
Net asset value, beginning of period                                $ 6.62   $ 5.90   $ 5.43    $  5.00
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .01      .02     (.02)        --
Net gains (losses) (both realized and unrealized)                      .34      .86      .61        .43
------------------------------------------------------------------------------------------------------------
Total from investment operations                                       .35      .88      .59        .43
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.01)      --       --         --
Distributions from realized gains                                     (.31)    (.16)    (.12)        --
------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.32)    (.16)    (.12)        --
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $ 6.65   $ 6.62   $ 5.90    $  5.43
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $   73   $    9   $    3    $     1
------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                  1.82%    2.04%    1.95%      2.01%(e)
------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets      .20%     .06%    (.16%)     (.08%)(e)
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)              137%      64%      64%        17%
------------------------------------------------------------------------------------------------------------
Total return(f)                                                       5.42%   15.03%   10.95%      8.60%(g)
------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from April 24, 2003 (when shares became publicly available) to July 31, 2003.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.85%, 2.13%, 2.73% and 8.18% for the periods ended July 31, 2006, 2005, 2004 and 2003, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.



------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED EQUITY FUND -- 2006 PROSPECTUS 13P

CLASS C

----------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------------------
Fiscal period ended July 31,                                        2006     2005     2004       2003(b)
Net asset value, beginning of period                               $6.62   $ 5.90   $ 5.43    $  5.00
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                         .01      .01     (.02)        --
Net gains (losses) (both realized and unrealized)                    .35      .87      .61        .43
----------------------------------------------------------------------------------------------------------
Total from investment operations                                     .36      .88      .59        .43
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                (.02)      --       --         --
Distributions from realized gains                                   (.31)    (.16)    (.12)        --
----------------------------------------------------------------------------------------------------------
Total distributions                                                 (.33)    (.16)    (.12)        --
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $6.65   $ 6.62   $ 5.90    $  5.43
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $   3   $   --   $   --    $    --
----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                1.81%    2.06%    1.95%      2.01%(e)
----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets    .20%     .02%    (.17%)     (.05%)(e)
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)            137%      64%      64%        17%
----------------------------------------------------------------------------------------------------------
Total return(f)                                                     5.51%   15.03%   10.96%      8.60%(g)
----------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from April 24, 2003 (when shares became publicly available) to July 31, 2003.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.84%, 2.13%, 2.73% and 8.20% for the periods ended July 31, 2006, 2005, 2004 and 2003, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.



------------------------------------------------------------------------------

14P RIVERSOURCE DISCIPLINED EQUITY FUND -- 2006 PROSPECTUS

CLASS Y

---------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
---------------------------------------------------------------------------------------------------------
Fiscal period ended July 31,                                         2006     2005     2004      2003(b)
Net asset value, beginning of period                               $ 6.71   $ 5.95   $ 5.45   $  5.00
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                          .07      .05      .03       .01
Net gains (losses) (both realized and unrealized)                     .36      .91      .61       .44
---------------------------------------------------------------------------------------------------------
Total from investment operations                                      .43      .96      .64       .45
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                 (.07)    (.04)    (.02)       --
Distributions from realized gains                                    (.31)    (.16)    (.12)       --
---------------------------------------------------------------------------------------------------------
Total distributions                                                  (.38)    (.20)    (.14)       --
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 6.76   $ 6.71   $ 5.95   $  5.45
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $ 224   $   --   $   --   $    --
---------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                  .84%    1.06%     .98%     1.01%(e)
---------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets    1.10%    1.03%     .78%      .90%(e)
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)             137%      64%      64%       17%
---------------------------------------------------------------------------------------------------------
Total return(f)                                                      6.48%   16.25%   11.87%     9.00%(g)
---------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from April 24, 2003 (when shares became publicly available) to July 31, 2003.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class Y would have been 0.87%, 1.18%, 1.76% and 7.20% for the periods ended July 31, 2006, 2005, 2004 and 2003, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.



--------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED EQUITY FUND -- 2006 PROSPECTUS 15P

BUYING AND SELLING SHARES


The RiverSource funds are available through broker-dealers, certain 401(k) or other qualified and nonqualified plans, banks, or other financial intermediaries or institutions (financial institutions). These financial institutions may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial institutions through which shares are held. Since the fund may not have a record of your transactions, you should always contact the financial institution through which you purchased the fund to make changes to or give instructions concerning your account or to obtain information about your account. The fund, the distributor and the transfer agent are not responsible for the failure of one of these financial institutions to carry out its obligations to its customers.

BUYING SHARES

INVESTMENT OPTIONS -- CLASSES OF SHARES


The RiverSource funds offer different classes of shares. There are differences among the fees and expenses for each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial institution can help you with this decision. The following table shows the key features of each class.

INVESTMENT OPTIONS SUMMARY

                                             CLASS A          CLASS B          CLASS C(a)       CLASS Y(b)
--------------------------------------------------------------------------------------------------------------
AVAILABILITY                                 Available to     Available to     Available to     Limited to
                                             all investors.   all investors.   all investors.   qualifying
                                                                                                institutional
                                                                                                investors.
--------------------------------------------------------------------------------------------------------------
INITIAL SALES CHARGE                         Yes. Payable     No. Entire       No. Entire       No. Entire
                                             at time of       purchase         purchase         purchase
                                             purchase.        price is         price is         price is
                                             Lower sales      invested in      invested in      invested in
                                             charge for       shares of        shares of        shares of
                                             larger           the fund.        the fund.        the fund.
                                             investments.
--------------------------------------------------------------------------------------------------------------
CONTINGENT DEFERRED                          No.              Maximum 5%       1% CDSC may      No.
SALES CHARGE (CDSC)                                           CDSC during      apply if you
                                                              the first        sell shares
                                                              year             within one
                                                              decreasing       year after
                                                              to 0% after      purchase.
                                                              six years.
--------------------------------------------------------------------------------------------------------------
12b-1 FEE OR SHAREHOLDER                     Yes.             Yes.             Yes.             Yes.
SERVICE FEE(c)                               0.25%            1.00%            1.00%            0.10%
--------------------------------------------------------------------------------------------------------------
CONVERSIONS TO CLASS A                       N/A              Yes.(d)          No.              No.
--------------------------------------------------------------------------------------------------------------

(a) RiverSource Small Company Index Fund does not offer Class C shares.



--------------------------------------------------------------------------------
S-6400-4                                                                     S.1

(b) Please see the statement of additional information (SAI) for information on eligibility requirements to purchase Class Y shares.

(c) For Class A, Class B and Class C shares, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares. For Class Y shares, each fund has adopted a separate shareholder servicing agreement not adopted under Rule 12b-1 to pay for servicing-related expenses related to those shares. Because these fees are paid out of a fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.

(d) See "Buying and Selling Shares, Sales Charges, Class B and Class C - contingent deferred sales charge alternative" for more information on the timing of conversion, which will vary depending on the original purchase of the Class B shares.


The distribution and shareholder servicing fees for Class A, Class B and Class C are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing a fund's shares and providing services to fund shareholders. These expenses include payment of distribution and shareholder servicing fees to financial institutions that sell shares of the fund. Financial institutions receive fees up to 0.25% of the average daily net assets of Class A, Class B and Class C shares sold and held through them. For Class A and Class B shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor begins to pay these fees one year after purchase. Financial institutions also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay one year after purchase. For Class B shares, the fund's distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to financial institutions that sell Class B shares, and to pay for other distribution related expenses. Financial institutions may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor.


The shareholder servicing fees for Class Y shares are used by the distributor to pay for certain service related expenses. These expenses are incurred helping shareholders thoughtfully consider their investment goals and objectively monitor how well the goals are being achieved. The distributor may pay these fees to financial institutions for providing such services.

Your fund also may offer Class I shares exclusively to certain institutional investors. Class I shares are made available through a separate prospectus supplement provided to investors eligible to purchase the shares.

DETERMINING WHICH CLASS OF SHARES TO PURCHASE

IF YOUR FUND OFFERS CLASS A, CLASS B AND CLASS C SHARES: If your investments in RiverSource funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases.




--------------------------------------------------------------------------------
S.2

If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial institution.

For more information, see the SAI.


SALES CHARGES


CLASS A -- INITIAL SALES CHARGE ALTERNATIVE

Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial institution through which you purchased the shares. The distributor retains the balance of the sales charge. Sales charges vary depending on the amount of your purchase.

SALES CHARGE* FOR CLASS A SHARES:

                                                                             MAXIMUM
                               AS A % OF         AS A % OF NET         RE-ALLOWANCE AS A %
TOTAL MARKET VALUE          PURCHASE PRICE**    AMOUNT INVESTED         OF PURCHASE PRICE
---------------------------------------------------------------------------------------------
Up to $49,999                    5.75%                6.10%                   5.00%

$50,000 - $99,999                4.75                 4.99                    4.00

$100,000 - $249,999              3.50                 3.63                    3.00

$250,000 - $499,999              2.50                 2.56                    2.15

$500,000 - $999,999              2.00                 2.04                    1.75

$1,000,000 or more               0.00                 0.00                    0.00***

  * Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

 ** Purchase price includes the sales charge.


*** Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial institution the following: a sales commission of up to 1.00% for a sale with a total market value of $1,000,000 to $3,000,000; a sales commission up to 0.50% for $3,000,000 to $10,000,000; and a sales commission up to 0.25% for $10,000,000 or more.






--------------------------------------------------------------------------------
                                                                             S.3

INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION. You may be able to reduce the sales charge on Class A shares, based on the combined market value of your accounts. The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

o  Your current investment in a fund; and

o Previous investments you and members of your primary household group have made in Class A, Class B or Class C shares in the fund and other RiverSource funds, provided your investment was subject to a sales charge. Your primary household group consists of you, your spouse or domestic partner and your unmarried children under age 21 sharing a mailing address.

The following accounts are eligible to be included in determining the sales charge on your purchase:

o  Individual or joint accounts;

o Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

o UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

o Revocable trust accounts for which you or a member of your primary household group, individually, is the beneficiary;

o Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

o Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are NOT eligible to be included in determining the sales charge on your purchase:

o Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

o Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;

o  Investments in Class D, Class E, or Class Y shares;

o Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

o  Charitable and irrevocable trust accounts.

If you purchase RiverSource fund shares through different financial institutions, and you want to include those assets toward a reduced sales charge, you must inform your financial institution in writing about the other accounts when placing your purchase order. Contact your financial institution to determine what information is required.



--------------------------------------------------------------------------------
S.4

Unless you provide your financial institution in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.

For more information on rights of accumulation, please see the SAI.

INITIAL SALES CHARGE -- LETTER OF INTENT (LOI). Generally, if you intend to invest $50,000 or more over a period of 13 months or less, you may be able to reduce the front-end sales charges for investments in Class A shares by completing and filing a LOI form. The LOI becomes effective only after the form is processed in good order by the fund. An LOI can be backdated up to a maximum of 90 days. If the LOI is backdated, you may include prior investments in Class A shares that were charged a front-end sales load toward the LOI commitment amount. If the LOI is backdated, the 13-month period begins on the date of the earliest purchase included in the LOI.

Holdings More than 90 Days Old. Purchases made more than 90 days before your LOI is processed by the fund will not be counted toward the commitment amount of the LOI and cannot be used as the starting point for the LOI. While these purchases cannot be included in an LOI, they may help you obtain a reduced sales charge on future purchases as described in "Initial Sales Charge -- Rights of Accumulation."

Notification Obligation. You must request the reduced sales charge when you buy shares. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial institution provide this information to the fund when placing your purchase order. For more details on LOIs, please contact your financial institution or see the SAI.

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:


o current or retired Board members, officers or employees of RiverSource funds or RiverSource Investments or its affiliates, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

o current or retired Ameriprise Financial Services, Inc. (Ameriprise Financial Services) financial advisors, employees of financial advisors, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

o registered representatives and other employees of financial institutions having a selling agreement with the distributor, including their spouses, domestic partners, children, parents and their spouse's or domestic partner's parents.

o portfolio managers employed by subadvisers of the RiverSource funds, including their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.



--------------------------------------------------------------------------------
                                                                             S.5

o qualified employee benefit plans offering participants daily access to RiverSource funds. Eligibility must be determined in advance. For assistance, please contact your financial institution.

o direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer of Class Y shares in a fund to Class A shares in the same fund.

o  purchases made:

   o with dividend or capital gain distributions from a fund or from the same class of another RiverSource fund;

   o through or under a wrap fee product or other investment product sponsored by a financial institution having a selling agreement with the distributor;

   o through American Express Personal Trust Services' Asset-Based pricing alternative, provided by American Express Bank, FSB.

o shareholders whose original purchase was in a Strategist fund merged into a RiverSource fund in 2000.

Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide your financial institution with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.


Because the current prospectus is available on RiverSource Investment's website free of charge, RiverSource Investments does not disclose this information separately on the website.


CLASS B AND CLASS C -- CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE

FOR CLASS B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline:

IF THE SALE IS MADE DURING THE:                  THE CDSC PERCENTAGE RATE IS:*
First year                                                     5%

Second year                                                    4%

Third year                                                     4%

Fourth year                                                    3%

Fifth year                                                     2%

Sixth year                                                     1%

Seventh or eighth year                                         0%

* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.





--------------------------------------------------------------------------------
S.6

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial institutions that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.

Purchases made prior to May 21, 2005 age on a calendar year basis. Purchases made beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 will complete its first year on Nov. 11, 2006 under daily aging.

Class B shares purchased prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased beginning May 21, 2005 will convert to Class A shares one month after the completion of the eighth year of ownership.

FOR CLASS C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a sales commission of 1% to financial institutions that sell Class C shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares.

For both Class B and Class C, if the amount you sell causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC will be based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

EXAMPLE

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.





--------------------------------------------------------------------------------
                                                                             S.7

CDSC -- WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:

o  in the event of the shareholder's death;

o  held in trust for an employee benefit plan; or

o held in IRAs or certain qualified plans, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

   o  at least 59 1/2 years old AND

   o taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

   o selling under an approved substantially equal periodic payment arrangement.

CDSC -- WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares in the event of the shareholder's death.


CLASS Y -- NO SALES CHARGE. For Class Y, there is no initial sales charge or
CDSC.

OPENING AN ACCOUNT


Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the financial institution through which you are investing in the fund may not be able to open an account for you. If the financial institution through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial institution.


Your financial institution may establish and maintain your account directly or it may establish and maintain your account with the distributor. The distributor may appoint servicing agents to accept purchase orders and to accept exchange (and sale) orders on its behalf. Accounts maintained by the distributor will be supported by the fund's transfer agent.





--------------------------------------------------------------------------------
S.8

METHODS OF PURCHASING SHARES

These methods of purchasing shares apply to Class A, Class B, and Class C shares.

THROUGH AN ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INSTITUTION
ALL REQUESTS                 The financial institution through which you buy
                             shares may have different policies not described
                             in this prospectus, including different minimum
                             investment amounts and minimum account balances.

--------------------------------------------------------------------------------

THROUGH AN ACCOUNT ESTABLISHED WITH THE DISTRIBUTOR

BY MAIL The financial institution through which you buy shares may establish an account directly with the distributor. To establish an account in this fashion, complete a RiverSource funds account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be requested by calling (888)
                             791-3380. Make your check payable to the fund. The fund does not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.

                             Mail your check and completed application to:

                             REGULAR MAIL      RIVERSOURCE INVESTMENTS (FUNDS)
                                               P.O. BOX 8041
                                               BOSTON, MA 02266-8041

                             EXPRESS MAIL      RIVERSOURCE INVESTMENTS (FUNDS)
                                               C/O BFDS
                                               30 DAN ROAD
                                               CANTON, MA 02021-2809

                             If you already have an account, include your name, account number and the name of the fund and class of shares along with your check. You can make scheduled investments in the fund by moving money from your checking account or savings account. See the Minimum Investment and Account Balance chart below for more information regarding scheduled investment plans.

--------------------------------------------------------------------------------

BY WIRE OR ACH               Fund shares purchased through the distributor
                             may be paid for by federal funds wire. Before
                             sending a wire, call (888) 791-3380 to notify the
                             distributor of the wire and to receive further
                             instructions.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                                             S.9

THROUGH AN ACCOUNT ESTABLISHED WITH THE DISTRIBUTOR (CONT.)
BY WIRE OR ACH (CONT.)       If you are establishing an account with a wire
                             purchase, you are required to send a signed
                             account application to the address above. Please
                             include the wire control number or your new
                             account number on the application.

                             Your bank or financial institution may charge additional fees for wire transactions.

--------------------------------------------------------------------------------

BY EXCHANGE                  Call (888) 791-3380 or send signed written
                             instructions to the address above.

--------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE

                          FOR ALL FUNDS AND
                          ACCOUNTS EXCEPT THOSE
                          LISTED TO THE RIGHT                            RIVERSOURCE DISCIPLINED
                          (NONQUALIFIED)         TAX QUALIFIED ACCOUNTS  SMALL CAP VALUE FUND
---------------------------------------------------------------------------------------------------
INITIAL INVESTMENT        $2,000                 $1,000                  $5,000
---------------------------------------------------------------------------------------------------
ADDITIONAL INVESTMENTS    $100                   $100                    $100
---------------------------------------------------------------------------------------------------
ACCOUNT BALANCE*          $300                   None                    $2,500


* If your fund account balance falls below the minimum account balance for any reason, including a market decline, you will be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.

---------------------------------------------------------------------------------------------------
MINIMUM INVESTMENT AND ACCOUNT BALANCE -- SCHEDULED INVESTMENT PLANS
---------------------------------------------------------------------------------------------------

                          FOR ALL FUNDS AND
                          ACCOUNTS EXCEPT THOSE
                          LISTED TO THE RIGHT                            RIVERSOURCE DISCIPLINED
                          (NONQUALIFIED)         TAX QUALIFIED ACCOUNTS  SMALL CAP VALUE FUND
---------------------------------------------------------------------------------------------------
INITIAL INVESTMENT        $100                   $100                    $5,000
---------------------------------------------------------------------------------------------------
ADDITIONAL INVESTMENTS    $100                   $50                     $100
---------------------------------------------------------------------------------------------------
ACCOUNT BALANCE**         None                   None                    $2,500
---------------------------------------------------------------------------------------------------


** If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.
--------------------------------------------------------------------------------


If approved by the distributor, these minimums may be waived for accounts that are managed by an investment professional (for example, discretionary wrap accounts) or are a part of an employer-sponsored retirement plan.


The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial institution for information regarding wire or electronic funds transfer.

--------------------------------------------------------------------------------
S.10

EXCHANGING OR SELLING SHARES


You may exchange or sell shares by having your financial institution process your transaction. If your account is maintained directly with your financial institution, you must contact that financial institution to exchange or sell shares of the fund. If your account was established with the distributor, there are a variety of methods you may use to exchange or sell shares of the fund.

WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INSTITUTION
--------------------------------------------------------------------------------
ALL REQUESTS                You can exchange or sell shares by having
                            your financial institution process your
                            transaction. The financial institution through
                            which you purchased shares may have different
                            policies not described in this prospectus,
                            including different transaction limits, exchange
                            policies and sale procedures.
--------------------------------------------------------------------------------

ACCOUNT ESTABLISHED WITH THE DISTRIBUTOR
BY MAIL                     Mail your exchange or sale request to:

                            REGULAR MAIL   RIVERSOURCE INVESTMENTS (FUNDS)
                                           P.O. BOX 8041
                                           BOSTON, MA 02266-8041

                            EXPRESS MAIL   RIVERSOURCE INVESTMENTS (FUNDS)
                                           c/o BFDS
                                           30 DAN ROAD
                                           CANTON, MA 02021-2809

                             Include in your letter:

                             o  your name

                             o  the name of the fund(s)

                             o  your account number

                             o  the class of shares to be exchanged or sold

                             o  your Social Security number or Employer
                                Identification number

                             o the dollar amount or number of shares you want to exchange or sell

                             o specific instructions regarding delivery or exchange destination

                             o  signature(s) of registered account owner(s)

                             o any special documents the transfer agent may require in order to process your order

                             Corporate, trust or partnership accounts may need to send additional documents.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                                            S.11

ACCOUNT ESTABLISHED WITH THE DISTRIBUTOR (CONT.)
--------------------------------------------------------------------------------
BY MAIL (CONT.)              Payment will be mailed to the address of record
                             and made payable to the names listed on the
                             account, unless your request specifies
                             differently and is signed by all owners.

                             A Medallion Signature Guarantee is required if:

                             o Amount is over $50,000.

                             o You want your check made payable to someone
                               other than yourself.

                             o Your address has changed within the last 30 days.

                             o You want the check mailed to an address other
                               than the address of record.

                             o You want the proceeds sent to a bank account not
                               on file.

                             o You are the beneficiary of the account
                               and the account owner is deceased (additional documents may be required).

                             A Medallion Signature Guarantee assures that a signature is genuine and not a forgery. The financial institution providing the Guarantee is financially liable for the transaction if the signature is a forgery. Eligible guarantors include commercial banks, trust companies, savings associations, and credit unions as defined by the Federal Deposit
                             Insurance Act.

                             Note: A guarantee from a notary public is not acceptable. NOTE: Any express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

--------------------------------------------------------------------------------
BY TELEPHONE                 Call (888) 791-3380. Unless you elect not to
                             have telephone exchange and sale privileges,
                             they will automatically be available to you.
                             Reasonable procedures will be used to confirm
                             authenticity of telephone exchange or sale
                             requests. Telephone privileges may be modified
                             or discontinued at any time. Telephone
                             exchange and sale privileges automatically
                             apply to all accounts except custodial,
                             corporate or qualified retirement accounts.
                             You may request that these privileges NOT
                             apply by writing to the address above.

                             Payment will be mailed to the address of record and made payable to the names listed on the account.

                             Telephone sale requests are limited to $100,000 per day.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
S.12

ACCOUNT ESTABLISHED WITH THE DISTRIBUTOR (CONT.)
--------------------------------------------------------------------------------
BY WIRE OR ACH               You can wire money from your fund account to
                             your bank account. Make sure we have your bank
                             account information on file. If we do not have
                             this information, you will need to send
                             written instructions with your bank's name and
                             a voided check or savings account deposit
                             slip.

                             Call (888) 791-3380 or send a letter of
                             instruction, with a Medallion Signature
                             Guarantee if required, to the address above.

                             A service fee may be charged against your account for each wire sent.

                             Minimum amount: $100

                             Your bank or financial institution may
                             charge additional fees for wire transactions.

--------------------------------------------------------------------------------
BY SCHEDULED                 You may elect to receive regular periodic payments
 PAYOUT PLAN                 through an automatic sale of shares. See the SAI
                             for more information.
--------------------------------------------------------------------------------

IMPORTANT: Payments sent by a bank authorization or check that are not guaranteed may take up to ten days to clear. This may cause your sale request to fail to process if the requested amount includes unguaranteed funds.

EXCHANGES


Generally, you may exchange your fund shares for shares of the same class of any other publicly offered RiverSource fund without a sales charge. Exchanges into RiverSource Tax-Exempt Money Market Fund may be made only from Class A shares. For complete information on the fund you are exchanging into, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order.

MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.

FUNDS THAT INVEST IN SECURITIES THAT TRADE INFREQUENTLY MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF INEFFICIENCIES IN THE SECURITIES MARKETS. FUNDS THAT INVEST IN SECURITIES THAT TRADE ON OVERSEAS SECURITIES MARKETS MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF CHANGES IN THE VALUES OF SECURITIES BETWEEN THE CLOSE OF OVERSEAS MARKETS AND


--------------------------------------------------------------------------------
                                                                            S.13

THE CLOSE OF U.S. MARKETS, WHICH IS GENERALLY THE TIME AT WHICH A FUND'S NAV IS CALCULATED. TO THE EXTENT THAT A FUND HAS SIGNIFICANT HOLDINGS OF SMALL CAP STOCKS OR FOREIGN SECURITIES, THE RISKS OF MARKET TIMING MAY BE GREATER FOR THE FUND THAN FOR OTHER FUNDS. SEE "PRINCIPAL INVESTMENT STRATEGIES" FOR A DISCUSSION OF THE TYPES OF SECURITIES IN WHICH YOUR FUND INVESTS.

SEE "VALUING FUND SHARES" FOR A DISCUSSION OF THE RIVERSOURCE FUNDS' POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.


THE RIVERSOURCE FUNDS' BOARDS HAVE ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING. EACH FUND SEEKS TO ENFORCE THIS POLICY THROUGH ITS SERVICE PROVIDERS AS FOLLOWS:


o The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial institution for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund seeks the assistance of financial institutions in applying similar restrictions on the sub-accounts of their participants or clients.

o If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial institution. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

o Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial institutions where market timing activity may not always be successfully detected.

Other exchange policies:

o  Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.


o  Once the fund receives your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange or sale.




--------------------------------------------------------------------------------
S.14

SELLING SHARES

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.


REPURCHASES. You can change your mind after requesting a sale and use all or part of the sale proceeds to purchase new shares in the same account, fund and class from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV, up to the amount of the sale proceeds, instead of paying a sales charge on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. In order for you to take advantage of this repurchase waiver, you must notify your financial institution within 90 days of the date your sale request was processed. Contact your financial institution for information on required documentation. The repurchase privilege may be modified or discontinued at any time and use of this option may have tax consequences.


Each fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

VALUING FUND SHARES

For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For funds or classes of shares sold without an initial sales charge, the public offering price is the NAV.

Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, contact your financial institution.

The NAV is the value of a single share of a fund. The NAV is determined by dividing the value of a fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. Securities are valued primarily on the basis of market quotations. Market quotations are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.




--------------------------------------------------------------------------------
                                                                            S.15

When reliable market quotations are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund has significant holdings of foreign securities or small cap stocks that may trade infrequently, fair valuation may be used more frequently than for other funds. The funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund's shares may change on days when shareholders will not be able to purchase or sell the fund's shares.

DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of your fund's net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Your fund's net investment income is distributed to you as dividends. Dividends may be composed of qualifying dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include non-qualifying dividends, interest income and short-term capital gains. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund, unless you request distributions in cash. The financial institution through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.



--------------------------------------------------------------------------------
S.16

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss, based on paying a sales charge, by exchanging shares within 91 days of purchase. If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

o RIVERSOURCE REAL ESTATE FUND. REITs often do not provide complete tax information until after the calendar year-end. Consequently, you may not receive your Form 1099-DIV until February. Other RiverSource funds tax statements are mailed in January.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.





--------------------------------------------------------------------------------
                                                                            S.17

GENERAL INFORMATION

AVAILABILITY AND TRANSFERABILITY OF FUND SHARES

Please consult your financial institution to determine availability of RiverSource funds. Currently, RiverSource funds may be purchased or sold through affiliated broker-dealers of RiverSource Investments and through certain unaffiliated financial institutions. If you set up an account at a financial institution that does not have, and is unable to obtain, a selling agreement with the distributor of the RiverSource funds, you will not be able to transfer RiverSource fund holdings to that account. In that event, you must either maintain your RiverSource fund holdings with your current financial institution, find another financial institution with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the fund's investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the RiverSource funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Custody Services. Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the custodian or Ameriprise Trust Company), provides custody services to all but a limited number of the RiverSource funds, for which U.S. Bank National Association provides custody services. In addition, Ameriprise Trust Company is paid for certain transaction fees and out-of-pocket expenses incurred while providing services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."


Distribution and Shareholder Services. RiverSource Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474, and Ameriprise Financial Services, 70100 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (collectively, the distributor), provide underwriting and distribution services to the RiverSource funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees for Class A, Class B and Class C shares. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor re-allows the remainder of these fees (or the full fee) to the financial institutions that sell fund shares and provide services to shareholders. Fees paid by a



--------------------------------------------------------------------------------
S.18
fund for these services are set forth under "Distribution (12b-1) fees" in the expense table under "Fees and Expenses." Separately, for Class Y shares, the fund pays fees under a non-12b-1 shareholder servicing agreement for certain shareholder services. A portion of these fees (or the full fee) may be paid to the financial institutions that provide the services. Fees paid by a fund for these services are set forth under "Other Expenses" in the expense table under "Fees and Expenses." More information on how these distribution and shareholder services fees are used is set forth under "Investment Options -- Classes of Shares" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares:
Sales Charges" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for the RiverSource funds' policy regarding directed brokerage.

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the RiverSource funds. The RiverSource funds pay the transfer agent a fee, which varies by class, as set forth in the SAI and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation pays a portion of these fees to financial institutions that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.

PAYMENTS TO FINANCIAL INSTITUTIONS


RiverSource Investments and its affiliates may make or support additional cash payments out of their own resources to financial institutions, including inter-company allocation of resources to affiliated broker-dealers such as Ameriprise Financial Services (and its licensed representatives), in connection with selling fund shares or providing services to the fund or its shareholders. These payments and inter-company allocations are in addition to any 12b-1 distribution and/or shareholder service fees or other amounts paid by the fund to the distributor under distribution or shareholder servicing plans, or paid by the fund to the transfer agent under its transfer agency agreement, which fees may be used by these entities to support shareholder account maintenance, sub-accounting, recordkeeping or other services provided directly by the financial institution. In exchange for these payments and inter-company allocations, RiverSource Investments and its affiliates may receive preferred access to registered representatives of a financial institution (for example, the ability to make presentations in branch offices or at conferences)



--------------------------------------------------------------------------------
                                                                            S.19
or preferred access to customers of the financial institution (for example, the ability to advertise or directly interact with the financial institution's customers in order to sell the fund). These arrangements are sometimes referred to as "revenue sharing payments." In some cases, these arrangements may create an incentive for a financial institution or its representatives to recommend or sell shares of a fund and may create a conflict of interest between a financial institution's financial interest and its duties to its customers. Please contact the financial institution through which you are purchasing shares of the fund for details about any payments it may receive in connection with selling fund shares or providing services to the fund. These payments and inter-company allocations are usually calculated based on a percentage of fund sales, and/or as a percentage of fund assets attributable to a particular financial institution. These payments may also be negotiated based on other criteria or factors including, but not limited to, the financial institution's affiliation with the investment manager, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships and the scope and quality of services it provides. The amount of payment or inter-company allocation may vary by financial institution and by type of sale (e.g., purchases of different share classes or purchases of the fund through a qualified plan or through a wrap program), and may be significant.

From time to time, RiverSource Investments and its affiliates may make other reimbursements or payments to financial institutions or their representatives including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial institutions and their representatives are subject.

ADDITIONAL MANAGEMENT INFORMATION

MANAGER OF MANAGERS EXEMPTION. The RiverSource funds have received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

RiverSource Investments or its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.



--------------------------------------------------------------------------------
S.20

AFFILIATED FUNDS OF FUNDS. RiverSource Investments also serves as investment manager to RiverSource funds that provide asset-allocation services to shareholders by investing in shares of other RiverSource funds (Funds of Funds). A fund may experience relatively large purchases or redemptions from the Funds of Funds. Although RiverSource Investments seeks to minimize the impact of these transactions by structuring them over a reasonable period of time or through other measures, a fund may experience increased expenses as it buys and sells securities to manage transactions for the Funds of Funds. In addition, because the Funds of Funds may own a substantial portion of a fund, a redemption by the Funds of Funds could cause a fund's expense ratio to increase as the fund's fixed costs would be spread over a smaller asset base. RiverSource Investments monitors expense levels and is committed to offering funds that are competitively priced. RiverSource Investments will report to the Board on the steps it has taken to manage any potential conflicts.


CASH RESERVES. A fund may invest its daily cash balance in RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses, and is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund only to the extent it is consistent with the fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.


FUND HOLDINGS DISCLOSURE. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.

LEGAL PROCEEDINGS. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

--------------------------------------------------------------------------------
                                                                            S.21

This fund can be purchased from Ameriprise Financial Services or from a limited number of other authorized financial institutions. The fund can be found under the "RiverSource" banner in most mutual fund quotations.

Additional information about the fund and its investments is available in the fund's SAI, and annual and semiannual reports to shareholders. In the fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the fund, contact RiverSource Funds or your financial institution. To make a shareholder inquiry, contact the financial institution through whom you purchased the fund.

RiverSource Funds
734 Ameriprise Financial Center
Minneapolis, MN 55474
(888) 791-3380

RiverSource Funds information available at RiverSource Investments website address: riversource.com/funds

You may review and copy information about the fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.


Investment Company Act File #811-2111

TICKER SYMBOL
Class A: AQEAX   Class B: AQEBX
Class C: --      Class I: ALEIX
Class Y: RQEYX



RIVERSOURCE [LOGO](SM)
       INVESTMENTS


                                                            S-6263-99 F (9/06)

                   RIVERSOURCE(SM) DISCIPLINED EQUITY FUND


                  SUPPLEMENT TO THE SEPT. 29, 2006 PROSPECTUS


This supplement describes the Fund's Class I shares. The caption headings used in this Supplement correspond to the caption headings used in the prospectus.

You may purchase Class I shares only if you are an eligible investor, as described under the caption "Buying and Selling Shares" below.

PAST PERFORMANCE


The performance table is intended to indicate some of the risks of investing in the Fund by showing changes in the Fund's performance over time. Please note that you will find performance returns for other classes of shares of the Fund, together with returns of one or more broad measures of market performance, in the performance table of the prospectus. The table is supplemented as follows:

------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005)
------------------------------------------------------------------------------

                                                                                1 YEAR       SINCE INCEPTION
--------------------------------------------------------------------------------------------------------------
Class I
--------------------------------------------------------------------------------------------------------------
   Return before taxes                                                          +6.76%          +12.46%(a)
--------------------------------------------------------------------------------------------------------------
S&P 500 Index (reflects no deduction for fees, expenses or taxes)               +4.91%          +11.25%(b)
--------------------------------------------------------------------------------------------------------------
Lipper Large-Cap Core Funds Index                                               +5.72%          +11.10%(b)
--------------------------------------------------------------------------------------------------------------

(a)   Inception date is July 15, 2004.

(b)   Measurement period started Aug. 1, 2006.

Past performance for Class I for the period prior to July 15, 2004 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges, but not differences in annual Fund operating expenses. The use of blended performance (Class I performance blended with Class A performance for periods before July 15, 2004) generally results in lower performance than Class I shares would have achieved had they been offered for the entire period.


FEES AND EXPENSES

Fund investors pay various expenses. The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees. The table is supplemented as follows:

------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
------------------------------------------------------------------------------

                                                                                                                 CLASS I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)                               none
-------------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) imposed on sales (as a percentage of offering price at time of purchase)      none
-------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:                                                                     CLASS I
-------------------------------------------------------------------------------------------------------------------------

Management fees(a)                                                                                                0.61%

-------------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) fees                                                                                         0.00%
-------------------------------------------------------------------------------------------------------------------------

Other expenses(b)                                                                                                 0.13%
-------------------------------------------------------------------------------------------------------------------------
Total                                                                                                             0.74%
-------------------------------------------------------------------------------------------------------------------------
Fee waiver/expense reimbursement                                                                                  0.09%
-------------------------------------------------------------------------------------------------------------------------
Net expenses(c)                                                                                                   0.65%
-------------------------------------------------------------------------------------------------------------------------

(a) Includes the impact of a performance incentive adjustment fee that increased the management fee by 0.01% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Large-Cap Core Funds Index. See "Fund Management and Compensation" for more information.


(b) Other expenses include an administrative services fee, a custody fee and other nonadvisory expenses.


(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2006, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed 0.64% for Class I.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table is supplemented as follows:

                           1 YEAR               3 YEARS           5 YEARS          10 YEARS
-------------------------------------------------------------------------------------------

Class I                     $66                  $228              $403              $914

-------------------------------------------------------------------------------------------

BUYING AND SELLING SHARES

The description of Investment Options is supplemented as follows:

If you are an eligible investor, you may purchase Class I shares at net asset value without an initial sales charge or CDSC on redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares.

The following eligible investors may purchase Class I shares:


o Any fund distributed by RiverSource Distributors, Inc. and Ameriprise Financial Services, if the fund seeks to achieve its investment objective by investing primarily in shares of the Fund and other RiverSource funds.

o Endowments, foundations, and defined benefit plans with a minimum investment of $5 million.


In addition, the distributor, in its sole discretion, may accept investments from other purchasers not listed above.

The discussion of buying and selling shares is supplemented as follows:


You may purchase, sell or exchange Class I shares only through the distributor or an authorized financial institution. You may exchange your Class I shares only for Class I shares of another RiverSource fund.


FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund's financial performance. It is supplemented as follows:


CLASS I
------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------

Fiscal period ended July 31,                                                 2006             2005            2004(b)
Net asset value, beginning of period                                    $    6.73         $   5.96        $   5.99
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                                  .08              .04             .02
Net gains (losses) (both realized and unrealized)                             .36              .92            (.05)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                              .44              .96            (.03)
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                         (.08)            (.03)             --
Distributions from realized gains                                            (.31)            (.16)             --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                          (.39)            (.19)             --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $    6.78         $   6.73        $   5.96
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                 $     252         $     82        $      9
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)                              .70%(d)          .91%            .93%(d),(e)
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets            1.41%            1.19%           5.35%(e)
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                     137%              64%             64%
---------------------------------------------------------------------------------------------------------------------------
Total return(f)                                                              6.73%           16.29%           (.50%)(g)
---------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   Inception date is July 15, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class I would have been 0.72% and 1.27% for the periods ended July 31, 2006 and 2004, repectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


                                                            S-6263-79 F (9/06)

Prospectus

                                                       RIVERSOURCE [LOGO] (SM)
                                                              INVESTMENTS


   RIVERSOURCE(SM)
   GROWTH FUND

------------------------------------------------------------------------------

   PROSPECTUS SEPT. 29, 2006

>  RIVERSOURCE GROWTH FUND
   SEEKS TO PROVIDE SHAREHOLDERS
   WITH LONG-TERM CAPITAL GROWTH.



------------------------------------------------------------------------------

   As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


   You may qualify for sales charge discounts on purchases of Class A shares. Please notify your financial institution if you have other accounts holding shares of RiverSource funds to determine whether you qualify for a sales charge discount. See "Buying and Selling Shares" for more information.


   -----------------------------------------------------
   NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE
   -----------------------------------------------------

TABLE OF CONTENTS

THE FUND .............................................................      3P

Objective ............................................................      3p

Principal Investment Strategies ......................................      3p

Principal Risks ......................................................      4p

Past Performance .....................................................      5p

Fees and Expenses ....................................................      8p

Other Investment Strategies and Risks ................................      9p


Fund Management and Compensation .....................................     11p

FINANCIAL HIGHLIGHTS .................................................     13P

BUYING AND SELLING SHARES ............................................     S.1

Buying Shares ........................................................     S.1

  Investment Options -- Classes of Shares ............................     S.1

  Sales Charges ......................................................     S.3

  Opening an Account .................................................     S.8

Exchanging or Selling Shares .........................................    S.11

  Exchanges ..........................................................    S.13

  Selling Shares .....................................................    S.15

VALUING FUND SHARES ..................................................    S.15

DISTRIBUTIONS AND TAXES ..............................................    S.16

Dividends and Capital Gain Distributions .............................    S.16

Reinvestments ........................................................    S.16

Taxes ................................................................    S.17

GENERAL INFORMATION ..................................................    S.18



------------------------------------------------------------------------------

2P RIVERSOURCE GROWTH FUND - 2006 PROSPECTUS

THE FUND

OBJECTIVE


RiverSource Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.


PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stocks and securities convertible into common stocks that appear to offer growth opportunities. These growth opportunities could result from new management, market developments, or technological superiority. The Fund may invest up to 25% of its total assets in foreign investments.

In pursuit of the Fund's objective, the investment manager (RiverSource Investments, LLC) chooses investments by identifying companies that the investment manager believes have above-average long-term growth potential based, among other factors, on:

      o     Management's track record.

      o     Financial strength.

      o     Competitive market or product position.


      o Technological advantage (more advanced technology or proven technological advantage) over competitors.


In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

      o The security is overvalued relative to other potential investments.

      o     The security has reached the investment manager's price objective.

      o The company has met the investment manager's earnings and/or growth expectations.

      o     The investment manager identifies a more attractive opportunity.


------------------------------------------------------------------------------

RIVERSOURCE GROWTH FUND - 2006 PROSPECTUS 3P

PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

FOREIGN RISK. The following are all components of foreign risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.


Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.


Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.


------------------------------------------------------------------------------

4P RIVERSOURCE GROWTH FUND - 2006 PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

Bar Chart. Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart.


Table. The table shows total returns from hypothetical investments in Class A, Class B, Class C and Class Y shares of the Fund. These returns are compared to the indexes shown for the same periods. For purposes of the performance calculation in the table we assumed:


o     the maximum sales charge for Class A shares;

o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares;

o     no sales charge for Class Y shares; and

o no adjustments for taxes paid by an investor on the reinvested income and capital gains.


------------------------------------------------------------------------------

RIVERSOURCE GROWTH FUND - 2006 PROSPECTUS 5P

AFTER-TAX RETURNS

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.

                           CLASS A SHARE PERFORMANCE
                           (BASED ON CALENDAR YEARS)

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

  +24.51%  +20.65%  +22.56%   +39.51%  -19.02%  -31.30%   -24.09%   +20.75%   +8.49%   +8.42%
 --------------------------------------------------------------------------------------------
   1996     1997     1998      1999     2000     2001       2002     2003      2004     2005


During the periods shown in the bar chart, the highest return for a calendar quarter was +27.10% (quarter ended Dec. 31, 1998) and the lowest return for a calendar quarter was -28.16% (quarter ended Sept. 30, 2001).


The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.


The Fund's Class A year-to-date return at June 30, 2006 was -1.08%.

The Fund formerly was a "feeder" fund in a master/feeder arrangement where the Fund invested all of its assets in a corresponding "master" fund with an identical investment objective and investment strategies. As of Dec. 6, 2005, the Fund became a stand-alone fund that invests directly in a portfolio of securities. The information shown in the table and in the financial highlights for the Fund includes the activity of the Fund when it was a feeder in a master/feeder arrangement.



------------------------------------------------------------------------------

6P RIVERSOURCE GROWTH FUND - 2006 PROSPECTUS

------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005)
------------------------------------------------------------------------------

                                                                                                  SINCE
                                                                                                INCEPTION
                                                         1 YEAR      5 YEARS     10 YEARS       (CLASS C)
------------------------------------------------------------------------------------------------------------
RiverSource Growth:
------------------------------------------------------------------------------------------------------------
  Class A
------------------------------------------------------------------------------------------------------------
      Return before taxes                                +2.19%       -6.93%       +3.80%            N/A
------------------------------------------------------------------------------------------------------------
      Return after taxes on distributions                +2.17%       -6.94%       +3.40%            N/A
------------------------------------------------------------------------------------------------------------
      Return after taxes on distributions
      and sale of fund shares                            +1.42%       -5.76%       +3.20%            N/A
------------------------------------------------------------------------------------------------------------
  Class B
------------------------------------------------------------------------------------------------------------
      Return before taxes                                +2.55%       -6.94%       +3.61%            N/A
------------------------------------------------------------------------------------------------------------
  Class C
------------------------------------------------------------------------------------------------------------
      Return before taxes                                +6.55%       -6.57%         N/A          -10.80%(a)
------------------------------------------------------------------------------------------------------------
  Class Y
------------------------------------------------------------------------------------------------------------
      Return before taxes                                +8.62%       -5.66%       +4.57%            N/A
------------------------------------------------------------------------------------------------------------
Russell 1000(R) Growth Index (reflects no
deduction for fees, expenses or taxes)                   +5.26%       -3.58%       +6.73%         -8.32%(b)
------------------------------------------------------------------------------------------------------------
Lipper Large-Cap Growth Funds Index                      +7.58%       -4.29%       +6.21%         -7.70%(b)
------------------------------------------------------------------------------------------------------------

(a)   Inception date is June 26, 2000.

(b)   Measurement period started July 1, 2000.


The Russell 1000 Growth Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper Large-Cap Growth Funds Index includes the 30 largest large-cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.


------------------------------------------------------------------------------

RIVERSOURCE GROWTH FUND - 2006 PROSPECTUS 7P

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.

------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
------------------------------------------------------------------------------

                                                          CLASS A       CLASS B       CLASS C     CLASS Y

Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)              5.75%(a)        none         none       none
---------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)     none             5%           1%       none
---------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:               CLASS A       CLASS B      CLASS C    CLASS Y
---------------------------------------------------------------------------------------------------------

Management fees(b)                                          0.59%         0.59%        0.59%      0.59%
---------------------------------------------------------------------------------------------------------
Distribution (12b-1) fees                                   0.25%         1.00%        1.00%      0.00%
---------------------------------------------------------------------------------------------------------
Other expenses(c)                                           0.30%         0.32%        0.32%      0.36%
---------------------------------------------------------------------------------------------------------
Total                                                       1.14%         1.91%        1.91%      0.95%
---------------------------------------------------------------------------------------------------------

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) Includes the impact of a performance incentive adjustment fee that increased the management fee by 0.02% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Large-Cap Growth Funds Index. See "Fund Management and Compensation" for more information.

(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.



------------------------------------------------------------------------------

8P RIVERSOURCE GROWTH FUND - 2006 PROSPECTUS

------------------------------------------------------------------------------

EXAMPLES

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 YEAR       3 YEARS       5 YEARS       10 YEARS
------------------------------------------------------------------------------

Class A(a)                  $685         $917         $1,167         $1,886
------------------------------------------------------------------------------
Class B                     $694(b)      $1,000(b)    $1,233(b)      $2,037(c)
------------------------------------------------------------------------------
Class C                     $294(b)      $600         $1,033         $2,238
------------------------------------------------------------------------------
Class Y                     $ 97         $303         $  526         $1,171
------------------------------------------------------------------------------


(a)   Includes a 5.75% sales charge.

(b)   Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                           1 YEAR       3 YEARS       5 YEARS       10 YEARS
------------------------------------------------------------------------------

Class A(a)                  $685         $917         $1,167         $1,886
------------------------------------------------------------------------------
Class B                     $194         $600         $1,033         $2,037(b)
------------------------------------------------------------------------------
Class C                     $194         $600         $1,033         $2,238
------------------------------------------------------------------------------
Class Y                     $ 97         $303         $  526         $1,171
------------------------------------------------------------------------------


(a)   Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

------------------------------------------------------------------------------

OTHER INVESTMENT STRATEGIES AND RISKS

Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. Additionally, the Fund may use derivatives (financial instruments where the value depends upon, or is derived from, the value of something else) such as futures, options and forward contracts, to produce incremental earnings, to hedge existing positions or to increase flexibility. Just as with securities in which the Fund invests directly, derivatives are subject to a number of risks, including market, liquidity, interest rate and credit risk. In addition, a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund using derivatives. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives. For more information on strategies and holdings, and the risks of such strategies, including other derivative instruments that the Fund may use, see the Fund's Statement of Additional Information (SAI) and its annual and semiannual reports.


------------------------------------------------------------------------------

RIVERSOURCE GROWTH FUND - 2006 PROSPECTUS 9P

Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance.


Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the "Financial Highlights."


Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

Directed Brokerage. The Fund's Board of Directors (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.


------------------------------------------------------------------------------

10P RIVERSOURCE GROWTH FUND - 2006 PROSPECTUS

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER


RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource funds, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.59% of the Fund's average daily net assets, including an adjustment under the terms of a performance incentive arrangement. The adjustment is computed by comparing the Fund's performance to the performance of an index of comparable funds published by Lipper Inc. The index against which the Fund's performance is currently measured for purposes of the performance incentive adjustment is the Lipper Large-Cap Growth Funds Index. In certain circumstances, the Fund's Board may approve a change in the index. The maximum adjustment (increase or decrease) is 0.12% of the Fund's average net assets on an annual basis. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's most recent shareholder report.



------------------------------------------------------------------------------

RIVERSOURCE GROWTH FUND - 2006 PROSPECTUS 11P

Portfolio Manager(s). The portfolio manager responsible for the day-to-day management of the Fund is:


Nick Thakore, Portfolio Manager


o     Managed the Fund since 2002.

o     Joined RiverSource Investments in 2002.


o     Analyst and Portfolio Manager, Fidelity Investments, 1993 to 2002.

o     Began investment career in 1993.

o     MBA, Wharton School, University of Pennsylvania.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.





------------------------------------------------------------------------------

12P RIVERSOURCE GROWTH FUND - 2006 PROSPECTUS

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THIS INFORMATION HAS BEEN AUDITED BY KPMG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS, IS INCLUDED IN THE ANNUAL REPORT WHICH, IF NOT INCLUDED WITH THIS PROSPECTUS, IS AVAILABLE UPON REQUEST.


CLASS A

-----------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------------
Fiscal period ended July 31,                  2006         2005        2004        2003        2002
Net asset value, beginning of period        $28.34       $23.73      $22.80      $20.88      $29.68
-----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   .18          .04         .02          --        (.04)
Net gains (losses) (both realized
and unrealized)                                .10         4.57         .91        1.92       (8.74)
-----------------------------------------------------------------------------------------------------
Total from investment operations               .28         4.61         .93        1.92       (8.78)
-----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income          (.01)          --          --          --          --
Distributions from realized gains               --           --          --          --        (.02)
-----------------------------------------------------------------------------------------------------
Total distributions                           (.01)          --          --          --        (.02)
-----------------------------------------------------------------------------------------------------
Net asset value, end of period              $28.61       $28.34      $23.73      $22.80      $20.88
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)     $2,351       $2,101      $2,117      $2,263      $2,213
-----------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(b)                           1.14%        1.19%       1.03%       1.21%        .99%
-----------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                    .72%         .16%        .07%         --%       (.15%)
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)              134%         136%        171%        205%        225%
-----------------------------------------------------------------------------------------------------
Total return(c)                                .98%       19.43%       4.08%       9.20%     (29.59%)
-----------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c)   Total return does not reflect payment of a sales charge.



------------------------------------------------------------------------------

RIVERSOURCE GROWTH FUND - 2006 PROSPECTUS 13P

CLASS B

--------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
--------------------------------------------------------------------------------------------------------
Fiscal period ended July 31,                  2006         2005         2004         2003         2002
Net asset value, beginning of period        $26.01       $21.95       $21.25       $19.61       $28.11
--------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  (.05)        (.16)        (.16)        (.17)        (.25)
Net gains (losses) (both realized
and unrealized)                                .10         4.22          .86         1.81        (8.23)
--------------------------------------------------------------------------------------------------------
Total from investment operations               .05         4.06          .70         1.64        (8.48)
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains               --           --           --           --         (.02)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period              $26.06       $26.01       $21.95       $21.25       $19.61
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)     $  462       $  578       $  598       $  775       $  845
--------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(b)                           1.91%        1.97%        1.81%        1.99%        1.77%
--------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                   (.06%)       (.62%)       (.71%)       (.77%)       (.93%)
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)              134%         136%         171%         205%         225%
--------------------------------------------------------------------------------------------------------
Total return(c)                                .19%       18.50%        3.29%        8.36%      (30.18%)
--------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c)   Total return does not reflect payment of a sales charge.


------------------------------------------------------------------------------

14P RIVERSOURCE GROWTH FUND - 2006 PROSPECTUS

CLASS C

--------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
--------------------------------------------------------------------------------------------------------
Fiscal period ended July 31,                  2006         2005         2004         2003         2002
Net asset value, beginning of period        $26.01       $21.95       $21.25       $19.62       $28.12
--------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  (.04)        (.16)        (.16)        (.17)        (.21)
Net gains (losses) (both realized
and unrealized)                                .10         4.22          .86         1.80        (8.27)
--------------------------------------------------------------------------------------------------------
Total from investment operations               .06         4.06          .70         1.63        (8.48)
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains               --           --           --           --         (.02)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period              $26.07       $26.01       $21.95       $21.25       $19.62
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)     $   19       $   15       $   13       $   12       $    7
--------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(b)                           1.91%        1.97%        1.81%        2.01%        1.80%
--------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                   (.03%)       (.62%)       (.71%)       (.81%)       (.96%)
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)              134%         136%         171%         205%         225%
--------------------------------------------------------------------------------------------------------
Total return(c)                                .23%       18.50%        3.29%        8.31%      (30.17%)
--------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c)   Total return does not reflect payment of a sales charge.



------------------------------------------------------------------------------

RIVERSOURCE GROWTH FUND - 2006 PROSPECTUS 15P

CLASS Y

-----------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------------
Fiscal period ended July 31,                  2006         2005        2004        2003        2002
Net asset value, beginning of period        $28.81       $24.07      $23.09      $21.11      $29.96
-----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   .24          .09         .07         .04          --
Net gains (losses) (both realized
and unrealized)                                .10         4.65         .91        1.94       (8.83)
-----------------------------------------------------------------------------------------------------
Total from investment operations               .34         4.74         .98        1.98       (8.83)
-----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income          (.02)          --          --          --          --
Distributions from realized gains               --           --          --          --        (.02)
-----------------------------------------------------------------------------------------------------
Total distributions                           (.02)          --          --          --        (.02)
-----------------------------------------------------------------------------------------------------
Net asset value, end of period              $29.13       $28.81      $24.07      $23.09      $21.11
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)     $  265       $  304      $  350      $  398      $  481
-----------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(b)                            .95%        1.02%        .86%       1.03%        .82%
-----------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                    .89%         .34%        .25%        .18%        .02%
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)              134%         136%        171%        205%        225%
-----------------------------------------------------------------------------------------------------
Total return(c)                               1.17%       19.69%       4.24%       9.38%     (29.48%)
-----------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c)   Total return does not reflect payment of a sales charge.



------------------------------------------------------------------------------

16P RIVERSOURCE GROWTH FUND - 2006 PROSPECTUS

BUYING AND SELLING SHARES


The RiverSource funds are available through broker-dealers, certain 401(k) or other qualified and nonqualified plans, banks, or other financial intermediaries or institutions (financial institutions). These financial institutions may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial institutions through which shares are held. Since the fund may not have a record of your transactions, you should always contact the financial institution through which you purchased the fund to make changes to or give instructions concerning your account or to obtain information about your account. The fund, the distributor and the transfer agent are not responsible for the failure of one of these financial institutions to carry out its obligations to its customers.

BUYING SHARES

INVESTMENT OPTIONS -- CLASSES OF SHARES


The RiverSource funds offer different classes of shares. There are differences among the fees and expenses for each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial institution can help you with this decision. The following table shows the key features of each class.

INVESTMENT OPTIONS SUMMARY

                                             CLASS A          CLASS B          CLASS C(a)       CLASS Y(b)
--------------------------------------------------------------------------------------------------------------
AVAILABILITY                                 Available to     Available to     Available to     Limited to
                                             all investors.   all investors.   all investors.   qualifying
                                                                                                institutional
                                                                                                investors.
--------------------------------------------------------------------------------------------------------------
INITIAL SALES CHARGE                         Yes. Payable     No. Entire       No. Entire       No. Entire
                                             at time of       purchase         purchase         purchase
                                             purchase.        price is         price is         price is
                                             Lower sales      invested in      invested in      invested in
                                             charge for       shares of        shares of        shares of
                                             larger           the fund.        the fund.        the fund.
                                             investments.
--------------------------------------------------------------------------------------------------------------
CONTINGENT DEFERRED                          No.              Maximum 5%       1% CDSC may      No.
SALES CHARGE (CDSC)                                           CDSC during      apply if you
                                                              the first        sell shares
                                                              year             within one
                                                              decreasing       year after
                                                              to 0% after      purchase.
                                                              six years.
--------------------------------------------------------------------------------------------------------------
12b-1 FEE OR SHAREHOLDER                     Yes.             Yes.             Yes.             Yes.
SERVICE FEE(c)                               0.25%            1.00%            1.00%            0.10%
--------------------------------------------------------------------------------------------------------------
CONVERSIONS TO CLASS A                       N/A              Yes.(d)          No.              No.
--------------------------------------------------------------------------------------------------------------

(a) RiverSource Small Company Index Fund does not offer Class C shares.



--------------------------------------------------------------------------------
S-6400-4                                                                     S.1

(b) Please see the statement of additional information (SAI) for information on eligibility requirements to purchase Class Y shares.

(c) For Class A, Class B and Class C shares, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares. For Class Y shares, each fund has adopted a separate shareholder servicing agreement not adopted under Rule 12b-1 to pay for servicing-related expenses related to those shares. Because these fees are paid out of a fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.

(d) See "Buying and Selling Shares, Sales Charges, Class B and Class C - contingent deferred sales charge alternative" for more information on the timing of conversion, which will vary depending on the original purchase of the Class B shares.


The distribution and shareholder servicing fees for Class A, Class B and Class C are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing a fund's shares and providing services to fund shareholders. These expenses include payment of distribution and shareholder servicing fees to financial institutions that sell shares of the fund. Financial institutions receive fees up to 0.25% of the average daily net assets of Class A, Class B and Class C shares sold and held through them. For Class A and Class B shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor begins to pay these fees one year after purchase. Financial institutions also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay one year after purchase. For Class B shares, the fund's distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to financial institutions that sell Class B shares, and to pay for other distribution related expenses. Financial institutions may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor.


The shareholder servicing fees for Class Y shares are used by the distributor to pay for certain service related expenses. These expenses are incurred helping shareholders thoughtfully consider their investment goals and objectively monitor how well the goals are being achieved. The distributor may pay these fees to financial institutions for providing such services.

Your fund also may offer Class I shares exclusively to certain institutional investors. Class I shares are made available through a separate prospectus supplement provided to investors eligible to purchase the shares.

DETERMINING WHICH CLASS OF SHARES TO PURCHASE

IF YOUR FUND OFFERS CLASS A, CLASS B AND CLASS C SHARES: If your investments in RiverSource funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases.




--------------------------------------------------------------------------------
S.2

If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial institution.

For more information, see the SAI.


SALES CHARGES


CLASS A -- INITIAL SALES CHARGE ALTERNATIVE

Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial institution through which you purchased the shares. The distributor retains the balance of the sales charge. Sales charges vary depending on the amount of your purchase.

SALES CHARGE* FOR CLASS A SHARES:

                                                                             MAXIMUM
                               AS A % OF         AS A % OF NET         RE-ALLOWANCE AS A %
TOTAL MARKET VALUE          PURCHASE PRICE**    AMOUNT INVESTED         OF PURCHASE PRICE
---------------------------------------------------------------------------------------------
Up to $49,999                    5.75%                6.10%                   5.00%

$50,000 - $99,999                4.75                 4.99                    4.00

$100,000 - $249,999              3.50                 3.63                    3.00

$250,000 - $499,999              2.50                 2.56                    2.15

$500,000 - $999,999              2.00                 2.04                    1.75

$1,000,000 or more               0.00                 0.00                    0.00***

  * Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

 ** Purchase price includes the sales charge.


*** Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial institution the following: a sales commission of up to 1.00% for a sale with a total market value of $1,000,000 to $3,000,000; a sales commission up to 0.50% for $3,000,000 to $10,000,000; and a sales commission up to 0.25% for $10,000,000 or more.






--------------------------------------------------------------------------------
                                                                             S.3

INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION. You may be able to reduce the sales charge on Class A shares, based on the combined market value of your accounts. The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

o  Your current investment in a fund; and

o Previous investments you and members of your primary household group have made in Class A, Class B or Class C shares in the fund and other RiverSource funds, provided your investment was subject to a sales charge. Your primary household group consists of you, your spouse or domestic partner and your unmarried children under age 21 sharing a mailing address.

The following accounts are eligible to be included in determining the sales charge on your purchase:

o  Individual or joint accounts;

o Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

o UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

o Revocable trust accounts for which you or a member of your primary household group, individually, is the beneficiary;

o Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

o Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are NOT eligible to be included in determining the sales charge on your purchase:

o Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

o Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;

o  Investments in Class D, Class E, or Class Y shares;

o Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

o  Charitable and irrevocable trust accounts.

If you purchase RiverSource fund shares through different financial institutions, and you want to include those assets toward a reduced sales charge, you must inform your financial institution in writing about the other accounts when placing your purchase order. Contact your financial institution to determine what information is required.



--------------------------------------------------------------------------------
S.4

Unless you provide your financial institution in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.

For more information on rights of accumulation, please see the SAI.

INITIAL SALES CHARGE -- LETTER OF INTENT (LOI). Generally, if you intend to invest $50,000 or more over a period of 13 months or less, you may be able to reduce the front-end sales charges for investments in Class A shares by completing and filing a LOI form. The LOI becomes effective only after the form is processed in good order by the fund. An LOI can be backdated up to a maximum of 90 days. If the LOI is backdated, you may include prior investments in Class A shares that were charged a front-end sales load toward the LOI commitment amount. If the LOI is backdated, the 13-month period begins on the date of the earliest purchase included in the LOI.

Holdings More than 90 Days Old. Purchases made more than 90 days before your LOI is processed by the fund will not be counted toward the commitment amount of the LOI and cannot be used as the starting point for the LOI. While these purchases cannot be included in an LOI, they may help you obtain a reduced sales charge on future purchases as described in "Initial Sales Charge -- Rights of Accumulation."

Notification Obligation. You must request the reduced sales charge when you buy shares. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial institution provide this information to the fund when placing your purchase order. For more details on LOIs, please contact your financial institution or see the SAI.

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:


o current or retired Board members, officers or employees of RiverSource funds or RiverSource Investments or its affiliates, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

o current or retired Ameriprise Financial Services, Inc. (Ameriprise Financial Services) financial advisors, employees of financial advisors, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

o registered representatives and other employees of financial institutions having a selling agreement with the distributor, including their spouses, domestic partners, children, parents and their spouse's or domestic partner's parents.

o portfolio managers employed by subadvisers of the RiverSource funds, including their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.



--------------------------------------------------------------------------------
                                                                             S.5

o qualified employee benefit plans offering participants daily access to RiverSource funds. Eligibility must be determined in advance. For assistance, please contact your financial institution.

o direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer of Class Y shares in a fund to Class A shares in the same fund.

o  purchases made:

   o with dividend or capital gain distributions from a fund or from the same class of another RiverSource fund;

   o through or under a wrap fee product or other investment product sponsored by a financial institution having a selling agreement with the distributor;

   o through American Express Personal Trust Services' Asset-Based pricing alternative, provided by American Express Bank, FSB.

o shareholders whose original purchase was in a Strategist fund merged into a RiverSource fund in 2000.

Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide your financial institution with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.


Because the current prospectus is available on RiverSource Investment's website free of charge, RiverSource Investments does not disclose this information separately on the website.


CLASS B AND CLASS C -- CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE

FOR CLASS B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline:

IF THE SALE IS MADE DURING THE:                  THE CDSC PERCENTAGE RATE IS:*
First year                                                     5%

Second year                                                    4%

Third year                                                     4%

Fourth year                                                    3%

Fifth year                                                     2%

Sixth year                                                     1%

Seventh or eighth year                                         0%

* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.





--------------------------------------------------------------------------------
S.6

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial institutions that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.

Purchases made prior to May 21, 2005 age on a calendar year basis. Purchases made beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 will complete its first year on Nov. 11, 2006 under daily aging.

Class B shares purchased prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased beginning May 21, 2005 will convert to Class A shares one month after the completion of the eighth year of ownership.

FOR CLASS C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a sales commission of 1% to financial institutions that sell Class C shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares.

For both Class B and Class C, if the amount you sell causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC will be based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

EXAMPLE

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.





--------------------------------------------------------------------------------
                                                                             S.7

CDSC -- WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:

o  in the event of the shareholder's death;

o  held in trust for an employee benefit plan; or

o held in IRAs or certain qualified plans, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

   o  at least 59 1/2 years old AND

   o taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

   o selling under an approved substantially equal periodic payment arrangement.

CDSC -- WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares in the event of the shareholder's death.


CLASS Y -- NO SALES CHARGE. For Class Y, there is no initial sales charge or
CDSC.

OPENING AN ACCOUNT


Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the financial institution through which you are investing in the fund may not be able to open an account for you. If the financial institution through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial institution.


Your financial institution may establish and maintain your account directly or it may establish and maintain your account with the distributor. The distributor may appoint servicing agents to accept purchase orders and to accept exchange (and sale) orders on its behalf. Accounts maintained by the distributor will be supported by the fund's transfer agent.





--------------------------------------------------------------------------------
S.8

METHODS OF PURCHASING SHARES

These methods of purchasing shares apply to Class A, Class B, and Class C shares.

THROUGH AN ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INSTITUTION
ALL REQUESTS                 The financial institution through which you buy
                             shares may have different policies not described
                             in this prospectus, including different minimum
                             investment amounts and minimum account balances.

--------------------------------------------------------------------------------

THROUGH AN ACCOUNT ESTABLISHED WITH THE DISTRIBUTOR

BY MAIL The financial institution through which you buy shares may establish an account directly with the distributor. To establish an account in this fashion, complete a RiverSource funds account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be requested by calling (888)
                             791-3380. Make your check payable to the fund. The fund does not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.

                             Mail your check and completed application to:

                             REGULAR MAIL      RIVERSOURCE INVESTMENTS (FUNDS)
                                               P.O. BOX 8041
                                               BOSTON, MA 02266-8041

                             EXPRESS MAIL      RIVERSOURCE INVESTMENTS (FUNDS)
                                               C/O BFDS
                                               30 DAN ROAD
                                               CANTON, MA 02021-2809

                             If you already have an account, include your name, account number and the name of the fund and class of shares along with your check. You can make scheduled investments in the fund by moving money from your checking account or savings account. See the Minimum Investment and Account Balance chart below for more information regarding scheduled investment plans.

--------------------------------------------------------------------------------

BY WIRE OR ACH               Fund shares purchased through the distributor
                             may be paid for by federal funds wire. Before
                             sending a wire, call (888) 791-3380 to notify the
                             distributor of the wire and to receive further
                             instructions.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                                             S.9

THROUGH AN ACCOUNT ESTABLISHED WITH THE DISTRIBUTOR (CONT.)
BY WIRE OR ACH (CONT.)       If you are establishing an account with a wire
                             purchase, you are required to send a signed
                             account application to the address above. Please
                             include the wire control number or your new
                             account number on the application.

                             Your bank or financial institution may charge additional fees for wire transactions.

--------------------------------------------------------------------------------

BY EXCHANGE                  Call (888) 791-3380 or send signed written
                             instructions to the address above.

--------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE

                          FOR ALL FUNDS AND
                          ACCOUNTS EXCEPT THOSE
                          LISTED TO THE RIGHT                            RIVERSOURCE DISCIPLINED
                          (NONQUALIFIED)         TAX QUALIFIED ACCOUNTS  SMALL CAP VALUE FUND
---------------------------------------------------------------------------------------------------
INITIAL INVESTMENT        $2,000                 $1,000                  $5,000
---------------------------------------------------------------------------------------------------
ADDITIONAL INVESTMENTS    $100                   $100                    $100
---------------------------------------------------------------------------------------------------
ACCOUNT BALANCE*          $300                   None                    $2,500


* If your fund account balance falls below the minimum account balance for any reason, including a market decline, you will be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.

---------------------------------------------------------------------------------------------------
MINIMUM INVESTMENT AND ACCOUNT BALANCE -- SCHEDULED INVESTMENT PLANS
---------------------------------------------------------------------------------------------------

                          FOR ALL FUNDS AND
                          ACCOUNTS EXCEPT THOSE
                          LISTED TO THE RIGHT                            RIVERSOURCE DISCIPLINED
                          (NONQUALIFIED)         TAX QUALIFIED ACCOUNTS  SMALL CAP VALUE FUND
---------------------------------------------------------------------------------------------------
INITIAL INVESTMENT        $100                   $100                    $5,000
---------------------------------------------------------------------------------------------------
ADDITIONAL INVESTMENTS    $100                   $50                     $100
---------------------------------------------------------------------------------------------------
ACCOUNT BALANCE**         None                   None                    $2,500
---------------------------------------------------------------------------------------------------


** If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.
--------------------------------------------------------------------------------


If approved by the distributor, these minimums may be waived for accounts that are managed by an investment professional (for example, discretionary wrap accounts) or are a part of an employer-sponsored retirement plan.


The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial institution for information regarding wire or electronic funds transfer.

--------------------------------------------------------------------------------
S.10

EXCHANGING OR SELLING SHARES


You may exchange or sell shares by having your financial institution process your transaction. If your account is maintained directly with your financial institution, you must contact that financial institution to exchange or sell shares of the fund. If your account was established with the distributor, there are a variety of methods you may use to exchange or sell shares of the fund.

WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INSTITUTION
--------------------------------------------------------------------------------
ALL REQUESTS                You can exchange or sell shares by having
                            your financial institution process your
                            transaction. The financial institution through
                            which you purchased shares may have different
                            policies not described in this prospectus,
                            including different transaction limits, exchange
                            policies and sale procedures.
--------------------------------------------------------------------------------

ACCOUNT ESTABLISHED WITH THE DISTRIBUTOR
BY MAIL                     Mail your exchange or sale request to:

                            REGULAR MAIL   RIVERSOURCE INVESTMENTS (FUNDS)
                                           P.O. BOX 8041
                                           BOSTON, MA 02266-8041

                            EXPRESS MAIL   RIVERSOURCE INVESTMENTS (FUNDS)
                                           c/o BFDS
                                           30 DAN ROAD
                                           CANTON, MA 02021-2809

                             Include in your letter:

                             o  your name

                             o  the name of the fund(s)

                             o  your account number

                             o  the class of shares to be exchanged or sold

                             o  your Social Security number or Employer
                                Identification number

                             o the dollar amount or number of shares you want to exchange or sell

                             o specific instructions regarding delivery or exchange destination

                             o  signature(s) of registered account owner(s)

                             o any special documents the transfer agent may require in order to process your order

                             Corporate, trust or partnership accounts may need to send additional documents.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                                            S.11

ACCOUNT ESTABLISHED WITH THE DISTRIBUTOR (CONT.)
--------------------------------------------------------------------------------
BY MAIL (CONT.)              Payment will be mailed to the address of record
                             and made payable to the names listed on the
                             account, unless your request specifies
                             differently and is signed by all owners.

                             A Medallion Signature Guarantee is required if:

                             o Amount is over $50,000.

                             o You want your check made payable to someone
                               other than yourself.

                             o Your address has changed within the last 30 days.

                             o You want the check mailed to an address other
                               than the address of record.

                             o You want the proceeds sent to a bank account not
                               on file.

                             o You are the beneficiary of the account
                               and the account owner is deceased (additional documents may be required).

                             A Medallion Signature Guarantee assures that a signature is genuine and not a forgery. The financial institution providing the Guarantee is financially liable for the transaction if the signature is a forgery. Eligible guarantors include commercial banks, trust companies, savings associations, and credit unions as defined by the Federal Deposit
                             Insurance Act.

                             Note: A guarantee from a notary public is not acceptable. NOTE: Any express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

--------------------------------------------------------------------------------
BY TELEPHONE                 Call (888) 791-3380. Unless you elect not to
                             have telephone exchange and sale privileges,
                             they will automatically be available to you.
                             Reasonable procedures will be used to confirm
                             authenticity of telephone exchange or sale
                             requests. Telephone privileges may be modified
                             or discontinued at any time. Telephone
                             exchange and sale privileges automatically
                             apply to all accounts except custodial,
                             corporate or qualified retirement accounts.
                             You may request that these privileges NOT
                             apply by writing to the address above.

                             Payment will be mailed to the address of record and made payable to the names listed on the account.

                             Telephone sale requests are limited to $100,000 per day.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
S.12

ACCOUNT ESTABLISHED WITH THE DISTRIBUTOR (CONT.)
--------------------------------------------------------------------------------
BY WIRE OR ACH               You can wire money from your fund account to
                             your bank account. Make sure we have your bank
                             account information on file. If we do not have
                             this information, you will need to send
                             written instructions with your bank's name and
                             a voided check or savings account deposit
                             slip.

                             Call (888) 791-3380 or send a letter of
                             instruction, with a Medallion Signature
                             Guarantee if required, to the address above.

                             A service fee may be charged against your account for each wire sent.

                             Minimum amount: $100

                             Your bank or financial institution may
                             charge additional fees for wire transactions.

--------------------------------------------------------------------------------
BY SCHEDULED                 You may elect to receive regular periodic payments
 PAYOUT PLAN                 through an automatic sale of shares. See the SAI
                             for more information.
--------------------------------------------------------------------------------

IMPORTANT: Payments sent by a bank authorization or check that are not guaranteed may take up to ten days to clear. This may cause your sale request to fail to process if the requested amount includes unguaranteed funds.

EXCHANGES


Generally, you may exchange your fund shares for shares of the same class of any other publicly offered RiverSource fund without a sales charge. Exchanges into RiverSource Tax-Exempt Money Market Fund may be made only from Class A shares. For complete information on the fund you are exchanging into, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order.

MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.

FUNDS THAT INVEST IN SECURITIES THAT TRADE INFREQUENTLY MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF INEFFICIENCIES IN THE SECURITIES MARKETS. FUNDS THAT INVEST IN SECURITIES THAT TRADE ON OVERSEAS SECURITIES MARKETS MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF CHANGES IN THE VALUES OF SECURITIES BETWEEN THE CLOSE OF OVERSEAS MARKETS AND


--------------------------------------------------------------------------------
                                                                            S.13

THE CLOSE OF U.S. MARKETS, WHICH IS GENERALLY THE TIME AT WHICH A FUND'S NAV IS CALCULATED. TO THE EXTENT THAT A FUND HAS SIGNIFICANT HOLDINGS OF SMALL CAP STOCKS OR FOREIGN SECURITIES, THE RISKS OF MARKET TIMING MAY BE GREATER FOR THE FUND THAN FOR OTHER FUNDS. SEE "PRINCIPAL INVESTMENT STRATEGIES" FOR A DISCUSSION OF THE TYPES OF SECURITIES IN WHICH YOUR FUND INVESTS.

SEE "VALUING FUND SHARES" FOR A DISCUSSION OF THE RIVERSOURCE FUNDS' POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.


THE RIVERSOURCE FUNDS' BOARDS HAVE ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING. EACH FUND SEEKS TO ENFORCE THIS POLICY THROUGH ITS SERVICE PROVIDERS AS FOLLOWS:


o The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial institution for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund seeks the assistance of financial institutions in applying similar restrictions on the sub-accounts of their participants or clients.

o If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial institution. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

o Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial institutions where market timing activity may not always be successfully detected.

Other exchange policies:

o  Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.


o  Once the fund receives your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange or sale.




--------------------------------------------------------------------------------
S.14

SELLING SHARES

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.


REPURCHASES. You can change your mind after requesting a sale and use all or part of the sale proceeds to purchase new shares in the same account, fund and class from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV, up to the amount of the sale proceeds, instead of paying a sales charge on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. In order for you to take advantage of this repurchase waiver, you must notify your financial institution within 90 days of the date your sale request was processed. Contact your financial institution for information on required documentation. The repurchase privilege may be modified or discontinued at any time and use of this option may have tax consequences.


Each fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

VALUING FUND SHARES

For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For funds or classes of shares sold without an initial sales charge, the public offering price is the NAV.

Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, contact your financial institution.

The NAV is the value of a single share of a fund. The NAV is determined by dividing the value of a fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. Securities are valued primarily on the basis of market quotations. Market quotations are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.




--------------------------------------------------------------------------------
                                                                            S.15

When reliable market quotations are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund has significant holdings of foreign securities or small cap stocks that may trade infrequently, fair valuation may be used more frequently than for other funds. The funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund's shares may change on days when shareholders will not be able to purchase or sell the fund's shares.

DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of your fund's net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Your fund's net investment income is distributed to you as dividends. Dividends may be composed of qualifying dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include non-qualifying dividends, interest income and short-term capital gains. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund, unless you request distributions in cash. The financial institution through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.



--------------------------------------------------------------------------------
S.16

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss, based on paying a sales charge, by exchanging shares within 91 days of purchase. If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

o RIVERSOURCE REAL ESTATE FUND. REITs often do not provide complete tax information until after the calendar year-end. Consequently, you may not receive your Form 1099-DIV until February. Other RiverSource funds tax statements are mailed in January.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.





--------------------------------------------------------------------------------
                                                                            S.17

GENERAL INFORMATION

AVAILABILITY AND TRANSFERABILITY OF FUND SHARES

Please consult your financial institution to determine availability of RiverSource funds. Currently, RiverSource funds may be purchased or sold through affiliated broker-dealers of RiverSource Investments and through certain unaffiliated financial institutions. If you set up an account at a financial institution that does not have, and is unable to obtain, a selling agreement with the distributor of the RiverSource funds, you will not be able to transfer RiverSource fund holdings to that account. In that event, you must either maintain your RiverSource fund holdings with your current financial institution, find another financial institution with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the fund's investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the RiverSource funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Custody Services. Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the custodian or Ameriprise Trust Company), provides custody services to all but a limited number of the RiverSource funds, for which U.S. Bank National Association provides custody services. In addition, Ameriprise Trust Company is paid for certain transaction fees and out-of-pocket expenses incurred while providing services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."


Distribution and Shareholder Services. RiverSource Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474, and Ameriprise Financial Services, 70100 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (collectively, the distributor), provide underwriting and distribution services to the RiverSource funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees for Class A, Class B and Class C shares. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor re-allows the remainder of these fees (or the full fee) to the financial institutions that sell fund shares and provide services to shareholders. Fees paid by a



--------------------------------------------------------------------------------
S.18
fund for these services are set forth under "Distribution (12b-1) fees" in the expense table under "Fees and Expenses." Separately, for Class Y shares, the fund pays fees under a non-12b-1 shareholder servicing agreement for certain shareholder services. A portion of these fees (or the full fee) may be paid to the financial institutions that provide the services. Fees paid by a fund for these services are set forth under "Other Expenses" in the expense table under "Fees and Expenses." More information on how these distribution and shareholder services fees are used is set forth under "Investment Options -- Classes of Shares" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares:
Sales Charges" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for the RiverSource funds' policy regarding directed brokerage.

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the RiverSource funds. The RiverSource funds pay the transfer agent a fee, which varies by class, as set forth in the SAI and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation pays a portion of these fees to financial institutions that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.

PAYMENTS TO FINANCIAL INSTITUTIONS


RiverSource Investments and its affiliates may make or support additional cash payments out of their own resources to financial institutions, including inter-company allocation of resources to affiliated broker-dealers such as Ameriprise Financial Services (and its licensed representatives), in connection with selling fund shares or providing services to the fund or its shareholders. These payments and inter-company allocations are in addition to any 12b-1 distribution and/or shareholder service fees or other amounts paid by the fund to the distributor under distribution or shareholder servicing plans, or paid by the fund to the transfer agent under its transfer agency agreement, which fees may be used by these entities to support shareholder account maintenance, sub-accounting, recordkeeping or other services provided directly by the financial institution. In exchange for these payments and inter-company allocations, RiverSource Investments and its affiliates may receive preferred access to registered representatives of a financial institution (for example, the ability to make presentations in branch offices or at conferences)



--------------------------------------------------------------------------------
                                                                            S.19
or preferred access to customers of the financial institution (for example, the ability to advertise or directly interact with the financial institution's customers in order to sell the fund). These arrangements are sometimes referred to as "revenue sharing payments." In some cases, these arrangements may create an incentive for a financial institution or its representatives to recommend or sell shares of a fund and may create a conflict of interest between a financial institution's financial interest and its duties to its customers. Please contact the financial institution through which you are purchasing shares of the fund for details about any payments it may receive in connection with selling fund shares or providing services to the fund. These payments and inter-company allocations are usually calculated based on a percentage of fund sales, and/or as a percentage of fund assets attributable to a particular financial institution. These payments may also be negotiated based on other criteria or factors including, but not limited to, the financial institution's affiliation with the investment manager, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships and the scope and quality of services it provides. The amount of payment or inter-company allocation may vary by financial institution and by type of sale (e.g., purchases of different share classes or purchases of the fund through a qualified plan or through a wrap program), and may be significant.

From time to time, RiverSource Investments and its affiliates may make other reimbursements or payments to financial institutions or their representatives including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial institutions and their representatives are subject.

ADDITIONAL MANAGEMENT INFORMATION

MANAGER OF MANAGERS EXEMPTION. The RiverSource funds have received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

RiverSource Investments or its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.



--------------------------------------------------------------------------------
S.20

AFFILIATED FUNDS OF FUNDS. RiverSource Investments also serves as investment manager to RiverSource funds that provide asset-allocation services to shareholders by investing in shares of other RiverSource funds (Funds of Funds). A fund may experience relatively large purchases or redemptions from the Funds of Funds. Although RiverSource Investments seeks to minimize the impact of these transactions by structuring them over a reasonable period of time or through other measures, a fund may experience increased expenses as it buys and sells securities to manage transactions for the Funds of Funds. In addition, because the Funds of Funds may own a substantial portion of a fund, a redemption by the Funds of Funds could cause a fund's expense ratio to increase as the fund's fixed costs would be spread over a smaller asset base. RiverSource Investments monitors expense levels and is committed to offering funds that are competitively priced. RiverSource Investments will report to the Board on the steps it has taken to manage any potential conflicts.


CASH RESERVES. A fund may invest its daily cash balance in RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses, and is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund only to the extent it is consistent with the fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.


FUND HOLDINGS DISCLOSURE. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.

LEGAL PROCEEDINGS. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

--------------------------------------------------------------------------------
                                                                            S.21

This fund can be purchased from Ameriprise Financial Services or from a limited number of other authorized financial institutions. The fund can be found under the "RiverSource" banner in most mutual fund quotations.

Additional information about the fund and its investments is available in the fund's SAI, and annual and semiannual reports to shareholders. In the fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the fund, contact RiverSource Funds or your financial institution. To make a shareholder inquiry, contact the financial institution through whom you purchased the fund.

RiverSource Funds
734 Ameriprise Financial Center
Minneapolis, MN 55474
(888) 791-3380

RiverSource Funds information available at RiverSource Investments website address: riversource.com/funds


You may review and copy information about the fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #811-2111

TICKER SYMBOL

Class A: INIDX        Class B: IGRBX
Class C: AXGCX        Class I: AGWIX
Class Y: IGRYX

RIVERSOURCE [LOGO] (SM)
       INVESTMENTS

                                                           S-6455-99 AA (9/06)

                        RIVERSOURCE(SM) GROWTH FUND


                SUPPLEMENT TO THE SEPT. 29, 2006 PROSPECTUS


This supplement describes the Fund's Class I shares. The caption headings used in this Supplement correspond to the caption headings used in the prospectus.

You may purchase Class I shares only if you are an eligible investor, as described under the caption "Buying and Selling Shares" below.

PAST PERFORMANCE


The performance table is intended to indicate some of the risks of investing in the Fund by showing changes in the Fund's performance over time. Please note that you will find performance returns for other classes of shares of the Fund, together with returns of one or more broad measures of market performance, in the performance table of the prospectus. The table is supplemented as follows:

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005)


                                                                                1 YEAR    SINCE INCEPTION


Class I

   Return before taxes                                                          +8.90%       +7.98%(a)

Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)   +5.26%       +4.79%(b)

Lipper Large-Cap Growth Funds Index                                             +7.58%       +6.86%(b)


(a) Inception date is March 4, 2004.

(b) Measurement period started March 1, 2004.

Past performance for Class I for the period prior to March 4, 2004 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges, but not differences in annual Fund operating expenses. The use of blended performance (Class I performance blended with Class A performance for periods before March 4, 2004) generally results in lower performance than Class I shares would have achieved had they been offered for the entire period.

FEES AND EXPENSES


Fund investors pay various expenses. The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees. The table is supplemented as follows:


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                       CLASS I

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)    none
-----------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) imposed on sales (as a percentage of
offering price at time of purchase)                                                     none
-----------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:

                                                                                       CLASS I


Management fees(a)                                                                      0.59%

Distribution (12b-1) fees                                                               0.00%

Other expenses(b)                                                                       0.09%

Total                                                                                   0.68%

(a) Includes the impact of a performance incentive adjustment fee that increased the management fee by 0.02% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Large-Cap Growth Funds Index. See "Fund Management and Compensation" for more information.


(b) Other expenses include an administrative services fee, a custody fee and other nonadvisory expenses.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table is supplemented as follows:

                                          1 YEAR   3 YEARS  5 YEARS  10 YEARS


Class I                                     $69      $218     $379     $850


BUYING AND SELLING SHARES

The description of Investment Options is supplemented as follows:

If you are an eligible investor, you may purchase Class I shares at net asset value without an initial sales charge or CDSC on redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares.

The following eligible investors may purchase Class I shares:


o Any fund distributed by RiverSource Distributors, Inc. and Ameriprise Financial Services, if the fund seeks to achieve its investment objective by investing primarily in shares of the Fund and other RiverSource funds.

o Endowments, foundations, and defined benefit plans with a minimum investment of $5 million.


In addition, the distributor, in its sole discretion, may accept investments from other purchasers not listed above.

The discussion of buying and selling shares is supplemented as follows:


You may purchase, sell or exchange Class I shares only through the distributor or an authorized financial institution. You may exchange your Class I shares only for Class I shares of another RiverSource fund.


FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund's financial performance. It is supplemented as follows:


CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended July 31,                          2006    2005     2004(b)

Net asset value, beginning of period                $28.93   $24.10    $25.61
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .32      .12       .09
Net gains (losses) (both realized
and unrealized)                                        .10     4.71     (1.60)
-----------------------------------------------------------------------------------
Total from investment operations                       .42     4.83     (1.51)
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.04)      --        --
-----------------------------------------------------------------------------------
Net asset value, end of period                      $29.31   $28.93    $24.10
-----------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $256     $147       $18
-----------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(c)                                    .68%     .75%      .57%(d)
-----------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                           1.22%     .55%      .43%(d)
-----------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                      134%     136%      171%
-----------------------------------------------------------------------------------
Total return(e)                                       1.44%   20.04%    (5.90%)(f)
-----------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date is March 4, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.


                                                         S-6455-79 AA (9/06)

  Prospectus
                                                       RIVERSOURCE [LOGO](SM)
                                                             INVESTMENTS


  RIVERSOURCE(SM)
  LARGE CAP EQUITY FUND

----------------------------------------------------------------------------


  PROSPECTUS SEPT. 29, 2006

> RIVERSOURCE LARGE CAP EQUITY
  FUND SEEKS TO PROVIDE
  SHAREHOLDERS WITH LONG-TERM
  GROWTH OF CAPITAL.


----------------------------------------------------------------------------

  As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


  You may qualify for sales charge discounts on purchases of Class A shares. Please notify your financial institution if you have other accounts holding shares of RiverSource funds to determine whether you qualify for a sales charge discount. See "Buying and Selling Shares" for more information.



  -------------------------------------------------------
    NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE
  -------------------------------------------------------

TABLE OF CONTENTS


THE FUND ..............................................................     3P
Objective .............................................................     3p
Principal Investment Strategies .......................................     3p
Principal Risks .......................................................     4p
Past Performance ......................................................     5p
Fees and Expenses .....................................................     8p
Other Investment Strategies and Risks .................................     9p

Fund Management and Compensation ......................................    11p
FINANCIAL HIGHLIGHTS ..................................................    13P
BUYING AND SELLING SHARES .............................................    S.1
Buying Shares .........................................................    S.1
  Investment Options - Classes of Shares ..............................    S.1
  Sales Charges .......................................................    S.3
  Opening an Account ..................................................    S.8
Exchanging or Selling Shares ..........................................   S.11
  Exchanges ...........................................................   S.13
  Selling Shares ......................................................   S.15
VALUING FUND SHARES ...................................................   S.15
DISTRIBUTIONS AND TAXES ...............................................   S.16
Dividends and Capital Gain Distributions ..............................   S.16
Reinvestments .........................................................   S.16
Taxes .................................................................   S.17
GENERAL INFORMATION ...................................................   S.18



------------------------------------------------------------------------------

2P RIVERSOURCE LARGE CAP EQUITY FUND -- 2006 PROSPECTUS

THE FUND

OBJECTIVE


RiverSource Large Cap Equity Fund (the Fund) seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.


PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with a market capitalization greater than $5 billion at the time of purchase. The Fund may invest in income-producing equity securities, such as dividend paying stocks, convertible securities and preferred stocks. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager (RiverSource Investments, LLC) will hold both growth and value companies and at times may favor one more than the other based on available opportunities.

When optimizing for growth, the investment manager invests in companies it believes to have above-average long-term growth potential, or technological superiority, and it selects investments based, among other factors, on:

      o     Effective management.

      o     Financial strength.

      o     Competitive market or product position.

      o     Technological advantage relative to other companies.

When optimizing for value, the investment manager invests in companies that appear to be undervalued by various measures or that may be temporarily out of favor, but have good prospects for capital appreciation, and it selects investments based, among other factors, on:

o Identifying a variety of large, well-established companies whose underlying fundamentals are stable, or are anticipated to become stable, or whose fundamentals are improving.

------------------------------------------------------------------------------

RIVERSOURCE LARGE CAP EQUITY FUND -- 2006 PROSPECTUS 3P

o     Identifying stocks that are undervalued:

      o because they have one or more ratios, such as price-to-earnings or price-to-cash flow, that are low relative to the general market, or have a yield that exceeds the market;

      o because one or more of their valuation ratios are low relative to historical levels for the stock;

      o because one or more of their valuation ratios or other financial measures make that stock attractive relative to its peers; or

      o because they are undervalued relative to their intrinsic value, as identified by the investment manager.

In evaluating whether to sell a security, the investment manager considers factors including, among others whether:

o     The security is overvalued relative to other potential investments.

o     The security has reached the investment manager's price objective.

o The company has met the investment manager's earnings and/or growth expectations.

o Potential losses, due to factors such as a market down-turn, can be minimized.

o     A more attractive opportunity has been identified.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.


------------------------------------------------------------------------------

4P RIVERSOURCE LARGE CAP EQUITY FUND -- 2006 PROSPECTUS

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

Bar Chart. Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart.

Table. The table shows total returns from hypothetical investments in Class A, Class B, Class C and Class Y shares of the Fund. These returns are compared to the indexes shown for the same periods. For purposes of the performance calculation in the table we assumed:

o     the maximum sales charge for Class A shares;

o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares;

o     no sales charge for Class Y shares; and

o no adjustments for taxes paid by an investor on the reinvested income and capital gains.

------------------------------------------------------------------------------

RIVERSOURCE LARGE CAP EQUITY FUND -- 2006 PROSPECTUS 5P

AFTER-TAX RETURNS

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

------------------------------------------------------------------------------
                           CLASS A SHARE PERFORMANCE
                           (BASED ON CALENDAR YEARS)


                         2003         2004         2005

                        +27.57%      +5.52%       +5.76%


During the periods shown in the bar chart, the highest return for a calendar quarter was +16.15% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -4.93% (quarter ended Sept. 30, 2004).


The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.


The Fund's Class A year-to-date return at June 30, 2006 was +1.39%.



--------------------------------------------------------------------------------

6P RIVERSOURCE LARGE CAP EQUITY FUND -- 2006 PROSPECTUS


------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005)
------------------------------------------------------------------------

                                                                 SINCE
                                                     1 YEAR    INCEPTION
-------------------------------------------------------------------------
RiverSource Large Cap Equity:
-------------------------------------------------------------------------
  Class A
-------------------------------------------------------------------------

    Return before taxes                               -0.31%   +1.52%(a)
-------------------------------------------------------------------------
    Return after taxes on distributions               -0.44%   +1.05%(a)
-------------------------------------------------------------------------
    Return after taxes on distributions
    and sale of fund shares                           -0.20%   +1.04%(a)
-------------------------------------------------------------------------

  Class B
-------------------------------------------------------------------------

    Return before taxes                               +0.05%   +1.55%(a)
-------------------------------------------------------------------------

  Class C
-------------------------------------------------------------------------

    Return before taxes                               +4.04%   +2.35%(a)
-------------------------------------------------------------------------

  Class Y
-------------------------------------------------------------------------

    Return before taxes                               +6.21%   +3.34%(a)
-------------------------------------------------------------------------
Russell 1000(R) Index
(reflects no deduction for fees, expenses or taxes)   +6.27%   +4.89%(b)
-------------------------------------------------------------------------
S&P 500 Index
(reflects no deduction for fees, expenses or taxes)   +4.91%   +4.11%(b)
-------------------------------------------------------------------------
Lipper Large-Cap Core Funds Index                     +5.72%   +3.18%(b)
-------------------------------------------------------------------------


(a)   Inception date is March 28, 2002.

(b)   Measurement period started April 1, 2002.


The Russell 1000 Index, an unmanaged index, measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.


The Lipper Large-Cap Core Funds Index includes the 30 largest large-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.

------------------------------------------------------------------------------

RIVERSOURCE LARGE CAP EQUITY FUND -- 2006 PROSPECTUS 7P

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.

-----------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-----------------------------------------------------------------------------------------
                                                CLASS A    CLASS B    CLASS C    CLASS Y
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)   5.75%(a)     none       none       none
-----------------------------------------------------------------------------------------
Maximum deferred sales charge (load)
imposed on sales (as a percentage
of offering price at time of purchase)            none        5%         1%        none
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-----------------------------------------------------------------------------------------
AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:     CLASS A    CLASS B    CLASS C    CLASS Y
-----------------------------------------------------------------------------------------

Management fees(b)                                0.51%      0.51%      0.51%      0.51%
-----------------------------------------------------------------------------------------
Distribution (12b-1) fees                         0.25%      1.00%      1.00%      0.00%
-----------------------------------------------------------------------------------------
Other expenses(c)                                 0.30%      0.33%      0.33%      0.30%
-----------------------------------------------------------------------------------------
Total                                             1.06%      1.84%      1.84%      0.81%
-----------------------------------------------------------------------------------------


(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."


(b) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.05% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Large-Cap Core Funds Index. See "Fund Management and Compensation" for more information.


(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

--------------------------------------------------------------------------------

8P RIVERSOURCE LARGE CAP EQUITY FUND -- 2006 PROSPECTUS

------------------------------------------------------------------------------
EXAMPLES

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 YEAR      3 YEARS       5 YEARS      10 YEARS
------------------------------------------------------------------------------

Class A(a)                    $677         $893        $1,127        $1,799
------------------------------------------------------------------------------
Class B                       $687(b)      $979(b)     $1,196(b)     $1,958(c)
------------------------------------------------------------------------------
Class C                       $287(b)      $579        $  996        $2,164
------------------------------------------------------------------------------
Class Y                       $ 83         $259        $  450        $1,006
------------------------------------------------------------------------------


(a)   Includes a 5.75% sales charge.

(b)   Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                                    1 YEAR   3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------------------------

Class A(a)                            $677      $893     $1,127      $1,799
------------------------------------------------------------------------------
Class B                               $187      $579     $  996      $1,958(b)
------------------------------------------------------------------------------
Class C                               $187      $579     $  996      $2,164
------------------------------------------------------------------------------
Class Y                               $ 83      $259     $  450      $1,006
------------------------------------------------------------------------------


(a)   Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.
------------------------------------------------------------------------------

OTHER INVESTMENT STRATEGIES AND RISKS

Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. Additionally, the Fund may use derivatives (financial instruments where the value depends upon, or is derived from, the value of something else) such as futures, options and forward contracts, to produce incremental earnings, to hedge existing positions or to increase flexibility. Just as with securities in which the Fund invests directly, derivatives are subject to a number of risks, including market, liquidity, interest rate and credit risk. In addition, a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund using derivatives. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives. For more information on strategies and holdings, and the risks of such strategies, including other derivative instruments that the Fund may use, see the Fund's Statement of Additional Information (SAI) and its annual and semiannual reports.

------------------------------------------------------------------------------

RIVERSOURCE LARGE CAP EQUITY FUND -- 2006 PROSPECTUS 9P

Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance.


Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the "Financial Highlights."


Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

Directed Brokerage. The Fund's Board of Directors (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

------------------------------------------------------------------------------

10P RIVERSOURCE LARGE CAP EQUITY FUND -- 2006 PROSPECTUS

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER


RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource funds, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.50% of the Fund's average daily net assets, including an adjustment under the terms of a performance incentive arrangement. The adjustment is computed by comparing the Fund's performance to the performance of an index of comparable funds published by Lipper Inc. The index against which the Fund's performance is currently measured for purposes of the performance incentive adjustment is the Lipper Large-Cap Core Funds Index. In certain circumstances, the Fund's Board may approve a change in the index. The maximum adjustment (increase or decrease) is 0.12% of the Fund's average net assets on an annual basis. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's most recent shareholder report.


Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Robert Ewing, CFA, Portfolio Manager

o     Managed the Fund since 2004.


o     Joined RiverSource Investments in 2002.


o Prior to that, Analyst and Portfolio Manager at Fidelity Investments from 1990 to 2002.

o     Began investment career in 1988.

o     BS, Boston College Carroll School of Management.

------------------------------------------------------------------------------

RIVERSOURCE LARGE CAP EQUITY FUND -- 2006 PROSPECTUS 11P

Nick Thakore, Portfolio Manager

o     Managed the Fund since 2004.


o     Joined RiverSource Investments in 2002.


o Prior to that, Analyst and Portfolio Manager at Fidelity Investments from 1993 to 2002.

o     Began investment career in 1993.

o     MBA, Wharton School at University of Pennsylvania.


Mr. Thakore provides direct day-to-day management for approximately one-third of the portfolio optimizing for growth. Mr. Ewing provides direct day-to-day management for approximately one-third of the portfolio optimizing for value. Messrs. Ewing and Thakore coordinate day-to-day management of the remainder of the portfolio, allocating approximately one-third of the portfolio among a team of research analysts who select investments in their allocations based on the sectors that they cover. These allocations are generally consistent with the sector weighting of the S&P 500 Index, an unmanaged index of common stocks, but allocations may vary.


The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.




--------------------------------------------------------------------------------

12P RIVERSOURCE LARGE CAP EQUITY FUND -- 2006 PROSPECTUS

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THIS INFORMATION HAS BEEN AUDITED BY KPMG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS, IS INCLUDED IN THE ANNUAL REPORT WHICH, IF NOT INCLUDED WITH THIS PROSPECTUS, IS AVAILABLE UPON REQUEST.


CLASS A

------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------------------------------------------------
Fiscal period ended July 31,                   2006          2005             2004             2003          2002(b)
Net asset value, beginning of period      $    5.26     $    4.64        $    4.53        $   4.11       $   5.00
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    .06           .04              .01             .01             --
Net gains (losses) (both realized
and unrealized)                                 .12           .61              .32             .41           (.89)
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                .18           .65              .33             .42           (.89)
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income           (.04)         (.02)              --              --             --
Distributions from realized gains                --          (.01)            (.22)             --             --
------------------------------------------------------------------------------------------------------------------------
Total distributions                            (.04)         (.03)            (.22)             --             --
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $    5.40     $    5.26        $    4.64        $   4.53       $   4.11
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)   $   5,461     $   1,030        $   1,248        $     83       $     11
------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
assets(c)                                      1.06%         1.11%(d)         1.20%(d)        1.25%(d)       1.25%(d),(e)
------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                    1.08%          .79%             .36%            .24%          (.11%)(e)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)               116%          128%              99%            135%            88%
------------------------------------------------------------------------------------------------------------------------
Total return(f)                                3.51%        13.99%            7.19%          10.22%        (17.80%)(g)
------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 28, 2002 (when shares became publicly available) to July 31, 2002.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 1.16%, 1.23%, 1.84% and 5.12% for the periods ended July 31, 2005, 2004, 2003 and 2002, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.



------------------------------------------------------------------------------

RIVERSOURCE LARGE CAP EQUITY FUND -- 2006 PROSPECTUS 13P

CLASS B

------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------------------------------------------------
Fiscal period ended July 31,                   2006         2005             2004            2003            2002(b)
Net asset value, beginning of period      $    5.15    $    4.56        $    4.48        $   4.10        $   5.00
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    .02           --             (.01)           (.01)           (.01)
Net gains (losses) (both realized
and unrealized)                                 .12          .60              .31             .39            (.89)
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                .14          .60              .30             .38            (.90)
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                --         (.01)            (.22)             --              --
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $    5.29    $    5.15        $    4.56        $   4.48        $   4.10
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
millions)                                 $   1,169    $     472        $     572        $     36        $      5
------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(c)                           1.84%        1.88%(d)         1.95%(d)        2.01%(d)        2.01%(d),(e)
------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                    .28%         .02%            (.46%)          (.52%)          (.86%)(e)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)              116%         128%              99%            135%             88%
------------------------------------------------------------------------------------------------------------------------
Total return(f)                                2.72%       13.09%            6.48%           9.27%         (18.00%)(g)
------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 28, 2002 (when shares became publicly available) to July 31, 2002.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.93%, 1.98%, 2.60% and 5.88% for the periods ended July 31, 2005, 2004, 2003 and 2002, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

14P RIVERSOURCE LARGE CAP EQUITY FUND -- 2006 PROSPECTUS

CLASS C

-------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-------------------------------------------------------------------------------------------------------------------------
Fiscal period ended July 31,                   2006         2005             2004            2003             2002(b)
Net asset value, beginning of period      $    5.16    $    4.57        $    4.49        $   4.10        $    5.00
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    .02           --             (.01)           (.01)            (.01)
Net gains (losses) (both realized
and unrealized)                                 .12          .60              .31             .40             (.89)
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                .14          .60              .30             .39             (.90)
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                --         (.01)            (.22)             --               --
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $    5.30    $    5.16        $    4.57        $   4.49        $    4.10
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
millions)                                 $      35    $       9        $      11        $      2        $      --
-------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(c)                            1.84%        1.88%(d)         1.98%(d)        2.01%(d)         2.01%(d),(e)
-------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average daily net assets              .28%         .02%            (.43%)          (.53%)           (.92%)(e)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)               116%         128%              99%            135%              88%
-------------------------------------------------------------------------------------------------------------------------
Total return(f)                                2.71%       13.06%            6.46%           9.51%          (18.00%)(g)
-------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 28, 2002 (when shares became publicly available) to July 31, 2002.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.93%, 2.01%, 2.60% and 5.88% for the periods ended July 31, 2005, 2004, 2003 and 2002, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.



------------------------------------------------------------------------------

RIVERSOURCE LARGE CAP EQUITY FUND -- 2006 PROSPECTUS 15P

CLASS Y

------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------------------------------------------------
Fiscal period ended July 31,                   2006          2005            2004            2003             2002(b)
Net asset value, beginning of period      $    5.28     $    4.66        $    4.54        $   4.11       $   5.00
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    .09           .04              .01             .01             --
Net gains (losses) (both realized
and unrealized)                                 .12           .61              .34             .42           (.89)
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                .21           .65              .35             .43           (.89)
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income           (.02)         (.02)            (.01)             --             --
Distributions from realized gains                --          (.01)            (.22)             --             --
------------------------------------------------------------------------------------------------------------------------
Total distributions                            (.02)         (.03)            (.23)             --             --
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $    5.47     $    5.28        $    4.66        $   4.54       $   4.11
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
millions)                                 $   1,069        $   --        $       8        $     --       $     --
------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(c)                            .81%          .90%(d)         1.00%(d)        1.07%(d)       1.07%(d),(e)
------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                   1.41%         1.08%             .50%            .45%           .09%(e)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)              116%          128%              99%            135%            88%
------------------------------------------------------------------------------------------------------------------------
Total return(f)                                4.03%        14.06%            7.44%          10.46%        (17.80%)(g)
------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 28, 2002 (when shares became publicly available) to July 31, 2002.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class Y would have been 0.95%, 1.03%, 1.66% and 4.94% for the periods ended July 31, 2005, 2004, 2003 and 2002, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.



------------------------------------------------------------------------------

16P RIVERSOURCE LARGE CAP EQUITY FUND -- 2006 PROSPECTUS

BUYING AND SELLING SHARES


The RiverSource funds are available through broker-dealers, certain 401(k) or other qualified and nonqualified plans, banks, or other financial intermediaries or institutions (financial institutions). These financial institutions may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial institutions through which shares are held. Since the fund may not have a record of your transactions, you should always contact the financial institution through which you purchased the fund to make changes to or give instructions concerning your account or to obtain information about your account. The fund, the distributor and the transfer agent are not responsible for the failure of one of these financial institutions to carry out its obligations to its customers.

BUYING SHARES

INVESTMENT OPTIONS -- CLASSES OF SHARES


The RiverSource funds offer different classes of shares. There are differences among the fees and expenses for each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial institution can help you with this decision. The following table shows the key features of each class.

INVESTMENT OPTIONS SUMMARY

                                             CLASS A          CLASS B          CLASS C(a)       CLASS Y(b)
--------------------------------------------------------------------------------------------------------------
AVAILABILITY                                 Available to     Available to     Available to     Limited to
                                             all investors.   all investors.   all investors.   qualifying
                                                                                                institutional
                                                                                                investors.
--------------------------------------------------------------------------------------------------------------
INITIAL SALES CHARGE                         Yes. Payable     No. Entire       No. Entire       No. Entire
                                             at time of       purchase         purchase         purchase
                                             purchase.        price is         price is         price is
                                             Lower sales      invested in      invested in      invested in
                                             charge for       shares of        shares of        shares of
                                             larger           the fund.        the fund.        the fund.
                                             investments.
--------------------------------------------------------------------------------------------------------------
CONTINGENT DEFERRED                          No.              Maximum 5%       1% CDSC may      No.
SALES CHARGE (CDSC)                                           CDSC during      apply if you
                                                              the first        sell shares
                                                              year             within one
                                                              decreasing       year after
                                                              to 0% after      purchase.
                                                              six years.
--------------------------------------------------------------------------------------------------------------
12b-1 FEE OR SHAREHOLDER                     Yes.             Yes.             Yes.             Yes.
SERVICE FEE(c)                               0.25%            1.00%            1.00%            0.10%
--------------------------------------------------------------------------------------------------------------
CONVERSIONS TO CLASS A                       N/A              Yes.(d)          No.              No.
--------------------------------------------------------------------------------------------------------------

(a) RiverSource Small Company Index Fund does not offer Class C shares.



--------------------------------------------------------------------------------
S-6400-4                                                                     S.1

(b) Please see the statement of additional information (SAI) for information on eligibility requirements to purchase Class Y shares.

(c) For Class A, Class B and Class C shares, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares. For Class Y shares, each fund has adopted a separate shareholder servicing agreement not adopted under Rule 12b-1 to pay for servicing-related expenses related to those shares. Because these fees are paid out of a fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.

(d) See "Buying and Selling Shares, Sales Charges, Class B and Class C - contingent deferred sales charge alternative" for more information on the timing of conversion, which will vary depending on the original purchase of the Class B shares.


The distribution and shareholder servicing fees for Class A, Class B and Class C are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing a fund's shares and providing services to fund shareholders. These expenses include payment of distribution and shareholder servicing fees to financial institutions that sell shares of the fund. Financial institutions receive fees up to 0.25% of the average daily net assets of Class A, Class B and Class C shares sold and held through them. For Class A and Class B shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor begins to pay these fees one year after purchase. Financial institutions also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay one year after purchase. For Class B shares, the fund's distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to financial institutions that sell Class B shares, and to pay for other distribution related expenses. Financial institutions may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor.


The shareholder servicing fees for Class Y shares are used by the distributor to pay for certain service related expenses. These expenses are incurred helping shareholders thoughtfully consider their investment goals and objectively monitor how well the goals are being achieved. The distributor may pay these fees to financial institutions for providing such services.

Your fund also may offer Class I shares exclusively to certain institutional investors. Class I shares are made available through a separate prospectus supplement provided to investors eligible to purchase the shares.

DETERMINING WHICH CLASS OF SHARES TO PURCHASE

IF YOUR FUND OFFERS CLASS A, CLASS B AND CLASS C SHARES: If your investments in RiverSource funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases.




--------------------------------------------------------------------------------
S.2

If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial institution.

For more information, see the SAI.


SALES CHARGES


CLASS A -- INITIAL SALES CHARGE ALTERNATIVE

Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial institution through which you purchased the shares. The distributor retains the balance of the sales charge. Sales charges vary depending on the amount of your purchase.

SALES CHARGE* FOR CLASS A SHARES:

                                                                             MAXIMUM
                               AS A % OF         AS A % OF NET         RE-ALLOWANCE AS A %
TOTAL MARKET VALUE          PURCHASE PRICE**    AMOUNT INVESTED         OF PURCHASE PRICE
---------------------------------------------------------------------------------------------
Up to $49,999                    5.75%                6.10%                   5.00%

$50,000 - $99,999                4.75                 4.99                    4.00

$100,000 - $249,999              3.50                 3.63                    3.00

$250,000 - $499,999              2.50                 2.56                    2.15

$500,000 - $999,999              2.00                 2.04                    1.75

$1,000,000 or more               0.00                 0.00                    0.00***

  * Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

 ** Purchase price includes the sales charge.


*** Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial institution the following: a sales commission of up to 1.00% for a sale with a total market value of $1,000,000 to $3,000,000; a sales commission up to 0.50% for $3,000,000 to $10,000,000; and a sales commission up to 0.25% for $10,000,000 or more.






--------------------------------------------------------------------------------
                                                                             S.3

INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION. You may be able to reduce the sales charge on Class A shares, based on the combined market value of your accounts. The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

o  Your current investment in a fund; and

o Previous investments you and members of your primary household group have made in Class A, Class B or Class C shares in the fund and other RiverSource funds, provided your investment was subject to a sales charge. Your primary household group consists of you, your spouse or domestic partner and your unmarried children under age 21 sharing a mailing address.

The following accounts are eligible to be included in determining the sales charge on your purchase:

o  Individual or joint accounts;

o Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

o UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

o Revocable trust accounts for which you or a member of your primary household group, individually, is the beneficiary;

o Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

o Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are NOT eligible to be included in determining the sales charge on your purchase:

o Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

o Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;

o  Investments in Class D, Class E, or Class Y shares;

o Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

o  Charitable and irrevocable trust accounts.

If you purchase RiverSource fund shares through different financial institutions, and you want to include those assets toward a reduced sales charge, you must inform your financial institution in writing about the other accounts when placing your purchase order. Contact your financial institution to determine what information is required.



--------------------------------------------------------------------------------
S.4

Unless you provide your financial institution in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.

For more information on rights of accumulation, please see the SAI.

INITIAL SALES CHARGE -- LETTER OF INTENT (LOI). Generally, if you intend to invest $50,000 or more over a period of 13 months or less, you may be able to reduce the front-end sales charges for investments in Class A shares by completing and filing a LOI form. The LOI becomes effective only after the form is processed in good order by the fund. An LOI can be backdated up to a maximum of 90 days. If the LOI is backdated, you may include prior investments in Class A shares that were charged a front-end sales load toward the LOI commitment amount. If the LOI is backdated, the 13-month period begins on the date of the earliest purchase included in the LOI.

Holdings More than 90 Days Old. Purchases made more than 90 days before your LOI is processed by the fund will not be counted toward the commitment amount of the LOI and cannot be used as the starting point for the LOI. While these purchases cannot be included in an LOI, they may help you obtain a reduced sales charge on future purchases as described in "Initial Sales Charge -- Rights of Accumulation."

Notification Obligation. You must request the reduced sales charge when you buy shares. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial institution provide this information to the fund when placing your purchase order. For more details on LOIs, please contact your financial institution or see the SAI.

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:


o current or retired Board members, officers or employees of RiverSource funds or RiverSource Investments or its affiliates, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

o current or retired Ameriprise Financial Services, Inc. (Ameriprise Financial Services) financial advisors, employees of financial advisors, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

o registered representatives and other employees of financial institutions having a selling agreement with the distributor, including their spouses, domestic partners, children, parents and their spouse's or domestic partner's parents.

o portfolio managers employed by subadvisers of the RiverSource funds, including their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.



--------------------------------------------------------------------------------
                                                                             S.5

o qualified employee benefit plans offering participants daily access to RiverSource funds. Eligibility must be determined in advance. For assistance, please contact your financial institution.

o direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer of Class Y shares in a fund to Class A shares in the same fund.

o  purchases made:

   o with dividend or capital gain distributions from a fund or from the same class of another RiverSource fund;

   o through or under a wrap fee product or other investment product sponsored by a financial institution having a selling agreement with the distributor;

   o through American Express Personal Trust Services' Asset-Based pricing alternative, provided by American Express Bank, FSB.

o shareholders whose original purchase was in a Strategist fund merged into a RiverSource fund in 2000.

Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide your financial institution with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.


Because the current prospectus is available on RiverSource Investment's website free of charge, RiverSource Investments does not disclose this information separately on the website.


CLASS B AND CLASS C -- CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE

FOR CLASS B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline:

IF THE SALE IS MADE DURING THE:                  THE CDSC PERCENTAGE RATE IS:*
First year                                                     5%

Second year                                                    4%

Third year                                                     4%

Fourth year                                                    3%

Fifth year                                                     2%

Sixth year                                                     1%

Seventh or eighth year                                         0%

* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.





--------------------------------------------------------------------------------
S.6

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial institutions that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.

Purchases made prior to May 21, 2005 age on a calendar year basis. Purchases made beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 will complete its first year on Nov. 11, 2006 under daily aging.

Class B shares purchased prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased beginning May 21, 2005 will convert to Class A shares one month after the completion of the eighth year of ownership.

FOR CLASS C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a sales commission of 1% to financial institutions that sell Class C shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares.

For both Class B and Class C, if the amount you sell causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC will be based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

EXAMPLE

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.





--------------------------------------------------------------------------------
                                                                             S.7

CDSC -- WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:

o  in the event of the shareholder's death;

o  held in trust for an employee benefit plan; or

o held in IRAs or certain qualified plans, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

   o  at least 59 1/2 years old AND

   o taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

   o selling under an approved substantially equal periodic payment arrangement.

CDSC -- WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares in the event of the shareholder's death.


CLASS Y -- NO SALES CHARGE. For Class Y, there is no initial sales charge or
CDSC.

OPENING AN ACCOUNT


Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the financial institution through which you are investing in the fund may not be able to open an account for you. If the financial institution through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial institution.


Your financial institution may establish and maintain your account directly or it may establish and maintain your account with the distributor. The distributor may appoint servicing agents to accept purchase orders and to accept exchange (and sale) orders on its behalf. Accounts maintained by the distributor will be supported by the fund's transfer agent.





--------------------------------------------------------------------------------
S.8

METHODS OF PURCHASING SHARES

These methods of purchasing shares apply to Class A, Class B, and Class C shares.

THROUGH AN ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INSTITUTION
ALL REQUESTS                 The financial institution through which you buy
                             shares may have different policies not described
                             in this prospectus, including different minimum
                             investment amounts and minimum account balances.

--------------------------------------------------------------------------------

THROUGH AN ACCOUNT ESTABLISHED WITH THE DISTRIBUTOR

BY MAIL The financial institution through which you buy shares may establish an account directly with the distributor. To establish an account in this fashion, complete a RiverSource funds account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be requested by calling (888)
                             791-3380. Make your check payable to the fund. The fund does not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.

                             Mail your check and completed application to:

                             REGULAR MAIL      RIVERSOURCE INVESTMENTS (FUNDS)
                                               P.O. BOX 8041
                                               BOSTON, MA 02266-8041

                             EXPRESS MAIL      RIVERSOURCE INVESTMENTS (FUNDS)
                                               C/O BFDS
                                               30 DAN ROAD
                                               CANTON, MA 02021-2809

                             If you already have an account, include your name, account number and the name of the fund and class of shares along with your check. You can make scheduled investments in the fund by moving money from your checking account or savings account. See the Minimum Investment and Account Balance chart below for more information regarding scheduled investment plans.

--------------------------------------------------------------------------------

BY WIRE OR ACH               Fund shares purchased through the distributor
                             may be paid for by federal funds wire. Before
                             sending a wire, call (888) 791-3380 to notify the
                             distributor of the wire and to receive further
                             instructions.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                                             S.9

THROUGH AN ACCOUNT ESTABLISHED WITH THE DISTRIBUTOR (CONT.)
BY WIRE OR ACH (CONT.)       If you are establishing an account with a wire
                             purchase, you are required to send a signed
                             account application to the address above. Please
                             include the wire control number or your new
                             account number on the application.

                             Your bank or financial institution may charge additional fees for wire transactions.

--------------------------------------------------------------------------------

BY EXCHANGE                  Call (888) 791-3380 or send signed written
                             instructions to the address above.

--------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE

                          FOR ALL FUNDS AND
                          ACCOUNTS EXCEPT THOSE
                          LISTED TO THE RIGHT                            RIVERSOURCE DISCIPLINED
                          (NONQUALIFIED)         TAX QUALIFIED ACCOUNTS  SMALL CAP VALUE FUND
---------------------------------------------------------------------------------------------------
INITIAL INVESTMENT        $2,000                 $1,000                  $5,000
---------------------------------------------------------------------------------------------------
ADDITIONAL INVESTMENTS    $100                   $100                    $100
---------------------------------------------------------------------------------------------------
ACCOUNT BALANCE*          $300                   None                    $2,500


* If your fund account balance falls below the minimum account balance for any reason, including a market decline, you will be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.

---------------------------------------------------------------------------------------------------
MINIMUM INVESTMENT AND ACCOUNT BALANCE -- SCHEDULED INVESTMENT PLANS
---------------------------------------------------------------------------------------------------

                          FOR ALL FUNDS AND
                          ACCOUNTS EXCEPT THOSE
                          LISTED TO THE RIGHT                            RIVERSOURCE DISCIPLINED
                          (NONQUALIFIED)         TAX QUALIFIED ACCOUNTS  SMALL CAP VALUE FUND
---------------------------------------------------------------------------------------------------
INITIAL INVESTMENT        $100                   $100                    $5,000
---------------------------------------------------------------------------------------------------
ADDITIONAL INVESTMENTS    $100                   $50                     $100
---------------------------------------------------------------------------------------------------
ACCOUNT BALANCE**         None                   None                    $2,500
---------------------------------------------------------------------------------------------------


** If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.
--------------------------------------------------------------------------------


If approved by the distributor, these minimums may be waived for accounts that are managed by an investment professional (for example, discretionary wrap accounts) or are a part of an employer-sponsored retirement plan.


The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial institution for information regarding wire or electronic funds transfer.

--------------------------------------------------------------------------------
S.10

EXCHANGING OR SELLING SHARES


You may exchange or sell shares by having your financial institution process your transaction. If your account is maintained directly with your financial institution, you must contact that financial institution to exchange or sell shares of the fund. If your account was established with the distributor, there are a variety of methods you may use to exchange or sell shares of the fund.

WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INSTITUTION
--------------------------------------------------------------------------------
ALL REQUESTS                You can exchange or sell shares by having
                            your financial institution process your
                            transaction. The financial institution through
                            which you purchased shares may have different
                            policies not described in this prospectus,
                            including different transaction limits, exchange
                            policies and sale procedures.
--------------------------------------------------------------------------------

ACCOUNT ESTABLISHED WITH THE DISTRIBUTOR
BY MAIL                     Mail your exchange or sale request to:

                            REGULAR MAIL   RIVERSOURCE INVESTMENTS (FUNDS)
                                           P.O. BOX 8041
                                           BOSTON, MA 02266-8041

                            EXPRESS MAIL   RIVERSOURCE INVESTMENTS (FUNDS)
                                           c/o BFDS
                                           30 DAN ROAD
                                           CANTON, MA 02021-2809

                             Include in your letter:

                             o  your name

                             o  the name of the fund(s)

                             o  your account number

                             o  the class of shares to be exchanged or sold

                             o  your Social Security number or Employer
                                Identification number

                             o the dollar amount or number of shares you want to exchange or sell

                             o specific instructions regarding delivery or exchange destination

                             o  signature(s) of registered account owner(s)

                             o any special documents the transfer agent may require in order to process your order

                             Corporate, trust or partnership accounts may need to send additional documents.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                                            S.11

ACCOUNT ESTABLISHED WITH THE DISTRIBUTOR (CONT.)
--------------------------------------------------------------------------------
BY MAIL (CONT.)              Payment will be mailed to the address of record
                             and made payable to the names listed on the
                             account, unless your request specifies
                             differently and is signed by all owners.

                             A Medallion Signature Guarantee is required if:

                             o Amount is over $50,000.

                             o You want your check made payable to someone
                               other than yourself.

                             o Your address has changed within the last 30 days.

                             o You want the check mailed to an address other
                               than the address of record.

                             o You want the proceeds sent to a bank account not
                               on file.

                             o You are the beneficiary of the account
                               and the account owner is deceased (additional documents may be required).

                             A Medallion Signature Guarantee assures that a signature is genuine and not a forgery. The financial institution providing the Guarantee is financially liable for the transaction if the signature is a forgery. Eligible guarantors include commercial banks, trust companies, savings associations, and credit unions as defined by the Federal Deposit
                             Insurance Act.

                             Note: A guarantee from a notary public is not acceptable. NOTE: Any express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

--------------------------------------------------------------------------------
BY TELEPHONE                 Call (888) 791-3380. Unless you elect not to
                             have telephone exchange and sale privileges,
                             they will automatically be available to you.
                             Reasonable procedures will be used to confirm
                             authenticity of telephone exchange or sale
                             requests. Telephone privileges may be modified
                             or discontinued at any time. Telephone
                             exchange and sale privileges automatically
                             apply to all accounts except custodial,
                             corporate or qualified retirement accounts.
                             You may request that these privileges NOT
                             apply by writing to the address above.

                             Payment will be mailed to the address of record and made payable to the names listed on the account.

                             Telephone sale requests are limited to $100,000 per day.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
S.12

ACCOUNT ESTABLISHED WITH THE DISTRIBUTOR (CONT.)
--------------------------------------------------------------------------------
BY WIRE OR ACH               You can wire money from your fund account to
                             your bank account. Make sure we have your bank
                             account information on file. If we do not have
                             this information, you will need to send
                             written instructions with your bank's name and
                             a voided check or savings account deposit
                             slip.

                             Call (888) 791-3380 or send a letter of
                             instruction, with a Medallion Signature
                             Guarantee if required, to the address above.

                             A service fee may be charged against your account for each wire sent.

                             Minimum amount: $100

                             Your bank or financial institution may
                             charge additional fees for wire transactions.

--------------------------------------------------------------------------------
BY SCHEDULED                 You may elect to receive regular periodic payments
 PAYOUT PLAN                 through an automatic sale of shares. See the SAI
                             for more information.
--------------------------------------------------------------------------------

IMPORTANT: Payments sent by a bank authorization or check that are not guaranteed may take up to ten days to clear. This may cause your sale request to fail to process if the requested amount includes unguaranteed funds.

EXCHANGES


Generally, you may exchange your fund shares for shares of the same class of any other publicly offered RiverSource fund without a sales charge. Exchanges into RiverSource Tax-Exempt Money Market Fund may be made only from Class A shares. For complete information on the fund you are exchanging into, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order.

MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.

FUNDS THAT INVEST IN SECURITIES THAT TRADE INFREQUENTLY MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF INEFFICIENCIES IN THE SECURITIES MARKETS. FUNDS THAT INVEST IN SECURITIES THAT TRADE ON OVERSEAS SECURITIES MARKETS MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF CHANGES IN THE VALUES OF SECURITIES BETWEEN THE CLOSE OF OVERSEAS MARKETS AND


--------------------------------------------------------------------------------
                                                                            S.13

THE CLOSE OF U.S. MARKETS, WHICH IS GENERALLY THE TIME AT WHICH A FUND'S NAV IS CALCULATED. TO THE EXTENT THAT A FUND HAS SIGNIFICANT HOLDINGS OF SMALL CAP STOCKS OR FOREIGN SECURITIES, THE RISKS OF MARKET TIMING MAY BE GREATER FOR THE FUND THAN FOR OTHER FUNDS. SEE "PRINCIPAL INVESTMENT STRATEGIES" FOR A DISCUSSION OF THE TYPES OF SECURITIES IN WHICH YOUR FUND INVESTS.

SEE "VALUING FUND SHARES" FOR A DISCUSSION OF THE RIVERSOURCE FUNDS' POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.


THE RIVERSOURCE FUNDS' BOARDS HAVE ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING. EACH FUND SEEKS TO ENFORCE THIS POLICY THROUGH ITS SERVICE PROVIDERS AS FOLLOWS:


o The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial institution for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund seeks the assistance of financial institutions in applying similar restrictions on the sub-accounts of their participants or clients.

o If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial institution. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

o Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial institutions where market timing activity may not always be successfully detected.

Other exchange policies:

o  Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.


o  Once the fund receives your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange or sale.




--------------------------------------------------------------------------------
S.14

SELLING SHARES

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.


REPURCHASES. You can change your mind after requesting a sale and use all or part of the sale proceeds to purchase new shares in the same account, fund and class from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV, up to the amount of the sale proceeds, instead of paying a sales charge on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. In order for you to take advantage of this repurchase waiver, you must notify your financial institution within 90 days of the date your sale request was processed. Contact your financial institution for information on required documentation. The repurchase privilege may be modified or discontinued at any time and use of this option may have tax consequences.


Each fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

VALUING FUND SHARES

For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For funds or classes of shares sold without an initial sales charge, the public offering price is the NAV.

Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, contact your financial institution.

The NAV is the value of a single share of a fund. The NAV is determined by dividing the value of a fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. Securities are valued primarily on the basis of market quotations. Market quotations are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.




--------------------------------------------------------------------------------
                                                                            S.15

When reliable market quotations are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund has significant holdings of foreign securities or small cap stocks that may trade infrequently, fair valuation may be used more frequently than for other funds. The funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund's shares may change on days when shareholders will not be able to purchase or sell the fund's shares.

DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of your fund's net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Your fund's net investment income is distributed to you as dividends. Dividends may be composed of qualifying dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include non-qualifying dividends, interest income and short-term capital gains. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund, unless you request distributions in cash. The financial institution through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.



--------------------------------------------------------------------------------
S.16

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss, based on paying a sales charge, by exchanging shares within 91 days of purchase. If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

o RIVERSOURCE REAL ESTATE FUND. REITs often do not provide complete tax information until after the calendar year-end. Consequently, you may not receive your Form 1099-DIV until February. Other RiverSource funds tax statements are mailed in January.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.





--------------------------------------------------------------------------------
                                                                            S.17

GENERAL INFORMATION

AVAILABILITY AND TRANSFERABILITY OF FUND SHARES

Please consult your financial institution to determine availability of RiverSource funds. Currently, RiverSource funds may be purchased or sold through affiliated broker-dealers of RiverSource Investments and through certain unaffiliated financial institutions. If you set up an account at a financial institution that does not have, and is unable to obtain, a selling agreement with the distributor of the RiverSource funds, you will not be able to transfer RiverSource fund holdings to that account. In that event, you must either maintain your RiverSource fund holdings with your current financial institution, find another financial institution with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the fund's investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the RiverSource funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Custody Services. Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the custodian or Ameriprise Trust Company), provides custody services to all but a limited number of the RiverSource funds, for which U.S. Bank National Association provides custody services. In addition, Ameriprise Trust Company is paid for certain transaction fees and out-of-pocket expenses incurred while providing services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."


Distribution and Shareholder Services. RiverSource Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474, and Ameriprise Financial Services, 70100 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (collectively, the distributor), provide underwriting and distribution services to the RiverSource funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees for Class A, Class B and Class C shares. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor re-allows the remainder of these fees (or the full fee) to the financial institutions that sell fund shares and provide services to shareholders. Fees paid by a



--------------------------------------------------------------------------------
S.18
fund for these services are set forth under "Distribution (12b-1) fees" in the expense table under "Fees and Expenses." Separately, for Class Y shares, the fund pays fees under a non-12b-1 shareholder servicing agreement for certain shareholder services. A portion of these fees (or the full fee) may be paid to the financial institutions that provide the services. Fees paid by a fund for these services are set forth under "Other Expenses" in the expense table under "Fees and Expenses." More information on how these distribution and shareholder services fees are used is set forth under "Investment Options -- Classes of Shares" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares:
Sales Charges" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for the RiverSource funds' policy regarding directed brokerage.

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the RiverSource funds. The RiverSource funds pay the transfer agent a fee, which varies by class, as set forth in the SAI and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation pays a portion of these fees to financial institutions that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.

PAYMENTS TO FINANCIAL INSTITUTIONS


RiverSource Investments and its affiliates may make or support additional cash payments out of their own resources to financial institutions, including inter-company allocation of resources to affiliated broker-dealers such as Ameriprise Financial Services (and its licensed representatives), in connection with selling fund shares or providing services to the fund or its shareholders. These payments and inter-company allocations are in addition to any 12b-1 distribution and/or shareholder service fees or other amounts paid by the fund to the distributor under distribution or shareholder servicing plans, or paid by the fund to the transfer agent under its transfer agency agreement, which fees may be used by these entities to support shareholder account maintenance, sub-accounting, recordkeeping or other services provided directly by the financial institution. In exchange for these payments and inter-company allocations, RiverSource Investments and its affiliates may receive preferred access to registered representatives of a financial institution (for example, the ability to make presentations in branch offices or at conferences)



--------------------------------------------------------------------------------
                                                                            S.19
or preferred access to customers of the financial institution (for example, the ability to advertise or directly interact with the financial institution's customers in order to sell the fund). These arrangements are sometimes referred to as "revenue sharing payments." In some cases, these arrangements may create an incentive for a financial institution or its representatives to recommend or sell shares of a fund and may create a conflict of interest between a financial institution's financial interest and its duties to its customers. Please contact the financial institution through which you are purchasing shares of the fund for details about any payments it may receive in connection with selling fund shares or providing services to the fund. These payments and inter-company allocations are usually calculated based on a percentage of fund sales, and/or as a percentage of fund assets attributable to a particular financial institution. These payments may also be negotiated based on other criteria or factors including, but not limited to, the financial institution's affiliation with the investment manager, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships and the scope and quality of services it provides. The amount of payment or inter-company allocation may vary by financial institution and by type of sale (e.g., purchases of different share classes or purchases of the fund through a qualified plan or through a wrap program), and may be significant.

From time to time, RiverSource Investments and its affiliates may make other reimbursements or payments to financial institutions or their representatives including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial institutions and their representatives are subject.

ADDITIONAL MANAGEMENT INFORMATION

MANAGER OF MANAGERS EXEMPTION. The RiverSource funds have received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

RiverSource Investments or its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.



--------------------------------------------------------------------------------
S.20

AFFILIATED FUNDS OF FUNDS. RiverSource Investments also serves as investment manager to RiverSource funds that provide asset-allocation services to shareholders by investing in shares of other RiverSource funds (Funds of Funds). A fund may experience relatively large purchases or redemptions from the Funds of Funds. Although RiverSource Investments seeks to minimize the impact of these transactions by structuring them over a reasonable period of time or through other measures, a fund may experience increased expenses as it buys and sells securities to manage transactions for the Funds of Funds. In addition, because the Funds of Funds may own a substantial portion of a fund, a redemption by the Funds of Funds could cause a fund's expense ratio to increase as the fund's fixed costs would be spread over a smaller asset base. RiverSource Investments monitors expense levels and is committed to offering funds that are competitively priced. RiverSource Investments will report to the Board on the steps it has taken to manage any potential conflicts.


CASH RESERVES. A fund may invest its daily cash balance in RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses, and is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund only to the extent it is consistent with the fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.


FUND HOLDINGS DISCLOSURE. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.

LEGAL PROCEEDINGS. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

--------------------------------------------------------------------------------
                                                                            S.21

This fund can be purchased from Ameriprise Financial Services or from a limited number of other authorized financial institutions. The fund can be found under the "RiverSource" banner in most mutual fund quotations.

Additional information about the fund and its investments is available in the fund's SAI, and annual and semiannual reports to shareholders. In the fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the fund, contact RiverSource Funds or your financial institution. To make a shareholder inquiry, contact the financial institution through whom you purchased the fund.

RiverSource Funds
734 Ameriprise Financial Center
Minneapolis, MN 55474
(888) 791-3380

RiverSource Funds information available at RiverSource Investments website address:
riversource.com/funds

You may review and copy information about the fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.


Investment Company Act File #811-2111

TICKER SYMBOL
Class A: ALEAX   Class B: ALEBX

Class C: ARQCX   Class I: ALRIX

Class Y: ALEYX





RIVERSOURCE [LOGO] (SM)
       INVESTMENTS                                         S-6244-99 G (9/06)

                   RIVERSOURCE(SM) LARGE CAP EQUITY FUND


                SUPPLEMENT TO THE SEPT. 29, 2006 PROSPECTUS


This supplement describes the Fund's Class I shares. The caption headings used in this Supplement correspond to the caption headings used in the prospectus.

You may purchase Class I shares only if you are an eligible investor, as described under the caption "Buying and Selling Shares" below.

PAST PERFORMANCE


The performance table is intended to indicate some of the risks of investing in the Fund by showing changes in the Fund's performance over time. Please note that you will find performance returns for other classes of shares of the Fund, together with returns of one or more broad measures of market performance, in the performance table of the prospectus. The table is supplemented as follows:

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005)


                                                                                       SINCE
                                                                            1 YEAR   INCEPTION
Class I


    Return before taxes                                                     +6.30%   +5.24%(a)

Russell 1000(R) Index (reflects no deduction for fees, expenses or taxes)   +6.27%   +7.71%(b)

S&P 500 Index (reflects no deduction for fees, expenses or taxes)           +4.91%   +6.72%(b)

Lipper Large-Cap Core Funds Index                                           +5.72%   +6.15%(b)


(a)  Inception date is March 4, 2004.

(b)  Measurement period started March 1, 2004.

Past performance for Class I for the period prior to March 4, 2004 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges, but not differences in annual Fund operating expenses. The use of blended performance (Class I performance blended with Class A performance for periods before March 4, 2004) generally results in lower performance than Class I shares would have achieved had they been offered for the entire period.

FEES AND EXPENSES

Fund investors pay various expenses. The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees. The table is supplemented as follows:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                       CLASS I

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)    none
-----------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) imposed on sales (as a percentage of
  offering price at time of purchase)                                                   none
-----------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:                                           CLASS I


Management fees(a)                                                                      0.51%


Distribution (12b-1) fees                                                               0.00%


Other expenses(b)                                                                       0.08%

Total                                                                                   0.59%

(a) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.05% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Large-Cap Core Funds Index. See "Fund Management and Compensation" for more information.


(b) Other expenses include an administrative services fee, a custody fee and other nonadvisory expenses.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table is supplemented as follows:

                                         1 YEAR   3 YEARS  5 YEARS  10 YEARS


CLASS I                                    $60      $189     $330     $741


BUYING AND SELLING SHARES

The description of Investment Options is supplemented as follows:

If you are an eligible investor, you may purchase Class I shares at net asset value without an initial sales charge or CDSC on redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares.

The following eligible investors may purchase Class I shares:


o Any fund distributed by RiverSource Distributors, Inc. and Ameriprise Financial Services, if the fund seeks to achieve its investment objective by investing primarily in shares of the Fund and other RiverSource funds.

o Endowments, foundations, and defined benefit plans with a minimum investment of $5 million.


In addition, the distributor, in its sole discretion, may accept investments from other purchasers not listed above.

The discussion of buying and selling shares is supplemented as follows:


You may purchase, sell or exchange Class I shares only through the distributor or an authorized financial institution. You may exchange your Class I shares only for Class I shares of another RiverSource fund.


FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund's financial performance. It is supplemented as follows:

CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)

FISCAL PERIOD ENDED JULY 31,                                          2006     2005     2004(b)

Net asset value, beginning of period                                 $5.31    $4.67     $5.08
-----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .10      .05        --
Net gains (losses) (both realized and unrealized)                      .12      .63      (.28)
-----------------------------------------------------------------------------------------------------
Total from investment operations                                       .22      .68      (.28)
-----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.09)    (.03)       --
Distributions from realized gains                                       --     (.01)     (.13)
-----------------------------------------------------------------------------------------------------
Total distributions                                                   (.09)    (.04)     (.13)
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $5.44    $5.31     $4.67
-----------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                               $105      $43       $14
-----------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)                       .59%     .65%(d)   .71%(d),(e)
-----------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets     1.53%    1.24%      .74%(e)
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)              116%     128%       99%
-----------------------------------------------------------------------------------------------------
Total return(f)                                                       4.06%   14.64%    (5.65%)(g)
-----------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date is March 4, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class I would have been 0.70% and 0.72% for the periods ended July 31, 2005 and 2004, respectively.

(e)  Adjusted to an annual basis.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.


                                                          S-6244-79 G (9/06)

Prospectus

                                                       RIVERSOURCE [LOGO] (SM)
                                                              INVESTMENTS

  RIVERSOURCE(SM)
  LARGE CAP VALUE FUND

------------------------------------------------------------------------------


  PROSPECTUS SEPT. 29, 2006

> RIVERSOURCE LARGE CAP VALUE
  FUND SEEKS TO PROVIDE
  SHAREHOLDERS WITH LONG-TERM
  GROWTH OF CAPITAL.


------------------------------------------------------------------------------

  As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


  You may qualify for sales charge discounts on purchases of Class A shares. Please notify your financial institution if you have other accounts holding shares of RiverSource funds to determine whether you qualify for a sales charge discount. See "Buying and Selling Shares" for more information.


  -----------------------------------------------------
  NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE
  -----------------------------------------------------

TABLE OF CONTENTS

THE FUND ..............................................................     3P

Objective .............................................................     3p

Principal Investment Strategies .......................................     3p

Principal Risks .......................................................     4p

Past Performance ......................................................     4p

Fees and Expenses .....................................................     7p

Other Investment Strategies and Risks .................................     8p

Fund Management and Compensation ......................................    10p


FINANCIAL HIGHLIGHTS ..................................................    11P

BUYING AND SELLING SHARES .............................................    S.1

Buying Shares .........................................................    S.1

  Investment Options -- Classes of Shares .............................    S.1

  Sales Charges .......................................................    S.3

  Opening an Account ..................................................    S.8

Exchanging or Selling Shares ..........................................   S.11

  Exchanges ...........................................................   S.13

  Selling Shares ......................................................   S.15

VALUING FUND SHARES ...................................................   S.15

DISTRIBUTIONS AND TAXES ...............................................   S.16

Dividends and Capital Gain Distributions ..............................   S.16

Reinvestments .........................................................   S.16

Taxes .................................................................   S.17

GENERAL INFORMATION ...................................................   S.18



------------------------------------------------------------------------------

2P RIVERSOURCE LARGE CAP VALUE FUND - 2006 PROSPECTUS

THE FUND

OBJECTIVE


RiverSource Large Cap Value Fund (the Fund) seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.


PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with a market capitalization greater than $5 billion. The Fund may also invest in income-producing equity securities, such as preferred stocks. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager (RiverSource Investments, LLC) seeks to identify companies that appear to be undervalued by various measures or that may be temporarily out of favor, but have good prospects for capital appreciation. The investment manager selects investments for the Fund by:

o Seeking out a variety of large, well-established companies whose underlying fundamentals are stable, or are anticipated to become stable, or whose fundamentals are improving.

o     Identifying stocks that are undervalued:

      o because they have one or more ratios, such as price-to-earnings or price-to-cash flow, that are low relative to the general market, or have a yield that exceeds the market;

      o because one or more of their valuation ratios are low relative to historical levels for the stock;

      o because one or more of their valuation ratios or other financial measures make that stock attractive relative to its peers; or

      o because they are undervalued relative to their intrinsic value, as identified by the Fund's manager.

In deciding whether to sell a security, the investment manager considers whether:

o     The security has reached the investment manager's price objective.

o The company has met the investment manager's earnings and/or growth expectations.

o     The security is overvalued relative to other potential investments.

o     A more attractive opportunity has been identified.


------------------------------------------------------------------------------

RIVERSOURCE LARGE CAP VALUE FUND - 2006 PROSPECTUS 3P

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:


o how the Fund's performance has varied for each full calendar year shown on the bar chart; and


o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

Bar Chart. Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart.

Table. The table shows total returns from hypothetical investments in Class A, Class B, Class C and Class Y shares of the Fund. These returns are compared to the indexes shown for the same periods. For purposes of the performance calculation in the table we assumed:


o     the maximum sales charge for Class A shares;



------------------------------------------------------------------------------

4p RIVERSOURCE LARGE CAP VALUE FUND - 2006 PROSPECTUS

o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares;

o     no sales charge for Class Y shares; and


o no adjustments for taxes paid by an investor on the reinvested income and capital gains.

AFTER-TAX RETURNS

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.

                           CLASS A SHARE PERFORMANCE
                           (BASED ON CALENDAR YEARS)

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

+28.01%      +11.37%      +4.22%
--------------------------------
  2003        2004         2005


During the periods shown in the bar chart, the highest return for a calendar quarter was +17.42% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -4.56% (quarter ended March 31, 2003).


The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.


The Fund's Class A year-to-date return at June 30, 2006 was +4.14%.



------------------------------------------------------------------------------

RIVERSOURCE LARGE CAP VALUE FUND - 2006 PROSPECTUS 5P

------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005)
------------------------------------------------------------------------------


                                                                                               SINCE
                                                                               1 YEAR       INCEPTION
------------------------------------------------------------------------------------------------------
RiverSource Large Cap Value:
------------------------------------------------------------------------------------------------------
  Class A
------------------------------------------------------------------------------------------------------

    Return before taxes                                                         -1.77%       +6.77%(a)
------------------------------------------------------------------------------------------------------
    Return after taxes on distributions                                         -3.18%       +5.52%(a)
------------------------------------------------------------------------------------------------------
    Return after taxes on distributions and sale of fund shares                 -0.46%       +5.26%(a)
------------------------------------------------------------------------------------------------------

  Class B
------------------------------------------------------------------------------------------------------

    Return before taxes                                                         -1.37%       +7.06%(a)
------------------------------------------------------------------------------------------------------

  Class C
------------------------------------------------------------------------------------------------------

    Return before taxes                                                         +2.60%       +7.79%(a)
------------------------------------------------------------------------------------------------------

  Class Y
------------------------------------------------------------------------------------------------------

    Return before taxes                                                         +4.57%       +8.83%(a)
------------------------------------------------------------------------------------------------------
Russell 1000(R) Value Index
(reflects no deduction for fees, expenses or taxes)                             +7.05%      +10.95%(b)
------------------------------------------------------------------------------------------------------
Lipper Large-Cap Value Funds Index                                              +6.26%       +8.86%(b)
------------------------------------------------------------------------------------------------------


(a)   Inception date is June 27, 2002.

(b)   Measurement period started July 1, 2002.


The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.


The Lipper Large-Cap Value Funds Index includes the 30 largest large-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.


------------------------------------------------------------------------------

6P RIVERSOURCE LARGE CAP VALUE FUND - 2006 PROSPECTUS

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.

------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
------------------------------------------------------------------------------

                                                        CLASS A        CLASS B       CLASS C     CLASS Y

Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)            5.75%(a)        none          none        none
-----------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)   none             5%            1%        none
-----------------------------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:            CLASS A        CLASS B       CLASS C     CLASS Y
-----------------------------------------------------------------------------------------------------------

Management fees(b)                                       0.55%          0.55%         0.55%       0.55%
-----------------------------------------------------------------------------------------------------------
Distribution (12b-1) fees                                0.25%          1.00%         1.00%       0.00%
-----------------------------------------------------------------------------------------------------------
Other expenses(c)                                        0.41%          0.42%         0.43%       0.45%
-----------------------------------------------------------------------------------------------------------
Total(d)                                                 1.21%          1.97%         1.98%       1.00%
-----------------------------------------------------------------------------------------------------------

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.05% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Large-Cap Value Funds Index. See "Fund Management and Compensation" for more information.

(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed 1.29% for Class A; 2.05% for Class B; 2.06% for Class C and 1.12% for Class Y.



------------------------------------------------------------------------------

RIVERSOURCE LARGE CAP VALUE FUND - 2006 PROSPECTUS 7P

------------------------------------------------------------------------------

EXAMPLES

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 YEAR       3 YEARS        5 YEARS       10 YEARS
-----------------------------------------------------------------------------------

Class A(a)                     $691         $  937         $1,203         $1,961
-----------------------------------------------------------------------------------
Class B                        $700(b)      $1,019(b)      $1,263(b)      $2,103(c)
-----------------------------------------------------------------------------------
Class C                        $301(b)      $  622         $1,068         $2,311
-----------------------------------------------------------------------------------
Class Y                        $102         $  319         $  553         $1,229
-----------------------------------------------------------------------------------


(a)   Includes a 5.75% sales charge.

(b)   Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.


You would pay the following expenses if you did not redeem your shares:

                               1 YEAR       3 YEARS        5 YEARS       10 YEARS
-----------------------------------------------------------------------------------
Class A(a)                     $691         $  937         $1,203         $1,961
-----------------------------------------------------------------------------------
Class B                        $200         $  619         $1,063         $2,103(b)
-----------------------------------------------------------------------------------
Class C                        $201         $  622         $1,068         $2,311
-----------------------------------------------------------------------------------
Class Y                        $102         $  319         $  553         $1,229
-----------------------------------------------------------------------------------


(a)   Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

------------------------------------------------------------------------------

OTHER INVESTMENT STRATEGIES AND RISKS

Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. Additionally, the Fund may use derivatives (financial instruments where the value depends upon, or is derived from, the value of something else) such as futures, options and forward contracts, to produce incremental earnings, to hedge existing positions or to increase flexibility. Just as with securities in which the Fund invests directly, derivatives are subject to a number of risks, including market, liquidity, interest rate and credit risk. In addition, a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund using derivatives. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives. For more information on strategies and holdings, and the risks of such strategies, including other derivative instruments that the Fund may use, see the Fund's Statement of Additional Information (SAI) and its annual and semiannual reports.


------------------------------------------------------------------------------

8P RIVERSOURCE LARGE CAP VALUE FUND - 2006 PROSPECTUS

Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the "Financial Highlights."

Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

Directed Brokerage. The Fund's Board of Directors (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.


------------------------------------------------------------------------------

RIVERSOURCE LARGE CAP VALUE FUND - 2006 PROSPECTUS 9P

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER


RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource funds, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.55% of the Fund's average daily net assets, including an adjustment under the terms of a performance incentive arrangement. The adjustment is computed by comparing the Fund's performance to the performance of an index of comparable funds published by Lipper Inc. The index against which the Fund's performance is currently measured for purposes of the performance incentive adjustment is the Lipper Large-Cap Value Funds Index. In certain circumstances, the Fund's Board may approve a change in the index. The maximum adjustment (increase or decrease) is 0.12% of the Fund's average net assets on an annual basis. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's most recent shareholder report.

Portfolio Manager(s). The portfolio manager responsible for the day-to-day management of the Fund is:


Robert Ewing, CFA, Portfolio Manager

o     Managed the Fund since 2002.


o     Joined RiverSource Investments in 2002.


o     Analyst and Portfolio Manager, Fidelity Investments, 1990 to 2002.

o     Began investment career in 1988.

o     BS, Boston College Carroll School of Management.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


------------------------------------------------------------------------------

10P RIVERSOURCE LARGE CAP VALUE FUND - 2006 PROSPECTUS

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THIS INFORMATION HAS BEEN AUDITED BY KPMG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS, IS INCLUDED IN THE ANNUAL REPORT WHICH, IF NOT INCLUDED WITH THIS PROSPECTUS, IS AVAILABLE UPON REQUEST.


CLASS A

---------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
---------------------------------------------------------------------------------------------------------------------
Fiscal period ended July 31,                  2006          2005          2004             2003          2002(b)
Net asset value, beginning of period         $5.83        $ 5.34        $ 4.98           $ 4.52        $ 4.90
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   .09           .06           .04              .03            --
Net gains (losses)
(both realized and unrealized)                 .32           .70           .59              .44          (.38)
---------------------------------------------------------------------------------------------------------------------
Total from investment operations               .41           .76           .63              .47          (.38)
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income          (.07)         (.04)         (.03)            (.01)           --
Distributions from realized gains             (.29)         (.23)         (.24)              --            --
---------------------------------------------------------------------------------------------------------------------
Total distributions                           (.36)         (.27)         (.27)            (.01)           --
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $5.88        $ 5.83        $ 5.34           $ 4.98        $ 4.52
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)      $  63        $   74        $   67           $   31        $    4
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(c)                           1.21%         1.29%         1.24%(d)         1.25%(d)      1.19%(d),(e)
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                   1.35%         1.07%          .95%            1.01%          .23%(e)
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)               46%           57%           59%              77%            9%
---------------------------------------------------------------------------------------------------------------------
Total return(f)                               7.39%        14.52%        12.85%           10.52%        (7.75%)(g)
---------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from June 27, 2002 (when shares became publicly available) to July 31, 2002.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 1.54%, 2.64% and 20.50% for the periods ended July 31, 2004, 2003 and 2002, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.



------------------------------------------------------------------------------

RIVERSOURCE LARGE CAP VALUE FUND - 2006 PROSPECTUS 11P

CLASS B

-----------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------------------------
Fiscal period ended July 31,                  2006         2005         2004            2003         2002(b)
Net asset value, beginning of period         $5.77        $5.29        $4.95           $4.52        $4.90
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   .04          .01           --             .01           --
Net gains (losses)
(both realized and unrealized)                 .32          .70          .59             .43         (.38)
-----------------------------------------------------------------------------------------------------------------
Total from investment operations               .36          .71          .59             .44         (.38)
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income          (.02)          --         (.01)           (.01)          --
Distributions from realized gains             (.29)        (.23)        (.24)             --           --
-----------------------------------------------------------------------------------------------------------------
Total distributions                           (.31)        (.23)        (.25)           (.01)          --
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $5.82        $5.77        $5.29           $4.95        $4.52
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)      $  19        $  28        $  25           $  13        $   1
-----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(c)                           1.97%        2.05%        2.00%(d)        2.00%(d)     1.95%(d),(e)
-----------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                    .59%         .30%         .16%            .25%        (.49%)(e)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)               46%          57%          59%             77%           9%
-----------------------------------------------------------------------------------------------------------------
Total return(f)                               6.51%       13.66%       12.00%           9.66%       (7.75%)(g)
-----------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from June 27, 2002 (when shares became publicly available) to July 31, 2002.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 2.30%, 3.40% and 21.26% for the periods ended July 31, 2004, 2003 and 2002, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.



------------------------------------------------------------------------------

12P RIVERSOURCE LARGE CAP VALUE FUND - 2006 PROSPECTUS

CLASS C

--------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
--------------------------------------------------------------------------------------------------------------------
Fiscal period ended July 31,                  2006         2005         2004            2003            2002(b)
Net asset value, beginning of period         $5.77        $5.29        $4.94           $4.52           $4.90
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   .04          .01           --             .01              --
Net gains (losses)
(both realized and unrealized)                 .32          .70          .60             .42            (.38)
--------------------------------------------------------------------------------------------------------------------
Total from investment operations               .36          .71          .60             .43            (.38)
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income          (.02)          --         (.01)           (.01)             --
Distributions from realized gains             (.29)        (.23)        (.24)             --              --
--------------------------------------------------------------------------------------------------------------------
Total distributions                           (.31)        (.23)        (.25)           (.01)             --
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $5.82        $5.77        $5.29           $4.94           $4.52
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)      $   1        $   1        $   1           $   1           $  --
--------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(c)                           1.98%        2.06%        2.00%(d)        2.00%(d)        1.95%(d),(e)
--------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                    .58%         .30%         .19%            .26%           (.45%)(e)
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)               46%          57%          59%             77%              9%
--------------------------------------------------------------------------------------------------------------------
Total return(f)                               6.56%        3.62%       12.19%           9.50%          (7.75%)(g)
--------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from June 27, 2002 (when shares became publicly available) to July 31, 2002.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 2.30%, 3.40% and 21.26% for the periods ended July 31, 2004, 2003 and 2002, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.



------------------------------------------------------------------------------

RIVERSOURCE LARGE CAP VALUE FUND - 2006 PROSPECTUS 13P

CLASS Y

-------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-------------------------------------------------------------------------------------------------------------------
Fiscal period ended July 31,                  2006         2005         2004            2003            2002(b)
Net asset value, beginning of period         $5.85        $5.36        $4.99           $4.52           $4.90
-------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   .10          .07          .04             .03              --
Net gains (losses)
(both realized and unrealized)                 .32          .70          .61             .45            (.38)
-------------------------------------------------------------------------------------------------------------------
Total from investment operations               .42          .77          .65             .48            (.38)
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income          (.08)        (.05)        (.04)           (.01)             --
Distributions from realized gains             (.29)        (.23)        (.24)             --              --
-------------------------------------------------------------------------------------------------------------------
Total distributions                           (.37)        (.28)        (.28)           (.01)             --
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $5.90        $5.85        $5.36           $4.99           $4.52
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)      $  --        $  --        $  --           $  --           $  --
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(c)                           1.00%        1.11%        1.06%(d)         .95%(d)        1.01%(d),(e)
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                   1.69%        1.25%        1.12%           1.30%            .31%(e)
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)               46%          57%          59%             77%              9%
-------------------------------------------------------------------------------------------------------------------
Total return(f)                               7.55%       14.67%       13.14%          10.76%          (7.75%)(g)
-------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from June 27, 2002 (when shares became publicly available) to July 31, 2002.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class Y would have been 1.36%, 2.46% and 20.32% for the periods ended July 31, 2004, 2003 and 2002, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.



------------------------------------------------------------------------------

14P RIVERSOURCE LARGE CAP VALUE FUND - 2006 PROSPECTUS

BUYING AND SELLING SHARES


The RiverSource funds are available through broker-dealers, certain 401(k) or other qualified and nonqualified plans, banks, or other financial intermediaries or institutions (financial institutions). These financial institutions may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial institutions through which shares are held. Since the fund may not have a record of your transactions, you should always contact the financial institution through which you purchased the fund to make changes to or give instructions concerning your account or to obtain information about your account. The fund, the distributor and the transfer agent are not responsible for the failure of one of these financial institutions to carry out its obligations to its customers.

BUYING SHARES

INVESTMENT OPTIONS -- CLASSES OF SHARES


The RiverSource funds offer different classes of shares. There are differences among the fees and expenses for each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial institution can help you with this decision. The following table shows the key features of each class.

INVESTMENT OPTIONS SUMMARY

                                             CLASS A          CLASS B          CLASS C(a)       CLASS Y(b)
--------------------------------------------------------------------------------------------------------------
AVAILABILITY                                 Available to     Available to     Available to     Limited to
                                             all investors.   all investors.   all investors.   qualifying
                                                                                                institutional
                                                                                                investors.
--------------------------------------------------------------------------------------------------------------
INITIAL SALES CHARGE                         Yes. Payable     No. Entire       No. Entire       No. Entire
                                             at time of       purchase         purchase         purchase
                                             purchase.        price is         price is         price is
                                             Lower sales      invested in      invested in      invested in
                                             charge for       shares of        shares of        shares of
                                             larger           the fund.        the fund.        the fund.
                                             investments.
--------------------------------------------------------------------------------------------------------------
CONTINGENT DEFERRED                          No.              Maximum 5%       1% CDSC may      No.
SALES CHARGE (CDSC)                                           CDSC during      apply if you
                                                              the first        sell shares
                                                              year             within one
                                                              decreasing       year after
                                                              to 0% after      purchase.
                                                              six years.
--------------------------------------------------------------------------------------------------------------
12b-1 FEE OR SHAREHOLDER                     Yes.             Yes.             Yes.             Yes.
SERVICE FEE(c)                               0.25%            1.00%            1.00%            0.10%
--------------------------------------------------------------------------------------------------------------
CONVERSIONS TO CLASS A                       N/A              Yes.(d)          No.              No.
--------------------------------------------------------------------------------------------------------------

(a) RiverSource Small Company Index Fund does not offer Class C shares.



--------------------------------------------------------------------------------
S-6400-4                                                                     S.1

(b) Please see the statement of additional information (SAI) for information on eligibility requirements to purchase Class Y shares.

(c) For Class A, Class B and Class C shares, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares. For Class Y shares, each fund has adopted a separate shareholder servicing agreement not adopted under Rule 12b-1 to pay for servicing-related expenses related to those shares. Because these fees are paid out of a fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.

(d) See "Buying and Selling Shares, Sales Charges, Class B and Class C - contingent deferred sales charge alternative" for more information on the timing of conversion, which will vary depending on the original purchase of the Class B shares.


The distribution and shareholder servicing fees for Class A, Class B and Class C are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing a fund's shares and providing services to fund shareholders. These expenses include payment of distribution and shareholder servicing fees to financial institutions that sell shares of the fund. Financial institutions receive fees up to 0.25% of the average daily net assets of Class A, Class B and Class C shares sold and held through them. For Class A and Class B shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor begins to pay these fees one year after purchase. Financial institutions also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay one year after purchase. For Class B shares, the fund's distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to financial institutions that sell Class B shares, and to pay for other distribution related expenses. Financial institutions may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor.


The shareholder servicing fees for Class Y shares are used by the distributor to pay for certain service related expenses. These expenses are incurred helping shareholders thoughtfully consider their investment goals and objectively monitor how well the goals are being achieved. The distributor may pay these fees to financial institutions for providing such services.

Your fund also may offer Class I shares exclusively to certain institutional investors. Class I shares are made available through a separate prospectus supplement provided to investors eligible to purchase the shares.

DETERMINING WHICH CLASS OF SHARES TO PURCHASE

IF YOUR FUND OFFERS CLASS A, CLASS B AND CLASS C SHARES: If your investments in RiverSource funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases.




--------------------------------------------------------------------------------
S.2

If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial institution.

For more information, see the SAI.


SALES CHARGES


CLASS A -- INITIAL SALES CHARGE ALTERNATIVE

Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial institution through which you purchased the shares. The distributor retains the balance of the sales charge. Sales charges vary depending on the amount of your purchase.

SALES CHARGE* FOR CLASS A SHARES:

                                                                             MAXIMUM
                               AS A % OF         AS A % OF NET         RE-ALLOWANCE AS A %
TOTAL MARKET VALUE          PURCHASE PRICE**    AMOUNT INVESTED         OF PURCHASE PRICE
---------------------------------------------------------------------------------------------
Up to $49,999                    5.75%                6.10%                   5.00%

$50,000 - $99,999                4.75                 4.99                    4.00

$100,000 - $249,999              3.50                 3.63                    3.00

$250,000 - $499,999              2.50                 2.56                    2.15

$500,000 - $999,999              2.00                 2.04                    1.75

$1,000,000 or more               0.00                 0.00                    0.00***

  * Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

 ** Purchase price includes the sales charge.


*** Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial institution the following: a sales commission of up to 1.00% for a sale with a total market value of $1,000,000 to $3,000,000; a sales commission up to 0.50% for $3,000,000 to $10,000,000; and a sales commission up to 0.25% for $10,000,000 or more.






--------------------------------------------------------------------------------
                                                                             S.3

INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION. You may be able to reduce the sales charge on Class A shares, based on the combined market value of your accounts. The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

o  Your current investment in a fund; and

o Previous investments you and members of your primary household group have made in Class A, Class B or Class C shares in the fund and other RiverSource funds, provided your investment was subject to a sales charge. Your primary household group consists of you, your spouse or domestic partner and your unmarried children under age 21 sharing a mailing address.

The following accounts are eligible to be included in determining the sales charge on your purchase:

o  Individual or joint accounts;

o Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

o UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

o Revocable trust accounts for which you or a member of your primary household group, individually, is the beneficiary;

o Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

o Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are NOT eligible to be included in determining the sales charge on your purchase:

o Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

o Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;

o  Investments in Class D, Class E, or Class Y shares;

o Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

o  Charitable and irrevocable trust accounts.

If you purchase RiverSource fund shares through different financial institutions, and you want to include those assets toward a reduced sales charge, you must inform your financial institution in writing about the other accounts when placing your purchase order. Contact your financial institution to determine what information is required.



--------------------------------------------------------------------------------
S.4

Unless you provide your financial institution in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.

For more information on rights of accumulation, please see the SAI.

INITIAL SALES CHARGE -- LETTER OF INTENT (LOI). Generally, if you intend to invest $50,000 or more over a period of 13 months or less, you may be able to reduce the front-end sales charges for investments in Class A shares by completing and filing a LOI form. The LOI becomes effective only after the form is processed in good order by the fund. An LOI can be backdated up to a maximum of 90 days. If the LOI is backdated, you may include prior investments in Class A shares that were charged a front-end sales load toward the LOI commitment amount. If the LOI is backdated, the 13-month period begins on the date of the earliest purchase included in the LOI.

Holdings More than 90 Days Old. Purchases made more than 90 days before your LOI is processed by the fund will not be counted toward the commitment amount of the LOI and cannot be used as the starting point for the LOI. While these purchases cannot be included in an LOI, they may help you obtain a reduced sales charge on future purchases as described in "Initial Sales Charge -- Rights of Accumulation."

Notification Obligation. You must request the reduced sales charge when you buy shares. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial institution provide this information to the fund when placing your purchase order. For more details on LOIs, please contact your financial institution or see the SAI.

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:


o current or retired Board members, officers or employees of RiverSource funds or RiverSource Investments or its affiliates, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

o current or retired Ameriprise Financial Services, Inc. (Ameriprise Financial Services) financial advisors, employees of financial advisors, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

o registered representatives and other employees of financial institutions having a selling agreement with the distributor, including their spouses, domestic partners, children, parents and their spouse's or domestic partner's parents.

o portfolio managers employed by subadvisers of the RiverSource funds, including their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.



--------------------------------------------------------------------------------
                                                                             S.5

o qualified employee benefit plans offering participants daily access to RiverSource funds. Eligibility must be determined in advance. For assistance, please contact your financial institution.

o direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer of Class Y shares in a fund to Class A shares in the same fund.

o  purchases made:

   o with dividend or capital gain distributions from a fund or from the same class of another RiverSource fund;

   o through or under a wrap fee product or other investment product sponsored by a financial institution having a selling agreement with the distributor;

   o through American Express Personal Trust Services' Asset-Based pricing alternative, provided by American Express Bank, FSB.

o shareholders whose original purchase was in a Strategist fund merged into a RiverSource fund in 2000.

Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide your financial institution with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.


Because the current prospectus is available on RiverSource Investment's website free of charge, RiverSource Investments does not disclose this information separately on the website.


CLASS B AND CLASS C -- CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE

FOR CLASS B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline:

IF THE SALE IS MADE DURING THE:                  THE CDSC PERCENTAGE RATE IS:*
First year                                                     5%

Second year                                                    4%

Third year                                                     4%

Fourth year                                                    3%

Fifth year                                                     2%

Sixth year                                                     1%

Seventh or eighth year                                         0%

* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.





--------------------------------------------------------------------------------
S.6

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial institutions that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.

Purchases made prior to May 21, 2005 age on a calendar year basis. Purchases made beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 will complete its first year on Nov. 11, 2006 under daily aging.

Class B shares purchased prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased beginning May 21, 2005 will convert to Class A shares one month after the completion of the eighth year of ownership.

FOR CLASS C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a sales commission of 1% to financial institutions that sell Class C shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares.

For both Class B and Class C, if the amount you sell causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC will be based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

EXAMPLE

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.





--------------------------------------------------------------------------------
                                                                             S.7

CDSC -- WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:

o  in the event of the shareholder's death;

o  held in trust for an employee benefit plan; or

o held in IRAs or certain qualified plans, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

   o  at least 59 1/2 years old AND

   o taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

   o selling under an approved substantially equal periodic payment arrangement.

CDSC -- WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares in the event of the shareholder's death.


CLASS Y -- NO SALES CHARGE. For Class Y, there is no initial sales charge or
CDSC.

OPENING AN ACCOUNT


Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the financial institution through which you are investing in the fund may not be able to open an account for you. If the financial institution through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial institution.


Your financial institution may establish and maintain your account directly or it may establish and maintain your account with the distributor. The distributor may appoint servicing agents to accept purchase orders and to accept exchange (and sale) orders on its behalf. Accounts maintained by the distributor will be supported by the fund's transfer agent.





--------------------------------------------------------------------------------
S.8

METHODS OF PURCHASING SHARES

These methods of purchasing shares apply to Class A, Class B, and Class C shares.

THROUGH AN ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INSTITUTION
ALL REQUESTS                 The financial institution through which you buy
                             shares may have different policies not described
                             in this prospectus, including different minimum
                             investment amounts and minimum account balances.

--------------------------------------------------------------------------------

THROUGH AN ACCOUNT ESTABLISHED WITH THE DISTRIBUTOR

BY MAIL The financial institution through which you buy shares may establish an account directly with the distributor. To establish an account in this fashion, complete a RiverSource funds account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be requested by calling (888)
                             791-3380. Make your check payable to the fund. The fund does not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.

                             Mail your check and completed application to:

                             REGULAR MAIL      RIVERSOURCE INVESTMENTS (FUNDS)
                                               P.O. BOX 8041
                                               BOSTON, MA 02266-8041

                             EXPRESS MAIL      RIVERSOURCE INVESTMENTS (FUNDS)
                                               C/O BFDS
                                               30 DAN ROAD
                                               CANTON, MA 02021-2809

                             If you already have an account, include your name, account number and the name of the fund and class of shares along with your check. You can make scheduled investments in the fund by moving money from your checking account or savings account. See the Minimum Investment and Account Balance chart below for more information regarding scheduled investment plans.

--------------------------------------------------------------------------------

BY WIRE OR ACH               Fund shares purchased through the distributor
                             may be paid for by federal funds wire. Before
                             sending a wire, call (888) 791-3380 to notify the
                             distributor of the wire and to receive further
                             instructions.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                                             S.9

THROUGH AN ACCOUNT ESTABLISHED WITH THE DISTRIBUTOR (CONT.)
BY WIRE OR ACH (CONT.)       If you are establishing an account with a wire
                             purchase, you are required to send a signed
                             account application to the address above. Please
                             include the wire control number or your new
                             account number on the application.

                             Your bank or financial institution may charge additional fees for wire transactions.

--------------------------------------------------------------------------------

BY EXCHANGE                  Call (888) 791-3380 or send signed written
                             instructions to the address above.

--------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE

                          FOR ALL FUNDS AND
                          ACCOUNTS EXCEPT THOSE
                          LISTED TO THE RIGHT                            RIVERSOURCE DISCIPLINED
                          (NONQUALIFIED)         TAX QUALIFIED ACCOUNTS  SMALL CAP VALUE FUND
---------------------------------------------------------------------------------------------------
INITIAL INVESTMENT        $2,000                 $1,000                  $5,000
---------------------------------------------------------------------------------------------------
ADDITIONAL INVESTMENTS    $100                   $100                    $100
---------------------------------------------------------------------------------------------------
ACCOUNT BALANCE*          $300                   None                    $2,500


* If your fund account balance falls below the minimum account balance for any reason, including a market decline, you will be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.

---------------------------------------------------------------------------------------------------
MINIMUM INVESTMENT AND ACCOUNT BALANCE -- SCHEDULED INVESTMENT PLANS
---------------------------------------------------------------------------------------------------

                          FOR ALL FUNDS AND
                          ACCOUNTS EXCEPT THOSE
                          LISTED TO THE RIGHT                            RIVERSOURCE DISCIPLINED
                          (NONQUALIFIED)         TAX QUALIFIED ACCOUNTS  SMALL CAP VALUE FUND
---------------------------------------------------------------------------------------------------
INITIAL INVESTMENT        $100                   $100                    $5,000
---------------------------------------------------------------------------------------------------
ADDITIONAL INVESTMENTS    $100                   $50                     $100
---------------------------------------------------------------------------------------------------
ACCOUNT BALANCE**         None                   None                    $2,500
---------------------------------------------------------------------------------------------------


** If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.
--------------------------------------------------------------------------------


If approved by the distributor, these minimums may be waived for accounts that are managed by an investment professional (for example, discretionary wrap accounts) or are a part of an employer-sponsored retirement plan.


The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial institution for information regarding wire or electronic funds transfer.

--------------------------------------------------------------------------------
S.10

EXCHANGING OR SELLING SHARES


You may exchange or sell shares by having your financial institution process your transaction. If your account is maintained directly with your financial institution, you must contact that financial institution to exchange or sell shares of the fund. If your account was established with the distributor, there are a variety of methods you may use to exchange or sell shares of the fund.

WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INSTITUTION
--------------------------------------------------------------------------------
ALL REQUESTS                You can exchange or sell shares by having
                            your financial institution process your
                            transaction. The financial institution through
                            which you purchased shares may have different
                            policies not described in this prospectus,
                            including different transaction limits, exchange
                            policies and sale procedures.
--------------------------------------------------------------------------------

ACCOUNT ESTABLISHED WITH THE DISTRIBUTOR
BY MAIL                     Mail your exchange or sale request to:

                            REGULAR MAIL   RIVERSOURCE INVESTMENTS (FUNDS)
                                           P.O. BOX 8041
                                           BOSTON, MA 02266-8041

                            EXPRESS MAIL   RIVERSOURCE INVESTMENTS (FUNDS)
                                           c/o BFDS
                                           30 DAN ROAD
                                           CANTON, MA 02021-2809

                             Include in your letter:

                             o  your name

                             o  the name of the fund(s)

                             o  your account number

                             o  the class of shares to be exchanged or sold

                             o  your Social Security number or Employer
                                Identification number

                             o the dollar amount or number of shares you want to exchange or sell

                             o specific instructions regarding delivery or exchange destination

                             o  signature(s) of registered account owner(s)

                             o any special documents the transfer agent may require in order to process your order

                             Corporate, trust or partnership accounts may need to send additional documents.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                                            S.11

ACCOUNT ESTABLISHED WITH THE DISTRIBUTOR (CONT.)
--------------------------------------------------------------------------------
BY MAIL (CONT.)              Payment will be mailed to the address of record
                             and made payable to the names listed on the
                             account, unless your request specifies
                             differently and is signed by all owners.

                             A Medallion Signature Guarantee is required if:

                             o Amount is over $50,000.

                             o You want your check made payable to someone
                               other than yourself.

                             o Your address has changed within the last 30 days.

                             o You want the check mailed to an address other
                               than the address of record.

                             o You want the proceeds sent to a bank account not
                               on file.

                             o You are the beneficiary of the account
                               and the account owner is deceased (additional documents may be required).

                             A Medallion Signature Guarantee assures that a signature is genuine and not a forgery. The financial institution providing the Guarantee is financially liable for the transaction if the signature is a forgery. Eligible guarantors include commercial banks, trust companies, savings associations, and credit unions as defined by the Federal Deposit
                             Insurance Act.

                             Note: A guarantee from a notary public is not acceptable. NOTE: Any express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

--------------------------------------------------------------------------------
BY TELEPHONE                 Call (888) 791-3380. Unless you elect not to
                             have telephone exchange and sale privileges,
                             they will automatically be available to you.
                             Reasonable procedures will be used to confirm
                             authenticity of telephone exchange or sale
                             requests. Telephone privileges may be modified
                             or discontinued at any time. Telephone
                             exchange and sale privileges automatically
                             apply to all accounts except custodial,
                             corporate or qualified retirement accounts.
                             You may request that these privileges NOT
                             apply by writing to the address above.

                             Payment will be mailed to the address of record and made payable to the names listed on the account.

                             Telephone sale requests are limited to $100,000 per day.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
S.12

ACCOUNT ESTABLISHED WITH THE DISTRIBUTOR (CONT.)
--------------------------------------------------------------------------------
BY WIRE OR ACH               You can wire money from your fund account to
                             your bank account. Make sure we have your bank
                             account information on file. If we do not have
                             this information, you will need to send
                             written instructions with your bank's name and
                             a voided check or savings account deposit
                             slip.

                             Call (888) 791-3380 or send a letter of
                             instruction, with a Medallion Signature
                             Guarantee if required, to the address above.

                             A service fee may be charged against your account for each wire sent.

                             Minimum amount: $100

                             Your bank or financial institution may
                             charge additional fees for wire transactions.

--------------------------------------------------------------------------------
BY SCHEDULED                 You may elect to receive regular periodic payments
 PAYOUT PLAN                 through an automatic sale of shares. See the SAI
                             for more information.
--------------------------------------------------------------------------------

IMPORTANT: Payments sent by a bank authorization or check that are not guaranteed may take up to ten days to clear. This may cause your sale request to fail to process if the requested amount includes unguaranteed funds.

EXCHANGES


Generally, you may exchange your fund shares for shares of the same class of any other publicly offered RiverSource fund without a sales charge. Exchanges into RiverSource Tax-Exempt Money Market Fund may be made only from Class A shares. For complete information on the fund you are exchanging into, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order.

MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.

FUNDS THAT INVEST IN SECURITIES THAT TRADE INFREQUENTLY MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF INEFFICIENCIES IN THE SECURITIES MARKETS. FUNDS THAT INVEST IN SECURITIES THAT TRADE ON OVERSEAS SECURITIES MARKETS MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF CHANGES IN THE VALUES OF SECURITIES BETWEEN THE CLOSE OF OVERSEAS MARKETS AND


--------------------------------------------------------------------------------
                                                                            S.13

THE CLOSE OF U.S. MARKETS, WHICH IS GENERALLY THE TIME AT WHICH A FUND'S NAV IS CALCULATED. TO THE EXTENT THAT A FUND HAS SIGNIFICANT HOLDINGS OF SMALL CAP STOCKS OR FOREIGN SECURITIES, THE RISKS OF MARKET TIMING MAY BE GREATER FOR THE FUND THAN FOR OTHER FUNDS. SEE "PRINCIPAL INVESTMENT STRATEGIES" FOR A DISCUSSION OF THE TYPES OF SECURITIES IN WHICH YOUR FUND INVESTS.

SEE "VALUING FUND SHARES" FOR A DISCUSSION OF THE RIVERSOURCE FUNDS' POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.


THE RIVERSOURCE FUNDS' BOARDS HAVE ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING. EACH FUND SEEKS TO ENFORCE THIS POLICY THROUGH ITS SERVICE PROVIDERS AS FOLLOWS:


o The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial institution for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund seeks the assistance of financial institutions in applying similar restrictions on the sub-accounts of their participants or clients.

o If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial institution. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

o Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial institutions where market timing activity may not always be successfully detected.

Other exchange policies:

o  Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.


o  Once the fund receives your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange or sale.




--------------------------------------------------------------------------------
S.14

SELLING SHARES

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.


REPURCHASES. You can change your mind after requesting a sale and use all or part of the sale proceeds to purchase new shares in the same account, fund and class from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV, up to the amount of the sale proceeds, instead of paying a sales charge on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. In order for you to take advantage of this repurchase waiver, you must notify your financial institution within 90 days of the date your sale request was processed. Contact your financial institution for information on required documentation. The repurchase privilege may be modified or discontinued at any time and use of this option may have tax consequences.


Each fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

VALUING FUND SHARES

For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For funds or classes of shares sold without an initial sales charge, the public offering price is the NAV.

Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, contact your financial institution.

The NAV is the value of a single share of a fund. The NAV is determined by dividing the value of a fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. Securities are valued primarily on the basis of market quotations. Market quotations are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.




--------------------------------------------------------------------------------
                                                                            S.15

When reliable market quotations are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund has significant holdings of foreign securities or small cap stocks that may trade infrequently, fair valuation may be used more frequently than for other funds. The funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund's shares may change on days when shareholders will not be able to purchase or sell the fund's shares.

DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of your fund's net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Your fund's net investment income is distributed to you as dividends. Dividends may be composed of qualifying dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include non-qualifying dividends, interest income and short-term capital gains. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund, unless you request distributions in cash. The financial institution through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.



--------------------------------------------------------------------------------
S.16

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss, based on paying a sales charge, by exchanging shares within 91 days of purchase. If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

o RIVERSOURCE REAL ESTATE FUND. REITs often do not provide complete tax information until after the calendar year-end. Consequently, you may not receive your Form 1099-DIV until February. Other RiverSource funds tax statements are mailed in January.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.





--------------------------------------------------------------------------------
                                                                            S.17

GENERAL INFORMATION

AVAILABILITY AND TRANSFERABILITY OF FUND SHARES

Please consult your financial institution to determine availability of RiverSource funds. Currently, RiverSource funds may be purchased or sold through affiliated broker-dealers of RiverSource Investments and through certain unaffiliated financial institutions. If you set up an account at a financial institution that does not have, and is unable to obtain, a selling agreement with the distributor of the RiverSource funds, you will not be able to transfer RiverSource fund holdings to that account. In that event, you must either maintain your RiverSource fund holdings with your current financial institution, find another financial institution with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the fund's investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the RiverSource funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Custody Services. Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the custodian or Ameriprise Trust Company), provides custody services to all but a limited number of the RiverSource funds, for which U.S. Bank National Association provides custody services. In addition, Ameriprise Trust Company is paid for certain transaction fees and out-of-pocket expenses incurred while providing services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."


Distribution and Shareholder Services. RiverSource Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474, and Ameriprise Financial Services, 70100 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (collectively, the distributor), provide underwriting and distribution services to the RiverSource funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees for Class A, Class B and Class C shares. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor re-allows the remainder of these fees (or the full fee) to the financial institutions that sell fund shares and provide services to shareholders. Fees paid by a



--------------------------------------------------------------------------------
S.18
fund for these services are set forth under "Distribution (12b-1) fees" in the expense table under "Fees and Expenses." Separately, for Class Y shares, the fund pays fees under a non-12b-1 shareholder servicing agreement for certain shareholder services. A portion of these fees (or the full fee) may be paid to the financial institutions that provide the services. Fees paid by a fund for these services are set forth under "Other Expenses" in the expense table under "Fees and Expenses." More information on how these distribution and shareholder services fees are used is set forth under "Investment Options -- Classes of Shares" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares:
Sales Charges" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for the RiverSource funds' policy regarding directed brokerage.

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the RiverSource funds. The RiverSource funds pay the transfer agent a fee, which varies by class, as set forth in the SAI and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation pays a portion of these fees to financial institutions that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.

PAYMENTS TO FINANCIAL INSTITUTIONS


RiverSource Investments and its affiliates may make or support additional cash payments out of their own resources to financial institutions, including inter-company allocation of resources to affiliated broker-dealers such as Ameriprise Financial Services (and its licensed representatives), in connection with selling fund shares or providing services to the fund or its shareholders. These payments and inter-company allocations are in addition to any 12b-1 distribution and/or shareholder service fees or other amounts paid by the fund to the distributor under distribution or shareholder servicing plans, or paid by the fund to the transfer agent under its transfer agency agreement, which fees may be used by these entities to support shareholder account maintenance, sub-accounting, recordkeeping or other services provided directly by the financial institution. In exchange for these payments and inter-company allocations, RiverSource Investments and its affiliates may receive preferred access to registered representatives of a financial institution (for example, the ability to make presentations in branch offices or at conferences)



--------------------------------------------------------------------------------
                                                                            S.19
or preferred access to customers of the financial institution (for example, the ability to advertise or directly interact with the financial institution's customers in order to sell the fund). These arrangements are sometimes referred to as "revenue sharing payments." In some cases, these arrangements may create an incentive for a financial institution or its representatives to recommend or sell shares of a fund and may create a conflict of interest between a financial institution's financial interest and its duties to its customers. Please contact the financial institution through which you are purchasing shares of the fund for details about any payments it may receive in connection with selling fund shares or providing services to the fund. These payments and inter-company allocations are usually calculated based on a percentage of fund sales, and/or as a percentage of fund assets attributable to a particular financial institution. These payments may also be negotiated based on other criteria or factors including, but not limited to, the financial institution's affiliation with the investment manager, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships and the scope and quality of services it provides. The amount of payment or inter-company allocation may vary by financial institution and by type of sale (e.g., purchases of different share classes or purchases of the fund through a qualified plan or through a wrap program), and may be significant.

From time to time, RiverSource Investments and its affiliates may make other reimbursements or payments to financial institutions or their representatives including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial institutions and their representatives are subject.

ADDITIONAL MANAGEMENT INFORMATION

MANAGER OF MANAGERS EXEMPTION. The RiverSource funds have received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

RiverSource Investments or its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.



--------------------------------------------------------------------------------
S.20

AFFILIATED FUNDS OF FUNDS. RiverSource Investments also serves as investment manager to RiverSource funds that provide asset-allocation services to shareholders by investing in shares of other RiverSource funds (Funds of Funds). A fund may experience relatively large purchases or redemptions from the Funds of Funds. Although RiverSource Investments seeks to minimize the impact of these transactions by structuring them over a reasonable period of time or through other measures, a fund may experience increased expenses as it buys and sells securities to manage transactions for the Funds of Funds. In addition, because the Funds of Funds may own a substantial portion of a fund, a redemption by the Funds of Funds could cause a fund's expense ratio to increase as the fund's fixed costs would be spread over a smaller asset base. RiverSource Investments monitors expense levels and is committed to offering funds that are competitively priced. RiverSource Investments will report to the Board on the steps it has taken to manage any potential conflicts.


CASH RESERVES. A fund may invest its daily cash balance in RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses, and is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund only to the extent it is consistent with the fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.


FUND HOLDINGS DISCLOSURE. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.

LEGAL PROCEEDINGS. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

--------------------------------------------------------------------------------
                                                                            S.21

Services or from a limited number of other authorized financial institutions. The fund can be found under the "RiverSource" banner in most mutual fund quotations.

Additional information about the fund and its investments is available in the fund's SAI, and annual and semiannual reports to shareholders. In the fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the fund, contact RiverSource Funds or your financial institution. To make a shareholder inquiry, contact the financial institution through whom you purchased the fund.

RiverSource Funds
734 Ameriprise Financial Center
Minneapolis, MN 55474
(888) 791-3380

RiverSource Funds information available at RiverSource Investments website address: riversource.com/funds

You may review and copy information about the fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.


Investment Company Act File #811-2111

TICKER SYMBOL

Class A: ALVAX        Class B: ALVBX
Class C: --           Class I: ALCIX
Class Y: --




RIVERSOURCE [LOGO] (SM)
       INVESTMENTS


                                                            S-6246-99 G (9/06)

                    RIVERSOURCE(SM) LARGE CAP VALUE FUND


                SUPPLEMENT TO THE SEPT. 29, 2006 PROSPECTUS


This supplement describes the Fund's Class I shares. The caption headings used in this Supplement correspond to the caption headings used in the prospectus.

You may purchase Class I shares only if you are an eligible investor, as described under the caption "Buying and Selling Shares" below.

PAST PERFORMANCE


The performance table is intended to indicate some of the risks of investing in the Fund by showing changes in the Fund's performance over time. Please note that you will find performance returns for other classes of shares of the Fund, together with returns of one or more broad measures of market performance, in the performance table of the prospectus. The table is supplemented as follows:

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005)

                                                                          SINCE
                                                              1 YEAR    INCEPTION

Class I

   Return before taxes                                        +4.69%      +6.64%(a)

Russell 1000(R) Value Index
(reflects no deduction for fees, expenses or taxes)           +7.05%     +10.45%(b)

Lipper Large-Cap Value Funds Index                            +6.26%      +7.82%(b)

(a)  Inception date is March 4, 2004.

(b)  Measurement period started March 1, 2004.

Past performance for Class I for the period prior to March 4, 2004 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges, but not differences in annual Fund operating expenses. The use of blended performance (Class I performance blended with Class A performance for periods before March 4, 2004) generally results in lower performance than Class I shares would have achieved had they been offered for the entire period.


FEES AND EXPENSES

Fund investors pay various expenses. The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees. The table is supplemented as follows:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                             CLASS I

Maximum sales charge (load) imposed on purchases (as a percentage of
offering price)                                                               none
--------------------------------------------------------------------------------------
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                       none
--------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:

                                                                             CLASS I


Management fees(a)                                                            0.55%


Distribution (12b-1) fees                                                     0.00%


Other expenses(b)                                                             0.20%

Total(c)                                                                      0.75%

(a) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.05% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Large-Cap Value Funds Index. See "Fund Management and Compensation" for more information.


(b) Other expenses include an administrative services fee, a custody fee and other nonadvisory expenses.


(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed 0.94% for Class I.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table is supplemented as follows:

                                           1 YEAR   3 YEARS  5 YEARS  10 YEARS


Class I                                      $77      $240     $418     $934


BUYING AND SELLING SHARES

The description of Investment Options is supplemented as follows:

If you are an eligible investor, you may purchase Class I shares at net asset value without an initial sales charge or CDSC on redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares.

The following eligible investors may purchase Class I shares:


o Any fund distributed by RiverSource Distributors, Inc. and Ameriprise Financial Services, if the fund seeks to achieve its investment objective by investing primarily in shares of the Fund and other RiverSource funds.

o Endowments, foundations, and defined benefit plans with a minimum investment of $5 million.


In addition, the distributor, in its sole discretion, may accept investments from other purchasers not listed above.

The discussion of buying and selling shares is supplemented as follows:


You may purchase, sell or exchange Class I shares only through the distributor or an authorized financial institution. You may exchange your Class I shares only for Class I shares of another RiverSource fund.


FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund's financial performance. It is supplemented as follows:


CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended July 31,                         2006       2005     2004(b)

Net asset value, beginning of period                 $5.86     $5.36     $5.57
--------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .12       .07       .03
Net gains (losses)
(both realized and unrealized)                         .32       .72      (.24)
--------------------------------------------------------------------------------------
Total from investment operations                       .44       .79      (.21)
--------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.10)     (.06)       --
Distributions from realized gains                     (.29)     (.23)       --
--------------------------------------------------------------------------------------
Total distributions                                   (.39)     (.29)       --
--------------------------------------------------------------------------------------
Net asset value, end of period                       $5.91     $5.86     $5.36
--------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $13       $38       $16
--------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(c)                                    .75%      .86%      .93%(d),(e)
--------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                           1.85%     1.50%     1.33%(e)
--------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                       46%       57%       59%
--------------------------------------------------------------------------------------
Total return(f)                                       7.86%    14.97%    (3.77%)(g)
--------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date is March 4, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class I would have been 1.02% for the period ended July 31, 2004.

(e)  Adjusted to an annual basis.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.


                                                          S-6246-79 G (9/06)

                       STATEMENT OF ADDITIONAL INFORMATION

                                 SEPT. 29, 2006


RIVERSOURCE(SM) BOND SERIES, INC.                            RIVERSOURCE MANAGERS SERIES, INC.
    RiverSource Core Bond Fund                                   RiverSource Aggressive Growth Fund
    RiverSource Floating Rate Fund                               RiverSource Fundamental Growth Fund
    RiverSource Income Opportunities Fund                        RiverSource Fundamental Value Fund
    RiverSource Inflation Protected Securities Fund              RiverSource Select Value Fund
    RiverSource Limited Duration Bond Fund                       RiverSource Small Cap Equity Fund
RIVERSOURCE CALIFORNIA TAX-EXEMPT TRUST                          RiverSource Small Cap Value Fund
    RiverSource California Tax-Exempt Fund                       RiverSource Value Fund
RIVERSOURCE DIMENSIONS SERIES, INC.                          RIVERSOURCE MARKET ADVANTAGE SERIES, INC.
    RiverSource Disciplined Small and Mid Cap Equity Fund        RiverSource Portfolio Builder Aggressive Fund
    RiverSource Disciplined Small Cap Value Fund                 RiverSource Portfolio Builder Conservative Fund
RIVERSOURCE DIVERSIFIED INCOME SERIES, INC.                      RiverSource Portfolio Builder Moderate Aggressive Fund
    RiverSource Diversified Bond Fund                            RiverSource Portfolio Builder Moderate Conservative Fund
RIVERSOURCE EQUITY SERIES, INC.                                  RiverSource Portfolio Builder Moderate Fund
    RiverSource Mid Cap Growth Fund                              RiverSource Portfolio Builder Total Equity Fund
RIVERSOURCE GLOBAL SERIES, INC.                                  RiverSource S&P 500 Index Fund
    RiverSource Absolute Return Currency and Income Fund         RiverSource Small Company Index Fund
    RiverSource Emerging Markets Bond Fund                   RIVERSOURCE MONEY MARKET SERIES, INC.
    RiverSource Emerging Markets Fund                            RiverSource Cash Management Fund
    RiverSource Global Bond Fund                             RIVERSOURCE RETIREMENT SERIES TRUST
    RiverSource Global Equity Fund                               RiverSource Retirement Plus(SM) 2010 Fund
    RiverSource Global Technology Fund                           RiverSource Retirement Plus 2015 Fund
RIVERSOURCE GOVERNMENT INCOME SERIES, INC.                       RiverSource Retirement Plus 2020 Fund
    RiverSource Short Duration U.S. Government Fund              RiverSource Retirement Plus 2025 Fund
    RiverSource U.S. Government Mortgage Fund                    RiverSource Retirement Plus 2030 Fund
RIVERSOURCE HIGH YIELD INCOME SERIES, INC.                       RiverSource Retirement Plus 2035 Fund
    RiverSource High Yield Bond Fund                             RiverSource Retirement Plus 2040 Fund
RIVERSOURCE INCOME SERIES, INC.                                  RiverSource Retirement Plus 2045 Fund
    RiverSource Income Builder Basic Income Fund             RIVERSOURCE SECTOR SERIES, INC.
    RiverSource Income Builder Enhanced Income Fund              RiverSource Dividend Opportunity Fund
    RiverSource Income Builder Moderate Income Fund              RiverSource Real Estate Fund
RIVERSOURCE INTERNATIONAL MANAGERS SERIES, INC.              RIVERSOURCE SELECTED SERIES, INC.
    RiverSource International Aggressive Fund Growth Fund        RiverSource Precious Metals Fund
    RiverSource International Equity Fund                    RIVERSOURCE SPECIAL TAX-EXEMPT SERIES TRUST
    RiverSource International Select Value Fund                  RiverSource Massachusetts Tax-Exempt Fund
    RiverSource International Small Cap Fund                     RiverSource Michigan Tax-Exempt Fund
RIVERSOURCE INTERNATIONAL SERIES, INC.                           RiverSource Minnesota Tax-Exempt Fund
    RiverSource Disciplined International Equity Fund            RiverSource New York Tax-Exempt Fund
    RiverSource European Equity Fund                             RiverSource Ohio Tax-Exempt Fund
    RiverSource International Opportunity Fund               RIVERSOURCE STRATEGIC ALLOCATION SERIES, INC.
RIVERSOURCE INVESTMENT SERIES, INC.                              RiverSource Strategic Allocation Fund
    RiverSource Balanced Fund                                RIVERSOURCE STRATEGY SERIES, INC.
    RiverSource Diversified Equity Income Fund                   RiverSource Equity Value Fund
    RiverSource Mid Cap Value Fund                               RiverSource Small Cap Advantage Fund
RIVERSOURCE LARGE CAP SERIES, INC.                               RiverSource Small Cap Growth Fund
    RiverSource Disciplined Equity Fund                      RIVERSOURCE TAX-EXEMPT INCOME SERIES, INC.
    RiverSource Growth Fund                                      RiverSource Tax-Exempt High Income Fund
    RiverSource Large Cap Equity Fund                        RIVERSOURCE TAX-EXEMPT MONEY MARKET SERIES, INC.
    RiverSource Large Cap Value Fund                             RiverSource Tax-Exempt Money Market Fund
                                                             RIVERSOURCE TAX-EXEMPT SERIES, INC.
                                                                 RiverSource Intermediate Tax-Exempt Fund
                                                                 RiverSource Tax-Exempt Bond Fund

This is the Statement of Additional Information (SAI) for each of the funds listed on the previous page. This SAI is not a prospectus. It should be read together with the appropriate current fund prospectus, the date of which can be found in Table 1 of this SAI.


Each fund's financial statements for its most recent fiscal period are contained in the fund's Annual or Semiannual Report to shareholders. The Independent Registered Public Accounting Firm's Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities and any applicable Schedule of Affiliated Funds, contained in the Annual Report, are incorporated in this SAI by reference. No other portion of the Annual Report is incorporated by reference. For a free copy of a fund prospectus, annual or semiannual report, contact your financial institution or write to RiverSource Funds, 734 Ameriprise Financial Center, Minneapolis, MN 55474, call (888) 791-3380 or visit riversource.com/funds.


Each fund is governed by a Board of Directors/Trustees ("Board") that meets regularly to review a wide variety of matters affecting the funds. Detailed information about fund governance, the funds' investment manager, RiverSource Investments, LLC (the "investment manager" or "RiverSource Investments"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), and other aspects of fund management can be found by referencing the Table of Contents below.

TABLE OF CONTENTS

Fundamental and Nonfundamental Investment Policies...............................p. 6
Investment Strategies and Types of Investments .................................p. 16
Information Regarding Risks and Investment Strategies ..........................p. 18
Securities Transactions ........................................................p. 44
Brokerage Commissions Paid to Brokers Affiliated with the Investment Manager ...p. 57
Valuing Fund Shares ............................................................p. 61

Portfolio Holdings Disclosure ..................................................p. 70

Proxy Voting ...................................................................p. 71

Investing in a Fund ............................................................p. 73
Selling Shares .................................................................p. 77
Pay-out Plans ..................................................................p. 78
Capital Loss Carryover..........................................................p. 79
Taxes ..........................................................................p. 83
Agreements......................................................................p. 87

Organizational Information ....................................................p. 158
Board Members and Officers ....................................................p. 162
Control Persons and Principal Holders of Securities............................p. 173

Independent Registered Public Accounting Firm..................................p. 185
Appendix A: Description of Ratings.............................................p. 186
Appendix B: State Risk Factors.................................................p. 192
Appendix C: Additional Information about the S&P 500 Index.....................p. 193




Statement of Additional Information - Sept. 29, 2006                    Page 2

LIST OF TABLES

1.   Fund Fiscal Year Ends, Prospectus Date and Investment Categories........4
2.   Fundamental Policies....................................................6
3.   Nonfundamental Policies................................................10
4.   Investment Strategies and Types of Investments.........................16
5.   Total Brokerage Commissions............................................46
6.   Brokerage Directed for Research and Turnover Rates.....................48
7.   Securities of Regular Brokers or Dealers...............................51
8.   Brokerage Commissions Paid to Investment Manager or Affiliates.........58
9.   Valuing Fund Shares....................................................61

10.  Class A Sales Charge...................................................73
11.  Public Offering Price..................................................74
12.  Capital Loss Carryover.................................................79
13.  Corporate Deduction and Qualified Dividend Income......................84
14.  Investment Management Services Agreement Fee Schedule..................87
15.  Lipper Indexes.........................................................95
16.  Performance Incentive Adjustment Calculation...........................96
17.  Management Fees and Nonadvisory Expenses...............................97

18.  Subadvisers and Subadvisory Agreement Fee Schedules...................102
19.  Subadvisory Fees......................................................105
20.  Portfolio Managers....................................................107
21.  Administrative Services Agreement Fee Schedule........................146
22.  Administrative Fees...................................................148
23.  Sales Charges Paid to Distributor.....................................152
24.  12b-1 Fees............................................................155
25.  Fund History Table for RiverSource Funds..............................158
26.  Board Members.........................................................162
27.  Fund Officers.........................................................163
28.  Committee Meetings....................................................164
29.  Board Member Holdings - All Funds.....................................165
30.  Board Member Holdings - Individual Funds..............................165
31.  Board Member Compensation - All Funds.................................168
32.  Board Member Compensation - Individual Funds..........................169
33.  Control Persons and Principal Holders of Securities...................173



Statement of Additional Information - Sept. 29, 2006                    Page 3

                   TABLE 1. FUND FISCAL YEAR ENDS, PROSPECTUS DATE AND INVESTMENT CATEGORIES

---------------------------------------------------------------------------------------------------------------
                FUND                      FISCAL YEAR END     PROSPECTUS DATE      FUND INVESTMENT CATEGORY<F*>
---------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income<F**>  October 31         June 2, 2006        Taxable fixed income
---------------------------------------------------------------------------------------------------------------
Aggressive Growth                         May 31             July 28, 2006       Equity
---------------------------------------------------------------------------------------------------------------
Balanced                                  September 30       Nov. 29, 2005       Balanced
---------------------------------------------------------------------------------------------------------------
California Tax-Exempt                     August 31          Oct. 3, 2005        State tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------

Cash Management                           July 31            Sept. 29, 2006      Taxable money market
---------------------------------------------------------------------------------------------------------------
Core Bond                                 July 31            Sept. 29, 2006      Taxable fixed income
---------------------------------------------------------------------------------------------------------------
Disciplined Equity                        July 31            Sept. 29, 2006      Equity

---------------------------------------------------------------------------------------------------------------
Disciplined International Equity<F**>     October 31         April 24, 2006      Equity
---------------------------------------------------------------------------------------------------------------

Disciplined Small and Mid Cap Equity      July 31            Sept. 29, 2006      Equity
---------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value               July 31            Sept. 29, 2006      Equity

---------------------------------------------------------------------------------------------------------------
Diversified Bond                          August 31          Oct. 28, 2005       Taxable fixed income
---------------------------------------------------------------------------------------------------------------
Diversified Equity Income                 September 30       Nov. 29, 2005       Equity
---------------------------------------------------------------------------------------------------------------
Dividend Opportunity                      June 30            Aug. 29, 2006       Equity
---------------------------------------------------------------------------------------------------------------
Emerging Markets                          October 31         Dec. 30, 2005       Equity
---------------------------------------------------------------------------------------------------------------
Emerging Markets Bond<F**>                October 31         July 28, 2006       Taxable fixed income
---------------------------------------------------------------------------------------------------------------
Equity Value                              March 31           May 30, 2006        Equity
---------------------------------------------------------------------------------------------------------------
European Equity                           October 31         Dec. 30, 2005       Equity
---------------------------------------------------------------------------------------------------------------

Floating Rate                             July 31            Sept. 29, 2006      Taxable fixed income

---------------------------------------------------------------------------------------------------------------
Fundamental Growth                        May 31             July 28, 2006       Equity
---------------------------------------------------------------------------------------------------------------
Fundamental Value                         May 31             July 28, 2006       Equity
---------------------------------------------------------------------------------------------------------------
Global Bond                               October 31         Dec. 30, 2005       Taxable fixed income
---------------------------------------------------------------------------------------------------------------
Global Equity                             October 31         Dec. 30, 2005       Equity
---------------------------------------------------------------------------------------------------------------
Global Technology                         October 31         Dec. 30, 2005       Equity
---------------------------------------------------------------------------------------------------------------

Growth                                    July 31            Sept. 29, 2006      Equity

---------------------------------------------------------------------------------------------------------------
High Yield Bond                           May 31             July 28, 2006       Taxable fixed income
---------------------------------------------------------------------------------------------------------------
Income Builder Basic Income               May 31             July 28, 2006       Funds-of-funds - fixed income
---------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income            May 31             July 28, 2006       Funds-of-funds - fixed income
---------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income            May 31             July 28, 2006       Funds-of-funds - fixed income
---------------------------------------------------------------------------------------------------------------

Income Opportunities                      July 31            Sept. 29, 2006      Taxable fixed income
---------------------------------------------------------------------------------------------------------------
Inflation Protected Securities            July 31            Sept. 29, 2006      Taxable fixed income

---------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                   November 30        Jan. 27, 2006       Tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------
International Aggressive Growth           October 31         Dec. 30, 2005       Equity
---------------------------------------------------------------------------------------------------------------
International Equity                      October 31         Dec. 30, 2005       Equity
---------------------------------------------------------------------------------------------------------------
International Opportunity                 October 31         Dec. 30, 2005       Equity
---------------------------------------------------------------------------------------------------------------
International Select Value                October 31         Dec. 30, 2005       Equity
---------------------------------------------------------------------------------------------------------------
International Small Cap                   October 31         Dec. 30, 2005       Equity
---------------------------------------------------------------------------------------------------------------

Large Cap Equity                          July 31            Sept. 29, 2006      Equity
---------------------------------------------------------------------------------------------------------------
Large Cap Value                           July 31            Sept. 29, 2006      Equity
---------------------------------------------------------------------------------------------------------------
Limited Duration Bond                     July 31            Sept. 29, 2006      Taxable fixed income

---------------------------------------------------------------------------------------------------------------
Massachusetts Tax-Exempt                  August 31          Oct. 3, 2005        State tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt                       August 31          Oct. 3, 2005        State tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------
Mid Cap Growth                            November 30        Jan. 27, 2006       Equity
---------------------------------------------------------------------------------------------------------------
Mid Cap Value                             September 30       Nov. 29, 2005       Equity
---------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                      August 31          Oct. 3, 2005        State tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                    Page 4

---------------------------------------------------------------------------------------------------------------
                FUND                      FISCAL YEAR END     PROSPECTUS DATE      FUND INVESTMENT CATEGORY<F*>
---------------------------------------------------------------------------------------------------------------
New York Tax-Exempt                       August 31          Oct. 3, 2005        State tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt                           August 31          Oct. 3, 2005        State tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive              January 31         March 31, 2006      Funds-of-funds - equity
---------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative            January 31         March 31, 2006      Funds-of-funds - fixed income
---------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                January 31         March 31, 2006      Funds-of-funds - equity
---------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive     January 31         March 31, 2006      Funds-of-funds - equity
---------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative   January 31         March 31, 2006      Funds-of-funds - fixed income
---------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity            January 31         March 31, 2006      Funds-of-funds - equity
---------------------------------------------------------------------------------------------------------------
Precious Metals                           March 31           May 30, 2006        Equity
---------------------------------------------------------------------------------------------------------------
Real Estate                               June 30            Aug. 29, 2006       Equity
---------------------------------------------------------------------------------------------------------------
Retirement Plus 2010<F**>                 April 30           April 26, 2006      Funds-of-funds - equity
---------------------------------------------------------------------------------------------------------------
Retirement Plus 2015<F**>                 April 30           April 26, 2006      Funds-of-funds - equity
---------------------------------------------------------------------------------------------------------------
Retirement Plus 2020<F**>                 April 30           April 26, 2006      Funds-of-funds - equity
---------------------------------------------------------------------------------------------------------------
Retirement Plus 2025<F**>                 April 30           April 26, 2006      Funds-of-funds - equity
---------------------------------------------------------------------------------------------------------------
Retirement Plus 2030<F**>                 April 30           April 26, 2006      Funds-of-funds - equity
---------------------------------------------------------------------------------------------------------------
Retirement Plus 2035<F**>                 April 30           April 26, 2006      Funds-of-funds - equity
---------------------------------------------------------------------------------------------------------------
Retirement Plus 2040<F**>                 April 30           April 26, 2006      Funds-of-funds - equity
---------------------------------------------------------------------------------------------------------------
Retirement Plus 2045<F**>                 April 30           April 26, 2006      Funds-of-funds - equity
---------------------------------------------------------------------------------------------------------------
S&P 500 Index                             January 31         March 31, 2006      Equity
---------------------------------------------------------------------------------------------------------------
Select Value                              May 31             July 28, 2006       Equity
---------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government            May 31             July 28, 2006       Taxable fixed income
---------------------------------------------------------------------------------------------------------------
Small Cap Advantage                       March 31           May 30, 2006        Equity
---------------------------------------------------------------------------------------------------------------
Small Cap Equity                          May 31             July 28, 2006       Equity
---------------------------------------------------------------------------------------------------------------
Small Cap Growth                          March 31           May 30, 2006        Equity
---------------------------------------------------------------------------------------------------------------
Small Cap Value                           May 31             July 28, 2006       Equity
---------------------------------------------------------------------------------------------------------------
Small Company Index                       January 31         March 31, 2006      Equity
---------------------------------------------------------------------------------------------------------------
Strategic Allocation                      September 30       Nov. 29, 2005       Balanced
---------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                           November 30        Jan. 27, 2006       Tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                    November 30        Jan. 27, 2006       Tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                   December 31        March 1, 2006       Tax-exempt money market
---------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                  May 31             July 28, 2006       Taxable fixed income
---------------------------------------------------------------------------------------------------------------
Value                                     May 31             July 28, 2006       Equity
---------------------------------------------------------------------------------------------------------------

 <F*>    The taxable fixed income fund investment category includes Absolute
         Return Currency and Income Fund, which is an alternative investment strategy.

<F**>    As of the date of this SAI, the fund has not passed its first fiscal year end, and therefore has no reporting information.

FUNDS-OF-FUNDS

Funds-of-funds invest in a combination of underlying funds. These underlying funds have their own investment policies that may be more or less restrictive than the policies of the funds-of-funds. The policies of the underlying funds may permit funds-of-funds to engage in investment strategies indirectly that would otherwise be prohibited under the investment restrictions of the funds-of-funds.



Statement of Additional Information - Sept. 29, 2006                    Page 5

FUNDAMENTAL AND NONFUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies adopted by a fund cannot be changed without the approval of a majority of the outstanding voting securities of the fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act). Nonfundamental investment policies may be changed by the Board at any time.

Notwithstanding any of a fund's other investment policies, each fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the fund for the purpose of having those assets managed as part of a combined pool.

FUNDAMENTAL POLICIES

Fundamental policies are policies that can be changed only with shareholder approval.

FOR EACH FUND: The fund will not:

      o Act as an underwriter (sell securities for others). However, under the securities laws, the fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

      o Lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1/3% of the fund's total assets except this fundamental investment policy shall not prohibit the fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements. For funds-of-funds - equity, under current Board policy, the fund has no current intention to lend to a material extent.

      o Borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings. For funds-of-funds - equity, under current Board policy, the fund has no current intention to borrow to a material extent.

ADDITIONALLY FOR CASH MANAGEMENT THE FUND WILL NOT:

      o Buy on margin or sell short or deal in options to buy or sell securities.

      o Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.

ADDITIONALLY FOR TAX-EXEMPT MONEY MARKET THE FUND WILL NOT:

      o     Buy on margin or sell short.

In addition to the policies described above and any fundamental policy described in the prospectus, the chart below shows fund-specific policies that may be changed only with shareholder approval. The chart indicates whether or not the fund has a policy on a particular topic. A shaded box indicates that the fund does not have a policy on a particular topic. The specific policy is stated in the paragraphs that follow the table.

                          TABLE 2. FUNDAMENTAL POLICIES

The fund will not:

------------------------------------------------------------------------------------------------------------------------------------
                                A            B             C               D                 E                F               G
                           BUY OR SELL  BUY OR SELL  ISSUE SENIOR    BUY MORE THAN   INVEST MORE THAN   CONCENTRATE IN   INVEST LESS
        FUND               REAL ESTATE  COMMODITIES   SECURITIES   10% OF AN ISSUER   5% IN AN ISSUER  ANY ONE INDUSTRY    THAN 80%
------------------------------------------------------------------------------------------------------------------------------------
Absolute Return                A1           B1            C1                                                  F7
Currency and Income
------------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth              A1           B1            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Balanced                       A1           B1                            D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt          A1           B1                                                                               G1
------------------------------------------------------------------------------------------------------------------------------------
Cash Management                A3           A3                            D1                E1
------------------------------------------------------------------------------------------------------------------------------------
Core Bond                      A1           B1            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Equity             A1           B1            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                    Page 6

------------------------------------------------------------------------------------------------------------------------------------
                                A            B             C               D                 E                F               G
                           BUY OR SELL  BUY OR SELL  ISSUE SENIOR    BUY MORE THAN   INVEST MORE THAN   CONCENTRATE IN   INVEST LESS
        FUND               REAL ESTATE  COMMODITIES   SECURITIES   10% OF AN ISSUER   5% IN AN ISSUER  ANY ONE INDUSTRY    THAN 80%
------------------------------------------------------------------------------------------------------------------------------------
Disciplined                    A1           B4            C1              D1                E1                F1
International Equity
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Small and          A1           B4            C1              D1                E1                F1
Mid Cap Equity
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap
Value                          A1           B4            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Diversified Bond               A1           B1                            D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income      A1           B1                            D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity           A1           B1                            D1                E1
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets               A1           B1            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond          A1           B4            C1                                                  F5
------------------------------------------------------------------------------------------------------------------------------------
Equity Value                   A1           B1            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
European Equity                A1           B1            C1                                                  F1
------------------------------------------------------------------------------------------------------------------------------------
Floating Rate                  A1           B4            C1              D1                E1                F6
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Growth             A1           B1            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Value              A1           B3            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Global Bond                    A1           B1            C1              D1                                  F1
------------------------------------------------------------------------------------------------------------------------------------
Global Equity                  A1           B1            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Global Technology              A1           B1            C1
------------------------------------------------------------------------------------------------------------------------------------
Growth                         A1           B1                            D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                A1           B1            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Income Builder                 A1           B4            C1                                                  F2
Basic Income<F*>
------------------------------------------------------------------------------------------------------------------------------------
Income Builder                 A1           B4            C1                                                  F2
Enhanced Income<F*>
------------------------------------------------------------------------------------------------------------------------------------
Income Builder                 A1           B4            C1                                                  F2
Moderate Income<F*>
------------------------------------------------------------------------------------------------------------------------------------
Income Opportunities           A1           B1            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Inflation Protected            A1           B1            C1                                                  F1
Securities
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt        A1           B1                            D1                E1                               G3<Fi>
------------------------------------------------------------------------------------------------------------------------------------
International                  A1           B3            C1              D1                E1                F1
Aggressive Growth
------------------------------------------------------------------------------------------------------------------------------------
International Equity           A1           B3            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
International Opportunity      A1           B1            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
International Select
Value                          A1           B3            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
International Small Cap        A1           B3            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity               A1           B1            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                A1           B3            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond          A1           B1            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts Tax-Exempt       A1           B1                                                                               G1
------------------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt            A1           B1                                                                               G1
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                 A1           B1                            D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                  A1           B1            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt           A1           B1                                                                               G1
------------------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt            A1           B1                                                                               G1
------------------------------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt                A1           B1                                                                               G1
------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                    Page 7

------------------------------------------------------------------------------------------------------------------------------------
                                A            B             C               D                 E                F               G
                           BUY OR SELL  BUY OR SELL  ISSUE SENIOR    BUY MORE THAN   INVEST MORE THAN   CONCENTRATE IN   INVEST LESS
        FUND               REAL ESTATE  COMMODITIES   SECURITIES   10% OF AN ISSUER   5% IN AN ISSUER  ANY ONE INDUSTRY    THAN 80%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder              A1           B1            C1                                                  F2
Aggressive<F*>
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder              A1           B1            C1                                                  F2
Conservative<F*>
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder              A1           B1            C1                                                  F2
Moderate<F*>
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder              A1           B1            C1                                                  F2
Moderate Aggressive<F*>
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder              A1           B1            C1                                                  F2
Moderate Conservative<F*>
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder              A1           B1            C1                                                  F2
Total Equity<F*>
------------------------------------------------------------------------------------------------------------------------------------
Precious Metals                A1           B1<Fii>       C1                                                  F3
------------------------------------------------------------------------------------------------------------------------------------
Real Estate                    A1           B1            C1
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010<F*>       A1           B4            C1                                                  F2
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015<F*>       A1           B4            C1                                                  F2
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020<F*>       A1           B4            C1                                                  F2
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025<F*>       A1           B4            C1                                                  F2
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030<F*>       A1           B4            C1                                                  F2
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035<F*>       A1           B4            C1                                                  F2
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040<F*>       A1           B4            C1                                                  F2
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045<F*>       A1           B4            C1                                                  F2
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                  A1           B1            C1                                                  F4
------------------------------------------------------------------------------------------------------------------------------------
Select Value                   A1           B3            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Short Duration                 A1           B1            C1              D1                E1                F1
U.S. Government
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage            A1           B1            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity               A1           B3            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth               A1           B1            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value                A1           B3            C1                                                  F1
------------------------------------------------------------------------------------------------------------------------------------
Small Company Index            A1           B1                            D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Strategic Allocation           A1           B1            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                A1           B1                            D1                E1                              G3<Fiii>
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income         A1           B1                            D1                E1                              G2
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market        A2           B2                            D1                E1                              G3
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage       A1           B1            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Value                          A1           B3            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------

  <F*> The fund invests in a combination of underlying funds. These underlying funds have adopted their own investment policies that may be more or less restrictive than those of the fund. The policies of the underlying funds may permit a fund to engage in investment strategies indirectly that would otherwise be prohibited under the fund's investment restrictions.

  <Fi> For purposes of this policy, the fund will not include any investments subject to the alternative minimum tax.

 <Fii> Additionally, the fund may purchase gold, silver, or other precious metals, strategic metals or other metals occurring naturally with such metals.

<Fiii> The fund does not intend to purchase bonds or other debt securities the interest from which is subject to the alternative minimum tax.



Statement of Additional Information - Sept. 29, 2006                    Page 8

A. BUY OR SELL REAL ESTATE

      A1 - The fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

      A2 - The fund will not invest in real estate, but the fund can invest in municipal bonds and notes secured by real estate or interest therein. For purposes of this policy, real estate includes real estate limited partnerships.

      A3 - The fund will not buy or sell real estate, commodities or commodity contracts. For purposes of this policy, real estate includes real estate limited partnerships.

B. BUY OR SELL PHYSICAL COMMODITIES

      B1 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

      B2 -  The fund will not invest in commodities or commodity contracts.

      B3 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

      B4 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from entering into forward currency contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

C. ISSUE SENIOR SECURITIES

      C1 - The fund will not issue senior securities, except as permitted under the 1940 Act.

D. BUY MORE THAN 10% OF AN ISSUER

      D1 - The fund will not purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the fund's assets may be invested without regard to this 10% limitation.

E. INVEST MORE THAN 5% IN AN ISSUER

      E1 - The fund will not invest more than 5% of its total assets in securities of any company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or other investment companies, and except that up to 25% of the fund's total assets may be invested without regard to this 5% limitation.

F. CONCENTRATE

      F1 - The fund will not concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

      F2 - The fund will not concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry. The fund itself does not intend to concentrate, however the aggregation of holdings of the underlying funds may result in the fund indirectly investing more than 25% of its assets in a particular industry. The fund does not control the investments of the underlying funds and any indirect concentration will occur only as a result of the fund following its investment objectives by investing in the underlying funds.

      F3 - The fund will not invest less than 25% of its total assets in the precious metals industry, based on current market value at the time of purchase, unless market conditions temporarily require a defensive investment strategy.



Statement of Additional Information - Sept. 29, 2006                    Page 9

      F4 - The fund will not concentrate in any one industry unless that industry represents more than 25% of the index tracked by the fund. For all other industries, in accordance with the current interpretation by the SEC, this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

      F5 - While the fund may invest 25% or more of its total assets in the securities of foreign governmental and corporate entities located in the same country, it will not invest 25% or more of its total assets in any single foreign governmental issuer.

      F6 - The fund will not concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry. For purposes of this restriction, loans will be considered investments in the industry of the underlying borrower, rather than that of the seller of the loan.

      F7 - Concentrate in any one industry, provided however, that this restriction shall not apply to securities or obligations issued or guaranteed by the U.S. Government, banks or bank holding companies or finance companies. For all other industries, this means that up to 25% of the fund's total assets, based on current market value at the time of purchase, can be invested in any one industry.

G. INVEST LESS THAN 80%

      G1 - The fund will not under normal market conditions, invest less than 80% of its net assets in municipal obligations that are generally exempt from federal income tax as well as respective state and local income tax.

      G2 - The fund will not under normal market conditions, invest less than 80% of its net assets in bonds and notes issued by or on behalf of state and local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax and is not subject to the alternative minimum tax.

      G3 - The fund will not under normal market conditions, invest less than 80% of its net assets in bonds and other debt securities issued by or on behalf of state or local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax.

NONFUNDAMENTAL POLICIES

Nonfundamental policies are policies that can be changed by the Board without shareholder approval. The chart below shows nonfundamental policies that are in addition to those described in the prospectus. The chart indicates whether or not the fund has a policy on a particular topic. The specific policy is stated in the paragraphs that follow the table.

                        TABLE 3. NONFUNDAMENTAL POLICIES

   The following are guidelines that may be changed by the Board at any time:

-------------------------------------------------------------------------------------------------------------------------------
                                            A             B               C               D             E              F
                                         DEPOSIT       ILLIQUID                        MARGIN,        MONEY       INVESTING TO
                                            ON       SECURITIES;      INVESTMENT       SELLING        MARKET       CONTROL OR
                 FUND                    FUTURES       BULLION        COMPANIES         SHORT       SECURITIES       MANAGE
-------------------------------------------------------------------------------------------------------------------------------
Absolute Return                            A1            B2               C2                                           F1
Currency and Income
-------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                          A1            B2               C1             D6             E1             F1
-------------------------------------------------------------------------------------------------------------------------------
Balanced                                   A1            B2               C1             D3             E1             F1
-------------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                      A1            B4                              D5
-------------------------------------------------------------------------------------------------------------------------------
Cash Management                                          B1               C1             See
                                                                                       Table 2
-------------------------------------------------------------------------------------------------------------------------------
Core Bond                                  A1            B2               C1             D3             E1             F1
-------------------------------------------------------------------------------------------------------------------------------
Disciplined Equity                         A1            B2               C1             D6             E1             F1
-------------------------------------------------------------------------------------------------------------------------------
Disciplined                                A1            B2               C2             D8             E1             F1
International Equity
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                              G           H                I              J              K             L
                                                                          TAX-                        INVEST
                                           FOREIGN       DEBT            EXEMPT         EQUITY         WHILE       DIVERSIFI-
                 FUND                    SECURITIES   SECURITIES       SECURITIES     SECURITIES     BORROWING       CATION
-------------------------------------------------------------------------------------------------------------------------------
Absolute Return                                                                                         K1
Currency and Income
-------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                          G1-15%          H9
-------------------------------------------------------------------------------------------------------------------------------
Balanced                                   G1-25%
-------------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                                     H16           I1,I4,I6
-------------------------------------------------------------------------------------------------------------------------------
Cash Management                                           H15

-------------------------------------------------------------------------------------------------------------------------------
Core Bond                                  G1-15%
-------------------------------------------------------------------------------------------------------------------------------
Disciplined Equity                         G1-20%          H6
-------------------------------------------------------------------------------------------------------------------------------
Disciplined                                G1-100%                                                      K1
International Equity
-------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                   Page 10

-------------------------------------------------------------------------------------------------------------------------------
                                            A             B               C               D             E              F
                                         DEPOSIT       ILLIQUID                        MARGIN,        MONEY       INVESTING TO
                                            ON       SECURITIES;      INVESTMENT       SELLING        MARKET       CONTROL OR
                 FUND                    FUTURES       BULLION        COMPANIES         SHORT       SECURITIES       MANAGE
-------------------------------------------------------------------------------------------------------------------------------
Disciplined Small and                      A1            B2               C2             D8             E1             F1
Mid Cap Equity
-------------------------------------------------------------------------------------------------------------------------------
Disciplined Small                          A1            B2               C2             D1             E1             F1
Cap Value
-------------------------------------------------------------------------------------------------------------------------------
Diversified Bond                           A1            B2               C1             D6             E1             F1
-------------------------------------------------------------------------------------------------------------------------------
Diversified                                A1            B2               C1             D3             E1             F1
Equity Income
-------------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                       A1            B2               C1             D3             E1             F1
-------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                           A1            B2               C1             D1             E1             F1
-------------------------------------------------------------------------------------------------------------------------------
Emerging                                   A1            B2               C2             D1             E1             F1
Markets Bond
-------------------------------------------------------------------------------------------------------------------------------
Equity Value                               A1            B2               C1             D3             E1             F1
-------------------------------------------------------------------------------------------------------------------------------
European Equity                            A1            B2                              D6
-------------------------------------------------------------------------------------------------------------------------------
Floating Rate                              A1            B2               C2             D1             E1             F1
-------------------------------------------------------------------------------------------------------------------------------
Fundamental Growth                         A1            B2               C1             D6             E1             F1
-------------------------------------------------------------------------------------------------------------------------------
Fundamental Value                          A1            B2               C1             D1             E1
-------------------------------------------------------------------------------------------------------------------------------
Global Bond                                A1            B2               C1             D1             E1             F1
-------------------------------------------------------------------------------------------------------------------------------
Global Equity                              A1            B2               C1             D1             E1             F1
-------------------------------------------------------------------------------------------------------------------------------
Global Technology                          A1            B2               C1             D1             E1             F1
-------------------------------------------------------------------------------------------------------------------------------
Growth                                     A1            B2               C1             D6             E1             F1
-------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                            A1            B2               C1             D5             E1             F1
-------------------------------------------------------------------------------------------------------------------------------
Income Builder                             A1            B2                              D1             E1             F1
Basic Income<F*>
-------------------------------------------------------------------------------------------------------------------------------
Income Builder                             A1            B2                              D1             E1             F1
Enhanced Income<F*>
-------------------------------------------------------------------------------------------------------------------------------
Income Builder                             A1            B2                              D1             E1             F1
Moderate Income<F*>
-------------------------------------------------------------------------------------------------------------------------------
Income Opportunities                       A1            B2               C1             D3             E1             F1
-------------------------------------------------------------------------------------------------------------------------------
Inflation Protected                        A1            B2               C1             D3
Securities
-------------------------------------------------------------------------------------------------------------------------------
Intermediate                               A1            B4               J2             D2
Tax-Exempt
-------------------------------------------------------------------------------------------------------------------------------
International                              A1            B2               C1             D1             E1
Aggressive Growth
-------------------------------------------------------------------------------------------------------------------------------
International Equity                       A1            B2               C1             D1             E1
-------------------------------------------------------------------------------------------------------------------------------
International                              A1            B2               C1             D1             E1             F1
Opportunity
-------------------------------------------------------------------------------------------------------------------------------
International                              A1            B2               C1             D1             E1
Select Value
-------------------------------------------------------------------------------------------------------------------------------
International                              A1            B2               C1             D1             E1
Small Cap
-------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                           A1            B2               C1             D6             E1             F1
-------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                            A1            B2               C1             D1             E1             F1
-------------------------------------------------------------------------------------------------------------------------------
Limited                                    A1            B2               C1             D3             E1             F1
Duration Bond
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                             G              H              I              J              K             L
                                                                          TAX-                        INVEST
                                          FOREIGN          DEBT          EXEMPT         EQUITY         WHILE       DIVERSIFI-
                 FUND                   SECURITIES      SECURITIES     SECURITIES     SECURITIES     BORROWING       CATION
-------------------------------------------------------------------------------------------------------------------------------
Disciplined Small and                      G1-20%           H6                                          K1
Mid Cap Equity
-------------------------------------------------------------------------------------------------------------------------------
Disciplined Small                          G1-20%           H6                                          K1
Cap Value
-------------------------------------------------------------------------------------------------------------------------------
Diversified Bond                           G1-15%
-------------------------------------------------------------------------------------------------------------------------------
Diversified                                G1-25%          H11
Equity Income
-------------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                       G1-25%           H4
-------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                           G1-100%        H1, H7
-------------------------------------------------------------------------------------------------------------------------------
Emerging                                   G1-100%                                                      K1
Markets Bond
-------------------------------------------------------------------------------------------------------------------------------
Equity Value                               G1-25%        H12, H14
-------------------------------------------------------------------------------------------------------------------------------
European Equity                            G1-100%                                                                     L1, L2
-------------------------------------------------------------------------------------------------------------------------------
Floating Rate                              G1-20%                                                       K1
-------------------------------------------------------------------------------------------------------------------------------
Fundamental Growth                         G1-15%           H7
-------------------------------------------------------------------------------------------------------------------------------
Fundamental Value                                                                                       K1
-------------------------------------------------------------------------------------------------------------------------------
Global Bond                                G1-100%         H14
-------------------------------------------------------------------------------------------------------------------------------
Global Equity                              G1-100%        H1, H6
-------------------------------------------------------------------------------------------------------------------------------
Global Technology                          G1-100%        H1, H6
-------------------------------------------------------------------------------------------------------------------------------
Growth                                     G1-25%           H4
-------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                            G1-25%                                        J1
-------------------------------------------------------------------------------------------------------------------------------
Income Builder                                                                                          K1
Basic Income<F*>
-------------------------------------------------------------------------------------------------------------------------------
Income Builder                                                                                          K1
Enhanced Income<F*>
-------------------------------------------------------------------------------------------------------------------------------
Income Builder                                                                                          K1
Moderate Income<F*>
-------------------------------------------------------------------------------------------------------------------------------
Income Opportunities                       G1-25%
-------------------------------------------------------------------------------------------------------------------------------
Inflation Protected                        G1-15%
Securities
-------------------------------------------------------------------------------------------------------------------------------
Intermediate                                               H10            I2, I3,        J2
Tax-Exempt                                                                I5, I6
-------------------------------------------------------------------------------------------------------------------------------
International                              G1-100%
Aggressive Growth
-------------------------------------------------------------------------------------------------------------------------------
International Equity                       G1-100%
-------------------------------------------------------------------------------------------------------------------------------
International                              G3-100%
Opportunity
-------------------------------------------------------------------------------------------------------------------------------
International                              G1-100%                                                      K1
Select Value
-------------------------------------------------------------------------------------------------------------------------------
International                              G1-100%
Small Cap
-------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                           G1-20%           H6
-------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                            G1-20%           H7
-------------------------------------------------------------------------------------------------------------------------------
Limited                                    G1-15%
Duration Bond
-------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                   Page 11

-------------------------------------------------------------------------------------------------------------------------------
                                            A             B               C               D             E              F
                                         DEPOSIT       ILLIQUID                        MARGIN,        MONEY       INVESTING TO
                                            ON       SECURITIES;      INVESTMENT       SELLING        MARKET       CONTROL OR
                 FUND                    FUTURES       BULLION        COMPANIES         SHORT       SECURITIES       MANAGE
-------------------------------------------------------------------------------------------------------------------------------
Massachusetts                              A1            B4                              D5
Tax-Exempt
-------------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt                        A1            B4                              D5
-------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                             A1            B2               C1             D1             E1             F1
-------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                              A1            B2               C1             D3             E1             F1
-------------------------------------------------------------------------------------------------------------------------------
Minnesota                                  A1            B4                              D5
Tax-Exempt
-------------------------------------------------------------------------------------------------------------------------------
New York                                   A1            B4                              D5
Tax-Exempt
-------------------------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt                            A1            B4                              D5
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder                          A1            B2                              D6
Aggressive<F*>
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder                          A1            B2                              D6
Conservative<F*>
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder                          A1            B2                              D6
Moderate<F*>
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder                          A1            B2                              D6
Moderate Aggressive<F*>
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder                          A1            B2                              D6
Moderate Conservative<F*>
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder                          A1            B2                              D6
Total Equity<F*>
-------------------------------------------------------------------------------------------------------------------------------
Precious Metals                            A1            B2, B3           C1             D6             E1             F1

-------------------------------------------------------------------------------------------------------------------------------
Real Estate                                A1            B2               C1             D6
-------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010<F*>                   A1            B2                              D8             E1             F1
-------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015<F*>                   A1            B2                              D8             E1             F1
-------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020<F*>                   A1            B2                              D8             E1             F1
-------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025<F*>                   A1            B2                              D8             E1             F1
-------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030<F*>                   A1            B2                              D8             E1             F1
-------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035<F*>                   A1            B2                              D8             E1             F1
-------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040<F*>                   A1            B2                              D8             E1             F1
-------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045<F*>                   A1            B2                              D8             E1             F1
-------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                              A1            B2                              D3
-------------------------------------------------------------------------------------------------------------------------------
Select Value                               A1            B2               C1             D1             E1
-------------------------------------------------------------------------------------------------------------------------------
Short Duration                             A1            B2               C1             D7             E1             F1
U.S. Government
-------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                        A1            B2               C1             D1             E1
-------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity                           A2            B2               C1             D1             E1
-------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                           A1            B2               C1             D1             E1
-------------------------------------------------------------------------------------------------------------------------------
Small Cap Value                            A1            B2               C1             D1             E1
-------------------------------------------------------------------------------------------------------------------------------
Small Company Index                        A1            B2               C1             D4             E1             F1
-------------------------------------------------------------------------------------------------------------------------------
Strategic Allocation                       A1            B2               C1             D3                            F1
-------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                            A1            B4               J2             D2
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                             G              H              I              J              K             L
                                                                          TAX-                        INVEST
                                          FOREIGN          DEBT          EXEMPT         EQUITY         WHILE       DIVERSIFI-
                 FUND                   SECURITIES      SECURITIES     SECURITIES     SECURITIES     BORROWING       CATION
-------------------------------------------------------------------------------------------------------------------------------
Massachusetts                                              H16          I1, I4, I6
Tax-Exempt
-------------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt                                        H16          I1, I4, I6
-------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                            G1-15%            H5
-------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                             G1-25%            H8
-------------------------------------------------------------------------------------------------------------------------------
Minnesota                                                  H16          I1, I4, I6
Tax-Exempt
-------------------------------------------------------------------------------------------------------------------------------
New York                                                   H16          I1, I4, I6
Tax-Exempt
-------------------------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt                                            H16          I1, I4, I6
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder
Aggressive*
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder
Conservative<F*>
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder
Moderate<F*>
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder
Moderate Aggressive<F*>
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder
Moderate Conservative<F*>
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder
Total Equity<F*>
-------------------------------------------------------------------------------------------------------------------------------
Precious Metals                             G2           H6<Fi>,
                                                           H17
-------------------------------------------------------------------------------------------------------------------------------
Real Estate                               G1-10%
-------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010<F*>                                                                                K1
-------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015<F*>                                                                                K1
-------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020<F*>                                                                                K1
-------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025<F*>                                                                                K1
-------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030<F*>                                                                                K1
-------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035<F*>                                                                                K1
-------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040<F*>                                                                                K1
-------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045<F*>                                                                                K1
-------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                                                                                          L1, L2
-------------------------------------------------------------------------------------------------------------------------------
Select Value                              G1-20%            H3
-------------------------------------------------------------------------------------------------------------------------------
Short Duration
U.S. Government
-------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage
-------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity                          G1-20%                                                        K1
-------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
Small Cap Value                                                                                         K1             L1, L2
-------------------------------------------------------------------------------------------------------------------------------
Small Company Index
-------------------------------------------------------------------------------------------------------------------------------
Strategic Allocation                      G1-50%          H2, H9
-------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                            H18              I2           J2
-------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                   Page 12

-------------------------------------------------------------------------------------------------------------------------------
                                            A             B               C               D             E              F
                                         DEPOSIT       ILLIQUID                        MARGIN,        MONEY       INVESTING TO
                                            ON       SECURITIES;      INVESTMENT       SELLING        MARKET       CONTROL OR
                 FUND                    FUTURES       BULLION        COMPANIES         SHORT       SECURITIES       MANAGE
-------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt                                 A1            B4                              D2
High Income
-------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt                                               B1<Fii>
Money Market
-------------------------------------------------------------------------------------------------------------------------------
U.S. Government                            A1            B2               C1             D7             E1             F1
Mortgage
-------------------------------------------------------------------------------------------------------------------------------
Value                                      A1            B2               C2             D1             E1
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                             G              H              I              J              K             L
                                                                          TAX-                        INVEST
                                          FOREIGN          DEBT          EXEMPT         EQUITY         WHILE       DIVERSIFI-
                 FUND                   SECURITIES      SECURITIES     SECURITIES     SECURITIES     BORROWING       CATION
-------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt                                                                I2, I3
High Income
-------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt
Money Market
-------------------------------------------------------------------------------------------------------------------------------
U.S. Government
Mortgage
-------------------------------------------------------------------------------------------------------------------------------
Value                                      G1-25%          H13                                          K1
-------------------------------------------------------------------------------------------------------------------------------

 <F*>  The fund invests in a combination of underlying funds. These underlying funds have adopted their own investment policies that may be more or less restrictive than those of the fund. The policies of the underlying funds may permit a fund to engage in investment strategies indirectly that would otherwise be prohibited under the fund's investment restrictions.

 <Fi>  Securities that are subsequently downgraded in quality may continue to be held and will be sold only when the investment manager believes it is advantageous to do so.

<Fii>  In determining the liquidity of municipal lease obligations, the investment manager, under guidelines established by the Board, will consider the essential nature of the leased property, the likelihood that the municipality will continue appropriating funding for the leased property, and other relevant factors related to the general credit quality of the municipality and the marketability of the municipal lease obligation.

A.   DEPOSIT ON FUTURES/PREMIUMS ON OPTIONS

      A1 - No more than 5% of the fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

      A2 - No more than 5% of the fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures other than for bona fide hedging purposes (within the meaning of the rules of the Commodities Futures Trading Commission).

B. ILLIQUID SECURITIES

      B1 - No more than 10% of the fund's net assets will be held in securities and other instruments that are illiquid.

      B2 - The fund will not invest more than 10% of its net assets in securities that are illiquid whether or not registration or the filing of a notification under the Securities Act of 1933 or the taking of similar action under other securities laws relating to the sale of securities is required. A risk of any such investment is that it might not be able to be easily liquidated. For the purpose of this policy, repurchase agreements with maturities greater than seven days and non-negotiable fixed time deposits will be treated as illiquid securities.

      B3 - The fund may invest up to 10% of its total assets in gold and silver bullion, other precious metals, strategic metals and other metals occurring naturally with such metals and securities convertible into metals. The fund will invest only in metals and securities convertible into metals that are readily marketable.

      B4 - The fund will not invest more than 10% of its net assets in securities that are illiquid whether or not registration or the filing of a notification under the Securities Act of 1933 or the taking of similar action under other securities laws relating to the sale of securities is required. A risk of any such investment is that it might not be able to be easily liquidated. For the purpose of this policy, repurchase agreements with maturities greater than seven days and non-negotiable fixed time deposits will be treated as illiquid securities. In determining the liquidity of municipal lease obligations, the investment manager, under guidelines established by the Board, will consider the essential nature of the leased property, the likelihood that the municipality will continue appropriating funding for the leased property, and other relevant factors related to the general credit quality of the municipality and the marketability of the municipal lease obligation.

C. INVESTMENT COMPANIES

      C1 - The fund will not invest more than 10% of its total assets in the securities of investment companies.

      C2 - The fund will not invest more than 10% of its total assets in the securities of investment companies, unless a higher amount is permitted under an SEC exemptive order.



Statement of Additional Information - Sept. 29, 2006                   Page 13

D. MARGIN/SELLING SHORT

      D1 - The fund will not buy on margin or sell securities short, except the fund may make margin payments in connection with transactions in derivative instruments.

      D2 - The fund will not buy on margin or sell short, except that the fund may use derivative instruments.

      D3 - The fund will not buy on margin or sell securities short, except the fund may make margin payments in connection with transactions in futures contracts.

      D4 - The fund will not buy on margin or sell short, except the fund may make margin payments in connection with transactions in options, futures contracts and other financial instruments.

      D5 - The fund will not buy on margin or sell short, except the fund may enter into interest rate futures contracts.

      D6 - The fund will not buy on margin or sell securities short, except the fund may make margin payments in connection with transactions in stock index futures contracts.

      D7 - The fund will not buy on margin, except the fund may make margin payments in connection with interest rate futures contracts.

      D8 - The fund will not buy on margin or sell short, except in connection with derivative instruments.

E. MONEY MARKET SECURITIES

      E1 - Ordinarily, less than 25% of the fund's total assets are invested in money market instruments.

F. INVESTING TO CONTROL OR MANAGE

      F1 -  The fund will not invest in a company to control or manage it.

G. FOREIGN SECURITIES

      G1 - The fund may invest its total assets, up to the amount shown, in foreign investments.

      G2 - Under normal market conditions, the fund intends to invest at least 50% of its total assets in foreign investments.

      G3 - The fund may invest its total assets, up to the amount shown, in foreign investments. Investments in U.S. issuers generally will constitute less than 20% of the fund's total assets.

H. DEBT SECURITIES

      H1 -  The fund may invest up to 20% of its net assets in bonds.

      H2 - The fund may invest up to 30% of its total assets in short-term debt securities rated in the top two grades or the equivalent.

      H3 - The fund normally will purchase only investment grade convertible debt securities with a rating of, or equivalent to, at least BBB by S&P or, in the case of unrated securities, judged by the subadviser to be of comparable quality. The fund may invest in more speculative convertible debt securities, provided that such securities have a rating of, or equivalent to, at least an S&P rating of B and provided also that the total investment in such securities remains below 15% of the fund's assets.

      H4 - The fund may not purchase debt securities rated below investment grade.

      H5 - The fund only invests in bonds given the four highest ratings by Moody's or by S&P or in bonds of comparable quality in the judgment of the investment manager.

      H6 - The fund will not invest more than 5% of its net assets in bonds below investment grade.

      H7 - The fund may invest up to 10% of its net assets in bonds rated below investment grade.

      H8 - No more than 10% of the fund's net assets may be invested in bonds below investment grade unless the bonds are convertible securities.

      H9 - No more than 15% of the fund's total assets will be invested in below investment-grade debt securities.

      H10 - The fund may invest 20% of its net assets in bonds rated or considered below investment grade (less than BBB/Baa).

      H11 - No more than 20% of the fund's net assets may be invested in bonds below investment grade unless the bonds are convertible securities.



Statement of Additional Information - Sept. 29, 2006                   Page 14

      H12 - The fund will not invest more than 5% of its net assets in bonds rated BB or B, or in unrated bonds of equivalent quality.

      H13 - No more than 10% of the fund's assets will be held in debt securities rated BB/Ba or lower.

      H14 - The fund may not invest in debt securities rated lower than B
            (or in unrated bonds of comparable quality).

      H15 - The fund may invest in commercial paper rated in the highest rating category by at least two nationally recognized statistical rating organizations (or by one, if only one rating is assigned) and in unrated paper determined by the Board to be of comparable quality. The fund also may invest up to 5% of its total assets in commercial paper receiving the second highest rating or in unrated paper determined to be of comparable quality.

      H16 - No more than 10% of the fund's net assets will be held in inverse floaters.

      H17 - In the event economic, political or financial conditions adverse to gold or metals industries or the metals themselves occur, the fund temporarily may invest over 75% of its total assets in U.S. government securities or investment-grade short-term obligations (denominated either in foreign currencies or U.S. dollars).

      H18 - At least 75% of the fund's investments in bonds and other debt securities must be rated in the top four grades by Moody's, S&P, or Fitch Investors Services, Inc. or be of comparable rating given by other independent rating agencies. Up to 25% of the fund's remaining investments may be in unrated bonds and other debt securities that, in the investment manager's opinion, are of investment grade quality. All industrial revenue bonds must be rated.

I. TAX-EXEMPT SECURITIES

      I1 - If, in the opinion of the investment manager, appropriate tax-exempt securities are not available, the fund may invest up to 20% of its net assets, or more on a temporary defensive basis, in taxable investments.

      I2 - Short-term tax-exempt debt securities rated in the top two grades or the equivalent are used to meet daily cash needs and at various times to hold assets until better investment opportunities arise. Under extraordinary conditions, where, in the opinion of the investment manager, appropriate short-term tax-exempt securities are not available, the fund may invest up to 20% of its net assets in certain taxable investments for temporary defensive purposes.

      I3 - The fund may invest more than 25% of its total assets in industrial revenue bonds, but it does not intend to invest more than 25% of its total assets in industrial revenue bonds issued for companies in the same industry or state.

      I4 - The fund may invest more than 25% of its total assets in a particular segment of the municipal securities market or in industrial revenue bonds, but does not intend to invest more than 25% of its total assets in industrial revenue bonds issued for companies in the same industry.

      I5 - The fund may invest more than 25% of its total assets in a particular segment of the municipal securities market or in securities relating to a particular state. Such markets may include electric revenue bonds, hospital bonds, housing bonds, industrial bonds, airport bonds, or in securities the interest on which is paid from revenues of a similar type of project.

      I6 - A portion of the fund's assets may be invested in bonds whose interest is subject to the alternative minimum tax computation. As long as the staff of the SEC maintains its current position that a fund calling itself a "tax-exempt" fund may not invest more than 20% of its net assets in these bonds, the fund will limit its investments in these bonds to 20% of its net assets.

J. EQUITY SECURITIES

      J1 - The fund may invest up to 10% of its total assets in common stocks, preferred stocks that do not pay dividends and warrants to purchase common stocks.

      J2 - The fund will not invest in voting securities or securities of investment companies.

K. INVEST WHILE BORROWING

      K1 - The fund will not make additional investments while any borrowing remains outstanding.



Statement of Additional Information - Sept. 29, 2006                   Page 15

L. DIVERSIFICATION

      L1 - The fund will not purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the fund's assets may be invested without regard to this 10% limitation.

      L2 - The fund will not invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, or other registered investment companies and except up to 25% of the fund's total assets may be invested without regard to this 5% limitation.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS

This table shows many of the various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager or subadviser (individually and collectively, the "investment manager") may make on behalf of a fund. For a description of principal risks for an individual fund, please see the applicable prospectus for that fund. Notwithstanding a fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS: A black circle indicates that the investment strategy or type of investment generally is authorized for a category of funds. Exceptions are noted in the footnotes to the table. See Table 1 for fund categories.

             TABLE 4. INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS

-------------------------------------------------------------------------------------------------------------------------------
                                                          FUNDS-OF-FUNDS                                              STATE
                                                             -EQUITY      TAXABLE  TAXABLE  TAX-EXEMPT  TAX-EXEMPT  TAX-EXEMPT
                                                               AND         FIXED    MONEY     MONEY       FIXED       FIXED
         INVESTMENT STRATEGY            BALANCED  EQUITY   FIXED INCOME   INCOME   MARKET     MARKET      INCOME      INCOME
-------------------------------------------------------------------------------------------------------------------------------
Agency and government securities           o        o           o            o        o         o           o           o
-------------------------------------------------------------------------------------------------------------------------------
Borrowing                                  o        o           o            o        o                     o           o
-------------------------------------------------------------------------------------------------------------------------------
Cash/money market instruments              o        o           o            o        o         o           o           o
-------------------------------------------------------------------------------------------------------------------------------
Collateralized bond obligations            o        o <FA>                   o                              o           o
-------------------------------------------------------------------------------------------------------------------------------
Commercial paper                           o        o           o            o        o         o           o           o
-------------------------------------------------------------------------------------------------------------------------------
Common stock                               o        o                        o <FB>
-------------------------------------------------------------------------------------------------------------------------------
Convertible securities                     o        o                        o <FC>                         o           o
-------------------------------------------------------------------------------------------------------------------------------
Corporate bonds                            o        o                        o                              o           o
-------------------------------------------------------------------------------------------------------------------------------
Debt obligations                           o        o                        o        o         o           o           o
-------------------------------------------------------------------------------------------------------------------------------
Depositary receipts                        o        o                        o <FD>
-------------------------------------------------------------------------------------------------------------------------------
Derivative instruments                     o        o           o            o                              o           o
(including options and futures)
-------------------------------------------------------------------------------------------------------------------------------
Exchange-traded funds                      o        o                        o                              o           o
-------------------------------------------------------------------------------------------------------------------------------

Floating rate loans                        o                                 o

-------------------------------------------------------------------------------------------------------------------------------
Foreign currency transactions              o        o                        o <FE>                         o <FE>
-------------------------------------------------------------------------------------------------------------------------------
Foreign securities                         o        o                        o <FF>   o                     o           o
-------------------------------------------------------------------------------------------------------------------------------
Funding agreements                         o        o           o            o        o         o           o           o
-------------------------------------------------------------------------------------------------------------------------------
High yield debt securities (junk bonds)    o        o <FG>                   o <FG>                         o <FG>      o
-------------------------------------------------------------------------------------------------------------------------------
Illiquid and restricted securities         o        o           o            o        o         o           o           o
-------------------------------------------------------------------------------------------------------------------------------
Indexed securities                         o        o                        o                              o           o
-------------------------------------------------------------------------------------------------------------------------------
Inflation protected securities             o        o                        o                              o           o
-------------------------------------------------------------------------------------------------------------------------------
Inverse floaters                           o        <FH>                     o                              o           o
-------------------------------------------------------------------------------------------------------------------------------
Investment companies                       o        o           o            o        o
-------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                   Page 16

-------------------------------------------------------------------------------------------------------------------------------
                                                          FUNDS-OF-FUNDS                                              STATE
                                                             -EQUITY      TAXABLE  TAXABLE  TAX-EXEMPT  TAX-EXEMPT  TAX-EXEMPT
                                                               AND         FIXED    MONEY     MONEY       FIXED       FIXED
         INVESTMENT STRATEGY            BALANCED  EQUITY   FIXED INCOME   INCOME   MARKET     MARKET      INCOME      INCOME
-------------------------------------------------------------------------------------------------------------------------------
Lending of portfolio securities            o        o           o            o        o         o           o           o
-------------------------------------------------------------------------------------------------------------------------------
Loan participations                        o        o                        o                              o           o
-------------------------------------------------------------------------------------------------------------------------------
Mortgage- and asset-backed securities      o        o <FI>                   o        o         o           o           o
-------------------------------------------------------------------------------------------------------------------------------
Mortgage dollar rolls                      o        <FJ>                     o                              o           o
-------------------------------------------------------------------------------------------------------------------------------
Municipal obligations                      o        o                        o                  o           o           o
-------------------------------------------------------------------------------------------------------------------------------
Preferred stock                            o        o                        o <FK>                         o <FK>      o
-------------------------------------------------------------------------------------------------------------------------------
Real estate investment trusts              o        o                        o                              o           o
-------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements                      o        o                        o        o         o           o           o
-------------------------------------------------------------------------------------------------------------------------------
Reverse repurchase agreements              o        o                        o        o                     o           o
-------------------------------------------------------------------------------------------------------------------------------
Short sales                                         <FL>                     <FL>
-------------------------------------------------------------------------------------------------------------------------------
Sovereign debt                             o        o <FM>                   o        o                     o           o
-------------------------------------------------------------------------------------------------------------------------------
Structured investments                     o        o                        o                              o           o
-------------------------------------------------------------------------------------------------------------------------------
Swap agreements                            o        o                        o                              o
-------------------------------------------------------------------------------------------------------------------------------
Variable- or floating-rate securities      o        o           o            o        o         o           o           o
-------------------------------------------------------------------------------------------------------------------------------
Warrants                                   o        o                        o                              o           o
-------------------------------------------------------------------------------------------------------------------------------
When-issued securities and                 o        o                        o                              o           o
forward commitments
-------------------------------------------------------------------------------------------------------------------------------
Zero-coupon, step-coupon and               o        o                        o                              o           o
pay-in-kind securities
-------------------------------------------------------------------------------------------------------------------------------

<FA>  The following funds are not authorized to invest in collateralized bond obligations: International Aggressive Growth, International Equity, International Select Value, International Small Cap, Select Value, Small Cap Equity, Small Cap Growth, Small Cap Value, and Small Cap Advantage.

<FB>  The following funds are not authorized to invest in common stock: Short
      Duration U.S. Government, U.S. Government Mortgage.

<FC>  The following funds are not authorized to invest in convertible securities: Short Duration U.S. Government, U.S. Government Mortgage.

<FD>  The following funds are not authorized to invest in depositary receipts:
      Short Duration U.S. Government, U.S. Government Mortgage.

<FE>  The following funds are not authorized to engage in foreign currency transactions: Short Duration U.S. Government, U.S. Government Mortgage.

<FF>  The following funds are not authorized to invest in foreign securities:
      U.S. Government Mortgage.

<FG>  The following funds may hold securities that are downgraded to junk bond status, if the bonds were rated investment grade at the time of purchase: Core Bond, Dividend Opportunity, Mid Cap Growth, Growth, Inflation Protected Securities, Limited Duration, International Aggressive Growth, International Equity, International Select Value, International Small Cap, Small Cap Growth, Real Estate, S&P 500 Index, Small Cap Advantage, Small Company Index, Tax-Exempt Bond, European Equity, International Opportunity, Short Duration U.S. Government, U.S. Government Mortgage.

<FH>  The following funds are authorized to invest in inverse floaters: Real
      Estate.

<FI>  The following funds are not authorized to invest in mortgage-and asset-backed securities: Small Cap Growth, Value, S&P 500 Index, Small Cap Advantage, Small Company Index.

<FJ>  The following funds are authorized to invest in mortgage dollar rolls:
      Real Estate.

<FK>  The following funds are not authorized to invest in preferred stock:
      Tax-Exempt High Income, Intermediate Tax-Exempt, Tax-Exempt Bond, Short Duration U.S. Government, U.S. Government Mortgage.

<FL>  The following funds are authorized to engage in short sales: S&P 500
      Index, Short Duration U.S. Government, U.S. Government Mortgage.

<FM>  The following funds are not authorized to invest in sovereign debt:
      Select Value, Small Cap Equity, Small Cap Growth, Small Cap Value, Small Cap Advantage.

      Equity funds are authorized to invest in total return equity swap agreements. Tax-exempt fixed income funds are authorized to invest in interest rate swap agreements. Taxable fixed income and balanced funds are authorized to invest in interest rate swap agreements and Commercial Mortgage-Backed Security (CMBS) total return swap agreements.



Statement of Additional Information - Sept. 29, 2006                   Page 17

INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). A mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with a fund at any time (for a description of principal risks for an individual fund, please see that fund's prospectus):

ACTIVE MANAGEMENT RISK. For a fund that is actively managed, its performance will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the fund's investment objective. Due to its active management, a fund could underperform other mutual funds with similar investment objectives.

AFFILIATED FUND RISK. For funds-of-funds, the risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the investment manager is a fiduciary to the funds and is legally obligated to act in their best interests when selecting underlying funds, without taking fees into consideration.

ALLOCATION RISK. For funds-of-funds, the risk that the investment manager's evaluations regarding asset classes or underlying funds may be incorrect. There is no guarantee that the underlying funds will achieve their investment objectives. There is also a risk that the selected underlying funds' performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the asset class.

CREDIT RISK. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the fund purchases unrated securities, or if the rating of a security is reduced after purchase, the fund will depend on the investment manager's analysis of credit risk more heavily than usual.

CONFIDENTIAL INFORMATION ACCESS RISK. For funds investing in floating rate loans, the investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans being considered for acquisition by the fund, or held in the fund. In many instances, issuers of floating rate loans offer to furnish Confidential Information to prospective purchases or holders of the issuer's floating rate loans to help potential investors assess the value of the loan. The investment manager's decision not to receive Confidential Information from these issuers may disadvantage the fund as compared to other floating rate loan investors, and may adversely affect the price the fund pays for the loans it purchases, or the price at which the fund sells the loans. Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers or amendments, the investment manager's ability to assess the desirability of such consents, waivers or amendments may be compromised. For these and other reasons, it is possible that the investment manager's decision under normal circumstances not to receive Confidential Information could adversely affect the fund's performance.

COUNTERPARTY RISK. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The fund may obtain only limited recovery or may obtain no recovery in such circumstances. The fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.



Statement of Additional Information - Sept. 29, 2006                   Page 18

DERIVATIVES RISK. Derivatives are financial instruments where value depends upon, or is derived from, the value of something else, such as underlying investments, pools of investments, options, futures, indexes or currencies. Just as with securities in which the fund invests directly, derivatives are subject to a number of risks, including market, liquidity, interest rate and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the fund. The fund will suffer a loss in connection with the use of derivative instruments if prices do not move in the direction anticipated by the fund's portfolio managers when entering into the derivative instrument.

DIVERSIFICATION RISK. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund's performance, the fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

For funds-of-funds, although most of the underlying funds are diversified funds, because the fund invests in a limited number of underlying funds, it is considered a non-diversified fund.

FOREIGN/EMERGING MARKETS RISK. The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rates between local currency and the U.S. dollar. Whenever the fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

GEOGRAPHIC CONCENTRATION RISK. The fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the fund may be more volatile than a more geographically diversified fund.

For state-specific funds. Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, each fund will be particularly affected by political and economic conditions and developments in the state in which it invests. This vulnerability to factors affecting the state's tax-exempt investments will be significantly greater than that of a more geographically diversified fund, which may result in greater losses and volatility. See Appendix B for details. The value of municipal securities owned by a fund also may be adversely affected by future changes in federal or state income tax laws.

In addition, because of the relatively small number of issuers of tax-exempt securities, the fund may invest a higher percentage of its assets in a single issuer and, therefore, be more exposed to the risk of loss by investing in a few issuers than a fund that invests more broadly. At times, the fund and other accounts managed by the investment manager may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments.



Statement of Additional Information - Sept. 29, 2006                   Page 19

HIGHLY LEVERAGED TRANSACTIONS RISK. Certain corporate loans and corporate debt securities involve refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. These investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as "debtor-in-possession" financings), provided that such senior obligations are determined by the fund's investment manager upon its credit analysis to be a suitable investment by the fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management's taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

IMPAIRMENT OF COLLATERAL RISK. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower's obligations or difficult to liquidate. In addition, the fund's access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

INDEXING RISK. For funds that are managed to an index, the fund's performance will rise and fall as the performance of the index rises and falls.

INFLATION PROTECTED SECURITIES RISK. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of fund distributions that comes from inflation adjustments.

INTEREST RATE RISK. The securities in the portfolio are subject to the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

ISSUER RISK. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the portfolio managers may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.



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QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors' historical trends. The quantitative methodology employed by the investment manager has been extensively tested using historical securities market data, but has only recently begun to be used to manage open-end mutual funds. There can be no assurance that the methodology will enable the fund to achieve its objective.

REINVESTMENT RISK. The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

SECTOR RISK. Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

TAX RISK. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended. The Fund currently intends to take positions in forward currency contracts with notional value up to the Fund's total net assets. Although foreign currency gains currently constitute "qualifying income" the Treasury Department has the authority to issue regulations excluding from the definition of "qualifying incomes" a fund's foreign currency gains not "directly related" to its "principal business" of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Fund's foreign currency-denominated positions as not "qualifying income" and there is a remote possibility that such regulations might be applied retroactively, in which case, the Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Fund's Board of Directors may authorize a significant change in investment strategy or Fund liquidation.

TRACKING ERROR RISK. For funds that are managed to an index, the fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. The investment manager purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the fund's performance is affected by factors such as the size of the fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the fund and changes in the index.

In addition, the returns from a specific type of security (for example, mid-cap stocks) may trail returns from other asset classes or the overall market. Each type of security will go through cycles of doing better or worse than stocks or bonds in general. These periods may last for several years.

UNDERLYING FUND SELECTION RISK. For funds-of-funds, the risk that the selected underlying funds' performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the investment category.



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INVESTMENT STRATEGIES

The following information supplements the discussion of each fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes strategies that many mutual funds use and types of securities that they purchase. Please refer to the table titled Investment Strategies and Types of Investments to see which are applicable to various categories of funds.

AGENCY AND GOVERNMENT SECURITIES

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.

Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Inflation Risk, Interest Rate Risk, Prepayment and Extension Risk, and Reinvestment Risk.

BORROWING

A fund may borrow money for temporary purposes or to engage in transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce a fund's total return. Except as noted in the nonfundamental policies, however, a fund may not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk.

CASH/MONEY MARKET INSTRUMENTS

Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S.
bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses. See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk and Inflation Risk.



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COLLATERALIZED BOND OBLIGATIONS

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of bonds, which may include junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, may earn certain of the tiers investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield Debt Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Credit Risk, Interest Rate Risk and Prepayment and Extension Risk.

COMMERCIAL PAPER

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk and Liquidity Risk.

COMMON STOCK

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Market Risk, and Small and Mid-Sized Company Risk.

CONVERTIBLE SECURITIES

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.



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

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, and Reinvestment Risk.

CORPORATE BONDS

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield Debt Securities (Junk Bonds).) Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

DEBT OBLIGATIONS

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield Debt Securities (Junk Bonds).)



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

Generally, debt obligations that are investment grade are those that have been rated in one of the top four credit quality categories by two out of the three independent rating agencies. In the event that a debt obligation has been rated by only two agencies, the most conservative, or lower, rating must be in one of the top four credit quality categories in order for the security to be considered investment grade. If only one agency has rated the debt obligation, that rating must be in one of the top four credit quality categories for the security to be considered investment grade. See Appendix A for a discussion of securities ratings.

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by a fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating agency or its rating system, a fund will attempt to use comparable ratings as standards for selecting investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

DEPOSITARY RECEIPTS

Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, and Market Risk.

DERIVATIVE INSTRUMENTS

Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.



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Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, Chicago Board Options Exchange, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indexes (such as the S&P 500 Index), foreign currencies and other financial instruments and indexes.

A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.



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Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives. The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.



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Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products. (See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Derivatives Risk and Liquidity Risk.

EXCHANGE-TRADED FUNDS

Exchange-traded funds (ETFs) represent shares of ownership in mutual funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that closely track the performance and dividend yield of specific domestic or foreign market indexes.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with ETFs include: Market Risk.

FLOATING RATE LOANS

Most floating rate loans are acquired directly from the agent bank or from another holder of the loan by assignment. Most such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks and institutional investors, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan.



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A fund's ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the borrower. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or purchasing an assignment in a loan. In selecting the loans in which the fund will invest, however, the investment manager will not rely on that credit analysis of the agent bank, but will perform its own investment analysis of the borrowers. The investment manager's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. The majority of loans the fund will invest in will be rated by one or more of the nationally recognized rating agencies. Investments in loans may be of any quality, including "distressed" loans, and will be subject to the fund's credit quality policy.

Loans may be structured in different forms, including assignments and participations. In an assignment, a fund purchases an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan.

The borrower of a loan may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that a fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which a fund may purchase a loan assignment are made generally to finance internal growth, mergers, acquisitions, recapitalizations, stock repurchases, leveraged buy-outs, dividend payments to sponsors and other corporate activities. Under current market conditions, most of the corporate loans purchased by the fund will represent loans made to highly leveraged corporate borrowers. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that the investment manager believes are attractive arise.

Certain of the loans acquired by a fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan assignment. To the extent that the fund is committed to make additional loans under such an assignment, it will at all times designate cash or securities in an amount sufficient to meet such commitments.

Notwithstanding its intention in certain situations to not receive material, non-public information with respect to its management of investments in floating rate loans, the investment manager may from time to time come into possession of material, non-public information about the issuers of loans that may be held in a fund's portfolio. Possession of such information may in some instances occur despite the investment manager's efforts to avoid such possession, but in other instances the investment manager may choose to receive such information (for example, in connection with participation in a creditors' committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, the investment manager's ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on the investment manager's ability to trade could have an adverse effect on the fund by, for example, preventing the fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.



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

In some instances, other accounts managed by the investment manager may hold other securities issued by borrowers whose floating rate loans may be held in a fund's portfolio. These other securities may include, for example, debt securities that are subordinate to the floating rate loans held in the fund's portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer's floating rate loans. In such cases, the investment manager may owe conflicting fiduciary duties to the fund and other client accounts. The investment manager will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the investment manager's client accounts collectively held only a single category of the issuer's securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with floating rate loans include: Credit Risk and Prepayment and Extension Risk.

FOREIGN CURRENCY TRANSACTIONS

Investments in foreign countries usually involve currencies of foreign countries. In addition, a fund may hold cash and cash equivalent investments in foreign currencies. As a result, the value of a fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV (Net Asset Value) to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. A fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A fund may enter into forward contracts for a variety of reasons, but primarily it will enter into such contracts for risk management (hedging) or for investment purposes.

For hedging purposes, a fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A fund may also enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. A fund would not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.



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This method of protecting the value of the fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

For investment purposes, a fund may invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. For example, the combination of U.S. dollar-denominated instruments with long forward currency exchange contracts creates a position economically equivalent to a position in the foreign currency, in anticipation of an increase in the value of the foreign currency against the U.S. dollar. Conversely, the combination of U.S. dollar-denominated instruments with short forward currency exchange contracts is economically equivalent to borrowing the foreign currency for delivery at a specified date in the future, in anticipation of a decrease in the value of the foreign currency against the U.S. dollar. Unanticipated changes in the currency exchange results could result in poorer performance for funds that enter into these types of transactions.

A fund may designate cash or securities in an amount equal to the value of the fund's total assets committed to consummating forward contracts entered into under the circumstance set forth immediately above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund's commitments on such contracts.

At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.

It is possible, under certain circumstances, including entering into forward currency contracts for investment purposes, that the fund may have to limit or restructure its forward contract currency transactions to qualify as a "regulated investment company" under the Internal Revenue Code.

Options on Foreign Currencies. A fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.



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

A fund may write options on foreign currencies for the same types of purposes. For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. A fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations.



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

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund's investments denominated in that currency over time.

A fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. (See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include:
Derivatives Risk, Interest Rate Risk, and Liquidity Risk.

FOREIGN SECURITIES

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities.

Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.



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

The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom and Denmark into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk and Issuer Risk.

FUNDING AGREEMENTS

A fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.

HIGH-YIELD DEBT SECURITIES (JUNK BONDS)

High yield (high-risk) debt securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

All fixed rate interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than a default by issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.



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

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield debt securities include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

ILLIQUID AND RESTRICTED SECURITIES

Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.

In determining the liquidity of all securities and derivatives, such as Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities the investment manager, under guidelines established by the Board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk.

INDEXED SECURITIES

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk and Market Risk.

INFLATION PROTECTED SECURITIES

Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation-protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.



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

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.

INVERSE FLOATERS

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk.

INVESTMENT COMPANIES

Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Market Risk.



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LENDING OF PORTFOLIO SECURITIES

A fund may lend certain of its portfolio securities. The current policy of the Board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the lender receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the Board. If the market price of the loaned securities goes up, the lender will get additional collateral on a daily basis. If the market price of the loaned securities goes down, the borrower may request that some collateral be returned. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the lender receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The lender may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The lender will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk.

LOAN PARTICIPATIONS

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk.

MORTGAGE- AND ASSET-BACKED SECURITIES

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. Commercial mortgage-backed securities (CMBS) are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.



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CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage and asset-backed securities include:
Credit Risk, Interest Rate Risk, Liquidity Risk, and Prepayment and Extension Risk.

MORTGAGE DOLLAR ROLLS

Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk and Interest Rate Risk.

MUNICIPAL OBLIGATIONS

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto
Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.



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

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because
(a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Inflation Risk, Interest Rate Risk, and Market Risk.

PREFERRED STOCK

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk and Market Risk.

REAL ESTATE INVESTMENT TRUSTS

Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a fund investing in REITs to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31.



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Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Interest Rate Risk, Issuer Risk and Market Risk.

REPURCHASE AGREEMENTS

Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk.

REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk and Interest Rate Risk.

SHORT SALES

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to engage in short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to a fund.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Market Risk.

SOVEREIGN DEBT

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.



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

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk and Foreign/Emerging Markets Risk.

STRUCTURED INVESTMENTS

A structured investment is a security whose return is tied to an underlying index or to some other security or pool of assets. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are created and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments, such as commercial bank loans, and the issuance by that entity of one or more classes of debt obligations ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions. The extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are often offered in different classes. As a result a given class of a structured security may be either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and at any given time there may be no active trading market for a particular structured security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured investments include: Credit Risk and Liquidity Risk.

SWAP AGREEMENTS

Swap agreements are typically individually negotiated agreements that obligate two parties to exchange payments based on a reference to a specified asset, reference rate or index. Swap agreements will tend to shift a party's investment exposure from one type of investment to another. A swap agreement can increase or decrease the volatility of a fund's investments and its net asset value.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. Swap agreements entail the risk that a party will default on its payment obligations. A fund will enter into a swap agreement only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the investment manager. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one Nationally Recognized Statistical Rating Organization (NRSRO) at the time of entering into the transaction. If there is a default by the other party to such a transaction, a fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, a fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Swap agreements are usually entered into without an upfront payment because the value of each party's position is the same. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty or the other.

Interest Rate Swaps. Interest rate swap agreements are often used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. They are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined specified (notional) amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates.



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Cross Currency Swaps. Cross currency swaps are similar to interest rate swaps, except that they involve multiple currencies. A fund may enter into a currency swap when it has exposure to one currency and desires exposure to a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will also have to pay in full periodically based upon the currency they have borrowed. Change in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Total Return Swaps. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. For example, CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of collateralized mortgage-backed securities. In a typical total return equity swap, payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Swaption Transaction. A swaption is an option on a swap agreement and a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms, in return for payment of the purchase price (the "premium") of the option. The fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The writer of the contract receives the premium and bears the risk of unfavorable changes in the market value on the underlying swap agreement.

Swaptions can be bundled and sold as a package. These are commonly called interest rate caps, floors and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Credit Default Swaps. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the fund. The fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the fund generally receives an up front payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. If the fund is a buyer and no credit event occurs, the fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value.



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The use of swap agreements by a fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Credit Risk, Liquidity Risk and Market Risk.

VARIABLE- OR FLOATING-RATE SECURITIES

Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk.

WARRANTS

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Market Risk.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, a fund may lose the opportunity to obtain a price and yield considered to be advantageous.



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Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk.

ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk and Interest Rate Risk.

A fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

SECURITIES TRANSACTIONS

Except as otherwise noted, the description of policies and procedures in this section also applies to any fund subadviser. Subject to policies set by the Board, as well as the terms of the investment management agreements, the investment manager or subadviser for subadvised funds is authorized to determine, consistent with a fund's investment objective and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, the investment manager has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the Board. In selecting broker-dealers to execute transactions, the investment manager may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

Each fund, the investment manager, any subadviser and Ameriprise Financial Services, Inc. (the distributor or Ameriprise Financial Services) has a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the fund.

A fund's securities may be traded on a principal rather than an agency basis. In certain circumstances, the investment manager will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. The investment manager does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The Board has adopted a policy authorizing the investment manager to do so to the extent authorized by law, if the investment manager determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or the investment manager's overall responsibilities with respect to a fund and the other RiverSource funds for which it acts as investment manager (or by any fund subadviser to any other client of such subadviser).



Statement of Additional Information - Sept. 29, 2006                   Page 44

Research provided by brokers supplements the investment manager's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. The investment manager has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, the investment manager must follow procedures authorized by the Board. To date, three procedures have been authorized. One procedure permits the investment manager to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits the investment manager, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits the investment manager, in order to obtain research and brokerage services, to cause a fund to pay a commission in excess of the amount another broker might have charged. The investment manager has advised the funds that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but the investment manager believes it may obtain better overall execution. The investment manager has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by the investment manager in providing advice to all RiverSource funds (or by any fund subadviser to any other client of such subadviser) even though it is not possible to relate the benefits to any particular fund.

Each investment decision made for a fund is made independently from any decision made for another portfolio, fund, or other account advised by the investment manager. When a fund buys or sells the same security as another portfolio, fund, or account, the investment manager carries out the purchase or sale in a way believed to be fair to the fund. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the fund, the fund hopes to gain an overall advantage in execution. On occasion, a fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

On a periodic basis, the investment manager makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services. The Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the funds as a factor in the selection of broker-dealers through which to execute securities transactions.

The following table shows total brokerage commissions paid in the last three fiscal periods. Substantially all firms through whom transactions were executed provide research services. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.



Statement of Additional Information - Sept. 29, 2006                   Page 45

                                                TABLE 5. TOTAL BROKERAGE COMMISSIONS

------------------------------------------------------------------------------------------------------------------------------------
                                                   TOTAL BROKERAGE COMMISSIONS
------------------------------------------------------------------------------------------------------------------------------------
                     FUND                                                       2006               2005                  2004
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                                                $          0       $          0<Fa>              N/A
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                                                         0                  0<Fa>              N/A
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                                                             0                  0<Fa>              N/A
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive                                                  0                  0<Fa>              N/A
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative                                                0                  0<Fa>              N/A
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                                                         0                  0<Fa>              N/A
------------------------------------------------------------------------------------------------------------------------------------
Small Company Index                                                               78,951             37,118               23,893
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                                                     22,575             49,048               24,729
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
Equity Value                                                                     721,284            858,846            1,852,684
------------------------------------------------------------------------------------------------------------------------------------
Precious Metals                                                                  801,550          1,245,421              956,649
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                                                              481,987          3,294,757            4,102,653
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                                                               1,410,791          2,105,168            3,334,707
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                                                                 N/A                N/A                  N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                                                                 N/A                N/A                  N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                                                                 N/A                N/A                  N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                                                                 N/A                N/A                  N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                                                                 N/A                N/A                  N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                                                                 N/A                N/A                  N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                                                                 N/A                N/A                  N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                                                                 N/A                N/A                  N/A
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
------------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                                                                405,109            181,981               72,985
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Growth                                                                21,815            180,023               46,313
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Value                                                                346,840            314,501              162,856
------------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                                                                        0                  0                  876
------------------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income                                                            0<Fb>            N/A                  N/A
------------------------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income                                                         0<Fb>            N/A                  N/A
------------------------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income                                                         0<Fb>            N/A                  N/A
------------------------------------------------------------------------------------------------------------------------------------
Select Value                                                                     445,429            310,913              539,192
------------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                                                    24,483             95,868              407,216
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity                                                                 239,268            429,969              846,218
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value                                                                  198,852          2,439,209            3,185,306
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                                                           6,379             10,708               31,267
------------------------------------------------------------------------------------------------------------------------------------
Value                                                                            297,507            363,273              389,539
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
------------------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                                                             456,446            621,168            3,783,128
------------------------------------------------------------------------------------------------------------------------------------
Real Estate                                                                      152,782            185,877               34,975<Fc>
------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                   Page 46

------------------------------------------------------------------------------------------------------------------------------------
                                                   TOTAL BROKERAGE COMMISSIONS
------------------------------------------------------------------------------------------------------------------------------------

                      FUND                                                      2006               2005                 2004

------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
------------------------------------------------------------------------------------------------------------------------------------
Cash Management                                                                        0                  0                    0
------------------------------------------------------------------------------------------------------------------------------------

Core Bond                                                                          4,241              3,612                1,451
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Equity                                                               987,624             35,948                5,731
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity                                               8,916<Fd>            N/A                  N/A
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                                                       33,110<Fe>            N/A                  N/A
------------------------------------------------------------------------------------------------------------------------------------
Floating Rate                                                                          0<Fe>             N/A                  N/A
------------------------------------------------------------------------------------------------------------------------------------
Growth                                                                        10,375,981         15,623,111           22,702,374
------------------------------------------------------------------------------------------------------------------------------------
Income Opportunities                                                                   0                  0                    0
------------------------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities                                                         0                  0                    0<Ff>
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                                                               7,940,223          6,832,334            1,306,601
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                                                                  138,363            189,029              146,077
------------------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond                                                              4,006              3,268                  839
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                2005               2004                  2003
------------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                                                                  0                  0                     0
------------------------------------------------------------------------------------------------------------------------------------
Diversified Bond                                                                 161,336            160,646               319,860
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts Tax-Exempt                                                               0                  0                     0
------------------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt                                                                    0                  0                     0
------------------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                                                                   0                  0                     0
------------------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt                                                                    0                  0                     0
------------------------------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt                                                                        0                  0                     0
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
------------------------------------------------------------------------------------------------------------------------------------
Balanced                                                                       1,135,795          1,314,212             2,778,748
------------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                                                      3,191,513          2,416,265             2,987,610
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                                                    919,813            365,435               345,711
------------------------------------------------------------------------------------------------------------------------------------
Strategic Allocation                                                             502,448            279,233               379,561
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income                                                  N/A                N/A                   N/A
------------------------------------------------------------------------------------------------------------------------------------
Disciplined International Equity                                                     N/A                N/A                   N/A
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                                                               2,388,169          2,022,969             2,106,670
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                                                                N/A                N/A                   N/A
------------------------------------------------------------------------------------------------------------------------------------
European Equity                                                                  211,729            324,079               783,457
------------------------------------------------------------------------------------------------------------------------------------
Global Bond                                                                        8,856              7,760                23,297
------------------------------------------------------------------------------------------------------------------------------------
Global Equity                                                                  1,393,982          1,992,985             1,582,657
------------------------------------------------------------------------------------------------------------------------------------
Global Technology                                                              1,170,244          4,193,021             5,595,324
------------------------------------------------------------------------------------------------------------------------------------
International Aggressive Growth                                                  673,010            598,644               495,189
------------------------------------------------------------------------------------------------------------------------------------
International Equity                                                             556,407            315,047               144,417
------------------------------------------------------------------------------------------------------------------------------------
International Opportunity                                                      1,320,088          1,303,677             2,047,954
------------------------------------------------------------------------------------------------------------------------------------
International Select Value                                                     1,027,065            839,270               411,763
------------------------------------------------------------------------------------------------------------------------------------
International Small Cap                                                          241,558            179,076                66,511
------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                   Page 47

------------------------------------------------------------------------------------------------------------------------------------
                                                   TOTAL BROKERAGE COMMISSIONS
------------------------------------------------------------------------------------------------------------------------------------
                      FUND                                                      2005               2004                   2003
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                                                                0                  0                     0
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                                                 1,764,250          1,630,670             1,597,573
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                                                        0                  0                     0
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                                                                 0                  0                     0
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                                                                0                  0                     0
------------------------------------------------------------------------------------------------------------------------------------

<Fa>  For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

<Fb>  For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.

<Fc>  For the period from March 4, 2004 (when shares became publicly available) to June 30, 2004.


<Fd>  For the period from May 18, 2006 (when shares became publicly available)
      to July 31, 2006.

<Fe>  For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.


<Ff>  For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.

For the last fiscal period, transactions were specifically directed to firms in exchange for research services as shown in the following table. The table also shows portfolio turnover rates for the last two fiscal periods. Higher turnover rates may result in higher brokerage expenses and taxes. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.


                                    TABLE 6. BROKERAGE DIRECTED FOR RESEARCH AND TURNOVER RATES

------------------------------------------------------------------------------------------------------------------------------------
                                                                 BROKERAGE DIRECTED FOR RESEARCH*
                                                               -------------------------------------
              FUND                                                                    AMOUNT OF                TURNOVER RATES
                                                                  AMOUNT OF          COMMISSIONS         --------------------------
                                                                 TRANSACTIONS      IMPUTED OR PAID          2006         2005
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                                    $            0     $             0             24%         38%<Fa>
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                                               0                   0             23%         51<Fa>
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                                                   0                   0             15%         28<Fa>
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive                                        0                   0             20%         31<Fa>
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative                                      0                   0             19%         28<Fa>
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                                               0                   0             17%         39<Fa>
------------------------------------------------------------------------------------------------------------------------------------
Small Company Index                                                          0                   0             14%         12
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                                                0                   0              7%          6
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
Equity Value                                                                 0                   0             28          25
------------------------------------------------------------------------------------------------------------------------------------
Precious Metals                                                              0                   0            111         196
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                                                          0                   0            110         101
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                                                 5,025,869,109           6,710,559            152         153
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                                                       N/A                 N/A            N/A         N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                                                       N/A                 N/A            N/A         N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                                                       N/A                 N/A            N/A         N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                                                       N/A                 N/A            N/A         N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                                                       N/A                 N/A            N/A         N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                                                       N/A                 N/A            N/A         N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                                                       N/A                 N/A            N/A         N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                                                       N/A                 N/A            N/A         N/A
------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                   Page 48

------------------------------------------------------------------------------------------------------------------------------------
                                                                 BROKERAGE DIRECTED FOR RESEARCH*
                                                               -------------------------------------
              FUND                                                                    AMOUNT OF                TURNOVER RATES
                                                                  AMOUNT OF          COMMISSIONS         --------------------------
                                                                 TRANSACTIONS      IMPUTED OR PAID          2006         2005
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
------------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                                                   26,399,071              28,782            202         218
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Growth                                                   6,049,129               4,132             62         122
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Value                                                            0                   0             20           2
------------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                                                              0                   0             93         105
------------------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income                                                  0<Fb>               0<Fb>          1<Fb>     N/A
------------------------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income                                               0<Fb>               0<Fb>          0<Fb>     N/A
------------------------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income                                               0<Fb>               0<Fb>          0<Fb>     N/A
------------------------------------------------------------------------------------------------------------------------------------
Select Value                                                       257,457,395             382,710              7          12
------------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                                               0                   0            194         169
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity                                                     6,198,451              11,523             88          88
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value                                                    136,377,105             124,583             77          70
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                                                     0                   0            178         137
------------------------------------------------------------------------------------------------------------------------------------
Value                                                                        0                   0             46          40
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
------------------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                                                52,050,046              26,001             19          24
------------------------------------------------------------------------------------------------------------------------------------
Real Estate                                                          9,671,160               8,060             47          63
------------------------------------------------------------------------------------------------------------------------------------


FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
------------------------------------------------------------------------------------------------------------------------------------
Cash Management                                                              0                   0            N/A         N/A
------------------------------------------------------------------------------------------------------------------------------------

Core Bond                                                                    0                   0            301<Fe>     313<Fe>
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Equity                                                           0                   0            137          64
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity                                         0<Fc>               0<Fc>         14<Fc>     N/A
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                                                  0<Fd>               0<Fd>         40<Fd>     N/A
------------------------------------------------------------------------------------------------------------------------------------
Floating Rate                                                                0<Fd>               0<Fd>         49<Fd>     N/A
------------------------------------------------------------------------------------------------------------------------------------
Growth                                                             885,759,208           1,596,985            134         136
------------------------------------------------------------------------------------------------------------------------------------
Income Opportunities                                                         0                   0            130         124
------------------------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities                                               0                   0             58          43
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                                                   904,595,395           1,271,910            116         128
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                                                     12,197,207              13,702             46          57
------------------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond                                                        0                   0            328<Fe>     316<Fe>
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            2005         2004

------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                                                        0                   0             28          30
------------------------------------------------------------------------------------------------------------------------------------

Diversified Bond                                                             0                   0            300<Fe>     279

------------------------------------------------------------------------------------------------------------------------------------
Massachusetts Tax-Exempt                                                     0                   0              9          14
------------------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt                                                          0                   0              9          32
------------------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                                                         0                   0             15          23
------------------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt                                                          0                   0             30          36
------------------------------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt                                                              0                   0             33          17
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
------------------------------------------------------------------------------------------------------------------------------------
Balanced                                                           132,024,106              14,004            130         131
------------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                                           12,690,978              14,045             24          18
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                                                0                   0             26           9
------------------------------------------------------------------------------------------------------------------------------------
Strategic Allocation                                                         0                   0            134         127
------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                   Page 49

------------------------------------------------------------------------------------------------------------------------------------
                                                                 BROKERAGE DIRECTED FOR RESEARCH*
                                                               -------------------------------------
              FUND                                                                    AMOUNT OF                TURNOVER RATES
                                                                  AMOUNT OF          COMMISSIONS         --------------------------
                                                                 TRANSACTIONS      IMPUTED OR PAID          2005         2004
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income                                        N/A                 N/A            N/A         N/A
------------------------------------------------------------------------------------------------------------------------------------
Disciplined International Equity                                           N/A                 N/A            N/A         N/A
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                                                             0                   0            124         128
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                                                      N/A                 N/A            N/A         N/A
------------------------------------------------------------------------------------------------------------------------------------
European Equity                                                              0                   0             56          73
------------------------------------------------------------------------------------------------------------------------------------
Global Bond                                                                  0                   0             73          92
------------------------------------------------------------------------------------------------------------------------------------
Global Equity                                                                0                   0             93         104
------------------------------------------------------------------------------------------------------------------------------------

Global Technology                                                    3,005,998               6,521            115<Ff>     349

------------------------------------------------------------------------------------------------------------------------------------
International Aggressive Growth                                     86,243,642             210,111             67          87
------------------------------------------------------------------------------------------------------------------------------------
International Equity                                                77,046,229             143,276            110         111
------------------------------------------------------------------------------------------------------------------------------------
International Opportunity                                                    0                   0             93          98
------------------------------------------------------------------------------------------------------------------------------------
International Select Value                                          55,832,306              77,471             22          23
------------------------------------------------------------------------------------------------------------------------------------
International Small Cap                                             34,092,349              70,621             80          66
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                                                      0                   0             16          25
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                                               0                   0             27          26
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                                              0                   0             29          21
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                                                       0                   0             30          22
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                                                      0                   0            N/A         N/A
------------------------------------------------------------------------------------------------------------------------------------

 <F*> Reported numbers include third party soft dollar commissions and portfolio manager directed commissions directed for research. RiverSource also receives proprietary research from brokers, but because these are bundled commissions for which the research portion is not distinguishable from the execution portion, their amounts have not been included in the table.

<Fa>  For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.

<Fb>  For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.


<Fc>  For the period from May 18, 2006 (when shares became publicly available)
      to July 31, 2006.

<Fd>  For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.

<Fe>  A significant portion of the turnover was the result of "roll"
      transactions in the liquid derivatives and Treasury securities. In the derivative transactions, positions in expiring contracts are liquidated and simultaneously replaced with positions in new contracts with equivalent characteristics. In the Treasury transactions, existing holdings are sold to purchase newly issued securities with slightly longer maturity dates. Although these transactions affect the turnover rate of the portfolio, they do not change the risk exposure or result in material transaction costs. The remaining turnover resulted from strategic reallocations and relative value trading. After transaction costs, we expect this activity to enhance the returns on the overall fund.

<Ff>  The variation in turnover rate can be attributed to several factors.
      During this year, there were opportunities to get into positions at very good risk/reward levels and due to this and due to the fact that the technology market has been essentially flat and stocks have not been appreciating significantly during the period there is less need for turnover in the portfolio. The turnover in the fund will fluctuate where we would expect to see larger turnover when we see more volatility in the overall index and lower turnover with lower volatility in the index.




Statement of Additional Information - Sept. 29, 2006                   Page 50

As of the end of the most recent fiscal period, the fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                                        TABLE 7. SECURITIES OF REGULAR BROKERS OR DEALERS

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                      VALUE OF SECURITIES OWNED
                  FUND                                                  ISSUER                         AT END OF FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                         None                                                        N/A
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                       None                                                        N/A
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                           None                                                        N/A
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive                None                                                        N/A
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative              None                                                        N/A
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                       None                                                        N/A
---------------------------------------------------------------------------------------------------------------------------------
Small Company Index                                  Investment Technology Group                                     $4,072,039
                                                     LaBranche & Co.                                                  1,488,214
                                                     Piper Jaffray Companies                                          1,902,361
---------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                        Ameriprise Financial                                               240,681
                                                     Bear Stearns Companies                                             344,730
                                                     Citigroup                                                        5,662,684
                                                     E*Trade Financial                                                  233,856
                                                     Freedom Investments                                                351,153
                                                     Goldman Sachs Group                                              1,529,879
                                                     Lehman Brothers Holdings                                           904,077
                                                     JPMorgan Chase & Co.                                             3,342,220
                                                     Merrill Lynch & Co.                                              1,657,920
                                                     Morgan Stanley                                                   1,591,616
                                                     PNC Financial Services Group                                       455,512
                                                     Schwab (Charles)                                                   366,674
---------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
---------------------------------------------------------------------------------------------------------------------------------
Equity Value                                         Citigroup                                                       34,337,764
                                                     Goldman Sachs Group                                             14,163,913
                                                     Lehman Brothers Holdings                                        21,255,594
                                                     Merrill Lynch & Co.                                             20,612,831
                                                     Morgan Stanley                                                   5,066,056
---------------------------------------------------------------------------------------------------------------------------------
Precious Metals                                      None                                                        N/A
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                                  Investment Technology Group                                      3,947,596
                                                     Knight Capital Group CI A                                        1,815,957
                                                     LaBranche & Co.                                                    329,607
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                                     GFI Group                                                          300,663
                                                     Investment Technology Group                                        354,078
                                                     optionsXpress Holdings                                             892,611
---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                   Page 51

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                      VALUE OF SECURITIES OWNED
                  FUND                                                  ISSUER                         AT END OF FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
---------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                                               N/A                                           N/A
---------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                                               N/A                                           N/A
---------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                                               N/A                                           N/A
---------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                                               N/A                                           N/A
---------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                                               N/A                                           N/A
---------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                                               N/A                                           N/A
---------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                                               N/A                                           N/A
---------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                                               N/A                                           N/A
---------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
---------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                                    Affiliated Managers Group                                        3,273,358
                                                     Piper Jaffray Companies                                          2,252,808
---------------------------------------------------------------------------------------------------------------------------------
Fundamental Growth                                   Charles Schwab                                                   1,902,739
---------------------------------------------------------------------------------------------------------------------------------
Fundamental Value                                    Citigroup                                                       26,188,160
                                                     JPMorgan Chase & Co.                                            48,231,810
                                                     Morgan Stanley                                                   7,017,274
---------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                                      None                                                        N/A
---------------------------------------------------------------------------------------------------------------------------------

Income Builder Basic Income                          None                                                        N/A
---------------------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income                       None                                                        N/A
---------------------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income                       None                                                        N/A

---------------------------------------------------------------------------------------------------------------------------------
Select Value                                         Bear Stearns Companies                                             802,500
                                                     Merrill Lynch & Co.                                              2,896,400
                                                     PNC Financial Services Group                                     1,722,750
---------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                       CS First Boston Mtge Securities                                  5,417,306
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity                                     Affiliated Managers Group                                        1,294,370
                                                     Morgan Stanley & Co.                                             2,997,066
                                                     optionsXpress Holdings                                             720,250
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Value                                      Affiliated Managers Group                                          902,631
                                                     Morgan Stanley & Co.                                             9,990,219
                                                     Piper Jaffray and Companies                                        860,744
---------------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                             ChaseFlex Trust                                                    735,638
                                                     CS First Boston Mtge Securities                                  2,541,444
---------------------------------------------------------------------------------------------------------------------------------
Value                                                Citigroup                                                        6,921,720
                                                     JPMorgan Chase & Co.                                             8,148,333
                                                     Morgan Stanley                                                     398,262
                                                     Morgan Stanley & Co.                                             2,997,066
                                                     PNC Financial Services Group                                     2,023,956
---------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
---------------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                                 Citigroup                                                       35,880,912
                                                     JPMorgan Chase & Co.                                            21,474,600
---------------------------------------------------------------------------------------------------------------------------------
Real Estate                                          None                                                        N/A
---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                   Page 52

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                      VALUE OF SECURITIES OWNED
                  FUND                                                  ISSUER                         AT END OF FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
---------------------------------------------------------------------------------------------------------------------------------

Cash Management                                      Bear Stearns Companies                                         139,000,000
                                                     Citigroup Funding                                               37,000,000
                                                     Credit Suisse First Boston NY                                   87,000,000
                                                     Goldman Sachs Group                                             25,000,000
                                                     Lehman Brothers Holdings                                        67,000,000
                                                     Merrill Lynch & Co.                                             55,000,000
---------------------------------------------------------------------------------------------------------------------------------
Core Bond                                            Bear Stearns Commercial Mtg Securities                           1,205,900
                                                     Citigroup Commercial Mtge Trust                                    376,951
                                                     Citigroup/Deutsche Bank Commercial Mtge Trust                      171,657
                                                     Credit Suisse Mtge Capital Ctfs                                    375,131
                                                     CS First Boston Mtge Securities                                  1,476,403
                                                     GS Mtge Securities II                                              614,978
                                                     JP Morgan Chase Commercial Mtge Securities                       3,003,789
                                                     LB-UBS Commercial Mtge Trust                                     3,661,014
                                                     Merrill Lynch Mtge Trust                                         1,919,148
                                                     Morgan Stanley Capital I                                         4,104,900
                                                     Morgan Stanley, Dean Witter Capital I                              407,446
---------------------------------------------------------------------------------------------------------------------------------
Disciplined Equity                                   Bear Stearns Companies                                           8,407,500
                                                     Citigroup                                                       47,237,131
                                                     E*TRADE Financial                                                7,228,361
                                                     Franklin Resources                                              11,103,585
                                                     Goldman Sachs Group                                             23,908,429
                                                     JP Morgan Chase & Co.                                            9,134,128
                                                     Lehman Brothers Holdings                                        21,340,297
                                                     Merrill Lynch & Co.                                             31,053,578
                                                     Morgan Stanley                                                  12,346,058
                                                     PNC Financial Services Group                                     8,408,425
                                                     Charles Schwab                                                   3,637,235
---------------------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                          Knight Capital Group CI A                                           44,327
                                                     LaBranche & Co.                                                     51,169
                                                     Piper Jaffray Companies                                             74,993
---------------------------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity                 AG Edwards                                                          19,264
                                                     Investment Technology Group                                         45,123
                                                     Jefferies Group                                                     26,500
                                                     Knight Capital Group CI A                                           18,756
                                                     LaBranche & Co.                                                     13,308
                                                     Piper Jaffray Companies                                             21,807
                                                     Raymond James Financial                                             36,906

---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                   Page 53

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                      VALUE OF SECURITIES OWNED
                  FUND                                                  ISSUER                         AT END OF FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------------------
Floating Rate                                        Ameritrade Holding                                                 994,637
---------------------------------------------------------------------------------------------------------------------------------
Growth                                               Citigroup                                                        6,806,154
---------------------------------------------------------------------------------------------------------------------------------
Income Opportunities                                 LaBranche & Co.                                                  3,418,650
---------------------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities                       None                                                        N/A
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                                     Bear Stearns Companies                                           1,891,269
                                                     Citigroup                                                      142,425,465
                                                     Franklin Resources                                              31,692,638
                                                     Goldman Sachs Group                                              7,437,856
                                                     JP Morgan Chase & Co.                                           75,668,662
                                                     Legg Mason                                                       9,290,962
                                                     Lehman Brothers Holdings                                        36,896,275
                                                     Merrill Lynch & Co.                                             28,517,987
                                                     Morgan Stanley                                                  45,346,948
                                                     PNC Financial Services Group                                    24,116,699
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                                      American Express                                                   361,453
                                                     Citigroup                                                        3,318,607
                                                     Franklin Resources                                                 284,135
                                                     JP Morgan Chase & Co.                                            1,711,617
                                                     Legg Mason                                                          83,053
                                                     Lehman Brothers Holdings                                           908,585
                                                     Merrill Lynch & Co.                                                780,558
                                                     Morgan Stanley                                                     983,069
                                                     PNC Financial Services Group                                       449,976
---------------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond                                Bear Stearns Commercial Mtg Securities                             866,675
                                                     ChaseFlex Trust                                                    357,336
                                                     Citigroup Commercial Mtge Trust                                    424,070
                                                     Citigroup/Deutsche Bank Commercial Mtge Trust                      171,657
                                                     Credit Suisse Mtge Capital Ctfs                                    350,123
                                                     CS First Boston Mtge Securities                                    998,880
                                                     GS Mtge Securities II                                              663,808
                                                     JP Morgan Chase Commercial Mtge Securities                       2,983,942
                                                     LB-UBS Commercial Mtge Trust                                     2,307,345
                                                     Merrill Lynch Mtge Trust                                           552,125
                                                     Morgan Stanley Capital 1                                         1,466,918
                                                     Morgan Stanley, Dean Witter Capital 1                              458,376
---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                   Page 54

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                      VALUE OF SECURITIES OWNED
                  FUND                                                  ISSUER                         AT END OF FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
---------------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                                None                                                        N/A
---------------------------------------------------------------------------------------------------------------------------------
Diversified Bond                                     Bear Stearns Adjustable Rate Mortgage Trust                      7,536,103
                                                     Bear Stearns Commercial Mtge Securities                         10,586,732
                                                     Citigroup                                                       35,535,196
                                                     Citigroup Commercial Mortgage Trust                             12,098,072
                                                     CS First Boston Mtge Securities                                  7,871,786
                                                     GS Mtg Securities                                               10,184,890
                                                     JPMorgan Chase Commercial Mtge Securities                       40,751,675
                                                     LB-UBS Commercial Mtge Trust                                    67,268,305
                                                     Merrill Lynch Mtge Trust                                         4,557,707
                                                     Morgan Stanley & Co.                                             2,899,712
                                                     Morgan Stanley Capital 1                                        13,604,693
                                                     Morgan Stanley, Dean Witter Capital 1                           11,768,644
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Tax-Exempt                             None                                                        N/A
---------------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt                                  None                                                        N/A
---------------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                                 None                                                        N/A
---------------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt                                  None                                                        N/A
---------------------------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt                                      None                                                        N/A
---------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
---------------------------------------------------------------------------------------------------------------------------------
Balanced                                             Bear Stearns Commercial Mtge Securities                          2,691,282
                                                     Bear Stearns Adjustable Rate Mortgage Trust                      1,285,883
                                                     Citigroup                                                       26,730,801
                                                     Citigroup Commercial Mortgage Trust                              1,894,303
                                                     CS First Boston Mtge Securities                                  4,216,015
                                                     Franklin Resources                                               3,152,026
                                                     GS Mtg Securities II                                             1,802,859
                                                     JPMorgan Chase                                                   2,046,404
                                                     JPMorgan Chase & Co.                                            14,331,286
                                                     JPMorgan Chase Commercial Mtge Securities                        5,957,081
                                                     Legg Mason                                                       1,957,637
                                                     Lehman Brothers Holdings                                         6,048,108
                                                     LB-UBS Commercial Mtge Trust                                    11,371,831
                                                     Merrill Lynch & Co.                                              5,287,634
                                                     Merrill Lynch Mtge Trust                                           859,511
                                                     Morgan Stanley                                                   9,935,101
                                                     Morgan Stanley Capital I                                         3,509,890
                                                     Morgan Stanley, Dean Witter Capital I                            2,004,670
                                                     PNC Financial Services Group                                     4,544,533
---------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                            Citigroup                                                      173,731,632
                                                     Lehman Brothers Holdings                                        17,530,240
                                                     Merrill Lynch & Co.                                             29,834,505
                                                     Morgan Stanley                                                  14,828,106
                                                     Morgan Stanley & Co.                                            34,827,111
---------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                        Morgan Stanley & Co.                                            18,876,087
---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                   Page 55

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                      VALUE OF SECURITIES OWNED
                  FUND                                                  ISSUER                         AT END OF FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------------------
Strategic Allocation                                 Bear Stearns Adjustable Rate Mortgage Trust                        653,482
                                                     Bear Stearns Commercial Mtge Securities                          1,497,234
                                                     Bear Stearns Companies                                           2,412,415
                                                     Citigroup                                                       17,045,203
                                                     Citigroup Commercial Mortgage Trust                              1,571,411
                                                     Credit Suisse Group                                                530,415
                                                     CS First Boston Mtge Securities                                  1,348,098
                                                     Franklin Resources                                               4,447,781
                                                     GS Mtg Securities II                                               799,349
                                                     Investment Technology Group                                        560,269
                                                     JPMorgan Chase                                                     715,248
                                                     JPMorgan Chase Commercial Mtge Securities                        2,449,180
                                                     Knight Capital Group                                                97,227
                                                     LaBranche & Co.                                                    104,975
                                                     LB-UBS Commercial Mtge Trust                                     3,739,983
                                                     Lehman Brothers Holdings                                         3,769,642
                                                     Merrill Lynch & Co.                                                753,439
                                                     Merrill Lynch Mtge Trust                                           429,755
                                                     Morgan Stanley                                                   1,795,878
                                                     Morgan Stanley & Co.                                            19,193,760
                                                     Morgan Stanley Capital 1                                           295,290
                                                     Morgan Stanley, Dean Witter Capital 1                              476,043
                                                     PNC Financial Services Group                                     3,027,600
---------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
---------------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income                                        N/A                                   N/A
---------------------------------------------------------------------------------------------------------------------------------
Disciplined International Equity                                           N/A                                   N/A
---------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                                     None                                                        N/A
---------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                                                      N/A                                   N/A
---------------------------------------------------------------------------------------------------------------------------------
European Equity                                      Credit Suisse Group                                              1,040,311
---------------------------------------------------------------------------------------------------------------------------------
Global Bond                                          Bear Stearns Commercial Mtge Securities                          3,157,553
                                                     Citigroup                                                        3,212,945
                                                     Citigroup Commercial Mortgage Trust                              2,230,723
                                                     CS First Boston Mtge Securities                                  3,728,501
                                                     GS Mtg Securities II                                             3,782,438
                                                     JPMorgan Chase & Co.                                             1,734,247
                                                     JPMorgan Chase Commercial Mtge Securities                        2,818,685
                                                     LB-UBS Commercial Mtge Trust                                     8,553,595
                                                     Merrill Lynch Mtge Trust                                         1,077,793
                                                     Morgan Stanley Group                                             2,571,730
                                                     Morgan Stanley Capital 1                                         1,797,284
                                                     Morgan Stanley, Dean Witter Capital 1                            1,456,417
---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                   Page 56

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                      VALUE OF SECURITIES OWNED
                  FUND                                                  ISSUER                         AT END OF FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------------------
Global Equity                                        Bear Stearns Companies                                           3,979,879
                                                     Citigroup                                                       11,276,850
                                                     E*TRADE Financial                                                3,541,918
                                                     Goldman Sachs Group                                              2,938,103
                                                     Lehman Brothers Holdings                                         4,408,283
---------------------------------------------------------------------------------------------------------------------------------
Global Technology                                    None                                                        N/A
---------------------------------------------------------------------------------------------------------------------------------
International Aggressive Growth                      Credit Suisse Group                                              1,235,527
                                                     Pargesa Holding                                                    748,742
---------------------------------------------------------------------------------------------------------------------------------
International Equity                                 None                                                        N/A
---------------------------------------------------------------------------------------------------------------------------------
International Opportunity                            None                                                        N/A
---------------------------------------------------------------------------------------------------------------------------------
International Select Value                           Credit Suisse Group                                             15,615,508
---------------------------------------------------------------------------------------------------------------------------------
International Small Cap                              None                                                        N/A
---------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
---------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                              None                                                        N/A
---------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                       Legg Mason                                                      59,395,102
---------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                      None                                                        N/A
---------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                               None                                                        N/A
---------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
---------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                              None                                                        N/A
---------------------------------------------------------------------------------------------------------------------------------

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH THE INVESTMENT MANAGER

Affiliates of the investment manager may engage in brokerage and other securities transactions on behalf of a fund according to procedures adopted by the Board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the Board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. The investment manager will use an affiliate only if (i) the investment manager determines that the fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the fund and (ii) the affiliate charges the fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

Information about any brokerage commissions paid by a fund in the last three fiscal periods to brokers affiliated with the fund's investment manager is contained in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.



Statement of Additional Information - Sept. 29, 2006                   Page 57

                              TABLE 8. BROKERAGE COMMISSIONS PAID TO INVESTMENT MANAGER OR AFFILIATES

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             PERCENT OF
                                                                                             AGGREGATE
                                                                  AGGREGATE                    DOLLAR      AGGREGATE     AGGREGATE
                                                                   DOLLAR                    AMOUNT OF       DOLLAR        DOLLAR
                                                                  AMOUNT OF    PERCENT OF   TRANSACTIONS   AMOUNT OF     AMOUNT OF
                                                                 COMMISSIONS   AGGREGATE     INVOLVING    COMMISSIONS   COMMISSIONS
                                                     NATURE OF     PAID TO     BROKERAGE     PAYMENT OF       PAID          PAID
           FUND                          BROKER    AFFILIATION      BROKER    COMMISSIONS   COMMISSIONS    TO BROKER     TO BROKER
                              ------------------------------------------------------------------------------------------------------
                                                                     2006                                     2005       2004
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
------------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder                         None                                                             $     0<Fa>     N/A
Aggressive
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder                         None                                                                   0<Fa>     N/A
Conservative
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                None                                                                   0<Fa>     N/A
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                None                                                                   0<Fa>     N/A
Aggressive
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                None                                                                   0<Fa>     N/A
Conservative
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total                   None                                                                   0<Fa>     N/A
Equity

------------------------------------------------------------------------------------------------------------------------------------
Small Company Index                       None                                                                   0             0
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                             None                                                                   0             0
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
Equity Value                              None                                                              10,142<F*>    14,787<F*>
------------------------------------------------------------------------------------------------------------------------------------
Precious Metals                           None                                                               3,614<F*>    24,650<F*>
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                       None                                                                   0           360<F*>
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                          None                                                                   0           757<F*>
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                      N/A                                                                N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                      N/A                                                                N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                      N/A                                                                N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                      N/A                                                                N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                      N/A                                                                N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                      N/A                                                                N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                      N/A                                                                N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                      N/A                                                                N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
------------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth             JPMorgan                  4             $   57<F*>  0.04%       0.02%             27           103
                              Securities, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Value                         None                                                                   0             0
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Growth            Goldman Sachs &           5                  0                                    38             0
                              Co.
                              ------------------------------------------------------------------------------------------------------
                              Raymond James             6                  0                                     0            15
                              Financial
------------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                           None                                                                   0             0
------------------------------------------------------------------------------------------------------------------------------------
Income Builder                            None<Fb>                                                           N/A           N/A
Basic Income
------------------------------------------------------------------------------------------------------------------------------------
Income Builder                            None<Fb>                                                           N/A           N/A
Enhanced Income
------------------------------------------------------------------------------------------------------------------------------------
Income Builder                            None<Fb>                                                           N/A           N/A
Moderate Income
------------------------------------------------------------------------------------------------------------------------------------
Select Value                  Gabelli & Co.             7             14,216      3.19        2.96         143,463       464,895
------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                   Page 58

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             PERCENT OF
                                                                                             AGGREGATE
                                                                  AGGREGATE                    DOLLAR      AGGREGATE     AGGREGATE
                                                                   DOLLAR                    AMOUNT OF       DOLLAR        DOLLAR
                                                                  AMOUNT OF    PERCENT OF   TRANSACTIONS   AMOUNT OF     AMOUNT OF
                                                                 COMMISSIONS   AGGREGATE     INVOLVING    COMMISSIONS   COMMISSIONS
                                                     NATURE OF     PAID TO     BROKERAGE     PAYMENT OF       PAID          PAID
           FUND                          BROKER    AFFILIATION      BROKER    COMMISSIONS   COMMISSIONS    TO BROKER     TO BROKER
                              ------------------------------------------------------------------------------------------------------
                                                                     2006                                     2005       2004
------------------------------------------------------------------------------------------------------------------------------------
Short Duration                            None                                                                   0             0
U.S. Government
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity                          None                                                                   0             0
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value               Goldman Sachs &           5              1,821      0.07        0.04           1,943        46,047
                              Co.
                              ------------------------------------------------------------------------------------------------------
                              Janney                    8                  0                                     0         5,130
                              Montgomery Scott
                              ------------------------------------------------------------------------------------------------------
                              Legg Mason Wood           8                  0                                 2,700             0
                              Walker, Inc.
                              ------------------------------------------------------------------------------------------------------
                              M.J. Whitman              9                  0                                     0       425,573
------------------------------------------------------------------------------------------------------------------------------------
U.S. Gov't Mortgage                       None                                                                   0             0
------------------------------------------------------------------------------------------------------------------------------------
Value                                     None                                                                   0             0
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
------------------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity          AEIS                      1                  0                                20,898<F*>   217,347<F*>
------------------------------------------------------------------------------------------------------------------------------------
Real Estate                               None                                                                   0             0<Fc>
------------------------------------------------------------------------------------------------------------------------------------


FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
------------------------------------------------------------------------------------------------------------------------------------
Cash Management                           None                                                                   0             0
------------------------------------------------------------------------------------------------------------------------------------

Core Bond                                 None                                                                   0             0
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Equity                        None                                                                   0             0
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Small and                  None<Fd>                                                              N/A           N/A
Mid Cap Equity
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Small                      None<Fe>                                                              N/A           N/A
Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Floating Rate                          None<Fe>                                                              N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
Growth                        AEIS                      1                  0                                13,720<F*>   336,098<F*>

------------------------------------------------------------------------------------------------------------------------------------
Income Opportunities                      None                                                                   0             0
------------------------------------------------------------------------------------------------------------------------------------

Inflation Protected                       None                                                                   0             0
Securities
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity              AEIS                      1                  0                                10,214<F*>     6,644<F*>
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Value               AEIS                      1                  0                                   276<F*>       595<F*>
------------------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond                     None                                                                   0             0
------------------------------------------------------------------------------------------------------------------------------------

                                                                    2005                                      2004          2003

------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                     None                                                                   0             0
------------------------------------------------------------------------------------------------------------------------------------
Diversified Bond                          None                                                                   0             0
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts Tax-Exempt                  None                                                                   0             0
------------------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt                       None                                                                   0             0
------------------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                      None                                                                   0             0
------------------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt                       None                                                                   0             0
------------------------------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt                           None                                                                   0             0
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
------------------------------------------------------------------------------------------------------------------------------------
Balanced                      AEIS                      1                  0         0           0           8,440<F*>    82,086<F*>
------------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income     AEIS                      1              1,716<F*>  0.05        0.15          73,448<F*>    73,410<F*>
------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                   Page 59

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             PERCENT OF
                                                                                             AGGREGATE
                                                                  AGGREGATE                    DOLLAR      AGGREGATE     AGGREGATE
                                                                   DOLLAR                    AMOUNT OF       DOLLAR        DOLLAR
                                                                  AMOUNT OF    PERCENT OF   TRANSACTIONS   AMOUNT OF     AMOUNT OF
                                                                 COMMISSIONS   AGGREGATE     INVOLVING    COMMISSIONS   COMMISSIONS
                                                     NATURE OF     PAID TO     BROKERAGE     PAYMENT OF       PAID          PAID
           FUND                          BROKER    AFFILIATION      BROKER    COMMISSIONS   COMMISSIONS    TO BROKER     TO BROKER
                              ------------------------------------------------------------------------------------------------------
                                                                     2005                                     2004         2003
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                 AEIS                      1                  0         0           0          39,552<F*>    23,417<F*>
------------------------------------------------------------------------------------------------------------------------------------
Strategic Allocation                      None                                                                   0             0
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------------
Absolute Return                           N/A                                                               N/A            N/A
Currency and Income
------------------------------------------------------------------------------------------------------------------------------------
Disciplined
International Equity                      N/A                                                               N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                          None                                                                   0             0
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                     N/A                                                               N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
European Equity                           None                                                                   0             0
------------------------------------------------------------------------------------------------------------------------------------
Global Bond                               None                                                                   0             0
------------------------------------------------------------------------------------------------------------------------------------
Global Equity                             None                                                                   0             0
------------------------------------------------------------------------------------------------------------------------------------
Global Technology             AEIS                      1                  0         0           0          97,718<F*>   495,249<F*>
------------------------------------------------------------------------------------------------------------------------------------
International                 JPMorgan                  4              9,426      1.40        1.26          22,343             0
Aggressive Growth             Securities, Inc.
                              ------------------------------------------------------------------------------------------------------
                              Cazenove, Inc.            4                339      0.05        0.01               0             0
------------------------------------------------------------------------------------------------------------------------------------
International Equity                      None                                                                   0             0
------------------------------------------------------------------------------------------------------------------------------------
International Opportunity                 None                                                                   0             0
------------------------------------------------------------------------------------------------------------------------------------
International Select Value    Sanford C.               10              8,829      0.86        0.30          20,637             0
                              Bernstein & Co. LLC
------------------------------------------------------------------------------------------------------------------------------------
International Small Cap                   None                                                                   0             0
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                   None                                                                   0             0
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                AEIS                      1                  0         0           0          17,994<F*>    48,993<F*>
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                           None                                                                   0             0
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                    None                                                                   0             0
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                   None                                                                   0             0
------------------------------------------------------------------------------------------------------------------------------------

<F*>  Represents brokerage clearing fees.

<F1>  American Enterprise Investment Services, Inc., a wholly-owned subsidiary of Ameriprise Financial.

<F2>  Affiliate of UBS, a subadviser.

<F3>  Affiliate of Neuberger Berman Management, Inc., a former subadviser, terminated July 24, 2003.

<F4>  Affiliate of American Century, a subadviser.

<F5>  Affiliate of Goldman Sachs Asset Management, L.P., a subadviser.

<F6>  Affiliate of Eagle Asset Management, Inc., a former subadviser, terminated April 2005.

<F7>  Affiliate of GAMCO Investors, Inc.

<F8>  Affiliate of Royce & Associates, LLC., a subadviser.

<F9>  Affiliate of Third Avenue Management, LLC., a former subadviser, terminated March 15, 2004.

<F10> Affiliate of Alliance Capital, a subadviser.

<Fa>  For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

<Fb>  For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.

<Fc>  For the period from March 4, 2004 (when shares became publicly available) to June 30, 2004.


<Fd>  For the period from May 18, 2006 (when shares became publicly available)
      to July 31, 2006.

<Fe>  For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.


Statement of Additional Information - Sept. 29, 2006                   Page 60

VALUING FUND SHARES

As of the end of the most recent fiscal period, the computation of net asset value was based on net assets divided by shares outstanding as shown in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                                                   TABLE 9. VALUING FUND SHARES

----------------------------------------------------------------------------------------------------------------------------------
                          FUND                                  NET ASSETS     SHARES OUTSTANDING    NET ASSET VALUE OF ONE SHARE
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive
   Class A                                                     $274,554,183            23,539,942                          $11.66
   Class B                                                       78,677,290             6,790,053                           11.59
   Class C                                                        6,625,802               572,204                           11.58
   Class Y                                                           73,598                 6,299                           11.68
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative
   Class A                                                       72,779,845             7,025,811                           10.36
   Class B                                                       35,941,069             3,479,541                           10.33
   Class C                                                        6,358,679               615,227                           10.34
   Class Y                                                           22,917                 2,231                           10.27
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate
   Class A                                                      410,452,525            37,117,589                           11.06
   Class B                                                      153,324,616            13,916,348                           11.02
   Class C                                                       18,297,163             1,659,289                           11.03
   Class Y                                                           35,121                 3,180                           11.04
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive
   Class A                                                      550,462,749            48,536,983                           11.34
   Class B                                                      153,725,117            13,603,884                           11.30
   Class C                                                       15,333,283             1,357,122                           11.30
   Class Y                                                           74,196                 6,535                           11.35
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative
   Class A                                                      149,387,431            13,993,001                           10.68
   Class B                                                       65,616,719             6,163,302                           10.65
   Class C                                                       10,535,671               989,022                           10.65
   Class Y                                                           26,817                 2,521                           10.64
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity
   Class A                                                      230,985,409            19,267,462                           11.99
   Class B                                                       68,038,975             5,712,460                           11.91
   Class C                                                        6,085,364               511,295                           11.90
   Class Y                                                          185,531                15,446                           12.01
----------------------------------------------------------------------------------------------------------------------------------
Small Company Index
   Class A                                                      884,035,092            98,598,963                            8.97
   Class B                                                      353,079,374            43,211,522                            8.17
   Class Y                                                       11,338,641             1,242,843                            9.12
----------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index
   Class D                                                       62,797,432            12,752,055                            4.92
   Class E                                                      218,282,185            44,141,362                            4.95
----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                   Page 61

----------------------------------------------------------------------------------------------------------------------------------
                          FUND                                  NET ASSETS     SHARES OUTSTANDING    NET ASSET VALUE OF ONE SHARE
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
----------------------------------------------------------------------------------------------------------------------------------
Equity Value
   Class A                                                      927,894,821            76,298,569                           12.16
   Class B                                                      225,717,690            18,518,112                           12.19
   Class C                                                        3,752,762               310,331                           12.09
   Class I                                                           13,028                 1,070                           12.18
   Class Y                                                       12,817,996             1,053,127                           12.17
----------------------------------------------------------------------------------------------------------------------------------
Precious Metals
   Class A                                                       87,002,631             5,904,662                           14.73
   Class B                                                       20,298,893             1,456,935                           13.93
   Class C                                                        1,914,924               138,680                           13.81
   Class I                                                           14,701                   989                           14.86
   Class Y                                                           77,459                 5,212                           14.86
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage
   Class A                                                      603,322,076            83,470,357                            7.23
   Class B                                                      200,000,182            29,548,837                            6.77
   Class C                                                       12,052,669             1,780,485                            6.77
   Class I                                                       13,079,545             1,769,704                            7.39
   Class Y                                                          862,334               117,713                            7.33
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth
   Class A                                                      148,638,914            27,402,154                            5.42
   Class B                                                       63,046,718            12,094,723                            5.21
   Class C                                                        6,026,458             1,155,756                            5.21
   Class I                                                       18,742,088             3,403,180                            5.51
   Class Y                                                          293,170                53,658                            5.46
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                                               N/A                N/A                         N/A
----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                                               N/A                N/A                         N/A
----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                                               N/A                N/A                         N/A
----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                                               N/A                N/A                         N/A
----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                                               N/A                N/A                         N/A
----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                                               N/A                N/A                         N/A
----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                                               N/A                N/A                         N/A
----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                                               N/A                N/A                         N/A
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
----------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth
   Class A                                                      417,938,522            50,038,917                            8.35
   Class B                                                      119,066,739            14,580,903                            8.17
   Class C                                                        1,962,794               240,391                            8.17
   Class I                                                       74,482,579             8,841,560                            8.42
   Class Y                                                          111,863                13,331                            8.39
----------------------------------------------------------------------------------------------------------------------------------
Fundamental Growth
   Class A                                                       20,450,998             3,360,217                            6.09
   Class B                                                        7,294,807             1,228,621                            5.94
   Class C                                                          612,756               103,093                            5.94
   Class I                                                      136,879,180            22,283,868                            6.14
   Class Y                                                           41,335                 6,741                            6.13
----------------------------------------------------------------------------------------------------------------------------------
Fundamental Value
   Class A                                                      740,994,065           122,459,397                            6.05
   Class B                                                      281,336,084            47,798,821                            5.89
   Class C                                                       18,027,515             3,051,330                            5.91
   Class I                                                       85,711,567            14,037,723                            6.11
   Class Y                                                          773,060               127,109                            6.08
----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                   Page 62

----------------------------------------------------------------------------------------------------------------------------------
                          FUND                                  NET ASSETS     SHARES OUTSTANDING    NET ASSET VALUE OF ONE SHARE
----------------------------------------------------------------------------------------------------------------------------------
High Yield Bond
   Class A                                                    1,535,483,470           530,995,227                            2.89
   Class B                                                      432,579,549           149,692,333                            2.89
   Class C                                                       27,857,618             9,696,262                            2.87
   Class I                                                       24,008,981             8,308,786                            2.89
   Class Y                                                          715,095               247,523                            2.89
----------------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income
   Class A                                                       19,244,987             1,927,394                            9.98
   Class B                                                        4,751,862               476,470                            9.97
   Class C                                                          698,459                69,950                            9.99
   Class Y                                                           44,896                 4,495                            9.99
----------------------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income
   Class A                                                       49,638,491             4,981,799                            9.96
   Class B                                                        9,581,422               962,358                            9.96
   Class C                                                        2,082,761               209,114                            9.96
   Class Y                                                           32,268                 3,238                            9.97
----------------------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income
   Class A                                                       56,738,487             5,686,176                            9.98
   Class B                                                       10,243,754             1,028,294                            9.96
   Class C                                                        1,913,540               191,872                            9.97
   Class Y                                                           39,605                 3,967                            9.98
----------------------------------------------------------------------------------------------------------------------------------
Select Value
   Class A                                                      462,618,574            63,621,494                            7.27
   Class B                                                      151,084,709            21,400,655                            7.06
   Class C                                                        9,685,589             1,371,804                            7.06
   Class I                                                       13,011,082             1,767,912                            7.36
   Class Y                                                           81,330                11,117                            7.32
----------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government
   Class A                                                      640,796,129           136,877,022                            4.68
   Class B                                                      338,374,051            72,270,651                            4.68
   Class C                                                       14,524,073             3,102,467                            4.68
   Class I                                                       62,447,956            13,322,741                            4.69
   Class Y                                                       18,582,745             3,968,098                            4.68
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity
   Class A                                                      301,740,278            50,185,615                            6.01
   Class B                                                       60,305,938            10,418,435                            5.79
   Class C                                                        4,028,030               696,761                            5.78
   Class I                                                       13,723,448             2,252,911                            6.09
   Class Y                                                        3,785,809               623,527                            6.07
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Value
   Class A                                                      684,925,134           102,738,724                            6.67
   Class B                                                      295,732,446            45,754,001                            6.46
   Class C                                                       19,259,021             2,974,187                            6.48
   Class I                                                       12,568,001             1,860,614                            6.75
   Class Y                                                          243,580                36,297                            6.71
----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage
   Class A                                                      126,321,891            25,654,153                            4.92
   Class B                                                       64,490,312            13,091,553                            4.93
   Class C                                                        6,740,180             1,368,131                            4.93
   Class I                                                        6,171,017             1,254,745                            4.92
   Class Y                                                       34,633,492             7,037,905                            4.92
----------------------------------------------------------------------------------------------------------------------------------
Value
   Class A                                                      221,591,869            41,066,770                            5.40
   Class B                                                      106,232,019            20,212,427                            5.26
   Class C                                                        7,160,611             1,358,478                            5.27
   Class I                                                       87,436,522            16,078,349                            5.44
   Class Y                                                          118,717                21,893                            5.42
----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                   Page 63

----------------------------------------------------------------------------------------------------------------------------------
                          FUND                                  NET ASSETS     SHARES OUTSTANDING    NET ASSET VALUE OF ONE SHARE
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
----------------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity
   Class A                                                      906,971,478           115,786,940                            7.83
   Class B                                                      274,504,819            35,285,690                            7.78
   Class C                                                       14,574,762             1,874,964                            7.77
   Class I                                                       45,885,824             5,846,870                            7.85
   Class Y                                                          904,278               115,208                            7.85
----------------------------------------------------------------------------------------------------------------------------------
Real Estate
   Class A                                                      106,759,679             6,978,620                           15.30
   Class B                                                       26,621,803             1,751,718                           15.20
   Class C                                                        1,607,303               105,752                           15.20
   Class I                                                       57,039,643             3,721,231                           15.33
   Class Y                                                          235,492                15,433                           15.26
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
----------------------------------------------------------------------------------------------------------------------------------

Cash Management
   Class A                                                    3,692,186,974         3,690,335,608                            1.00
   Class B                                                      102,977,657           103,122,495                            1.00
   Class C                                                        2,505,203             2,504,691                            1.00
   Class I                                                       63,330,870            63,304,092                            1.00
   Class Y                                                       83,702,809            83,724,233                            1.00
----------------------------------------------------------------------------------------------------------------------------------
Core Bond
   Class A                                                       36,444,626             3,852,039                            9.46
   Class B                                                       10,873,923             1,148,606                            9.47
   Class C                                                          571,721                60,377                            9.47
   Class I                                                      174,472,816            18,462,593                            9.45
   Class Y                                                          101,354                10,714                            9.46
----------------------------------------------------------------------------------------------------------------------------------
Disciplined Equity
   Class A                                                    1,367,875,719           203,067,775                            6.74
   Class B                                                       73,443,835            11,039,576                            6.65
   Class C                                                        2,713,393               408,104                            6.65
   Class I                                                      252,289,749            37,225,107                            6.78
   Class Y                                                      224,143,502            33,166,659                            6.76
----------------------------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity
   Class A                                                        9,296,475             1,039,096                            8.95
   Class B                                                           37,166                 4,160                            8.93
   Class C                                                            8,931                 1,000                            8.93
   Class I                                                           60,937                 6,809                            8.95
   Class Y                                                           10,415                 1,164                            8.95
----------------------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value
   Class A                                                       11,292,945             1,156,138                            9.77
   Class B                                                          232,254                23,871                            9.73
   Class C                                                           28,867                 2,966                            9.73
   Class I                                                        3,192,276               326,326                            9.78
   Class Y                                                            9,774                 1,000                            9.77
----------------------------------------------------------------------------------------------------------------------------------
Floating Rate
   Class A                                                      188,670,468            18,775,287                           10.05
   Class B                                                       22,712,533             2,260,218                           10.05
   Class C                                                        6,246,038               621,541                           10.05
   Class I                                                       58,941,954             5,867,379                           10.05
   Class Y                                                           39,240                 3,906                           10.05
----------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Sept. 29, 2006                   Page 64

----------------------------------------------------------------------------------------------------------------------------------
                          FUND                                  NET ASSETS     SHARES OUTSTANDING    NET ASSET VALUE OF ONE SHARE
----------------------------------------------------------------------------------------------------------------------------------
Growth
   Class A                                                    2,350,963,254            82,166,864                           28.61
   Class B                                                      462,284,256            17,737,114                           26.06
   Class C                                                       18,728,947               718,480                           26.07
   Class I                                                      255,882,653             8,730,515                           29.31
   Class Y                                                      265,173,004             9,103,369                           29.13
----------------------------------------------------------------------------------------------------------------------------------
Income Opportunities
   Class A                                                      193,826,099            19,193,076                           10.10
   Class B                                                       56,859,933             5,632,539                           10.09
   Class C                                                        5,758,331               570,511                           10.09
   Class I                                                       92,818,603             9,178,858                           10.11
   Class Y                                                          330,981                32,755                           10.10
----------------------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities
   Class A                                                       93,669,588             9,649,345                            9.71
   Class B                                                       34,339,164             3,539,225                            9.70
   Class C                                                        2,904,301               299,314                            9.70
   Class I                                                      147,737,154            15,221,186                            9.71
   Class Y                                                        2,043,173               210,530                            9.70
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity
   Class A                                                    5,460,885,070         1,010,532,146                            5.40
   Class B                                                    1,169,108,420           220,862,389                            5.29
   Class C                                                       34,951,011             6,589,829                            5.30
   Class I                                                      105,402,088            19,384,483                            5.44
   Class Y                                                    1,068,831,758           195,574,986                            5.47
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Value
   Class A                                                       62,855,365            10,692,320                            5.88
   Class B                                                       18,984,583             3,261,457                            5.82
   Class C                                                        1,108,078               190,515                            5.82
   Class I                                                       13,208,587             2,234,787                            5.91
   Class Y                                                           33,938                 5,753                            5.90
----------------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond
   Class A                                                       71,486,220             7,469,159                            9.57
   Class B                                                       15,185,460             1,587,239                            9.57
   Class C                                                        1,635,940               171,057                            9.56
   Class I                                                       65,611,060             6,852,982                            9.57
   Class Y                                                            9,570                 1,000                            9.57

----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
----------------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt
   Class A                                                      189,684,740            35,995,218                            5.27
   Class B                                                       16,159,650             3,068,100                            5.27
   Class C                                                        3,056,044               579,245                            5.28
----------------------------------------------------------------------------------------------------------------------------------
Diversified Bond
   Class A                                                    1,774,392,052           362,799,390                            4.89
   Class B                                                      484,320,317            99,003,330                            4.89
   Class C                                                       18,092,300             3,693,765                            4.90
   Class I                                                            9,963                 2,037                            4.89
   Class Y                                                      202,310,332            41,351,259                            4.89
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Tax-Exempt
   Class A                                                       56,077,745            10,296,587                            5.45
   Class B                                                       17,522,009             3,217,293                            5.45
   Class C                                                        1,368,946               251,459                            5.44
----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                   Page 65

----------------------------------------------------------------------------------------------------------------------------------
                          FUND                                  NET ASSETS     SHARES OUTSTANDING    NET ASSET VALUE OF ONE SHARE
----------------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt
   Class A                                                       53,273,688             9,955,048                            5.35
   Class B                                                        5,477,255             1,023,070                            5.35
   Class C                                                        1,841,153               343,994                            5.35
----------------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt
   Class A                                                      341,393,866            63,764,004                            5.35
   Class B                                                       48,659,135             9,087,318                            5.35
   Class C                                                        9,005,026             1,681,783                            5.35
----------------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt
   Class A                                                       72,589,870            14,013,395                            5.18
   Class B                                                       10,908,968             2,105,995                            5.18
   Class C                                                        1,372,838               265,013                            5.18
----------------------------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt
   Class A                                                       51,047,773             9,547,336                            5.35
   Class B                                                        8,148,165             1,523,978                            5.35
   Class C                                                        1,913,283               357,731                            5.35
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
----------------------------------------------------------------------------------------------------------------------------------
Balanced
   Class A                                                      989,855,377           100,563,086                            9.84
   Class B                                                       81,235,914             8,306,982                            9.78
   Class C                                                        3,167,458               324,045                            9.77
   Class Y                                                      164,005,099            16,664,056                            9.84
----------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income
   Class A                                                    3,750,608,952           309,712,571                           12.11
   Class B                                                    1,141,027,745            94,507,900                           12.07
   Class C                                                       58,192,787             4,825,899                           12.06
   Class I                                                       95,655,178             7,887,479                           12.13
   Class Y                                                       57,832,165             4,771,115                           12.12
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value
   Class A                                                      781,926,580            91,332,628                            8.56
   Class B                                                      242,239,643            28,890,614                            8.38
   Class C                                                       13,765,933             1,641,443                            8.39
   Class I                                                       11,962,819             1,382,578                            8.65
   Class Y                                                          817,961                94,943                            8.62
----------------------------------------------------------------------------------------------------------------------------------
Strategic Allocation
   Class A                                                      937,598,891            94,157,621                            9.96
   Class B                                                       96,316,098             9,745,469                            9.88
   Class C                                                        6,951,641               705,134                            9.86
   Class Y                                                        4,286,744               430,514                            9.96
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
----------------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income                                N/A                N/A                         N/A
----------------------------------------------------------------------------------------------------------------------------------
Disciplined International Equity                                   N/A                N/A                         N/A
----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets
   Class A                                                      294,798,922            35,826,550                            8.23
   Class B                                                       73,863,781             9,501,233                            7.77
   Class C                                                        2,661,530               341,553                            7.79
   Class I                                                       19,381,418             2,322,319                            8.35
   Class Y                                                        2,447,909               293,926                            8.33
----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                                              N/A                   N/A                      N/A
----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                   Page 66

----------------------------------------------------------------------------------------------------------------------------------
                          FUND                                  NET ASSETS     SHARES OUTSTANDING    NET ASSET VALUE OF ONE SHARE
----------------------------------------------------------------------------------------------------------------------------------
European Equity
   Class A                                                       78,423,112            18,715,930                            4.19
   Class B                                                       30,637,252             7,429,954                            4.12
   Class C                                                        1,384,438               335,753                            4.12
   Class I                                                           12,031                 2,865                            4.20
   Class Y                                                           15,392                 3,668                            4.20
----------------------------------------------------------------------------------------------------------------------------------
Global Bond
   Class A                                                      353,306,100            53,604,049                            6.59
   Class B                                                      110,636,065            16,777,180                            6.59
   Class C                                                        4,262,484               649,122                            6.57
   Class I                                                       88,550,052            13,406,394                            6.61
   Class Y                                                           84,162                12,737                            6.61
----------------------------------------------------------------------------------------------------------------------------------
Global Equity
   Class A                                                      446,193,352            71,576,192                            6.23
   Class B                                                      101,828,582            17,316,751                            5.88
   Class C                                                        2,334,217               399,315                            5.85
   Class Y                                                        6,374,512             1,013,563                            6.29
----------------------------------------------------------------------------------------------------------------------------------
Global Technology
   Class A                                                      119,620,235            60,027,181                            1.99
   Class B                                                       46,433,081            26,742,918                            1.74
   Class C                                                        3,185,209             1,829,272                            1.74
   Class I                                                           11,844                 5,882                            2.01
   Class Y                                                          326,124               162,930                            2.00
----------------------------------------------------------------------------------------------------------------------------------
International Aggressive Growth
   Class A                                                      215,872,577            26,820,498                            8.05
   Class B                                                       57,819,694             7,397,837                            7.82
   Class C                                                        3,261,563               417,375                            7.81
   Class I                                                       82,548,346            10,155,034                            8.13
   Class Y                                                          515,894                63,737                            8.09
----------------------------------------------------------------------------------------------------------------------------------
International Equity
   Class A                                                       91,200,721            12,421,110                            7.34
   Class B                                                       24,016,557             3,318,677                            7.24
   Class C                                                        1,455,722               201,064                            7.24
   Class I                                                       45,221,005             6,123,641                            7.38
   Class Y                                                           94,215                12,808                            7.36
----------------------------------------------------------------------------------------------------------------------------------
International Opportunity
   Class A                                                      407,578,897            53,203,222                            7.66
   Class B                                                       81,360,280            10,929,544                            7.44
   Class C                                                        2,726,160               368,649                            7.40
   Class I                                                       49,993,704             6,452,691                            7.75
   Class Y                                                          366,531                47,574                            7.70
----------------------------------------------------------------------------------------------------------------------------------
International Select Value
   Class A                                                      998,861,154           111,046,133                            9.00
   Class B                                                      307,576,476            35,286,756                            8.72
   Class C                                                       17,029,395             1,954,898                            8.71
   Class I                                                       61,144,808             6,727,163                            9.09
   Class Y                                                          915,632               101,103                            9.06
----------------------------------------------------------------------------------------------------------------------------------
International Small Cap
   Class A                                                       65,510,944             7,438,951                            8.81
   Class B                                                       16,955,452             1,972,160                            8.60
   Class C                                                          839,377                97,387                            8.62
   Class I                                                       10,298,228             1,158,140                            8.89
   Class Y                                                           86,855                 9,817                            8.85
----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                   Page 67

----------------------------------------------------------------------------------------------------------------------------------
                          FUND                                  NET ASSETS     SHARES OUTSTANDING    NET ASSET VALUE OF ONE SHARE
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
----------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt
   Class A                                                      102,085,224            19,306,431                            5.29
   Class B                                                       16,816,090             3,182,725                            5.28
   Class C                                                        6,130,727             1,160,263                            5.28
   Class Y                                                            1,277                   243                            5.26
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth
   Class A                                                    1,376,047,279            94,971,809                           14.49
   Class B                                                      328,834,586            24,758,767                           13.28
   Class C                                                       12,425,207               935,688                           13.28
   Class I                                                       43,239,318             2,931,586                           14.75
   Class Y                                                      202,816,215            13,821,344                           14.67
----------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond
   Class A                                                      601,070,861           156,411,350                            3.84
   Class B                                                       28,874,300             7,513,770                            3.84
   Class C                                                        3,814,428               992,278                            3.84
   Class Y                                                            1,871                   487                            3.84
----------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income
   Class A                                                    3,459,967,688           788,294,542                            4.39
   Class B                                                      190,108,346            43,318,158                            4.39
   Class C                                                       23,087,288             5,258,196                            4.39
   Class Y                                                            1,979                   451                            4.39
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
----------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                                         119,798,091           119,826,052                            1.00
----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS OTHER THAN MONEY MARKET FUNDS. In determining net assets before shareholder transactions, a fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

      o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

      o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

      o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

      o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

      o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

      o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars utilizing spot exchange rates at the close of regular trading on the NYSE.

      o Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the Board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.



Statement of Additional Information - Sept. 29, 2006                   Page 68

      o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

      o Securities without a readily available market price and securities for which the price quotations or valuations received from other sources are deemed unreliable or not reflective of market value are valued at fair value as determined in good faith by the Board. The Board is responsible for selecting methods it believes provide fair value.

      o When possible, bonds are valued by a pricing service independent from the funds. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

The assets of funds-of-funds consist primarily of shares of the underlying funds, which are valued at their NAVs. Other securities held by funds-of-funds are valued as described above.

FOR MONEY MARKET FUNDS. In accordance with Rule 2a-7 of the 1940 Act, all of the securities in the fund's portfolio are valued at amortized cost. The amortized cost method of valuation is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. Amortized cost does not take into consideration unrealized capital gains or losses.

The Board has established procedures designed to stabilize the fund's price per share for purposes of sales and redemptions at $1, to the extent that it is reasonably possible to do so. These procedures include review of the fund's securities by the Board, at intervals deemed appropriate by it, to determine whether the fund's net asset value per share computed by using available market quotations deviates from a share value of $1 as computed using the amortized cost method. The Board must consider any deviation that appears and, if it exceeds 0.5%, it must determine what action, if any, needs to be taken. If the Board determines a deviation exists that may result in a material dilution of the holdings of current shareholders or investors, or in any other unfair consequences for shareholders, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions using available market quotations, making redemptions in kind, and selling securities before maturity in order to realize capital gains or losses or to shorten average portfolio maturity.

While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates the yield on the fund's shares may be higher than if valuations of securities were made based on actual market prices and estimates of market prices. Accordingly, if using the amortized cost method were to result in a lower portfolio value, a prospective investor in the fund would be able to obtain a somewhat higher yield than the investor would get if portfolio valuations were based on actual market values. Existing shareholders, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.



Statement of Additional Information - Sept. 29, 2006                   Page 69

PORTFOLIO HOLDINGS DISCLOSURE

Each fund's Board and the investment manager believe that the investment ideas of the investment manager with respect to management of a fund should benefit the fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating fund trading strategies or by using fund portfolio holdings information for stock picking. However, each fund's Board also believes that knowledge of the fund's portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.

Each fund's Board has therefore adopted the investment manager's policies and approved the investment manager's procedures, including the investment manager's oversight of subadviser practices, relating to disclosure of the fund's portfolio securities. These policies and procedures are intended to protect the confidentiality of fund portfolio holdings information and generally prohibit the release of such information until such information is made public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the fund not to provide or permit others to provide holdings information on a selective basis, and the investment manager does not intend to selectively disclose holdings information or expect that such holdings information will be selectively disclosed, except where necessary for the fund's operation or where there are legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the fund and its shareholders. Although the investment manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the fund's compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may the investment manager, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.


A complete schedule of each fund's portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws and are generally available within sixty (60) days of the end of a fund's fiscal quarter, on the SEC's website. Once holdings information is filed with the SEC, it will also be posted on the funds' website (riversource.com/funds), and it may be mailed, e-mailed or otherwise transmitted to any person.


In addition, the investment manager makes publicly available, on a monthly basis, information regarding a fund's top ten holdings (including name and percentage of a fund's assets invested in each such holding) and the percentage breakdown of a fund's investments by country, sector and industry, as applicable. This holdings information is generally made available through the website, marketing communications (including printed advertisements and sales literature), and/or telephone customer service centers that support the fund. This holdings information is generally not released until it is at least thirty (30) days old.

From time to time, the investment manager may make partial or complete fund holdings information that is not publicly available on the website or otherwise available in advance of the time restrictions noted above (1) to its affiliated and unaffiliated service providers that require the information in the normal course of business in order to provide services to the fund (including, without limitation entities identified by name in the fund's prospectus or this SAI, such as custodians, auditors, subadvisers, financial printers (Cenveo, Inc., Vestek), pricing services (including Reuters Pricing Service, FT Interactive Data Corporation, Bear Stearns Pricing Service, and Kenny S&P), proxy voting services (Investor Responsibility Research Center, Inc.), and companies that deliver or support systems that provide analytical or statistical information (including Factset Research Systems, Bloomberg, L.P.), (2) to facilitate the review and/or rating of the fund by ratings and rankings agencies (including Morningstar, Inc., Thomson Financial and Lipper Inc.), and (3) other entities that provide trading, research or other investment related services (including Citigroup, Lehman Brothers Holdings, Merrill Lynch & Co., and Morgan Stanley). In such situations, the information is released subject to confidentiality agreements, duties imposed under applicable policies and procedures (for example, applicable codes of ethics) designed to prevent the misuse of confidential information, general duties under applicable laws and regulations, or other such duties of confidentiality. In addition, the fund discloses holdings information as required by federal or state securities laws, and may disclose holdings information in response to requests by governmental authorities.



Statement of Additional Information - Sept. 29, 2006                   Page 70

Each fund's Board has adopted the policies of the investment manager and approved the procedures Ameriprise Financial has established to ensure that the fund's holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee ("PHC"). The PHC is comprised of members from the investment manager's General Counsel's Office, Compliance, and Communications. The PHC has been authorized by the fund's Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a fund and its shareholders, to consider any potential conflicts of interest between the fund, the investment manager, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by a fund's Chief Compliance Officer or the fund's General Counsel. On at least an annual basis the PHC reviews the approved recipients of selective disclosure and, where appropriate, requires a resubmission of the request, in order to re-authorize any ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the fund's shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.

Although the investment manager has set up these procedures to monitor and control selective disclosure of holdings information, there can be no assurance that these procedures will protect a fund from the potential misuse of holdings information by individuals or firms in possession of that information.

PROXY VOTING

GENERAL GUIDELINES

The funds uphold a long tradition of sound and principled corporate governance. For approximately thirty (30) years, the Board, which consists of a majority of independent directors, has voted proxies. The funds' administrator, Ameriprise Financial, provides support to the Board in connection with the proxy voting process. General guidelines are:

      o CORPORATE GOVERNANCE MATTERS -- The Board supports proxy proposals that require changes or encourage decisions that have been shown to add shareholder value over time and votes against proxy proposals that entrench management.

      o CHANGES IN CAPITAL STRUCTURE -- The Board votes for amendments to corporate documents that strengthen the financial condition of a business.

      o STOCK OPTION PLANS AND OTHER MANAGEMENT COMPENSATION ISSUES -- The Board expects thoughtful consideration to be given by a company's management to developing a balanced compensation structure providing competitive current income with long-term employee incentives directly tied to the interest of shareholders and votes against proxy proposals that dilute shareholder value excessively.

      o SOCIAL AND CORPORATE POLICY ISSUES -- The Board believes that proxy proposals should address the business interests of the corporation. Such proposals typically request that the company disclose or amend certain business practices but lack a compelling economic impact on shareholder value. In general, these matters are primarily the responsibility of management and should be reviewed by the corporation's board of directors, unless they have a substantial impact on the value of a fund's investment.

Each proposal is viewed in light of the circumstances of the company submitting the proposal.



Statement of Additional Information - Sept. 29, 2006                   Page 71

POLICY AND PROCEDURES

The policy of the Board is to vote all proxies of the companies in which a fund holds investments. The Board has implemented policies and procedures reasonably designed to ensure that there are no conflicts between interests of a fund's shareholders and those of the funds' investment manager, RiverSource Investments, or other affiliated entities.

The recommendation of the management of a company as set out in the company's proxy statement is considered. In each instance in which a fund votes against the recommendation, the Board sends a letter to senior management of the company explaining the basis for its vote. This has permitted both the company's management and the fund's Board to gain better insight into issues presented by proxy proposals. In the case of foreign corporations, proxies of companies located in some countries may not be voted due to requirements of locking up the voting shares and when time constraints prohibit the processing of proxies.

From time to time a proxy proposal is presented that has not been previously considered by the Board or that the investment manager recommends be voted different from the votes cast for similar proposals. In making recommendations to the Board about voting on a proposal, the investment manager relies on its own investment personnel (or the investment personnel of a fund's subadviser(s)) and information obtained from outside resources, including Glass Lewis & Co. The investment manager makes the recommendation in writing. The process established by the Board to vote proxies requires that either Board members or officers who are independent from the investment manager consider the recommendation and decide how to vote the proxy proposal.

Funds-of-funds only own shares of other RiverSource funds and vote proxies of those funds whenever shareholder meetings are held. Funds-of-funds will vote for, against or abstain on each proposal that the underlying RiverSource fund sets forth in its proxy soliciting material in the same percentage as the public shareholders of the underlying RiverSource fund vote the proposal. Funds-of-funds do not invest in publicly-held operating companies.

PROXY VOTING RECORD


Information regarding how a fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available without charge through riversource.com/funds, or searching the website of the SEC at www.sec.gov.



Statement of Additional Information - Sept. 29, 2006                   Page 72

INVESTING IN A FUND

Absolute Return Currency and Income Fund is currently only available to certain limited institutional investors through the sale of Class I shares. Class A, B, C and Y are currently not offered.

SALES CHARGE

Investors should understand that the purpose and function of the initial sales charge and distribution fee for Class A shares is the same as the purpose and function of the contingent deferred sales charge (CDSC) and distribution fee for Class B and Class C shares. The sales charges and distribution fees applicable to each class pay for the distribution of shares of a fund.

Shares of a fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B, Class C, Class D, Class E, Class I and Class Y there is no initial sales charge so the public offering price is the same as the NAV.

CLASS A -- CALCULATION OF THE SALES CHARGE

Sales charges are determined as shown in the following table. The table is organized by investment category. You can find your fund's investment category in Table 1.

                                                  TABLE 10. CLASS A SALES CHARGE

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                     FUND OF FUNDS - FIXED INCOME, STATE TAX-EXEMPT
                                                                                           FIXED INCOME, TAXABLE FIXED INCOME,
      FUND CATEGORY               BALANCED, EQUITY, FUND OF FUNDS - EQUITY                      TAX-EXEMPT FIXED INCOME
                               ----------------------------------------------------------------------------------------------------
                                                            SALES CHARGE<F*> AS A PERCENTAGE OF:
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL MARKET VALUE          PUBLIC OFFERING PRICE<F**> NET AMOUNT INVESTED     PUBLIC OFFERING PRICE<F**> NET AMOUNT INVESTED
-----------------------------------------------------------------------------------------------------------------------------------
Up to $49,999                             5.75%                  6.10%                     4.75%                   4.99%
-----------------------------------------------------------------------------------------------------------------------------------
$50,000-$99,999                           4.75%                  4.99%                     4.25%                   4.44%
-----------------------------------------------------------------------------------------------------------------------------------
$100,000-$249,999                         3.50%                  3.63%                     3.50%                   3.63%
-----------------------------------------------------------------------------------------------------------------------------------
$250,000-$499,999                         2.50%                  2.56%                     2.50%                   2.56%
-----------------------------------------------------------------------------------------------------------------------------------
$500,000-$999,999                         2.00%                  2.04%                     2.00%                   2.04%
-----------------------------------------------------------------------------------------------------------------------------------
$1,000,000 or more<F***>                  0.00%                  0.00%                     0.00%                   0.00%
-----------------------------------------------------------------------------------------------------------------------------------

  <F*>   Because of rounding in the calculation of purchase price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

 <F**>   Purchase price includes the sales charge.

<F***>   Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial intermediary making such a sale. Money market funds do not have a sales charge for Class A shares.

Using the sales charge schedule in the table above, for Class A, the public offering price for an investment of less than $50,000, made on the last day of the most recent fiscal period, was determined as shown in the following table. The sales charge is paid to the distributor by the person buying the shares. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.



Statement of Additional Information - Sept. 29, 2006                   Page 73

                                               TABLE 11. PUBLIC OFFERING PRICE

------------------------------------------------------------------------------------------------------------------------------
                                                                                  1.0 MINUS MAXIMUM
                       FUND                                  NET ASSET VALUE         SALES CHARGE       PUBLIC OFFERING PRICE
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                                          $11.66                 0.9425                    $12.37
------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                                         10.36                 0.9525                     10.88
------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                                             11.06                 0.9425                     11.73
------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive                                  11.34                 0.9425                     12.03
------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative                                10.68                 0.9525                     11.21
------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                                         11.99                 0.9425                     12.72
------------------------------------------------------------------------------------------------------------------------------
Small Company Index                                                     8.97                 0.9425                      9.52
------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index (for Class D)                                             4.92        No sales charge                      4.92
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
------------------------------------------------------------------------------------------------------------------------------
Equity Value                                                           12.16                 0.9425                     12.90
------------------------------------------------------------------------------------------------------------------------------
Precious Metals                                                        14.73                 0.9425                     15.63
------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                                                     7.23                 0.9425                      7.67
------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                                                        5.42                 0.9425                      5.75
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                                                     N/A                    N/A                       N/A
------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                                                     N/A                    N/A                       N/A
------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                                                     N/A                    N/A                       N/A
------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                                                     N/A                    N/A                       N/A
------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                                                     N/A                    N/A                       N/A
------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                                                     N/A                    N/A                       N/A
------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                                                     N/A                    N/A                       N/A
------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                                                     N/A                    N/A                       N/A
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                                                       8.35                 0.9425                      8.86
------------------------------------------------------------------------------------------------------------------------------
Fundamental Growth                                                      6.09                 0.9425                      6.46
------------------------------------------------------------------------------------------------------------------------------
Fundamental Value                                                       6.05                 0.9425                      6.42
------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                                                         2.89                 0.9525                      3.03
------------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income                                             9.98                 0.9525                     10.48
------------------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income                                          9.96                 0.9525                     10.46
------------------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income                                          9.98                 0.9525                     10.48
------------------------------------------------------------------------------------------------------------------------------
Select Value                                                            7.27                 0.9425                      7.71
------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                                          4.68                 0.9525                      4.91
------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity                                                        6.01                 0.9425                      6.38
------------------------------------------------------------------------------------------------------------------------------
Small Cap Value                                                         6.67                 0.9425                      7.08
------------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                                                4.92                 0.9525                      5.17
------------------------------------------------------------------------------------------------------------------------------
Value                                                                   5.40                 0.9425                      5.73
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
------------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                                                    7.83                 0.9425                      8.31
------------------------------------------------------------------------------------------------------------------------------
Real Estate                                                            15.30                 0.9425                     16.23
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
------------------------------------------------------------------------------------------------------------------------------
Cash Management                                                         1.00        No sales charge                      1.00
------------------------------------------------------------------------------------------------------------------------------

Core Bond                                                               9.46                 0.9525                      9.93
------------------------------------------------------------------------------------------------------------------------------
Disciplined Equity                                                      6.74                 0.9425                      7.15
------------------------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity                                    8.95                 0.9425                      9.50
------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                   Page 74

------------------------------------------------------------------------------------------------------------------------------
                                                                                  1.0 MINUS MAXIMUM
                       FUND                                  NET ASSET VALUE         SALES CHARGE       PUBLIC OFFERING PRICE
------------------------------------------------------------------------------------------------------------------------------

Disciplined Small Cap Value                                             9.77                 0.9425                     10.37
------------------------------------------------------------------------------------------------------------------------------
Floating Rate                                                          10.05                 0.9525                     10.55
------------------------------------------------------------------------------------------------------------------------------
Growth                                                                 28.61                 0.9425                     30.36
------------------------------------------------------------------------------------------------------------------------------
Income Opportunities                                                   10.10                 0.9525                     10.60
------------------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities                                          9.71                 0.9525                     10.19
------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                                                        5.40                 0.9425                      5.73
------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                                                         5.88                 0.9425                      6.24
------------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond                                                   9.57                 0.9525                     10.05

------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                                                   5.27                 0.9525                      5.53
------------------------------------------------------------------------------------------------------------------------------
Diversified Bond                                                        4.89                 0.9525                      5.13
------------------------------------------------------------------------------------------------------------------------------
Massachusetts Tax-Exempt                                                5.45                 0.9525                      5.72
------------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt                                                     5.35                 0.9525                      5.62
------------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                                                    5.35                 0.9525                      5.62
------------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt                                                     5.18                 0.9525                      5.44
------------------------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt                                                         5.35                 0.9525                      5.62
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
------------------------------------------------------------------------------------------------------------------------------
Balanced                                                                9.84                 0.9425                     10.44
------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                                              12.11                 0.9425                     12.85
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                                           8.56                 0.9425                      9.08
------------------------------------------------------------------------------------------------------------------------------
Strategic Allocation                                                    9.96                 0.9425                     10.57
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income                                      N/A                    N/A                       N/A
------------------------------------------------------------------------------------------------------------------------------
Disciplined International Equity                                         N/A                    N/A                       N/A
------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                                                        8.23                 0.9425                      8.73
------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                                                    N/A                    N/A                       N/A
------------------------------------------------------------------------------------------------------------------------------
European Equity                                                         4.19                 0.9425                      4.45
------------------------------------------------------------------------------------------------------------------------------
Global Bond                                                             6.59                 0.9525                      6.92
------------------------------------------------------------------------------------------------------------------------------
Global Equity                                                           6.23                 0.9425                      6.61
------------------------------------------------------------------------------------------------------------------------------
Global Technology                                                       1.99                 0.9425                      2.11
------------------------------------------------------------------------------------------------------------------------------
International Aggressive Growth                                         8.05                 0.9425                      8.54
------------------------------------------------------------------------------------------------------------------------------
International Equity                                                    7.34                 0.9425                      7.79
------------------------------------------------------------------------------------------------------------------------------
International Opportunity                                               7.66                 0.9425                      8.13
------------------------------------------------------------------------------------------------------------------------------
International Select Value                                              9.00                 0.9425                      9.55
------------------------------------------------------------------------------------------------------------------------------
International Small Cap                                                 8.81                 0.9425                      9.35
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                                                 5.29                 0.9525                      5.55
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                                         14.49                 0.9425                     15.37
------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                                         3.84                 0.9525                      4.03
------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                                                  4.39                 0.9525                      4.61
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                                                 1.00        No sales charge                      1.00
------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                   Page 75

CLASS A -- LETTER OF INTENT (LOI)

If you intend to invest $50,000 or more over a period of time, you may be able to reduce the sales charge for investments in Class A by completing a LOI form and committing to invest a certain amount. The LOI must be filed with and accepted in good order by the distributor. The LOI can start at any time and you will have up to 13 months to fulfill your commitment. The LOI start date can be backdated by up to 90 days, but backdating the LOI will shorten the going forward window by the length of the backdating. Your holdings in RiverSource funds acquired more than 90 days before your financial institution receives your signed LOI will not be counted towards the LOI commitment amount and cannot be used as the starting point for the LOI. While these purchases cannot be included within an LOI, you may still be able to take advantage of a reduced sales charge on future purchases because the historic purchases may count toward the combined market value for Rights of Accumulation. For example, if you made an investment more than 90 days ago, and that investment's current market value is $75,000, the sales charge you would pay on additional investment is 4.5% until the market value of your accounts is $100,000, at which point your sales charge will be reduced to 3.5%. If you plan to invest another $50,000 over the next 13 month period, you may not rely on a letter of intent to take immediate advantage of the lower 3.5% sales charge, but instead would naturally realize the lower sales charge of 3.5% (under Rights of Accumulation) after you invested $25,000. To take immediate advantage of the 3.5% sales charge level, you would need to sign a $100,000 LOI and then invest another $100,000. Your investments will be charged the sales charge that applies to the amount you have committed to invest under the LOI. Five percent of the commitment amount will be placed in escrow. The LOI will remain in effect for the entire 13 months, even if you reach your commitment amount. At the end of the 13-month period, the LOI will end and the shares will be released from escrow. Once the LOI has ended, future sales charges will be determined by Rights of Accumulation or the total value of the new investment combined with the market value of the existing RiverSource fund investments as described in the prospectus. If you do not invest the commitment amount by the end of the 13 months, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. The commitment amount does not include purchases in any class of RiverSource funds other than Class A; does not include reinvested dividends and directed dividends earned in any RiverSource funds; purchases in RiverSource funds held within a wrap product; and purchases of RiverSource Cash Management Fund and RiverSource Tax-Exempt Money Market Fund unless they are subsequently exchanged to Class A shares of a RiverSource fund within the 13 month period. A LOI is not an option (absolute right) to buy shares. If you purchase shares through different channels, for example, in a brokerage account or through a third party, you must inform your financial institution in writing about the LOI when placing any purchase orders during the period of the LOI. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge.

CLASS B SHARES

Class B shares have a CDSC for six years. For Class B shares purchased prior to May 21, 2005, those shares will convert to Class A shares in the ninth calendar year of ownership. For Class B shares purchased beginning May 21, 2005, those shares will convert to Class A shares one month after the eighth year of ownership.

CLASS Y SHARES

Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to a distribution fee, but have a separate shareholder service fee. The following investors are eligible to purchase Class Y shares:

      o     Qualified employee benefit plans* if the plan:

            o uses a daily transfer recordkeeping service offering participants daily access to RiverSource funds and has

                  o     at least $10 million in plan assets or

                  o     500 or more participants; or

            o     does not use daily transfer recordkeeping and has

                  o     at least $3 million invested in RiverSource funds or

                  o     500 or more participants.

                  A plan that qualifies for investment in Class E or Y may continue to invest in Class E or Y even if it subsequently falls below the required level of assets or participants.



Statement of Additional Information - Sept. 29, 2006                   Page 76

      o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These institutions must have at least $10 million in RiverSource funds.

      o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit plan described above.

      o State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

* Eligibility must be determined in advance. To do so, contact your financial advisor.

MONEY MARKET FUNDS

The minimum purchase amount for directors, officers and employees of the fund or the investment manager and Ameriprise Financial Services financial advisors is $1,000 (except payroll deduction plans), with a minimum additional purchase amount of $100 on a monthly systematic purchase plan. The minimum amount for additional purchases in a direct-at-fund account is $25 monthly.

SYSTEMATIC INVESTMENT PROGRAMS

You decide how often to make payments -- monthly, quarterly, or semiannually. Provided your account meets the minimum balance requirement, you are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. A fund also can change the program or end it at any time.

REJECTION OF BUSINESS

Each fund and RiverSource Service Corporation reserve the right to reject any business, in its sole discretion.

SELLING SHARES

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the applicable prospectus.

During an emergency, the Board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of a fund to redeem shares for more than seven days. Such emergency situations would occur if:

      o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

      o Disposal of a fund's securities is not reasonably practicable or it is not reasonably practicable for the fund to determine the fair value of its net assets, or

      o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should a fund stop selling shares, the Board may make a deduction from the value of the assets held by the fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all shareholders.

Each fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the fund as determined by the Board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should a fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.



Statement of Additional Information - Sept. 29, 2006                   Page 77

PAY-OUT PLANS

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem shares, you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of a fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please consult your financial institution. Your authorization must be received at least five days before the date you want your payments to begin. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders in a way that can be handled efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. Each fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

PLAN #1: PAY-OUT FOR A FIXED PERIOD OF TIME

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

PLAN #2: REDEMPTION OF A FIXED NUMBER OF SHARES

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

PLAN #3: REDEMPTION OF A FIXED DOLLAR AMOUNT

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

PLAN #4: REDEMPTION OF A PERCENTAGE OF NET ASSET VALUE

Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $100 if the value of your account is $20,000 on the payment date.



Statement of Additional Information - Sept. 29, 2006                   Page 78

CAPITAL LOSS CARRYOVER

For federal income tax purposes, certain funds had total capital loss carryovers at the end of the most recent fiscal period that, if not offset by subsequent capital gains, will expire as follows. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                                                  TABLE 12. CAPITAL LOSS CARRYOVER

------------------------------------------------------------------------------------------------------------------------------------
                                TOTAL            AMOUNT            AMOUNT            AMOUNT            AMOUNT            AMOUNT
        FUND                CAPITAL LOSS        EXPIRING          EXPIRING          EXPIRING          EXPIRING          EXPIRING
                             CARRYOVERS          IN 2007           IN 2008           IN 2009           IN 2010           IN 2011
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder                        0
Aggressive
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder                        0
Conservative
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder                        0
Moderate
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder                        0
Moderate Aggressive
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder                        0
Moderate Conservative
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder                        0
Total Equity
------------------------------------------------------------------------------------------------------------------------------------
Small Company Index                      0
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                   32,236,725                 0                 0         2,387,603         5,416,211                 0
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
Equity Value                   110,768,162                 0                 0                 0                 0        68,592,915
------------------------------------------------------------------------------------------------------------------------------------
Precious Metals                  1,549,744                 0                 0                 0                 0                 0
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                      0
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                         0
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                   N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                   N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                   N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                   N/A
------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                               AMOUNT            AMOUNT            AMOUNT            AMOUNT
        FUND                  EXPIRING          EXPIRING          EXPIRING          EXPIRING
                               IN 2012           IN 2013           IN 2014           IN 2015
-------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-------------------------------------------------------------------------------------------------
Portfolio Builder
Aggressive
-------------------------------------------------------------------------------------------------
Portfolio Builder
Conservative
-------------------------------------------------------------------------------------------------
Portfolio Builder
Moderate
-------------------------------------------------------------------------------------------------
Portfolio Builder
Moderate Aggressive
-------------------------------------------------------------------------------------------------
Portfolio Builder
Moderate Conservative
-------------------------------------------------------------------------------------------------
Portfolio Builder
Total Equity
-------------------------------------------------------------------------------------------------
Small Company Index
-------------------------------------------------------------------------------------------------
S&P 500 Index                   14,802,476         9,630,435                 0                 0
-------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-------------------------------------------------------------------------------------------------
Equity Value                    42,175,247                 0                 0                 0
-------------------------------------------------------------------------------------------------
Precious Metals                          0         1,549,744                 0                 0
-------------------------------------------------------------------------------------------------
Small Cap Advantage
-------------------------------------------------------------------------------------------------
Small Cap Growth
-------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-------------------------------------------------------------------------------------------------
Retirement Plus 2010
-------------------------------------------------------------------------------------------------
Retirement Plus 2015
-------------------------------------------------------------------------------------------------
Retirement Plus 2020
-------------------------------------------------------------------------------------------------
Retirement Plus 2025
-------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                   Page 79

------------------------------------------------------------------------------------------------------------------------------------
                                TOTAL            AMOUNT            AMOUNT            AMOUNT            AMOUNT            AMOUNT
        FUND                CAPITAL LOSS        EXPIRING          EXPIRING          EXPIRING          EXPIRING          EXPIRING
                             CARRYOVERS          IN 2007           IN 2008           IN 2009           IN 2010           IN 2011
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                   N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                   N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                   N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                   N/A
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
------------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth            1,227,447,858                 0        20,090,427       841,156,325       315,348,051        23,741,111
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Growth                       0
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Value                        0
------------------------------------------------------------------------------------------------------------------------------------
High Yield Bond              1,406,515,123                 0        80,574,095       226,001,198       517,121,802       552,664,309
------------------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income             48                 0                 0                 0                 0                 0
------------------------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced                  6                 0                 0                 0                 0                 0
Income
------------------------------------------------------------------------------------------------------------------------------------
Income Builder Moderate                 17                 0                 0                 0                 0                 0
Income
------------------------------------------------------------------------------------------------------------------------------------
Select Value                    17,611,971                 0                 0                 0                 0        15,103,541
------------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S.            216,881,168                 0        35,174,077       117,356,906                 0                 0
Government
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity                46,312,769                 0                 0         4,182,470        42,130,299                 0
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value                          0
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage         1,999,586                 0                 0                 0                 0                 0
------------------------------------------------------------------------------------------------------------------------------------
Value                                    0
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
------------------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity           462,203,460                 0                 0                 0                 0       462,203,460
------------------------------------------------------------------------------------------------------------------------------------
Real Estate                              0
------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                               AMOUNT            AMOUNT            AMOUNT            AMOUNT
        FUND                  EXPIRING          EXPIRING          EXPIRING          EXPIRING
                               IN 2012           IN 2013           IN 2014           IN 2015
-------------------------------------------------------------------------------------------------
Retirement Plus 2030
-------------------------------------------------------------------------------------------------
Retirement Plus 2035
-------------------------------------------------------------------------------------------------
Retirement Plus 2040
-------------------------------------------------------------------------------------------------
Retirement Plus 2045
-------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-------------------------------------------------------------------------------------------------
Aggressive Growth               27,111,944                 0                 0                 0
-------------------------------------------------------------------------------------------------
Fundamental Growth
-------------------------------------------------------------------------------------------------
Fundamental Value
-------------------------------------------------------------------------------------------------
High Yield Bond                          0                 0        19,048,600        11,105,119
-------------------------------------------------------------------------------------------------
Income Builder Basic Income              0                 0                48                 0
-------------------------------------------------------------------------------------------------
Income Builder Enhanced                  0                 0                 6                 0
Income
-------------------------------------------------------------------------------------------------
Income Builder Moderate                  0                 0                17                 0
Income
-------------------------------------------------------------------------------------------------
Select Value                     2,508,430                 0                 0                 0
-------------------------------------------------------------------------------------------------
Short Duration U.S.                      0        36,267,962        20,469,230         7,612,993
Government
-------------------------------------------------------------------------------------------------
Small Cap Equity                         0                 0                 0                 0
-------------------------------------------------------------------------------------------------
Small Cap Value
-------------------------------------------------------------------------------------------------
U.S. Government Mortgage                 0                 0           545,026         1,454,560
-------------------------------------------------------------------------------------------------
Value
-------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-------------------------------------------------------------------------------------------------
Dividend Opportunity                     0                 0                 0                 0
-------------------------------------------------------------------------------------------------
Real Estate
-------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                   Page 80

------------------------------------------------------------------------------------------------------------------------------------
                                TOTAL            AMOUNT            AMOUNT            AMOUNT            AMOUNT            AMOUNT
                            CAPITAL LOSS        EXPIRING          EXPIRING          EXPIRING          EXPIRING          EXPIRING
        FUND                 CARRYOVERS          IN 2007           IN 2008           IN 2009           IN 2010           IN 2011
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
------------------------------------------------------------------------------------------------------------------------------------
Cash Management                          0
------------------------------------------------------------------------------------------------------------------------------------

Core Bond                        3,154,192                 0                 0                 0                 0                 0
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Equity                       0
------------------------------------------------------------------------------------------------------------------------------------
Disciplined                         93,125                 0                 0                 0                 0                 0
Small and Mid
Cap Equity
------------------------------------------------------------------------------------------------------------------------------------
Disciplined                              0
Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Floating Rate                            0
------------------------------------------------------------------------------------------------------------------------------------
Growth                         535,377,023                 0                 0                 0       166,602,696       368,774,327
------------------------------------------------------------------------------------------------------------------------------------
Income                           1,475,572                 0                 0                 0                 0                 0
Opportunities
------------------------------------------------------------------------------------------------------------------------------------
Inflation                        1,946,291                 0                 0                 0                 0                 0
Protected
Securities
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity               241,864,902                         132,187,540        76,012,213        19,803,207        13,861,942
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                          0
------------------------------------------------------------------------------------------------------------------------------------
Limited                          3,814,855                 0                 0                 0                 0                 0
Duration Bond

------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
California                               0
Tax-Exempt
------------------------------------------------------------------------------------------------------------------------------------
Diversified Bond               104,817,787                 0                 0        78,698,873        26,118,914                 0
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts                            0
Tax-Exempt
------------------------------------------------------------------------------------------------------------------------------------
Michigan                                 0
Tax-Exempt
------------------------------------------------------------------------------------------------------------------------------------
Minnesota                                0
Tax-Exempt
------------------------------------------------------------------------------------------------------------------------------------
New York                                 0
Tax-Exempt
------------------------------------------------------------------------------------------------------------------------------------
Ohio                                87,465                 0                 0                 0                 0                 0
Tax-Exempt
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
------------------------------------------------------------------------------------------------------------------------------------
Balanced                       836,509,970                 0                 0                 0       442,946,112       368,676,980
------------------------------------------------------------------------------------------------------------------------------------
Diversified                              0
Equity Income
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                            0
------------------------------------------------------------------------------------------------------------------------------------
Strategic                      112,166,989                 0                 0                 0         9,602,040       102,564,949
Allocation
------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                               AMOUNT            AMOUNT            AMOUNT            AMOUNT
                              EXPIRING          EXPIRING          EXPIRING          EXPIRING
        FUND                   IN 2012           IN 2013           IN 2014           IN 2015
-------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-------------------------------------------------------------------------------------------------

Cash Management
-------------------------------------------------------------------------------------------------
Core Bond                                0                 0           526,700         2,627,492
-------------------------------------------------------------------------------------------------
Disciplined
Equity
-------------------------------------------------------------------------------------------------
Disciplined                              0                 0            93,125                 0
Small and Mid
Cap Equity
-------------------------------------------------------------------------------------------------
Disciplined
Small Cap Value
-------------------------------------------------------------------------------------------------
Floating Rate
-------------------------------------------------------------------------------------------------
Growth                                   0                 0                 0                 0
-------------------------------------------------------------------------------------------------
Income                                   0                 0                 0         1,475,572
Opportunities
-------------------------------------------------------------------------------------------------
Inflation                                0                 0                 0         1,946,291
Protected
Securities
-------------------------------------------------------------------------------------------------
Large Cap Equity                         0                 0                 0                 0
-------------------------------------------------------------------------------------------------
Large Cap Value
-------------------------------------------------------------------------------------------------
Limited                                  0                 0           388,116         3,426,739
Duration Bond

-------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-------------------------------------------------------------------------------------------------
California
Tax-Exempt
-------------------------------------------------------------------------------------------------
Diversified Bond                         0                 0                 0                 0
-------------------------------------------------------------------------------------------------
Massachusetts
Tax-Exempt
-------------------------------------------------------------------------------------------------
Michigan
Tax-Exempt
-------------------------------------------------------------------------------------------------
Minnesota
Tax-Exempt
-------------------------------------------------------------------------------------------------
New York
Tax-Exempt
-------------------------------------------------------------------------------------------------
Ohio                                     0            87,465                 0                 0
Tax-Exempt
-------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-------------------------------------------------------------------------------------------------
Balanced                        24,886,878                 0                 0                 0
-------------------------------------------------------------------------------------------------
Diversified
Equity Income
-------------------------------------------------------------------------------------------------
Mid Cap Value
-------------------------------------------------------------------------------------------------
Strategic                                0                 0                 0                 0
Allocation
-------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                   Page 81

------------------------------------------------------------------------------------------------------------------------------------
                                TOTAL            AMOUNT            AMOUNT            AMOUNT            AMOUNT            AMOUNT
                            CAPITAL LOSS        EXPIRING          EXPIRING          EXPIRING          EXPIRING          EXPIRING
        FUND                 CARRYOVERS          IN 2007           IN 2008           IN 2009           IN 2010           IN 2011
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------------
Absolute Return                        N/A
Currency
and Income
------------------------------------------------------------------------------------------------------------------------------------
Disciplined                            N/A
International
Equity
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                   898,826                 0                 0           898,826                 0                 0
------------------------------------------------------------------------------------------------------------------------------------
Emerging                               N/A
Markets Bond
------------------------------------------------------------------------------------------------------------------------------------
European Equity                 88,587,807                 0                 0        67,052,074        16,514,518         5,021,215
------------------------------------------------------------------------------------------------------------------------------------
Global Bond                      6,100,374                 0                 0                 0         6,100,374                 0
------------------------------------------------------------------------------------------------------------------------------------
Global Equity                  565,449,466                 0                 0       391,304,630       143,634,885        30,509,951
------------------------------------------------------------------------------------------------------------------------------------
Global                         386,068,821                 0                 0       304,769,594        81,299,227                 0
Technology
------------------------------------------------------------------------------------------------------------------------------------
International                            0
Aggressive
Growth
------------------------------------------------------------------------------------------------------------------------------------
International                            0
Equity
------------------------------------------------------------------------------------------------------------------------------------
International                  419,302,462                 0                 0       321,807,492        59,231,998        38,262,972
Opportunity
------------------------------------------------------------------------------------------------------------------------------------
International                            0
Select Value
------------------------------------------------------------------------------------------------------------------------------------
International                            0
Small Cap
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
------------------------------------------------------------------------------------------------------------------------------------
Intermediate                             0
Tax-Exempt
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                           0
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                          0
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt                               0
High Income
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt                          22,784                 0               166                 0            18,331                 0
Money Market
------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                               AMOUNT            AMOUNT            AMOUNT            AMOUNT
                              EXPIRING          EXPIRING          EXPIRING          EXPIRING
        FUND                   IN 2012           IN 2013           IN 2014           IN 2015
-------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-------------------------------------------------------------------------------------------------
Absolute Return
Currency
and Income
-------------------------------------------------------------------------------------------------
Disciplined
International
Equity
-------------------------------------------------------------------------------------------------
Emerging Markets                         0                 0                 0                 0
-------------------------------------------------------------------------------------------------
Emerging
Markets Bond
-------------------------------------------------------------------------------------------------
European Equity                          0                 0                 0                 0
-------------------------------------------------------------------------------------------------
Global Bond                              0                 0                 0                 0
-------------------------------------------------------------------------------------------------
Global Equity                            0                 0                 0                 0
-------------------------------------------------------------------------------------------------
Global                                   0                 0                 0                 0
Technology
-------------------------------------------------------------------------------------------------
International
Aggressive
Growth
-------------------------------------------------------------------------------------------------
International
Equity
-------------------------------------------------------------------------------------------------
International                            0                 0                 0                 0
Opportunity
-------------------------------------------------------------------------------------------------
International
Select Value
-------------------------------------------------------------------------------------------------
International                            0
Small Cap
-------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-------------------------------------------------------------------------------------------------
Intermediate
Tax-Exempt
-------------------------------------------------------------------------------------------------
Mid Cap Growth
-------------------------------------------------------------------------------------------------
Tax-Exempt Bond
-------------------------------------------------------------------------------------------------
Tax-Exempt
High Income
-------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-------------------------------------------------------------------------------------------------
Tax-Exempt                               0             4,287                 0                 0
Money Market
-------------------------------------------------------------------------------------------------

It is unlikely that the Board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.



Statement of Additional Information - Sept. 29, 2006                   Page 82

TAXES

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held more than one year).

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

FOR EXAMPLE

You purchase 100 shares of an Equity Fund having a public offering price of $10.00 per share. With a sales load of 5.75%, you pay $57.50 in sales load. With a NAV of $9.425 per share, the value of your investment is $942.50. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.425, and purchase a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $57.50 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having a $100.00 gain ($1,100.00 - $1,000.00), you have a $157.50 gain ($1,100.00 - $942.50). You can include the
$57.50 sales load in the calculation of your tax gain or loss when you sell shares in the second fund.

The following paragraphs provide information based on a fund's investment category. You can find your fund's investment category in Table 1.

FOR STATE TAX-EXEMPT FIXED INCOME AND TAX-EXEMPT FIXED INCOME FUNDS, all distributions of net investment income during the year will have the same percentage designated as tax-exempt. This annual percentage is expected to be substantially the same as the percentage of tax-exempt income actually earned during any particular distribution period.

FOR BALANCED, EQUITY, FUNDS-OF-FUNDS, TAXABLE MONEY MARKET AND TAXABLE FIXED INCOME FUNDS, if you have a nonqualified investment in a fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged exceeds annual contribution limitations. You should consult your tax advisor for further details about this complex subject.

Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of a fund's dividend that is attributable to dividends the fund received from domestic (U.S.) securities. For the most recent fiscal period, net investment income dividends qualified for the corporate deduction as shown in the following table.

Under current tax law, the maximum tax paid on dividends by individuals is 15% (5% for taxpayers in the 10% and 15% brackets) for tax years through 2010. The maximum capital gain rate for securities sold on or after May 6, 2003 through 2010 is 15% (5% for taxpayers in the 10% and 15% brackets).

Only certain qualified dividend income (QDI) will be subject to the 15% and 5% tax rates. QDI is dividends earned from domestic corporations and qualified foreign corporations. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established U.S. securities market (ADRs), and certain other corporations eligible for relief under an income tax treaty with the U.S. that includes an exchange of information agreement (except Barbados). Excluded are passive foreign investment companies (PFICs), foreign investment companies and foreign personal holding companies. Holding periods for shares must also be met to be eligible for QDI treatment (60 days for common stock and 90 days for preferreds). The QDI for individuals for the most recent fiscal period is shown in the table below. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.



Statement of Additional Information - Sept. 29, 2006                   Page 83

                              TABLE 13. CORPORATE DEDUCTION AND QUALIFIED DIVIDEND INCOME
------------------------------------------------------------------------------------------------------------------------
                                                PERCENT OF DIVIDENDS QUALIFYING              QUALIFIED DIVIDEND INCOME
                     FUND                           FOR CORPORATE DEDUCTION                       FOR INDIVIDUALS
------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                                 24.01%                                    44.44%
------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                                5.29                                     10.05
------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                                   11.64                                     21.59
------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive                        16.98                                     31.55
------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative                       8.29                                     15.39
------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                               34.10                                     63.40
------------------------------------------------------------------------------------------------------------------------
Small Company Index                                         100.00                                    100.00
------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                               100.00                                    100.00
------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
------------------------------------------------------------------------------------------------------------------------
Equity Value                                                100.00                                    100.00
------------------------------------------------------------------------------------------------------------------------
Precious Metals                                                  0                                         0
------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                                          35.64                                     36.35
------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                                                 0                                         0
------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                                           N/A                                       N/A
------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                                           N/A                                       N/A
------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                                           N/A                                       N/A
------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                                           N/A                                       N/A
------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                                           N/A                                       N/A
------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                                           N/A                                       N/A
------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                                           N/A                                       N/A
------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                                           N/A                                       N/A
------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                                            20.84                                     24.02
------------------------------------------------------------------------------------------------------------------------
Fundamental Growth                                          100.00                                    100.00
------------------------------------------------------------------------------------------------------------------------
Fundamental Value                                           100.00                                    100.00
------------------------------------------------------------------------------------------------------------------------
High Yield Bond                                               0.03                                      0.03
------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income                                  24.20                                     24.07
------------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income                               17.85                                     17.58
------------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income                               21.16                                     20.97
------------------------------------------------------------------------------------------------------------------------
Select Value                                                100.00                                    100.00
------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                                   0                                         0
------------------------------------------------------------------------------------------------------------------------
Small Cap Equity                                             38.41                                     39.74
------------------------------------------------------------------------------------------------------------------------
Small Cap Value                                              23.75                                     25.87
------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                                         0                                         0
------------------------------------------------------------------------------------------------------------------------
Value                                                       100.00                                    100.00
------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                                        100.00                                    100.00
------------------------------------------------------------------------------------------------------------------------
Real Estate                                                   0.40                                      2.86
------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
------------------------------------------------------------------------------------------------------------------------
Cash Management                                                  0                                         0
------------------------------------------------------------------------------------------------------------------------
Core Bond                                                        0                                         0
------------------------------------------------------------------------------------------------------------------------

Disciplined Equity                                           29.23                                     29.46
------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Sept. 29, 2006                   Page 84

------------------------------------------------------------------------------------------------------------------------
                                                PERCENT OF DIVIDENDS QUALIFYING              QUALIFIED DIVIDEND INCOME
                     FUND                           FOR CORPORATE DEDUCTION                       FOR INDIVIDUALS
------------------------------------------------------------------------------------------------------------------------

Disciplined Small and Mid Cap Equity                            0                                         0
------------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                                     0                                         0
------------------------------------------------------------------------------------------------------------------------
Floating Rate                                                   0                                         0
------------------------------------------------------------------------------------------------------------------------
Growth                                                        100                                       100
------------------------------------------------------------------------------------------------------------------------
Income Opportunities                                            0                                         0
------------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities                                  0                                         0
------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                                              100                                       100
------------------------------------------------------------------------------------------------------------------------
Large Cap Value                                             73.41                                     80.91

------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond                                           0                                         0
------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                                           0                                         0
------------------------------------------------------------------------------------------------------------------------
Diversified Bond                                                0                                         0
------------------------------------------------------------------------------------------------------------------------
Massachusetts Tax-Exempt                                        0                                         0
------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt                                             0                                         0
------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                                            0                                         0
------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt                                             0                                         0
------------------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt                                                 0                                         0
------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
------------------------------------------------------------------------------------------------------------------------
Balanced                                                    61.50                                     68.42
------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                                  100.00                                    100.00
------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                               78.07                                     83.61
------------------------------------------------------------------------------------------------------------------------
Strategic Allocation                                        78.92                                     99.76
------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income                           N/A                                       N/A
------------------------------------------------------------------------------------------------------------------------
Disciplined International Equity                              N/A                                       N/A
------------------------------------------------------------------------------------------------------------------------
Emerging Markets                                                0                                    100.00
------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                                         N/A                                       N/A
------------------------------------------------------------------------------------------------------------------------
European Equity                                                 0                                    100.00
------------------------------------------------------------------------------------------------------------------------
Global Bond                                                     0                                         0
------------------------------------------------------------------------------------------------------------------------
Global Equity                                              100.00                                    100.00
------------------------------------------------------------------------------------------------------------------------
Global Technology                                               0                                         0
------------------------------------------------------------------------------------------------------------------------
International Aggressive Growth                              1.48                                     99.98
------------------------------------------------------------------------------------------------------------------------
International Equity                                         0.19                                     47.51
------------------------------------------------------------------------------------------------------------------------
International Opportunity                                       0                                    100.00
------------------------------------------------------------------------------------------------------------------------
International Select Value                                      0                                         0
------------------------------------------------------------------------------------------------------------------------
International Small Cap                                         0                                     36.78
------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                                         0                                         0
------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                                  0                                         0
------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                                 0                                         0
------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                                          0                                         0
------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                                         0                                         0
------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                   Page 85

A fund may be subject to U.S. taxes resulting from holdings in a PFIC. To avoid taxation, a fund may make an election to mark to market. A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by a fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of a fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the fund will be eligible to file an election with the Internal Revenue Service under which shareholders of the fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing the shareholders' federal income taxes. If the election is filed, the fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

Capital gain distributions, if any, received by shareholders should be treated as long-term capital gains regardless of how long shareholders owned their shares. Short-term capital gains earned by a fund are paid to shareholders as part of their ordinary income dividend and are taxable. Special rates on capital gains may apply to sales of precious metals, if any, owned directly by a fund and to investments in REITs.

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time a fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Under federal tax law, by the end of a calendar year a fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. Each fund intends to comply with federal tax law and avoid any excise tax. For purposes of the excise tax distributions, section 988 ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

The Code imposes two asset diversification rules that apply to each fund as of the close of each quarter. First, as to 50% of its holdings, the fund may hold no more than 5% of its assets in securities of one issuer and no more than 10% of any one issuer's outstanding voting securities. Second, a fund cannot have more than 25% of its assets in any one issuer.

If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to the stock, the dividend will be included in gross income by the fund as of the later of (1) the date the share became ex-dividend or (2) the date the fund acquired the share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the fund, this rule may cause a fund to pay income to its shareholders that it has not actually received. To the extent that the dividend is never received, the fund will take a loss at the time that a determination is made that the dividend will not be received. Distributions, if any, that are in excess of a fund's current or accumulated earnings and profits will first reduce a shareholder's tax basis in the fund and, after the basis is reduced to zero, will generally result in capital gains to a shareholder.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to fund distributions.



Statement of Additional Information - Sept. 29, 2006                   Page 86

AGREEMENTS

INVESTMENT MANAGEMENT SERVICES AGREEMENT

RiverSource Investments is the investment manager for each fund. Under the Investment Management Services Agreement, the investment manager, subject to the policies set by the Board, provides investment management services.

For its services, the investment manager is paid a fee based on the following schedule. Each class of a fund pays its proportionate share of the fee. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day.

                                  TABLE 14. INVESTMENT MANAGEMENT SERVICES AGREEMENT FEE SCHEDULE
------------------------------------------------------------------------------------------------------------------------------------
                                                                  ANNUAL RATE AT EACH              DAILY RATE ON LAST DAY OF MOST
                      FUND                   ASSETS (BILLIONS)        ASSET LEVEL                       RECENT FISCAL PERIOD
------------------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income             First $1.0               0.890%                                  N/A
                                                 Next 1.0                0.865
                                                 Next 1.0                0.840
                                                 Next 3.0                0.815
                                                 Next 1.5                0.790
                                                 Next 1.5                0.775
                                                 Next 1.0                0.770
                                                 Next 5.0                0.760
                                                 Next 5.0                0.750
                                                 Next 4.0                0.740
                                                 Next 26.0               0.720
                                                 Over 50.0               0.700
------------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                               First $0.50              0.890                                 0.885
                                                 Next 0.50               0.865
                                                 Next 1.0                0.840
                                                 Next 1.0                0.815
                                                 Next 3.0                0.790
                                                 Over 6.0                0.765
------------------------------------------------------------------------------------------------------------------------------------
Balanced                                        First $1.0               0.530                                 0.525<F*>
                                                 Next 1.0                0.505
                                                 Next 1.0                0.480
                                                 Next 3.0                0.455
                                                 Next 1.5                0.430
                                                 Next 2.5                0.410
                                                 Next 5.0                0.390
                                                 Next 9.0                0.370
                                                 Over 24.0               0.350
------------------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                           First $0.25              0.410                      California - 0.470<F*>
Massachusetts Tax-Exempt                         Next 0.25               0.385                      Massachusetts - 0.470<F*>
Michigan Tax-Exempt                              Next 0.25               0.360                      Michigan - 0.470<F*>
Minnesota Tax-Exempt                             Next 0.25               0.345                      Minnesota - 0.461<F*>
New York Tax-Exempt                              Next 6.5                0.320                      New York - 0.470<F*>
Ohio Tax-Exempt                                  Next 2.5                0.310                      Ohio - 0.470<F*>
                                                 Next 5.0                0.300
                                                 Next 9.0                0.290
                                                 Next 26.0               0.270
                                                 Over 50.0               0.250
------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                   Page 87

--------------------------------------------------------------------------------------------------------------------------------
                                                                  ANNUAL RATE AT EACH         DAILY RATE ON LAST DAY OF MOST
          FUND                                ASSETS (BILLIONS)       ASSET LEVEL                  RECENT FISCAL PERIOD
--------------------------------------------------------------------------------------------------------------------------------

Cash Management                                  First $1.0              0.330                            0.291

                                                  Next 0.5               0.313
                                                  Next 0.5               0.295
                                                  Next 0.5               0.278
                                                  Next 2.5               0.260
                                                  Next 1.0               0.240
                                                  Next 1.5               0.220
                                                  Next 1.5               0.215
                                                  Next 1.0               0.190
                                                  Next 5.0               0.180
                                                  Next 5.0               0.170
                                                  Next 4.0               0.160
                                                  Over 24.0              0.150
--------------------------------------------------------------------------------------------------------------------------------

Core Bond                                        First $1.0              0.480            Core Bond - 0.480

Diversified Bond                                  Next 1.0               0.455            Diversified Bond - 0.500<F*>

Limited Duration Bond                             Next 1.0               0.430            Limited Duration Bond - 0.480

                                                  Next 3.0               0.405
                                                  Next 1.5               0.380
                                                  Next 1.5               0.365
                                                  Next 1.0               0.360
                                                  Next 5.0               0.350
                                                  Next 5.0               0.340
                                                  Next 4.0               0.330
                                                  Next 26.0              0.310
                                                  Over 50.0              0.290
--------------------------------------------------------------------------------------------------------------------------------

Disciplined Equity                               First $1.0              0.600            Disciplined Equity - 0.588

Diversified Equity Income                         Next 1.0               0.575            Diversified Equity Income - 0.462<F*>

Growth                                            Next 1.0               0.550            Growth - 0.570
Large Cap Equity                                  Next 3.0               0.525            Large Cap Equity - 0.538
Large Cap Value                                   Next 1.5               0.500            Large Cap Value - 0.600

                                                  Next 2.5               0.485
                                                  Next 5.0               0.470
                                                  Next 5.0               0.450
                                                  Next 4.0               0.425
                                                  Next 26.0              0.400
                                                  Over 50.0              0.375
--------------------------------------------------------------------------------------------------------------------------------
Disciplined International Equity                 First $0.25             0.800            Disciplined International Equity - N/A
European Equity                                   Next 0.25              0.775            European Equity - 0.800<F*>
Global Equity                                     Next 0.25              0.750            Global Equity - 0.784<F*>
International Opportunity                         Next 0.25              0.725            International Opportunity - 0.785<F*>
                                                  Next 1.0               0.700
                                                  Next 5.5               0.675
                                                  Next 2.5               0.660
                                                  Next 5.0               0.645
                                                  Next 5.0               0.635
                                                  Next 4.0               0.610
                                                  Next 26.0              0.600
                                                  Over 50.0              0.570
--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                   Page 88

--------------------------------------------------------------------------------------------------------------------------------
                                                                  ANNUAL RATE AT EACH         DAILY RATE ON LAST DAY OF MOST
          FUND                                 ASSETS (BILLIONS)      ASSET LEVEL                  RECENT FISCAL PERIOD
--------------------------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity              First $1.0             0.700                Disciplined Small and Mid Cap

Mid Cap Growth                                     Next 1.0              0.675                Equity - 0.700
                                                   Next 1.0              0.650                Mid Cap Growth - 0.588<F*>
                                                   Next 3.0              0.625
                                                   Next 1.5              0.600
                                                   Next 2.5              0.575
                                                   Next 5.0              0.550
                                                   Next 9.0              0.525
                                                   Next 26.0             0.500
                                                   Over 50.0             0.475
--------------------------------------------------------------------------------------------------------------------------------

Disciplined Small Cap Value                       First $0.25            0.850                               0.850

                                                   Next 0.25             0.825
                                                   Next 0.25             0.800
                                                   Next 0.25             0.775
                                                   Next 1.0              0.750
                                                   Over 2.0              0.725
--------------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                              First $0.50            0.610                               0.590
                                                   Next 0.50             0.585
                                                   Next 1.0              0.560
                                                   Next 1.0              0.535
                                                   Next 3.0              0.510
                                                   Next 4.0              0.480
                                                   Next 5.0              0.470
                                                   Next 5.0              0.450
                                                   Next 4.0              0.425
                                                   Next 26.0             0.400
                                                   Over 50.0             0.375
--------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                                  First $0.25            1.100                               1.093<F*>
                                                   Next 0.25             1.080
                                                   Next 0.25             1.060
                                                   Next 0.25             1.040
                                                   Next 1.0              1.020
                                                   Next 5.5              1.000
                                                   Next 2.5              0.985
                                                   Next 5.0              0.970
                                                    Net 5.0              0.960
                                                   Next 4.0              0.935
                                                   Next 26.0             0.920
                                                   Over 50.0             0.900
--------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                             First $0.25            0.720                Emerging Markets Bond - N/A
Global Bond                                        Next 0.25             0.695                Global Bond - 0.754<F*>
                                                   Next 0.25             0.670
                                                   Next 0.25             0.645
                                                   Next 6.5              0.620
                                                   Next 2.5              0.605
                                                   Next 5.0              0.590
                                                   Next 5.0              0.580
                                                   Next 4.0              0.560
                                                   Next 26.0             0.540
                                                   Over 50.0             0.520
--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                   Page 89

--------------------------------------------------------------------------------------------------------------------------------
                                                                  ANNUAL RATE AT EACH          DAILY RATE ON LAST DAY OF MOST
          FUND                                ASSETS (BILLIONS)       ASSET LEVEL                   RECENT FISCAL PERIOD
--------------------------------------------------------------------------------------------------------------------------------
Equity Value                                     First $0.50             0.530                              0.512
                                                  Next 0.50              0.505
                                                  Next 1.0               0.480
                                                  Next 1.0               0.455
                                                  Next 3.0               0.430
                                                  Over 6.0               0.400
--------------------------------------------------------------------------------------------------------------------------------

Floating Rate                                    First $1.0              0.610                 Floating Rate - 0.610
Income Opportunities                              Next 1.0               0.585                 Income Opportunities - 0.610

                                                  Next 1.0               0.560
                                                  Next 3.0               0.535
                                                  Next 1.5               0.510
                                                  Next 1.5               0.495
                                                  Next 1.0               0.470
                                                  Next 5.0               0.455
                                                  Next 5.0               0.445
                                                  Next 4.0               0.420
                                                  Next 26.0              0.405
                                                  Over 50.0              0.380
--------------------------------------------------------------------------------------------------------------------------------
Fundamental Growth                               First $1.0              0.780                              0.780
                                                  Next 1.0               0.755
                                                  Next 1.0               0.730
                                                  Next 3.0               0.705
                                                  Over 6.0               0.680
--------------------------------------------------------------------------------------------------------------------------------
Fundamental Value                                First $0.50             0.730                 Fundamental Value - 0.713
Value                                             Next 0.50              0.705                 Value - 0.730
                                                  Next 1.0               0.680
                                                  Next 1.0               0.655
                                                  Next 3.0               0.630
                                                  Over 6.0               0.600
--------------------------------------------------------------------------------------------------------------------------------
Global Technology                                First $0.25             0.720                              0.720
                                                  Next 0.25              0.695
                                                  Next 0.25              0.670
                                                  Next 0.25              0.645
                                                  Next 1.0               0.620
                                                  Over 2.0               0.595
--------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                                  First $1.0              0.590                              0.577
                                                  Next 1.0               0.565
                                                  Next 1.0               0.540
                                                  Next 3.0               0.515
                                                  Next 1.5               0.490
                                                  Next 1.5               0.475
                                                  Next 1.0               0.450
                                                  Next 5.0               0.435
                                                  Next 5.0               0.425
                                                  Next 4.0               0.400
                                                  Next 26.0              0.385
                                                  Over 50.0              0.360
--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                   Page 90

--------------------------------------------------------------------------------------------------------------------------------
                                                                    ANNUAL RATE AT EACH        DAILY RATE ON LAST DAY OF MOST
          FUND                                ASSETS (BILLIONS)         ASSET LEVEL                 RECENT FISCAL PERIOD
--------------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income                          N/A                    N/A                Income Builder Funds - N/A
Income Builder Enhanced Income                                                                 Portfolio Builder Funds - 0.080<F*>
Income Builder Moderate Income                                                                 Retirement Plus Funds - N/A
Portfolio Builder Aggressive
Portfolio Builder Conservative
Portfolio Builder Moderate
Portfolio Builder Moderate Aggressive
Portfolio Builder Moderate Conservative
Portfolio Builder Total Equity
Retirement Plus 2010
Retirement Plus 2015
Retirement Plus 2020
Retirement Plus 2025
Retirement Plus 2030
Retirement Plus 2035
Retirement Plus 2040
Retirement Plus 2045
--------------------------------------------------------------------------------------------------------------------------------

Inflation Protected Securities                    First $1.0               0.440                               0.440

                                                   Next 1.0                0.415
                                                   Next 1.0                0.390
                                                   Next 3.0                0.365
                                                   Next 1.5                0.340
                                                   Next 1.5                0.325
                                                   Next 1.0                0.320
                                                   Next 5.0                0.310
                                                   Next 5.0                0.300
                                                   Next 4.0                0.290
                                                  Next 26.0                0.270
                                                  Over 50.0                0.250
--------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                           First $1.0               0.390                               0.450<F*>
                                                   Next 1.0                0.365
                                                   Next 1.0                0.340
                                                   Next 3.0                0.315
                                                   Next 1.5                0.290
                                                   Next 2.5                0.280
                                                   Next 5.0                0.270
                                                  Next 35.0                0.260
                                                  Over 50.0                0.250
--------------------------------------------------------------------------------------------------------------------------------
International Aggressive Growth                  First $0.25               1.000                               0.992
                                                  Next 0.25                0.975
                                                  Next 0.25                0.950
                                                  Next 0.25                0.925
                                                   Next 1.0                0.900
                                                   Over 2.0                0.875
--------------------------------------------------------------------------------------------------------------------------------
International Equity                             First $0.25               0.970                               0.970
                                                  Next 0.25                0.945
                                                  Next 0.25                0.920
                                                  Next 0.25                0.895
                                                   Next 1.0                0.870
                                                   Over 2.0                0.845
--------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Sept. 29, 2006                   Page 91

--------------------------------------------------------------------------------------------------------------------------------
                                                                  ANNUAL RATE AT EACH           DAILY RATE ON LAST DAY OF MOST
          FUND                               ASSETS (BILLIONS)        ASSET LEVEL                    RECENT FISCAL PERIOD
--------------------------------------------------------------------------------------------------------------------------------
International Select Value                      First $0.25              0.900                               0.845
                                                 Next 0.25               0.875
                                                 Next 0.25               0.850
                                                 Next 0.25               0.825
                                                  Next 1.0               0.800
                                                  Over 2.0               0.775
--------------------------------------------------------------------------------------------------------------------------------
International Small Cap                         First $0.25              1.120                               1.120
                                                 Next 0.25               1.095
                                                 Next 0.25               1.070
                                                 Next 0.25               1.045
                                                  Next 1.0               1.020
                                                  Over 2.0               0.995
--------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                    First $1.0              0.700                              0.699<F*>
                                                  Next 1.0               0.675
                                                  Next 1.0               0.650
                                                  Next 3.0               0.625
                                                  Next 1.5               0.600
                                                  Next 2.5               0.575
                                                  Next 5.0               0.550
                                                  Next 9.0               0.525
                                                 Next 26.0               0.500
                                                 Over 50.0               0.475
--------------------------------------------------------------------------------------------------------------------------------
Precious Metals                                 First $0.25              0.800                               0.800
                                                 Next 0.25               0.775
                                                 Next 0.25               0.750
                                                 Next 0.25               0.725
                                                  Next 1.0               0.700
                                                  Over 2.0               0.675
--------------------------------------------------------------------------------------------------------------------------------
Real Estate                                      First $1.0              0.840                               0.840
                                                  Next 1.0               0.815
                                                  Next 1.0               0.790
                                                  Next 3.0               0.765
                                                  Next 6.0               0.740
                                                 Next 12.0               0.730
                                                 Over 24.0               0.720
--------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                    First $1.0              0.220                              0.220<F*>
                                                  Next 1.0               0.210
                                                  Next 1.0               0.200
                                                  Next 4.5               0.190
                                                  Next 2.5               0.180
                                                  Next 5.0               0.170
                                                  Next 9.0               0.160
                                                 Next 26.0               0.140
                                                 Over 50.0               0.120
--------------------------------------------------------------------------------------------------------------------------------
Select Value                                    First $0.50              0.780                               0.775
                                                 Next 0.50               0.755
                                                  Next 1.0               0.730
                                                  Next 1.0               0.705
                                                  Next 3.0               0.680
                                                  Over 6.0               0.650
--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                   Page 92

--------------------------------------------------------------------------------------------------------------------------------
                                                                    ANNUAL RATE AT EACH        DAILY RATE ON LAST DAY OF MOST
          FUND                                ASSETS (BILLIONS)         ASSET LEVEL                 RECENT FISCAL PERIOD
--------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                   First $1.0                0.480                        0.478
                                                  Next 1.0                 0.455
                                                  Next 1.0                 0.430
                                                  Next 3.0                 0.405
                                                  Next 1.5                 0.380
                                                  Next 1.5                 0.365
                                                  Next 1.0                 0.340
                                                  Next 5.0                 0.325
                                                  Next 5.0                 0.315
                                                  Next 4.0                 0.290
                                                  Next 26.0                0.275
                                                  Over 50.0                0.250
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                              First $0.25               0.790                        0.760
                                                  Next 0.25                0.765
                                                  Next 0.25                0.740
                                                  Next 0.25                0.715
                                                  Next 1.0                 0.690
                                                  Over 2.0                 0.665
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity                                 First $0.25               0.970                        0.961
                                                  Next 0.25                0.945
                                                  Next 0.25                0.920
                                                  Next 0.25                0.895
                                                  Over 1.0                 0.870
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                                 First $0.25               0.920                        0.920
                                                  Next 0.25                0.895
                                                  Next 0.25                0.870
                                                  Next 0.25                0.845
                                                  Next 1.0                 0.820
                                                  Over 2.0                 0.795
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Value                                  First $0.25               0.970                        0.932
                                                  Next 0.25                0.945
                                                  Next 0.25                0.920
                                                  Next 0.25                0.895
                                                  Over 1.0                 0.870
--------------------------------------------------------------------------------------------------------------------------------
Small Company Index                              First $0.25               0.360                        0.340<F*>
                                                  Next 0.25                0.350
                                                  Next 0.25                0.340
                                                  Next 0.25                0.330
                                                  Next 6.5                 0.320
                                                  Next 7.5                 0.300
                                                  Next 9.0                 0.280
                                                  Next 26.0                0.260
                                                  Over 50.0                0.240
--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                   Page 93

--------------------------------------------------------------------------------------------------------------------------------
                                                                    ANNUAL RATE AT EACH        DAILY RATE ON LAST DAY OF MOST
          FUND                                 ASSETS (BILLIONS)        ASSET LEVEL                 RECENT FISCAL PERIOD
--------------------------------------------------------------------------------------------------------------------------------
Strategic Allocation                              First $1.0               0.570                        0.516<F*>
                                                   Next 1.0                0.545
                                                   Next 1.0                0.520
                                                   Next 3.0                0.495
                                                   Next 1.5                0.470
                                                   Next 2.5                0.450
                                                   Next 5.0                0.430
                                                   Next 9.0                0.410
                                                   Over 24.0               0.390
--------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                   First $1.0               0.410                        0.450<F*>
                                                   Next 1.0                0.385
                                                   Next 1.0                0.360
                                                   Next 3.0                0.335
                                                   Next 1.5                0.310
                                                   Next 2.5                0.300
                                                   Next 5.0                0.290
                                                   Next 9.0                0.280
                                                   Next 26.0               0.260
                                                   Over 50.0               0.250
--------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                            First $1.0               0.470                        0.456<F*>
                                                   Next 1.0                0.445
                                                   Next 1.0                0.420
                                                   Next 3.0                0.395
                                                   Next 1.5                0.370
                                                   Next 2.5                0.360
                                                   Next 5.0                0.350
                                                   Next 9.0                0.340
                                                   Next 26.0               0.320
                                                   Over 50.0               0.300
--------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                           First $1.0               0.330                        0.360<F*>
                                                   Next 0.5                0.313
                                                   Next 0.5                0.295
                                                   Next 0.5                0.278
                                                   Next 2.5                0.260
                                                   Next 1.0                0.240
                                                   Next 1.5                0.220
                                                   Next 1.5                0.215
                                                   Next 1.0                0.190
                                                   Next 5.0                0.180
                                                   Next 5.0                0.170
                                                   Next 4.0                0.160
                                                   Over 24.0               0.150
--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                   Page 94

----------------------------------------------------------------------------------------------------------------------
                                                             ANNUAL RATE AT EACH       DAILY RATE ON LAST DAY OF MOST
          FUND                          ASSETS (BILLIONS)        ASSET LEVEL                RECENT FISCAL PERIOD
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                   First $1.0               0.480                       0.480
                                            Next 1.0                0.455
                                            Next 1.0                0.430
                                            Next 3.0                0.405
                                            Next 1.5                0.380
                                            Next 1.5                0.365
                                            Next 1.0                0.360
                                            Next 5.0                0.350
                                            Next 5.0                0.340
                                            Next 4.0                0.330
                                            Next 26.0               0.310
                                            Over 50.0               0.290
----------------------------------------------------------------------------------------------------------------------

<F*>  Effective March 1, 2006, the funds' shareholders approved a change to the Investment Management fee schedule under the Investment Management Services Agreement between RiverSource Investments, LLC and the funds.

For Equity and Balanced Funds, except for S&P 500 Index and Small Company Index, before the fee based on the asset charge is paid, it is adjusted for the fund's investment performance relative to a Lipper Index (Index) as shown in the table below. The adjustment increased or decreased the fee for the last fiscal period as shown in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                                          TABLE 15. LIPPER INDEXES
-------------------------------------------------------------------------------------------------------------
               FUND                                 LIPPER INDEX                 FEE INCREASE OR (DECREASE)
-------------------------------------------------------------------------------------------------------------
FISCAL YEAR ENDING MARCH 31
-------------------------------------------------------------------------------------------------------------
Equity Value                               Lipper Large-Cap Value Funds                           $1,268,814
-------------------------------------------------------------------------------------------------------------
Precious Metals                            Lipper Gold Funds                                         (94,844)
-------------------------------------------------------------------------------------------------------------
Small Cap Advantage                        Lipper Small-Cap Core Funds                               (72,920)
-------------------------------------------------------------------------------------------------------------
Small Cap Growth                           Lipper Small-Cap Growth Funds                            (142,912)
-------------------------------------------------------------------------------------------------------------
FISCAL YEAR ENDING MAY 31
-------------------------------------------------------------------------------------------------------------
Aggressive Growth                          Lipper Mid-Cap Growth Funds                               (10,780)
-------------------------------------------------------------------------------------------------------------
Fundamental Growth                         Lipper Large-Cap Growth Funds                             (76,111)
-------------------------------------------------------------------------------------------------------------
Fundamental Value                          Lipper Large-Cap Value Funds                               56,343
-------------------------------------------------------------------------------------------------------------
Select Value                               Lipper Multi-Cap Value Funds                             (358,864)
-------------------------------------------------------------------------------------------------------------
Small Cap Equity                           Lipper Small-Cap Core Funds                               110,839
-------------------------------------------------------------------------------------------------------------
Small Cap Value                            Lipper Small-Cap Value Funds                             (890,341)
-------------------------------------------------------------------------------------------------------------
Value                                      Lipper Large-Cap Value Funds                             (282,436)
-------------------------------------------------------------------------------------------------------------
FISCAL YEAR ENDING JUNE 30
-------------------------------------------------------------------------------------------------------------
Dividend Opportunity                       Lipper Equity Income Funds                                545,369
-------------------------------------------------------------------------------------------------------------
Real Estate                                Lipper Real Estate Funds                                   95,523
-------------------------------------------------------------------------------------------------------------
FISCAL YEAR ENDING JULY 31
-------------------------------------------------------------------------------------------------------------

Disciplined Equity                         Lipper Large-Cap Core Funds                                77,739
-------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity       Lipper Mid-Cap Core Funds                                       0
-------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                Lipper Small-Cap Value Funds                                    0
-------------------------------------------------------------------------------------------------------------
Growth                                     Lipper Large-Cap Growth Funds                             135,722
-------------------------------------------------------------------------------------------------------------
Large Cap Equity                           Lipper Large-Cap Core Funds                            (2,273,700)
-------------------------------------------------------------------------------------------------------------
Large Cap Value                            Lipper Large-Cap Value Funds                              (65,158)
-------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                   Page 95

-------------------------------------------------------------------------------------------------------------
               FUND                                   LIPPER INDEX               FEE INCREASE OR (DECREASE)
-------------------------------------------------------------------------------------------------------------
FISCAL YEAR ENDING SEPTEMBER 30
-------------------------------------------------------------------------------------------------------------
Balanced                                   Lipper Balanced Funds                                     188,433
-------------------------------------------------------------------------------------------------------------
Diversified Equity Income                  Lipper Equity Income Funds                              4,016,026
-------------------------------------------------------------------------------------------------------------
Mid Cap Value                              Lipper Mid-Cap Value Funds                                573,945
-------------------------------------------------------------------------------------------------------------
Strategic Allocation                       Lipper Flexible Portfolio Funds                           722,849
-------------------------------------------------------------------------------------------------------------
FISCAL YEAR ENDING OCTOBER 31
-------------------------------------------------------------------------------------------------------------
Disciplined International Equity           Lipper International Large-Cap Core Funds                     N/A
-------------------------------------------------------------------------------------------------------------
Emerging Markets                           Lipper Emerging Markets Funds                            (251,371)
-------------------------------------------------------------------------------------------------------------
European Equity                            Lipper European Funds                                    (150,680)
-------------------------------------------------------------------------------------------------------------
Global Equity                              Lipper Global Funds                                       417,773
-------------------------------------------------------------------------------------------------------------
Global Technology                          Lipper Science and Technology Funds                       197,924
-------------------------------------------------------------------------------------------------------------
International Aggressive Growth<F*>        Lipper International Multi-Cap Growth Funds               122,027
-------------------------------------------------------------------------------------------------------------
International Equity                       Lipper International Funds                               (117,424)
-------------------------------------------------------------------------------------------------------------
International Opportunity<F*>              Lipper International Large-Cap Core Funds                (312,535)
-------------------------------------------------------------------------------------------------------------
International Select Value<F**>            Lipper International Multi-Cap Value Funds                303,325
-------------------------------------------------------------------------------------------------------------
International Small Cap                    Lipper International Small-Cap Funds                      (91,346)
-------------------------------------------------------------------------------------------------------------
FISCAL YEAR ENDING NOVEMBER 30
-------------------------------------------------------------------------------------------------------------
Mid Cap Growth                             Lipper Mid-Cap Growth Funds                            (1,315,340)
-------------------------------------------------------------------------------------------------------------

 <F*> The index against which the Fund's performance was measured prior to
      Jan. 1, 2005 was the Lipper International Funds Index.

<F**> The index against which the Fund's performance was measured prior to
      July 1, 2004 was the Lipper International Funds Index.


The adjustment, determined monthly, will be determined by measuring the percentage difference over a rolling 12-month period between the performance of one Class A share of the fund and the change in the Index. The performance difference is then used to determine the adjustment rate. The adjustment rate, computed to five decimal places, is determined in accordance with the following table. The table is organized by fund category. You can find your fund's category in Table 1.

                                      TABLE 16. PERFORMANCE INCENTIVE ADJUSTMENT CALCULATION
----------------------------------------------------------------------------------------------------------------------------------
                          EQUITY FUNDS                                                     BALANCED FUNDS
----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE                                                        PERFORMANCE
DIFFERENCE                          ADJUSTMENT RATE                DIFFERENCE                       ADJUSTMENT RATE
----------------------------------------------------------------------------------------------------------------------------------
0.00%-0.50%            0                                           0.00%-0.50%         0
----------------------------------------------------------------------------------------------------------------------------------
0.50%-1.00%            6 basis points times the performance        0.50%-1.00%         6 basis points times the performance
                       difference over 0.50%, times 100 (maximum                       difference over 0.50%, times 100 (maximum
                       of 3 basis points if a 1% performance                           of 3 basis points if a 1% performance
                       difference)                                                     difference)
----------------------------------------------------------------------------------------------------------------------------------
1.00%-2.00%            3 basis points, plus 3 basis points times   1.00%-2.00%         3 basis points, plus 3 basis points times
                       the performance difference over 1.00%,                          the performance difference over 1.00%,
                       times 100 (maximum 6 basis points if a 2%                       times 100 (maximum 6 basis points if a 2%
                       performance difference)                                         performance difference)
----------------------------------------------------------------------------------------------------------------------------------
2.00%-4.00%            6 basis points, plus 2 basis points times   2.00%-3.00%         6 basis points, plus 2 basis points times
                       the performance difference over 2.00%,                          the performance difference over 2.00%,
                       times 100 (maximum 10 basis points if a                         times 100 (maximum 8 basis points if a 3%
                       4% performance difference)                                      performance difference)
----------------------------------------------------------------------------------------------------------------------------------
4.00%-6.00%            10 basis points, plus 1 basis point times   3.00% or more       8 basis points
                       the performance difference over 4.00%,
                       times 100 (maximum 12 basis points if a
                       6% performance difference)
----------------------------------------------------------------------------------------------------------------------------------
6.00% or more          12 basis points
----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                   Page 96

For example, if the performance difference for an Equity Fund is 2.38%, the adjustment rate is 0.000676 (0.0006 [6 basis points] plus 0.0038 [the 0.38% performance difference over 2.00%] x 0.0002 [2 basis points] x 100 (0.000076)). Rounded to five decimal places, the adjustment rate is 0.00068. The maximum adjustment rate for the fund is 0.0012 per year. Where the fund's Class A performance exceeds that of the Index, the fee paid to the investment manager will increase. Where the performance of the Index exceeds the performance of the fund's Class A shares, the fee paid to the investment manager will decrease. The 12-month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed.


If an Index ceases to be published for a period of more than 90 days, changes in any material respect, otherwise becomes impracticable or, at the discretion of the Board, is no longer appropriate to use for purposes of a performance incentive adjustment, for example, if Lipper reclassifies the fund from one peer group to another, the Board may take action it deems appropriate and in the best interests of shareholders, including:

(1) discontinuance of the performance incentive adjustment until such time as it approves a substitute index; or


(2) adoption of a methodology to transition to a substitute index it has approved.

Transitions. In the case of a change in index, a fund's performance will be compared to a 12 month blended index return that reflects the performance of the current index for the portion of the 12 month performance measurement period beginning the effective date of the current index and the performance of the prior index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the prior index will be eliminated from the performance incentive adjustment calculation, and the calculation will include only the performance of the current index.

The management fee is paid monthly. Under the agreement, a fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees and charges; fidelity bond premiums; certain legal fees; registration fees for shares; consultants' fees; compensation of Board members, officers and employees not employed by the investment manager or its affiliates; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by a fund, approved by the Board.

The table below shows the total management fees paid by each fund for the last three fiscal periods as well as nonadvisory expenses, net of earnings credits, waivers and expenses reimbursed by the investment manager and its affiliates. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                                         TABLE 17. MANAGEMENT FEES AND NONADVISORY EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
                                                            MANAGEMENT FEES                         NONADVISORY EXPENSES
                   FUND                   ---------------------------------------------------------------------------------------
                                                   2006         2005           2004         2006          2005             2004
---------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                    $  204,941   $   55,141(a)         N/A   $  154,484    $   34,746(a)         N/A
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                      71,579       23,875(a)         N/A      117,318        43,296(a)         N/A
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                         342,180       93,838(a)         N/A      251,538       142,907(a)         N/A
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive              418,633      112,009(a)         N/A      269,480       116,480(a)         N/A
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative            137,483       43,118(a)         N/A      144,243        75,264(a)         N/A
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                     165,740       43,835(a)         N/A      122,935        27,696(a)         N/A
---------------------------------------------------------------------------------------------------------------------------------

Small Company Index                              4,419,815    4,547,058      3,962,556      471,768       536,282        604,079
---------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                      706,270      933,587        954,894     (357,906)     (402,204)       (24,079)

---------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
---------------------------------------------------------------------------------------------------------------------------------
Equity Value                                     7,043,854    6,836,800      6,126,938      400,520       465,953        493,392
---------------------------------------------------------------------------------------------------------------------------------
Precious Metals                                    579,779      659,595        724,228      207,159       176,012        175,964
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                              5,845,601    6,341,134      5,102,126      510,707       533,489        227,451
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                                 1,878,991    2,276,290      2,359,429      343,335       421,008        360,064
---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                   Page 97

----------------------------------------------------------------------------------------------------------------------------------
                                                            MANAGEMENT FEES                          NONADVISORY EXPENSES
                   FUND                   ----------------------------------------------------------------------------------------
                                                 2006           2005         2004            2006          2005          2004
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                                 N/A            N/A          N/A             N/A           N/A          N/A
----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                                 N/A            N/A          N/A             N/A           N/A          N/A
----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                                 N/A            N/A          N/A             N/A           N/A          N/A
----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                                 N/A            N/A          N/A             N/A           N/A          N/A
----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                                 N/A            N/A          N/A             N/A           N/A          N/A
----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                                 N/A            N/A          N/A             N/A           N/A          N/A
----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                                 N/A            N/A          N/A             N/A           N/A          N/A
----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                                 N/A            N/A          N/A             N/A           N/A          N/A
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
----------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                              1,950,153        399,501      117,564        (167,264)       82,999       18,117
----------------------------------------------------------------------------------------------------------------------------------
Fundamental Growth                               987,877        410,475       79,513         191,085       177,899       24,370
----------------------------------------------------------------------------------------------------------------------------------
Fundamental Value                              7,971,622      5,556,219    3,377,169         501,862       488,580      210,468
----------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                               12,713,321     14,973,845   15,136,003         688,374       817,018    1,035,459
----------------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income                          N/A<Fb>        N/A          N/A           3,184<Fb>       N/A          N/A
----------------------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income                       N/A<Fb>        N/A          N/A           6,657<Fb>       N/A          N/A
----------------------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income                       N/A<Fb>        N/A          N/A           7,419<Fb>       N/A          N/A
----------------------------------------------------------------------------------------------------------------------------------
Select Value                                   5,211,061      5,256,934    2,995,527         330,794       423,030      283,570
----------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                 6,683,201     10,141,504   14,303,395      (1,688,300)     (958,143)   1,172,005
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity                               2,525,974      1,560,155    1,108,923        (134,739)        6,490      (76,600)
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Value                                9,285,758      9,857,858    7,749,795         735,477       788,885      675,289
----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                       1,327,433      1,532,464    2,063,726        (549,885)     (188,134)      18,299
----------------------------------------------------------------------------------------------------------------------------------
Value                                          3,018,867      3,311,867    2,926,194         275,068       285,856      202,871
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
----------------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                           7,688,134      6,201,403    5,081,258         480,473       453,329      596,965
----------------------------------------------------------------------------------------------------------------------------------
Real Estate                                    1,398,778        725,491       37,549(c)      153,244       133,564        8,198<Fc>
----------------------------------------------------------------------------------------------------------------------------------


FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
----------------------------------------------------------------------------------------------------------------------------------

Cash Management                               10,801,723     12,052,160   14,155,568      (1,747,535)    1,220,672    2,243,652
----------------------------------------------------------------------------------------------------------------------------------
Core Bond                                        991,804        846,872      417,836         (58,636)       99,940       69,699
----------------------------------------------------------------------------------------------------------------------------------
Disciplined Equity                             5,175,451        408,720       83,580         (83,131)      130,016        8,110
----------------------------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity              13,335<Fd>        N/A          N/A           4,577(d)        N/A          N/A
----------------------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                       49,035<Fe>        N/A          N/A           9,684(e)        N/A          N/A
----------------------------------------------------------------------------------------------------------------------------------
Floating Rate                                    412,667<Fe>        N/A          N/A          19,402(e)        N/A          N/A
----------------------------------------------------------------------------------------------------------------------------------
Growth                                        19,922,079     18,968,320   16,372,054       1,214,759     1,217,404    1,219,778
----------------------------------------------------------------------------------------------------------------------------------
Income Opportunities                           2,229,460      1,954,757      985,862         198,512       214,865      133,277
----------------------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities                 1,078,635        552,220       66,055<Fg>     (45,905)       28,432        5,260<Ff>
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                              20,724,477      9,680,873    2,441,621         682,652       161,534      391,817
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                                  715,200        803,736      446,686         186,504       293,194      129,014
----------------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond                            990,881        960,788      571,688         (96,959)       57,170       61,331
----------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Sept. 29, 2006                   Page 98

---------------------------------------------------------------------------------------------------------------------------------
                                                            MANAGEMENT FEES                          NONADVISORY EXPENSES
                    FUND                  ---------------------------------------------------------------------------------------
                                                 2005           2004         2003            2005          2004          2003
---------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
---------------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                          1,010,591      1,129,991    1,273,942         116,440       139,264      126,709
---------------------------------------------------------------------------------------------------------------------------------
Diversified Bond                              13,003,467     15,409,504   18,159,757      (1,032,114)      575,900    1,058,347
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Tax-Exempt                         372,649        427,506      455,856          43,112        52,958       54,428
---------------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt                              294,025        342,995      387,348          36,732        43,425       53,043
--------------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                           1,895,714      2,045,996    2,129,734         161,536       182,884      159,041
---------------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt                              434,449        495,538      549,702          54,945        62,139       73,579
---------------------------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt                                  307,214        360,176      397,430          38,356        43,070       54,325
---------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
---------------------------------------------------------------------------------------------------------------------------------
Balanced                                       7,169,932      7,736,525    7,434,993         651,610       707,529      567,687
---------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                     24,183,415     17,374,369    9,509,660       1,530,714       993,686      701,496
---------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                  5,816,781      2,537,342      755,866         531,095       271,072       63,479
---------------------------------------------------------------------------------------------------------------------------------
Strategic Allocation                           5,960,581      5,004,559    5,083,754         642,432       629,876      498,156
---------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
---------------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income                  N/A            N/A          N/A             N/A           N/A          N/A
---------------------------------------------------------------------------------------------------------------------------------
Disciplined International Equity                     N/A            N/A          N/A             N/A           N/A          N/A
---------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                               3,801,760      2,770,886    2,181,279         636,569       519,598      477,412
---------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                                N/A            N/A          N/A             N/A           N/A          N/A
---------------------------------------------------------------------------------------------------------------------------------
European Equity                                  837,577        872,149      959,764         224,833       236,203      143,588
---------------------------------------------------------------------------------------------------------------------------------
Global Bond                                    4,359,713      4,143,713    4,084,088         408,133       427,277      450,208
---------------------------------------------------------------------------------------------------------------------------------
Global Equity                                  4,471,632      3,302,062    3,763,415         485,178       506,708      476,898
---------------------------------------------------------------------------------------------------------------------------------
Global Technology                              1,574,791      1,812,789    1,185,180         282,889       304,625      235,797
---------------------------------------------------------------------------------------------------------------------------------
International Aggressive Growth                3,119,859      1,878,346    1,114,731         384,996       250,484       69,337
---------------------------------------------------------------------------------------------------------------------------------
International Equity                           1,431,433      1,015,577      439,777         323,432       316,320      131,195
---------------------------------------------------------------------------------------------------------------------------------
International Opportunity                      3,988,205      2,926,933    2,672,683         566,027       442,832      451,756
---------------------------------------------------------------------------------------------------------------------------------
International Select Value                    10,340,380      6,467,621    3,341,744         812,998       473,274      152,203
---------------------------------------------------------------------------------------------------------------------------------
International Small Cap                          933,818        600,389      183,744         333,478       208,586       63,029
---------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
---------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                10,413,718     10,550,526   10,432,639         901,194       744,839      600,194
---------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                        17,998,361     20,079,644   21,646,724         308,271       976,647      892,351
---------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                          644,499        752,882      704,089          67,781       136,017      101,093
---------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                3,066,023      3,457,986    3,967,418         136,155       248,267      270,404
---------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
---------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                          423,253        515,265      678,981         116,613       177,477      218,380
---------------------------------------------------------------------------------------------------------------------------------

<Fa>  For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

<Fb>  For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.

<Fc>  For the period from March 4, 2004 (when shares became publicly available) to June 30, 2004.


<Fd>  For the period from May 18, 2006 (when shares became publicly available)
      to July 31, 2006.

<Fe>  For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.


<Ff>  For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.



Statement of Additional Information - Sept. 29, 2006                   Page 99

BASIS FOR BOARD APPROVAL OF THE INVESTMENT MANAGEMENT SERVICES AGREEMENT For funds that have not yet issued their first shareholder report:

FOR ABSOLUTE RETURN CURRENCY AND INCOME FUND: RiverSource Investments, LLC (RiverSource Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to the fund. Under an investment management services agreement (the IMS Agreement), the investment manager provides investment advice and other services to the fund. The fund's Board of Directors (the Board) and the Board's Investment Review and Contracts Committees monitor these services.

The independent Board members determined to approve the IMS Agreement based on the following factors:

In addition to portfolio management and investment research, RiverSource Investments and its affiliates provide portfolio trading, daily net asset value calculation, management of cash flows, product development, administration of its compliance and legal departments, access to distribution, accounting and recordkeeping, and reporting to the Board and shareholders. The Board also noted RiverSource Investments commitment to a culture that adheres to ethical business practice, assigns accountability to senior management and seeks to identify conflicts and propose appropriate action to minimize the risks posed by the conflicts. The Board concluded that the services to be provided are consistent with services provided by investment managers to comparable mutual funds (as compiled by Lipper Analytical Services).

The Board also evaluated the price for the services to be provided by RiverSource Investments, noting the existence of a pricing philosophy, established by the Board and RiverSource Investments, that seeks to maintain total fund expenses within a range of the median expenses charged to comparable funds sold through financial advisers. It also noted that RiverSource Investments has agreed to voluntarily impose expense caps, if necessary, to achieve this pricing objective.

The Board considered the economies of scale that might be realized by RiverSource Investments as the fund grows and took note of the extent to which fund shareholders also might benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

The Board took into account the Contracts Committee's discussion comparing the fees RiverSource Investments will charge to the fund with those it charges to institutional clients, noting that the relatively higher fees to be paid by the fund are principally attributable to the additional services required to manage a regulated mutual fund such as the fund, and the operation of a large mutual fund family. The Board also considered the profitability of RiverSource Investments and its affiliates. The Board concluded that RiverSource Investments' overall costs and profitability were appropriate.

The Board considered that the fees paid by the fund should help permit RiverSource Investments to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. Based on the foregoing, the Board concluded that the fees paid to RiverSource Investments under the IMS Agreement were fair and reasonable and determined to approve the IMS Agreement.




Statement of Additional Information - Sept. 29, 2006                  Page 100

FOR RETIREMENT PLUS FUNDS: RiverSource Investments, LLC (RiverSource), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to the fund. Under an investment management services agreement (the IMS Agreement), the investment manager provides investment advice and other services to the fund. The fund's Board of Trustees (the Board) and the Board's Investment Review and Contracts Committee monitor these services.

The independent Board members determined to approve the IMS Agreement based on the following factors:

In addition to portfolio management and investment research, RiverSource Investments and its affiliates provide portfolio trading, daily net asset value calculation, management of cash flows, product development, administration of its compliance and legal departments, access to distribution, accounting and recordkeeping, and reporting to the Board and shareholders. The Board also noted RiverSource Investments commitment to a culture that adheres to ethical business practice, assigns accountability to senior management and seeks to identify conflicts and propose appropriate action to minimize the risks posed by the conflicts. The Board concluded that the services to be provided are consistent with services provided by investment managers to comparable mutual funds (as compiled by Lipper Analytical Services).

The Board noted that RiverSource Investments will provide services to the fund without payment of a management fee. Based on the foregoing, the Board determined to approve the IMS Agreement.

MANAGER OF MANAGERS EXEMPTION. The RiverSource funds have received an order from the SEC that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

For California Tax-Exempt, Cash Management, Diversified Bond, Global Bond, High Yield Bond, Intermediate Tax-Exempt, Massachusetts Tax-Exempt, Michigan Tax-Exempt, Minnesota Tax-Exempt, New York Tax-Exempt, Ohio Tax-Exempt, Short Duration U.S. Government, Tax-Exempt Bond, Tax-Exempt High Income, Tax-Exempt Money Market and U.S. Government Mortgage funds: before the fund may rely on the order, holders of a majority of the fund's outstanding voting securities will need to approve operating the fund in this manner. There is no assurance shareholder approval will be received, and no changes will be made without shareholder approval until that time.

SUBADVISORY AGREEMENTS

The assets of certain funds are managed by subadvisers that have been selected by the investment manager, subject to the review and approval of the Board. The investment manager has recommended the subadvisers to the Board based upon its assessment of the skills of the subadvisers in managing other assets with objectives and investment strategies substantially similar to those of the applicable fund. Short-term investment performance is not the only factor in selecting or terminating a subadviser, and the investment manager does not expect to make frequent changes of subadvisers. Certain subadvisers, affiliated with the investment manager, have been directly approved by shareholders. These subadvisers are noted in Table 18.

The investment manager allocates the assets of a fund with multiple subadvisers among the subadvisers. Each subadviser has discretion, subject to oversight by the Board and the investment manager, to purchase and sell portfolio assets, consistent with the fund's investment objectives, policies, and restrictions. Generally, the services that a subadviser provides to the fund are limited to asset management and related recordkeeping services.

The investment manager has entered into an advisory agreement with each subadviser under which the subadviser provides investment advisory assistance and day-to-day management of some or all of the fund's portfolio, as well as investment research and statistical information. A subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to the investment manager or its affiliates.



Statement of Additional Information - Sept. 29, 2006                  Page 101

The following table shows the advisory fee schedules for fees paid by the investment manager to subadvisers for funds that have subadvisers. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                                    TABLE 18. SUBADVISERS AND SUBADVISORY AGREEMENT FEE SCHEDULES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  PARENT
                                                                                 COMPANY,
        FUND                                SUBADVISER NAME                       IF ANY                  FEE SCHEDULE
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage    Kenwood Capital Management LLC (Kenwood)<Fa>, <Fc>          <FA>         0.60% on the first $100 million,
                       (effective May 4, 1999)                                               reducing to 0.45% as assets increase,
                                                                                                  and subject to a performance
                                                                                                    incentive adjustment(b)
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth       Essex Investment Management Company, LLC (Essex)            <FB>         0.70% on the first $20 million,
                       (effective Sept. 23, 2005)                                                     reducing to 0.60% as
                                                                                                        assets increase
                       -------------------------------------------------------------------------------------------------------------
                       MDT Advisers (MDTA)                                         <FC>              0.60% on all assets
                       (effective Sept. 23, 2005)
                       -------------------------------------------------------------------------------------------------------------
                       Turner Investment Partners, Inc. (Turner)                   N/A          0.60% on the first $50 million,
                       (effective Aug. 18, 2003)                                                      reducing to 0.50% as
                                                                                                        assets increase
                       -------------------------------------------------------------------------------------------------------------
                       UBS Global Asset Management (Americas) (UBS)                N/A          0.55% on the first $150 million,
                       (effective Aug. 18, 2003)                                                      reducing to 0.50% as
                                                                                                        assets increase
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
------------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth      American Century                                            <FD>         0.50% on the first $100 million,
                       (effective April 24, 2003)                                                     reducing to 0.38% as
                                                                                                        assets increase
                       -------------------------------------------------------------------------------------------------------------
                       Turner                                                      N/A          0.55% on the first $100 million,
                       (effective April 24, 2003)                                                     reducing to 0.38% as
                                                                                                        assets increase
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Growth     Goldman Sachs Asset Management, L.P. (Goldman)              <FE>         0.50% on the first $50 million,
                       (effective April 24, 2003)                                                     reducing to 0.30% as
                                                                                                        assets increase
                       -------------------------------------------------------------------------------------------------------------
                       Wellington Management Company, LLP (Wellington              N/A          0.50% on the first $50 million,
                       Management) (effective April 26, 2005)                                         reducing to 0.40% as
                                                                                                        assets increase
------------------------------------------------------------------------------------------------------------------------------------

Fundamental Value      Davis Selected Advisers, LP (Davis)<Fa>,<Fc>                N/A          0.45% on the first $100 million,
                       (effective June 18, 2001)                                                      reducing to 0.25% as
                                                                                                        assets increase
------------------------------------------------------------------------------------------------------------------------------------
Select Value           Systematic Financial Management, L.P. (Systematic)<Fc>      <FF>        0.50% on the first $50 million,
                       (effective Sept. 29, 2006)                                                     reducing to 0.30% as
                                                                                                        assets increase
                       -------------------------------------------------------------------------------------------------------------
                       WEDGE Capital Management L.L.P. (WEDGE)<Fc> (effective      N/A          0.75% on the first $10 million,
                       Sept. 29, 2006)                                                                reducing to 0.30% as
                                                                                                        assets increase

------------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity       American Century                                            <FD>         0.65% on the first $25 million,
                       (effective Dec. 12, 2003)                                                      reducing to 0.55% as
                                                                                                        assets increase
                       -------------------------------------------------------------------------------------------------------------
                       Lord, Abbett & Co. (Lord, Abbett)                           N/A          0.65% on the first $100 million,
                       (effective Dec. 12, 2003)                                                      reducing to 0.55% as
                                                                                                        assets increase
                       -------------------------------------------------------------------------------------------------------------
                       Wellington Management                                       N/A       0.60%, subject to possible adjustment
                       (effective March 8, 2002)                                                 under a performance incentive
                                                                                                         adjustment(d)
------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                  Page 102

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  PARENT
                                                                                 COMPANY,
        FUND                                SUBADVISER NAME                       IF ANY                  FEE SCHEDULE
------------------------------------------------------------------------------------------------------------------------------------

Small Cap Value        Barrow, Hanley, Mewhinney & Strauss (BHMS)<Fc>              <FG>         1.00% on the first $ 10 million

                       (effective March 12, 2004)                                                     reducing to 0.30% as
                                                                                                        assets increase
                       -------------------------------------------------------------------------------------------------------------
                       Donald Smith & Co., Inc. (Donald Smith)<Fc>                 N/A          0.60% on the first $175 million,
                       (effective March 12, 2004)                                                     reducing to 0.55% as
                                                                                                        assets increase
                       -------------------------------------------------------------------------------------------------------------

                       Franklin Portfolio Associates LLC<Fc> (Franklin Portfolio   <FH>         0.60% on the first $100 million,

                       Associates) (effective March 12, 2004)                                         reducing to 0.55% as
                                                                                                        assets increase
                       -------------------------------------------------------------------------------------------------------------
                       Metropolitan West Capital Management, LLC (MetWest)         N/A                0.50% on all assets
                       (effective April 24, 2006)
------------------------------------------------------------------------------------------------------------------------------------
Value                  Lord, Abbett                                                N/A          0.35% on the first $200 million,
                       (effective June 18, 2001)                                                      reducing to 0.25% as
                                                                                                        assets increase
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------------

Emerging Markets       Threadneedle International Limited<Fa> (Threadneedle)       <FI>         0.45% of the first $150 million,
                       (effective July 9, 2004)                                              reducing to 0.30% as assets increase,

                                                                                                  and subject to a performance
                                                                                                    incentive adjustment<Fe>
------------------------------------------------------------------------------------------------------------------------------------

European Equity        Threadneedle<Fa>                                            <FI>         0.35% of the first $150 million,
                       (effective July 9, 2004)                                              reducing to 0.20% as assets increase,

                                                                                                  and subject to a performance
                                                                                                    incentive adjustment<Fe>
------------------------------------------------------------------------------------------------------------------------------------

Global Equity          Threadneedle<Fa>                                            <FI>         0.35% of the first $150 million,
                       (effective July 9, 2004)                                              reducing to 0.20% as assets increase,

                                                                                                  and subject to a performance
                                                                                                    incentive adjustment<Fe>
------------------------------------------------------------------------------------------------------------------------------------

International          Columbia Wanger Asset Management L.P.                       <FJ>         0.70% on the first $100 million,

Aggressive Growth      (Columbia WAM) (effective Sept. 5, 2001)                                       reducing to 0.50% as
                                                                                                        assets increase
                       -------------------------------------------------------------------------------------------------------------
                       Principal Global Investors, LLC (Principal) (effective      N/A          0.55% on the first $100 million,
                       April 24, 2006)                                                                reducing to 0.42% as
                                                                                                        assets increase
------------------------------------------------------------------------------------------------------------------------------------

International Equity   The Boston Company Asset Management, LLC (Boston           <FK>         0.50% on the first $150 million,

                       Company) (effective Sept. 25, 2002)                                            reducing to 0.35% as
                                                                                                        assets increase
                       -------------------------------------------------------------------------------------------------------------

                       Marsico Capital Management, LLC (Marsico)                  <FL>          0.55% on the first $100 million,

                       (effective Oct. 1, 2004)                                                       reducing to 0.45% as
                                                                                                        assets increase
------------------------------------------------------------------------------------------------------------------------------------

International          Threadneedle(a)                                            <FI>          0.35% of the first $150 million,
Opportunity            (effective July 9, 2004)                                              reducing to 0.20% as assets increase,

                                                                                                  and subject to a performance
                                                                                                    incentive adjustment<Fe>
------------------------------------------------------------------------------------------------------------------------------------
International Select   Alliance Capital Management L.P.                            N/A          0.65% on the first $75 million,
Value                  (Alliance Capital) (effective Sept. 17, 2001)                                  reducing to 0.30% as
                                                                                                        assets increase
------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                  Page 103

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  PARENT
                                                                                 COMPANY,
        FUND                                SUBADVISER NAME                       IF ANY                  FEE SCHEDULE
------------------------------------------------------------------------------------------------------------------------------------

International Small    AIG Global Investment Corp. (AIGGIC)                      <FM>            0.75% on the first $100 million,

Cap                    (effective April 24, 2006)                                                      reducing to 0.70% as
                                                                                                         assets increase
                       -------------------------------------------------------------------------------------------------------------

                       Batterymarch Financial Management, Inc. (Batterymarch)                     0.75% on the first $100 million,

                       (effective April 24, 2006)                                                      reducing to 0.70% as
                                                                                                         assets increase
------------------------------------------------------------------------------------------------------------------------------------

<Fa>  Davis is a 1940 Act affiliate of the investment manager because it owns or has owned more than 5% of the public issued securities of the investment manager's parent company, Ameriprise Financial. Kenwood is an affiliate of the investment manager as an indirect partially-owned subsidiary of Ameriprise Financial. Threadneedle is an affiliate of the investment manager as an indirect wholly-owned subsidiary of Ameriprise Financial.

<Fb>  The adjustment will increase or decrease based on the performance of the subadviser's allocated portion of the fund compared to the performance of the Russell 2000 Index, up to a maximum adjustment of 12 basis points (0.12%).

<Fc>  Based on the combined net assets subject to the subadviser's investment management.

<Fd>  The adjustment will increase or decrease based on the performance of the subadviser's allocated portion of the fund compared to the performance of the Russell 2000 Index, up to a maximum adjustment of 10 basis points (0.10%).

<Fe>  The adjustment for Threadneedle is based on the performance of one Class
      A share of the fund and the change in the Lipper Index described in Table 15. The performance of the fund and the Index will be calculated using the method described above for the performance incentive adjustment paid to the investment manager under the terms of the Investment Management Services Agreement. The amount of the adjustment to Threadneedle's fee, whether positive or negative, shall be equal to one-half of the performance incentive adjustment made to the investment management fee payable to the investment manager under the terms of the Investment Management Services Agreement. The performance incentive adjustment was effective Dec. 1, 2004.

<Ff>  These rates are retroactive. When average daily net assets fall within this range, the corresponding rate applies to all the assets in the fund, e.g., if average daily net assets are $200 million, the fee rate of 0.60% applies to the entire $200 million balance.

<FA>  - Kenwood is an indirect partially-owned subsidiary of Ameriprise Financial.

<FB>  - Essex is majority owned by Affiliated Managers Group.

<FC>  - MDT Advisers, a division of Federated MDTA LLC, is an indirect subsidiary of Federated Investors, Inc.

<FD>  - American Century Investment Management, Inc. is a direct, wholly-owned subsidiary of American Century Companies, Inc.

<FE>  - Goldman is an affiliate of Goldman Sachs & Co.


<FF>  - Systematic is an affiliate of Affiliated Managers Group.

<FG>  - BHMS is an independent-operating subsidiary of Old Mutual Asset
        Management.

<FH>  - Franklin Portfolio Associates is an indirect wholly-owned subsidiary of
        Mellon Financial Corporation.

<FI>  - Threadneedle is an indirect wholly-owned subsidiary of Ameriprise
        Financial.

<FJ>  - Columbia WAM is an indirect wholly-owned subsidiary of Columbia Management
        Group, Inc., which in turn is a wholly-owned subsidiary of Bank of America Corporation.

<FK>  - Boston Company is a subsidiary of Mellon Financial Corporation and an affiliate of The Dreyfus Corporation.

<FL>  - Marsico is an indirect wholly-owned subsidiary of Bank of America
        Corporation.

<FM>  - AIGGIC is an indirect wholly-owned subsidiary of American International
        Group, Inc. (AIG).

      - Batterymarch is a wholly-owned, independent subsidiary of Legg Mason, Inc.



Statement of Additional Information - Sept. 29, 2006                  Page 104

The following table shows the subadvisory fees paid by the investment manager to subadvisers in the last three fiscal periods. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                                                  TABLE 19. SUBADVISORY FEES
------------------------------------------------------------------------------------------------------------------------------
                                                                                               SUBADVISORY FEES PAID
            FUND                                     SUBADVISER                    -------------------------------------------
                                                                                      2006            2005           2004
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage        Kenwood<F*>                                             $2,856,138      $3,089,403     $2,282,191
------------------------------------------------------------------------------------------------------------------------------

Small Cap Growth           Essex                                                      120,556<Fa>         N/A            N/A
                           ---------------------------------------------------------------------------------------------------
                           MDTA                                                       165,110<Fa>         N/A            N/A

                           ---------------------------------------------------------------------------------------------------
                           Turner                                                     321,406         371,758        241,927
                           ---------------------------------------------------------------------------------------------------
                           UBS                                                        371,341         342,815        224,007
                           ---------------------------------------------------------------------------------------------------

                           Former Subadviser: Bjurman, Barry & Associates             175,818<Fb>     366,178        274,992

                           (from Aug. 18, 2003 to Sept. 23, 2005)
                           ---------------------------------------------------------------------------------------------------

                           Former Subadviser: RS Investment Management, L.P.          257,675<Fb>     581,602        565,391

                           (from Jan. 24, 2001 to Sept. 23, 2005)
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth          American Century                                           512,880         114,981         32,431
                           ---------------------------------------------------------------------------------------------------
                           Turner                                                     525,422         119,529         36,468
------------------------------------------------------------------------------------------------------------------------------

Fundamental Growth         Goldman                                                    322,470         143,448         28,129
                           ---------------------------------------------------------------------------------------------------
                           Wellington Management<F**>                                 323,866          21,015<Fc>        N/A
                           --------------------------------------------------------------------------------------------------
                           Former subadviser: Eagle Asset Management, Inc., a             N/A         139,312<Fd>     28,655
                           subsidiary of Raymond James Financial, Inc. (from
                           inception to April 26, 2005)
------------------------------------------------------------------------------------------------------------------------------

Fundamental Value          Davis<F*>                                                3,787,565       2,834,365      1,946,906
------------------------------------------------------------------------------------------------------------------------------

Select Value               Systematic                                                     N/A             N/A            N/A
                           ---------------------------------------------------------------------------------------------------
                           WEDGE                                                          N/A             N/A            N/A
                           --------------------------------------------------------------------------------------------------
                           Former subadviser: GAMCO Asset Management Inc.           2,763,925       2,709,039      1,642,235
                           (from inception to September 28, 2006)

------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity           American Century                                           457,181         302,079         90,891
                           ---------------------------------------------------------------------------------------------------
                           Lord, Abbett                                               433,241         278,497         93,666
                           ---------------------------------------------------------------------------------------------------
                           Wellington Management                                      614,053         388,922        339,459
------------------------------------------------------------------------------------------------------------------------------
Small Cap Value            Franklin Portfolio Associates                            1,289,120         957,263        134,324
                           ---------------------------------------------------------------------------------------------------
                           BHMS                                                     1,008,072         823,441        126,801
                           ---------------------------------------------------------------------------------------------------
                           Donald Smith                                             1,242,221         992,659        130,862
                           --------------------------------------------------------------------------------------------------

                           MetWest                                                    225,545<Fe>         N/A            N/A

                           ---------------------------------------------------------------------------------------------------
                           Former subadviser: Third Avenue Management LLC                 N/A             N/A      1,087,918
                           (from inception to March 2004)
                           ---------------------------------------------------------------------------------------------------

                           Former subadviser: Royce & Associates, LLC (from         1,395,487<Ff>   2,287,184      3,103,451
                           inception to April 24, 2006)
                           ---------------------------------------------------------------------------------------------------
                           Former subadviser: Goldman Sachs Asset Management,       1,312,424<Ff>    1,599,715        883,316
                           L.P. (from Aug. 2002 to April 24, 2006)

------------------------------------------------------------------------------------------------------------------------------
 Value                     Lord, Abbett                                             1,369,949       1,389,323      1,251,762
------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                  Page 105

------------------------------------------------------------------------------------------------------------------------------
                                                                                               SUBADVISORY FEES PAID
            FUND                                     SUBADVISER                    -------------------------------------------
                                                                                      2005            2004           2003
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------

Emerging Markets           Threadneedle                                            1,556,386         361,626<Fg>        N/A
                           --------------------------------------------------------------------------------------------------
                           Former subadviser: American Express Asset Management          N/A         942,983<Fh>  1,033,684
                           International Inc. (AEAMI)
                           (from inception until July 8, 2004)

-----------------------------------------------------------------------------------------------------------------------------
European Equity            Threadneedle                                              432,362         131,177            N/A
                           --------------------------------------------------------------------------------------------------

                           Former subadviser: AEAMI                                      N/A         316,031<Fh>    448,432
                           (from inception until July 8, 2004)

-----------------------------------------------------------------------------------------------------------------------------
Global Equity              Threadneedle                                            1,621,159         449,149            N/A
                           --------------------------------------------------------------------------------------------------

                           Former subadviser: AEAMI                                      N/A         484,676<Fh>  1,841,195
                           (from inception until July 8, 2004)

-----------------------------------------------------------------------------------------------------------------------------
International Aggressive   Columbia WAM                                              985,095         709,378        422,056
Growth
                           --------------------------------------------------------------------------------------------------
                           Principal                                                     N/A             N/A            N/A
                           --------------------------------------------------------------------------------------------------
                           Former subadviser: American Century Global                959,879         542,561        394,806

                           Investment Management<F***>
                           (from Jan. 2005 to April 24, 2006)

-----------------------------------------------------------------------------------------------------------------------------
International Equity       Boston Company                                            412,238         288,191        118,846
                           --------------------------------------------------------------------------------------------------

                           Marsico                                                   410,005          30,840<Fi>        N/A
                           --------------------------------------------------------------------------------------------------
                           Former subadviser: Putnam Investment Management,              N/A         308,350<Fj>    142,969

                           LLC (from inception until
                           Sept. 30, 2004)
-----------------------------------------------------------------------------------------------------------------------------

International Opportunity  Threadneedle                                            1,720,351         434,968<Fg>        N/A
                           --------------------------------------------------------------------------------------------------
                           Former subadviser: AEAMI                                      N/A       1,000,707<Fh>  1,407,484
                           (from inception until July 8, 2004)

-----------------------------------------------------------------------------------------------------------------------------
International Select Value Alliance Capital                                        4,126,134       2,869,277      1,604,035
-----------------------------------------------------------------------------------------------------------------------------
International Small Cap    AIGGIC                                                        N/A             N/A            N/A
                           --------------------------------------------------------------------------------------------------
                           Batterymarch                                                  N/A             N/A            N/A
                           --------------------------------------------------------------------------------------------------
                           Former subadviser: Templeton Investment Counsel,          317,358         200,710         56,399
                           LLC (Franklin Templeton)

                           (from Oct. 3, 2002 to April 24, 2006)

                           --------------------------------------------------------------------------------------------------
                           Former subadviser: Wellington Management Company,         331,593         215,256         62,802
                           LLP together with its affiliate Wellington
                           Management International Ltd

                           (from Oct. 3, 2002 to April 24, 2006)

-----------------------------------------------------------------------------------------------------------------------------

  <F*>   Effective March 1, 2006, the fund's shareholders approved a change to the subadviser fee schedule for fees paid to the subadviser by the investment manager.

 <F**>   Beginning on July 1, 2006, under the Subadvisory Agreement, RiverSource
         Investments is subject to a minimum annual fee of $350,000, payable to Wellington Management.


<F***>   American Century Global Investment Management manages the portion of the
         Fund's portfolio previously managed by American Century since Sept. 2001. The change of subadviser is the result of corporate restructuring of American Century and did not result in any modifications to the investment objective, principal investment strategies, portfolio managers, of the fees paid by the Fund.

<Fa>     For fiscal period from Sept. 23, 2005 to March 31, 2006.

<Fb>     For fiscal period from April 1, 2005 to Sept. 23, 2005.

<Fc>     For fiscal period from April 26, 2005 to May 31, 2005.

<Fd>     For fiscal period from June 1, 2004 to April 26, 2005.

<Fe>     For fiscal period from April 24, 2006 to May 31, 2006.

<Ff>     For fiscal period from June 1, 2005 to April 24, 2006.

<Fg>     For fiscal period from July 9, 2004 to Oct. 31, 2004.

<Fh>     For fiscal period from Nov. 1, 2003 to July 8, 2004.

<Fi>     For fiscal period from Oct. 1, 2004 to Oct. 31, 2004.

<Fj>     For fiscal period from Nov. 1, 2003 to Sept. 30, 2004.


Statement of Additional Information - Sept. 29, 2006                  Page 106

PORTFOLIO MANAGERS. For funds other than money market funds, the following table provides information about the funds' portfolio managers as of the end of the most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                                                    TABLE 20. PORTFOLIO MANAGERS
------------------------------------------------------------------------------------------------------------------------------------
                                              OTHER ACCOUNTS MANAGED (excluding the fund)
                                          ----------------------------------------------------
                                                                                                OWNERSHIP   POTENTIAL
      FUND          PORTFOLIO MANAGER     NUMBER AND TYPE    APPROXIMATE     PERFORMANCE BASED   OF FUND    CONFLICTS   STRUCTURE OF
                                            OF ACCOUNT<F*> TOTAL NET ASSETS     ACCOUNTS<Fa>     SHARES    OF INTEREST  COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
------------------------------------------------------------------------------------------------------------------------------------
Portfolio        Kent M. Bergene<Fb>                                                           $10,001 -
Builder                                                                                        $50,000
Aggressive       ----------------------                                                        ---------
                 David M. Joy                                                                    None

                 ----------------------      5 RICs         $1.95 billion                      ---------      (1)          (30)

                 Michelle M. Keeley<Fc>                                                          None
                 ----------------------                                                        ---------
                 William F. Truscott<Fc>                                                         None
------------------------------------------------------------------------------------------------------------------------------------
Portfolio        Kent M. Bergene                                                               $10,001 -
Builder                                                                                        $50,000
Conservative     ----------------------                                                        ---------
                 David M. Joy                                                                    None

                 ----------------------      5 RICs         $2.2 billion                       ---------     (1)          (30)

                 Michelle M. Keeley                                                              None
                 ----------------------                                                        ---------
                 William F. Truscott                                                             None
------------------------------------------------------------------------------------------------------------------------------------
Portfolio        Kent M. Bergene                                                               $10,001 -
Builder Moderate                                                                               $50,000
                 ----------------------                                                        ---------
                 David M. Joy                                                                    None

                 ----------------------      5 RICs         $1.73 billion                      ---------      (1)          (30)

                 Michelle M. Keeley                                                            $100,001 -
                                                                                               $500,000
                 ----------------------                                                        ---------
                 William F. Truscott                                                             None
------------------------------------------------------------------------------------------------------------------------------------
Portfolio        Kent M. Bergene                                                               $10,001 -
Builder Moderate                                                                               $50,000
Aggressive       ----------------------                                                        ---------
                 David M. Joy                                                                  $100,001 -
                                                                                               $500,000

                 ----------------------      5 RICs         $1.59 billion                      ---------     (1)          (30)

                 Michelle M. Keeley                                                              None
                 ----------------------                                                        ---------
                 William F. Truscott                                                           $100,001 -
                                                                                               $500,000
------------------------------------------------------------------------------------------------------------------------------------
Portfolio        Kent M. Bergene                                                               $10,001 -
Builder Moderate                                                                               $50,000
Conservative     ----------------------                                                        ---------
                 David M. Joy                                                                    None

                 ----------------------      5 RICs         $2.08 billion                      ---------     (1)          (30)

                 Michelle M. Keeley                                                              None
                 ----------------------                                                        ---------
                 William F. Truscott                                                             None
------------------------------------------------------------------------------------------------------------------------------------
Portfolio        Kent M. Bergene                                                               $10,001 -
Builder Total                                                                                  $50,000
Equity           ----------------------                                                        ----------
                 David M. Joy                                                                    None

                 ----------------------      5 RICs         $2.0 billion                       ---------     (1)          (30)

                 Michelle M. Keeley                                                              None
                 ----------------------                                                        ---------
                 William F. Truscott                                                             None
------------------------------------------------------------------------------------------------------------------------------------

Small Company    David Factor                2 RICs         $0.7 billion                         None         (2)          (31)

Index                                        2 PIVs         $2.5 billion
------------------------------------------------------------------------------------------------------------------------------------

S&P 500 Index    David Factor                2 RICs         $1.6 billion                         None         (2)          (31)

                                             2 PIVs         $2.5 billion
------------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Sept. 29, 2006                  Page 107

------------------------------------------------------------------------------------------------------------------------------------

                                              OTHER ACCOUNTS MANAGED (excluding the fund)
                                          ----------------------------------------------------
                                                                                                OWNERSHIP   POTENTIAL
      FUND          PORTFOLIO MANAGER     NUMBER AND TYPE    APPROXIMATE     PERFORMANCE BASED   OF FUND    CONFLICTS   STRUCTURE OF
                                            OF ACCOUNT<F*> TOTAL NET ASSETS     ACCOUNTS<Fa>     SHARES    OF INTEREST  COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
------------------------------------------------------------------------------------------------------------------------------------

Equity Value     Warren Spitz                                                                  $50,001 -       (2)           (31)

                                                                                               $100,000
                 ----------------------      5 RICs         $11.63 billion                     ----------
                 Steve Schroll               1 PIV          $153.6 million                     $50,001 -
                                             1 other        $12.4 million                      $100,000
                 ----------------------      account                                           ----------
                 Laton Spahr                                                                   $50,001 -
                                                                                               $100,000
                 -------------------------------------------------------------                 ----------
                 Paul Stocking<Fq>
------------------------------------------------------------------------------------------------------------------------------------

Precious Metals  Clay Hoes                   1 PIV          $91.8 million                          $1 -      (2), (3)         (31)

                                                                                                $10,000
------------------------------------------------------------------------------------------------------------------------------------
Small Cap        UBS:                        5 RICs         $1.03 billion
Growth           Paul A. Graham              2 PIVs         $314.0 million
                                             4 other        $266.0 million
                                             accounts

                 -------------------------------------------------------------1 other account    None           (4)           (32)

                 UBS:                        5 RICs         $1.03 billion     ($62 M)
                 David N. Wabnik             2 PIVs         $314.0 million
                                             21 other       $266.0 million
                                             accounts
                 -------------------------------------------------------------------------------------------------------------------
                 Turner:                     20 RICs        $4.5 billion      1 RIC ($41 M);     None
                 William C. McVail           16 PIVs        $251 million      2 other
                                             68 other       $4.2 billion      accounts
                                             accounts                         ($20 M)
                 ----------------------------------------------------------------------------------------
                 Turner:                     22 RICs        $4.7 billion      4 RICs ($905 M);   None
                 Christopher K. McHugh       28 PIVs        $562 million      2 other
                                             76 other       $5.1 billion      accounts
                                             accounts                         ($20 M)

                 ----------------------------------------------------------------------------------------       (5)           (33)

                 Turner:                     6 RICs         $1.2 billion      1 RIC ($71 M);
                 Frank L. Sustersic          6 PIVs         $10 million       2 other            None
                                             46 other       $2.4 billion      accounts
                                             accounts                         ($20 M)
                 ----------------------------------------------------------------------------------------
                 Turner:                     5 RICs         $535 million      1 RIC ($29 M);
                 Jason D. Schrotberger       10 PIVs        $176 million      2 other            None
                                             36 other       $1.9 billion      accounts
                                             accounts                         ($20 M)
                 -------------------------------------------------------------------------------------------------------------------

                 Essex: Nancy B. Prial       1 RIC          $10.0 million                        None           (6)           (34)

                                             2 PIVs         $72.2 million
                                             16 other       $29.3 million
                                             accounts
                 -------------------------------------------------------------------------------------------------------------------
                 MDTA: David Goldsmith
                 ----------------------
                 MDTA:
                 Frederick L. Konopka
                 ----------------------
                 MDTA: Sarah A. Stahl
                 ----------------------
                 MDTA:                       8 RICs         $194.52 million   1 other

                 Stephen R. Griscom          6 PIVs         $15.51 million    account            None           (7)           (35)

                 ----------------------      20,989 other   $6.161 billion    ($8.584 M)
                 MDTA: Daniel J. Mahr        accounts
                 ----------------------
                 MDTA:
                 Douglas K. Thunen
                 ----------------------
                 MDTA:
                 Brian M. Greenberg
                 ----------------------
                 MDTA: David N. Esch
------------------------------------------------------------------------------------------------------------------------------------

Small Cap        Jake Hurwitz                1 RIC          $198.92 million   1 other          $100,001 -      (8)           (36)

Advantage                                    1 PIV          $66.94 million    account          $500,000
                 ----------------------      22 other       $763.83 million   ($71.65 M)       ----------

                 Kent Kelley                 accounts                                          $500,001 -

                                                                                               $1,000,000


------------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Sept. 29, 2006                  Page 108

------------------------------------------------------------------------------------------------------------------------------------

                                              OTHER ACCOUNTS MANAGED (excluding the fund)
                                          ----------------------------------------------------
                                                                                                OWNERSHIP   POTENTIAL
      FUND          PORTFOLIO MANAGER     NUMBER AND TYPE    APPROXIMATE     PERFORMANCE BASED   OF FUND    CONFLICTS   STRUCTURE OF
                                            OF ACCOUNT<F*> TOTAL NET ASSETS     ACCOUNTS(a)      SHARES    OF INTEREST  COMPENSATION


------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus  Dimitris Bertsimas          8 RICs         $3.2 billion
2010<Fo>                                     7 PIVs         $0.246 billion
                                             10 other       $0.223 billion
                                             accounts<Ff>
                 -------------------------------------------------------------

                 Jonathan Calvert            3 RICs         $1.09 billion                        None<Fm>      (9)           (31)

                                             6 PIVs         $0.131 billion
                 -------------------------------------------------------------
                 Colin Lundgren
                 ----------------------      4 RICs         $0.109 billion
                 Erol Sonderegger
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus  Dimitris Bertsimas          8 RICs         $3.2 billion
2015<Fo>                                     7 PIVs         $0.246 billion
                                             10 other       $0.223 billion
                                             accounts<Ff>
                 -------------------------------------------------------------

                 Jonathan Calvert            3 RICs         $1.09 billion                        None<Fm>      (9)           (31)

                                             6 PIVs         $0.131 billion
                 -------------------------------------------------------------
                 Colin Lundgren
                 ----------------------      4 RICs         $0.109 billion
                 Erol Sonderegger
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus  Dimitris Bertsimas          8 RICs         $3.2 billion
2020<Fo>                                     7 PIVs         $0.246 billion
                                             10 other       $0.223 billion
                                             accounts<Ff>

                 -------------------------------------------------------------                   None<Fm>      (9)          (31)

                 Jonathan Calvert            3 RICs         $1.09 billion
                                             6 PIVs         $0.131 billion
                 -------------------------------------------------------------
                 Colin Lundgren
                 ----------------------      4 RICs         $0.109 billion
                 Erol Sonderegger
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus  Dimitris Bertsimas          8 RICs         $3.2 billion
2025<Fo>                                     7 PIVs         $0.246 billion
                                             10 other       $0.223 billion
                                             accounts<Ff>

                 -------------------------------------------------------------                   None<Fm>      (9)          (31)

                 Jonathan Calvert            3 RICs         $1.09 billion
                                             6 PIVs         $0.131 billion
                 -------------------------------------------------------------
                 Colin Lundgren
                 ----------------------      4 RICs         $0.109 billion
                 Erol Sonderegger
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus  Dimitris Bertsimas          8 RICs         $3.2 billion
2030<Fo>                                     7 PIVs         $0.246 billion
                                             10 other       $0.223 billion
                                             accounts<Ff>

                 -------------------------------------------------------------                   None<Fm>      (9)          (31)

                 Jonathan Calvert            3 RICs         $1.09 billion
                                             6 PIVs         $0.131 billion
                 -------------------------------------------------------------
                 Colin Lundgren
                 ----------------------      4 RICs         $0.109 billion
                 Erol Sonderegger
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus  Dimitris Bertsimas          8 RICs         $3.2 billion
2035<Fo>                                     7 PIVs         $0.246 billion
                                             10 other       $0.223 billion
                                             accounts<Ff>

                 -------------------------------------------------------------                   None<Fm>      (9)          (31)

                 Jonathan Calvert            3 RICs         $1.09 billion
                                             6 PIVs         $0.131 billion
                 -------------------------------------------------------------
                 Colin Lundgren
                 ----------------------      4 RICs         $0.109 billion
                 Erol Sonderegger
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus  Dimitris Bertsimas          8 RICs         $3.2 billion
2040<Fo>                                     7 PIVs         $0.246 billion
                                             10 other       $0.223 billion
                                             accounts<Ff>

                 -------------------------------------------------------------                   None<Fm>       (9)          (31)

                 Jonathan Calvert            3 RICs         $1.09 billion
                                             6 PIVs         $0.131 billion
                 -------------------------------------------------------------
                 Colin Lundgren
                 ----------------------      4 RICs         $0.109 billion
                 Erol Sonderegger
------------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Sept. 29, 2006                  Page 109

------------------------------------------------------------------------------------------------------------------------------------
                                              OTHER ACCOUNTS MANAGED (excluding the fund)
                                          ----------------------------------------------------
                                                                                                OWNERSHIP   POTENTIAL
      FUND          PORTFOLIO MANAGER     NUMBER AND TYPE    APPROXIMATE     PERFORMANCE BASED   OF FUND    CONFLICTS   STRUCTURE OF
                                            OF ACCOUNT<F*> TOTAL NET ASSETS     ACCOUNTS<Fa>     SHARES    OF INTEREST  COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus  Dimitris Bertsimas          8 RICs          $3.2 billion
2045<Fo>                                     7 PIVs          $0.246 billion
                                             10 other        $0.223 billion
                                             accounts<Ff>

                 -------------------------------------------------------------                   None<Fm>       (9)          (31)

                 Jonathan Calvert            3 RICs          $1.09 billion
                                             6 PIVs          $0.131 billion
                 -------------------------------------------------------------
                 Colin Lundgren
                 ---------------------       4 RICs          $0.109 billion
                 Erol Sonderegger
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
------------------------------------------------------------------------------------------------------------------------------------
Aggressive       Turner:                     22 RICs         $4.2 billion     4 RICs ($851 M);
Growth           Christopher K. McHugh       28 PIVs         $542.0 million   2 other accounts
                                             76 other        $4.7 billion     ($19 M)
                                             accounts
                 ------------------------------------------------------------------------------
                 Turner: William C.          20 RICs         $4.0 billion     1 RIC ($38 M);

                 McVail<Fr>                  16 PIVs         $229.0 million   2 other accounts
                                             68 other        $3.9 billion     ($19 M)           None            (5)          (33)

                                             accounts
                 ------------------------------------------------------------------------------
                 Turner: Robert E            29 RICs         $5.0 billion

                 Turner<Fr>                  32 PIVs         $718.0 million   3 RICs ($824 M)

                                             93 other        $7.8 billion
                                             accounts
                 -------------------------------------------------------------------------------------------------------------------
                 American Century:
                 Glenn A. Fogle

                 ----------------------      8 RICs          $6.85 billion                      None           (10)          (37)

                 American Century:           1 other         $119.9 million
                 David M. Holland            account
------------------------------------------------------------------------------------------------------------------------------------
Fundamental      Goldman:
Growth           Steven M. Barry
                 ----------------------

                 Goldman:                    29 RICs         $9.72 billion    4 other accounts   None          (11)          (38)

                 David G. Shell              450 other       $17.42 billion   ($2.07 B)
                 ----------------------      accounts
                 Goldman:
                 Gregory H. Ekizian
                 -------------------------------------------------------------------------------------------------------------------
                 Wellington Management:      7 RICs          $2.62 billion
                 John A. Boselli             9 PIVs          $1.44 billion
                                             42 other        $6.62 billion
                                             accounts

                 ------------------------------------------------------------ 1 other account    None         (12)           (39)

                 Wellington Management:      7 RICs          $2.7 billion     ($311.6 M)
                 Andrew J. Schilling         9 PIVs          $1.6 billion
                                             57 other        $7.92 billion
                                             accounts
------------------------------------------------------------------------------------------------------------------------------------
Fundamental      Christopher C. Davis
Value                                        26 RICs         $64.80 billion

                 ----------------------      11 PIVs         $1.40 billion                       None(h)       (13)          (40)

                 Kenneth C. Feinberg         41,000 other    $12.30 billion
                                             accounts<Fg>

------------------------------------------------------------------------------------------------------------------------------------
High Yield Bond  Scott Schroepfer            1 RIC           $1.15 billion                     $100,001 -
                                                                                               $500,000
                 ------------------------------------------------------------                  ---------
                 Jennifer Ponce de Leon      5 RICs          $6.61 billion

                                             2 PIVs          $25.98 million                      None           (2)          (31)

                                             11 other        $2.05 billion
                                             accounts
------------------------------------------------------------------------------------------------------------------------------------
Income Builder   Dimitris Bertsimas          17 RICs         $3.26 billion
Basic Income                                 7 PIVs          $240.49 million                     None
                                             10 other        $212.46 billion
                                             accounts

                 -------------------------------------------------------------                 ----------       (9)          (31)

                 Colin Lundgren                                                                $10,001-
                 ----------------------      11 RICs         $314.22 million                   $50,000
                 Erol Sonderegger
------------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Sept. 29, 2006                  Page 110

------------------------------------------------------------------------------------------------------------------------------------
                                              OTHER ACCOUNTS MANAGED (excluding the fund)
                                          ----------------------------------------------------
                                                                                                OWNERSHIP   POTENTIAL
      FUND          PORTFOLIO MANAGER     NUMBER AND TYPE    APPROXIMATE     PERFORMANCE BASED   OF FUND    CONFLICTS   STRUCTURE OF
                                            OF ACCOUNT<F*> TOTAL NET ASSETS     ACCOUNTS<Fa>     SHARES    OF INTEREST  COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
Income Builder   Dimitris Bertsimas          17 RICs         $3.23 billion
Enhanced Income                              7 PIVs          $240.49 million
                                             10 other        $212.46 million

                                             accounts                                             None          (9)          (31)

                 -------------------------------------------------------------
                 Colin Lundgren              11 RICs         $277.63 million
                 ----------------------
                 Erol Sonderegger
------------------------------------------------------------------------------------------------------------------------------------
Income Builder   Dimitris Bertsimas          17 RICs         $3.22 billion
Moderate Income                              7 PIVs          $240.49 million
                                             10 other        $212.46 million                      None
                                             accounts
                 -------------------------------------------------------------                 ----------

                 Colin Lundgren              11 RICs         $270.03 million                   $100,001-        (9)          (31)

                                                                                               $500,000
                 ----------------------                                                        ----------
                 Erol Sonderegger                                                              $10,001-
                                                                                               $50,000
------------------------------------------------------------------------------------------------------------------------------------

Select Value     GAMCO: Mario Gabelli        23 RICs         $10.5 billion    6 RICs ($5 B);     None          (14)          (41)
                                             18 PIVs         $745.0 million   17 PIVs (653 M);
                                             1,735           $9.9 billion     5 other accounts
                                             other accounts                   ($1.44 B)
                 -------------------------------------------------------------------------------------------------------------------
                 Systematic:
                 Ron Mushock<Fs>             5 RICs          $780.0 million
                 ----------------------      5 PIVs          $437.0 million   1 other account    None          (28)          (55)
                 Systematic:                 95 other        $5.12 billion    ($191.0 M)
                 Kevin McCreesh              accounts
                 ------------------------------------------------------------------------------------------------------------------
                 WEDGE:                      1 RIC           $0.07 billion
                 R. Michael James<Ft>        181 other       $2.60 billion
                                             accounts
                 ----------------------
                 WEDGE:                                                                           None         (29)          (56)
                 Peter F. Bridge<Ft>
                 ----------------------
                 WEDGE:
                 Paul M. VeZolles<Ft>

------------------------------------------------------------------------------------------------------------------------------------
Short Duration   Scott Kirby                 10 RICS         $8.54 billion    1 other          $10,001-
U.S. Government                              7 PIVs          $2.14 billion    account          $50,000
                                             51 other        $22.26 billion   ($32.99 M)
                                             accounts

                 ----------------------------------------------------------------------------------------      (2)           (31)

                 Jamie Jackson               12 RICs         $10.46 billion                    $10,001-
                                             8 PIVs          $3.15 billion                     $50,000
                                             35 other        $7.19 billion
                                             accounts
------------------------------------------------------------------------------------------------------------------------------------
Small Cap        American Century:           15 RICs         $10.57 billion
Equity           Thomas P. Vaiana            3 other         $316.3 million
                                             accounts
                 -------------------------------------------------------------
                 American Century:           14 RICs         $7.52 billion
                 William Martin              3 other         $316.3 million
                                             accounts
                 -------------------------------------------------------------

                 American Century:           6 RICs          $2.44 billion                        None         (10)          (37)

                 Wihelmine von Turk          2 other         $306.2 million
                                             accounts
                 -------------------------------------------------------------
                 American Century:           7 RICs          $2.45 billion
                 Brian Ertley                2 other         $306.2 million
                                             accounts
                 -------------------------------------------------------------------------------------------------------------------
                 Lord, Abbett:               3 RICs          $1.78 billion

                 Michael T. Smith            14 other        $833.3 million                       None         (15)          (42)

                                             accounts
                 -------------------------------------------------------------------------------------------------------------------
                 Wellington Management :     3 RICs          $1.64 billion
                 Kenneth L. Abrams           3 PIVs          $994.3 million
                                             21 other        $1.87 billion                     $500,001-
                                             accounts                         1 RIC ($1.41 B); $1,000,000

                 ------------------------------------------------------------ 1 other account  ----------       (12)         (39)

                 Wellington Management :     3 RICs          $1.64 billion    ($311.1 M)
                 Daniel J. Fitzpatrick       3 PIVs          $994.3 million                       None
                                             13 other        $1.85 billion
                                             accounts
------------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Sept. 29, 2006                  Page 111

------------------------------------------------------------------------------------------------------------------------------------
                                              OTHER ACCOUNTS MANAGED (excluding the fund)
                                          ----------------------------------------------------
                                                                                                OWNERSHIP   POTENTIAL
      FUND          PORTFOLIO MANAGER     NUMBER AND TYPE    APPROXIMATE     PERFORMANCE BASED   OF FUND    CONFLICTS   STRUCTURE OF
                                            OF ACCOUNT<F*> TOTAL NET ASSETS     ACCOUNTS<Fa>     SHARES    OF INTEREST  COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value  Donald Smith:               2 RICs          $1,136.0 million
                 Donald G. Smith             1 PIV           $199.0 million

                 ----------------------      30 other        $2,055.0 million                   None           (16)        (43)

                 Donald Smith:               accounts
                 Richard L. Greenberg
                 -------------------------------------------------------------------------------------------------------------------
                 Franklin Portfolio
                 Associates:
                 John S. Cone
                 ----------------------
                 Franklin Portfolio
                 Associates:
                 Michael F. Dunn
                 ----------------------
                 Franklin Portfolio
                 Associates:
                 Oliver E. Buckley
                 ----------------------      16 RICs         $14.5 billion    2 RICs ($9.1 B);

                 Franklin Portfolio          5 PIVs          $199.0 million   17 other accounts  None         (17)        (44)

                 Associates:                 92 other        $4.75 billion    ($4.75 B)
                 Kristin J. Crawford         accounts
                 ----------------------
                 Franklin Portfolio
                 Associates:
                 Langton Garvin
                 ----------------------
                 Franklin Portfolio
                 Associates:
                 Patrick Slattery
                 -------------------------------------------------------------------------------------------------------------------
                 BHMS: James S. McClure      2 RICs          $430.40 million

                 ----------------------      16 other        $731.60 million                    None           (18)        (45)

                 BHMS: John P. Harloe        accounts
                 -----------------------------------------------------------------------------------------------------------------
                 MetWest: Gary W.
                 Lisenbee
                 ----------------------
                 MetWest: Howard             3 RICs          $568.9 million

                          Gleicher           4 PIVs          $57.20 million                     None           (19)        (46)

                 ----------------------      7 other         $65.90 million
                 MetWest: Jeffrey Peck       accounts
                 ----------------------
                 MetWest: Jay
                          Cunningham
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government  Scott Kirby                 10 RICs         $9.38 billion    1 other
Mortgage                                     7 PIVs          $2.14 billion    account          $10,001-

                                             51 other        $22.26 billion   ($32.99 M)       $50,000          (2)        (31)

                                             accounts
------------------------------------------------------------------------------------------------------------------------------------

Value            Eli M. Salzmann             12 RICs         $25.69 billion   1 other            None          (15)        (42)

                 ----------------------      10 PIVs         $822.8 million   account
                 Sholom Dinsky               45,651 other    $17.778 billion  ($221.4 M)
                                             accounts
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
------------------------------------------------------------------------------------------------------------------------------------
Dividend         Warren Spitz                                                                  Over
Opportunity                                                                                    $1,000,000
                 ----------------------      5 RICs          $12.24 billion                    ----------
                 Steve Schroll               1 PIV           $149.85 million                   $100,001-
                                             4 other         $275.76 million                   $500,000

                 ----------------------      accounts                                          ----------       (2)        (31)

                 Laton Spahr                                                                   $50,001-
                                                                                               $100,000
                 -------------------------------------------------------------                 ----------
                 Paul Stocking<Fq>
------------------------------------------------------------------------------------------------------------------------------------
Real Estate      Julene Melquist                                                               $10,001-
                                                                                               $50,000

                 ----------------------           None                                         ----------    (2), (3)      (31)

                 J. Blair Brumley                                                               None
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
------------------------------------------------------------------------------------------------------------------------------------

Core Bond        Tom Murphy                  7 RICs          $9.86 billion                     $10,001-
                                             3 PIVs          $1.15 billion                     $50,000
                                             24 other        $15.07 billion
                                             accounts
                 ----------------------------------------------------------------------------------------
                 Jamie Jackson               14 RICs         $16.99 billion                    $10,001-
                                             6 PIVs          $3.48 billion                     $50,000          (2)        (31)
                                             35 other        $7.61billion
                                             accounts
                 ----------------------------------------------------------------------------------------
                 Scott Kirby                 10 RICs         $11.58 billion   1 other
                                             6 PIVs          $2.08 billion    account          $10,001-
                                             51 other        $21.72 billion   ($33.29 M)       $50,000
                                             accounts

------------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Sept. 29, 2006                  Page 112

------------------------------------------------------------------------------------------------------------------------------------
                                              OTHER ACCOUNTS MANAGED (excluding the fund)
                                          ----------------------------------------------------
                                                                                               OWNERSHIP    POTENTIAL
      FUND          PORTFOLIO MANAGER     NUMBER AND TYPE    APPROXIMATE     PERFORMANCE BASED  OF FUND     CONFLICTS   STRUCTURE OF
                                            OF ACCOUNT<F*> TOTAL NET ASSETS     ACCOUNTS<Fa>    SHARES     OF INTEREST  COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------

Disciplined      Dimitris Bertsimas          17 RICs         $1.79 billion                     $100,001-
Equity                                       1 PIV           $113.40 million                   $500,000
                                             10 other        $209.66 million
                                             accounts
                 ------------------------------------------------------------                  ----------    (2)           (31)
                 Gina Mourtzinou             3 RICs          $1.33 billion                     $50,001-
                                             5 other         $178.76 million                   $100,000
                                             accounts
------------------------------------------------------------------------------------------------------------------------------------
Disciplined      Dimitris Bertsimas          17 RICs         $3.71 billion
Small and Mid                                1 PIV           $113.40 million
Cap Equity                                   10 other        $209.66 million
                                             accounts                                            None         (2)           (31)
                 ------------------------------------------------------------
                 Gina Mourtzinou             3 RICs          $3.24 billion
                                             5 other         $178.76 million
                                             accounts
------------------------------------------------------------------------------------------------------------------------------------
Disciplined      Dimitris Bertsimas          17 RICs         $3.70 billion
Small Cap Value                              1 PIV           $113.40 million                   $100,001-      (2)           (31)
                                             10 other        $209.66 million                   $500,000
                                             accounts
                 ------------------------------------------------------------                  ----------
                 Gina Mourtzinou             3 RICs          $3.24 billion                     $10,001-
                                             5 other         $178.76 million                   $50,000
                                             accounts
                 ------------------------------------------------------------                  ----------
                 Jonathan Calvert            13 RICs         $1.48 billion                       None
------------------------------------------------------------------------------------------------------------------------------------
Floating Rate    Lynn Hopton                 13 other        $6.08 billion                       None         (2)           (31)
                                             accounts
                 ------------------------------------------------------------                  ----------
                 Yvonne Stevens              14 other         $6.28 billion                    $10,001-
                                             accounts                                          $50,000
                 ------------------------------------------------------------                  ----------
                 Erol Sonderegger            11 RICs         $303.58 million
                 ----------------------                                                        ----------
                 Colin Lundgren                                                                  None
------------------------------------------------------------------------------------------------------------------------------------
Growth           Nick Thakore                4 RICs          $12.62 billion
                                             2 PIVs          $45.77 million                      None         (2)           (31)
                                             2 other         $107.09 million
                                             accounts
------------------------------------------------------------------------------------------------------------------------------------
Income           Brian Lavin                 1 RIC           $222.69 million                   $50,001-
Opportunity                                  1 PIV           $18.66 million                    $100,000
                 ------------------------------------------------------------                  ----------
                 Jennifer Ponce de Leon      5 RICs          $8.48 billion                     $10,001-       (2)           (31)
                                             1 PIV           $18.66 million                    $50,000
                                             11 other         1.86 billion
                                             accounts
------------------------------------------------------------------------------------------------------------------------------------
Inflation        Jamie Jackson               14 RICs         $16.94 billion                    $10,001-
Protected                                    6 PIVs          $3.48 billion                     $50,000
Securities                                   35 other        $7.61 billion                                    (2)           (31)
                                             accounts
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity Nick Thakore                4 RICs          $8.14 billion
                                             2 PIVs          $45.77 million
                                             2 other         $107.09 million
                                             accounts
                 ------------------------------------------------------------                    None         (2)           (31)
                 Bob Ewing                   6 RICs          $7.54 billion
                                             2 PIVs          $45.77 million
                                             2 other         $107.09 million
                                             accounts
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Value  Bob Ewing                   6 RICs          $15.28 billion
                                             2 PIVs          $45.77 million                      None         (2)           (31)
                                             2 other         $107.09 million
                                             accounts
------------------------------------------------------------------------------------------------------------------------------------
Limited          Tom Murphy                  7 RICs          $9.93 billion                     $10,001-
Duration Bond                                3 PIVs          $1.15 billion                     $50,000
                                             24 other        $15.07 million
                                             accounts
                 ----------------------------------------------------------------------------------------
                 Jamie Jackson               14 RICs         $17.06 billion                    $10,001-
                                             6 PIVs          $3.48 billion                     $50,000        (2)           (31)
                                             35 other        $7.61 billion
                                             accounts
                 ----------------------------------------------------------------------------------------
                 Scott Kirby                 10 RICs         $11.65 billion    1 other account $10,001-
                                             6 PIVs          $2.08 billion     ($33.29 M)      $50,000
                                             51 other        $21.72 billion
                                             accounts

-----------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Sept. 29, 2006                  Page 113

------------------------------------------------------------------------------------------------------------------------------------
                                              OTHER ACCOUNTS MANAGED (excluding the fund)
                                          ----------------------------------------------------
                                                                                               OWNERSHIP    POTENTIAL
      FUND          PORTFOLIO MANAGER     NUMBER AND TYPE    APPROXIMATE     PERFORMANCE BASED  OF FUND     CONFLICTS   STRUCTURE OF
                                            OF ACCOUNT<F*> TOTAL NET ASSETS     ACCOUNTS<Fa>    SHARES     OF INTEREST  COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------

California       Rick LaCoff<Fp>         8 RICs              $4.79 billion

Tax-Exempt                               15 PIVs             $8.05 billion
-----------------------------------------------------------------------------
Massachusetts                            8 RICs              $4.91 billion
Tax-Exempt                               15 PIVs             $8.05 billion
-----------------------------------------------------------------------------
Michigan                                 8 RICs              $4.92 billion
Tax-Exempt                               15 PIVs             $8.05 billion                       None         (2)          (31)
-----------------------------------------------------------------------------
Minnesota                                8 RICs              $4.63 billion
Tax-Exempt                               15 PIVs             $8.05 billion
-----------------------------------------------------------------------------
New-York                                 8 RICs              $4.90 billion
Tax-Exempt                               15 PIVs             $8.05 billion
-----------------------------------------------------------------------------
Ohio                                     8 RICs              $4.92 billion
Tax-Exempt                               15 PIVs             $8.05 billion
-----------------------------------------------------------------------------------------------------------------------------------

Diversified      Tom Murphy              8 RICs              $4.74 billion    3 RICs ($1.45 B); $100,001-     (2)          (31)

Bond                                     4 PIVs              $1.29 billion                      $500,000
                                         23 other
                                         accounts<Ff>        $19.82 billion   1 other account
                                                                               ($0.098 B)
                 ------------------------------------------------------------                  ----------
                 Jamie Jackson           12 RICs             $6.85 billion                     $10,001-
                                         6 PIVs              $3.21 billion                     $50,000
                                         31 other            $5.59 billion
                                         accounts<Ff>
                 ------------------------------------------------------------                  ----------
                 Scott Kirby             11 RICs             $9.79 billion
                                         6 PIVs              $2.38 billion                     $10,001-
                                         45 other            $23.27 billion                    $50,000
                                         accounts<Ff>
                 ----------------------------------------------------------------------------------------
                 Jennifer Ponce de Leon  5 RICs              $5.83 billion                     $10,001-
                                         1 PIV               $0.03 billion                     $50,000
                                         10 other            $3.25 billion
                                         accounts
                 ----------------------------------------------------------------------------------------
                 Nicolas Pifer           4 RICs              $3.02 billion    1 other account  $1-
                                         4 PIVs              $0.47 billion    ($0.14 B)        $10,000
                                         15 other            $4.22 billion
                                         accounts<Ff>
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
------------------------------------------------------------------------------------------------------------------------------------

Balanced         Tom Murphy              8 RICs              $6.51 billion    2 RICs $1.03 B); $10,001-       (2)         (31)

                                         4 PIVs              $1.26 billion    1 other account  ($50,000
                                         22 other            $17.03 billion   ($0.098 B)
                                         accounts<Ff>
                 ------------------------------------------------------------                  ----------
                 Jamie Jackson           12 RICs             $8.72 billion                        None
                                         7 PIVs              $3.16 billion
                                         29 other            $6.68 billion
                                         accounts<Ff>
                 ------------------------------------------------------------                  ----------
                 Scott Kirby             11 RICs             $8.66 billion
                                         7 PIVs              $2.32 billion                        None
                                         44 other            $22.72 billion
                                         accounts<Ff>
                 ------------------------------------------------------------                  ----------

                 Bob Ewing               6 RICs              $6.08 billion    6 RICs           $100,001-      (2)         (31)

                                         2 PIVs              $0.04 billion                     $500,000
                                         1 other account     $0.01 billion
-----------------------------------------------------------------------------------------------------------------------------------

Diversified      Warren Spitz            4 RICs              $5.13 billion    4 RICs           $100,001-      (2)         (31)

Equity Income                            1 PIV               $0.16 billion                     $500,000
                                         1 other account     $0.01 billion
                 ----------------------                                                        ----------
                 Laton Spahr                                                                      None
                 ----------------------                                                        ----------
                 Steve Schroll                                                                 $50,001-
                                                                                               $100,000
                 ---------------------------------------------------------------------------------------
                 Paul Stocking<Fq>
-----------------------------------------------------------------------------------------------------------------------------------

Mid Cap Value    Warren Spitz            4 RICs              $9.19 billion    4 RICs           $100,001-      (2)         (31)

                                         1 PIV               $0.16 billion                     $500,000
                                         1 other account     $0.01 billion
                 ----------------------                                                        ----------
                 Laton Spahr                                                                   $10,001-
                                                                                               $50,000
                 ----------------------                                                        ----------
                 Steve Schroll                                                                 $50,001-
                                                                                               $100,000
                 ----------------------------------------------------------------------------------------
                 Paul Stocking<Fq>
-----------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Sept. 29, 2006                  Page 114

----------------------------------------------------------------------------------------------------
                                              OTHER ACCOUNTS MANAGED (excluding the fund)
                                          -------------------------------------------------------
                                                                  APPROXIMATE       PERFORMANCE
      FUND          PORTFOLIO MANAGER     NUMBER AND TYPE          TOTAL NET           BASED
                                            OF ACCOUNT<F*>           ASSETS         ACCOUNTS<Fa>
----------------------------------------------------------------------------------------------------
Strategic         Tom Murphy               8 RICs 4 PIVs 22     $6.74 billion     2 RICs ($1.26
Allocation                                 other accounts<Ff>   $1.26 billion     B); 1 other
                                                                $17.03 billion    account
                                                                                  ($0.098 B)
                 -------------------------------------------------------------
                  Jamie Jackson            12 RICs 7 PIVs  29   $8.72 billion
                                           other accounts<Ff>   $3.16 billion
                                                                $6.68 billion
                 -------------------------------------------------------------
                  Scott Kirby              11 RICs 7 PIVs  44   $8.9 billion
                                           other accounts<Ff>   $2.32 billion
                                                                $22.72 billion
                 ----------------------------------------------------------------------------------
                  Dimitris Bertsimas       4 RICs 6 PIVs 8      $2.18 billion     4 RICs
                                           other accounts<Ff>   $0.16 billion
                                                                $0.08 billion
                 ----------------------------------------------------------------------------------
                  Jonathan Calvert         2 RICs 6 PIVs        $0.12 billion     2 RICs
                                                                $0.16 billion
                 -------------------------------------------------------------
                  Gina Mourtnizou          2 RICs 3 other       $2.06 billion
                                           accounts             $0.04 billion
---------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
----------------------------------------------------------------------------------------------------
Absolute Return   Nicholas Pifer           6 RICs 8 PIVs 16     $6.29 billion     1 other account
Currency  and                              other accounts<Ff>   $0.669 billion    ($0.14 B)
Income<Fo>                                                      $4.166 billion
---------------------------------------------------------------------------------------------------
Disciplined       Dimitris Bertsimas       8 RICs 7 PIVs 10     $3.2 billion
International                              other accounts<Ff>    $0.246 billion
Equity<Fo>                                                      $0.223 billion
                 -------------------------------------------------------------
                  Jonathan Calvert         3 RICs 6 PIVs        $1.09 billion
                                                                $0.131 billion
---------------------------------------------------------------------------------------------------
Emerging Markets  Julian A.S. Thompson     1 RIC 3 other        $226.0 million
                                           accounts             $212.0 million
                 -------------------------------------------------------------
                  Jules Mort               1 RIC 1 PIV 3 other  $226.0 million
                                           accounts             $1.428 billion
                                                                $212.0 million
---------------------------------------------------------------------------------------------------
Emerging Markets  Nicholas Pifer           6 RICs 8 PIVs 15     $5.543 billion    1 RIC ($0.39
Bond                                       other accounts<Ff>   $0.56 billion     B); 1 other
                                                                $4.031 billion    account ($0.14
                                                                                  B)
---------------------------------------------------------------------------------------------------
European Equity   Dominic Baker            1 PIV                $105.0 million
                 -------------------------------------------------------------
                  Rob Jones                None
---------------------------------------------------------------------------------------------------
Global Bond       Nicholas Pifer           5 RICs 6 PIVs 15     $4.932 billion    1 RIC ($36 M);
                                           other accounts       $496.025 million  1 other account
                                                                $4.202 billion    ($142 M)
---------------------------------------------------------------------------------------------------
Global Equity     Dominic Rossi            2 RICs 1 other       $1.717 billion
                                           account              $604.5 million
                 -------------------------------------------------------------
                  Stephen Thornber         1 RIC 1 PIV 2 other  $122.0 million
                                           accounts             $72.0 million
                                                                $93.0 million
---------------------------------------------------------------------------------------------------
Global            Nina Hughes              1 PIV                $11.437 million
Technology
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------


                                                OWNERSHIP       POTENTIAL
      FUND                                       OF FUND        CONFLICTS   STRUCTURE OF
                                                 SHARES        OF INTEREST  COMPENSATION
----------------------------------------------------------------------------------------
Strategic
Allocation
                                             $10,001-$50,000
                                         --------------------

                                                  None             (2)          (31)

                                         --------------------
                                             $10,001-$50,000
                                         -----------------------------------------------

                                             Over $1,000,000       (2)          (31)

                                         --------------------
                                            $100,001-$500,000
                                         --------------------
                                            $50,001-$100,000
----------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
----------------------------------------------------------------------------------------

Absolute Return                                  None<Fm>          (2)          (31)

Currency  and
Income<Fo>
----------------------------------------------------------------------------------------
Disciplined

International                                    None<Fm>          (2)          (31)

Equity<Fo>
----------------------------------------------------------------------------------------

Emerging Markets                                 None<Fl>         (20)          (47)


----------------------------------------------------------------------------------------

Emerging Markets                                 None<Fm>         (2)          (31)

Bond

----------------------------------------------------------------------------------------

European Equity                                  None<Fl>         (20)          (47)

----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------

Global Bond                                    $1-$10,000          (2)          (31)

----------------------------------------------------------------------------------------
Global Equity                                    None<Fl>          (20)          (47)
----------------------------------------------------------------------------------------

Global                                            None           (2),(3)        (31)

Technology
----------------------------------------------------------------------------------------


Statement of Additional Information - Sept. 29, 2006                  Page 115

------------------------------------------------------------------------------------------------------------------------------------
                                              OTHER ACCOUNTS MANAGED (excluding the fund)
                                          ----------------------------------------------------
                                                                                                OWNERSHIP   POTENTIAL
      FUND          PORTFOLIO MANAGER     NUMBER AND TYPE    APPROXIMATE     PERFORMANCE BASED   OF FUND    CONFLICTS   STRUCTURE OF
                                            OF ACCOUNT<F*> TOTAL NET ASSETS     ACCOUNTS<Fa>     SHARES    OF INTEREST  COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
------------------------------------------------------------------------------------------------------------------------------------
International     Columbia WAM:

Aggressive Growth P. Zachary Egan        1 RIC             $2.6 billion                            None       (21)          (48)

                  ---------------------
                  Columbia WAM:
                  Louis J. Mendes
                  ------------------------------------------------------------------------------------------------------------------
                  Principal:

                  John Pihlblad<Fd>       3 RICs           $1.5 billion                            None       (22)          (49)

                                          2 other          $437.0 million
                                          accounts
                  ----------------------------------------------------------
                  Principal:
                  Steven Larson<Fd>       1 RIC            $724.9 million
------------------------------------------------------------------------------------------------------------------------------------
International     Boston Company:         18 RICs          $7.1 billion
Equity            D. Kirk Henry           9 PIVs           $8.5 billion

                  ---------------------   77 other         $16.0 billion                           None       (23)          (50)

                  Boston Company:         accounts
                  Clifford A. Smith
                  ------------------------------------------------------------------------------------------------------------------

                  Marisco:                14 RICs          $4.428 billion                          None       (24)          (51)

                  James G. Gendelman      2 other          $143.8 million
                                          accounts
------------------------------------------------------------------------------------------------------------------------------------
International     Alex Lyle               2 RICs           $1.297 billion
Opportunity                               25 PIVs          $1.602 billion

                                          2 other          $287.0 million                         None(l)     (20)          (47)

                                          accounts
                  ----------------------------------------------------------
                  Dominic Rossi           2 RICs           $1.732 billion
                                          1 other account  $604.5 million
------------------------------------------------------------------------------------------------------------------------------------
International     Kevin F. Simms          15 RICs          $6.9 billion
Select Value                              11 PIVs          $2.7 billion

                  ---------------------   152 other        $18.5 billion                           None       (25)          (52)

                  Henry S. D'Auria      accounts
------------------------------------------------------------------------------------------------------------------------------------
International     AIGGIC:                 2 RICs           $369.85 million
Small Cap         Hans K. Danielsson<Fe>  5 PIVs           $1.27 billion      2 other accounts

                                          3 other          $294.83 million    ($88.78 M)           None       (26)          (53)

                                          accounts
                  -----------------------------------------------------------------------------
                  AIGGIC:                 1 RIC            $272.43 million
                  Chantal Brennan<Fe>     1 PIV            $398.5 million
                  ----------------------------------------------------------
                  AIGGIC: Ming Hsu<Fe>    1 RIC            $272.43 million
                                          7 PIVs           $99.96 million
                                          2 other          $275.07 million
                                          accounts
                  ----------------------------------------------------------
                  AIGGIC:                 1 RIC            $272.43 million
                  Noriko Umino<Fe>        1 PIV            $3.73 million
                                          3 other          $88.79 million
                                          accounts
                  ------------------------------------------------------------------------------------------------------------------
                  Batterymarch:
                  Thomas Linkas<Fd>
                  ---------------------
                  Batterymarch:
                  Charles F. Lovejoy<Fd>
                  ---------------------
                  Batterymarch:
                  Guy Bennett<Fd>

                  ---------------------    14 other         $2.985 billion                         None       (27)          (54)

                  Batterymarch:            accounts
                  Christopher W.
                  Floyd<Fd>
                  ---------------------
                  Batterymarch:
                  Jeremy Knight<Fd>
                  ---------------------
                  Batterymarch:
                  John Vietz<Fd>
------------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Sept. 29, 2006                  Page 116

------------------------------------------------------------------------------------------------------------------------------------
                                              OTHER ACCOUNTS MANAGED (excluding the fund)
                                          ----------------------------------------------------
                                                                                                OWNERSHIP   POTENTIAL
      FUND          PORTFOLIO MANAGER     NUMBER AND TYPE    APPROXIMATE     PERFORMANCE BASED   OF FUND    CONFLICTS   STRUCTURE OF
                                            OF ACCOUNT<F*> TOTAL NET ASSETS     ACCOUNTS<Fa>     SHARES    OF INTEREST  COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth    Duncan J. Evered        2 RICs          $918.82 million
                                          2 PIVs          $215.55 million                       $100,001 -

                                          17 other        $616.98 million                       $500,000       (2)          (31)

                                          accounts
------------------------------------------------------------------------------------------------------------------------------------

Tax-Exempt High      Rick LaCoff<Fp>      8 RICs          $1.72 billion                          None          (2)          (31)

Income                                    15 PIVs         $8.05 billion
------------------------------------------------------------------------------------------------------------------------------------

Intermediate         Rick LaCoff<Fp>      8 RICs          $4.87 billion                          None          (2)          (31)

Tax-Exempt                                15 PIVs         $8.05 billion
------------------------------------------------------------------------------------------------------------------------------------

Tax-Exempt Bond      Rick LaCoff<Fp>      8 RICs          $4.11 billion                          None          (2)          (31)

                                          15 PIVs         $8.05 billion
------------------------------------------------------------------------------------------------------------------------------------

<F*>  RIC refers to a Registered Investment Company; PIV refers to a Pooled
      Investment Vehicle.

<Fa>  Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

<Fb>  Mr. Bergene has overall accountability for the group that monitors the subadvisers for RiverSource funds and for making recommendations to the Boards of Directors on changes to those subadvisers.

<Fc>  Ms. Keeley, who serves as Senior Vice President, Fixed Income for
      RiverSource Investments, and Mr. Truscott, who serves as Chief Investment Officer for RiverSource Investments, oversee the portfolio managers who manage other accounts for RiverSource Investments, including the underlying funds in which the Funds-of-Funds invest, and other accounts managed by RiverSource Investments and its affiliates including institutional assets, proprietary assets and hedge funds.

<Fd>  The portfolio manager began managing the fund after its last fiscal period end; therefore the reporting information is as of March 31, 2006.

<Fe>  The portfolio manager began managing the fund after its last fiscal period end; therefore the reporting information is as of Dec. 31, 2005.

<Ff>  Reflects each wrap program strategy as a single client, rather than counting each participant in the program as a separate client.

<Fg>  Primarily managed money/wrap accounts.

<Fh>  Neither Christopher Davis nor Kenneth Feinberg own any shares of
      Fundamental Value Fund. However, both portfolio managers have over $1 million invested in the Davis Funds, which are managed in a similar style.

<Fi>   Represents the portion of assets for which the portfolio manager has primary responsibility in the accounts indicated. The accounts may contain additional assets under the primary responsibility of other portfolio managers.

<Fj>  Messrs. Murphy, Jackson and Kirby manage the fixed income portion of these 3 RICs.

<Fk>  Mr. Jackson manages $0.21 million of that account, and Mr. Kirby manages
      $82.58 million of that account.

<Fl>   The fund is available for sale only in the U.S. The portfolio managers do not reside in the U.S. and therefore do not hold any shares of the fund.

<Fm>  The fund is new and shares were not yet being offered as of the fiscal period end.

      As of the date of this SAI, the fund had not passed its first fiscal period end, and therefore the portfolio manager reporting information is as of Dec. 31, 2005.

<Fo>   As of the date of this SAI, the fund had not passed its first fiscal period end, and therefore the portfolio manager reporting information is as of March 31, 2006.

<Fp>  Mr. LaCoff began managing the funds after the last fiscal period end;
      therefore reporting information is as of July 31, 2006.

<Fq>  Mr. Stocking began managing the funds Aug. 1, 2006, therefore reporting information is not yet available.


<Fr>   As of Oct. 1, 2006, Mr. McVail and Mr. Turner will no longer be managing the Fund. They will be replaced by Tara Hedlund and Jason Schrotberger.

<Fs>  The portfolio managers began managing the Fund after its last fiscal period end; therefore reporting information is as of June 30, 2006.

<Ft>  The portfolio managers began managing the Fund after its last fiscal period end; therefore reporting information is as of July 31, 2006.



Statement of Additional Information - Sept. 29, 2006                  Page 117

POTENTIAL CONFLICTS OF INTEREST

(1) Management of Funds-of-Funds differs from that of the other RiverSource funds. The portfolio management process is set forth generally below and in more detail in the funds' prospectus.

      Management of the portfolios is based on initial asset class guidance provided by the Capital Markets Committee, a group of RiverSource Investments investment professionals, and subsequent allocation determinations by the Asset Allocation Committee and Fund Selection Committee within established guidelines set forth in the prospectus. The Asset Allocation Committee, comprised of portfolio managers Joy, Keeley and Truscott, determines each funds-of-fund's allocation among the three main asset classes (equity, fixed income and cash) and allocation among investment categories within each asset class. The Fund Selection Committee, comprised portfolio managers Bergene, Joy, Keeley and Truscott, determines each funds-of-fund's allocation among the underlying funds. These allocation determinations are reviewed by the Asset Allocation Committee and Fund Selection Committee at least quarterly.

      Because of the structure of the funds-of-funds, the potential conflicts of interest for the portfolio managers may be different than the potential conflicts of interest for portfolio managers who manage other funds. These potential conflicts of interest include:

      o The portfolio managers of the underlying funds are under the supervision of portfolio managers Keeley and Truscott. Keeley and Truscott may have influence over the management of the underlying funds through their supervision of the underlying funds' portfolio managers and/or through their ability, as part of the Asset Allocation Committee and Fund Selection Committee, to influence the allocation of funds-of-funds assets to or away from the underlying funds.

      o Portfolio managers Joy, Keeley and Truscott also serve as members of the Capital Markets Committee. As described above, the Capital Markets Committee provides initial guidance with respect to asset allocation, and its view may play a significant role in the asset class determinations made by the Asset Allocation Committee and, as a result, in the underlying fund determinations made by the Fund Selection Committee.

      In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager has in place a Code of Ethics that is designed to address conflicts and that, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.

(2) RiverSource Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including hedge funds, proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, RiverSource Investments monitors a variety of areas (e.g., allocation of investment opportunities) and compliance with the firm's Code of Ethics, and places additional investment restrictions on portfolio managers who manage hedge funds and certain other accounts.

      RiverSource Investments has a fiduciary responsibility to all of the clients for which it manages accounts. RiverSource Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. RiverSource Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.


Statement of Additional Information - Sept. 29, 2006                  Page 118

      In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager has in place a Code of Ethics that is designed to address conflicts and that, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.

(3) The portfolio manager's responsibilities also include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that the portfolio manager manages versus communicating his or her analyses to other portfolio managers concerning securities that he or she follows as an analyst.

(4) The management of a portfolio and other accounts by a portfolio manager could result in potential conflicts of interest if the portfolio and other accounts have different objectives, benchmarks and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the portfolio. The portfolio manager and his team manage the portfolio and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. UBS Global Asset Management (Americas) Inc. manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.

      If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the portfolio may not be able to take full advantage of that opportunity due to an allocation or filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, UBS Global Asset Management (Americas) Inc. has adopted procedures for allocating portfolio trades among multiple accounts to provide fair treatment to all accounts.

      The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. UBS Global Asset Management (Americas) Inc. has adopted Codes of Ethics that govern such personal trading, but there is no assurance that the Codes will adequately address all such conflicts.

(5) As is typical for many money managers, potential conflicts of interest may arise related to Turner's management of accounts including the Fund where not all accounts are able to participate in a desired IPO, or other limited opportunity, relating to use of soft dollars and other brokerage practices, related to the voting of proxies, employee personal securities trading, and relating to a variety of other circumstances. In all cases, however, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. Please also see Turner's Form ADV, Part II for a description of some of its policies and procedures in this regard.

(6) To ensure that Essex addresses compliance and control issues, an open dialogue exists between the portfolio managers, the trading desk, and our account services groups. This allows Essex to monitor compliance among these parties to accommodate both our clients' and the firm's investment guidelines. In order to prevent and detect violations, we have the following checks and balances built into our compliance process:

      o     The client service group and the Compliance Officer -- Christopher
            P. McConnell, Co-Chief Executive Officer and Chief Financial Officer -- interpret each compliance restriction.

      o     Portfolio Managers review each trade for appropriateness.

      o Our trading systems are state of the art and have been developed to prevent an inappropriate security or position from being purchased in a portfolio once the system is coded.

      o Our administrative group reviews each trade on a daily basis for reconciliation purposes.

      o Each member of our firm has signed our Code of Ethics policy which outlines authorized trading activity and procedures.


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(7)   MDTA offers several wealth management models in which their private clients (separately managed accounts) participate. Those offerings which follow the MDT Small Cap Growth strategy include portfolios of investments substantially identical to the portfolio managed for the RiverSource Small Cap Growth Fund ("RSCGF"), which could create certain conflicts of interest. In all cases, MDTA believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising.

(8) Kenwood, an indirect partially-owned subsidiary of Ameriprise Financial, is an affiliate of RiverSource Investments. Kenwood portfolio managers may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades.

      Kenwood has a fiduciary responsibility to all of the clients for which it manages accounts. Kenwood seeks to provide best execution of all securities transactions. Where possible, security transactions are aggregated and allocated to client accounts in a fair and timely manner. Kenwood has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients. In addition to monitoring these policies and procedures, Kenwood monitors compliance with the firm's Code of Ethics and places additional investment restrictions on portfolio managers who manage certain other accounts.

(9) Management of the Income Builder and Retirement Plus Funds-of-Funds differs from that of the other RiverSource funds. The portfolio management process is set forth generally below and in more detail in the funds' prospectus.

      Management of the portfolios is based on proprietary, quantitative techniques and qualitative review of the quantitative output. Using these methodologies, a group of RiverSource investment professionals allocates each fund's assets within and across different asset classes in an effort to achieve the fund's objective of providing a high level of current income and growth of capital. After the initial allocation, the fund will be rebalanced monthly in an effort to maximize the level of income and capital growth, incorporating various measures of relative value subject to constraints that set minimum or maximum exposure within asset classes, as set forth in the prospectus. Within the equity and fixed income asset classes, the quantitative model establishes allocations for the funds, seeking to achieve each fund's objective by investing in defined investment categories. The target allocation range constraints are intended, in part, to promote diversification within the asset classes.

      Because of the structure of the funds-of-funds, the potential conflicts of interest for the portfolio managers may be different than the potential conflicts of interest for portfolio managers who manage other funds. These potential conflicts of interest include:

      o In certain cases, the portfolio managers of the underlying funds are the same as the portfolio managers of the Income Builder and Retirement Plus Funds-of-Funds, and could influence the allocation of funds-of-funds assets to or away from the underlying funds that they manage.

      o RiverSource Investments, LLC and its affiliates may receive higher compensation as a result of allocations to underlying funds with higher fees.

      o RiverSource Investments, LLC monitors the performance of the underlying funds and may, from time to time, recommend to the board of directors of the funds a change in portfolio management or fund strategy or the closure or merger of an underlying fund. In addition, RiverSource Investments, LLC may believe that certain RiverSource funds may benefit from additional assets or could be harmed by redemptions. All of these factors may also influence decisions in connection with the allocation of funds-of-funds assets to or away from certain underlying funds.


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      In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager has in place a Code of Ethics that is designed to address conflicts and that, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.

(10) Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

      Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

      For each investment strategy, one portfolio is generally designated as the "policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

      American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

      Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

(11) Goldman Sachs Asset Management, L.P. ("GSAM") portfolio managers are often responsible for managing one or more Funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.


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

      GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM has adopted policies limiting the circumstances under which cross-trades may be affected between a Fund and another client account. GSAM conducts periodic reviews of trades for consistency with these policies.

(12) Individual investment professionals at Wellington Management manage multiple portfolios for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, foundations), bank common trust accounts, and hedge funds. The investment professionals primarily responsible for the day-to-day management of the funds ("portfolio managers") generally manage portfolios in several different investment styles. These portfolios may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the funds. The portfolio managers make investment decisions for the funds based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that portfolio. Consequently, the portfolio managers may purchase or sell securities, including IPOs, for one portfolio and not another portfolio, and the performance of securities purchased for the fund may vary from the performance of securities purchased for other portfolios. The portfolio managers or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the fund, or make investment decisions that are similar to those made for the funds, both of which have the potential to adversely impact the funds depending on market conditions. For example, the portfolio managers may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures, including performance fees, that are or have the potential to be higher, in some cases significantly higher, than the fees paid by the funds to Wellington Management. Because incentive payments are tied to revenues earned by Wellington Management, and where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by the portfolio manager. Finally, the portfolio managers may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

      Wellington Management's goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary fund guidelines, the allocation of IPOs, and compliance with the firm's Code of Ethics, and places additional investment restrictions on portfolio managers who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management's portfolio managers. Although Wellington Management does not track the time a portfolio manager spends on a single portfolio, Wellington Management does periodically assess whether a portfolio manager has adequate time and resources to effectively manage the portfolio manager's various client mandates.

(13) Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one portfolio or other account. More specifically, portfolio managers who manage multiple portfolios and /or other accounts are presented with the following potential conflicts:

      o The management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Davis Advisors seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the portfolios.


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      o     If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one portfolio or other account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and other accounts. To deal with these situations, Davis Advisors has adopted procedures for allocating portfolio transactions across multiple accounts.

      o With respect to securities transactions for the portfolios, Davis Advisors determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Davis Advisors may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Davis Advisors may place separate, non-simultaneous, transactions for a portfolio and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the other account.

      o Finally, substantial investment of Davis Advisor or Davis Family assets in certain mutual funds may lead to conflicts of interest. To mitigate these potential conflicts of interest, Davis Advisors has adopted policies and procedures intended to ensure that all clients are treated fairly over time. Davis Advisors does not receive an incentive based fee on any account.

(14) Actual or apparent conflicts of interest may arise when the portfolio manager also has day-to-day management responsibilities with respect to one or more other accounts. These potential conflicts include:

      Allocation of Limited Time and Attention. Because the portfolio manager manages many accounts, he may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as if he were to devote substantially more attention to the management of only a few accounts.

      Allocation of Limited Investment Opportunities. If the portfolio manager identifies an investment opportunity that may be suitable for multiple accounts, the Fund may not be able to take full advantage of that opportunity because the opportunity may need to be allocated among all or many of these accounts or other accounts managed primarily by other portfolio managers of the GAMCO Asset Management Inc. (GAMCO) and its affiliates.

      Pursuit of Differing Strategies. At times, the portfolio manager may determine that an investment opportunity may be appropriate for only some of the accounts for which he exercises investment responsibility, or may decide that certain of these accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may execute differing or opposite transactions for one or more accounts, which may affect the market price of the security or the execution of the transactions, or both, to the detriment of one or more of his accounts.

      Selection of Broker/Dealers. Because of the portfolio manager's position with Gabelli & Company, Inc., ("Gabelli & Co.") an affiliate of GAMCO that is a registered broker-dealer, and his indirect majority ownership interest in Gabelli & Company, Inc., he may have an incentive to use Gabelli & Co. to execute portfolio transactions for the Fund even if using Gabelli & Co. is not in the best interest of the fund.

      Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the accounts that he manages. If the structure of GAMCO's management fee or the portfolio manager's compensation differs among accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager may be motivated to favor certain funds or accounts over others. The portfolio manager also may be motivated to favor funds or accounts in which he has an investment interest, or in which GAMCO or its affiliates have investment interests. In Mr. Gabelli's case, GAMCO's compensation (and expenses) for the Fund are marginally greater as a percentage of assets than for certain other accounts and are less than for certain other accounts managed by Mr. Gabelli, while his personal compensation structure varies with near-term performance to a greater degree in certain performance fee based accounts than with nonperformance based accounts. In addition, he has investment interests in several of the funds managed by GAMCO and its affiliates. GAMCO and the Fund have adopted compliance policies and procedures that are designed to address the various conflicts of interest that may arise for GAMCO and its staff members. However, there is no guarantee that such policies and procedures will be able to detect and address every situation in which an actual or potential conflict may arise.


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(15)  Conflicts of interest may arise in connection with the investment manager's management of the investments of the relevant fund and the investments of the other accounts. Such conflicts may arise with respect to the allocation of investment opportunities among the relevant fund and other accounts Conflicts of interest may arise in connection with the portfolio managers' management of the investments of the relevant fund and the investments of the other accounts included in the table above. Such conflicts may arise with respect to the allocation of investment opportunities among the relevant fund and other accounts with similar investment objectives and policies. A portfolio manager potentially could use information concerning the relevant fund's transactions to the advantage of other accounts and to the detriment of the relevant fund. To address these potential conflicts of interest, Lord Abbett has adopted and implemented a number of policies and procedures. Lord Abbett has adopted Policies and Procedures for Evaluating Best Execution of Equity Transactions, as well as Trading Practices/Best Execution Procedures. The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett. In addition, Lord Abbett's Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interests of Lord Abbett's clients including the relevant fund. Moreover, Lord Abbett's Statement of Policy and Procedures on Receipt and Use of Inside Information sets forth procedures for personnel to follow when they have inside information. Lord Abbett is not affiliated with a full service broker-dealer and therefore does not execute any portfolio transactions through such an entity, a structure that could give rise to additional conflicts. Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds. Lord Abbett does not believe that any material conflicts of interest exist in connection with the portfolio managers' management of the investments of the relevant fund and the investments of the other accounts referenced in the table above.

(16) Donald Smith & Co., Inc. is very sensitive to conflicts of interest that could possibly arise in its capacity of serving as an investment adviser. It remains committed to resolving any and all conflicts in the best interest of its clients.

      Donald Smith & Co., Inc. is an independent investment advisor with no parent or subsidiary organizations. Additionally, it has no affiliated organizations, brokerage, nor any investment banking activities.

      Clients include mutual funds, public and corporate pension plans, endowments and foundations, and other separate accounts. Donald Smith & Co., Inc. has put in place systems, policies and procedures, which have been designed to maintain fairness in portfolio management across all clients. Potential conflicts between funds or with other types of accounts are managed via allocation policies and procedures, internal review processes, and direct oversight by Donald G. Smith, President.

(17) Portfolio Managers at Franklin Portfolio Associates (FPA) may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by Small Cap Value Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades.

      FPA has a fiduciary responsibility to all of the clients for which it manages accounts. FPA seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. FPA has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.



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(18)  Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund). BHMS manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by directors and independent third parties to ensure that no client, regardless of type or fee structure, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

(19) Certain conflicts of interest may arise in connection with the management of multiple portfolios and investment strategies. Potential conflicts include the allocation of investment opportunities across client accounts and the allocation of similar investments across different strategies. MetWest Capital has adopted policies and procedures designed to minimize the effects of these conflicts.

      Responsibility for managing MetWest Capital client portfolios is organized according to investment strategy. All accounts in each strategy are managed to a model portfolio, as specified by the investment team. The investment team implements the model consistently across client portfolios. Consequently, position sizes and industry and sector allocations are similar across our clients' portfolios. Typically, no positions differ from portfolio to portfolio, except in the case of client-imposed restrictions. For such a portfolio, the investment team determines the position(s) that comply with client requirements. This process minimizes the potential for conflicts of interest.

      MetWest Capital's allocation policy allocates all investment opportunities among clients in the fairest possible way, taking into account clients' best interests. We have adopted policies and procedures designed to ensure that allocations do not involve a practice of favoring or disfavoring any strategy, client or group of clients. Account and strategy performance is never a factor in trade allocations. When necessary, we address known conflicts of interests in our trading practices by disclosure to clients and/or in our Form ADV or other appropriate action.

      The decision to buy or sell a position in the model portfolio is based on the direction of the investment team. Once the decision is made, traders prepare the trade "blocks." All participating strategies and client portfolios (those without pending cash flows or prohibited transactions) are block-traded together, typically grouped either by custodian or trade broker according to best-execution practices. Orders are placed to ensure random fills so that no one strategy, client or group of clients is favored or disfavored on a systematic basis.

      Each portfolio manager/client service representative is responsible for reviewing the blocks and implementing all buy and sell orders for his/her accounts, taking into consideration client-specific factors. Both the lead strategist and the portfolio manager/client service representatives review trade reports for all accounts on a daily basis.

(20) Threadneedle Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, the portfolio manager's responsibilities at Threadneedle Investments include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that he/she manages versus communicating his/her analyses to other portfolio managers concerning securities that he/she follows as an analyst.

      Threadneedle Investments has a fiduciary responsibility to all of the clients for which it manages accounts. Threadneedle Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. Threadneedle Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.



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(21)  Like other investment professionals with multiple clients, a portfolio manager for a fund may face certain potential conflicts of interest in connection with managing both the fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which Columbia WAM believes are faced by investment professionals at most major financial firms. Columbia WAM has adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

      The management of accounts with different advisory fee rates and/or fee structures may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

      o The most attractive investments could be allocated to higher-fee accounts.

      o The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

      o The trading of other accounts could be used to benefit higher-fee accounts (front-running).

      o The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

      Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, Columbia WAM's investment professionals do not have the opportunity to invest in client accounts, other than the funds.

      A potential conflict of interest may arise when a fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a fund as well as other accounts, Columbia WAM's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the fund or another account if one account is favored over another in allocating the securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

      "Cross trades," in which one Columbia account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Columbia WAM has adopted compliance procedures that provide that any transactions between the funds and another Columbia-advised account are to be made at an independent current market price, as required by law.

      Another potential conflict of interest may arise based on the different investment objectives and strategies of the funds and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

      A fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.



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      The funds' portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to a fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

      Columbia WAM or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of a fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

      The funds' portfolio managers may also face other potential conflicts of interest in managing the funds, and the description above is not a complete description of every conflict that could be deemed to exist in managing both a fund and other accounts. In addition, the funds' portfolio managers may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity.

      The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at Columbia WAM, including the funds' portfolio managers, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by Columbia WAM and the funds, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the funds.

(22) The subadviser provides investment advisory services to numerous clients other than the Fund. The investment objectives and policies of these accounts may differ from those of the Fund. Based on these differing circumstances, potential conflicts of interest may arise because the subadviser may be required to pursue different investment strategies on behalf of the Fund and other client accounts. For example, a subadviser may be required to consider an individual client's existing positions, personal tax situation, suitability, personal biases and investment time horizon, which considerations would not affect his investment decisions on behalf of the Fund. This means that research on securities to determine the merits of including them in the Fund's portfolio are similar, but not identical, to those employed in building private client portfolios. As a result, there may be instances in which a subadviser purchases or sells an investment for one or more private accounts and not for the Fund, or vice versa. To the extent the Fund and other clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular security if the subadviser desires to sell the same portfolio security at the same time on behalf of other clients. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund.

(23)  INTRODUCTION

      A conflict of interest is generally defined as a single person or entity having two or more interests that are inconsistent. The Boston Company Asset Management, LLC ("The Boston Company") has implemented various policies and procedures that are intended to address the conflicts of interest that may exist or be perceived to exist at The Boston Company.

      These conflicts may include, but are not limited to when a portfolio manager is responsible for the management of more than one account; the potential arises for the portfolio manager to favor one account over another. Generally, the risk of such conflicts of interest could increase if a portfolio manager has a financial incentive to favor one account over another.



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      This disclosure statement is not intended to cover all of the conflicts that exist within The Boston Company, but rather to highlight the general categories of conflicts and the associated mitigating controls. Other conflicts are addressed within the policies of The Boston Company. Further, the Chief Compliance Officer of The Boston Company shall maintain a Conflicts Matrix that further defines the conflicts specific to The Boston Company.

      NEW INVESTMENT OPPORTUNITIES

      Potential Conflict: A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation.

      o The Boston Company has policies that require a portfolio manager to allocate such investment opportunities in an equitable manner and generally to allocate such investments proportionately among all accounts with similar investment objectives.

      COMPENSATION

      Potential Conflict: A portfolio manager may favor an account if the portfolio manager's compensation is tied to the performance of that account rather than all accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if The Boston Company receives a performance-based advisory fee, the portfolio manager may favor that account, regardless of whether the performance of that account directly determines the portfolio manager's compensation.

      o The investment performance on specific accounts is not a factor in determining the portfolio manager's compensation.

      INVESTMENT OBJECTIVES

      Potential Conflict: Where different accounts managed by the same portfolio manager have materially and potentially conflicting investment objectives or strategies, a conflict of interest may arise. For example, if a portfolio manager purchases a security for one account and sells the same security short for another account, such a trading pattern could potentially disadvantage either account.

      o To mitigate the conflict in this scenario The Boston Company has in places a restriction in the order management system and requires a written explanation from the portfolio manager before determining whether to lift the restriction. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.



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      TRADING

      Potential Conflict: A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that make subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price.

      o When a portfolio manager intends to trade the same security for more than one account, the policies of The Boston Company generally require that such trades be "bunched," which means that the trades for the individual accounts are aggregated and each account receives the same price. Some accounts may not be eligible for bunching for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, The Boston Company will place the order in a manner intended to result in as favorable a price as possible for such client.

      PERSONAL INTEREST

      Potential Conflict: A portfolio manager may favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in a mutual fund that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest.

      o All accounts with the same or similar investment objectives are part of a trading group. All accounts in a particular trading group are managed and traded identically taking into account client imposed restrictions or cash flows. As a result of this management and trading style an account in a trading group cannot be treated any differently than any other account in that trading group.

      OUTSIDE DIRECTORSHIP

      Potential Conflict: Employees may serve as directors, officers or general partners of certain outside entities after obtaining the appropriate approvals in compliance with the Code of Conduct and Mellon Corporate Policy on Outside Directorships and Offices (CPP-805-I). However, in view of the potential conflicts of interest and the possible liability for The Boston Company, its affiliates and its employees, employees are urged to be cautious when considering serving as directors, officers, or general partners of outside entities.

      o In addition to completing the reporting requirements set forth in the Mellon corporate policies, employees should ensure that their service as an outside director, officer or general partner does not interfere with the discharge of their job responsibilities and must recognize that their primary obligation is to complete their assigned responsibilities at The Boston Company in a timely manner.

      PROXY VOTING

      Potential Conflict: Whenever The Boston Company owns the securities of client or prospective client in fiduciary accounts there is a potential conflict between the interests of the firm and the interests of the beneficiaries of our client accounts.

      o Material conflicts of interest are addressed through the establishment of our parent company's Proxy Committee structure. It applies detailed, pre-determined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, we engage a third party as an independent fiduciary to vote all proxies for Mellon securities and Fund securities.



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      PERSONAL TRADING

      Potential Conflict: There is an inherent conflict where a portfolio manager manages personal accounts alongside client accounts. Further, there is a conflict where other employees in the firm know of portfolio decisions in advance of trade execution and could potentially use this information to their advantage and to the disadvantage of The Boston Company's clients.

      o Subject to the personal Securities Trading Policy, employees of The Boston Company may buy and sell securities which are recommended to its clients; however, no employee is permitted to do so (a) where such purchase or sale would affect the market price of such securities, or (b) in anticipation of the effect of such recommendation on the market price.

      o Consistent with the Securities Trading Policy relating to Investment Employees (which includes all Access Persons), approval will be denied for sales/purchases of securities for which investment transactions are pending and, at minimum, for two business days after transactions for the security were completed for client accounts. Portfolio managers are prohibited from trading in a security for seven days before and after transactions in that security are completed for client accounts managed by that Portfolio Manager.

      SOFT DOLLARS

      Potential Conflict: Use of client commissions to pay for services that benefit The Boston Company and not client accounts.

      o It is the policy of The Boston Company to enter into soft-dollar arrangements in a manner which will ensure the availability of the safe harbor provided by Section 28(e) of the Securities Exchange Act of 1934 and which will ensure that the firm meets its fiduciary obligations for seeking to obtain best execution for its clients. All soft dollar services are justified in writing by the user specifically noting how the service will assist in the investment decision making process and approved in advance by the Soft Dollar Committee.

      CONSULTANT BUSINESS

      Potential Conflict: Many of our clients retain consulting firms to assist them in selecting investment managers. Some of these consulting firms provide services to both those who hire investment managers (i.e., clients) and to investment management firms. The Boston Company may pay to attend conferences sponsored by consulting firms and/or purchase services from consulting firms where it believes those services will be useful to it in operating its investment management business.

      o     The Boston Company does not pay referral fees to consultants.

      GIFTS

      Potential Conflict: Where investment personnel are offered gifts or entertainment by business associates that assist them in making or executing portfolio decisions or recommendations for client accounts a potential conflict exists.

      The Code of Conduct sets forth broad requirements for accepting gifts and entertainment. The Boston Company's Gift Policy supplements the Code of Conduct and provides further clarification for The Boston Company employees.

      o The Boston Company has established a Gift Policy that supplements the Mellon Code of Conduct. Gifts received with a face value under $100 may be accepted so long as they are not intended to influence. It is imperative that common sense and good judgment be used when accepting gifts in the course of business. For gifts accepted in accordance with the Gift Policy and the Mellon Code of Conduct with a face value over $100, The Boston Company has determined that it is in the best interest of the firm and its employees that any amount over $100 shall be donated to a 501(c)(3) charitable organization of the employee's choice.



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(24)  Portfolio managers at Marsico typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations, and accounts managed on behalf of individuals), and commingled trust accounts. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio, or may take similar actions for different portfolios at different times. Consequently, the mix of securities purchased in one portfolio may perform better than the mix of securities purchased for another portfolio. Similarly, the sale of securities from one portfolio may cause that portfolio to perform better than others if the value of those securities decline.

      Potential conflicts of interest may also arise when allocating and/or aggregating trades. Marsico often aggregates into a single trade order several individual contemporaneous client trade orders in a single security. Under Marsico's trade management policy and procedures, when trades are aggregated on behalf of more than one account, such transactions will be allocated to all participating client accounts in a fair and equitable manner. With respect to IPOs and other syndicated or limited offerings, it is Marsico's policy to seek to assure that over the long term, accounts with the same or similar investment objectives will receive an equitable opportunity to participate meaningfully and will not be unfairly disadvantaged. To deal with these situations, Marsico has adopted policies and procedures for allocating transactions across multiple accounts. Marsico's policies also seek to ensure that portfolio managers do not systematically allocate other types of trades in a manner that would be more beneficial to one account than another. Marsico's compliance department monitors transactions made on behalf of multiple clients to seek to assure adherence to its policies.

      As discussed above, Marsico has adopted and implemented policies and procedures that seek to minimize potential conflicts of interest that may arise as a result of a portfolio manager advising multiple accounts.

      In addition, Marsico monitors a variety of areas, including compliance with primary Fund guidelines, the allocation of securities, and compliance with its Code of Ethics.

(25) As an investment adviser and fiduciary, Alliance Capital owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.

      Employee Personal Trading

      Alliance Capital has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of Alliance Capital own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, Alliance Capital permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase, 401K/profit sharing plan investment and/or notionally in connection with deferred incentive compensation awards. Alliance Capital's Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by Alliance Capital. The Code also requires preclearance of all securities transactions and imposes a one-year holding period for securities purchased by employees to discourage short-term trading.



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      Managing Multiple Accounts for Multiple Clients

      Alliance Capital has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, Alliance Capital's policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client's account, nor is it directly tied to the level or change in the level of assets under management.

      Allocating Investment Opportunities

      Alliance Capital has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at Alliance Capital routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

      Alliance Capital's procedures are also designed to prevent potential conflicts of interest that may arise when Alliance Capital has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which Alliance Capital could share in investment gains.

      To address these conflicts of interest, Alliance Capital's policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.



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(26)  AIG Global Investment Corp. ("AIGGIC") aims to conduct its activities in such a manner that permits it to deal fairly with each of its clients on an overall basis in accordance with applicable securities laws and fiduciary obligations. In that regard, AIGGIC has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which AIGGIC believes address the conflicts associated with managing multiple accounts for multiple clients (including affiliated clients). AIGGIC also monitors a variety of areas, including compliance with guidelines of the Fund and other accounts it manages and compliance with AIGGIC's Code of Ethics. Furthermore, AIGGIC's management periodically reviews the performance of a portfolio manager. Although AIGGIC does not track the time a portfolio manager spends on a single portfolio, AIGGIC does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of such portfolio manager's accounts.

(27) Actual or potential conflicts may arise in managing the Funds in conjunction with the portfolios of Batterymarch's other clients. A brief description of some of the potential conflicts of interest and compliance factors that may arise as a result is included below. We do not believe any of these potential conflicts of interest and compliance factors pose significant risk to the Funds.

      Although Batterymarch believes that its compliance policies and procedures are appropriate to prevent or eliminate many potential conflicts of interest between Batterymarch, its related persons and clients, clients should be aware that no set of policies and procedures can possibly anticipate or relieve all potential conflicts of interest. Moreover, it is possible that additional potential conflicts of interest may exist that Batterymarch has not identified in the summary below.

      Allocation of Investment Opportunities

      If an investment team identifies a limited investment opportunity (including initial public offerings) that may be suitable for multiple client accounts, the Funds may not be able to take full advantage of that opportunity. However, Batterymarch has adopted compliance policies and procedures for such situations.

      Opposite (i.e., Contradictory) Transactions in Securities

      Batterymarch provides investment advisory services for various clients and under various investment mandates and may give advice, and take action, with respect to any of those clients that may differ from the advice given, or the timing or nature of action taken, with respect to any other individual client account.

      In the course of providing advisory services, Batterymarch may simultaneously recommend the sale of a particular security for one client account while recommending the purchase of the same or a similar security for another account. This may occur for a variety of reasons. For example, in order to raise cash to handle a redemption/withdrawal from a client account, Batterymarch may be forced to sell a security that is ranked a "buy" by its stock selection model.

      Certain Batterymarch portfolio managers that manage long-only portfolios also manage portfolios that sell securities short. As such, Batterymarch may purchase or sell a security in one or more of its long-only portfolios under management during the same day it executes an opposite transaction in the same or a similar security for one or more of its market neutral portfolios under management, and Batterymarch's market neutral portfolios may contain securities sold short that are simultaneously held as long positions in certain of the long-only portfolios managed by Batterymarch. The stock selection model(s), risk controls and portfolio construction rules used by Batterymarch to manage its clients' long-only portfolios differ from the model and rules that are used to manage its market neutral portfolios. Because different stock selection models, risk controls and portfolio construction rules are used, it is possible that the same or similar securities may be ranked differently for different mandates and that the timing of trading in such securities may differ.

      Batterymarch has created certain compliance policies and procedures designed to minimize harm from such contradictory activities/events.



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      Personal Securities Transactions

      Batterymarch allows its employees to trade in securities that it recommends to advisory clients, including the Funds. Batterymarch's supervised persons (to the extent not prohibited by Batterymarch's Code of Ethics) might buy, hold or sell securities or investment products (including interests in partnerships and investment companies) at or about the same time that Batterymarch is purchasing, holding or selling the same or similar securities or investment products for client account portfolios and the actions taken by such persons on a personal basis may be, or may be deemed to be, inconsistent with the actions taken by Batterymarch for its client accounts. Clients should understand that these activities might create a conflict of interest between Batterymarch, its supervised persons and its clients.

      Batterymarch employees may also invest in mutual funds, including the Funds, which are managed by Batterymarch. This may result in a potential conflict of interest since Batterymarch employees have knowledge of such funds' investment holdings, which is non-public information.

      To address this, Batterymarch has adopted a written Code of Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including shareholders' interests in the Funds).

      Batterymarch is the investment adviser to a pooled investment vehicle that invests in long and short positions, under a US all capitalization market neutral equity strategy. Certain Batterymarch employees have ownership interests in this fund. Employee ownership of this market neutral fund may create potential conflicts of interest for Batterymarch.


(28) Systematic Financial Management, L.P. is an affiliated firm of Affiliated Managers Group, Inc. (AMG). The AMG Affiliates do not formulate advice for Systematic's clients and do not, in Systematic's view, present any potential conflict of interest with Systematic's clients. Portfolio managers oversee the investment of various types of accounts in the same strategy such as mutual funds, pooled investment vehicle and separate accounts for individuals and institutions. Investment decisions generally are applied to all accounts utilizing that particular strategy taking into consideration client restrictions, instructions and individual needs. A portfolio manager may manage an account whose fees may be higher or lower than the basic fee schedule to provide for varying client circumstances. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of client trades. However, Systematic has a variety of internal controls in place that are designed to prevent such conflicts of interest.

(29) During the normal course of managing assets for multiple clients of varying types and asset levels, WEDGE will inevitably encounter conflicts of interest that could, if not properly addressed, be harmful to one or more of its clients. Those of a material nature that are encountered most frequently surround security selection, brokerage selection, employee personal securities trading, proxy voting and the allocation of securities. To mitigate these conflicts and ensure its clients are not negatively impacted by the adverse actions of WEDGE or its employees, WEDGE has implemented a series of policies including its Personal Security Trading Policy, Proxy Voting Policy, Equity Trading Policy, Trading Error Policy, and others designed to prevent and detect conflicts when they occur. WEDGE reasonably believes that these and other policies combined with the periodic review and testing performed by its compliance professionals adequately protects the interests of its clients.


Statement of Additional Information - Sept. 29, 2006                  Page 134

STRUCTURE OF COMPENSATION


(30) The compensation of RiverSource Investments employees consists of (i) a base salary, (ii) an annual cash bonus, and (iii) equity incentive awards in the form of stock options and/or restricted stock. The annual cash bonus is based on management's assessment of the employee's performance relative to individual and business unit goals and objectives which, for portfolio managers Joy, Keeley and Truscott, may be based, in part, on achieving certain investment performance goals and retaining and attracting assets under management, and for portfolio manager Bergene, on developing competitive products, managing existing products, and selecting and monitoring subadvisers for RiverSource funds. In addition, subject to certain vesting requirements, the compensation of portfolio managers Joy, Keeley and Truscott, includes an annual award based on the performance of Ameriprise Financial over rolling three-year periods. RiverSource Investments' portfolio managers are provided with a benefit package including life insurance, health insurance and participation in the company's 401(k) plan comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments' portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(31) Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, institutional portfolios and hedge funds. Funding for the bonus pool for equity portfolio managers is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, plus, where applicable, a percentage of the assets of the funds they support as research analysts*, and by the short term (typically one-year) and long-term (typically three year) pre-tax performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool for fixed income portfolio managers is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and by the short-term (typically one year) and long-term (typically three year) pre-tax performance of those accounts in relation to applicable benchmarks or the relevant peer group universe. With respect to institutional portfolios managed by Lynn Hopton and Yvonne Stevens, funding for the bonus pool is a percentage of operating profit earned on the institutional portfolios managed by them and institutional portfolio profitability. With respect to hedge funds and separately managed accounts that follow a hedge fund mandate, funding for the bonus pool is a percentage of performance fees earned on the hedge funds or accounts managed by the portfolio managers, plus, where applicable, a percentage of performance fees earned on the hedge funds or accounts they support as research analysts<F*>.


      Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. In addition, where portfolio managers invest in a hedge fund managed by the investment manager, they receive a cash reimbursement for the fees charged on their hedge fund investments. Senior management of RiverSource Investments does not have discretion over the size of the bonus pool related to institutional portfolios managed by Lynn Hopton and Yvonne Stevens. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in company 401(k) plan, comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

      <F*>  The portfolio managers that currently support funds as research analysts are: Clay Hoes, Julene Melquist, J. Blair Brumley and Nina Hughes.



Statement of Additional Information - Sept. 29, 2006                  Page 135

(32) The compensation received by portfolio managers at UBS Global Asset Management includes a base salary and incentive compensation based on the portfolio manager's personal performance.


      UBS Global Asset Management's compensation and benefits programs are designed to provide its investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of our investment professionals with the interests of UBS Global Asset Management's clients. Overall compensation can be grouped into four categories:

      o Competitive salary, benchmarked to maintain competitive compensation opportunities.

      o Annual bonus, tied to individual contributions and investment performance.

      o UBS equity awards, promoting company-wide success and employee retention.

      o Partnership Incentive Program (PIP), a phantom-equity-like program for key senior staff.

      Base salary is fixed compensation used to recognize the experience, skills and knowledge that the investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.

      Annual bonuses are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm's overall business success; 2) the performance of the respective asset class and/or investment mandate; and
      3) an individual's specific contribution to the firm's results. UBS Global Asset Management strongly believes that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio pre-tax performance closely aligns our investment professionals' interests with those of UBS Global Asset Management's clients. A portion of each portfolio manager's bonus is based on the performance of each portfolio the portfolio manages as compared to the portfolio's broad-based index over a three-year rolling period.

      UBS AG equity. Senior investment professionals, including each portfolio manager of the portfolio, may receive a portion of their annual performance-based incentive in the form of deferred or restricted UBS AG shares or employee stock options. UBS Global Asset Management believes that this reinforces the critical importance of creating long-term business value, and also serves as an effective retention tool as the equity shares typically vest over a number of years.

      Broader equity share ownership is encouraged for all employees through "Equity Plus." This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus or salary. Two UBS AG stock options are given for each share acquired and held for two years. UBS Global Asset Management feels that this engages its employees as partners in the firm's success, and helps to maximize its integrated business strategy.


(33) Turner's investment professionals receive a base salary commensurate with their level of experience. Turner's goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary surveys. Bonus compensation, which is a multiple of base salary, is based on the performance of each individual's sector and portfolio assignments relative to appropriate market benchmarks. In addition, each employee is eligible for equity ownership and equity owners share the firm's profits. Most of the members of the Investment Team and all Portfolio Managers for The Funds, are equity owners of Turner. This compensation and ownership structure provides incentive to attract and retain highly qualified people, as each member of the firm has the opportunity to share directly in the accomplishments of the business.


      The objective performance criteria noted above accounts for 90% of the bonus calculation. The remaining 10% is based upon subjective, "good will" factors including teamwork, interpersonal relations, the individual's contribution to overall success of the firm, media and client relations, presentation skills, and professional development. Portfolio managers/analysts are reviewed on an annual basis. The Chief Investment Officer is responsible for setting base salaries, bonus targets, and making all subjective judgments related to an investment professionals' compensation. The CIO is also responsible for identifying investment professionals that should be considered for equity ownership on an annual basis.



Statement of Additional Information - Sept. 29, 2006                  Page 136

(34) The professionals at Essex are compensated by a three-tiered approach. First, all of the investment professionals have industry-competitive base salaries and receive a percentage of the firm's profits through a profit-sharing/pension plan. Second, Essex's professionals receive a year-end bonus based on the portfolio's performance on an absolute basis as well as relative to our peers and benchmarks. Third, Essex offers a competitive benefit package including comprehensive family health coverage.


      Portfolio managers, specifically those that are Principals of the firm, are evaluated on the basis of two components: (1) overall performance of the firm and (2) performance of his or her managed portfolios. Overall performance of the firm is the overriding measure by which Principals are evaluated. A lesser weighting, but certainly one of importance, is the portfolio's performance, which is measured in terms of absolute, benchmark-relative and competitor-relative performance.

      An analyst's evaluation consists of three components: the performance of the portfolio, production/work ethic/communications, and teamwork. The performance of the portfolio is measured in terms of both absolute performance, as well as relative performance to that of the comparative benchmark and peer group. Productivity, work ethic, and communication is very much a qualitative measure and is first and foremost a comprehensive assessment of how individual analysts generate stock ideas. It is an assessment of the number of names that are looked at, knowledge of those names, the frequency with which the analyst's recommendations are incorporated into the portfolio and the analyst's overall preparedness for coverage meetings. Teamwork is another rather qualitative element of the evaluation. It is a measurement of an individual analyst's functioning within the team largely in terms of cooperation, collaboration, and the sharing of ideas. An analyst's evaluation plays a part, in addition to the performance of the overall firm, in determining the size of his or her bonus, which typically ranges from 25% - 150% of base salary.

      Each trader at Essex is evaluated annually by the firm's Chief Executive Officers. The two Chief Executive Officers examine several factors such as: number of errors, obtaining best execution, opinions of our portfolio managers, etc. A trader's performance evaluation contributes to 25%-30% of his or her total pay.

      As an added retention mechanism, Essex offers ownership to both existing and prospective employees. The current ownership structure allows Essex to capitalize a portion of its free cash flow each year and transform it into stock ownership. Essex envisions granting ownership as an additional incentive to the employees who contribute the greatest to the firm's future success. We feel that our compensation structure is extremely competitive when compared with other firms in the industry.

      Finally, Essex offers a deferred compensation plan for certain employees by way of granting them a Special Recognition Award.

      Essex maintains a fundamental team approach that encourages continuity among its investment professionals and makes a conscious effort to reward its team members accordingly. Our investment professionals are continuously motivated by our compensation structure, competitive personnel benefit packages, and entrepreneurial-like culture.


(35) MDTA's Chief Investment Officer, David Goldsmith, receives a fixed cash salary that is not based on the performance of MDTA investment strategies. He also receives a cash bonus as part of his compensation that is calculated based on a percentage of total advisory revenue earned by MDTA. MDTA's other investment professionals receive a fixed cash salary and a cash bonus that is calculated based on the performance of MDTA's strategies. The compensation of all of MDTA's investment professionals includes a 401(k) retirement plan. The compensation of all of MDTA's investment professionals with respect to the RSCGF is no different than compensation they receive for services provided to other accounts.

(36) Messrs. Hurwitz and Kelley are both equity owners of Kenwood. Their compensation consists of a salary, plus a pro rata share of the annual net earnings of Kenwood, some of which derives from fees paid by the fund. Messrs. Hurwitz and Kelley are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other employees of Kenwood. Messrs. Hurwitz and Kelley are also eligible for certain benefits that are available to all equity owners of Kenwood.


Statement of Additional Information - Sept. 29, 2006                  Page 137

(37) The compensation of American Century's portfolio managers is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors, such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.


      Base Salary

      Portfolio managers receive base pay in the form of a fixed annual salary.

      Bonus

      A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

      With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. This is the case for the Small Cap Equity Fund.

      In some cases, the performance of a tracking portfolio is not separately considered. Rather, the performance of the policy portfolio is the key metric. This is the case for the Aggressive Growth Fund.

      A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

      A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

      Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century Companies, Inc. (ACC), the advisor's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the advisor's ability to pay.

      Restricted Stock Plans

      Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

      Deferred Compensation Plans

      Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.



Statement of Additional Information - Sept. 29, 2006                  Page 138

(38) GSAM's Growth Team's (the "Growth Team") compensation packages for its portfolio managers are comprised of a base salary and performance bonus. The performance bonus is first and foremost tied to the Growth Team's pre-tax performance for its clients and the Growth Team's total revenues for the past year which in part is derived from advisory fees and for certain accounts, performance based fees. The Growth Team measures its performance on a market cycle basis which is typically measured over a three to seven year period, rather than being focused on short term gains in its strategies or short term contributions from a portfolio manager in any given year.


      The performance bonus for portfolio managers is significantly influenced by the following criteria: (1) whether the team performed consistently with objectives and client commitments; (2) whether the team's performance exceeded performance benchmarks over a market cycle; (3) consistency of performance across accounts with similar profiles; and
      (4) communication with other portfolio managers within the research process. Benchmarks for measuring performance can either be broad based or narrow based indices which will vary based on client expectations.

      The Growth Team also considers each portfolio manager's individual performance, his or her contribution to the overall performance of the strategy long-term and his/her ability to work as a member of the Team. The Growth Team's decision may also be influenced by the following: the performance of GSAM, the profitability of Goldman, Sachs & Co. ("Goldman Sachs") and anticipated compensation levels among competitor firms.

      Other Compensation. In addition to base salary and performance bonus, GSAM has a number of additional benefits/deferred compensation programs for all portfolio managers in place including: (i) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman Sachs makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

      Certain GSAM portfolio managers may also participate in the firm's Partner Compensation Plan, which covers many of the firm's senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs' overall financial performance.


(39) The funds pay Wellington Management a fee based on the assets under management of the fund as set forth in the Subadvisory Agreement between Wellington Management and Ameriprise Financial, Inc. with respect to each fund. Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to each fund. The following information relates to the fiscal year ended May 31, 2006.


      Wellington Management's compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management's compensation of the portfolio managers includes a base salary and incentive components. The base salary for each portfolio manager who is a partner of Wellington Management is determined by the Managing Partners of the firm. A partner's base salary is generally a fixed amount that may change as a result of an annual review. The base salary for all other portfolio managers is determined by their experience and performance in their role as portfolio manager. Base salaries for employees are reviewed annually and may be adjusted based on the recommendation of the portfolio manager's business manager, using guidelines established by Wellington Management's Compensation Committee, which has final oversight responsibility for base salaries for employees. Each portfolio manager is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the fund managed by the portfolio manager and generally each other portfolio managed by such portfolio manager. Each portfolio manager's incentive payment relating to the Funds is linked to the gross pre-tax performance of the Funds compared to the benchmark or peer group identified below over one and three year periods, with an emphasis on three year results. Wellington Management applies similar incentive structures (although the benchmarks or peer groups, time periods and rates may differ) to other portfolios managed by the portfolio manager, including



Statement of Additional Information - Sept. 29, 2006                  Page 139
      portfolios with performance fees. Portfolio-based incentives across all portfolios managed by a portfolio manager can, and typically do, represent a significant portion of a portfolio manager's overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. Some portfolio managers are also eligible for bonus payments based on their overall contribution to Wellington Management's business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than portfolio performance. Each partner of Wellington Management is also eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula, as a partner of the firm. Mr. Abrams, Boselli and Shilling are partners of the firm.

      ------------------------------------------------------------------
      FUND                          BENCHMARK INDEX AND/OR PEER GROUP
      ------------------------------------------------------------------
      Small Cap Equity Fund         Russell 2000 Index
      ------------------------------------------------------------------
      Fundamental Growth Fund       Russell 1000 Growth Index
      ------------------------------------------------------------------


(40)  Kenneth Feinberg's compensation as a Davis Advisors employee consists of
      (i) a base salary, (ii) an annual bonus equal to a percentage of growth in Davis Advisors' profits, (iii) awards of equity ("Units") in Davis Advisors including Units, options on Units, and/or phantom Units, and
      (iv) an incentive plan whereby Davis Advisors purchases shares in selected funds managed by Davis Advisors. At the end of specified periods, generally five years following the date of purchase, some, all, or none of the fund shares will be registered in the employee's name based on fund performance after expenses on a pre-tax basis versus the S&P 500 Index and versus peer groups as defined by Morningstar or Lipper. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.


      Christopher Davis's annual compensation as an employee and general partner of Davis Advisors consists of a base salary. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.


(41) Mr. Gabelli receives incentive-based variable compensation based on a percentage of net revenues received by GAMCO for managing Select Value Fund. Net revenues are determined by deducting from gross investment management fees paid by the Fund the firm's expenses (other than Mr. Gabelli's compensation) allocable to the Fund. Additionally, he receives similar incentive-based variable compensation for managing other accounts within the firm. This method of compensation is based on the premise that superior long-term performance in managing a portfolio should be rewarded with higher compensation as a result of growth of assets through appreciation and net investment activity. One of the other registered investment companies managed by Mr. Gabelli has a performance (fulcrum) fee arrangement for which his compensation is adjusted up or down based on the performance of the investment company relative to an index. Five closed-end registered investment companies managed by Mr. Gabelli have arrangements whereby GAMCO will receive only its investment advisory fee attributable to the liquidation value of outstanding preferred stock (and Mr. Gabelli would only receive his percentage of such advisory fee) if certain performance levels are met. Mr. Gabelli manages other accounts with performance fees. Compensation for managing these accounts has two components. One component of the fee is based on a percentage of net revenues received by GAMCO for managing the account. The second component is based on absolute performance of the account, with respect to which a percentage of such performance fee is paid to Mr. Gabelli. As an executive officer of the GAMCO parent company, GAMCO Investors, Inc., Mr. Gabelli also receives ten percent of the net operating profits of the parent company. Mr. Gabelli receives no base salary, no annual bonus and no stock options.

(42) Lord Abbett compensates its portfolio managers on the basis of salary, bonus and profit sharing plan contributions. The level of compensation takes into account the portfolio manager's experience, reputation and competitive market rates.


Statement of Additional Information - Sept. 29, 2006                  Page 140

      Fiscal year-end bonuses, which can be a substantial percentage of base level compensation, are determined after an evaluation of various factors. These factors include the portfolio manager's investment results and style consistency, the dispersion among funds with similar objectives, the risk taken to achieve the fund returns, and similar factors. Investment results are evaluated based on an assessment of the portfolio manager's three- and five-year investment returns on a pre-tax basis vs. both the appropriate style benchmarks and the appropriate peer group rankings. Finally, there is a component of the bonus that reflects leadership and management of the investment team. The evaluation does not follow a formulaic approach, but rather is reached following a review of these factors. No part of the bonus payment is based on the portfolio manager's assets under management, the revenues generated by those assets, or the profitability of the portfolio manager's unit. Lord Abbett does not manage hedge funds. Lord Abbett may designate a bonus payment of a manager for participation in the firm's senior incentive compensation plan, which provides for a deferred payout over a five-year period. The plan's earnings are based on the overall asset growth of the firm as a whole. Lord Abbett believes this incentive focuses portfolio managers on the impact their fund's performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.

      Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees. Contributions to a portfolio manager's profit-sharing account are based on a percentage of the portfolio manager's total base and bonus paid during the fiscal year, subject to a specified maximum amount. The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.


(43) All employees at Donald Smith & Co., Inc. are compensated on incentive plans. The compensation for portfolio managers, analysts and traders at Donald Smith consists of a base salary, a partnership interest in the firm's profits, and possibly an additional, discretionary bonus. This discretionary bonus can exceed 100% of the base salary if performance for clients exceeds established benchmarks. The current benchmark utilized is the Russell 2000 Value Index. Additional distribution of firm ownership is a strong motivation for continued employment at Donald Smith & Co., Inc. Administrative personnel are also given a bonus as a function of their contribution and the profitability of the firm.

(44) FPA's portfolio managers are encouraged and expected to work as a team. Compensation is commensurate with their performance and that of the firm. The percentage of compensation derived from base salary, bonus and other incentives varies widely across the firm and is dependent on the area of responsibility and seniority of the employee.

      FPA feels that the salary component of its compensation structure is competitive with other investment managers. All of our investment professionals participate in a deferred compensation arrangement; they receive a share of the firm's profits which are allocated to an account, payable at a future point in time, provided they remain with the firm.

(45) In addition to base salary, all of BHMS's portfolio managers and analysts share in a bonus pool that is distributed semi-annually. The amount of bonus compensation is based on quantitative and qualitative factors. Analysts and portfolio managers are rated on the value that they add to the team-oriented investment process. Compensation is not tied to a published or private benchmark. It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst's sector if there are no compelling opportunities in the industries covered by that analyst.


      In addition, many BHMS employees, including all portfolio managers and analysts, have equity ownership in the firm through "phantom stock" in BHMS, and participate in a long-term incentive plan with Old Mutual Asset Management (US), an affiliate of BHMS. Also, all partners of the firm receive, on a quarterly basis, a share of the firm's profits, which are, to a great extent, related to the performance of the entire investment team.



Statement of Additional Information - Sept. 29, 2006                  Page 141

(46) Metropolitan West's compensation system is designed not only to attract and retain experienced, highly qualified investment personnel, but also to closely align employees' interests with clients' interests. Compensation for investment professionals consists of a base salary, bonus, generous benefits and, in some cases, ownership. Benefits include a comprehensive insurance benefits program (medical, vision and dental), 401(k) plan and profit-sharing plan. For those individuals who do not have an ownership interest in the firm, a material portion of each such professional's annual compensation is in the form of a bonus tied to results relative to clients' benchmarks and overall client satisfaction. Bonuses may range from 20% to over 100% of salary.


      Metropolitan West's compensation system is not determined on an account-specific basis. Rather, bonuses are tied to overall firm profitability and composite performance relative to the benchmark. The primary benchmark for the Small Cap Intrinsic Value strategy is the Russell 2000 Value Index. To reinforce long-term focus, performance is measured over Metropolitan West's investment horizon (typically two to three years). Analysts are encouraged to maintain a long-term focus and are not compensated for the number of their recommendations that are purchased in the portfolio. Rather, their bonuses are tied to overall strategy performance.

      Messrs. Lisenbee and Gleicher are owners of Metropolitan West. As such, their compensation consists of a fixed salary and participation in the firm's profits.


(47) The portfolio manager's compensation as a Threadneedle Investments employee consists of (i) a base salary, (ii) an annual cash bonus, and
      (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on both mutual fund and institutional portfolio performance. Funding for the bonus pool is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and by the short-term (typically one year) and long-term (typically three year) performance of the accounts compared to applicable benchmarks. Senior management of Threadneedle Investments has the discretion to increase or decrease the size of the bonus pool and to determine the exact amount of each portfolio manager's bonus based on his/her performance as an employee. Threadneedle Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company pension plan, comparable to that received by other Threadneedle Investments employees. Depending upon their job level, Threadneedle Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all Threadneedle Investments employees at the same job level.

(48) As of October 31, 2005, the portfolio managers receive all of their compensation from Columbia WAM and its parent company. P. Zachary Egan and Louis J. Mendes each received compensation in the form of salary and bonus. In addition, Mr. Egan received a distribution in connection with his association with Columbia WAM prior to its acquisition in September 2000 and Columbia WAM's recent performance. Mr. Mendes also participates in a supplemental pool for Columbia WAM employees that was established in connection with the acquisition of Columbia WAM and is based on Columbia WAM's recent performance. Portfolio manager compensation is variable and is based on both security analysis and portfolio management skill, as reflected through investment performance. Security analysis performance is evaluated based on investment results versus benchmarks of assigned coverage areas, industry and country weighting recommendations, achievement of industry and country weighting change mandates, the attainment of consistency across accounts, the magnitude of assets managed and the number of new investment ideas generated. Portfolio management performance is gauged on the pre-tax total return of each fund as measured against the performance of its benchmark index as well as its Lipper peer group. For portfolio managers that manage multiple funds, the performance of each fund is weighted by asset size so that the performance of a larger fund bears more importance on a portfolio manager's compensation than a smaller fund.


      Other factors used to determine portfolio manager compensation include the manager's business building efforts and governance and citizenship. The same factors and approach are applied to a portfolio manager's management of a separate account. Further, salary and bonus amounts were also impacted by Columbia WAM's income growth, revenue growth and growth of assets under management. Base salary amounts are determined according to multiple year performance, whereas bonus amounts are determined largely according to the manager's current year performance.



Statement of Additional Information - Sept. 29, 2006                  Page 142

      A portion of Mr. Egan's compensation is also based on his responsibilities as the director of international research at Columbia WAM.


(49) Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.


      o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate.

      o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

      o Versus the peer group, incentive payout starts at 49th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods. 15% of incentive payout is achieved at 49th percentile. No payout is realized if performance is below 50th percentile.

      As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.


(50) The portfolio managers' cash compensation is comprised primarily of a market-based salary and incentive compensation plans (annual and long term incentive). Funding for the TBCAM Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall TBCAM profitability. Therefore, all bonus awards are based initially on TBCAM's financial performance. The portfolio managers are eligible to receive annual cash bonus awards from the Annual Incentive Plan. Annual incentive opportunities are pre-established for each individual, expressed as a percentage of base salary ("target awards"). Annual awards are determined by applying multiples to this target award (0-2 times target award represents a portfolio manager's range of opportunity) and are capped at a maximum range of incentive opportunity for the job category. Awards are 100% discretionary and regardless of performance will be subject to pool funding availability. Awards are paid in cash on an annual basis. A significant portion of the target opportunity awarded is based upon the one-year and three-year (weighted more heavily) pre-tax performance of the portfolio manager's accounts relative to the performance of the appropriate Lipper and Callan peer groups. Other factors considered in determining the award are individual qualitative performance and the asset size and revenue growth of the products managed.


      For research analysts and other investment professionals, awards are distributed to the respective product teams (in the aggregate) based upon product performance relative to TBCAM-wide performance measured on the same basis as described above. Further allocations are made to specific team members by the product portfolio manager based upon sector contribution and other qualitative factors.

      All portfolio managers and analysts are also eligible to participate in the TBCAM Long Term Incentive Plan. This plan provides for an annual award, payable in cash after a three-year cliff vesting period. The value of the award increases during the vesting period based upon the growth in TBCAM's net income (capped at 20% and with a minimum payout of the Mellon 3 year CD rate).


(51) Marsico's portfolio managers are generally subject to the compensation structure applicable to all Marsico employees. As such, Mr. Gendelman's compensation consists of a base salary (reevaluated at least annually), and periodic cash bonuses. Bonuses are typically based on two primary factors: (1) Marsico's overall profitability for the period, and (2) individual achievement and contribution.


      Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the manager provides investment advisory services. Portfolio managers do not receive special



Statement of Additional Information - Sept. 29, 2006                  Page 143
      consideration based on the performance of particular accounts. Exceptional individual efforts are rewarded through greater participation in the bonus pool. Portfolio manager compensation comes solely from Marsico.

      Although Marsico may compare account performance with relevant benchmark indices, portfolio manager compensation is not directly tied to achieving any pre-determined or specified level of performance. In order to encourage a long-term time horizon for managing portfolios, Marsico seeks to evaluate the portfolio manager's individual performance over periods longer than the immediate compensation period. In addition, portfolio managers are compensated based on other criteria, including effectiveness of leadership within Marsico's Investment Team, contributions to Marsico's overall investment performance, discrete securities analysis, and other factors.

      In addition to his salary and bonus, Mr. Gendelman may participate in other Marsico benefits to the same extent and on the same basis as other Marsico employees.


(52) Alliance Capital's compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients, including shareholders of the AllianceBernstein Mutual Funds. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in the level of assets under management. Investment professionals' annual compensation is comprised of the following:


      (i) Fixed base salary: This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary (determined at the outset of employment based on level of experience), does not change significantly from year-to-year, and hence, is not particularly sensitive to performance.

      (ii) Discretionary incentive compensation in the form of an annual cash bonus: Alliance Capital's overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional's compensation, Alliance Capital considers the contribution to his/her team or discipline as it relates to that team's overall contribution to the long-term investment success, business results and strategy of Alliance Capital. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional's compensation and the compensation is not tied to any pre-determined or specified level of performance. Alliance Capital also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of Alliance Capital's leadership criteria.

      (iii) Discretionary incentive compensation in the form of awards under Alliance Capital's Partners Compensation Plan ("deferred awards"):
            Alliance Capital's overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. There is no fixed formula for determining these amounts. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or Alliance Capital terminates his/her employment. Investment options under the deferred awards plan include many of the same AllianceBernstein Mutual Funds offered to mutual fund investors, thereby creating a close alignment between the financial interests of the investment professionals and those of Alliance Capital's clients and mutual fund shareholders with respect to the performance of those mutual funds. Alliance Capital also permits deferred award recipients to allocate up to 50% of their award to investments in Alliance Capital's publicly traded equity securities (prior to


Statement of Additional Information - Sept. 29, 2006                  Page 144

            2002, investment professional compensation also included discretionary long-term incentive in the form of restricted grants of Alliance Capital's Master Limited Partnership Units).

      (iv)  Contributions under Alliance Capital's Profit Sharing/401(k) Plan:
            The contributions are based on Alliance Capital's overall profitability. The amount and allocation of the contributions are determined at the sole discretion of Alliance Capital.


(53) Compensation for AIGGIC portfolio managers has both a salary and a bonus component. The salary component is a fixed base salary, which is generally based upon several factors, including experience and market levels of salary for such position. The bonus component is based both on a portfolio manager's individual performance and the organizational performance of AIGGIC. The bonus component is generally calculated as follows: (1) 60% is linked to the management of a portfolio manager's funds; (2) 20% is based on AIGGIC's profitability; and (3) 20% is determined on a discretionary basis (including individual qualitative goals). For the 60% component, the measures for a portfolio manager may vary according to the day-to-day responsibilities of a particular portfolio manager. The measures comprise any combination of (a) total return measures, (b) benchmark measures and (c) peer group measures. Any long-term compensation may include stock options and restricted stock units, both having vesting schedules.

(54) Compensation for Batterymarch investment professionals includes: competitive base salaries; individual performance-based bonuses (based on the investment professionals' added value to the portfolios for which they are responsible measured on a one-, three- and five-year basis versus benchmarks and peer universes); corporate profit-sharing; and a non-qualified deferred compensation plan (this plan has a three-year cliff-vesting provision with annual contributions. In order for an employee to receive any contribution, they must remain employed for the full three-year period after the initial award).


      Our compensation structure is highly competitive by current industry standards in terms of base salary and incentive compensation. This is based upon an annual industry-wide survey, to which Batterymarch subscribes, conducted by McLagan Partners.

      A key component at Batterymarch in attracting and retaining key professionals is an environment which promotes continuous learning and sharing. All investment professionals have specific geographic coverage and sector responsibilities and each has responsibility for the success of investment models in these areas. We believe that this concept of "ownership" has contributed significantly to our ability to attract and retain investment professionals.


(55) Ron Mushock and Kevin McCreesh are partners of the firm and co-Portfolio managers for the strategy. Employee-owners receive income distributions scaled to the company's profit margins. Other investment professionals are compensated with both a competitive salary and an annual performance bonus determined by their contribution to our investment process and its results. Other factors influencing the performance bonus include overall growth and profitability of the firm and client service responsibilities. Systematic's ability to offer equity ownership to senior professionals also provides a significant incentive for our investment team. Moreover, Messres. Mushock and McCreesh are provided with a benefits package, including health insurance, and participation in a company 401(k) plan, comparable to that received by other Systematic employees.

(56) WEDGE's incentive compensation has been structured to reward all professionals for their contribution to the growth and profitability of the firm. General Partners are compensated via a percentage of the firm's net profitability. Other investment professionals' compensation is based on similar criteria including relative short and long-term portfolio performance as compared to both the index and a universe of peer managers.

Statement of Additional Information - Sept. 29, 2006                  Page 145

ADMINISTRATIVE SERVICES AGREEMENT

Each fund has an Administrative Services Agreement with Ameriprise Financial. Under this agreement, the fund pays Ameriprise Financial for providing administration and accounting services. The fee is calculated as follows:

           TABLE 21. ADMINISTRATIVE SERVICES AGREEMENT FEE SCHEDULE<F*>

------------------------------------------------------------------------------------------------------------------------------------
                                                                ASSET LEVELS AND BREAKPOINTS IN APPLICABLE FEES
                                         -------------------------------------------------------------------------------------------
                                                            $500,000,001 -   $1,000,000,001 -   $3,000,000,001 -
             FUND                        $0 - 500,000,000   1,000,000,000     3,000,000,000      12,000,000,000    $12,000,000,001 +
------------------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income      0.080%             0.075%           0.070%             0.060%             0.050%
Disciplined International Equity
Disciplined Small Cap Value
Emerging Markets
Emerging Markets Bond
European Equity
Global Bond
Global Equity
International Aggressive Growth
International Equity
International Opportunity
International Select Value
International Small Cap
Small Cap Advantage
Small Cap Equity
Small Cap Growth
Small Cap Value
Small Company Index
Strategic Allocation
------------------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                    0.070%             0.065%           0.060%             0.050%             0.040%
Core Bond
Diversified Bond
Floating Rate
High-Yield Bond
Income Opportunities
Inflation Protected
Intermediate Tax-Exempt
Limited Duration Bond
Massachusetts Tax-Exempt
Michigan Tax-Exempt
Minnesota Tax-Exempt
New York Tax-Exempt
Ohio Tax-Exempt
Short Duration U.S. Government
Tax-Exempt Bond
Tax-Exempt High Income
U.S. Government Mortgage
------------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Sept. 29, 2006                  Page 146

------------------------------------------------------------------------------------------------------------------------------------
                                                                ASSET LEVELS AND BREAKPOINTS IN APPLICABLE FEES
                                         -------------------------------------------------------------------------------------------
                                                            $500,000,001 -   $1,000,000,001 -   $3,000,000,001 -
             FUND                        $0 - 500,000,000   1,000,000,000     3,000,000,000      12,000,000,000    $12,000,000,001 +
------------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                        0.060%             0.055%           0.050%             0.040%             0.030%
Balanced
Cash Management
Disciplined Equity
Disciplined Small and Mid Cap Equity
Diversified Equity Income
Dividend Opportunity
Equity Value
Fundamental Growth
Fundamental Value
Global Technology
Growth
Large Cap Equity
Large Cap Value
Mid Cap Growth
Mid Cap Value
Precious Metals
Real Estate
S&P 500 Index
Select Value
Tax-Exempt Money Market
Value
------------------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income              0.020%             0.020%           0.020%             0.020%             0.020%
Income Builder Enhanced Income
Income Builder Moderate Income
Portfolio Builder Aggressive
Portfolio Builder Conservative
Portfolio Builder Moderate
Portfolio Builder Moderate Aggressive
Portfolio Builder Moderate Conservative
Portfolio Builder Total Equity
Retirement Plus 2010
Retirement Plus 2015
Retirement Plus 2020
Retirement Plus 2025
Retirement Plus 2030
Retirement Plus 2035
Retirement Plus 2040
Retirement Plus 2045
------------------------------------------------------------------------------------------------------------------------------------

<F*>  Effective Oct. 1, 2005, the funds' Board approved a change to the
      Administrative Services Agreement fee schedule under the Administrative Services Agreement between Ameriprise Financial and the funds.



Statement of Additional Information - Sept. 29, 2006                  Page 147

The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day. Fees paid in each of the last three fiscal periods are shown in the table below. The table also shows the daily rate applied to each fund's net assets as of the last day of the most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                         TABLE 22. ADMINISTRATIVE FEES

------------------------------------------------------------------------------------------------------------------------------------
                                                                             ADMINISTRATIVE SERVICES FEES PAID IN        DAILY RATE
                                                                       ----------------------------------------------    APPLIED TO
                     FUND                                                 2006               2005              2004      FUND ASSETS
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                                           $   51,235         $   13,785<Fa>           N/A         0.020
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                                             17,895              5,969<Fa>           N/A         0.020
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                                                 85,545             23,460<Fa>           N/A         0.020
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive                                     104,658             28,002<Fa>           N/A         0.020
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative                                    34,371             10,779<Fa>           N/A         0.020
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                                             41,435             10,959<Fa>           N/A         0.020
------------------------------------------------------------------------------------------------------------------------------------
Small Company Index                                                       861,455            784,439           731,549         0.076
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                                             222,321            319,791           324,551         0.060
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
Equity Value                                                              558,514            454,202           451,613         0.056
------------------------------------------------------------------------------------------------------------------------------------
Precious Metals                                                            50,123             51,848            52,769         0.060
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                                                       568,712            491,869           371,247         0.078
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                                                          180,537            224,042           218,131         0.080
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                                                          N/A                N/A               N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                                                          N/A                N/A               N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                                                          N/A                N/A               N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                                                          N/A                N/A               N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                                                          N/A                N/A               N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                                                          N/A                N/A               N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                                                          N/A                N/A               N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                                                          N/A                N/A               N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
------------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                                                         130,418             24,630             7,449         0.059
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Growth                                                         83,643             31,978             6,428         0.060
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Value                                                         658,982            458,121           271,928         0.057
------------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                                                         1,328,295          1,219,476         1,227,227         0.064
------------------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income                                                   581<Fb>            N/A               N/A         0.020
------------------------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income                                              1,226<Fb>            N/A               N/A         0.020
------------------------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income                                              1,394<Fb>            N/A               N/A         0.020
------------------------------------------------------------------------------------------------------------------------------------
Select Value                                                              443,873            427,460           240,301         0.059
------------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                                            821,082            960,018         1,317,413         0.067
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity                                                          205,335            129,820            88,061         0.080
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value                                                           858,118            824,914           676,121         0.077
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                                                  172,175            152,145           204,741         0.070
------------------------------------------------------------------------------------------------------------------------------------
Value                                                                     285,079            285,752           228,212         0.060
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
------------------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                                                      658,242            406,110           415,515         0.056
------------------------------------------------------------------------------------------------------------------------------------
Real Estate                                                                91,341             41,449             2,235(c)      0.060
------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                  Page 148

------------------------------------------------------------------------------------------------------------------------------------

                                                                             ADMINISTRATIVE SERVICES FEES PAID IN        DAILY RATE
                                                                       ----------------------------------------------    APPLIED TO
                     FUND                                                 2006               2005              2004      FUND ASSETS
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
------------------------------------------------------------------------------------------------------------------------------------
Cash Management                                                         1,741,492          1,016,703         1,171,667         0.050
------------------------------------------------------------------------------------------------------------------------------------
Core Bond                                                                 133,655             78,241            38,539         0.070
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Equity                                                        496,810             29,441             6,521         0.054
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity                                        1,143<fd>            N/A               N/A         0.060
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                                                 4,615<Fe>            N/A               N/A         0.080
------------------------------------------------------------------------------------------------------------------------------------
Floating Rate                                                              46,916<Fe>            N/A               N/A         0.070
------------------------------------------------------------------------------------------------------------------------------------
Growth                                                                  1,791,547          1,370,094         1,523,915         0.051
------------------------------------------------------------------------------------------------------------------------------------
Income Opportunities                                                      253,936            164,038            81,849         0.070
------------------------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities                                            169,778             61,197             6,834<Ff>     0.070
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                                                        2,119,930            860,387           212,114         0.051
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                                                            78,248             67,667            41,856         0.060
------------------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond                                                     133,102             88,881            53,771         0.070
------------------------------------------------------------------------------------------------------------------------------------
                                                                          2005               2004              2003

------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                                                      87,771            100,323           111,565         0.040
------------------------------------------------------------------------------------------------------------------------------------
Diversified Bond                                                        1,259,427          1,460,195         1,674,570         0.046
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts Tax-Exempt                                                   30,362             37,526            39,417         0.040
------------------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt                                                        23,283             30,016            33,309         0.040
------------------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                                                      163,503            176,718           182,304         0.038
------------------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt                                                        36,031             43,576            47,766         0.040
------------------------------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt                                                            24,486             31,477            34,268         0.040
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
------------------------------------------------------------------------------------------------------------------------------------
Balanced                                                                  524,986            588,644           610,513         0.039
------------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                                               1,216,876            942,358           676,319         0.026
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                                             385,071            170,293            58,931         0.050
------------------------------------------------------------------------------------------------------------------------------------
Strategic Allocation                                                      383,942            390,084           381,033         0.037
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income                                           N/A                N/A               N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
Disciplined International Equity                                              N/A                N/A               N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                                                          351,359            271,857           208,342         0.080
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                                                         N/A                N/A               N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
European Equity                                                            75,504             78,835            82,084         0.080
------------------------------------------------------------------------------------------------------------------------------------
Global Bond                                                               342,324            314,640           311,211         0.079
------------------------------------------------------------------------------------------------------------------------------------
Global Equity                                                             305,907            284,795           304,662         0.079
------------------------------------------------------------------------------------------------------------------------------------
Global Technology                                                         112,326            131,702            93,713         0.060
------------------------------------------------------------------------------------------------------------------------------------
International Aggressive Growth                                           240,889            149,750            94,603         0.080
------------------------------------------------------------------------------------------------------------------------------------
International Equity                                                      127,687             88,536            38,014         0.080
------------------------------------------------------------------------------------------------------------------------------------
International Opportunity                                                 331,818            255,871           239,593         0.080
------------------------------------------------------------------------------------------------------------------------------------
International Select Value                                                861,655            549,050           284,251         0.075
------------------------------------------------------------------------------------------------------------------------------------
International Small Cap                                                    74,264             46,103            13,092         0.080
------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                  Page 149

------------------------------------------------------------------------------------------------------------------------------------
                                                                             ADMINISTRATIVE SERVICES FEES PAID IN        DAILY RATE
                                                                       ----------------------------------------------    APPLIED TO
                     FUND                                                 2005               2004              2003      FUND ASSETS
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                                                    64,053             69,058            65,453         0.070
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                                          1,023,124          1,056,445           868,316         0.054
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                                           321,037            323,368           371,126         0.069
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                                                  1,505,060          1,447,459         1,546,469         0.060
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                                                    42,768             45,528            60,388         0.060
------------------------------------------------------------------------------------------------------------------------------------

<Fa>  For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

<Fb>  For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.

<Fc>  For the period from March 4, 2004 (when shares became publicly available) to June 30, 2004.


<Fd>  For the period from May 18, 2006 (when shares became publicly available)
      to July 31, 2006.

<Fe>  For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.


<Ff>  For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.

Third parties with which Ameriprise Financial contracts to provide services for the fund or its shareholders may pay a fee to Ameriprise Financial to help defray the cost of providing administrative and accounting services. The amount of any such fee is negotiated separately with each service provider and does not constitute compensation for investment advisory, distribution, or other services. Payment of any such fee neither increases nor reduces fees or expenses paid by shareholders of the fund.



Statement of Additional Information - Sept. 29, 2006                  Page 150

TRANSFER AGENCY AGREEMENT

Each fund has a Transfer Agency Agreement with RiverSource Service Corporation located at 734 Ameriprise Financial Center, Minneapolis, MN 55474. This agreement governs RiverSource Service Corporation's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the fund's shares. Under the agreement, RiverSource Service Corporation will earn a fee from the fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The fee varies depending on the investment category of the fund. For all but Class I shares, the fund will pay on the basis of the relative percentage of net assets of each class of shares, first allocating the base fee (equal to Class Y shares) across share classes, and then allocating the incremental per share class fee, based on the number of shareholder accounts. For Class I shares, the fund allocates the fees based strictly on the number of shareholder accounts. You can find your fund's investment category in Table 1.

                BALANCED, EQUITY, FUNDS-OF-FUNDS - EQUITY FUNDS

The annual per account fee accrued daily and payable monthly, for the applicable classes is as follows:

     Class A   Class B   Class C   Class D   Class E   Class I   Class Y
     -------   -------   -------   -------   -------   -------   -------
      $19.50    $20.50    $20.00    $19.50    $19.50    $1.00     $17.50

         FUNDS-OF-FUNDS - FIXED INCOME, STATE TAX-EXEMPT FIXED INCOME,
              TAXABLE FIXED INCOME, TAX-EXEMPT FIXED INCOME FUNDS

The annual per account fee accrued daily and payable monthly, for the applicable classes is as follows:

               Class A   Class B   Class C   Class I   Class Y
               -------   -------   -------   -------   -------
                $20.50    $21.50    $21.00    $1.00     $18.50

                               MONEY MARKET FUNDS

The annual per account fee accrued daily and payable monthly, for the applicable classes is as follows. The fee for Tax-Exempt Money Market, which does not have separate classes of shares, is the same as that applicable to Class A.

               Class A   Class B   Class C   Class I   Class Y
               -------   -------   -------   -------   -------
                $22.00    $23.00    $22.50    $1.00     $20.00

In addition, an annual closed-account fee of $5.00 per inactive account may be charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system, generally within one year. The fees paid to RiverSource Service Corporation may be changed by the Board without shareholder approval.

DISTRIBUTION AGREEMENT

RiverSource Distributors, Inc. and Ameriprise Financial Services, Inc. (collectively, the distributor), 70100 Ameriprise Financial Center, Minneapolis, MN 55474, serve as the fund's principal underwriter. The fund's shares are offered on a continuous basis. Under a Distribution Agreement, sales charges deducted for distributing fund shares are paid to the distributor daily. The following table shows the sales charges paid to the Distributor and the amount retained by the Distributor after paying commissions and other expenses for each of the last three fiscal periods. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.



Statement of Additional Information - Sept. 29, 2006                  Page 151

                                           TABLE 23. SALES CHARGES PAID TO DISTRIBUTOR
----------------------------------------------------------------------------------------------------------------------------------
                                                                                               AMOUNT RETAINED AFTER PAYING
                                               SALES CHARGES PAID TO DISTRIBUTOR              COMMISSIONS AND OTHER EXPENSES
                 FUND                      ---------------------------------------------------------------------------------------
                                               2006           2005           2004           2006           2005           2004
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive               $  3,095,956   $2,689,735<Fa>          N/A   $  1,116,369   $1,129,812<Fa>          N/A
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                  577,821      722,689<Fa>          N/A        105,590      178,650<Fa>          N/A
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                    4,118,788    3,810,185<Fa>          N/A      1,075,302    1,309,727<Fa>          N/A
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive         7,078,581    6,114,118<Fa>          N/A      2,691,706    2,610,071<Fa>          N/A
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative       1,286,540    1,603,913<Fa>          N/A        274,017      530,042<Fa>          N/A
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                1,845,156    1,393,255<Fa>          N/A        518,093      509,719<Fa>          N/A
----------------------------------------------------------------------------------------------------------------------------------
Small Company Index                           1,228,665       1,511,932     1,717,480        337,031         554,278       485,006
----------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                  N/A - No             N/A           N/A            N/A             N/A           N/A
                                           sales charge
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
----------------------------------------------------------------------------------------------------------------------------------
Equity Value                                    645,442         740,741       798,502        116,536         258,954       212,373
----------------------------------------------------------------------------------------------------------------------------------
Precious Metals                                 104,779         141,256       146,086         21,277          58,658        46,448
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                             986,996       1,972,996     2,543,371        276,857         774,287       757,410
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                                401,382         636,221     1,140,014        127,479         251,743       371,324
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                                N/A             N/A           N/A            N/A             N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                                N/A             N/A           N/A            N/A             N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                                N/A             N/A           N/A            N/A             N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                                N/A             N/A           N/A            N/A             N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                                N/A             N/A           N/A            N/A             N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                                N/A             N/A           N/A            N/A             N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                                N/A             N/A           N/A            N/A             N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                                N/A             N/A           N/A            N/A             N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
----------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                               217,559         166,200       131,508         44,653          72,464        50,690
----------------------------------------------------------------------------------------------------------------------------------
Fundamental Growth                               69,062         109,110        87,619         15,922          43,395        18,759
----------------------------------------------------------------------------------------------------------------------------------
Fundamental Value                             1,915,417       2,827,644     2,069,259        406,545       1,038,987       633,428
----------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                               2,479,319       3,295,433     4,885,301        682,596       1,011,136     1,014,719
----------------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income                  128,246<Fb>            N/A           N/A      25,697<Fb>            N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income               326,707<Fb>            N/A           N/A      73,038<Fb>            N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income               437,903<Fb>            N/A           N/A     109,389<Fb>            N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
Select Value                                    945,839       1,633,975     2,473,422        213,839         582,671       668,150
----------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                1,908,960       3,842,195     8,055,130        482,228       1,629,476     2,236,469
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity                                604,021         523,687       687,100        190,699         187,706       199,371
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Value                               1,616,642       2,787,117     3,415,712        478,093       1,053,640     1,093,404
----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                        442,638         631,090     1,414,409         61,137         197,759       322,339
----------------------------------------------------------------------------------------------------------------------------------
Value                                           474,692         836,914     1,098,734         83,140         248,868       257,673
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
----------------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                          1,665,096       1,604,180     1,451,779        207,486         523,080       537,003
----------------------------------------------------------------------------------------------------------------------------------
Real Estate                                     598,431         556,465    224,344<Fc>       180,632         223,572     95,933<Fc>
----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                  Page 152

----------------------------------------------------------------------------------------------------------------------------------

                                                                                               AMOUNT RETAINED AFTER PAYING
                                               SALES CHARGES PAID TO DISTRIBUTOR              COMMISSIONS AND OTHER EXPENSES
                 FUND                      ---------------------------------------------------------------------------------------
                                               2006           2005           2004           2006           2005           2004

----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
----------------------------------------------------------------------------------------------------------------------------------

Cash Management                                 718,247         994,923     1,556,245        714,638         993,250     1,554,374
----------------------------------------------------------------------------------------------------------------------------------
Core Bond                                       180,034         207,266       243,504         62,588          90,811       169,705
----------------------------------------------------------------------------------------------------------------------------------
Disciplined Equity                              322,731         126,376        64,957         67,609          47,059        13,620
----------------------------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity           1,760<Fd>            N/A           N/A         852<Fd>            N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                    6,304<Fe>            N/A           N/A       1,708<Fe>            N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
Floating Rate                                364,914<Fe>            N/A           N/A   (118,354)<Fe>            N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
Growth                                        4,553,722       3,540,317     5,194,048        955,528       1,430,279     1,979,434
----------------------------------------------------------------------------------------------------------------------------------
Income Opportunities                            486,593         891,368     1,008,513        108,764         201,999       268,488
----------------------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities                  326,780         429,879    218,847<Ff>        47,098          84,033     45,591<Ff>
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                              3,400,059       1,812,939     2,547,239        629,348         723,158       711,343
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                                 123,212         196,360       454,971         37,908          71,406       132,559
----------------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond                           220,446         393,925       423,604         28,711         115,701       178,177
----------------------------------------------------------------------------------------------------------------------------------
                                               2005           2004           2003           2005           2004           2003

----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
----------------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                           218,698         246,897       369,212        111,053          96,481       147,346
----------------------------------------------------------------------------------------------------------------------------------
Diversified Bond                              3,072,387       3,926,269     5,046,003      1,203,503       1,516,544       722,797
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Tax-Exempt                         98,324         163,094       230,570         44,188          67,903        23,080
----------------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt                              68,367         108,759       123,009         20,700          48,877         9,420
----------------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                            463,661         645,851       658,737        141,616         225,724        43,189
----------------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt                             134,248         155,512       146,838         63,799          65,578        26,914
----------------------------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt                                  55,404         113,361       155,216          9,152          35,469        15,472
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
----------------------------------------------------------------------------------------------------------------------------------
Balanced                                        501,366         735,450       750,472        168,698         240,733       228,111
----------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                     9,791,165      10,301,867     3,604,654      2,664,788       2,933,886     1,012,358
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                 3,098,747       2,377,837       655,293        986,793         837,278       149,937
----------------------------------------------------------------------------------------------------------------------------------
Strategic Allocation                          1,083,154         989,579       847,194        244,136         316,545       223,952
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
----------------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income                 N/A             N/A           N/A            N/A             N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
Disciplined International Equity                    N/A             N/A           N/A            N/A             N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                                798,990         556,829       243,062    (6,658,875)     (6,660,972)   (2,681,731)
----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                               N/A             N/A           N/A            N/A             N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
Global Bond                                     765,438         956,580     1,009,917        390,806         536,364       537,388
----------------------------------------------------------------------------------------------------------------------------------
Global Equity                                   778,062         467,198       437,154        211,977         203,564       196,939
----------------------------------------------------------------------------------------------------------------------------------
Global Technology                               328,770         591,744       543,360         67,485         208,704       150,041
----------------------------------------------------------------------------------------------------------------------------------
International Aggressive Growth                 816,345         796,060       528,748        282,465         360,944       194,832
----------------------------------------------------------------------------------------------------------------------------------
International Equity                            299,410         456,321       329,351         96,946         175,987        82,777
----------------------------------------------------------------------------------------------------------------------------------
International Opportunity                       873,855         997,517       274,577        244,843         371,845       104,589
----------------------------------------------------------------------------------------------------------------------------------
International Select Value                    3,425,153       3,105,887     1,896,607      1,020,350       1,220,539       527,546
----------------------------------------------------------------------------------------------------------------------------------
International Small Cap                         203,543         324,756        86,270         60,817         115,235        18,806
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
----------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                         176,349         306,545       611,983         40,451          86,091       100,008
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                1,821,533       3,566,760     4,166,089        635,918       1,373,111     1,046,768
----------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                 371,626         495,541       740,644        107,815         197,028       233,789
----------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                        2,115,452       3,131,234     4,468,036      2,736,405       1,256,629     1,475,443
----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                  Page 153

----------------------------------------------------------------------------------------------------------------------------------
                                                                                               AMOUNT RETAINED AFTER PAYING
                                               SALES CHARGES PAID TO DISTRIBUTOR              COMMISSIONS AND OTHER EXPENSES
                 FUND                      ---------------------------------------------------------------------------------------
                                               2005           2004           2003           2005           2004           2003
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
----------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                        N/A - No             N/A           N/A            N/A             N/A           N/A
                                           sales charge
----------------------------------------------------------------------------------------------------------------------------------

<Fa>  For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

<Fb>  For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.

<Fc>  For the period from March 4, 2004 (when shares became publicly available to June 30, 2004.


<Fd>  For the period from May 18, 2006 (when shares became publicly available)
      to July 31, 2006.

<Fe>  For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.


<Ff>  For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.

Part of the sales charge may be paid to selling dealers who have agreements with the distributor. The distributor will retain the balance of the sales charge. At times the entire sales charge may be paid to selling dealers.

SHAREHOLDER SERVICE AGREEMENT


For funds with Class Y shares, except for Cash Management and Retirement Plus funds, the fund rpays the distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to those shares. The fee is calculated at a rate of 0.10% of average daily net assets for Class Y.


PLAN AND AGREEMENT OF DISTRIBUTION

FOR FUNDS OTHER THAN MONEY MARKET FUNDS

      To help defray the cost of distribution and servicing not covered by the sales charges received under the Distribution Agreement, each fund approved a Plan of Distribution (Plan) and entered into an agreement under the Plan pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, of the type known as a reimbursement plan, the fund pays a fee up to actual expenses incurred at an annual rate as follows:

      The fee is based on the average daily net assets of the fund attributable to the applicable class:

                    Class A   Class B   Class C   Class D
                    -------   -------   -------   -------
                     0.25%     1.00%     1.00%     0.25%

      For Class B and Class C shares, up to 0.75% is reimbursed for distribution expenses. Up to an additional 0.25% is paid to the distributor to compensate the distributor, financial advisors and servicing agents for personal service to shareholders and maintenance of shareholder accounts.

FOR MONEY MARKET FUNDS

      The fee for services is equal on an annual basis to the following percentage of the average daily net assets of the fund attributable to the applicable class. The fee for Tax-Exempt Money Market, which does not have separate classes of shares, is the same as that applicable to Class A.

                         Class A   Class B   Class C
                         -------   -------   -------
                          0.10%     0.85%     0.75%

      For Class B and Class C shares, up to 0.75% is reimbursed for distribution expenses. For Class A and Class B shares, 0.10% is paid to the distributor to compensate the distributor, financial advisors and servicing agents for personal service to shareholders and maintenance of shareholder accounts.

Each class has exclusive voting rights on the Plan as it applies to that class. In addition, because Class B shares convert to Class A shares, Class B shareholders have the right to vote on any material increase to expenses charged under the Class A plan.



Statement of Additional Information - Sept. 29, 2006                  Page 154

Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of shares; and overhead appropriately allocated to the sale of Class A, Class B, Class C and Class D shares, as applicable. These expenses also include costs of providing personal service to shareholders. A substantial portion of the costs are not specifically identified to any one of the RiverSource funds. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.

The Plan must be approved annually by the Board, including a majority of the disinterested Board members, if it is to continue for more than a year. At least quarterly, the Board reviews written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of Board members who are not interested persons of the fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the relevant class of shares or by the distributor. Any agreement related to the Plan will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the Board members, including a majority of the Board members who are not interested persons of the fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested Board members is the responsibility of the other disinterested Board members. No Board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement.

For its most recent fiscal period, each fund paid 12b-1 fees as shown in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                                     TABLE 24. 12b-1 FEES
----------------------------------------------------------------------------------------------
                 FUND                       CLASS A       CLASS B      CLASS C       CLASS D
----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
----------------------------------------------------------------------------------------------
Portfolio Builder Aggressive              $   484,308   $   577,276   $   46,390           N/A
----------------------------------------------------------------------------------------------
Portfolio Builder Conservative                137,397       287,019       57,771           N/A
----------------------------------------------------------------------------------------------
Portfolio Builder Moderate                    749,024     1,152,301      128,534           N/A
----------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive         997,023     1,133,797      110,329           N/A
----------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative       281,878       506,549       84,250           N/A
----------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                388,326       477,375       40,094           N/A
----------------------------------------------------------------------------------------------
Small Company Index                         2,079,181     3,813,752          N/A           N/A
----------------------------------------------------------------------------------------------
S&P 500 Index                                     N/A           N/A          N/A       165,605
----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
----------------------------------------------------------------------------------------------
Equity Value                                2,183,812     2,384,097       34,165           N/A
----------------------------------------------------------------------------------------------
Precious Metals                               165,867       162,206       17,083           N/A
----------------------------------------------------------------------------------------------
Small Cap Advantage                         1,491,995     2,099,561      119,350           N/A
----------------------------------------------------------------------------------------------
Small Cap Growth                              350,381       628,494       59,731           N/A
----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
----------------------------------------------------------------------------------------------
Retirement Plus 2010                              N/A           N/A          N/A           N/A
----------------------------------------------------------------------------------------------
Retirement Plus 2015                              N/A           N/A          N/A           N/A
----------------------------------------------------------------------------------------------
Retirement Plus 2020                              N/A           N/A          N/A           N/A
----------------------------------------------------------------------------------------------
Retirement Plus 2025                              N/A           N/A          N/A           N/A
----------------------------------------------------------------------------------------------
Retirement Plus 2030                              N/A           N/A          N/A           N/A
----------------------------------------------------------------------------------------------
Retirement Plus 2035                              N/A           N/A          N/A           N/A
----------------------------------------------------------------------------------------------
Retirement Plus 2040                              N/A           N/A          N/A           N/A
----------------------------------------------------------------------------------------------
Retirement Plus 2045                              N/A           N/A          N/A           N/A
----------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                  Page 155

----------------------------------------------------------------------------------------------
                 FUND                       CLASS A       CLASS B      CLASS C       CLASS D
----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
----------------------------------------------------------------------------------------------
Aggressive Growth                             310,563       348,467        9,442           N/A
----------------------------------------------------------------------------------------------
Fundamental Growth                             48,218        73,735        4,838           N/A
----------------------------------------------------------------------------------------------
Fundamental Value                           1,827,800     2,973,732      185,363           N/A
----------------------------------------------------------------------------------------------
High Yield Bond                             4,151,744     5,172,801      319,473           N/A
----------------------------------------------------------------------------------------------
Income Builder Basic Income                     5,500         6,097          897           N/A
----------------------------------------------------------------------------------------------
Income Builder Enhanced Income                 12,226        10,395        1,978           N/A
----------------------------------------------------------------------------------------------
Income Builder Moderate Income                 14,420        10,414        1,572           N/A
----------------------------------------------------------------------------------------------
Select Value                                1,285,850     1,804,688      111,631           N/A
----------------------------------------------------------------------------------------------
Short Duration U.S. Government              1,925,517     4,437,987      188,438           N/A
----------------------------------------------------------------------------------------------
Small Cap Equity                              452,722       523,768       39,821           N/A
----------------------------------------------------------------------------------------------
Small Cap Value                             1,844,040     3,273,190      209,094           N/A
----------------------------------------------------------------------------------------------
U.S. Government Mortgage                      365,255       806,733       86,693           N/A
----------------------------------------------------------------------------------------------
Value                                         623,643     1,258,485       84,477           N/A
----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
----------------------------------------------------------------------------------------------
Dividend Opportunity                        2,246,282     2,890,686      139,322           N/A
----------------------------------------------------------------------------------------------
Real Estate                                   208,160       222,515       11,761           N/A
----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
----------------------------------------------------------------------------------------------

Cash Management                             3,205,933       820,043       16,368           N/A
----------------------------------------------------------------------------------------------
Core Bond                                      89,181       122,351        5,692           N/A
----------------------------------------------------------------------------------------------
Disciplined Equity                          1,426,565       427,156       12,242           N/A
----------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity            4,723            45           19           N/A
----------------------------------------------------------------------------------------------
Disciplined Small Cap Value                    12,475           758           90           N/A
----------------------------------------------------------------------------------------------
Floating Rate                                 123,623        35,196        9,352           N/A
----------------------------------------------------------------------------------------------
Growth                                      5,852,158     5,574,406      181,214           N/A
----------------------------------------------------------------------------------------------
Income Opportunities                          504,284       707,566       64,272           N/A
----------------------------------------------------------------------------------------------
Inflation Protected Securities                242,647       467,215       35,838           N/A
----------------------------------------------------------------------------------------------
Large Cap Equity                            7,096,389     8,048,484      201,664           N/A
----------------------------------------------------------------------------------------------
Large Cap Value                               170,730       240,605       12,172           N/A
----------------------------------------------------------------------------------------------
Limited Duration Bond                         196,674       214,578       15,662           N/A

----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
----------------------------------------------------------------------------------------------
California Tax-Exempt                         483,557       182,416       33,536           N/A
----------------------------------------------------------------------------------------------
Diversified Bond                            4,534,413     5,752,444      193,278           N/A
----------------------------------------------------------------------------------------------
Massachusetts Tax-Exempt                      147,943       186,463       14,622           N/A
----------------------------------------------------------------------------------------------
Michigan Tax-Exempt                           136,742        59,822       18,779           N/A
----------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                          877,625       517,111       92,150           N/A
----------------------------------------------------------------------------------------------
New York Tax-Exempt                           196,842       120,762       16,217           N/A
----------------------------------------------------------------------------------------------
Ohio Tax-Exempt                               136,871        84,836       21,311           N/A
----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
----------------------------------------------------------------------------------------------
Balanced                                    2,607,027     1,043,188       30,859           N/A
----------------------------------------------------------------------------------------------
Diversified Equity Income                   7,657,786    10,740,806      480,884           N/A
----------------------------------------------------------------------------------------------
Mid Cap Value                               1,330,390     1,925,014       93,253           N/A
----------------------------------------------------------------------------------------------
Strategic Allocation                        2,265,380       972,773       51,964           N/A
----------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                  Page 156

----------------------------------------------------------------------------------------------
                 FUND                       CLASS A       CLASS B      CLASS C       CLASS D
----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
----------------------------------------------------------------------------------------------
Absolute Return Currency and Income               N/A           N/A          N/A           N/A
----------------------------------------------------------------------------------------------
Disciplined International Equity                  N/A           N/A          N/A           N/A
----------------------------------------------------------------------------------------------
Emerging Markets                              615,902       837,876       20,597           N/A
----------------------------------------------------------------------------------------------
Emerging Markets Bond                             N/A           N/A          N/A           N/A
----------------------------------------------------------------------------------------------
European Equity                               215,628       357,616       14,910           N/A
----------------------------------------------------------------------------------------------
Global Bond                                   955,642     1,383,322       46,223           N/A
----------------------------------------------------------------------------------------------
Global Equity                                 998,361     1,085,962       16,253           N/A
----------------------------------------------------------------------------------------------
Global Technology                             332,148       541,521       36,342           N/A
----------------------------------------------------------------------------------------------
International Aggressive Growth               473,135       538,762       31,073           N/A
----------------------------------------------------------------------------------------------
International Equity                          251,971       246,890       15,280           N/A
----------------------------------------------------------------------------------------------
International Opportunity                     988,705       870,310       24,597           N/A
----------------------------------------------------------------------------------------------
International Select Value                  2,092,138     2,820,781      147,657           N/A
----------------------------------------------------------------------------------------------
International Small Cap                       156,292       163,874        7,220           N/A
----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
----------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                       288,204       202,747       76,645           N/A
----------------------------------------------------------------------------------------------
Mid Cap Growth                              3,423,983     3,565,125      128,400           N/A
----------------------------------------------------------------------------------------------
Tax-Exempt Bond                             1,609,147       333,246       43,532           N/A
----------------------------------------------------------------------------------------------
Tax-Exempt High Income                      9,288,829     2,274,999      255,897           N/A
----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
----------------------------------------------------------------------------------------------
Tax-Exempt Money Market                       117,570           N/A          N/A           N/A
----------------------------------------------------------------------------------------------

CUSTODIAN AGREEMENT

Custody information varies depending on the fund's investment category. You can find your fund's investment category in Table 1.

FOR BALANCED, EQUITY, FUNDS-OF-FUNDS, TAXABLE MONEY MARKET AND TAXABLE FIXED INCOME FUNDS OTHER THAN DIVERSIFIED BOND AND HIGH YIELD BOND: The fund's securities and cash are held by Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, MN 55474, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

FOR STATE TAX-EXEMPT FIXED INCOME, TAX-EXEMPT FIXED INCOME AND TAX-EXEMPT MONEY MARKET FUNDS, AS WELL AS DIVERSIFIED BOND AND HIGH YIELD BOND: The fund's securities and cash are held by U.S. Bank National Association, 180 E. Fifth St., St. Paul, MN 55101-1631, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

FOR ALL FUNDS: The custodian may enter into a sub-custodian agreement with the Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of Bank of New York or in other financial institutions as permitted by law and by the fund's sub-custodian agreement.



Statement of Additional Information - Sept. 29, 2006                  Page 157

ORGANIZATIONAL INFORMATION

Each fund is an open-end management investment company. The fund's headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of a fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of a fund would have the same rights to dividends and assets as every other share of that fund.

VOTING RIGHTS

As a shareholder in a fund, you have voting rights over the fund's management and fundamental policies. You are entitled to vote based on your total dollar interest in the fund. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of Board members. This means that you have as many votes as the dollar amount you own, including the fractional amount, multiplied by the number of members to be elected.

DIVIDEND RIGHTS

Dividends paid by a fund, if any, with respect to each applicable class of shares will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

                            TABLE 25. FUND HISTORY TABLE FOR RIVERSOURCE FUNDS<F*>*
---------------------------------------------------------------------------------------------------------------
                                                                            DATE FIRST
                                                                            OFFERED TO          FORM OF
                    FUND<F**>                      DATE OF ORGANIZATION       PUBLIC         ORGANIZATION
---------------------------------------------------------------------------------------------------------------
BOND SERIES, INC.<F3>                              4/29/81, 6/13/86<F1>                       Corporation
---------------------------------------------------------------------------------------------------------------
   Core Bond Fund                                                            6/19/03
---------------------------------------------------------------------------------------------------------------
   Floating Rate Fund                                                        2/16/06
---------------------------------------------------------------------------------------------------------------
   Income Opportunities Fund                                                 6/19/03
---------------------------------------------------------------------------------------------------------------
   Inflation Protected Securities Fund                                        3/4/04
---------------------------------------------------------------------------------------------------------------
   Limited Duration Bond Fund                                                6/19/03
---------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-EXEMPT TRUST                               4/7/86                           Business Trust<F2>
---------------------------------------------------------------------------------------------------------------
   California Tax-Exempt Fund                                                8/18/86
---------------------------------------------------------------------------------------------------------------
DIMENSIONS SERIES, INC                             2/20/68, 6/13/86<F1>                       Corporation
---------------------------------------------------------------------------------------------------------------
   Disciplined Small and Mid Cap Equity Fund                                 5/18/06
---------------------------------------------------------------------------------------------------------------
   Disciplined Small Cap Value Fund                                          2/16/06
---------------------------------------------------------------------------------------------------------------
DIVERSIFIED INCOME SERIES, INC.<F3>                6/27/74, 6/31/86(1)                        Corporation
---------------------------------------------------------------------------------------------------------------
   Diversified Bond Fund<F4>                                                 10/3/74
---------------------------------------------------------------------------------------------------------------
EQUITY SERIES, INC.                                3/18/57, 6/13/86(1)                        Corporation
---------------------------------------------------------------------------------------------------------------
   Mid Cap Growth Fund<F5>                                                   6/4/57
---------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                                                     STATE OF        FISCAL
                    FUND<F**>                      ORGANIZATION     YEAR END     DIVERSIFIED<F***>
-----------------------------------------------------------------------------------------------
BOND SERIES, INC.<F3>                                 NV/MN           7/31
-----------------------------------------------------------------------------------------------
   Core Bond Fund                                                                     Yes
-----------------------------------------------------------------------------------------------
   Floating Rate Fund                                                                 Yes
-----------------------------------------------------------------------------------------------
   Income Opportunities Fund                                                          Yes
-----------------------------------------------------------------------------------------------
   Inflation Protected Securities Fund                                                 No
-----------------------------------------------------------------------------------------------
   Limited Duration Bond Fund                                                         Yes
-----------------------------------------------------------------------------------------------
CALIFORNIA TAX-EXEMPT TRUST                             MA            6/30
-----------------------------------------------------------------------------------------------
   California Tax-Exempt Fund                                                          No
-----------------------------------------------------------------------------------------------
DIMENSIONS SERIES, INC                                NV/MN           7/31
-----------------------------------------------------------------------------------------------
   Disciplined Small and Mid Cap Equity Fund                                          Yes
-----------------------------------------------------------------------------------------------
   Disciplined Small Cap Value Fund                                                   Yes
-----------------------------------------------------------------------------------------------
DIVERSIFIED INCOME SERIES, INC.<F3>                   NV/MN           8/31
-----------------------------------------------------------------------------------------------
   Diversified Bond Fund<F4>                                                          Yes
-----------------------------------------------------------------------------------------------
EQUITY SERIES, INC.                                   NV/MN          11/30
-----------------------------------------------------------------------------------------------
   Mid Cap Growth Fund<F5>                                                            Yes
-----------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                  Page 158

---------------------------------------------------------------------------------------------------------------

                                                                               DATE
                                                                              BEGAN             FORM OF
                    FUND<F**>                     DATE OF ORGANIZATION     OPERATIONS       ORGANIZATION

---------------------------------------------------------------------------------------------------------------
GLOBAL SERIES, INC.                                      10/28/88                             Corporation
---------------------------------------------------------------------------------------------------------------

   Absolute Return Currency and Income Fund                                  6/15/06

---------------------------------------------------------------------------------------------------------------
   Emerging Markets Bond Fund                                                2/16/06
---------------------------------------------------------------------------------------------------------------
   Emerging Markets Fund<F6>                                                 11/13/96
---------------------------------------------------------------------------------------------------------------
   Global Bond Fund                                                          3/20/89
---------------------------------------------------------------------------------------------------------------
   Global Equity Fund<F7>, <F6>                                              5/29/90
---------------------------------------------------------------------------------------------------------------
   Global Technology Fund                                                    11/13/96
---------------------------------------------------------------------------------------------------------------
GOVERNMENT INCOME SERIES, INC.                           3/12/85                              Corporation
---------------------------------------------------------------------------------------------------------------
   Short Duration U.S. Government Fund<F4>                                   8/19/85
---------------------------------------------------------------------------------------------------------------
   U.S. Government Mortgage Fund                                             2/14/02
---------------------------------------------------------------------------------------------------------------
HIGH YIELD INCOME SERIES, INC.                           8/17/83                              Corporation
---------------------------------------------------------------------------------------------------------------
   High Yield Bond Fund<F4>                                                  12/8/83
---------------------------------------------------------------------------------------------------------------
INCOME SERIES, INC.                                2/10/45; 6/13/86<F1>                       Corporation
---------------------------------------------------------------------------------------------------------------
   Income Builder Basic Income Fund                                          2/16/06
---------------------------------------------------------------------------------------------------------------
   Income Builder Enhanced Income Fund                                       2/16/06
---------------------------------------------------------------------------------------------------------------
   Income Builder Moderate Income Fund                                       2/16/06
---------------------------------------------------------------------------------------------------------------
INTERNATIONAL MANAGERS SERIES, INC.<F3>                   5/9/01                              Corporation
---------------------------------------------------------------------------------------------------------------
   International Aggressive Growth Fund                                      9/28/01
---------------------------------------------------------------------------------------------------------------
   International Equity Fund<F5>                                             10/3/02
---------------------------------------------------------------------------------------------------------------
   International Select Value Fund                                           9/28/01
---------------------------------------------------------------------------------------------------------------
   International Small Cap Fund                                              10/3/02
---------------------------------------------------------------------------------------------------------------
INTERNATIONAL SERIES, INC.                               7/18/84                              Corporation
---------------------------------------------------------------------------------------------------------------
   Disciplined International Equity Fund                                     5/18/06
---------------------------------------------------------------------------------------------------------------
   European Equity Fund<F6>                                                  6/26/00
---------------------------------------------------------------------------------------------------------------
   International Opportunity Fund<F6>, <F5>                                  11/15/84
---------------------------------------------------------------------------------------------------------------
INVESTMENT SERIES, INC.                            1/18/40; 6/13/86<F1>                       Corporation
---------------------------------------------------------------------------------------------------------------
   Balanced Fund<F5>                                                         4/16/40
---------------------------------------------------------------------------------------------------------------
   Diversified Equity Income Fund                                            10/15/90
---------------------------------------------------------------------------------------------------------------
   Mid Cap Value Fund                                                        2/14/02
---------------------------------------------------------------------------------------------------------------
LARGE CAP SERIES, INC.<F3>                         5/21/70, 6/13/86(1)                        Corporation
---------------------------------------------------------------------------------------------------------------
   Disciplined Equity Fund<F5>                                               4/24/03
---------------------------------------------------------------------------------------------------------------
   Growth Fund                                                                3/1/72
---------------------------------------------------------------------------------------------------------------
   Large Cap Equity Fund                                                     3/28/02
---------------------------------------------------------------------------------------------------------------
   Large Cap Value Fund                                                      6/27/02
---------------------------------------------------------------------------------------------------------------
MANAGERS SERIES, INC.<F3>                                3/20/01                              Corporation
---------------------------------------------------------------------------------------------------------------
   Aggressive Growth Fund                                                    4/24/03
---------------------------------------------------------------------------------------------------------------
   Fundamental Growth Fund<F5>                                               4/24/03
---------------------------------------------------------------------------------------------------------------
   Fundamental Value Fund                                                    6/18/01
---------------------------------------------------------------------------------------------------------------
   Select Value Fund                                                          3/8/02
---------------------------------------------------------------------------------------------------------------
   Small Cap Equity Fund<F5>                                                  3/8/02
---------------------------------------------------------------------------------------------------------------
   Small Cap Value Fund                                                      6/18/01
---------------------------------------------------------------------------------------------------------------
   Value Fund                                                                6/18/01
---------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------

                                                     STATE OF        FISCAL
                    FUND<F**>                      ORGANIZATION     YEAR END     DIVERSIFIED<F***>
-----------------------------------------------------------------------------------------------
GLOBAL SERIES, INC.                                     MN           10/31
-----------------------------------------------------------------------------------------------
   Absolute Return Currency and Income Fund                                            No
-----------------------------------------------------------------------------------------------
   Emerging Markets Bond Fund                                                          No
-----------------------------------------------------------------------------------------------
   Emerging Markets Fund<F6>                                                           Yes
-----------------------------------------------------------------------------------------------
   Global Bond Fund                                                                    No
-----------------------------------------------------------------------------------------------
   Global Equity Fund<F7>, <F6>                                                        Yes
-----------------------------------------------------------------------------------------------
   Global Technology Fund                                                              No
-----------------------------------------------------------------------------------------------
GOVERNMENT INCOME SERIES, INC.                          MN            5/31
-----------------------------------------------------------------------------------------------
   Short Duration U.S. Government Fund<F4>                                            Yes
-----------------------------------------------------------------------------------------------
   U.S. Government Mortgage Fund                                                      Yes
-----------------------------------------------------------------------------------------------
HIGH YIELD INCOME SERIES, INC.                          MN            5/31
-----------------------------------------------------------------------------------------------
   High Yield Bond Fund<F4>                                                           Yes
-----------------------------------------------------------------------------------------------
INCOME SERIES, INC.                                   NV/MN           5/31
-----------------------------------------------------------------------------------------------
   Income Builder Basic Income Fund                                                    No
-----------------------------------------------------------------------------------------------
   Income Builder Enhanced Income Fund                                                 No
-----------------------------------------------------------------------------------------------
   Income Builder Moderate Income Fund                                                 No
-----------------------------------------------------------------------------------------------
INTERNATIONAL MANAGERS SERIES, INC.<F3>                 MN           10/31
-----------------------------------------------------------------------------------------------
   International Aggressive Growth Fund                                               Yes
-----------------------------------------------------------------------------------------------
   International Equity Fund<F5>                                                      Yes
-----------------------------------------------------------------------------------------------
   International Select Value Fund                                                    Yes
-----------------------------------------------------------------------------------------------
   International Small Cap Fund                                                       Yes
-----------------------------------------------------------------------------------------------
INTERNATIONAL SERIES, INC.                              MN           10/31
-----------------------------------------------------------------------------------------------
   Disciplined International Equity Fund                                              Yes
-----------------------------------------------------------------------------------------------
   European Equity Fund<F6>                                                           Yes
-----------------------------------------------------------------------------------------------
   International Opportunity Fund<F6>, <F5>                                           Yes
-----------------------------------------------------------------------------------------------
INVESTMENT SERIES, INC.                               NV/MN           9/30
-----------------------------------------------------------------------------------------------
   Balanced Fund<F5>                                                                  Yes
-----------------------------------------------------------------------------------------------
   Diversified Equity Income Fund                                                     Yes
-----------------------------------------------------------------------------------------------
   Mid Cap Value Fund                                                                 Yes
-----------------------------------------------------------------------------------------------
LARGE CAP SERIES, INC.<F3>                            NV/MN           7/31
-----------------------------------------------------------------------------------------------
   Disciplined Equity Fund<F5>                                                        Yes
-----------------------------------------------------------------------------------------------
   Growth Fund                                                                        Yes
-----------------------------------------------------------------------------------------------
   Large Cap Equity Fund                                                              Yes
-----------------------------------------------------------------------------------------------
   Large Cap Value Fund                                                               Yes
-----------------------------------------------------------------------------------------------
MANAGERS SERIES, INC.<F3>                               MN            5/31
-----------------------------------------------------------------------------------------------
   Aggressive Growth Fund                                                             Yes
-----------------------------------------------------------------------------------------------
   Fundamental Growth Fund<F5>                                                        Yes
-----------------------------------------------------------------------------------------------
   Fundamental Value Fund                                                             Yes
-----------------------------------------------------------------------------------------------
   Select Value Fund                                                                  Yes
-----------------------------------------------------------------------------------------------
   Small Cap Equity Fund<F5>                                                          Yes
-----------------------------------------------------------------------------------------------
   Small Cap Value Fund                                                               Yes
-----------------------------------------------------------------------------------------------
   Value Fund                                                                         Yes
-----------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                  Page 159

---------------------------------------------------------------------------------------------------------------

                                                                            DATE FIRST
                                                                            OFFERED TO          FORM OF
                    FUND**                         DATE OF ORGANIZATION       PUBLIC         ORGANIZATION

---------------------------------------------------------------------------------------------------------------
MARKET ADVANTAGE SERIES, INC.                            8/25/89                              Corporation
---------------------------------------------------------------------------------------------------------------
   Portfolio Builder Conservative Fund                                        3/4/04
---------------------------------------------------------------------------------------------------------------
   Portfolio Builder Moderate Conservative Fund                               3/4/04
---------------------------------------------------------------------------------------------------------------
   Portfolio Builder Moderate Fund                                            3/4/04
---------------------------------------------------------------------------------------------------------------
   Portfolio Builder Moderate Aggressive Fund                                 3/4/04
---------------------------------------------------------------------------------------------------------------
   Portfolio Builder Aggressive Fund                                          3/4/04
---------------------------------------------------------------------------------------------------------------
   Portfolio Builder Total Equity Fund                                        3/4/04
---------------------------------------------------------------------------------------------------------------
   S&P 500 Index Fund                                                        10/25/99
---------------------------------------------------------------------------------------------------------------
   Small Company Index Fund                                                  8/19/96
---------------------------------------------------------------------------------------------------------------
MONEY MARKET SERIES, INC.                          8/22/75; 6/13/86<F1>                       Corporation
---------------------------------------------------------------------------------------------------------------
   Cash Management Fund                                                      10/6/75
---------------------------------------------------------------------------------------------------------------
RETIREMENT SERIES TRUST                                  1/27/06                           Business Trust<F2>
---------------------------------------------------------------------------------------------------------------
   Retirement Plus 2010 Fund                                                 5/18/06
---------------------------------------------------------------------------------------------------------------
   Retirement Plus 2015 Fund                                                 5/18/06
---------------------------------------------------------------------------------------------------------------
   Retirement Plus 2020 Fund                                                 5/18/06
---------------------------------------------------------------------------------------------------------------
   Retirement Plus 2025 Fund                                                 5/18/06
---------------------------------------------------------------------------------------------------------------
   Retirement Plus 2030 Fund                                                 5/18/06
---------------------------------------------------------------------------------------------------------------
   Retirement Plus 2035 Fund                                                 5/18/06
---------------------------------------------------------------------------------------------------------------
   Retirement Plus 2040 Fund                                                 5/18/06
---------------------------------------------------------------------------------------------------------------
   Retirement Plus 2045 Fund                                                 5/18/06
---------------------------------------------------------------------------------------------------------------
SECTOR SERIES, INC.                                      3/25/88                              Corporation
---------------------------------------------------------------------------------------------------------------
   Dividend Opportunity Fund<F8>                                              8/1/88
---------------------------------------------------------------------------------------------------------------
   Real Estate Fund                                                           3/4/04
---------------------------------------------------------------------------------------------------------------
SELECTED SERIES, INC.                                    10/5/84                              Corporation
---------------------------------------------------------------------------------------------------------------
   Precious Metals Fund                                                      4/22/86
---------------------------------------------------------------------------------------------------------------
SPECIAL TAX-EXEMPT SERIES TRUST                           4/7/86                           Business Trust<F2>
---------------------------------------------------------------------------------------------------------------
   Massachusetts Tax-Exempt Fund                                              7/2/87
---------------------------------------------------------------------------------------------------------------
   Michigan Tax-Exempt Fund                                                   7/2/87
---------------------------------------------------------------------------------------------------------------
   Minnesota Tax-Exempt Fund                                                 8/18/86
---------------------------------------------------------------------------------------------------------------
   New York Tax-Exempt Fund                                                  8/18/86
---------------------------------------------------------------------------------------------------------------
   Ohio Tax-Exempt Fund                                                       7/2/87
---------------------------------------------------------------------------------------------------------------
STRATEGIC ALLOCATION SERIES, INC.<F3>                   10/9/84                              Corporation
---------------------------------------------------------------------------------------------------------------
   Strategic Allocation Fund<F5>                                             1/23/85
---------------------------------------------------------------------------------------------------------------
STRATEGY SERIES, INC.                                    1/24/84                              Corporation
---------------------------------------------------------------------------------------------------------------
   Equity Value Fund                                                         5/14/84
---------------------------------------------------------------------------------------------------------------
   Small Cap Growth Fund                                                     1/24/01
---------------------------------------------------------------------------------------------------------------
   Small Cap Advantage Fund                                                   5/4/99
---------------------------------------------------------------------------------------------------------------
TAX-EXEMPT INCOME SERIES, INC.<F3>                 12/21/78; 6/13/86<F1>                      Corporation
---------------------------------------------------------------------------------------------------------------
   Tax-Exempt High Income Fund<F5>                                            5/7/79
---------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------

                                                     STATE OF        FISCAL
                    FUND<F**>                      ORGANIZATION     YEAR END     DIVERSIFIED<F***>
-----------------------------------------------------------------------------------------------
MARKET ADVANTAGE SERIES, INC.                           MN            1/31
-----------------------------------------------------------------------------------------------
   Portfolio Builder Conservative Fund                                                 No
-----------------------------------------------------------------------------------------------
   Portfolio Builder Moderate Conservative Fund                                        No
-----------------------------------------------------------------------------------------------
   Portfolio Builder Moderate Fund                                                     No
-----------------------------------------------------------------------------------------------
   Portfolio Builder Moderate Aggressive Fund                                          No
-----------------------------------------------------------------------------------------------
   Portfolio Builder Aggressive Fund                                                   No
-----------------------------------------------------------------------------------------------
   Portfolio Builder Total Equity Fund                                                 No
-----------------------------------------------------------------------------------------------
   S&P 500 Index Fund                                                                 Yes
-----------------------------------------------------------------------------------------------
   Small Company Index Fund                                                           Yes
-----------------------------------------------------------------------------------------------
MONEY MARKET SERIES, INC.                             NV/MN           7/31
-----------------------------------------------------------------------------------------------
   Cash Management Fund                                                               Yes
-----------------------------------------------------------------------------------------------
RETIREMENT SERIES TRUST                                 MA            4/30
-----------------------------------------------------------------------------------------------
   Retirement Plus 2010 Fund                                                           No
-----------------------------------------------------------------------------------------------
   Retirement Plus 2015 Fund                                                           No
-----------------------------------------------------------------------------------------------
   Retirement Plus 2020 Fund                                                           No
-----------------------------------------------------------------------------------------------
   Retirement Plus 2025 Fund                                                           No
-----------------------------------------------------------------------------------------------
   Retirement Plus 2030 Fund                                                           No
-----------------------------------------------------------------------------------------------
   Retirement Plus 2035 Fund                                                           No
-----------------------------------------------------------------------------------------------
   Retirement Plus 2040 Fund                                                           No
-----------------------------------------------------------------------------------------------
   Retirement Plus 2045 Fund                                                           No
-----------------------------------------------------------------------------------------------
SECTOR SERIES, INC.                                     MN            6/30
-----------------------------------------------------------------------------------------------
   Dividend Opportunity Fund<F8>                                                      Yes
-----------------------------------------------------------------------------------------------
   Real Estate Fund                                                                    No
-----------------------------------------------------------------------------------------------
SELECTED SERIES, INC.                                   MN            3/31
-----------------------------------------------------------------------------------------------
   Precious Metals Fund                                                                No
-----------------------------------------------------------------------------------------------
SPECIAL TAX-EXEMPT SERIES TRUST                         MA            6/30
-----------------------------------------------------------------------------------------------
   Massachusetts Tax-Exempt Fund                                                       No
-----------------------------------------------------------------------------------------------
   Michigan Tax-Exempt Fund                                                            No
-----------------------------------------------------------------------------------------------

   Minnesota Tax-Exempt Fund                                                          Yes

-----------------------------------------------------------------------------------------------
   New York Tax-Exempt Fund                                                            No
-----------------------------------------------------------------------------------------------
   Ohio Tax-Exempt Fund                                                                No
-----------------------------------------------------------------------------------------------
STRATEGIC ALLOCATION SERIES, INC.<F3>                   MN            9/30
-----------------------------------------------------------------------------------------------
   Strategic Allocation Fund<F5>                                                      Yes
-----------------------------------------------------------------------------------------------
STRATEGY SERIES, INC.                                   MN            3/31
-----------------------------------------------------------------------------------------------
   Equity Value Fund                                                                  Yes
-----------------------------------------------------------------------------------------------
   Small Cap Growth Fund                                                              Yes
-----------------------------------------------------------------------------------------------
   Small Cap Advantage Fund                                                           Yes
-----------------------------------------------------------------------------------------------
TAX-EXEMPT INCOME SERIES, INC.<F3>                    NV/MN          11/30
-----------------------------------------------------------------------------------------------
   Tax-Exempt High Income Fund<F5>                                                    Yes
-----------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                  Page 160

-----------------------------------------------------------------------------------------------------------

                                                                            DATE FIRST
                                                                            OFFERED TO         FORM OF
                    FUND<F**>                      DATE OF ORGANIZATION       PUBLIC        ORGANIZATION

-----------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY SERIES, INC.<F3>                  2/29/80, 6/13/86(1)                       Corporation
-----------------------------------------------------------------------------------------------------------
   Tax-Exempt Money Market Fund<F5>                                           8/5/80
-----------------------------------------------------------------------------------------------------------
TAX-EXEMPT SERIES, INC.                            9/30/76, 6/13/86(1)                       Corporation
-----------------------------------------------------------------------------------------------------------
   Intermediate Tax-Exempt Fund                                              11/13/96
-----------------------------------------------------------------------------------------------------------
   Tax-Exempt Bond Fund                                                      11/24/76
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------

                                                     STATE OF        FISCAL
                    FUND<F**>                      ORGANIZATION     YEAR END     DIVERSIFIED<F***>

-----------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY SERIES, INC.<F3>                     NV/MN          12/31
-----------------------------------------------------------------------------------------------
   Tax-Exempt Money Market Fund<F5>                                                   Yes
-----------------------------------------------------------------------------------------------
TAX-EXEMPT SERIES, INC.                               NV/MN          11/30
-----------------------------------------------------------------------------------------------
   Intermediate Tax-Exempt Fund                                                       Yes
-----------------------------------------------------------------------------------------------
   Tax-Exempt Bond Fund                                                               Yes
-----------------------------------------------------------------------------------------------

  <F*>   The RiverSource Variable Portfolio funds are not included in this table.
         Please see the Variable Portfolio funds' SAI for fund history.

 <F**>   Effective Oct. 1, 2005 American Express Funds changed its name to
         RiverSource funds and the names Threadneedle and Partners were removed from fund names.

<F***>   If a non-diversified fund is managed as if it were a diversified fund for a period of three years, its status under the 1940 Act will convert automatically from non-diversified to diversified. A diversified fund may convert to non-diversified status only with approval of shareholders.

<F1>     Date merged into a Minnesota corporation incorporated on April 7, 1986.

<F2>     Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.

<F3>     Effective April 21, 2006, AXP Discovery Series, Inc. changed its name to
         RiverSource Bond Series, Inc.; AXP Fixed Income Series, Inc. changed its name to RiverSource Diversified Income Series, Inc.; AXP Growth Series, Inc. changed its name to RiverSource Large Cap Series, Inc.;
         AXP High Yield Tax-Exempt Series, Inc. changed its name to
         RiverSource Tax-Exempt Income Series, Inc.; AXP Managed Series, Inc. changed its name to RiverSource Strategic Allocation Series, Inc.;
         AXP Partners International Series, Inc. changed its name to
         RiverSource International Managers Series, Inc.; AXP Partners Series, Inc. changed its name to RiverSource Managers Series, Inc.; AXP
         Tax-Free Money Series, Inc. changed its name to RiverSource
         Tax-Exempt Money Market Series, Inc.; and for all other corporations and business trusts, AXP was replaced with RiverSource in the registrant name.

<F4>     Effective June 27, 2003, Bond Fund changed its name to Diversified
         Bond Fund, Federal Income Fund changed its name to Short Duration U.S. Government Fund and Extra Income Fund changed its name to High Yield Bond Fund.

<F5>     Effective Oct. 1, 2005, Equity Select Fund changed its name to Mid
         Cap Growth Fund, High Yield Tax-Exempt Fund changed its name to Tax-Exempt High Income Fund, Managed Allocation Fund changed its name to Strategic Allocation Fund, Mutual changed its name to Balanced Fund, Partners Growth Fund changed its name to Fundamental Growth Fund, Partners International Core Fund changed its name to International Equity Fund, Partners Small Cap Core Fund changed its name to Small Cap Equity Fund, Quantitative Large Cap Equity Fund changed its name to Disciplined Equity Fund, Tax-Free Money Fund changed its name to Tax-Exempt Money Market Fund, and Threadneedle International Fund changed its name to International Opportunity Fund.

<F6>     Effective July 9, 2004, Emerging Markets Fund changed its name to
         Threadneedle Emerging Markets Fund, European Equity Fund changed its name to Threadneedle European Equity Fund, Global Equity Fund changed its name to Threadneedle Global Equity Fund, and International Fund changed its name to Threadneedle International Fund.

<F7>     Effective Oct. 20, 2003, Global Growth Fund changed its name to
         Global Equity Fund.

<F8>     Effective Feb. 18, 2004, Utilities Fund changed its name to Dividend
         Opportunity Fund.



Statement of Additional Information - Sept. 29, 2006                  Page 161

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees a fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.


The following is a list of each fund's Board members. Each member oversees 100 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.


                                                     TABLE 26. BOARD MEMBERS

INDEPENDENT BOARD MEMBERS
----------------------------------------------------------------------------------------------------------------------------------
                           POSITION HELD
                          WITH FUNDS AND            PRINCIPAL OCCUPATION
 NAME, ADDRESS, AGE      LENGTH OF SERVICE         DURING PAST FIVE YEARS           OTHER DIRECTORSHIPS      COMMITTEE MEMBERSHIPS
----------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz           Board member         Chief Justice, Minnesota Supreme                               Joint Audit,
901 S. Marquette Ave.    since 2006           Court, 1998-2005                                               Investment Review
Minneapolis, MN 55402
Age 52
----------------------------------------------------------------------------------------------------------------------------------
Arne H. Carlson          Board member         Chair, Board Services Corporation                              Contracts, Executive,
901 S. Marquette Ave.    since 1999           (provides administrative services                              Investment Review,
Minneapolis, MN 55402                         to boards); former Governor of                                 Board Effectiveness

Age 72                                        Minnesota

----------------------------------------------------------------------------------------------------------------------------------
Patricia M. Flynn        Board member         Trustee Professor of Economics                                 Contracts,
901 S. Marquette Ave.    since 2004           and Management, Bentley College;                               Investment Review
Minneapolis, MN 55402                         former Dean, McCallum Graduate
Age 55                                        School of Business, Bentley
                                              College
----------------------------------------------------------------------------------------------------------------------------------
Anne P. Jones            Board member         Attorney and Consultant                                        Joint Audit,
901 S. Marquette Ave.    since 1985                                                                          Board Effectiveness,
Minneapolis, MN 55402                                                                                        Executive,
Age 71                                                                                                       Investment Review
----------------------------------------------------------------------------------------------------------------------------------
Jeffrey Laikind          Board member         Former Managing Director, Shikiar    American Progressive      Board Effectiveness,
901 S. Marquette Ave.    since 2005           Asset Management                     Insurance                 Joint Audit,
Minneapolis, MN 55402                                                                                        Investment Review
Age 70
----------------------------------------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.    Board member         President Emeritus and Professor     Valmont Industries,       Contracts,
901 S. Marquette Ave.    since 2002           of Economics, Carleton College       Inc. (manufactures        Investment Review,
Minneapolis, MN 55402                                                              irrigation systems)       Executive,
Age 67                                                                                                       Board Effectiveness
----------------------------------------------------------------------------------------------------------------------------------
Catherine James Paglia   Board member         Director, Enterprise Asset           Strategic                 Contracts,
901 S. Marquette Ave.    since 2004           Management, Inc. (private real       Distribution, Inc.        Executive,
Minneapolis, MN 55402                         estate and asset management          (transportation,          Investment Review

Age 54                                        company)                             distribution and
                                                                               logistics consultants)
----------------------------------------------------------------------------------------------------------------------------------
Vikki L. Pryor           Board member         President and Chief Executive                                  Joint Audit,
901 S. Marquette Ave.    since 2006           Officer, SBLI USA Mutual Life                                  Investment Review
Minneapolis, MN 55402                         Insurance Company, Inc.
Age 53                                        since 1999


----------------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby     Board member         Chief Executive Officer,             Hybridon, Inc.            Investment Review,
901 S. Marquette Ave.    since 2002           RiboNovix, Inc. since 2003           (biotechnology);          Contracts
Minneapolis, MN 55402                         (biotechnology); former              American Healthways,
Age 62                                        President, Forester Biotech          Inc. (health
                                                                                   management programs)
----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                  Page 162

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS<F*>
------------------------------------------------------------------------------------------------------------------------
                           POSITION HELD
                          WITH FUNDS AND                                                         OTHER        COMMITTEE
 NAME, ADDRESS, AGE      LENGTH OF SERVICE    PRINCIPAL OCCUPATION DURING PAST FIVE YEARS    DIRECTORSHIPS   MEMBERSHIPS
------------------------------------------------------------------------------------------------------------------------

William F. Truscott<F**> Board member         President, Ameriprise Certificate Company                      Investment
53600 Ameriprise         since 2001,          since 2006; President - U.S. Asset                             Review
Financial Center         Vice President       Management and Chief Investment Officer,
Minneapolis, MN 55474    since 2002,          Ameriprise Financial, Inc. and President,
Age 46                   Acting               Chairman of the Board and Chief Investment
                         President            Officer, RiverSource Investments, LLC since
                         since 2006           2005; Senior Vice President - Chief
                                              Investment Officer, Ameriprise Financial,
                                              Inc. and Chairman of the Board and Chief
                                              Investment Officer, RiverSource
                                              Investments, LLC, 2001-2005

------------------------------------------------------------------------------------------------------------------------

 <F*>  Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

<F**>    Paula R. Meyer resigned her position as President for the RiverSource funds. Mr. Truscott has been appointed Acting President and will be assuming the responsibilities of President until a permanent replacement for Ms. Meyer is found.


The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President and Acting President, the fund's other officers are:


                                                TABLE 27. FUND OFFICERS
------------------------------------------------------------------------------------------------------------------------
                                    POSITION HELD WITH FUNDS                      PRINCIPAL OCCUPATION
       NAME, ADDRESS, AGE             AND LENGTH OF SERVICE                      DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
Jeffrey P. Fox                      Treasurer since 2002         Vice President - Investment Accounting,
105 Ameriprise Financial Center                                  Ameriprise Financial, Inc., since 2002; Vice President
Minneapolis, MN 55474                                            - Finance, American Express Company, 2000-2002
Age 51
------------------------------------------------------------------------------------------------------------------------

Michelle M. Keeley                  Vice President since 2004    Executive Vice President - Equity and Fixed Income,
172 Ameriprise Financial Center                                  Ameriprise Financial, Inc. and RiverSource
Minneapolis, MN 55474                                            Investments, LLC since 2006; Vice President -
Age 42                                                           Investments, Ameriprise Certificate Company since 2003;
                                                                 Senior Vice President - Fixed Income, Ameriprise
                                                                 Financial, Inc., 2002-2006 and RiverSource
                                                                 Investments, LLC, 2004-2006; Managing Director, Zurich
                                                                 Global Assets, 2001-2002

------------------------------------------------------------------------------------------------------------------------
Leslie L. Ogg                       Vice President,              President of Board Services Corporation
901 S. Marquette Ave.               General Counsel, and
Minneapolis, MN 55402               Secretary since 1978

Age 68

------------------------------------------------------------------------------------------------------------------------
Edward S. Dryden<F*>                Acting Chief Compliance      Chief Compliance Officer, Ameriprise Certificate
1875 Ameriprise Financial Center    Officer since 2006           Company since 2006; Vice President - Asset Management
Minneapolis, MN 55474                                            Compliance, RiverSource Investments, LLC since 2006;
Age 41                                                           Chief Compliance Officer - Mason Street Advisors, LLC,
                                                                 2002-2006
------------------------------------------------------------------------------------------------------------------------
Neysa M. Alecu                      Anti-Money Laundering        Compliance Director and Anti-Money Laundering Officer,
2934 Ameriprise Financial Center    Officer since 2004           Ameriprise Financial, Inc., since 2004; Manager
Minneapolis, MN 55474                                            Anti-Money Laundering, Ameriprise Financial, Inc.,
Age 42                                                           2003-2004; Compliance Director and Bank Secrecy Act
                                                                 Officer, American Express Centurion Bank, 2000-2003
------------------------------------------------------------------------------------------------------------------------

<F*>  Beth E. Weimer resigned her position as Chief Compliance Officer for the
      RiverSource funds. Mr. Dryden has been appointed Acting Chief Compliance Officer and will be assuming the responsibilities of Chief Compliance Officer until a permanent replacement for Ms. Weimer is found.



Statement of Additional Information - Sept. 29, 2006                  Page 163

RESPONSIBILITIES OF BOARD WITH RESPECT TO FUND MANAGEMENT

The Board initially approves an Investment Management Services Agreement and other contracts with the investment manager and its affiliates, and other service providers. Once the contracts are approved, the Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the Board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the Board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and the investment manager's profitability in order to determine whether to continue existing contracts or negotiate new contracts.

SEVERAL COMMITTEES FACILITATE ITS WORK

Executive Committee -- Acts for the Board between meetings of the Board.

Joint Audit Committee -- Meets with the independent public accountant, internal auditors and corporate officers to review financial statements, reports, and compliance matters. Reports significant issues to the Board and makes recommendations to the independent directors regarding the selection of the independent public accountant.

Investment Review Committee -- Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board.

Board Effectiveness Committee -- Recommends to the Board the size, structure and composition for the Board; the compensation to be paid to members of the Board; and a process for evaluating the Board's performance. The committee also reviews candidates for Board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vitae and be mailed to the Chairman of the Board, RiverSource Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268.

Contracts Committee -- Receives and analyzes reports covering the level and quality of services provided under contracts with the fund and advises the Board regarding actions taken on these contracts during the annual review process.

This table shows the number of times the committees met during each fund's most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                                            TABLE 28. COMMITTEE MEETINGS
--------------------------------------------------------------------------------------------------------------------
                                                                              INVESTMENT       BOARD
                                                    EXECUTIVE   JOINT AUDIT     REVIEW     EFFECTIVENESS   CONTRACTS
                  FISCAL PERIOD                     COMMITTEE    COMMITTEE    COMMITTEE      COMMITTEE     COMMITTEE
--------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending January 31          1            4            5              4             7
--------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending March 31            0            3            4              3             6
--------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending May 31              0            3            4              3             6
--------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending June 30             0            3            4              3             5
--------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending July 31             1            4            5              4             6

--------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending August 31           1            4            4              5             6
--------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending September 30        2            4            5              6             7
--------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending October 31          2            4            4              5             7
--------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending November 30         2            4            5              4             7
--------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending December 31         1            4            5              4             7
--------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Sept. 29, 2006                  Page 164

BOARD MEMBER HOLDINGS

The following tables show the Board members' ownership of the funds.

ALL FUNDS. This table shows the dollar range of equity securities beneficially owned on Dec. 31, 2005 of all funds overseen by the Board member.

                 TABLE 29. BOARD MEMBER HOLDINGS* - ALL FUNDS

Based on net asset values as of Dec. 31, 2005
------------------------------------------------------------------------------
                               AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES OF
      BOARD MEMBER                   ALL FUNDS OVERSEEN BY BOARD MEMBER
------------------------------------------------------------------------------
Arne H. Carlson                           Over $100,000
------------------------------------------------------------------------------
Patricia M. Flynn                         $50,001 - $100,000**
------------------------------------------------------------------------------
Anne P. Jones                             Over $100,000
------------------------------------------------------------------------------
Jeffrey Laikind                           None
------------------------------------------------------------------------------
Stephen R. Lewis, Jr.                     Over $100,000**
------------------------------------------------------------------------------
Catherine James Paglia                    $50,001 - $100,000
------------------------------------------------------------------------------


Alison Taunton-Rigby                      Over $100,000
------------------------------------------------------------------------------
William F. Truscott                       Over $100,000
------------------------------------------------------------------------------

 <F*> Ms. Blatz and Ms. Pryor were not Board members as of Dec. 31, 2005 and therefore are not included in the table.

<F**> Includes deferred compensation invested in share equivalents.

HOLDINGS IN EACH INDIVIDUAL FUND. This table shows the dollar range of equity securities beneficially owned on Dec. 31, 2005 of each fund.

                                     TABLE 30. BOARD MEMBER HOLDINGS<F*> - INDIVIDUAL FUNDS

Based on net asset values as of Dec. 31, 2005
----------------------------------------------------------------------------------------------------------------------------
                                                     DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND
                            ------------------------------------------------------------------------------------------------

            FUND                                                                                       TAUNTON-
                                CARLSON       FLYNN      JONES      LAIKIND      LEWIS      PAGLIA       RIGBY     TRUSCOTT
----------------------------------------------------------------------------------------------------------------------------
Absolute Return                N/A          N/A         N/A        N/A         N/A         N/A         N/A         N/A
Currency and Income<F**>
----------------------------------------------------------------------------------------------------------------------------
Aggressive Growth              None         None        None       None        None        None        None        None
----------------------------------------------------------------------------------------------------------------------------
Balanced                       None         None        None       None        None        None        None        $50,001-
                                                                                                                   $100,000
----------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt          None         None        None       None        None        None        None        None
----------------------------------------------------------------------------------------------------------------------------
Cash Management                Over         None        None       None        None        None        None        None
                               $100,000
----------------------------------------------------------------------------------------------------------------------------
Core Bond                      None         None        None       None        None        None        None        None
----------------------------------------------------------------------------------------------------------------------------
Disciplined Equity             $10,001-     None        None       None        None        None        None        $50,001-
                               $50,000                                                                             $100,000
----------------------------------------------------------------------------------------------------------------------------
Disciplined International      N/A          N/A         N/A        N/A         N/A         N/A         N/A         N/A
Equity<F**>
----------------------------------------------------------------------------------------------------------------------------
Disciplined Small and          N/A          N/A         N/A        N/A         N/A         N/A         N/A         N/A
Mid Cap Equity<F**>
----------------------------------------------------------------------------------------------------------------------------
Disciplined Small              N/A          N/A         N/A        N/A         N/A         N/A         N/A         N/A
Cap Value<F**>
----------------------------------------------------------------------------------------------------------------------------
Diversified Bond               None         None        $10,001-   None        None        None        None        $10,001-
                                                        $50,000                                                    $50,000
----------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income      None         None        None       None        $10,001-    $10,001-    $10,001-    None
                                                                               $50,000     $50,000     $50,000
----------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity           $10,001-     None        None       None        None        None        None        Over
                               $50,000                                                                             $100,000
----------------------------------------------------------------------------------------------------------------------------

Statement of Additional Information - Sept. 29, 2006                  Page 165

----------------------------------------------------------------------------------------------------------------------------
                                                     DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND
                            ------------------------------------------------------------------------------------------------

            FUND                                                                                       TAUNTON-
                                CARLSON       FLYNN      JONES      LAIKIND      LEWIS      PAGLIA      RIGBY      TRUSCOTT
----------------------------------------------------------------------------------------------------------------------------
Emerging Markets               None         None        None       None        None        None        None        $10,001-
                                                                                                                   $50,000
----------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond<F**>     N/A          N/A         N/A        N/A         N/A         N/A         N/A         N/A
----------------------------------------------------------------------------------------------------------------------------
Equity Value                   None         None        None       None        None        None        None        None
----------------------------------------------------------------------------------------------------------------------------
European Equity                None         None        None       None        None        None        None        None
----------------------------------------------------------------------------------------------------------------------------
Floating Rate<F**>             N/A          N/A         N/A        N/A         N/A         N/A         N/A         N/A
----------------------------------------------------------------------------------------------------------------------------
Fundamental Growth             None         None        None       None        None        None        None        None
----------------------------------------------------------------------------------------------------------------------------
Fundamental Value              $10,001-     None        None       None        None        None        None        None
                               $50,000
----------------------------------------------------------------------------------------------------------------------------
Global Bond                    None         None        Over       None        None        None        None        None
                                                        $100,000
----------------------------------------------------------------------------------------------------------------------------
Global Equity                  None         None        $50,001-   None        None        None        None        Over
                                                        $100,000                                                   $100,000
----------------------------------------------------------------------------------------------------------------------------
Global Technology              None         None        None       None        None        None        $10,001-    $10,001-
                                                                                                       $50,000     $50,000
----------------------------------------------------------------------------------------------------------------------------
Growth                         $10,001-     None        Over       None        None        $10,001-    $10,001-    $50,001-
                               $50,000                  $100,000                           $50,000     $50,000     $100,000
----------------------------------------------------------------------------------------------------------------------------
High Yield Bond                None         None        Over       None        None        None        None        $50,001-
                                                        $100,000                                                   $100,000
----------------------------------------------------------------------------------------------------------------------------
Income Builder                 N/A          N/A         N/A        N/A         N/A         N/A         N/A         N/A
Basic Income<F**>
----------------------------------------------------------------------------------------------------------------------------
Income Builder                 N/A          N/A         N/A        N/A         N/A         N/A         N/A         N/A
Enhanced Income<F**>
----------------------------------------------------------------------------------------------------------------------------
Income Builder                 N/A          N/A         N/A        N/A         N/A         N/A         N/A         N/A
Moderate Income<F**>
----------------------------------------------------------------------------------------------------------------------------
Income Opportunities           None         None        None       None        None        None        None        $10,001-
                                                                                                                   $50,000
----------------------------------------------------------------------------------------------------------------------------
Inflation Protected            None         None        None       None        None        None        None        None
Securities
----------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt        None         None        None       None        None        None        None        $50,001-
                                                                                                                   $100,000
----------------------------------------------------------------------------------------------------------------------------
International                  None         None        None       None        None        None        $10,001-    None
Aggressive Growth                                                                                      $50,000
----------------------------------------------------------------------------------------------------------------------------
International Equity           None         None        None       None        None        None        None        None
----------------------------------------------------------------------------------------------------------------------------
International Opportunity      None         None        None       None        None        None        None        Over
                                                                                                                   $100,000
----------------------------------------------------------------------------------------------------------------------------
International Select Value     None         None        None       None        None        None        None        None
----------------------------------------------------------------------------------------------------------------------------
International Small Cap        None         None        None       None        None        None        None        None
----------------------------------------------------------------------------------------------------------------------------
Large Cap Equity               None         None        None       None        None        None        $10,001-    Over
                                                                                                       $50,000     $100,000
----------------------------------------------------------------------------------------------------------------------------
Large Cap Value                None         None        None       None        None        None        $10,001-    $50,001-
                                                                                                       $50,000     $100,000
----------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond          None         None        None       None        None        None        None        None
----------------------------------------------------------------------------------------------------------------------------
Massachusetts                  None         None        None       None        None        None        None        Over
Tax-Exempt                                                                                                         $100,000
----------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt            None         None        None       None        None        None        None        None
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                 None         None        None       None        $10,001-    None        None        $50,001-
                                                                               $50,000                             $100,000
----------------------------------------------------------------------------------------------------------------------------

Statement of Additional Information - Sept. 29, 2006                  Page 166

----------------------------------------------------------------------------------------------------------------------------
                                                     DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND
                            ------------------------------------------------------------------------------------------------

            FUND                                                                                       TAUNTON-
                                CARLSON       FLYNN      JONES      LAIKIND      LEWIS      PAGLIA       RIGBY     TRUSCOTT
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                  None         None        None       None        None        None        $10,001-    $10,001-
                                                                                                       $50,000     $50,000
----------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt           None         None        None       None        None        None        None        None
----------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt            None         None        None       None        None        None        None        None
----------------------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt                None         None        None       None        None        None        None        None
----------------------------------------------------------------------------------------------------------------------------
Portfolio Builder              None         None        None       None        None        None        None        None
Aggressive
----------------------------------------------------------------------------------------------------------------------------
Portfolio Builder              None         None        None       None        None        None        None        None
Conservative
----------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate     None         None        None       None        None        None        None        None
----------------------------------------------------------------------------------------------------------------------------
Portfolio Builder              None         None        None       None        None        None        None        Over
Moderate Aggressive                                                                                                $100,000
----------------------------------------------------------------------------------------------------------------------------
Portfolio Builder              None         None        None       None        None        None        None        None
Moderate Conservative
----------------------------------------------------------------------------------------------------------------------------
Portfolio Builder              None         None        None       None        None        None        None        None
Total Equity
----------------------------------------------------------------------------------------------------------------------------
Precious Metals                None         None        None       None        None        None        None        None
----------------------------------------------------------------------------------------------------------------------------
Real Estate                    None         None        None       None        None        None        None        $50,001-
                                                                                                                   $100,000
----------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010<F**>         N/A          N/A         N/A        N/A         N/A         N/A         N/A         N/A
----------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015<F**>         N/A          N/A         N/A        N/A         N/A         N/A         N/A         N/A
----------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020<F**>         N/A          N/A         N/A        N/A         N/A         N/A         N/A         N/A
----------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025<F**>         N/A          N/A         N/A        N/A         N/A         N/A         N/A         N/A
----------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030<F**>         N/A          N/A         N/A        N/A         N/A         N/A         N/A         N/A
----------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035<F**>         N/A          N/A         N/A        N/A         N/A         N/A         N/A         N/A
----------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040<F**>         N/A          N/A         N/A        N/A         N/A         N/A         N/A         N/A
----------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045<F**>         N/A          N/A         N/A        N/A         N/A         N/A         N/A         N/A
----------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                  None         None        None       None        None        None        None        None
----------------------------------------------------------------------------------------------------------------------------
Select Value                   $0-$10,000   None        None       None        None        None        None        None
----------------------------------------------------------------------------------------------------------------------------
Short Duration                 None         None        Over       None        None        None        None        None
U.S. Government                                         $100,000
----------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage            None         None        None       None        None        None        None        None
----------------------------------------------------------------------------------------------------------------------------
Small Cap Equity               None         None        None       None        None        None        None        None
----------------------------------------------------------------------------------------------------------------------------
Small Cap Growth               None         None        None       None        None        None        None        None
----------------------------------------------------------------------------------------------------------------------------
Small Cap Value                None         None        None       None        None        None        None        None
----------------------------------------------------------------------------------------------------------------------------
Small Company Index            None         None        Over       None        None        None        None        None
                                                        $100,000
----------------------------------------------------------------------------------------------------------------------------
Strategic Allocation           $10,001-     $10,001-    None       None        None        None        $10,001-    Over
                               $50,000      $50,000                                                    $50,000     $100,000
----------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                None         None        $10,001-   None        None        None        None        None
                                                        $50,000
----------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income         None         None        None       None        None        None        None        $50,001-
                                                                                                                   $100,000
----------------------------------------------------------------------------------------------------------------------------

Statement of Additional Information - Sept. 29, 2006                  Page 167

----------------------------------------------------------------------------------------------------------------------------
                                                     DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND
                            ------------------------------------------------------------------------------------------------

            FUND                                                                                       TAUNTON-
                                CARLSON       FLYNN      JONES      LAIKIND      LEWIS      PAGLIA      RIGBY      TRUSCOTT
----------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market        None         None        None        None       None        None        None        None
----------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage       None         None        None        None       None        None        None        None
----------------------------------------------------------------------------------------------------------------------------
Value                          None         None        None        None       None        None        None        None
----------------------------------------------------------------------------------------------------------------------------


 <F*>    Ms. Blatz and Ms. Pryor were not Board members as of Dec. 31, 2005 and therefore are not included in the table.

<F**>    The fund is new and shares were not yet being offered as of Dec. 31,
         2005.

Deferred compensation invested in share equivalents:

A. Flynn    Growth.................................$10,001-$50,000
            Strategic Allocation...................$10,001-$50,000
B. Lewis    Diversified Equity Income................Over $100,000
            Emerging Markets.......................$10,001-$50,000
            International Opportunity..............$10,001-$50,000

As of 30 days prior to the date of this SAI, the Board members and officers as a group owned less than 1% of the outstanding shares of any class of any fund.

COMPENSATION OF BOARD MEMBERS

TOTAL COMPENSATION. The following table shows the total compensation paid to independent Board members from all the funds in the last fiscal period.

                TABLE 31. BOARD MEMBER COMPENSATION - ALL FUNDS
------------------------------------------------------------------------------
                               TOTAL CASH COMPENSATION FROM RIVERSOURCE FUNDS
     BOARD MEMBER<F*>                         PAID TO BOARD MEMBER
------------------------------------------------------------------------------

Kathleen Blatz                                    $71,450

------------------------------------------------------------------------------
Philip J. Carroll, Jr.<F**>                             0
------------------------------------------------------------------------------
Livio D. DeSimone<F**>                                  0
------------------------------------------------------------------------------

Patricia M. Flynn                                  68,508
------------------------------------------------------------------------------
Anne P. Jones                                     139,917
------------------------------------------------------------------------------
Jeffrey Laikind                                   111,833
------------------------------------------------------------------------------
Stephen R. Lewis, Jr.                             122,675
------------------------------------------------------------------------------
Catherine James Paglia                             65,817
------------------------------------------------------------------------------
Vikki L. Pryor                                     48,917
------------------------------------------------------------------------------
Alan K. Simpson<F**>                              145,017
------------------------------------------------------------------------------
Alison Taunton-Rigby                              141,767

------------------------------------------------------------------------------

 <F*> Arne H. Carlson, Chair of the Board, is compensated by Board Services
      Corporation, a company providing administrative services to the funds. Board member compensation is a combination of a base fee and meeting fees. No fees or expenses are paid to Board members until the assets of a fund reach $20 million.


<F**> Mr. Carroll retired as a member of the Board, effective Nov. 10, 2005.
      Mr. DeSimone retired as a member of the Board, effective Sept. 8, 2005. Mr. Simpson retired as a member of the Board, effective Sept. 14, 2006.


COMPENSATION FROM EACH FUND. The following table shows the compensation paid to independent Board members from each fund during its last fiscal period.


Statement of Additional Information - Sept. 29, 2006                  Page 168

                                     TABLE 32. BOARD MEMBER<F*> COMPENSATION - INDIVIDUAL FUNDS
----------------------------------------------------------------------------------------------------------------------------------
                                                              AGGREGATE COMPENSATION FROM FUND
                        ----------------------------------------------------------------------------------------------------------

           FUND                                                                                                             TAUNTON-
                        BLATZ   CARROLL<F**>  DESIMONE<F**>  FLYNN   JONES   LAIKIND   LEWIS   PAGLIA   PRYOR   SIMPSON<F**> RIGBY

----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder       <F***>  <F***>        <F***>         <F***>  <F***>  <F***>    <F***>  <F***>   <F***>  <F***>       <F***>
Aggressive
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder       <F***>  <F***>        <F***>         <F***>  <F***>  <F***>    <F***>  <F***>   <F***>  <F***>       <F***>
Conservative
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder
Moderate                <F***>  <F***>        <F***>         <F***>  <F***>  <F***>    <F***>  <F***>   <F***>  <F***>       <F***>
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder
Moderate                <F***>  <F***>        <F***>         <F***>  <F***>  <F***>    <F***>  <F***>   <F***>  <F***>       <F***>
Aggressive
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder
Moderate                <F***>  <F***>        <F***>         <F***>  <F***>  <F***>    <F***>  <F***>   <F***>  <F***>       <F***>
Conservative
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder       <F***>  <F***>        <F***>         <F***>  <F***>  <F***>    <F***>  <F***>   <F***>  <F***>       <F***>
Total Equity
----------------------------------------------------------------------------------------------------------------------------------
Small Company
Index - total              225   1,571         1,238          1,858   1,963     608     2,264   2,008        0   1,808        2,008
  Amount deferred            0   1,571         1,238            929       0       0       737     225                0            0
----------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index - total      167   1,071           838          1,250   1,354     450     1,655   1,400        0   1,200        1,400
  Amount deferred            0   1,071           838            625       0       0       531     167                0            0
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
----------------------------------------------------------------------------------------------------------------------------------
Equity Value - total       350   1,319         1,003          1,775   1,828     717     2,129   1,875       67   1,725        1,875
  Amount deferred            0   1,319         1,003            888       0       0       532     400        0       0            0
----------------------------------------------------------------------------------------------------------------------------------
Precious Metals - total    175     919           703          1,150   1,203     442     1,504   1,250        8   1,100        1,250
     Amount deferred         0     919           703            575       0       0       376     225        0       0            0
----------------------------------------------------------------------------------------------------------------------------------
Small Cap
Advantage - total          300   1,253           953          1,650   1,703     650     2,004   1,750       50   1,600        1,750
     Amount deferred         0   1,253           953            825       0       0       501     350        0       0            0
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth - total   175     986           753          1,225   1,278     458     1,579   1,325        8   1,175        1,325
     Amount deferred         0     986           753            613       0       0       395     225        0       0            0
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010    <F***>  <F***>        <F***>         <F***>  <F***>  <F***>    <F***>  <F***>   <F***>  <F***>       <F***>
----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015    <F***>  <F***>        <F***>         <F***>  <F***>  <F***>    <F***>  <F***>   <F***>  <F***>       <F***>
----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020    <F***>  <F***>        <F***>         <F***>  <F***>  <F***>    <F***>  <F***>   <F***>  <F***>       <F***>
----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025    <F***>  <F***>        <F***>         <F***>  <F***>  <F***>    <F***>  <F***>   <F***>  <F***>       <F***>
----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030    <F***>  <F***>        <F***>         <F***>  <F***>  <F***>    <F***>  <F***>   <F***>  <F***>       <F***>
----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035    <F***>  <F***>        <F***>         <F***>  <F***>  <F***>    <F***>  <F***>   <F***>  <F***>       <F***>
----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040    <F***>  <F***>        <F***>         <F***>  <F***>  <F***>    <F***>  <F***>   <F***>  <F***>       <F***>
----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045    <F***>  <F***>        <F***>         <F***>  <F***>  <F***>    <F***>  <F***>   <F***>  <F***>       <F***>
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
----------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth -
     total                 392     653           436          1,100   1,153     708    1,453    1,200      225   1,100        1,200
     Amount deferred         0     653           436            550       0       0      363      442        0       0            0
----------------------------------------------------------------------------------------------------------------------------------
Fundamental
Growth - total             567     903           603          1,567   1,619     967    1,919    1,667      250   1,567        1,667
     Amount deferred         0     903           603            783       0       0      480      617        0       0            0
----------------------------------------------------------------------------------------------------------------------------------
Fundamental Value - total  633     803           536          1,517   1,569   1,000    1,869    1,617      350   1,517        1,617
     Amount deferred         0     803           536            758       0       0      467      683        0       0            0
----------------------------------------------------------------------------------------------------------------------------------
High Yield Bond - total    933     903           603          1,933   1,986   1,333    2,286    2,033      517   1,933        2,033
     Amount deferred         0     903           603            967       0       0      571      983        0       0            0
----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                  Page 169

----------------------------------------------------------------------------------------------------------------------------------
                                                              AGGREGATE COMPENSATION FROM FUND
                          --------------------------------------------------------------------------------------------------------
           FUND                                                                                                           TAUNTON-
                        BLATZ   CARROLL<F**>  DESIMONE<F**>  FLYNN   JONES   LAIKIND   LEWIS   PAGLIA   PRYOR   SIMPSON<F**> RIGBY
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
----------------------------------------------------------------------------------------------------------------------------------
Income Builder          <F***>  <F***>        <F***>         <F***>  <F***>  <F***>    <F***>  <F***>   <F***>  <F***>       <F***>
Basic Income
----------------------------------------------------------------------------------------------------------------------------------
Income Builder          <F***>  <F***>        <F***>         <F***>  <F***>  <F***>    <F***>  <F***>   <F***>  <F***>       <F***>
Enhanced Income
----------------------------------------------------------------------------------------------------------------------------------
Income Builder          <F***>  <F***>        <F***>         <F***>  <F***>  <F***>    <F***>  <F***>   <F***>  <F***>       <F***>
Enhanced Income
----------------------------------------------------------------------------------------------------------------------------------
Select Value - total       508     803           536          1,392   1,444     875     1,744   1,492      275   1,392        1,492
     Amount deferred         0     803           536            696       0       0       436     558        0       0            0
----------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S.
Government - total         458     803           536          1,342   1,394     825     1,694   1,442      292   1,342        1,442
Amount deferred              0     803           536            671       0       0       424     508        0       0            0
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity - total   375     653           436          1,083   1,136     692     1,436   1,183      208   1,083        1,183
     Amount deferred         0     653           436            542       0       0       359     425        0       0            0
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Value - total    617     953           636          1,675   1,728   1,033     2,028   1,775      333   1,675        1,775
     Amount deferred         0     953           636            838       0       0       507     667        0       0            0
----------------------------------------------------------------------------------------------------------------------------------
U.S. Government
Mortgage -total            383     703           469          1,150   1,203     717     1,503   1,250      200   1,150        1,250
     Amount deferred         0     703           469            575       0       0       376     433        0       0            0
----------------------------------------------------------------------------------------------------------------------------------
Value - total              425     753           503          1,250   1,303     775     1,603   1,350      225   1,250        1,350
     Amount deferred         0     753           503            625       0       0       401     475        0       0            0
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
----------------------------------------------------------------------------------------------------------------------------------
Dividend
Opportunity - total        800     803           503          1,700   1,753   1,200     2,003   1,750      500   1,700        1,750
     Amount deferred         0     803           503            850       0       0       501     850        0       0            0
----------------------------------------------------------------------------------------------------------------------------------
Real Estate - total        725     594           378          1,375   1,428   1,042     1,678   1,425      558   1,375        1,425
     Amount deferred         0     594           378            688       0       0       419     775        0       0            0
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
----------------------------------------------------------------------------------------------------------------------------------

Cash Management - total  1,875   1,250           600          3,450   3,516   2,675     3,766   3,566    1,342   3,566        3,500
     Amount deferred         0   1,250           600          1,725       0       0       941   1,991        0       0            0
----------------------------------------------------------------------------------------------------------------------------------
Core Bond - total          558     383           167          1,050   1,116     925     1,366   1,166      392   1,166        1,100
     Amount deferred         0     383           167            525       0       0       341     674        0       0            0
----------------------------------------------------------------------------------------------------------------------------------
Disciplined Equity - total 992     383           167          1,483   1,549   1,358     1,799   1,599      825   1,599        1,533
     Amount deferred         0     383           167            742       0       0       450   1,107        0       0            0

----------------------------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid
Cap Equity<F****>
----------------------------------------------------------------------------------------------------------------------------------
Disciplined Small
Cap Value<F****>
----------------------------------------------------------------------------------------------------------------------------------

Floating Rate              383       0             0            433     549     483       549     449      383     549          383
                             0       0             0            217       0       0       137     449        0       0            0
----------------------------------------------------------------------------------------------------------------------------------
Growth - total           1,533     583           267          2,275   2,341   2,000     2,591   2,391    1,250   2,391        2,325
     Amount deferred         0     583           267          1,138       0       0       648   1,649        0       0            0
----------------------------------------------------------------------------------------------------------------------------------
Income
Opportunities - total      642     417           183          1,175   1,241   1,025     1,491   1,291      442   1,291        1,225
     Amount deferred         0     417           183            588       0       0       373     757        0       0            0
----------------------------------------------------------------------------------------------------------------------------------
Inflation Protected
Securities - total         617     383           167          1,108   1,174     983     1,424   1,224      433   1,224        1,158
     Amount deferred         0     383           167            554       0       0       356     732        0       0            0
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity - total 2,917     750           350          3,867   3,932   3,467     4,182   3,982    2,600   3,982        3,917
     Amount deferred         0     750           350          1,933       0       0     1,046   3,032        0       0            0
----------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Sept. 29, 2006                  Page 170

----------------------------------------------------------------------------------------------------------------------------------
                                                              AGGREGATE COMPENSATION FROM FUND
                          --------------------------------------------------------------------------------------------------------
           FUND                                                                                                           TAUNTON-
                        BLATZ   CARROLL<F**>  DESIMONE<F**>  FLYNN   JONES   LAIKIND   LEWIS   PAGLIA   PRYOR   SIMPSON<F**> RIGBY
----------------------------------------------------------------------------------------------------------------------------------

Large Cap Value - total  558         383         167          1,050  1,116       925   1,366    1,166     392     1,166     1,100
     Amount deferred       0         383         167            525      0         0     341      674       0         0         0
----------------------------------------------------------------------------------------------------------------------------------
Limited Duration
Bond - total             558         383         167          1,050  1,116       925   1,366    1,166     392     1,166     1,100
     Amount deferred       0           0         167            525      0         0     341      674       0         0         0

----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
----------------------------------------------------------------------------------------------------------------------------------
California
Tax-Exempt - total       N/A       1,079       1,205            808  1,405       N/A   1,557      867     N/A       900     1,200
     Amount deferred               1,079       1,205            300      0               583        0                 0         0
----------------------------------------------------------------------------------------------------------------------------------
Diversified Bond - total           2,838       2,938          2,308  3,188       N/A   3,339    2,517             2,683     2,983
     Amount deferred     N/A       2,838       2,938            975      0             1,196        0     N/A         0         0
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts
Tax-Exempt - total       N/A       1,079       1,205            808  1,405       N/A   1,557      867     N/A       900     1,200
     Amount deferred               1,079       1,205            300      0               583        0                 0         0
----------------------------------------------------------------------------------------------------------------------------------
Michigan
Tax-Exempt - total       N/A       1,079       1,205            808  1,405       N/A   1,557      867     N/A       900     1,200
     Amount deferred               1,079       1,205            300      0               583        0                 0         0
----------------------------------------------------------------------------------------------------------------------------------
Minnesota
Tax-Exempt - total       N/A       1,279       1,405            925  1,605       N/A   1,757    1,000     N/A     1,100     1,400
     Amount deferred               1,279       1,405            300      0               583        0                 0         0
----------------------------------------------------------------------------------------------------------------------------------
New York
Tax-Exempt - total       N/A       1,079       1,205            808  1,405       N/A   1,557      867     N/A       900     1,200
     Amount deferred               1,079       1,205            300      0               583        0                 0         0
----------------------------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt - total            1,079       1,205            808  1,405       N/A   1,557      867               900     1,200
     Amount deferred     N/A       1,079       1,205            300      0               583        0     N/A         0         0
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
----------------------------------------------------------------------------------------------------------------------------------
Balanced - total                   1,304       1,454          1,300  1,704       N/A   1,905    1,425             1,200     1,500
     Amount deferred     N/A       1,304       1,454            538      0               660        0     N/A         0         0
----------------------------------------------------------------------------------------------------------------------------------
Diversified Equity
Income - total           N/A       1,779       1,929          1,708  2,179       N/A   2,380    1,867     N/A     1,675     1,975
     Amount deferred               1,779       1,929            725      0               829        0                 0         0
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value - total              1,279       1,429          1,292  1,679       N/A   1,880    1,408             1,175     1,475
     Amount deferred     N/A       1,279       1,429            538      0               652        0     N/A         0         0
----------------------------------------------------------------------------------------------------------------------------------
Strategic Allocation -             1,204       1,354          1,217  1,604       N/A   1,805    1,333             1,100     1,400
     total Amount        N/A       1,204       1,354            500      0               625        0     N/A         0         0
     deferred
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
----------------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency
and Income****
----------------------------------------------------------------------------------------------------------------------------------
Disciplined International
Equity****
----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets - total           1,104       1,246          1,192  1,504       N/A   1,655    1,300               950     1,300
     Amount deferred     N/A       1,104       1,246            492      0               569        0     N/A         0         0
----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond<F****>
----------------------------------------------------------------------------------------------------------------------------------
European Equity - total            1,104       1,246          1,192  1,504       N/A   1,655    1,300               950     1,300
     Amount deferred     N/A       1,104       1,246            492      0               569        0     N/A         0         0
----------------------------------------------------------------------------------------------------------------------------------
Global Bond - total                1,104       1,246          1,192  1,504       N/A   1,655    1,300               950     1,300
     Amount deferred     N/A       1,104       1,246            492      0               569        0     N/A         0         0
----------------------------------------------------------------------------------------------------------------------------------
Global Equity - total              1,104       1,246          1,192  1,504       N/A   1,655    1,300               950     1,300
     Amount deferred     N/A       1,104       1,246            492      0               569        0     N/A         0         0
----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                  Page 171

----------------------------------------------------------------------------------------------------------------------------------
                                                              AGGREGATE COMPENSATION FROM FUND
                          --------------------------------------------------------------------------------------------------------
           FUND                                                                                                           TAUNTON-
                        BLATZ   CARROLL<F**>  DESIMONE<F**>  FLYNN   JONES   LAIKIND   LEWIS   PAGLIA   PRYOR   SIMPSON<F**> RIGBY
----------------------------------------------------------------------------------------------------------------------------------
Global Technology -               1,004        1,154         1,100   1,404     N/A     1,555    1,200               850     1,200
     total Amount         N/A     1,004        1,154           450       0               534        0     N/A         0         0
     deferred
----------------------------------------------------------------------------------------------------------------------------------
International Aggressive
Growth - total            N/A      1,304       1,429         1,375   1,704     N/A     1,855    1,500     N/A     1,150     1,500
     Amount deferred               1,304       1,429           575       0               638        0                 0         0
----------------------------------------------------------------------------------------------------------------------------------
International Equity -             1,104       1,246         1,192   1,504     N/A     1,655    1,300               950     1,300
     total Amount         N/A      1,104       1,246           492       0               569        0     N/A         0         0
     deferred
----------------------------------------------------------------------------------------------------------------------------------
International
Opportunity - total       N/A      1,304       1,429         1,375   1,704     N/A     1,855    1,500     N/A     1,150     1,500
     Amount deferred               1,304       1,429           575       0               638        0                 0         0
----------------------------------------------------------------------------------------------------------------------------------
International Select
Value - total             N/A      1,154       1,296         1,217   1,554     N/A     1,705    1,350     N/A     1,000     1,350
     Amount deferred               1,154       1,296           492       0               585        0                 0         0
----------------------------------------------------------------------------------------------------------------------------------
International
Small Cap - total         N/A      1,104       1,246         1,192   1,504     N/A     1,655    1,300     N/A       950     1,300
     Amount deferred               1,104       1,246           492       0               569        0                 0         0
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
----------------------------------------------------------------------------------------------------------------------------------
Intermediate
Tax-Exempt - total        N/A      1,254       1,038         1,142   1,304     158     1,605    1,300     N/A       900     1,300
     Amount deferred               1,254       1,038           571       0       0       539        0                 0         0
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth - total             2,554       2,121         2,333   2,604     267     2,905    2,600             2,200     2,600
     Amount deferred      N/A      2,554       2,121         1,667       0       0       981        0     N/A         0         0
----------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond - total            1,654       1,371         1,508   1,704     192     2,005    1,700             1,300     1,700
     Amount deferred      N/A      1,654       1,371           754       0       0       675        0     N/A         0         0
----------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt
High Income - total       N/A      2,154       1,788         1,967   2,204     233     2,505    2,200     N/A     1,800     2,200
     Amount deferred               2,154       1,788           983       0       0       845        0                 0         0
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
----------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money
Market - total            N/A      1,196         979         1,200   1,304     217     1,605    1,350     N/A       950     1,350
     Amount deferred               1,196         979           600       0       0       535        0                 0         0
----------------------------------------------------------------------------------------------------------------------------------

  <F*>   Arne H. Carlson, Chair of the Board, is compensated by Board Services
         Corporation.


 <F**>   Mr. Carroll retired as a member of the Board, effective Nov. 10, 2005.
         Mr. DeSimone retired as a Board member, effective Sept. 8, 2005. Mr. Simpson retired as a member of the Board, effective Sept. 14, 2006.


<F***>  Funds-of-Funds do not pay additional compensation to the Board members for attending meetings. Compensation is paid directly from the underlying funds in which each Funds-of-Funds invests.

<F****>  No fees or expenses are paid to Board members until the assets of a fund reach $20 million.



Statement of Additional Information - Sept. 29, 2006                  Page 172

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The following table identifies those investors who, as of 30 days after the end of the fund's fiscal period, owned 5% or more of any class of a fund's shares and those investors who owned 25% or more of a fund's shares (all share classes taken together). Investors who own more than 25% of a fund's shares are presumed to control the fund and would be able to determine the outcome of most issues that are submitted to shareholders for vote. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

         TABLE 33. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

            as of 30 days after the end of the fund's fiscal period

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                PERCENT OF FUND
                              SHAREHOLDER NAME,                                                                   (if greater
        FUND                   CITY AND STATE              CLASS A   CLASS B    CLASS C    CLASS I   CLASS Y       than 25%)
-------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder     Charles Schwab & Co., Inc.                                                      84.12%
Aggressive            (Charles Schwab) a brokerage Firm
                      in San Francisco, CA
                      ---------------------------------------------------------------------------------------------------------
                      Ameriprise Financial, Inc.                                                      15.88%
                      Minneapolis, MN
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder     Charles Schwab                                                                  55.17%
Conservative          ---------------------------------------------------------------------------------------------------------
                      Ameriprise Financial                                                            44.83%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder     Charles Schwab                                                                  68.55%
Moderate              ---------------------------------------------------------------------------------------------------------
                      Ameriprise Financial                                                            31.45%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder     Charles Schwab                                                                  84.70%
Moderate Aggressive   ---------------------------------------------------------------------------------------------------------
                      Ameriprise Financial                                                            15.30%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder     Charles Schwab                                                                  60.34%
Moderate              ---------------------------------------------------------------------------------------------------------
Conservative          Ameriprise Financial                                                            39.66%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder     Charles Schwab                                                                  93.53%
Total Equity          ---------------------------------------------------------------------------------------------------------
                      Ameriprise Financial                                                             6.47%
-------------------------------------------------------------------------------------------------------------------------------
Small Company Index   Charles Schwab                        9.81%
                      ---------------------------------------------------------------------------------------------------------
                      Ameriprise Trust Company                                                        85.60%
                      Minneapolis, MN
                      ---------------------------------------------------------------------------------------------------------
                      Met Life                                                                        11.39%
                      Jersey City, NJ
-------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index<F**>    Charles Schwab
                      ---------------------------------------------------------------------------------------------------------
                      Ameriprise Financial
-------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-------------------------------------------------------------------------------------------------------------------------------
Equity Value          Ameriprise Financial                                                 100.00%
                      ---------------------------------------------------------------------------------------------------------
                      Ameriprise Trust Company                                                        98.35%
                      ---------------------------------------------------------------------------------------------------------
                      John C. Mullarkey                                           6.84%
                      Willowbrook, IL
-------------------------------------------------------------------------------------------------------------------------------
Precious Metals       Charles Schwab                       14.56%                                     97.62%
                      ---------------------------------------------------------------------------------------------------------
                      John E. Bridgman                                            6.78%
                      Minneapolis, MN
                      ---------------------------------------------------------------------------------------------------------
                      Richard L. Venable and                                      8.42%
                      Susan Angela Venable
                      Argyle, TX
                      ---------------------------------------------------------------------------------------------------------
                      Ameriprise Financial                                                 100.00%
-------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                  Page 173

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                PERCENT OF FUND
                              SHAREHOLDER NAME,                                                                   (if greater
        FUND                   CITY AND STATE              CLASS A   CLASS B    CLASS C    CLASS I   CLASS Y       than 25%)
-------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage   Charles Schwab                       16.61%                                     99.64%
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund                                     19.94%
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund                                       19.68%
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                            32.28%
                      Aggressive Fund
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                             5.30%
                      Conservative Fund
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity                                        21.13%
                      Fund
-------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth      Charles Schwab                       14.59%                                     42.27%
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund                                     20.04%
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund                                       19.78%
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                            31.91%
                      Aggressive Fund
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                             5.41%
                      Conservative Fund
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity                                        21.14%
                      Fund
                      ---------------------------------------------------------------------------------------------------------
                      Ameriprise Trust Company                                                        57.15%
-------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010  N/A
-------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015  N/A
-------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020  N/A
-------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025  N/A
-------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030  N/A
-------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035  N/A
-------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040  N/A
-------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045  N/A
-------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING MAY 31
-------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth     Charles Schwab                         N/A       N/A        N/A        N/A      82.98%
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund      N/A       N/A        N/A       19.89%     N/A
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund        N/A       N/A        N/A       19.82%     N/A
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A       32.06%     N/A
                      Aggressive Fund
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A        5.40%     N/A
                      Conservative Fund
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity         N/A       N/A        N/A       21.27%     N/A
                      Fund
                      ---------------------------------------------------------------------------------------------------------
                      Ameriprise Financial                   N/A       N/A        N/A        N/A      17.02%
-------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                  Page 174

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                PERCENT OF FUND
                              SHAREHOLDER NAME,                                                                   (if greater
        FUND                   CITY AND STATE              CLASS A   CLASS B    CLASS C    CLASS I   CLASS Y       than 25%)
-------------------------------------------------------------------------------------------------------------------------------
Fundamental           Charles Schwab                        5.16%      N/A        N/A        N/A      70.33%
Growth                ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund      N/A       N/A        N/A       19.91%     N/A
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund        N/A       N/A        N/A       19.80%     N/A
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A       32.05%     N/A
                      Aggressive Fund
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A        5.40%     N/A
                      Conservative Fund
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity         N/A       N/A        N/A       21.30%     N/A
                      Fund
                      ---------------------------------------------------------------------------------------------------------
                      Taylor Ambe-Crain Partnership,         N/A       N/A       24.66%      N/A       N/A
                      Westlake Vlg, CA
                      ---------------------------------------------------------------------------------------------------------
                      Ameriprise Financial                   N/A       N/A        N/A        N/A      29.67%        83.16%<F*>
-------------------------------------------------------------------------------------------------------------------------------
Fundamental Value     Charles Schwab                       14.83%      N/A        N/A        N/A      98.43%
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund      N/A       N/A        N/A       19.90%     N/A
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund        N/A       N/A        N/A       19.82%     N/A
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A       32.08%     N/A
                      Aggressive Fund
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A        5.38%     N/A
                      Conservative Fund
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity         N/A       N/A        N/A       21.27%     N/A
                      Fund
-------------------------------------------------------------------------------------------------------------------------------
High Yield Bond       Charles Schwab                       10.83%      N/A        N/A        N/A      57.14%
                      ---------------------------------------------------------------------------------------------------------
                      Income Builder Basic Income            N/A       N/A        N/A       14.23%     N/A
                      ---------------------------------------------------------------------------------------------------------
                      Income Builder Enhanced Income         N/A       N/A        N/A       45.78%     N/A
                      ---------------------------------------------------------------------------------------------------------
                      Income Builder Moderate Income         N/A       N/A        N/A       39.81%     N/A
                      ---------------------------------------------------------------------------------------------------------
                      Met Life Securities, Jersey City,      N/A       N/A        N/A        N/A      42.86%
                      NJ
-------------------------------------------------------------------------------------------------------------------------------
Income Builder        Charles Schwab                       27.44%      N/A        N/A        N/A      81.68%
Basic Income          ---------------------------------------------------------------------------------------------------------
                      Eugene L. and Tempie C. Drawdy,        N/A       N/A        8.71%      N/A       N/A
                      Hortense, GA
                      ---------------------------------------------------------------------------------------------------------
                      Janice C. Jones, Towson, MD            N/A       N/A        8.51%      N/A       N/A
                      ---------------------------------------------------------------------------------------------------------
                      Paulette Bogdanoff/Daniel Cohen        N/A       N/A        8.45%      N/A       N/A
                      Irrev. Income Trust, Manalapan, NJ
                      ---------------------------------------------------------------------------------------------------------
                      Robert D. and Helen F. Galusha,        N/A       N/A        5.76%      N/A       N/A
                      Fonda, NY
                      ---------------------------------------------------------------------------------------------------------
                      Frederick Bond Christie, Memphis,      N/A       N/A        5.53%      N/A       N/A
                      TN
                      ---------------------------------------------------------------------------------------------------------
                      Dennis Anderson, Londonderry, NH       N/A       N/A        5.16%      N/A       N/A
                      ---------------------------------------------------------------------------------------------------------
                      Ameriprise Financial                   N/A       N/A        N/A        N/A      18.32%
-------------------------------------------------------------------------------------------------------------------------------
Income Builder        Charles Schwab                       40.35%      N/A        N/A        N/A      69.18%
Enhanced Income       ---------------------------------------------------------------------------------------------------------
                      Ameriprise Financial                   N/A       N/A        N/A        N/A      30.82%
-------------------------------------------------------------------------------------------------------------------------------
Income Builder        Charles Schwab                       41.15%      N/A        N/A        N/A      83.56%
Moderate Income       ---------------------------------------------------------------------------------------------------------
                      Alan and Shirley Hodder,               N/A       N/A        7.21%      N/A       N/A
                      Portland, ME
                      ---------------------------------------------------------------------------------------------------------
                      Ameriprise Financial                   N/A       N/A        N/A        N/A      16.44%
-------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                  Page 175

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                PERCENT OF FUND
                              SHAREHOLDER NAME,                                                                   (if greater
        FUND                   CITY AND STATE              CLASS A   CLASS B    CLASS C    CLASS I   CLASS Y       than 25%)
-------------------------------------------------------------------------------------------------------------------------------
Select Value          Charles Schwab                        9.56%      N/A        N/A        N/A      78.83%
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund      N/A       N/A        N/A       19.85%     N/A
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund        N/A       N/A        N/A       19.71%     N/A
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A       32.30%     N/A
                      Aggressive Fund
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A        5.31%     N/A
                      Conservative Fund
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity         N/A       N/A        N/A       21.24%     N/A
                      Fund
                      ---------------------------------------------------------------------------------------------------------
                      Ameriprise Financial                   N/A       N/A        N/A        N/A      21.17%
-------------------------------------------------------------------------------------------------------------------------------
Short Duration        Charles Schwab                        9.93%      N/A        N/A        N/A       N/A
U.S. Gov't            ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund      N/A       N/A        N/A        9.42%     N/A
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder                      N/A       N/A        N/A       30.12%     N/A
                      Conservative Fund
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund        N/A       N/A        N/A        5.14%     N/A
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A       16.30%     N/A
                      Aggressive Fund
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A       39.00%     N/A
                      Conservative Fund
                      ---------------------------------------------------------------------------------------------------------
                      Ameriprise Trust Company               N/A       N/A        N/A        N/A      94.03%
-------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity      Charles Schwab                       12.04%      N/A        N/A        N/A      16.65%
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund      N/A       N/A        N/A       19.88%     N/A
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund        N/A       N/A        N/A       19.74%     N/A
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A       32.03%     N/A
                      Aggressive Fund
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A        5.39%     N/A
                      Conservative Fund
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity         N/A       N/A        N/A       21.38%     N/A
                      Fund
                      ---------------------------------------------------------------------------------------------------------
                      Ameriprise Trust Company               N/A       N/A        N/A        N/A      83.03%
-------------------------------------------------------------------------------------------------------------------------------
Small Cap Value       Charles Schwab                       19.99%      N/A        N/A        N/A      94.53%
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund      N/A       N/A        N/A       19.84%     N/A
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund        N/A       N/A        N/A       19.70%     N/A
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A       32.29%     N/A
                      Aggressive Fund
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A        5.31%     N/A
                      Conservative Fund
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity         N/A       N/A        N/A       21.24%     N/A
                      Fund
                      ---------------------------------------------------------------------------------------------------------
                      Ameriprise Financial                   N/A       N/A        N/A        N/A       5.47%
-------------------------------------------------------------------------------------------------------------------------------
U.S. Gov't Mortgage   Charles Schwab                       16.60%      N/A        N/A        N/A       N/A
                      ---------------------------------------------------------------------------------------------------------
                      Wells Fargo Bank, Minneapolis, MN      N/A       N/A        N/A        N/A      99.83%
                      ---------------------------------------------------------------------------------------------------------
                      Income Builder Basic Income            N/A       N/A        N/A       54.44%     N/A
                      ---------------------------------------------------------------------------------------------------------
                      Income Builder Enhanced Income         N/A       N/A        N/A       17.66%     N/A
                      ---------------------------------------------------------------------------------------------------------
                      Income Builder Moderate Income         N/A       N/A        N/A       27.81%     N/A
-------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                  Page 176

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                PERCENT OF FUND
                              SHAREHOLDER NAME,                                                                   (if greater
        FUND                   CITY AND STATE              CLASS A   CLASS B    CLASS C    CLASS I   CLASS Y       than 25%)
-------------------------------------------------------------------------------------------------------------------------------
Value                 Charles Schwab                       12.25%      N/A        N/A        N/A      90.86%
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund      N/A       N/A        N/A       19.90%     N/A
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund        N/A       N/A        N/A       19.81%     N/A
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A       32.07%     N/A
                      Aggressive Fund
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A        5.40%     N/A
                      Conservative Fund
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity         N/A       N/A        N/A       21.30%     N/A
                      Fund
                      ---------------------------------------------------------------------------------------------------------
                      Ameriprise Financial                   N/A       N/A        N/A        N/A       9.14%
-------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-------------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity  Charles Schwab                       12.41%      N/A        N/A        N/A     100.00%
                      ---------------------------------------------------------------------------------------------------------
                      Income Builder Basic Income            N/A       N/A        N/A       10.26%     N/A
                      ---------------------------------------------------------------------------------------------------------
                      Income Builder Enhanced Income         N/A       N/A        N/A       13.68%     N/A
                      ---------------------------------------------------------------------------------------------------------
                      Income Builder Moderate Income         N/A       N/A        N/A       29.02%     N/A
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund      N/A       N/A        N/A        9.24%     N/A
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund        N/A       N/A        N/A        9.57%     N/A
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A       15.04%     N/A
                      Aggressive Fund
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity         N/A       N/A        N/A        9.99%     N/A
                      Fund
-------------------------------------------------------------------------------------------------------------------------------
Real Estate           Charles Schwab                       12.86%      N/A        N/A       N/A       93.49%
                      ---------------------------------------------------------------------------------------------------------
                      Ameriprise Financial                   N/A       N/A        N/A       N/A        6.51%        29.63%<F*>
                      ---------------------------------------------------------------------------------------------------------
                      Income Builder Enhanced Income         N/A       N/A        N/A        5.60%     N/A
                      ---------------------------------------------------------------------------------------------------------
                      Income Builder Moderate Income         N/A       N/A        N/A        5.84%     N/A
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund      N/A       N/A        N/A       14.75%     N/A
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund        N/A       N/A        N/A       23.74%     N/A
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A       29.55%     N/A
                      Aggressive Fund
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity         N/A       N/A        N/A       12.99%     N/A
                      Fund
-------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING JULY 31
-------------------------------------------------------------------------------------------------------------------------------

Cash Management       Ameriprise Trust Company               N/A       N/A        N/A        N/A      96.52%
                      ---------------------------------------------------------------------------------------------------------
                      Income Builder Basic Income            N/A       N/A        N/A       19.72%     N/A
                      ---------------------------------------------------------------------------------------------------------
                      Income Builder Moderate Income         N/A       N/A        N/A       28.22%     N/A
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Conservative         N/A       N/A        N/A       22.71%     N/A
                      Fund
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A       24.18%     N/A
                      Conservative Fund
-------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Sept. 29, 2006                  Page 177

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                PERCENT OF FUND
                              SHAREHOLDER NAME,                                                                   (if greater
        FUND                   CITY AND STATE              CLASS A   CLASS B    CLASS C    CLASS I   CLASS Y       than 25%)
-------------------------------------------------------------------------------------------------------------------------------

Core Bond             IDS Life Insurance Company,            N/A       N/A        N/A        N/A       9.30%
                      Minneapolis, MN
                      ---------------------------------------------------------------------------------------------------------
                      Charles Schwab                       12.60%      N/A        N/A        N/A      90.70%
                      ---------------------------------------------------------------------------------------------------------
                      Jack L. and Joy A. Hershberger,        N/A       N/A        8.03%      N/A       N/A
                      Grand Blanc, MI
                      ---------------------------------------------------------------------------------------------------------
                      Frank S. Gregory, Derry, NH            N/A       N/A        6.99%      N/A       N/A
                      ---------------------------------------------------------------------------------------------------------
                      Constance T. Gerardi,                  N/A       N/A        6.74%      N/A       N/A
                      Libertyville, IL
                      ---------------------------------------------------------------------------------------------------------
                      Dorothy J. Hostetler, Hobart, IN       N/A       N/A        5.37%      N/A       N/A
                      ---------------------------------------------------------------------------------------------------------
                      Troy Crow, Yakima, WA                  N/A       N/A        5.32%      N/A       N/A
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Conservative         N/A       N/A        N/A       16.88%     N/A          78.86%<F*>
                      Fund
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund        N/A       N/A        N/A       42.21%     N/A
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A       26.93%     N/A
                      Aggressive Fund
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A        9.67%     N/A
                      Conservative Fund
-------------------------------------------------------------------------------------------------------------------------------
Disciplined Equity    Portfolio Builder Aggressive Fund      N/A       N/A        N/A       17.27%     N/A
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund        N/A       N/A        N/A       17.20%     N/A
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A       28.01%     N/A
                      Aggressive Fund
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity         N/A       N/A        N/A       18.79%     N/A
                      Fund
                      ---------------------------------------------------------------------------------------------------------
                      Ameriprise Trust Company               N/A       N/A        N/A        N/A      99.24%
-------------------------------------------------------------------------------------------------------------------------------
Disciplined Small     Ameriprise Financial                 93.90%     16.02%    100.00%      N/A      85.93%        93.60%<F*>
and Mid Cap Equity    ---------------------------------------------------------------------------------------------------------
                      Charles Schwab                         N/A       N/A        N/A        N/A      14.07%
                      ---------------------------------------------------------------------------------------------------------
                      Caroline and Frank Milano,             N/A      13.08%      N/A        N/A       N/A
                      Massapequa, NY
                      ---------------------------------------------------------------------------------------------------------
                      Davida M. Pearson, La Habra, CA        N/A      12.93%      N/A        N/A       N/A
                      ---------------------------------------------------------------------------------------------------------
                      William R. and Mary R. Nordstrom,      N/A      11.95%      N/A        N/A       N/A
                      Omaha, NE
                      ---------------------------------------------------------------------------------------------------------
                      Lynn M. Mc Nish, Eau Claire, WI        N/A       8.89%      N/A        N/A       N/A
                      ---------------------------------------------------------------------------------------------------------
                      Mario and Vincenza Scotto,             N/A       5.58%      N/A        N/A       N/A
                      Du Bois, PA
                      ---------------------------------------------------------------------------------------------------------
                      Harold D. and Charlene R. Vote,        N/A       5.38%      N/A        N/A       N/A
                      Evansville, IN
                      ---------------------------------------------------------------------------------------------------------
                      Sandra E. Gibson, Hollywood, FL        N/A       5.33%      N/A        N/A       N/A
                      ---------------------------------------------------------------------------------------------------------
                      Thomas E. and Gail A. Kushka,          N/A       5.22%      N/A        N/A       N/A
                      Springfield, MA
                      ---------------------------------------------------------------------------------------------------------
                      Retirement Plus 2010                   N/A       N/A        N/A        8.78%     N/A
                      ---------------------------------------------------------------------------------------------------------
                      Retirement Plus 2020                   N/A       N/A        N/A       15.61%     N/A
                      ---------------------------------------------------------------------------------------------------------
                      Retirement Plus 2030                   N/A       N/A        N/A       13.36%     N/A
                      ---------------------------------------------------------------------------------------------------------
                      Retirement Plus 2040                   N/A       N/A        N/A       51.70%     N/A
-------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Sept. 29, 2006                  Page 178

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                PERCENT OF FUND
                              SHAREHOLDER NAME,                                                                   (if greater
        FUND                   CITY AND STATE              CLASS A   CLASS B    CLASS C    CLASS I   CLASS Y       than 25%)
-------------------------------------------------------------------------------------------------------------------------------

Disciplined Small     Ameriprise Financial                 84.33%      N/A       33.71%      N/A     100.00%        86.91%<F*>
Cap Value             ---------------------------------------------------------------------------------------------------------
                      Brenda W. and David N. Moses,          N/A       6.64%      N/A        N/A       N/A
                      Minneapolis, MN
                      ---------------------------------------------------------------------------------------------------------
                      Robert K. and Sandra L. Orr,           N/A       5.36%      N/A        N/A       N/A
                      Springvale, ME
                      ---------------------------------------------------------------------------------------------------------
                      Kenneth and Donna Oaks, Bedford,       N/A       5.24%      N/A        N/A       N/A
                      NH
                      ---------------------------------------------------------------------------------------------------------
                      Jack M. and Marsha H. Clark,           N/A       N/A       35.25%      N/A       N/A
                      Apple Valley, CA
                      ---------------------------------------------------------------------------------------------------------
                      Ernest E. and Carol A. Boyce,          N/A       N/A       15.73%      N/A       N/A
                      Southfield, MI
                      ---------------------------------------------------------------------------------------------------------
                      Robert and Lynn M. Schuster,           N/A       N/A       15.31%      N/A       N/A
                      Richardson, TX
                      ---------------------------------------------------------------------------------------------------------
                      Income Builder Basic Income            N/A       N/A        N/A       18.60%     N/A
                      ---------------------------------------------------------------------------------------------------------
                      Income Builder Enhanced Income         N/A       N/A        N/A       35.78%     N/A
                      ---------------------------------------------------------------------------------------------------------
                      Income Builder Moderate Income         N/A       N/A        N/A       45.36%     N/A
-------------------------------------------------------------------------------------------------------------------------------
Floating Rate         Charles Schwab                       65.26%      N/A        N/A        N/A      83.11%
                      ---------------------------------------------------------------------------------------------------------
                      Ameriprise Financial                   N/A       N/A        N/A        N/A      16.89%
                      ---------------------------------------------------------------------------------------------------------
                      Earl and Sue Ellen Barton,             N/A       N/A        5.01%      N/A       N/A
                      Temperance, MI
                      ---------------------------------------------------------------------------------------------------------
                      Income Builder Basic Income            N/A       N/A        N/A       11.40%     N/A
                      ---------------------------------------------------------------------------------------------------------
                      Income Builder Enhanced Income         N/A       N/A        N/A       29.15%     N/A
                      ---------------------------------------------------------------------------------------------------------
                      Income Builder Moderate Income         N/A       N/A        N/A       34.10%     N/A
                      ---------------------------------------------------------------------------------------------------------
                      Income Builder Aggressive Income       N/A       N/A        N/A        5.14%     N/A
                      ---------------------------------------------------------------------------------------------------------
                      Income Builder Moderate Fund           N/A       N/A        N/A        6.65%     N/A
                      ---------------------------------------------------------------------------------------------------------
                      Income Builder Moderate                N/A       N/A        N/A       11.35%     N/A
                      Aggressive Fund
-------------------------------------------------------------------------------------------------------------------------------
Growth                Charles Schwab                        8.01%      N/A        N/A        N/A       N/A
                      ---------------------------------------------------------------------------------------------------------
                      Ameriprise Trust Company               N/A       N/A        N/A        N/A      98.77%
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund      N/A       N/A        N/A       19.90%     N/A
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund        N/A       N/A        N/A       19.67%     N/A
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A       32.17%     N/A
                      Aggressive Fund
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A        5.19%     N/A
                      Conservative Fund
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity         N/A       N/A        N/A       21.17%     N/A
                      Fund
-------------------------------------------------------------------------------------------------------------------------------
Income Opportunities  Charles Schwab                       17.46%      N/A        N/A        N/A      96.85%
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund      N/A       N/A        N/A       12.12%     N/A        27.36%<F*>
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund        N/A       N/A        N/A       59.30%     N/A
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A       20.80%     N/A
                      Aggressive Fund
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A        7.77%     N/A
                      Conservative Fund
-------------------------------------------------------------------------------------------------------------------------------

Statement of Additional Information - Sept. 29, 2006                  Page 179

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                PERCENT OF FUND
                              SHAREHOLDER NAME,                                                                   (if greater
        FUND                   CITY AND STATE              CLASS A   CLASS B    CLASS C    CLASS I   CLASS Y       than 25%)
-------------------------------------------------------------------------------------------------------------------------------

Inflation Protected   Charles Schwab                       17.95%      N/A        N/A        N/A       N/A
Securities            ---------------------------------------------------------------------------------------------------------
                      IDS Life Insurance Company,            N/A       N/A        N/A        N/A     100.00%
                      Minneapolis, MN
                      ---------------------------------------------------------------------------------------------------------
                      Income Builder Moderate                N/A       N/A        N/A        5.67%     N/A          53.97%<F*>
                      Income Fund
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund      N/A       N/A        N/A        5.15%     N/A
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Conservative         N/A       N/A        N/A        5.03%     N/A
                      Fund
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund        N/A       N/A        N/A       31.08%     N/A
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A       37.88%     N/A
                      Aggressive Fund
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A       10.97%     N/A
                      Conservative Fund
-------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity      Ameriprise Trust Company               N/A       N/A        N/A        N/A      91.29%
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund      N/A       N/A        N/A       19.89%     N/A
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund        N/A       N/A        N/A       19.70%     N/A
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A       32.25%     N/A
                      Aggressive Fund
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A        5.16%     N/A
                      Conservative Fund
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity         N/A       N/A        N/A       21.64%     N/A
                      Fund
-------------------------------------------------------------------------------------------------------------------------------
Large Cap Value       Charles Schwab                       14.49%      N/A        N/A        N/A      65.23%
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund      N/A       N/A        N/A       19.71%     N/A
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund        N/A       N/A        N/A       19.64%     N/A
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A       32.18%     N/A
                      Aggressive Fund
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A        5.15%     N/A
                      Conservative Fund
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity         N/A       N/A        N/A       21.86%     N/A
                      Fund
                      ---------------------------------------------------------------------------------------------------------
                      Ameriprise Financial                   N/A       N/A        N/A        N/A      34.77%
-------------------------------------------------------------------------------------------------------------------------------
Limited               Charles Schwab                       20.06%      N/A        N/A        N/A      83.70%
Duration Bond         ---------------------------------------------------------------------------------------------------------
                      John W. and Cecelia E. Kramar,         N/A       N/A       14.35%      N/A       N/A
                      Hacienda Hgts, CA
                      ---------------------------------------------------------------------------------------------------------
                      Michael N. Stanley,                    N/A       N/A        6.62%      N/A       N/A
                      Palm Springs, CA
                      ---------------------------------------------------------------------------------------------------------
                      Rita R. and Lawrence E. Dale,          N/A       N/A        5.48%      N/A       N/A
                      Barstow, CA
                      ---------------------------------------------------------------------------------------------------------
                      Donald and Elizabeth L. Snow,          N/A       N/A        5.30%      N/A       N/A
                      Derry, NH
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Conservative         N/A       N/A        N/A       41.92%     N/A
                      Fund
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A       57.56%     N/A
                      Conservative Fund
                      ---------------------------------------------------------------------------------------------------------
                      Amerprise Financial                    N/A       N/A        N/A        N/A     100.00%        43.28%<F*>
-------------------------------------------------------------------------------------------------------------------------------

Statement of Additional Information - Sept. 29, 2006                  Page 180

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                PERCENT OF FUND
                              SHAREHOLDER NAME,                                                                   (if greater
        FUND                   CITY AND STATE              CLASS A   CLASS B    CLASS C    CLASS I   CLASS Y       than 25%)
-------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-------------------------------------------------------------------------------------------------------------------------------
California            Arthur Mendel and                                           6.50%
Tax-Exempt            Dorothy Mendel as the Trustees
                      of the Dorothy M. Mendel
                      Irrevocable Trust, Richmond, CA
-------------------------------------------------------------------------------------------------------------------------------
Diversified Bond      Charles Schwab                        6.35%
                      ---------------------------------------------------------------------------------------------------------
                      Ameriprise Financial                                                 100.00%
                      ---------------------------------------------------------------------------------------------------------
                      Ameriprise Trust Company                                                        96.62%
-------------------------------------------------------------------------------------------------------------------------------
Massachusetts         Charles Schwab                        6.56%
Tax-Exempt            ---------------------------------------------------------------------------------------------------------
                      June P. Venette and Norman E.                               9.24%
                      Venette as the Trustees of the
                      Norman E. Venette Revocable
                      Trust, Orange, MN
                      ---------------------------------------------------------------------------------------------------------
                      Donal A. Simard and                                         7.14%
                      Claire G. Simard, Ipswich, MA
                      ---------------------------------------------------------------------------------------------------------
                      Alphonse A. Di Nardo and                                    6.30%
                      Linda Di Nardo, Leominster, MA
                      ---------------------------------------------------------------------------------------------------------
                      Harvey W. Levin and Phyllis                                 6.10%
                      Levin, Swampscott, MA
                      ---------------------------------------------------------------------------------------------------------
                      Rita Hashem, Tewksbury, MA                                  5.18%
-------------------------------------------------------------------------------------------------------------------------------
Michigan              Charles Schwab                        5.39%
Tax-Exempt            ---------------------------------------------------------------------------------------------------------
                      Chester V. Mysliwiec and                         7.02%
                      Rose M. Mysliwiec as the Trustees
                      of the Rose M. Mysliwiec Living
                      Trust, Grand Rapids, MI
                      ---------------------------------------------------------------------------------------------------------
                      Barry J. Fishman and                                       10.96%
                      Teresa A. McMahon, as Trustees
                      for the Barry J. Fishman Living
                      Trust, AnnArbor, MI
                      ---------------------------------------------------------------------------------------------------------
                      Ray W. Butler and                                           7.04%
                      Gertrude E. Butler, Clarkston, MI
                      ---------------------------------------------------------------------------------------------------------
                      R. Paul Minger and Diane                                    5.55%
                      E. Minger, Huntley, IL
-------------------------------------------------------------------------------------------------------------------------------
New York              Charles Schwab                        5.11%
Tax-Exempt            ---------------------------------------------------------------------------------------------------------
                      Dana Brandwein and                                          7.80%
                      Daniel Oates, Sharon, CT
                      ---------------------------------------------------------------------------------------------------------
                      Arthur Ezersky and                                          7.28%
                      Sandra Ezersky, Woodbury, NY
                      ---------------------------------------------------------------------------------------------------------
                      Charles D. Adler and                                        5.91%
                      Judith E. Adler, New York, NY
-------------------------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt       Charles Schwab                        5.54%
                      ---------------------------------------------------------------------------------------------------------
                      Sandra K. Ogle, Strongsville, OH                 5.14%
                      ---------------------------------------------------------------------------------------------------------
                      Richard L. Sears, Parma, OH                                 6.32%
                      ---------------------------------------------------------------------------------------------------------
                      Joseph A. Sears, Berea, OH                                  6.32%
                      ---------------------------------------------------------------------------------------------------------
                      James N. Sears, Columbus, OH                                6.32%
                      ---------------------------------------------------------------------------------------------------------
                      David A. Sears, Brunswick, OH                               6.10%
-------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                  Page 181

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                PERCENT OF FUND
                              SHAREHOLDER NAME,                                                                   (if greater
        FUND                   CITY AND STATE              CLASS A   CLASS B    CLASS C    CLASS I   CLASS Y       than 25%)
-------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-------------------------------------------------------------------------------------------------------------------------------
Balanced              Ameriprise Trust Company                                                        99.75%
-------------------------------------------------------------------------------------------------------------------------------
Diversified Equity    Charles Schwab                       14.71%
Income                ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund                                     19.55%
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund                                       20.65%
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                            32.82%
                      Aggressive Fund
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                             5.94%
                      Conservative Fund
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity                                        19.24%
                      Fund
                      ---------------------------------------------------------------------------------------------------------
                      Ameriprise Trust Company                                                        48.32%
                      ---------------------------------------------------------------------------------------------------------
                      Wells Fargo Bank, Minneapolis, MN                                               26.69%
                      ---------------------------------------------------------------------------------------------------------
                      Holland American Life,                                                          18.68%
                      Minneapolis, MN
-------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value         Charles Schwab                       23.23%                                     98.04%
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund                                     19.70%
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund                                       20.63%
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                            32.79%
                      Aggressive Fund
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                             5.89%
                      Conservative Fund
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity                                        19.15%
                      Fund
-------------------------------------------------------------------------------------------------------------------------------
Strategic Allocation  Ameriprise Trust Company                                                        86.71%
                      ---------------------------------------------------------------------------------------------------------
                      Charles Schwab                                                                  10.88%
-------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-------------------------------------------------------------------------------------------------------------------------------
Absolute Return       N/A
Currency and Income
-------------------------------------------------------------------------------------------------------------------------------
Disciplined           N/A
International Equity
-------------------------------------------------------------------------------------------------------------------------------
Emerging Markets      Charles Schwab & Co., Inc.           12.32%                                     21.62%
                      a brokerage firm
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund                                     19.93%
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund                                       20.98%
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                            33.61%
                      Aggressive Fund
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                             5.86%
                      Conservative Fund
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity                                        19.56%
                      Fund
                      ---------------------------------------------------------------------------------------------------------
                      Ameriprise Trust Company                                                        78.38%
-------------------------------------------------------------------------------------------------------------------------------
Emerging Markets      N/A
Bond
-------------------------------------------------------------------------------------------------------------------------------
European Equity       Charles Schwab & Co., Inc.           13.65%                                     83.54%
                      a brokerage firm
                      ---------------------------------------------------------------------------------------------------------
                      Ameriprise Financial                                                 100.00%    16.46%
                      ---------------------------------------------------------------------------------------------------------
                      Marilyn O. Matthews Trust,                                  6.66%
                      Pasadena, CA
-------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                  Page 182

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                PERCENT OF FUND
                              SHAREHOLDER NAME,                                                                   (if greater
        FUND                   CITY AND STATE              CLASS A   CLASS B    CLASS C    CLASS I   CLASS Y       than 25%)
-------------------------------------------------------------------------------------------------------------------------------
Global Bond           Charles Schwab & Co., Inc.           17.78%                                    100.00%
                      a brokerage firm
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund                                      7.35%
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund                                       33.94%
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                            43.77%
                      Aggressive Fund
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                            13.63%
                      Conservative Fund
-------------------------------------------------------------------------------------------------------------------------------
Global Equity         Charles Schwab & Co., Inc.            9.77%
                      a brokerage firm
                      ---------------------------------------------------------------------------------------------------------
                      Ameriprise Trust Company                                                        91.14%
                      ---------------------------------------------------------------------------------------------------------
                      Met Life Securities, Inc.,                                                       6.60%
                      Jersey City, NJ
-------------------------------------------------------------------------------------------------------------------------------
Global Technology     Charles Schwab & Co., Inc.           11.28%                                      8.47%
                      a brokerage firm
                      ---------------------------------------------------------------------------------------------------------
                      Ameriprise Trust Company                                                        91.41%
                      ---------------------------------------------------------------------------------------------------------
                      Ameriprise Financial                                                 100.00%
-------------------------------------------------------------------------------------------------------------------------------
International         Charles Schwab & Co., Inc.           12.26%                                     96.77%
Aggressive Growth     a brokerage firm
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund                                     19.54%
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund                                       20.56%
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                            32.71%
                      Aggressive Fund
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                             5.89%
                      Conservative Fund
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity                                        19.36%
                      Fund
-------------------------------------------------------------------------------------------------------------------------------
International         Ameriprise Financial                 10.60%                                     16.12%        34.62%*
Equity                ---------------------------------------------------------------------------------------------------------
                      Charles Schwab & Co., Inc.            9.95%                                     83.88%
                      a brokerage firm
                      ---------------------------------------------------------------------------------------------------------
                      Daniel and Linda L. Miklovic,                               5.64%
                      St. Louis, MO
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund                                     19.54%
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund                                       20.72%
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                            32.85%
                      Aggressive Fund
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                             5.85%
                      Conservative Fund
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity                                        19.18%
                      Fund
-------------------------------------------------------------------------------------------------------------------------------
International         Charles Schwab & Co., Inc.           13.25%                                     91.29%
Opportunity           a brokerage firm
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund                                     19.62%
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund                                       20.37%
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                            32.56%
                      Aggressive Fund
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                             5.91%
                      Conservative Fund
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity                                        19.55%
                      Fund
                      ---------------------------------------------------------------------------------------------------------
                      Met Life, Jersey City, NJ                                                        8.71%
-------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Sept. 29, 2006                  Page 183

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                PERCENT OF FUND
                              SHAREHOLDER NAME,                                                                   (if greater
        FUND                   CITY AND STATE              CLASS A   CLASS B    CLASS C    CLASS I   CLASS Y       than 25%)
-------------------------------------------------------------------------------------------------------------------------------
International         Charles Schwab & Co., Inc.           18.74%                                     98.10%
Select Value          a brokerage firm
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund                                     19.50%
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund                                       20.58%
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                            32.74%
                      Aggressive Fund
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                             5.89%
                      Conservative Fund
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity                                        19.34%
                      Fund
-------------------------------------------------------------------------------------------------------------------------------
International Small   Charles Schwab & Co., Inc.           14.80%                                     79.44%
Cap                   a brokerage firm
                      ---------------------------------------------------------------------------------------------------------
                      Ameriprise Financial                 15.62%                                     20.56%
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund                                     19.35%
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund                                       20.51%
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                            32.44%
                      Aggressive Fund
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                             6.15%
                      Conservative Fund
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity                                        19.20%
                      Fund
-------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-------------------------------------------------------------------------------------------------------------------------------
Intermediate          Charles Schwab                       10.63%
Tax-Exempt            ---------------------------------------------------------------------------------------------------------
                      Ameriprise Financial                                                           100.00%
-------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth        Charles Schwab                        6.39%
                      ---------------------------------------------------------------------------------------------------------
                      Ameriprise Trust Company                                                        92.43%
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund                                     19.67%
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund                                       20.48%
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                            32.47%
                      Aggressive Fund
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                             5.81%
                      Conservative Fund
                      ---------------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity                                        19.81%
                      Fund
-------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond       Ameriprise Financial                                                           100.00%
-------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt            Ameriprise Financial                                                           100.00%
High Income
-------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt            None
Money Market
-------------------------------------------------------------------------------------------------------------------------------

 <F*> Combination of Ameriprise Financial initial capital and affiliated funds-of-funds' investments in Class I shares.

<F**> Charles Schwab holds of record 100% of Class D shares and 16.67% of
      Class E shares and Ameriprise Trust Company holds 83.25% of Class E shares.


Statement of Additional Information - Sept. 29, 2006                  Page 184

A fund may serve as an underlying investment of funds-of-funds that principally invest in shares of other RiverSource funds (the underlying funds). The underlying funds and the funds-of-funds share the same officers, directors, and investment manager, RiverSource Investments. The funds-of-funds do not invest in an underlying fund for the purpose of exercising management or control; however, from time to time, investments by the funds-of-funds in a fund may represent a significant portion of a fund. Because the funds-of-funds may own a substantial portion of the shares of a fund, procedures have been put into place to assure that public shareholders will determine the outcome of all actions taken at underlying fund shareholder meetings. In proxy voting, the funds-of-funds will vote on each proposal in the same proportion that other shareholders vote on the proposal.

In addition, Ameriprise Financial or an affiliate may own shares of a fund as a result of an initial capital investment at the inception of the fund or class. To the extent RiverSource Investments, as manager of the funds-of-funds, may be deemed a beneficial owner of the shares of an underlying fund held by the funds-of-funds, and such shares, together with any initial capital investment by Ameriprise Financial or an affiliate represent more than 25% of a fund, RiverSource Investments and its affiliated companies may be deemed to control the fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements contained in a fund's Annual Report were audited by the independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the fund.



Statement of Additional Information - Sept. 29, 2006                  Page 185

                                                                    APPENDIX A

                            DESCRIPTION OF RATINGS

STANDARD & POOR'S LONG-TERM DEBT RATINGS

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

      o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

      o     Nature of and provisions of the obligation.

      o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

SPECULATIVE GRADE

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of



Statement of Additional Information - Sept. 29, 2006                  Page 186
adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S LONG-TERM DEBT RATINGS

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa -- Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds that are rated Ba are judged to have speculative elements -- their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.



Statement of Additional Information - Sept. 29, 2006                  Page 187

FITCH'S LONG-TERM DEBT RATINGS

Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

INVESTMENT GRADE

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

SPECULATIVE GRADE

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.



Statement of Additional Information - Sept. 29, 2006                  Page 188

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

SHORT-TERM RATINGS

STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

STANDARD & POOR'S MUNI BOND AND NOTE RATINGS

An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3  Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.



Statement of Additional Information - Sept. 29, 2006                  Page 189

MOODY'S SHORT-TERM RATINGS

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

MOODY'S SHORT-TERM MUNI BONDS AND NOTES

Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.



Statement of Additional Information - Sept. 29, 2006                  Page 190

FITCH'S SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.



Statement of Additional Information - Sept. 29, 2006                  Page 191

                                                                    APPENDIX B

                            STATE TAX-EXEMPT FUNDS
                              STATE RISK FACTORS

California Tax-Exempt Fund, Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund, Minnesota Tax-Exempt Fund, New York Tax-Exempt Fund and Ohio Tax-Exempt Fund invest primarily in the municipal securities issued by a single state and political sub-divisions that state. Each Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. This vulnerability to factors affecting the state's tax-exempt investments will be significantly greater than that of more geographically diversified funds, which may result in greater losses and volatility. Because of the relatively small number of issuers of tax-exempt securities, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss by investing in a few issuers than a fund that invests more broadly. At times, the Fund and other accounts managed by the investment manager may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments. In addition, a Fund may concentrate in a segment of the tax-exempt debt market, such as revenue bonds for health care facilities, housing or airports. These investments may cause the value of a fund's shares to change more than the values of funds' shares that invest in more diversified investments. The yields on the securities in which the Fund invests generally are dependent on a variety of factors, including the financial condition of the issuer or other obligor, the revenue source from which the debt service is payable, general economic and monetary conditions, conditions in the relevant market, the size of a particular issue, the maturity of the obligation, and the rating of the issue. In addition to such factors, geographically concentrated securities will experience particular sensitivity to local conditions, including political and economic changes, adverse conditions to an industry significant to the area, and other developments within a particular locality. Because many tax-exempt bonds may be revenue or general obligations of local governments or authorities, ratings on tax-exempt bonds may be different from the ratings given to the general obligation bonds of a particular state.

Certain events may adversely affect all investments within a particular market segment of the market. Examples include litigation, legislation or court decisions, concerns about pending or contemplated litigation, legislation or court decisions, or lower demand for the services or products provided by a particular market segment. Investing mostly in state-specific tax-exempt investments makes the Fund more vulnerable to that state's economy and to factors affecting tax-exempt issuers in that state than would be true for more geographically diversified funds. These risks include, among others:

      o the inability or perceived inability of a government authority to collect sufficient tax or other revenues to meet its payment obligations;

      o     natural disasters and ecological or environmental concerns;

      o the introduction of constitutional or statutory limits on a tax-exempt issuer's ability to raise revenues or increase taxes;

      o the inability of an issuer to pay interest on or repay principal or securities in which the funds invest during recessionary periods; and

      o economic or demographic factors that may cause a decrease in tax or other revenues for a government authority or for private operators of publicly financed facilities.

More information about state specific risks may be available from official state resources.



Statement of Additional Information - Sept. 29, 2006                  Page 192

                                                                    APPENDIX C

                              S&P 500 INDEX FUND

                ADDITIONAL INFORMATION ABOUT THE S&P 500 INDEX

The Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which are determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund's shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of Fund shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN (THE S&P INDEX) AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


                                                               S-6500 M (9/06)


Statement of Additional Information - Sept. 29, 2006                  Page 193

INVESTMENTS IN SECURITIES

JULY 31, 2006
(Percentages represent value of investments compared to net assets)

--------------------------------------------------------------------------------
COMMON STOCKS (99.6%)
--------------------------------------------------------------------------------

ISSUER                                              SHARES              VALUE(a)
AEROSPACE & DEFENSE (1.5%)
Boeing                                               90,788       $    7,028,807
United Technologies                                 351,550           21,862,894
                                                                  --------------
Total                                                                 28,891,701
--------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.8%)
FedEx                                               150,842           15,794,666
--------------------------------------------------------------------------------

AUTO COMPONENTS (0.7%)
Cooper Tire & Rubber                                134,474(f)         1,343,395
Johnson Controls                                    149,411           11,468,789
                                                                  --------------
Total                                                                 12,812,184
--------------------------------------------------------------------------------

AUTOMOBILES (1.0%)
Ford Motor                                          949,756            6,334,873
General Motors                                      198,200(f)         6,387,986
Harley-Davidson                                     107,706            6,139,242
                                                                  --------------
Total                                                                 18,862,101
--------------------------------------------------------------------------------

BEVERAGES (2.6%)
Coca-Cola                                           831,216           36,989,112
Coca-Cola Enterprises                                63,000            1,351,980
Pepsi Bottling Group                                 39,400            1,310,050
PepsiCo                                             175,615           11,130,479
                                                                  --------------
Total                                                                 50,781,621
--------------------------------------------------------------------------------

BIOTECHNOLOGY (0.6%)
Biogen Idec                                          85,459(b)         3,599,533
Gilead Sciences                                     109,838(b)         6,752,841
MedImmune                                            62,293(b)         1,580,996
                                                                  --------------
Total                                                                 11,933,370
--------------------------------------------------------------------------------

CAPITAL MARKETS (6.6%)
Bear Stearns Companies                               59,262            8,407,500
Charles Schwab                                      229,045            3,637,235
E*TRADE Financial                                   310,097(b)         7,228,361
Federated Investors Cl B                             41,050            1,272,961
Franklin Resources                                  121,417           11,103,585
Goldman Sachs Group                                 156,520           23,908,429
Janus Capital Group                                  74,113            1,199,889
Lehman Brothers Holdings                            328,565           21,340,297
Mellon Financial                                    103,533            3,623,655

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                              SHARES              VALUE(a)
CAPITAL MARKETS (CONT.)
Merrill Lynch & Co                                  426,443       $   31,053,578
Morgan Stanley                                      185,655           12,346,058
T Rowe Price Group                                   52,172            2,155,225
                                                                  --------------
Total                                                                127,276,773
--------------------------------------------------------------------------------

CHEMICALS (0.8%)
Air Products & Chemicals                             55,408            3,542,233
Ashland                                               8,000              532,080
Dow Chemical                                         80,450(e)         2,781,961
Eastman Chemical                                     21,200            1,052,156
Monsanto                                            114,036            4,902,408
PPG Inds                                             17,500            1,076,950
Sigma-Aldrich                                        29,836            2,073,602
                                                                  --------------
Total                                                                 15,961,390
--------------------------------------------------------------------------------

COMMERCIAL BANKS (1.8%)
AmSouth Bancorporation                               24,300              696,438
Comerica                                             80,681            4,723,873
Fifth Third Bancorp                                  10,200              389,028
First Horizon Natl                                   64,839            2,716,754
Huntington Bancshares                                41,800            1,017,830
KeyCorp                                              80,436            2,968,088
Natl City                                           266,234            9,584,424
PNC Financial Services Group                        118,696            8,408,425
US Bancorp                                          128,076            4,098,432
                                                                  --------------
Total                                                                 34,603,292
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.6%)
Cendant                                             130,262            1,955,233
Monster Worldwide                                    58,405(b)         2,336,200
Waste Management                                    200,724            6,900,891
                                                                  --------------
Total                                                                 11,192,324
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.0%)
ADC Telecommunications                              103,541(b)         1,266,306
Corning                                             201,201(b)         3,836,903
JDS Uniphase                                        513,972(b)         1,094,760
Motorola                                            642,688           14,627,579
QUALCOMM                                            429,828           15,155,736
Tellabs                                             315,628(b)         2,966,903
                                                                  --------------
Total                                                                 38,948,187
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

12 RIVERSOURCE DISCIPLINED EQUITY FUND -- 2006 ANNUAL REPORT

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                              SHARES              VALUE(a)
COMPUTERS & PERIPHERALS (2.2%)
Apple Computer                                      431,039(b)    $   29,293,410
Lexmark Intl Cl A                                    63,242(b)         3,418,230
Network Appliance                                   123,178(b)         3,657,155
SanDisk                                              86,629(b)         4,042,109
Sun Microsystems                                    419,773(b)         1,826,013
                                                                  --------------
Total                                                                 42,236,917
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.2%)
Fluor                                                45,564            4,001,886
--------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (--%)
Vulcan Materials                                     11,774              788,505
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING (--%)
Pactiv                                               34,800(b)           852,948
--------------------------------------------------------------------------------

DISTRIBUTORS (0.2%)
Genuine Parts                                        81,078            3,376,088
--------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (--%)
Apollo Group Cl A                                    13,400(b)           634,088
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (4.8%)
CIT Group                                           120,412            5,528,115
Citigroup                                           977,792           47,237,131
iShares MSCI EAFE Index Fund                        304,360           20,036,019
JPMorgan Chase & Co                                 200,222            9,134,128
Moody's                                             176,900            9,708,272
                                                                  --------------
Total                                                                 91,643,665
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (6.0%)
AT&T                                              1,420,452           42,599,355
BellSouth                                           447,060           17,511,340
Qwest Communications Intl                           372,093(b)         2,973,023
Verizon Communications                            1,540,736           52,107,691
                                                                  --------------
Total                                                                115,191,409
--------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.2%)
American Electric Power                             112,566            4,065,884
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.5%)
Cooper Inds Cl A                                     45,489            3,919,332
Rockwell Automation                                  87,387            5,416,247
                                                                  --------------
Total                                                                  9,335,579
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                              SHARES              VALUE(a)
ELECTRONIC EQUIPMENT & INSTRUMENTS (--%)
Tektronix                                            21,900       $      597,213
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (3.8%)
Baker Hughes                                         44,019            3,519,319
BJ Services                                          81,210            2,945,487
Halliburton                                         133,360            4,448,890
Nabors Inds                                          80,748(b,c)       2,852,019
Schlumberger                                        701,202           46,875,353
Transocean                                           19,560(b)         1,510,619
Weatherford Intl                                    214,059(b)        10,026,524
                                                                  --------------
Total                                                                 72,178,211
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.6%)
Kroger                                              421,369            9,661,991
Safeway                                             318,606            8,946,456
Wal-Mart Stores                                     717,641           31,935,025
                                                                  --------------
Total                                                                 50,543,472
--------------------------------------------------------------------------------

FOOD PRODUCTS (1.3%)
Archer-Daniels-Midland                              322,172           14,175,568
Kellogg                                              73,600            3,545,312
Sara Lee                                            248,873            4,205,954
Tyson Foods Cl A                                    138,600            1,961,190
WM Wrigley Jr                                         8,183              375,272
                                                                  --------------
Total                                                                 24,263,296
--------------------------------------------------------------------------------

GAS UTILITIES (0.2%)
Nicor                                                46,395            2,033,029
Peoples Energy                                       32,000            1,350,720
                                                                  --------------
Total                                                                  3,383,749
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.2%)
Becton Dickinson & Co                                44,419            2,928,100
Biomet                                               76,069            2,505,713
Medtronic                                           219,814           11,105,004
St. Jude Medical                                    158,400(b)         5,844,960
                                                                  --------------
Total                                                                 22,383,777
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.7%)
AmerisourceBergen                                   154,761            6,654,723
Cardinal Health                                      85,343            5,717,981
CIGNA                                                66,967            6,110,739
Express Scripts                                      56,499(b)         4,352,118
Health Management Associates Cl A                    67,300            1,370,228
McKesson                                            136,831            6,894,914
Tenet Healthcare                                    261,345(b)         1,547,162
                                                                  --------------
Total                                                                 32,647,865
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED EQUITY FUND -- 2006 ANNUAL REPORT 13

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                              SHARES              VALUE(a)
HOTELS, RESTAURANTS & LEISURE (1.4%)
Darden Restaurants                                   50,646       $    1,711,835
Intl Game Technology                                211,357            8,171,062
Starbucks                                           377,827(b)        12,944,352
Wendy's Intl                                         53,279            3,205,265
                                                                  --------------
Total                                                                 26,032,514
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.2%)
Centex                                               82,847            3,919,492
DR Horton                                           218,489            4,682,219
KB HOME                                              33,431            1,421,486
Lennar Cl A                                          65,725            2,939,879
Pulte Homes                                         188,605            5,375,242
Stanley Works                                        28,742            1,304,025
Whirlpool                                            43,126(e)         3,328,896
                                                                  --------------
Total                                                                 22,971,239
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.5%)
Kimberly-Clark                                      158,437            9,672,579
--------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
Dynegy Cl A                                         336,400(b)         1,893,932
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.1%)
3M                                                  250,275           17,619,360
Textron                                              32,155            2,891,056
                                                                  --------------
Total                                                                 20,510,416
--------------------------------------------------------------------------------

INSURANCE (3.6%)
Allstate                                            177,893           10,107,880
Ambac Financial Group                                60,196            5,002,890
Aon                                                 207,633            7,107,278
Chubb                                                34,748            1,751,994
Cincinnati Financial                                 28,900            1,362,924
Genworth Financial Cl A                              62,967            2,159,768
Lincoln Natl                                        144,830            8,208,964
Loews                                               140,863            5,220,383
Marsh & McLennan Companies                          194,762            5,264,417
MBIA                                                 75,996            4,469,325
MetLife                                             189,716            9,865,232
Torchmark                                            47,851            2,893,550
UnumProvident                                       313,431            5,086,985
                                                                  --------------
Total                                                                 68,501,590
--------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.3%)
Google Cl A                                          65,426(b)        25,293,692
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                              SHARES              VALUE(a)
IT SERVICES (0.9%)
Affiliated Computer Services Cl A                    19,858(b)    $    1,011,368
Convergys                                           120,400(b)         2,297,232
Electronic Data Systems                             321,174            7,676,058
Paychex                                              98,702            3,373,634
Sabre Holdings Cl A                                  59,444            1,230,491
Unisys                                              153,647(b)           786,673
                                                                  --------------
Total                                                                 16,375,456
--------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.4%)
Brunswick                                            50,000            1,478,500
Eastman Kodak                                       205,970(f)         4,582,832
Mattel                                              128,671            2,321,225
                                                                  --------------
Total                                                                  8,382,557
--------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.2%)
Applera-Applied Biosystems Group                     78,690(d)         2,529,884
Millipore                                            35,959(b)         2,252,831
                                                                  --------------
Total                                                                  4,782,715
--------------------------------------------------------------------------------

MACHINERY (2.3%)
Caterpillar                                         334,154           23,681,493
Cummins                                              29,804            3,487,068
Deere & Co                                           58,150            4,219,946
Eaton                                                65,117            4,174,000
Illinois Tool Works                                  40,630            1,858,010
Ingersoll-Rand Cl A                                  62,037(c)         2,220,925
ITT                                                  21,002            1,061,651
Navistar Intl                                        54,900(b)         1,227,564
PACCAR                                               35,828            2,893,111
                                                                  --------------
Total                                                                 44,823,768
--------------------------------------------------------------------------------

MEDIA (0.6%)
CBS Cl B                                            162,181            4,448,625
Gannett                                              86,495            4,508,119
Interpublic Group of Companies                      108,200(b)           886,158
McClatchy Cl A                                       15,268              647,211
New York Times Cl A                                  70,860            1,570,966
                                                                  --------------
Total                                                                 12,061,079
--------------------------------------------------------------------------------

METALS & MINING (3.1%)
Alcoa                                               320,388            9,595,621
Allegheny Technologies                               41,989            2,682,677
Freeport-McMoRan Copper & Gold Cl B                 119,238            6,505,625
Newmont Mining                                      204,166           10,459,424

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

14 RIVERSOURCE DISCIPLINED EQUITY FUND -- 2006 ANNUAL REPORT

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                              SHARES              VALUE(a)
METALS & MINING (CONT.)
Nucor                                               234,473       $   12,466,929
Phelps Dodge                                        181,164           15,822,864
United States Steel                                  26,643            1,680,374
                                                                  --------------
Total                                                                 59,213,514
--------------------------------------------------------------------------------

MULTILINE RETAIL (0.5%)
Dollar General                                      151,012            2,026,581
Family Dollar Stores                                125,366            2,848,316
JC Penney                                            58,043            3,654,387
Kohl's                                               10,300(b)           583,289
                                                                  --------------
Total                                                                  9,112,573
--------------------------------------------------------------------------------

MULTI-UTILITIES (0.8%)
CenterPoint Energy                                  210,603            2,893,685
CMS Energy                                           57,088(b)           799,803
PG&E                                                186,382            7,768,401
Sempra Energy                                        35,402            1,708,501
TECO Energy                                          40,396              643,912
Xcel Energy                                          45,721              916,249
                                                                  --------------
Total                                                                 14,730,551
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (11.9%)
Anadarko Petroleum                                   57,994            2,652,646
Chevron                                           1,103,817           72,609,082
ConocoPhillips                                      602,607           41,362,944
El Paso                                              69,941            1,119,056
EOG Resources                                        31,336            2,323,564
Exxon Mobil                                       1,508,551          102,189,244
Hess                                                 17,763              939,663
Marathon Oil                                         18,109            1,641,400
Occidental Petroleum                                 12,784            1,377,476
Sunoco                                               17,131            1,191,290
                                                                  --------------
Total                                                                227,406,365
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.1%)
Intl Paper                                           60,600            2,080,398
--------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.1%)
Alberto-Culver                                       41,634            2,029,241
--------------------------------------------------------------------------------

PHARMACEUTICALS (10.3%)
Abbott Laboratories                                  91,508            4,371,337
Allergan                                             58,662            6,326,697
Bristol-Myers Squibb                                646,289           15,491,547
Forest Laboratories                                  41,862(b)         1,938,629
Johnson & Johnson                                 1,173,043           73,373,839
King Pharmaceuticals                                212,443(b)         3,615,780
Merck & Co                                        1,640,907           66,079,324

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                              SHARES              VALUE(a)
PHARMACEUTICALS (CONT.)
Mylan Laboratories                                   23,300       $      511,668
Pfizer                                              832,537           21,637,637
Schering-Plough                                     118,547            2,423,101
                                                                  --------------
Total                                                                195,769,559
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.1%)
Starwood Hotels & Resorts Worldwide                  53,693            2,823,178
--------------------------------------------------------------------------------

ROAD & RAIL (2.6%)
Burlington Northern Santa Fe                        272,373           18,769,223
CSX                                                  80,066            4,858,405
Norfolk Southern                                    255,311           11,085,604
Ryder System                                         36,600            1,844,640
Union Pacific                                       167,643           14,249,655
                                                                  --------------
Total                                                                 50,807,527
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.4%)
Advanced Micro Devices                              286,253(b)         5,550,446
Broadcom Cl A                                       121,983(b)         2,926,372
Intel                                               428,480            7,712,640
Micron Technology                                   450,347(b)         7,020,910
NVIDIA                                              194,519(b)         4,304,705
                                                                  --------------
Total                                                                 27,515,073
--------------------------------------------------------------------------------

SOFTWARE (3.0%)
Autodesk                                             51,339(b)         1,751,173
BMC Software                                        101,347(b)         2,373,547
Citrix Systems                                      101,198(b)         3,215,060
Microsoft                                         1,182,172           28,407,594
Novell                                              267,064(b)         1,733,245
Oracle                                            1,389,514(b)        20,801,025
                                                                  --------------
Total                                                                 58,281,644
--------------------------------------------------------------------------------

SPECIALTY RETAIL (2.5%)
AutoNation                                           46,675(b)           919,498
AutoZone                                             19,100(b)         1,678,317
Bed Bath & Beyond                                    42,853(b)         1,434,718
Best Buy                                             88,223            4,000,031
Circuit City Stores                                 114,482            2,804,809
Gap                                                  46,100              799,835
Home Depot                                          814,241           28,262,305
Lowe's Companies                                     83,594            2,369,890
Office Depot                                        109,398(b)         3,943,798
RadioShack                                           76,600            1,238,622
                                                                  --------------
Total                                                                 47,451,823
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED EQUITY FUND -- 2006 ANNUAL REPORT 15

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                              SHARES              VALUE(a)
TEXTILES, APPAREL & LUXURY GOODS (0.8%)
Coach                                                79,115(b)    $    2,271,392
Jones Apparel Group                                  45,056            1,333,658
Liz Claiborne                                        54,222            1,916,748
Nike Cl B                                            77,946            6,157,733
VF                                                   42,284            2,867,701
                                                                  --------------
Total                                                                 14,547,232
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (4.5%)
Fannie Mae                                          864,002           41,394,337
Freddie Mac                                         370,677           21,447,371
Golden West Financial                                28,932            2,131,131
MGIC Investment                                      83,228            4,736,505
Washington Mutual                                   371,876           16,622,857
                                                                  --------------
Total                                                                 86,332,201
--------------------------------------------------------------------------------

TOBACCO (0.3%)
Reynolds American                                    31,558            4,000,924
UST                                                  42,237            2,135,080
                                                                  --------------
Total                                                                  6,136,004
--------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.1%)
WW Grainger                                          26,000            1,614,340
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $1,860,992,930)                                            $1,912,334,921
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM SECURITIES (1.0%)(g)
--------------------------------------------------------------------------------

                                                   AMOUNT
                                    EFFECTIVE    PAYABLE AT
ISSUER                                YIELD       MATURITY              VALUE(a)
COMMERCIAL PAPER
Chesham Finance LLC
    08-01-06                          5.30%     $ 9,300,000       $    9,298,631
Park Avenue Receivables
    08-01-06                          5.26       10,000,000(h)         9,998,539
--------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $19,300,000)                                               $   19,297,170
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,880,292,930)(i)                                         $1,931,632,091
================================================================================

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------

16 RIVERSOURCE DISCIPLINED EQUITY FUND -- 2006 ANNUAL REPORT

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At July 31, 2006, the value of foreign securities represented 0.3% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 6 to the financial statements):

      TYPE OF SECURITY                                               CONTRACTS
      --------------------------------------------------------------------------
      PURCHASE CONTRACTS
      S&P 500 Index, Sept. 2006                                             10

(f) At July 31, 2006, security was partially or fully on loan. See Note 5 to the financial statements.

(g) Cash collateral received from security lending activity is invested in short-term securities and represents 0.7% of net assets. See Note 5 to the financial statements. 0.3% of net assets is the Fund's cash equivalent position.

(h) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, the value of these securities amounted to $9,998,539 or 0.5% of net assets.

(i) At July 31, 2006, the cost of securities for federal income tax purposes was $1,886,733,114 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $133,513,607
      Unrealized depreciation                                       (88,614,630)
      --------------------------------------------------------------------------
      Net unrealized appreciation                                  $ 44,898,977
      --------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED EQUITY FUND -- 2006 ANNUAL REPORT 17

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

JULY 31, 2006

ASSETS
Investments in securities, at value (Note 1)*
   (identified cost $1,880,292,930)                                                      $ 1,931,632,091
Cash in bank on demand deposit                                                                    74,107
Capital shares receivable                                                                         91,310
Dividends and accrued interest receivable                                                      2,934,007
Receivable for investment securities sold                                                      6,028,457
--------------------------------------------------------------------------------------------------------
Total assets                                                                               1,940,759,972
--------------------------------------------------------------------------------------------------------

LIABILITIES
Capital shares payable                                                                            56,337
Payable for investment securities purchased                                                    7,415,109
Payable upon return of securities loaned (Note 5)                                             12,542,000
Accrued investment management services fee                                                        92,826
Accrued distribution fee                                                                          34,378
Accrued service fee                                                                                1,842
Accrued transfer agency fee                                                                        3,847
Accrued administrative services fee                                                                8,510
Other accrued expenses                                                                           138,925
--------------------------------------------------------------------------------------------------------
Total liabilities                                                                             20,293,774
--------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                                       $ 1,920,466,198
========================================================================================================

REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                                                 $     2,849,072
Additional paid-in capital                                                                 1,747,484,700
Undistributed net investment income                                                            7,730,352
Accumulated net realized gain (loss)                                                         111,045,186
Unrealized appreciation (depreciation) on investments (Note 6)
   and on translation of assets and liabilities in foreign currencies                         51,356,888
--------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
   outstanding capital stock                                                             $ 1,920,466,198
========================================================================================================
Net assets applicable to outstanding shares:              Class A                        $ 1,367,875,719
                                                          Class B                        $    73,443,835
                                                          Class C                        $     2,713,393
                                                          Class I                        $   252,289,749
                                                          Class Y                        $   224,143,502
Net asset value per share of outstanding capital stock:   Class A shares   203,067,775   $          6.74
                                                          Class B shares    11,039,576   $          6.65
                                                          Class C shares       408,104   $          6.65
                                                          Class I shares    37,225,107   $          6.78
                                                          Class Y shares    33,166,659   $          6.76
--------------------------------------------------------------------------------------------------------
* Including securities on loan, at value (Note 5)                                        $    12,108,000
--------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

18 RIVERSOURCE DISCIPLINED EQUITY FUND -- 2006 ANNUAL REPORT

STATEMENT OF OPERATIONS

YEAR ENDED JULY 31, 2006

INVESTMENT INCOME
Income:
Dividends                                                               $  16,282,126
Interest                                                                      716,235
Fee income from securities lending (Note 5)                                   155,122
--------------------------------------------------------------------------------------
Total income                                                               17,153,483
--------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                          5,175,451
Distribution fee
   Class A                                                                  1,426,565
   Class B                                                                    427,156
   Class C                                                                     12,242
Transfer agency fee                                                           817,369
Incremental transfer agency fee
   Class A                                                                     53,677
   Class B                                                                     15,355
   Class C                                                                        413
Service fee -- Class Y                                                        102,311
Administrative services fees and expenses                                     496,810
Compensation of board members                                                  12,463
Custodian fees                                                                 44,374
Printing and postage                                                           69,241
Registration fees                                                              80,409
Audit fees                                                                     29,000
Other                                                                           6,064
--------------------------------------------------------------------------------------
Total expenses                                                              8,768,900
   Expenses waived/reimbursed by the Investment Manager and its
      affiliates (Note 2)                                                    (262,058)
--------------------------------------------------------------------------------------
                                                                            8,506,842
   Earnings and bank fee credits on cash balances (Note 2)                    (62,624)
--------------------------------------------------------------------------------------
Total net expenses                                                          8,444,218
--------------------------------------------------------------------------------------
Investment income (loss) -- net                                             8,709,265
--------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                                         122,663,564
   Foreign currency transactions                                               12,886
   Futures contracts                                                         (688,122)
   Reimbursement from affiliate (Note 2)                                      212,116
--------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                   122,200,444
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies    (121,608,827)
--------------------------------------------------------------------------------------
Net gain (loss) on investments                                                591,617
--------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         $   9,300,882
======================================================================================

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED EQUITY FUND -- 2006 ANNUAL REPORT 19

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED JULY 31,                                         2006           2005
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                        $   8,709,265   $   658,382
Net realized gain (loss) on investments                  122,200,444     3,796,315
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                    (121,608,827)    5,439,579
-----------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                              9,300,882     9,894,276
-----------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                               (354,341)      (62,837)
      Class B                                                (19,051)           --
      Class C                                                   (767)           --
      Class I                                             (1,329,352)     (142,494)
      Class Y                                                   (391)         (172)
   Net realized gain
      Class A                                             (1,913,998)     (327,285)
      Class B                                               (540,285)     (102,880)
      Class C                                                (14,293)       (3,213)
      Class I                                             (5,176,835)     (723,932)
      Class Y                                                 (1,940)         (727)
-----------------------------------------------------------------------------------
Total distributions                                       (9,351,253)   (1,363,540)
-----------------------------------------------------------------------------------


------------------------------------------------------------------------------

20 RIVERSOURCE DISCIPLINED EQUITY FUND -- 2006 ANNUAL REPORT

YEAR ENDED JULY 31,                                      2006             2005
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                              57,119,187      21,609,484
   Class B shares                                        8,354,913       6,978,820
   Class C shares                                          459,648          77,713
   Class I shares                                      127,309,091      66,292,986
   Class Y shares                                        1,874,060           7,000
Fund merger (Note 8)
   Class A shares                                    1,396,617,869              --
   Class B shares                                       85,982,462              --
   Class C shares                                        2,432,014              --
   Class I shares                                       37,756,460              --
   Class Y shares                                      274,057,962              --
Reinvestment of distributions at net asset value
   Class A shares                                        2,250,671         346,177
   Class B shares                                          553,930         100,334
   Class C shares                                           13,921           2,894
   Class I shares                                        6,505,529         866,109
   Class Y shares                                            1,577             505
Payments for redemptions
   Class A shares                                     (116,576,502)     (9,642,178)
   Class B shares (Note 2)                             (29,916,465)     (1,046,545)
   Class C shares (Note 2)                                (373,393)        (48,696)
   Class I shares                                       (1,598,499)       (150,008)
   Class Y shares                                      (51,682,981)             --
-----------------------------------------------------------------------------------
Increase (decrease) in net assets from capital
   share transactions                                1,801,141,454      85,394,595
-----------------------------------------------------------------------------------
Total increase (decrease) in net assets              1,801,091,083      93,925,331
Net assets at beginning of year                        119,375,115      25,449,784
-----------------------------------------------------------------------------------
Net assets at end of year                          $ 1,920,466,198   $ 119,375,115
===================================================================================
Undistributed net investment income                $     7,730,352   $     503,820
-----------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED EQUITY FUND -- 2006 ANNUAL REPORT 21

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Large Cap Series, Inc. (formerly AXP Growth Series, Inc.) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Large Cap Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in equity securities of companies listed on U.S. exchanges with market capitalizations greater than $5 billion at the time of purchase.

The Fund offers Class A, Class B, Class C and Class Y shares.

o     Class A shares are sold with a front-end sales charge.

o     Class B shares may be subject to a contingent deferred sales charge
      (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

o     Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

The Fund offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares have no sales charge and are made available through a separate prospectus supplement provided to investors eligible to purchase the shares. At July 31, 2006, Ameriprise Financial, Inc. (Ameriprise Financial) and the affiliated funds-of-funds owned 100% of Class I shares, which represents 13.14% of the Fund's net assets.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fees and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.


------------------------------------------------------------------------------

22 RIVERSOURCE DISCIPLINED EQUITY FUND -- 2006 ANNUAL REPORT

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Pursuant to procedures adopted by the Board of Directors of the funds, Ameriprise Financial utilizes Fair Value Pricing (FVP). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has actually caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the New York Stock Exchange. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following trading day. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the portfolio holdings such that shareholder transactions receive a fair net asset value. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED EQUITY FUND -- 2006 ANNUAL REPORT 23

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.


------------------------------------------------------------------------------

24 RIVERSOURCE DISCIPLINED EQUITY FUND -- 2006 ANNUAL REPORT

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $190,957 and accumulated net realized gain been increased by $1,692,143 resulting in a net reclassification adjustment to decrease paid-in capital by $1,883,100.

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED JULY 31,                                       2006         2005
------------------------------------------------------------------------------
CLASS A
Distributions paid from:
   Ordinary income ................................   $ 1,705,386   $ 202,166
   Long-term capital gain .........................       562,953     187,956

CLASS B
Distributions paid from:
   Ordinary income ................................       400,261      43,797
   Long-term capital gain .........................       159,075      59,083

CLASS C
Distributions paid from:
   Ordinary income ................................        10,856       1,368
   Long-term capital gain .........................         4,204       1,845

CLASS I
Distributions paid from:
   Ordinary income ................................     4,989,806     450,678
   Long-term capital gain .........................     1,516,381     415,748

CLASS Y
Distributions paid from:
   Ordinary income ................................         1,765         481
   Long-term capital gain .........................           566         418


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED EQUITY FUND -- 2006 ANNUAL REPORT 25

At July 31, 2006, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income ................................   $ 73,652,391
Accumulated long-term gain (loss) ............................   $ 51,560,111
Unrealized appreciation (depreciation) .......................   $ 44,919,924

RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of the Fund are being evaluated to determine the impact, if any, that will result from the adoption of FIN 48.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend. On March 7, 2006, an additional dividend was paid before the merger to ensure that current shareholders of RiverSource Disciplined Equity Fund would not experience a dilution in their share of the Fund's income or capital gains.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. Prior to Oct. 1, 2005, investment management services were provided by Ameriprise Financial. The management fee is a percentage of the Fund's average daily net assets that declines from 0.60% to 0.375% annually as the Fund's assets increase. Prior to March 1, 2006, the management fee percentage of the Fund's average daily net assets declined from 0.60% to 0.48% annually as the Fund's assets increased. The fee may be adjusted upward or downward by a performance


------------------------------------------------------------------------------

26 RIVERSOURCE DISCIPLINED EQUITY FUND -- 2006 ANNUAL REPORT incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper Large-Cap Core Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the fee by $77,739 for the year ended July 31, 2006.

Under the current Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. Prior to Oct. 1, 2005, the fee percentage of the Fund's average daily net assets declined from 0.05% to 0.02% annually as the Fund's assets increased. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the Board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o     Class A $19.50

o     Class B $20.50

o     Class C $20.00

o     Class Y $17.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

Class I pays a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED EQUITY FUND -- 2006 ANNUAL REPORT 27

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to those shares. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $293,648 for Class A, $29,031 for Class B and $52 for Class C for the year ended July 31, 2006.

For the year ended July 31, 2006, the Investment Manager and its affiliates waived certain fees and expenses to 1.02% for Class A, 1.82% for Class B, 1.81% for Class C, 0.70% for Class I and 0.84% for Class Y. Of these waived fees and expenses, the transfer agency fees waived for Class A, Class B, Class C and Class Y were $73,809, $3,726, $178 and $1, respectively, and the management fees waived at the Fund level were $184,344. Effective as of Oct. 1, 2005, the Investment Manager and its affiliates had agreed to waive certain fees and expenses until March 10, 2006, such that net expenses, before giving effect to any performance incentive adjustment, would not exceed 1.25% for Class A, 2.04% for Class B, 2.06% for Class C, 0.93% for Class I and 1.06% for Class Y of the Fund's average daily net assets. Effective as of March 11, 2006, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until July 31, 2007, unless sooner terminated at the discretion of the Board, such that net expenses before giving effect to any performance incentive adjustment, will not exceed 1.00% for Class A, 1.78% for Class B, 1.77% for Class C, 0.64% for Class I and 0.84% for Class Y of the Fund's average daily net assets.

During the year July 31, 2006, the Fund's custodian and transfer agency fees were reduced by $62,624 as a result of earnings and bank fee credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

In addition, the Fund received a one time reimbursement of $212,116 by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. This amount was insignificant to the Fund's net asset value and total return.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $2,776,607,128 (including $1,617,217,195 from RiverSource Stock Fund that was acquired in the fund merger as described in
Note 8) and $1,151,292,444 respectively, for the year ended July 31, 2006. Realized gains and losses are determined on an identified cost basis.


------------------------------------------------------------------------------

28 RIVERSOURCE DISCIPLINED EQUITY FUND -- 2006 ANNUAL REPORT

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                             YEAR ENDED JULY 31, 2006
                             CLASS A       CLASS B    CLASS C     CLASS I      CLASS Y
----------------------------------------------------------------------------------------
Sold                         8,536,165    1,250,216    68,880   18,763,732      276,369
Fund merger                207,275,407   12,879,602   364,574    5,576,952   40,564,166
Issued for reinvested
   distributions               337,195       83,745     2,104      969,971          235
Redeemed                   (17,270,329)  (4,576,044)  (55,973)    (237,632)  (7,679,229)
----------------------------------------------------------------------------------------
Net increase (decrease)    198,878,438    9,637,519   379,585   25,073,023   33,161,541
----------------------------------------------------------------------------------------

                                             YEAR ENDED JULY 31, 2005
                             CLASS A       CLASS B    CLASS C     CLASS I      CLASS Y
----------------------------------------------------------------------------------------
Sold                         3,401,658    1,109,408    12,216   10,493,500        1,160
Issued for reinvested
   distributions                54,345       15,850       457      135,541           79
Redeemed                    (1,531,238)    (165,421)   (7,726)     (24,014)          --
----------------------------------------------------------------------------------------
Net increase (decrease)      1,924,765      959,837     4,947   10,605,027        1,239
----------------------------------------------------------------------------------------

5. LENDING OF PORTFOLIO SECURITIES

At July 31, 2006, securities valued at $12,108,000 were on loan to brokers. For collateral, the Fund received $12,542,000 in cash. Cash collateral received is invested in short-term securities, which are included in the short-term section of the "Investments in securities." Income from securities lending amounted to $155,122 for year ended July 31, 2006. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. STOCK INDEX FUTURES CONTRACTS

At July 31, 2006, investments in securities included securities valued at $812,940 that were pledged as collateral to cover initial margin deposits on 10 open purchase contracts. The notional market value of the open purchase contracts at July 31, 2006 was $3,204,500 with a net unrealized loss of $3,220. See "Summary of significant accounting policies" and "Notes to investments in securities."

7. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 20, 2005. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40%


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED EQUITY FUND -- 2006 ANNUAL REPORT 29
or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. Prior to this agreement, the Fund had a revolving credit agreement that permitted borrowings up to $500 million with The Bank of New York. The Fund had no borrowings outstanding during the year ended July 31, 2006.

8. FUND MERGER

At the close of business on March 10, 2006, RiverSource Disciplined Equity Fund acquired the assets and assumed the identified liabilities of RiverSource Stock Fund. The reorganization was completed after shareholders approved the plan on Feb. 15, 2006.

The aggregate net assets of RiverSource Disciplined Equity Fund immediately before the acquisition were $207,410,855 and the combined net assets immediately after the acquisition were $2,004,257,622.

The merger was accomplished by a tax-free exchange of 87,585,087 shares of RiverSource Stock Fund valued at $1,796,846,767.

In exchange for the RiverSource Stock Fund shares and net assets, RiverSource Disciplined Equity Fund issued the following number of shares:

                                                                    SHARES
------------------------------------------------------------------------------
Class A                                                           207,275,407
Class B                                                            12,879,602
Class C                                                               364,574
Class I                                                             5,576,952
Class Y                                                            40,564,166
------------------------------------------------------------------------------

RiverSource Stock Fund's net assets after adjustments for any permanent book-to-tax differences at the merger date were as follows, which include the following amounts of capital stock, unrealized appreciation, accumulated net realized loss and undistributed net income.

                    TOTAL           CAPITAL        UNREALIZED       ACCUMULATED      UNDISTRIBUTED
                  NET ASSETS         STOCK        APPRECIATION   NET REALIZED LOSS     NET INCOME
--------------------------------------------------------------------------------------------------
RiverSource
   Stock Fund   $1,796,846,767   $1,638,521,442   $166,822,042      $(8,526,929)        $30,212
--------------------------------------------------------------------------------------------------

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. In connection with these matters, the SEC and


------------------------------------------------------------------------------

30 RIVERSOURCE DISCIPLINED EQUITY FUND -- 2006 ANNUAL REPORT

MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED EQUITY FUND -- 2006 ANNUAL REPORT 31

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds.

10. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------------------------------
Fiscal period ended July 31,                                   2006      2005      2004      2003(b)
Net asset value, beginning of period                        $  6.70   $  5.95   $  5.44   $  5.00
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                    .06       .04       .02       .01
Net gains (losses) (both realized and unrealized)               .35       .90       .63       .43
------------------------------------------------------------------------------------------------------
Total from investment operations                                .41       .94       .65       .44
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                           (.06)     (.03)     (.02)       --
Distributions from realized gains                              (.31)     (.16)     (.12)       --
------------------------------------------------------------------------------------------------------
Total distributions                                            (.37)     (.19)     (.14)       --
------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $  6.74   $  6.70   $  5.95   $  5.44
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                     $ 1,368   $    28   $    13   $     8
------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)           1.02%     1.25%     1.13%     1.22%(e)
------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily
net assets                                                      .95%      .84%      .65%      .81%(e)
------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)       137%       64%       64%       17%
------------------------------------------------------------------------------------------------------
Total return(f)                                                6.25%    15.95%    11.99%     8.80%(g)
------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from April 24, 2003 (when shares became publicly available) to July 31, 2003.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 1.05%, 1.35%, 1.91% and 7.39% for the periods ended July 31, 2006, 2005, 2004 and 2003, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

32 RIVERSOURCE DISCIPLINED EQUITY FUND -- 2006 ANNUAL REPORT

CLASS B

--------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
--------------------------------------------------------------------------------------------------------
Fiscal period ended July 31,                                   2006      2005      2004       2003(b)
Net asset value, beginning of period                        $  6.62   $  5.90   $  5.43    $  5.00
--------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                    .01       .02      (.02)        --
Net gains (losses) (both realized and unrealized)               .34       .86       .61        .43
--------------------------------------------------------------------------------------------------------
Total from investment operations                                .35       .88       .59        .43
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                           (.01)       --        --         --
Distributions from realized gains                              (.31)     (.16)     (.12)        --
--------------------------------------------------------------------------------------------------------
Total distributions                                            (.32)     (.16)     (.12)        --
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $  6.65   $  6.62   $  5.90    $  5.43
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                     $    73   $     9   $     3    $     1
--------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)           1.82%     2.04%     1.95%      2.01%(e)
--------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily
net assets                                                      .20%      .06%     (.16%)     (.08%)(e)
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)       137%       64%       64%        17%
--------------------------------------------------------------------------------------------------------
Total return(f)                                                5.42%    15.03%    10.95%      8.60%(g)
--------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from April 24, 2003 (when shares became publicly available) to July 31, 2003.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.85%, 2.13%, 2.73% and 8.18% for the periods ended July 31, 2006, 2005, 2004 and 2003, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED EQUITY FUND -- 2006 ANNUAL REPORT 33

CLASS C

--------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
--------------------------------------------------------------------------------------------------------
Fiscal period ended July 31,                                   2006      2005      2004       2003(b)
Net asset value, beginning of period                        $  6.62   $  5.90   $  5.43    $  5.00
--------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                    .01       .01      (.02)        --
Net gains (losses) (both realized and unrealized)               .35       .87       .61        .43
--------------------------------------------------------------------------------------------------------
Total from investment operations                                .36       .88       .59        .43
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                           (.02)       --        --         --
Distributions from realized gains                              (.31)     (.16)     (.12)        --
--------------------------------------------------------------------------------------------------------
Total distributions                                            (.33)     (.16)     (.12)        --
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $  6.65   $  6.62   $  5.90    $  5.43
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                     $     3   $    --   $    --    $    --
--------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)           1.81%     2.06%     1.95%      2.01%(e)
--------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily
net assets                                                      .20%      .02%     (.17%)     (.05%)(e)
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)       137%       64%       64%        17%
--------------------------------------------------------------------------------------------------------
Total return(f)                                                5.51%    15.03%    10.96%      8.60%(g)
--------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from April 24, 2003 (when shares became publicly available) to July 31, 2003.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.84%, 2.13%, 2.73% and 8.20% for the periods ended July 31, 2006, 2005, 2004 and 2003, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

34 RIVERSOURCE DISCIPLINED EQUITY FUND -- 2006 ANNUAL REPORT

CLASS I

--------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
--------------------------------------------------------------------------------------------------
Fiscal period ended July 31,                                  2006         2005      2004(b)
Net asset value, beginning of period                        $ 6.73      $  5.96   $  5.99
--------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   .08          .04       .02
Net gains (losses) (both realized and unrealized)              .36          .92      (.05)
--------------------------------------------------------------------------------------------------
Total from investment operations                               .44          .96      (.03)
--------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                          (.08)        (.03)       --
Distributions from realized gains                             (.31)        (.16)       --
--------------------------------------------------------------------------------------------------
Total distributions                                           (.39)        (.19)       --
--------------------------------------------------------------------------------------------------
Net asset value, end of period                              $ 6.78      $  6.73   $  5.96
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                     $  252      $    82   $     9
--------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)               .70%(d)      .91%      .93%(d),(e)
--------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily
net assets                                                    1.41%        1.19%     5.35%(e)
--------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)      137%          64%       64%
--------------------------------------------------------------------------------------------------
Total return(f)                                               6.73%       16.29%     (.50%)(g)
--------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   Inception date is July 15, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class I would have been 0.72% and 1.27% for the periods ended July 31, 2006 and 2004, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED EQUITY FUND -- 2006 ANNUAL REPORT 35

CLASS Y

------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------------------------------
Fiscal period ended July 31,                                   2006      2005      2004      2003(b)
Net asset value, beginning of period                        $  6.71   $  5.95   $  5.45   $  5.00
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                    .07       .05       .03       .01
Net gains (losses) (both realized and unrealized)               .36       .91       .61       .44
------------------------------------------------------------------------------------------------------
Total from investment operations                                .43       .96       .64       .45
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                           (.07)     (.04)     (.02)       --
Distributions from realized gains                              (.31)     (.16)     (.12)       --
------------------------------------------------------------------------------------------------------
Total distributions                                            (.38)     (.20)     (.14)       --
------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $  6.76   $  6.71   $  5.95   $  5.45
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                     $   224   $    --   $    --   $    --
------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)            .84%     1.06%      .98%     1.01%(e)
------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily
net assets                                                     1.10%     1.03%      .78%      .90%(e)
------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)       137%       64%       64%       17%
------------------------------------------------------------------------------------------------------
Total return(f)                                                6.48%    16.25%    11.87%     9.00%(g)
------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from April 24, 2003 (when shares became publicly available) to July 31, 2003.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class Y would have been 0.87%, 1.18%, 1.76% and 7.20% for the periods ended July 31, 2006, 2005, 2004 and 2003, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

36 RIVERSOURCE DISCIPLINED EQUITY FUND -- 2006 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD AND SHAREHOLDERS
RIVERSOURCE LARGE CAP SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of RiverSource Disciplined Equity Fund (a series of RiverSource Large Cap Series, Inc.) as of July 31, 2006, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended July 31, 2006, and the financial highlights for each of the years in the three-year period ended July 31, 2006 and for the period from April 24, 2003 (when shares became publicly available) to July 31, 2003. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource Disciplined Equity Fund as of July 31, 2006, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Minneapolis, Minnesota

September 20, 2006


------------------------------------------------------------------------------

RIVERSOURCE DISCIPLINED EQUITY FUND -- 2006 ANNUAL REPORT 37

INVESTMENTS IN SECURITIES

JULY 31, 2006

(Percentages represent value of investments compared to net assets)

-------------------------------------------------------------------------------------
COMMON STOCKS (97.3%)
-------------------------------------------------------------------------------------
ISSUER                                                SHARES               VALUE(a)
AEROSPACE & DEFENSE (1.3%)
Boeing                                                 249,541           $ 19,319,464
Honeywell Intl                                         433,383             16,771,922
Lockheed Martin                                         89,507              7,131,918
                                                                         ------------
Total                                                                      43,223,304
-------------------------------------------------------------------------------------

AIRLINES (0.1%)
UAL                                                    173,756(b,d)         4,541,982
-------------------------------------------------------------------------------------

BEVERAGES (2.3%)
Coca-Cola                                              423,768             18,857,676
PepsiCo                                                927,703             58,797,816
                                                                         ------------
Total                                                                      77,655,492
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (5.3%)
Amgen                                                  855,676(b)          59,674,844
Biogen Idec                                          1,263,054(b)          53,199,834
Genentech                                              675,812(b,d)        54,619,126
Gilead Sciences                                        152,214(b)           9,358,117
                                                                         ------------
Total                                                                     176,851,921
-------------------------------------------------------------------------------------

CAPITAL MARKETS (0.2%)
KKR Private Equity
 Investors LP Unit                                     288,011(b)           6,768,259
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (7.7%)
Alcatel                                              1,350,957(b,c)        15,236,857
Cisco Systems                                        6,145,565(b)         109,698,334
Lucent Technologies                                 18,979,960(b)          40,427,315
Motorola                                             2,930,960             66,708,650
Nortel Networks                                      9,145,144(b,c)        17,924,482
Sonus Networks                                       1,465,310(b)           6,564,589
                                                                         ------------
Total                                                                     256,560,227
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.0%)
Apple Computer                                          91,569(b)           6,223,029
Dell                                                 1,261,266(b)          27,344,248
EMC                                                    843,513(b)           8,561,657
Hewlett-Packard                                        788,328             25,155,546
                                                                         ------------
Total                                                                      67,284,480
-------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------------------------
ISSUER                                                  SHARES             VALUE(a)
DIVERSIFIED FINANCIAL SERVICES (0.4%)
Bank of America                                        141,256           $  7,278,922
Citigroup                                              140,885              6,806,154
                                                                         ------------
Total                                                                      14,085,076
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.9%)
BellSouth                                              146,246              5,728,456
Embarq                                                 948,961(b)          42,940,486
NeuStar Cl A                                           103,492(b)           3,193,763
Windstream                                             975,170             12,218,875
                                                                         ------------
Total                                                                      64,081,580
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.1%)
Safeway                                                897,488             25,201,463
Wal-Mart Stores                                        245,322             10,916,829
                                                                         ------------
Total                                                                      36,118,292
-------------------------------------------------------------------------------------

FOOD PRODUCTS (1.2%)
General Mills                                          134,676              6,989,684
Kellogg                                                669,347             32,242,445
                                                                         ------------
Total                                                                      39,232,129
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (3.0%)
Boston Scientific                                    4,818,598(b)          81,964,352
Medtronic                                              400,459             20,231,189
                                                                         ------------
Total                                                                     102,195,541
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.2%)
Cardinal Health                                        656,915             44,013,305
UnitedHealth Group                                   1,357,443             64,926,499
                                                                         ------------
Total                                                                     108,939,804
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (3.7%)
Colgate-Palmolive                                      708,252             42,013,509
Procter & Gamble                                     1,198,085             67,332,376
Spectrum Brands                                      2,101,127(b,d)        14,224,630
                                                                         ------------
Total                                                                     123,570,515
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.8%)
General Electric                                     1,885,572             61,639,349
-------------------------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------

14 RIVERSOURCE GROWTH FUND - 2006 ANNUAL REPORT

-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------------------------
ISSUER                                                SHARES               VALUE(a)
INSURANCE (1.9%)
ACE                                                    360,351(c)        $ 18,568,887
American Intl Group                                    738,668             44,814,988
                                                                         ------------
Total                                                                      63,383,875
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (4.4%)
eBay                                                   330,874(b)           7,964,137
Google Cl A                                            335,347(b,f)       129,645,150
Yahoo!                                                 306,740(b)           8,324,924
                                                                         ------------
Total                                                                     145,934,211
-------------------------------------------------------------------------------------

IT SERVICES (0.3%)
First Data                                             284,759             11,632,405
-------------------------------------------------------------------------------------

MACHINERY (0.3%)
Deere & Co                                              40,851              2,964,557
Flowserve                                              159,110(b)           8,241,898
                                                                         ------------
Total                                                                      11,206,455
-------------------------------------------------------------------------------------

MEDIA (12.9%)
Cablevision
 Systems Cl A                                          689,050             15,331,363
Comcast Cl A                                         1,237,688(b,d)        42,551,713
Liberty Global Cl A                                  2,756,112(b)          60,221,047
Liberty Global Series C                                787,014(b)          16,668,957
News Corp Cl A                                       1,067,043             20,529,907
NTL                                                 10,694,281            244,364,321
Viacom Cl B                                            258,837(b)           9,020,469
Vivendi                                                632,519(c)          21,417,879
WorldSpace Cl A                                        419,274(b,d)         1,320,713
XM Satellite Radio
 Holdings Cl A                                         232,755(b)           2,699,958
                                                                         ------------
Total                                                                     434,126,327
-------------------------------------------------------------------------------------

METALS & MINING (1.3%)
Coeur d'Alene Mines                                  4,180,885(b)          19,984,630
Newmont Mining                                         448,091             22,955,702
                                                                         ------------
Total                                                                      42,940,332
-------------------------------------------------------------------------------------

MULTILINE RETAIL (0.7%)
Federated Department
 Stores                                                400,888             14,075,178
Target                                                 195,902              8,995,820
                                                                         ------------
Total                                                                      23,070,998
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------------------------
ISSUER                                                SHARES               VALUE(a)
OIL, GAS & CONSUMABLE FUELS (4.6%)
Aventine Renewable
 Energy Holdings                                         6,120(b)        $    181,152
Chevron                                                144,847              9,528,036
ConocoPhillips                                         139,108              9,548,373
Exxon Mobil                                          1,243,096             84,207,323
Kerr-McGee                                             712,252             50,000,090
Kinder Morgan
 Management LLC                                             --(b)                  14
                                                                         ------------
Total                                                                     153,464,988
-------------------------------------------------------------------------------------

PHARMACEUTICALS (10.1%)
AstraZeneca                                            412,763(c)          25,202,652
Bristol-Myers Squibb                                 2,022,088             48,469,449
Eli Lilly & Co                                         146,525              8,318,224
Johnson & Johnson                                      695,513             43,504,338
Merck & Co                                             668,908             26,936,925
Novartis ADR                                           167,811(c)           9,434,334
Pfizer                                               4,849,143            126,029,227
Roche Holding                                           80,668(c)          14,354,670
Schering-Plough                                        742,196             15,170,486
Teva Pharmaceutical
 Inds ADR                                              615,008(c)          20,344,465
                                                                         ------------
Total                                                                     337,764,770
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.6%)
Freescale
 Semiconductor Cl A                                  1,359,161(b)          38,912,779
Freescale
 Semiconductor Cl B                                    304,402(b)           8,681,545
Integrated
 Device Technology                                   1,588,217(b)          24,569,717
Intel                                                  798,885             14,379,930
                                                                         ------------
Total                                                                      86,543,971
-------------------------------------------------------------------------------------

SOFTWARE (3.6%)
Adobe Systems                                          180,496(b)           5,145,941
Microsoft                                            3,416,168             82,090,517
Symantec                                             1,985,876(b)          34,494,666
                                                                         ------------
Total                                                                     121,731,124
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.4%)
Countrywide Financial                                  333,239             11,939,953
-------------------------------------------------------------------------------------

TOBACCO (2.7%)
Altria Group                                           920,247             73,592,153
Imperial Tobacco
 Group ADR                                             268,384(c)          17,512,056
                                                                         ------------
Total                                                                      91,104,209
-------------------------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------

RIVERSOURCE GROWTH FUND - 2006 ANNUAL REPORT 15

-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------------------------
ISSUER                                                SHARES              VALUE(a)

WIRELESS TELECOMMUNICATION SERVICES (16.3%)
ALLTEL                                               1,784,672         $   98,460,354
Hutchison
 Telecommunications
 Intl                                               14,147,310(b,c)        24,580,585
Orascom Telecom
 Holding GDR                                           748,715(c)          35,788,577
Partner
 Communications ADR                                    156,160(c)           1,449,165
Sprint Nextel                                       13,203,529            261,429,873
Vodafone Group                                      45,207,225(c)          98,159,281
Vodafone Group ADR                                     443,566(c)           9,616,500
Vodafone Group Cl B                                 51,665,401(c)          14,475,102
                                                                       --------------
Total                                                                     543,959,437
-------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $3,301,032,532)                                                 $3,261,551,006
-------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------
OPTIONS PURCHASED (0.5%)
-------------------------------------------------------------------------------------
ISSUER                       CONTRACTS        EXERCISE     EXPIRATION      VALUE(a)
                                                PRICE         DATE
PUTS
Google Cl A                      1,677          $380       Dec. 2006     $  4,242,810
S&P 500 Index                   25,461           123       Dec. 2006        6,237,945
S&P 500 Index                   17,779           125       Dec. 2006        5,333,700
-------------------------------------------------------------------------------------
TOTAL OPTIONS PURCHASED
(Cost: $20,362,846)                                                      $ 15,814,455
-------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------
SHORT-TERM SECURITIES (2.3%)(e)
-------------------------------------------------------------------------------------
ISSUER                            EFFECTIVE           AMOUNT              VALUE(a)
                                    YIELD           PAYABLE AT
                                                     MATURITY
COMMERCIAL PAPER
Chesham Finance LLC
 08-01-06                           5.30%           $ 3,800,000        $    3,799,441
Deer Valley Funding LLC
 08-14-06                           5.32             30,000,000            29,938,050
Ebury Finance LLC
 08-07-06                           5.31             20,000,000            19,979,389
Fairway Finance
 08-21-06                           5.32              2,700,000(g)          2,691,652
Nieuw Amsterdam
 08-08-06                           5.30             21,700,000(g)         21,674,490
-------------------------------------------------------------------------------------
TOTAL SHORT-TERM SECURITIES
(Cost: $78,094,537)                                                    $   78,083,022
-------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,399,489,915)(h)                                              $3,355,448,483
=====================================================================================

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------

16 RIVERSOURCE GROWTH FUND - 2006 ANNUAL REPORT

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At July 31, 2006, the value of foreign securities represented 10.3% of net assets.

(d) At July 31, 2006, security was partially or fully on loan. See Note 5 to the financial statements.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 0.4% of net assets. See Note 5 to the financial statements. 1.9% of net assets is the Fund's cash equivalent position.

(f) At July 31, 2006, securities valued at $97,229,900 were held to cover open call options written as follows (see Note 6 to the financial statements):

      ISSUER           CONTRACTS      EXERCISE      EXPIRATION        VALUE(a)
                                       PRICE           DATE
      --------------------------------------------------------------------------
      Google Cl A        2,515          $420         Dec. 2006       $5,055,150

(g) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, the value of these securities amounted to $24,366,142 or 0.7% of net assets.

(h) At July 31, 2006, the cost of securities for federal income tax purposes was $3,427,733,857 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $ 161,569,355
      Unrealized depreciation                                      (233,854,729)
      -------------------------------------------------------------------------
      Net unrealized depreciation                                 $ (72,285,374)
      -------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

RIVERSOURCE GROWTH FUND - 2006 ANNUAL REPORT 17

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

JULY 31, 2006

ASSETS
Investments in securities, at value (Note 1)*
  (identified cost $3,399,489,915)                                                     $3,355,448,483
Foreign currency holdings (identified cost $19,430) (Note 1)                                   19,548
Capital shares receivable                                                                     436,036
Dividends and accrued interest receivable                                                   6,695,752
Receivable for investment securities sold                                                  57,826,520
-----------------------------------------------------------------------------------------------------
Total assets                                                                            3,420,426,339
-----------------------------------------------------------------------------------------------------

LIABILITIES
Disbursements in excess of cash on demand deposit                                             112,189
Capital shares payable                                                                        141,186
Payable for investment securities purchased                                                46,555,970
Payable upon return of securities loaned (Note 5)                                          14,835,000
Accrued investment management services fee                                                    158,260
Accrued distribution fee                                                                       88,576
Accrued service fee                                                                             2,206
Accrued transfer agency fee                                                                    24,778
Accrued administrative services fee                                                            14,201
Other accrued expenses                                                                        406,709
Options contracts written, at value (premiums received $5,531,700) (Note 6)                 5,055,150
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                          67,394,225
-----------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                                     $3,353,032,114
=====================================================================================================

REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                                               $    1,184,563
Additional paid-in capital                                                              3,933,352,194
Undistributed net investment income                                                        21,642,770
Accumulated net realized gain (loss) (Note 8)                                            (559,606,585)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign currencies                      (43,540,828)
-----------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock               $3,353,032,114
=====================================================================================================
Net assets applicable to outstanding shares:            Class A                        $2,350,963,254
                                                        Class B                        $  462,284,256
                                                        Class C                        $   18,728,947
                                                        Class I                        $  255,882,653
                                                        Class Y                        $  265,173,004
Net asset value per share of outstanding capital stock: Class A shares   82,166,864    $        28.61
                                                        Class B shares   17,737,114    $        26.06
                                                        Class C shares      718,480    $        26.07
                                                        Class I shares    8,730,515    $        29.31
                                                        Class Y shares    9,103,369    $        29.13
-----------------------------------------------------------------------------------------------------
*Including securities on loan, at value (Note 5)                                       $   13,620,350
-----------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

18 RIVERSOURCE GROWTH FUND - 2006 ANNUAL REPORT

STATEMENT OF OPERATIONS

                                                   PERIOD FROM            PERIOD FROM             TOTAL
                                                 AUG. 1, 2005 TO        DEC. 6, 2005 TO       AUG. 1, 2005 TO
                                               DEC. 5, 2005 (NOTE 1)     JULY 31, 2006         JULY 31, 2006
INVESTMENT INCOME
Income:
Dividends                                          $  14,193,685         $  43,961,760         $  58,155,445
Interest                                               1,247,678             4,525,832             5,773,510
Fee income from securities lending (Note 5)               63,368               276,959               340,327
  Less foreign taxes withheld                           (197,993)           (1,087,574)           (1,285,567)
------------------------------------------------------------------------------------------------------------
Total income                                          15,306,738            47,676,977            62,983,715
------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
  Investment management services fee                   6,845,457            13,076,622            19,922,079
Distribution fee
  Class A                                              1,921,807             3,930,351             5,852,158
  Class B                                              1,879,387             3,695,019             5,574,406
  Class C                                                 56,959               124,255               181,214
Transfer agency fee                                    2,065,763             3,859,453             5,925,216
Incremental transfer agency fee
  Class A                                                149,860               287,112               436,972
  Class B                                                 88,975               163,582               252,557
  Class C                                                  2,333                 4,826                 7,159
Service fee -- Class Y                                   101,751               187,536               289,287
Administrative services fees and expenses                552,037             1,239,510             1,791,547
Custodian fees                                           103,625               190,549               294,174
Compensation of board members                              6,232                12,464                18,696
Printing and postage                                     215,775               580,400               796,175
Registration fees                                         50,115               112,300               162,415
Audit fees                                                23,925                16,075                40,000
Other                                                     63,721                49,914               113,635
------------------------------------------------------------------------------------------------------------
Total expenses                                        14,127,722            27,529,968            41,657,690
  Earnings and bank fee credits on cash balances         (44,884)             (165,452)             (210,336)
------------------------------------------------------------------------------------------------------------
Total net expenses                                    14,082,838            27,364,516            41,447,354
------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        1,223,900            20,312,461            21,536,361
------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions (Note 3)                     124,446,635           247,052,576           371,499,211
  Foreign currency transactions                          (24,009)             (153,629)             (177,638)
  Options contracts written (Note 6)                          --             6,887,300             6,887,300
  Reimbursement from affiliate (Note 2)                       --               283,994               283,994
------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments              124,422,626           254,070,241           378,492,867
  and on translation of assets and
  liabilities in foreign currencies                  (71,020,375)         (298,555,385)         (369,575,760)
------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        53,402,251           (44,485,144)            8,917,107
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        $  54,626,151         $ (24,172,683)        $  30,453,468
============================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

RIVERSOURCE GROWTH FUND - 2006 ANNUAL REPORT 19

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED JULY 31,                                                         2006               2005
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                        $   21,536,361    $    1,207,349
Net realized gain (loss) on investments                                   378,492,867       289,309,123
Net change in unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign currencies     (369,575,760)      243,570,687
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            30,453,468       534,087,159
-------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
     Class A                                                                 (766,414)               --
     Class I                                                                 (240,149)               --
     Class Y                                                                 (164,443)               --
-------------------------------------------------------------------------------------------------------
Total distributions                                                        (1,171,006)               --
-------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
  Class A shares (Note 2)                                                 723,627,727       245,400,269
  Class B shares                                                          155,729,842        84,469,961
  Class C shares                                                            8,410,448         4,411,692
  Class I shares                                                          109,795,697       115,544,634
  Class Y shares                                                           54,128,249        47,375,409
Reinvestment of distributions at net asset value
  Class A shares                                                              748,320                --
  Class I shares                                                              240,142                --
  Class Y shares                                                              164,443                --
Payments for redemptions
  Class A shares                                                         (500,308,297)     (623,373,452)
  Class B shares (Note 2)                                                (269,341,808)     (200,303,603)
  Class C shares (Note 2)                                                  (4,706,122)       (4,584,216)
  Class I shares                                                           (3,449,675)       (1,248,614)
  Class Y shares                                                          (96,349,570)     (152,214,350)
-------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions         178,689,396      (484,522,270)
-------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                   207,971,858        49,564,889
Net assets at beginning of year                                         3,145,060,256     3,095,495,367
-------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $3,353,032,114    $3,145,060,256
=======================================================================================================
Undistributed net investment income                                    $   21,642,770    $    1,171,059
-------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

-------------------------------------------------------------------------------

20 RIVERSOURCE GROWTH FUND - 2006 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Large Cap Series, Inc. (formerly AXP Growth Series, Inc.) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Large Cap Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in common stocks of U.S. and foreign companies that appear to offer growth opportunities.

The Fund offers Class A, Class B, Class C and Class Y shares.

o     Class A shares are sold with a front-end sales charge.

o     Class B shares may be subject to a contingent deferred sales charge
      (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

o     Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

The Fund offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares have no sales charge and are made available through a separate prospectus supplement provided to investors eligible to purchase the shares. At July, 31, 2006, Ameriprise Financial, Inc. (Ameriprise Financial) and the affiliated funds-of-funds owned 100% of Class I shares, which represents 7.63% of the Fund's net assets.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fees and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Prior to Dec. 6, 2005, the Fund invested all of its assets in Growth Portfolio (the Portfolio). The Fund recorded its daily share of the Portfolio's income, expenses and realized and unrealized gains and losses.

--------------------------------------------------------------------------------

                                RIVERSOURCE GROWTH FUND - 2006 ANNUAL REPORT 21

Effective at the close of business on Dec. 5, 2005, the Portfolio was liquidated and the Fund exchanged its interest in the Portfolio for its proportionate share (99.99%) of the Portfolio's assets and liabilities. Within the statement of operations for the period from Aug. 1, 2005 to Dec. 5, 2005, income and expense amounts include allocations from the Portfolio in the following amounts:

---------------------------------------------------------------------------------
Dividends                                                            $14,193,685
---------------------------------------------------------------------------------
Interest Income                                                       $1,247,678
---------------------------------------------------------------------------------
Fee income from securities lending                                       $63,368
---------------------------------------------------------------------------------
Foreign taxes withheld                                                 $(197,993)
---------------------------------------------------------------------------------
Investment management services fee                                    $6,845,457
---------------------------------------------------------------------------------
Custodian fees                                                          $103,173
---------------------------------------------------------------------------------
Audit fees                                                               $12,025
---------------------------------------------------------------------------------
Other                                                                    $46,334
---------------------------------------------------------------------------------
Earnings credits on cash balances                                          $(714)
---------------------------------------------------------------------------------

All realized and unrealized gains (losses) presented for the period from Aug. 1, 2005 to Dec. 5, 2005 were as a result of allocations from the Portfolio.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Pursuant to procedures adopted by the Board of Directors of the funds, Ameriprise Financial utilizes Fair Value Pricing (FVP). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has actually caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the New York Stock Exchange. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following trading day. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the portfolio holdings such that shareholder transactions receive a fair net asset value. Short-term securities maturing in more

--------------------------------------------------------------------------------

22 RIVERSOURCE GROWTH FUND - 2006 ANNUAL REPORT than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or

--------------------------------------------------------------------------------

RIVERSOURCE GROWTH FUND - 2006 ANNUAL REPORT 23 losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At July 31, 2006, foreign currency holdings were entirely comprised of European monetary units.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $106,356 and accumulated net realized loss has been increased by $106,704 resulting in a net reclassification adjustment to increase paid-in capital by $348.

--------------------------------------------------------------------------------

24 RIVERSOURCE GROWTH FUND - 2006 ANNUAL REPORT

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED JULY 31,                                              2006     2005
--------------------------------------------------------------------------------
CLASS A
Distributions paid from:
       Ordinary income ...................................     $766,414      $--
       Long-term capital gain ............................           --       --

CLASS B
Distributions paid from:
       Ordinary income ...................................           --       --
       Long-term capital gain ............................           --       --

CLASS C
Distributions paid from:
       Ordinary income ...................................           --       --
       Long-term capital gain ............................           --       --

CLASS I
Distributions paid from:
       Ordinary income ...................................      240,149       --
       Long-term capital gain ............................           --       --

CLASS Y
Distributions paid from:
       Ordinary income ...................................      164,443       --
       Long-term capital gain ............................           --       --

At July 31, 2006, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income ...........................         $  21,642,770
Accumulated long-term gain (loss) .......................         $(535,377,023)
Unrealized appreciation (depreciation) ..................         $ (67,770,390)

RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of the Fund are being evaluated to determine the impact, if any, that will result from the adoption of FIN 48.

--------------------------------------------------------------------------------

RIVERSOURCE GROWTH FUND - 2006 ANNUAL REPORT 25

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Effective Dec. 6, 2005, the Fund entered into an Investment Management Services Agreement with RiverSource Investments, LLC (the Investment Manager) to determine which securities will be purchased, held or sold. Prior to the withdrawal of the Fund's assets from the Portfolio, Growth Trust (the Trust), on behalf of the Portfolio, had an Investment Management Services Agreement with Ameriprise Financial. Prior to Dec. 6, 2005, the investment management fee was assessed at the Portfolio level. The management fee is a percentage of the Fund's average daily net assets that declines from 0.60% to 0.375% annually as the Fund's assets increase. Prior to March 1, 2006, the management fee percentage of the Fund's average daily net assets declined from 0.60% to 0.48% annually as the Fund's assets increased. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper Large-Cap Growth Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. For the period from Aug. 1, 2005 to Dec. 5, 2005, the adjustment increased the fee by $432,349 and for the period from Dec. 6, 2005 to July 31, 2006, the adjustment increased the fee by $135,722.

Under the current Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. Prior to Oct. 1, 2005, the fee percentage of the Fund's average daily net assets declined from 0.05% to 0.02% annually as the Fund's assets increased. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the Board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other

--------------------------------------------------------------------------------

26 RIVERSOURCE GROWTH FUND - 2006 ANNUAL REPORT

RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o Class A $19.50

o Class B $20.50

o Class C $20.00

o Class Y $17.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

Class I pays a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to those shares. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $3,919,352 for Class A, $631,265 for Class B and $3,105 for Class C for the year ended July 31, 2006.

During the period from Aug. 1, 2005 to Dec. 5, 2005, the Fund's custodian and transfer agency fees were reduced by $44,884 as a result of earnings and bank fee credits from overnight cash balances. During the period from Dec. 6, 2005 to July 31, 2006, the Fund's custodian and transfer agency fees were reduced by $165,452 as a result of earnings and bank fee credits from overnight cash balances.

In addition, the Fund received a one time reimbursement of $283,994 by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. This amount was insignificant to the Fund's net assets value and total return.

--------------------------------------------------------------------------------

RIVERSOURCE GROWTH FUND - 2006 ANNUAL REPORT 27

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,543,392,466 and $1,352,146,154, respectively, for the period from Aug. 1, 2005 to Dec. 5, 2005 and $3,111,480,078 and
$2,980,514,147, respectively, for the period from Dec. 6, 2005 to July 31, 2006. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                 YEAR ENDED JULY 31, 2006
                            CLASS A        CLASS B         CLASS C        CLASS I        CLASS Y
--------------------------------------------------------------------------------------------------
Sold                       25,321,178      5,918,299        320,095      3,763,917      1,827,502
Issued for reinvested
 distributions                 25,727             --             --          8,083          5,559
Redeemed                  (17,311,509)   (10,403,829)      (178,061)      (113,992)    (3,287,393)
--------------------------------------------------------------------------------------------------
Net increase (decrease)     8,035,396     (4,485,530)       142,034      3,658,008     (1,454,332)
--------------------------------------------------------------------------------------------------

                                                 YEAR ENDED JULY 31, 2005
                            CLASS A         CLASS B         CLASS C       CLASS I        CLASS Y
--------------------------------------------------------------------------------------------------
Sold                        9,267,227      3,475,136        181,331      4,366,146      1,841,710
Issued for reinvested
 distributions                     --             --             --             --             --
Redeemed                  (24,353,716)    (8,484,021)      (194,446)       (44,571)    (5,823,100)
--------------------------------------------------------------------------------------------------
Net increase (decrease)   (15,086,489)    (5,008,885)       (13,115)     4,321,575     (3,981,390)
--------------------------------------------------------------------------------------------------

5. LENDING OF PORTFOLIO SECURITIES

At July 31, 2006, securities valued at $13,620,350 were on loan to brokers. For collateral, the Fund received $14,835,000 in cash. Cash collateral received is invested in short-term securities, which are included in the short-term section of the "Investments in securities." Income from securities lending amounted to $340,327 for year ended July 31, 2006. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. OPTIONS CONTRACTS WRITTEN

Contracts and premiums associated with options contracts written are as follows:

                                                   YEAR ENDED JULY 31, 2006
                                                             CALLS
--------------------------------------------------------------------------------
                                                 CONTRACTS            PREMIUMS
--------------------------------------------------------------------------------
Balance July 31, 2005                                 --           $         --
Opened                                             4,827             12,746,749
Closed                                            (2,312)            (7,215,049)
--------------------------------------------------------------------------------
Balance July 31, 2006                              2,515           $  5,531,700
--------------------------------------------------------------------------------

See "Summary of significant accounting policies."

--------------------------------------------------------------------------------

28 RIVERSOURCE GROWTH FUND - 2006 ANNUAL REPORT

7. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 20, 2005. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. Prior to this agreement, the Fund had a revolving credit agreement that permitted borrowings up to $500 million with The Bank of New York. The Fund had no borrowings outstanding during the year ended July 31, 2006.

8. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $535,377,023 at July 31, 2006, that if not offset by capital gains will expire as follows:

                       2010                         2011
--------------------------------------------------------------------------------
                   $166,602,696                 $368,774,327
--------------------------------------------------------------------------------

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

--------------------------------------------------------------------------------

RIVERSOURCE GROWTH FUND - 2006 ANNUAL REPORT 29

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds.

--------------------------------------------------------------------------------

30 RIVERSOURCE GROWTH FUND - 2006 ANNUAL REPORT

10. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

--------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
--------------------------------------------------------------------------------------------
Fiscal period ended July 31,                 2006       2005      2004      2003      2002
Net asset value, beginning of period       $28.34     $23.73    $22.80    $20.88    $29.68
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  .18        .04       .02        --      (.04)
Net gains (losses) (both realized
and unrealized)                               .10       4.57       .91      1.92     (8.74)
--------------------------------------------------------------------------------------------
Total from investment operations              .28       4.61       .93      1.92     (8.78)
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         (.01)        --        --        --        --
Distributions from realized gains              --         --        --        --      (.02)
--------------------------------------------------------------------------------------------
Total distributions                          (.01)        --        --        --      (.02)
--------------------------------------------------------------------------------------------
Net asset value, end of period             $28.61     $28.34    $23.73    $22.80    $20.88
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Net assets, end of period (in millions)    $2,351     $2,101    $2,117    $2,263    $2,213
--------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(b)                          1.14%      1.19%     1.03%     1.21%      .99%
--------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                   .72%       .16%      .07%       --%     (.15%)
--------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)             134%       136%      171%      205%      225%
--------------------------------------------------------------------------------------------
Total return(c)                               .98%     19.43%     4.08%     9.20%   (29.59%)
--------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c)   Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

RIVERSOURCE GROWTH FUND - 2006 ANNUAL REPORT 31

CLASS B

----------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------
Fiscal period ended July 31,                2006       2005       2004       2003       2002
Net asset value, beginning of period      $26.01     $21.95     $21.25     $19.61     $28.11
----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                (.05)      (.16)      (.16)      (.17)      (.25)
Net gains (losses) (both realized
and unrealized)                              .10       4.22        .86       1.81      (8.23)
----------------------------------------------------------------------------------------------
Total from investment operations             .05       4.06        .70       1.64      (8.48)
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains             --         --         --         --       (.02)
----------------------------------------------------------------------------------------------
Net asset value, end of period            $26.06     $26.01     $21.95     $21.25     $19.61
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
Net assets, end of period (in millions)   $  462     $  578     $  598     $  775     $  845
----------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(b)                         1.91%      1.97%      1.81%      1.99%      1.77%
----------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                 (.06%)     (.62%)     (.71%)     (.77%)     (.93%)
----------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)            134%       136%       171%       205%       225%
----------------------------------------------------------------------------------------------
Total return(c)                              .19%     18.50%      3.29%      8.36%    (30.18%)
----------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c)   Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

32 RIVERSOURCE GROWTH FUND - 2006 ANNUAL REPORT

CLASS C

----------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------
Fiscal period ended July 31,                2006       2005       2004       2003       2002
Net asset value, beginning of period      $26.01     $21.95     $21.25     $19.62     $28.12
----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                (.04)      (.16)      (.16)      (.17)      (.21)
Net gains (losses) (both realized
and unrealized)                              .10       4.22        .86       1.80      (8.27)
----------------------------------------------------------------------------------------------
Total from investment operations             .06       4.06        .70       1.63      (8.48)
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains             --         --         --         --       (.02)
----------------------------------------------------------------------------------------------
Net asset value, end of period            $26.07     $26.01     $21.95     $21.25     $19.62
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
Net assets, end of period (in millions)   $   19     $   15     $   13     $   12     $    7
----------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(b)                         1.91%      1.97%      1.81%      2.01%      1.80%
----------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                 (.03%)     (.62%)     (.71%)     (.81%)     (.96%)
---------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)            134%       136%       171%       205%       225%
----------------------------------------------------------------------------------------------
Total return(c)                              .23%     18.50%      3.29%      8.31%    (30.17%)
----------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c)   Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

RIVERSOURCE GROWTH FUND - 2006 ANNUAL REPORT 33

CLASS I

--------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
--------------------------------------------------------------------------------
Fiscal period ended July 31,                      2006       2005      2004(b)
Net asset value, beginning of period            $28.93     $24.10    $25.61
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       .32        .12       .09
Net gains (losses) (both realized
and unrealized)                                    .10       4.71     (1.60)
--------------------------------------------------------------------------------
Total from investment operations                   .42       4.83     (1.51)
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income              (.04)        --        --
--------------------------------------------------------------------------------
Net asset value, end of period                  $29.31     $28.93    $24.10
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)         $  256     $  147    $   18
--------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(c)                                .68%       .75%      .57%(d)
--------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                       1.22%       .55%      .43%(d)
--------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                  134%       136%      171%
--------------------------------------------------------------------------------
Total return(e)                                   1.44%     20.04%    (5.90%)(f)
--------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   Inception date is March 4, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d)   Adjusted to an annual basis.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.

--------------------------------------------------------------------------------

34 RIVERSOURCE GROWTH FUND - 2006 ANNUAL REPORT

CLASS Y

-------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-------------------------------------------------------------------------------------------
Fiscal period ended July 31,                2006       2005      2004      2003      2002
Net asset value, beginning of period      $28.81     $24.07    $23.09    $21.11    $29.96
-------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .24        .09       .07       .04        --
Net gains (losses) (both realized
and unrealized)                              .10       4.65       .91      1.94     (8.83)
-------------------------------------------------------------------------------------------
Total from investment operations             .34       4.74       .98      1.98     (8.83)
-------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.02)        --        --        --        --
Distributions from realized gains             --         --        --        --      (.02)
-------------------------------------------------------------------------------------------
Total distributions                         (.02)        --        --        --      (.02)
-------------------------------------------------------------------------------------------
Net asset value, end of period            $29.13     $28.81    $24.07    $23.09    $21.11
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------
Net assets, end of period (in millions)   $  265     $  304    $  350    $  398    $  481
-------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(b)                          .95%      1.02%      .86%     1.03%      .82%
-------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                  .89%       .34%      .25%      .18%      .02%
-------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)            134%       136%      171%      205%      225%
-------------------------------------------------------------------------------------------
Total return(c)                             1.17%     19.69%     4.24%     9.38%   (29.48%)
-------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c)   Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

RIVERSOURCE GROWTH FUND - 2006 ANNUAL REPORT 35

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD AND SHAREHOLDERS
RIVERSOURCE LARGE CAP SERIES, INC.

We have audited the accompanying statement of assets and liabilities of RiverSource Growth Fund (a series of RiverSource Large Cap Series, Inc.) as of July 31, 2006, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended July 31, 2006, and the financial highlights for each of the years in the five-year period ended July 31, 2006. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedure included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource Growth Fund as of July 31, 2006, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Minneapolis, Minnesota
September 20, 2006

--------------------------------------------------------------------------------

36 RIVERSOURCE GROWTH FUND - 2006 ANNUAL REPORT

INVESTMENTS IN SECURITIES

JULY 31, 2006

(Percentages represent value of investments compared to net assets)

------------------------------------------------------------------------------
COMMON STOCKS (97.9%)
------------------------------------------------------------------------------

ISSUER                                             SHARES            VALUE(a)
AEROSPACE & DEFENSE (3.0%)
Boeing                                              684,452        $52,990,274
DRS Technologies                                     25,833          1,195,810
General Dynamics                                    146,614          9,826,070
Goodrich                                            442,244         17,853,390
Honeywell Intl                                    1,601,315         61,970,890
L-3 Communications
 Holdings                                            99,204          7,306,375
Lockheed Martin                                     466,354         37,159,087
Northrop Grumman                                    275,806         18,255,599
United Technologies                                 435,314         27,072,178
                                                                   -----------
Total                                                              233,629,673
------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.1%)
United Parcel Service Cl B                           97,226          6,699,844
------------------------------------------------------------------------------

AIRLINES (0.1%)
UAL                                                 203,183(b,e)     5,311,204
------------------------------------------------------------------------------

AUTO COMPONENTS (--%)
Cooper Tire & Rubber                                 13,699            136,853
Goodyear Tire & Rubber                               39,529(b,e)       434,819
Johnson Controls                                     43,369          3,329,004
                                                                   -----------
Total                                                                3,900,676
------------------------------------------------------------------------------

AUTOMOBILES (0.1%)
Ford Motor                                          416,368(e)       2,777,175
General Motors                                      126,310(e)       4,070,971
Harley-Davidson                                      46,828          2,669,196
                                                                   -----------
Total                                                                9,517,342
------------------------------------------------------------------------------

BEVERAGES (1.8%)
Anheuser-Busch
 Companies                                          172,637          8,312,472
Brown-Forman Cl B                                    18,826          1,382,770
Coca-Cola                                           955,417         42,516,057
Coca-Cola Enterprises                                67,400          1,446,404
Constellation Brands Cl A                            44,319(b)       1,084,043
Molson Coors Brewing Cl B                            13,214            944,140
Pepsi Bottling Group                                 30,309          1,007,774
PepsiCo                                           1,368,244         86,719,304
                                                                   -----------
Total                                                              143,412,964
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                              SHARES           VALUE(a)

BIOTECHNOLOGY (2.5%)
Amgen                                             1,092,597(b)     $76,197,714
Biogen Idec                                       1,311,757(b)      55,251,205
Genentech                                           562,019(b,e)    45,422,376
Gilead Sciences                                     224,183(b)      13,782,771
MedImmune                                            71,424(b)       1,812,741
                                                                   -----------
Total                                                              192,466,807
------------------------------------------------------------------------------

BUILDING PRODUCTS (0.1%)
American Standard
 Companies                                           65,300          2,522,539
Masco                                               258,237          6,902,675
                                                                   -----------
Total                                                                9,425,214
------------------------------------------------------------------------------

CAPITAL MARKETS (2.4%)
Bank of New York                                    390,673         13,130,520
Bear Stearns Companies                               13,331          1,891,269
Franklin Resources                                  346,557         31,692,638
Goldman Sachs Group                                  48,693          7,437,856
KKR Private Equity
 Investors LP Unit                                  407,329(b)       9,572,232
Legg Mason                                          111,309          9,290,962
Lehman Brothers
 Holdings                                           568,072         36,896,275
Merrill Lynch & Co                                  391,623         28,517,987
Morgan Stanley                                      681,909         45,346,948
State Street                                         91,865          5,517,412
                                                                   -----------
Total                                                              189,294,099
------------------------------------------------------------------------------

CHEMICALS (0.9%)
Air Products & Chemicals                             49,724          3,178,855
Ashland                                              15,918          1,058,706
Dow Chemical                                        780,134         26,977,035
Eastman Chemical                                    124,259          6,166,974
Ecolab                                               40,721          1,753,853
EI du Pont de
 Nemours & Co                                       205,481          8,149,376
Hercules                                             25,214(b)         350,475
Intl Flavors & Fragrances                            17,633            652,421
Lyondell Chemical                                   268,309          5,975,241
Monsanto                                            120,334          5,173,159
PPG Inds                                             36,928          2,272,549

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------

14 RIVERSOURCE LARGE CAP EQUITY FUND -- 2006 ANNUAL REPORT

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                             SHARES            VALUE(a)
CHEMICALS (CONT.)
Praxair                                             72,095        $  3,953,690
Rohm & Haas                                         32,167           1,483,542
RPM Intl                                           157,442           2,950,463
Sigma-Aldrich                                       14,937           1,038,122
                                                                  ------------
Total                                                               71,134,461
------------------------------------------------------------------------------

COMMERCIAL BANKS (2.8%)
BB&T                                                59,794           2,510,750
Commerce Bancorp                                   378,493(e)       12,857,407
Fifth Third Bancorp                                 62,052           2,366,663
ICICI Bank ADR                                      39,994(c)        1,044,643
Natl City                                           61,133           2,200,788
PNC Financial
 Services Group                                    340,439          24,116,699
Regions Financial                                   50,965           1,849,520
SunTrust Banks                                      41,408           3,265,849
US Bancorp                                       1,027,699          32,886,368
Wachovia                                           758,077          40,655,670
Wells Fargo & Co                                 1,298,738          93,950,707
                                                                  ------------
Total                                                              217,705,064
------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.3%)
Allied Waste Inds                                   50,401(b)          512,074
Avery Dennison                                      71,615           4,198,787
Cendant                                            577,127           8,662,677
Cintas                                              30,773           1,086,287
Monster Worldwide                                   28,241(b)        1,129,640
Robert Half Intl                                    38,305           1,239,550
Waste Management                                   123,359           4,241,082
                                                                  ------------
Total                                                               21,070,097
------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (4.0%)
Alcatel                                          1,085,880(b,c)     12,247,168
Cisco Systems                                    7,350,932(b)      131,214,137
Corning                                            385,015(b)        7,342,236
Juniper Networks                                    91,730(b)        1,233,769
Lucent Technologies                             20,513,731(b)       43,694,247
Motorola                                         3,926,249          89,361,427
Nortel Networks                                 10,725,177(b,c)     21,021,347
Sonus Networks                                   1,466,965(b)        6,572,003
                                                                  ------------
Total                                                              312,686,334
------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.7%)
Apple Computer                                     308,033(b)       20,933,923
Dell                                             1,902,295(b)       41,241,756
EMC                                              2,357,026(b)       23,923,814
Hewlett-Packard                                  2,218,650          70,797,121

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                              SHARES           VALUE(a)

COMPUTERS & PERIPHERALS (CONT.)
Intl Business Machines                             621,728        $ 48,127,964
SanDisk                                             59,006(b)        2,753,220
Sun Microsystems                                   330,746(b)        1,438,745
                                                                  ------------
Total                                                              209,216,543
------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (--%)
Vulcan Materials                                    22,422           1,501,601
------------------------------------------------------------------------------

CONSUMER FINANCE (1.0%)
American Express                                   608,903          31,699,490
Capital One Financial                              492,656          38,106,941
SLM                                                139,985           7,041,246
                                                                  ------------
Total                                                               76,847,677
------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.2%)
Ball                                                23,292             892,084
Bemis                                               23,519             722,033
Pactiv                                              32,003(b)          784,394
Sealed Air                                          18,179             858,776
Temple-Inland                                      268,109          11,405,356
                                                                  ------------
Total                                                               14,662,643
------------------------------------------------------------------------------

DISTRIBUTORS (--%)
Genuine Parts                                       38,623           1,608,262
------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (--%)
Apollo Group Cl A                                   31,406(b)        1,486,132
------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (5.2%)
Bank of America                                  3,561,814         183,540,275
Citigroup                                        2,948,157         142,425,465
Consumer Discretionary
 Select Sector
 SPDR Fund                                          43,272           1,396,820
iShares Dow Jones US
 Healthcare Sector
 Index Fund                                              1                  63
JPMorgan Chase & Co                              1,658,673          75,668,662
Materials Select
 Sector SPDR Trust                                 118,974(e)        3,676,297
                                                                  ------------
Total                                                              406,707,582
------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (2.3%)
AT&T                                               665,840          19,968,542
BellSouth                                        1,135,498          44,477,457
Chunghwa Telecom ADR                               399,766(c)        7,423,655
Citizens
 Communications                                    225,528           2,893,524

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE LARGE CAP EQUITY FUND -- 2006 ANNUAL REPORT 15

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                             SHARES            VALUE(a)
DIVERSIFIED TELECOMMUNICATION SERVICES (CONT.)
Embarq                                             836,941(b)     $ 37,871,580
FastWeb                                             32,554(b,c)      1,259,496
NeuStar Cl A                                        81,116(b)        2,503,240
Verizon
 Communications                                  1,287,465          43,542,066
Windstream                                       1,697,809          21,273,542
                                                                  ------------
Total                                                              181,213,102
------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.3%)
Allegheny Energy                                    36,447(b)        1,496,149
American Electric Power                             87,939           3,176,357
Edison Intl                                         72,773           3,011,347
Entergy                                            253,026          19,508,305
Exelon                                             535,967          31,032,488
FirstEnergy                                         73,671           4,125,576
FPL Group                                          171,902           7,415,852
Pinnacle West Capital                               22,150             952,672
PPL                                                351,577          11,960,650
Progress Energy                                     56,350           2,454,043
Southern                                           577,617          19,511,902
                                                                  ------------
Total                                                              104,645,341
------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.1%)
Cooper Inds Cl A                                    20,425           1,759,818
Emerson Electric                                    89,393           7,054,895
Rockwell Automation                                 38,522           2,387,594
                                                                  ------------
Total                                                               11,202,307
------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
Agilent Technologies                                87,858(b)        2,498,682
Flextronics Intl                                   743,471(b,c)      8,430,961
Tektronix                                           17,793             485,215
                                                                  ------------
Total                                                               11,414,858
------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES (1.3%)
Baker Hughes                                       108,170           8,648,192
Cameron Intl                                       105,171(b)        5,301,670
Halliburton                                        702,800          23,445,408
Natl Oilwell Varco                                 121,150(b)        8,121,896
Schlumberger                                       397,017          26,540,586
TODCO                                               33,021           1,258,430
Transocean                                          58,324(b)        4,504,363
Weatherford Intl                                   484,716(b)       22,704,097
                                                                  ------------
Total                                                              100,524,642
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                             SHARES            VALUE(a)

FOOD & STAPLES RETAILING (1.2%)
CVS                                                649,772        $ 21,260,540
Safeway                                          1,516,848          42,593,091
SYSCO                                              137,981           3,808,276
Wal-Mart Stores                                    626,488          27,878,716
Whole Foods Market                                  30,923           1,778,382
                                                                  ------------
Total                                                               97,319,005
------------------------------------------------------------------------------

FOOD PRODUCTS (1.3%)
Archer-Daniels-Midland                             146,229           6,434,076
Cadbury Schweppes                                  277,870(c)        2,716,995
Campbell Soup                                      180,838           6,633,138
ConAgra Foods                                      115,483           2,482,885
Dean Foods                                          30,589(b)        1,148,005
General Mills                                      382,146          19,833,378
Hershey                                             93,124           5,119,026
HJ Heinz                                            75,227           3,157,277
Kellogg                                            877,395          42,264,118
Kraft Foods Cl A                                    87,191           2,824,988
McCormick & Co                                      29,656           1,039,739
Sara Lee                                           170,799           2,886,503
Tyson Foods Cl A                                    55,998             792,372
WM Wrigley Jr                                       49,483           2,269,290
                                                                  ------------
Total                                                               99,601,790
------------------------------------------------------------------------------

GAS UTILITIES (0.1%)
Nicor                                                9,872             432,591
ONEOK                                              281,832          10,486,969
Peoples Energy                                       8,566             361,571
                                                                  ------------
Total                                                               11,281,131
------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.7%)
Bausch & Lomb                                       56,472           2,671,126
Baxter Intl                                        137,554           5,777,268
Boston Scientific                                4,993,456(b)       84,938,686
Medtronic                                          540,754          27,318,891
St. Jude Medical                                    81,754(b)        3,016,723
Stryker                                            170,705           7,768,785
                                                                  ------------
Total                                                              131,491,479
------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.6%)
Aetna                                              282,308           8,889,879
AMERIGROUP                                          83,713(b)        2,436,048
Brookdale Senior Living                             85,504           3,975,936
Cardinal Health                                    898,101          60,172,767
CIGNA                                              276,834          25,261,103
HealthSouth                                        158,287(b)          626,025

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

16 RIVERSOURCE LARGE CAP EQUITY FUND -- 2006 ANNUAL REPORT

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                             SHARES            VALUE(a)
HEALTH CARE PROVIDERS & SERVICES (CONT.)
Humana                                             184,736(b)     $ 10,332,284
Magellan Health Services                            52,794(b)        2,537,808
McKesson                                            38,979           1,964,152
Medco Health Solutions                              90,528(b)        5,371,026
UnitedHealth Group                               1,649,924          78,915,865
                                                                  ------------
Total                                                              200,482,893
------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.5%)
Applebee's Intl                                     72,795           1,292,839
Carnival Unit                                      146,039           5,689,679
Harrah's Entertainment                              76,535           4,600,519
Marriott Intl Cl A                                 420,126          14,780,033
McDonald's                                         342,972          12,137,779
Orient-Express Hotels
 Series A                                           44,464(c)        1,620,713
                                                                  ------------
Total                                                               40,121,562
------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.2%)
Centex                                              27,423           1,297,382
DR Horton                                          173,287           3,713,541
Fortune Brands                                      32,687           2,370,462
Harman Intl Inds                                    14,663           1,175,973
KB HOME                                             17,166             729,898
Leggett & Platt                                     40,737             929,618
Lennar Cl A                                         30,618           1,369,543
Newell Rubbermaid                                   60,298           1,589,455
Pulte Homes                                         47,788           1,361,958
Snap-On                                             13,022             547,054
Stanley Works                                       16,182             734,177
Whirlpool                                           17,365           1,340,404
                                                                  ------------
Total                                                               17,159,465
------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (2.3%)
Clorox                                              33,788           2,025,253
Colgate-Palmolive                                  821,123          48,709,016
Kimberly-Clark                                     102,953           6,285,281
Procter & Gamble                                 1,884,450         105,906,090
Spectrum Brands                                  2,872,896(b,e)     19,449,506
                                                                  ------------
Total                                                              182,375,146
------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY
TRADERS (0.2%)
AES                                                146,520(b)        2,909,887
Constellation
 Energy Group                                       39,859           2,308,235
Dynegy Cl A                                         74,703(b)          420,578
TXU                                                103,362           6,638,941
                                                                  ------------
Total                                                               12,277,641
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                              SHARES           VALUE(a)

INDUSTRIAL CONGLOMERATES (2.7%)
General Electric                                 5,854,956        $191,398,511
Tyco Intl                                          729,429(c)       19,030,803
                                                                  ------------
Total                                                              210,429,314
------------------------------------------------------------------------------

INSURANCE (4.2%)
ACE                                                935,075(c)       48,184,415
AFLAC                                               27,021           1,192,707
Allied World Assurance
 Holdings                                          198,154(b,c)      6,915,575
American Intl Group                              2,646,924         160,588,878
Aon                                                408,252          13,974,466
Arch Capital Group                                 105,811(b,c)      6,439,657
Aspen Insurance
 Holdings                                          581,476(c)       13,722,834
Chubb                                              311,733          15,717,578
Endurance Specialty
 Holdings                                          129,139(c)        3,920,660
Hartford Financial
 Services Group                                    273,712          23,221,726
Max Re Capital                                     621,288(c)       13,978,980
Natl Financial Partners                            260,677          11,740,892
Prudential Financial                                74,904           5,890,451
XL Capital Cl A                                     82,937(c)        5,283,087
                                                                  ------------
Total                                                              330,771,906
------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.1%)
Amazon.com                                          68,911(b,e)      1,853,017
Liberty Media Holding -
 Interactive Cl A                                  347,993(b,d)      5,731,445
                                                                  ------------
Total                                                                7,584,462
------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.8%)
eBay                                               512,579(b)       12,337,777
Google Cl A                                        303,951(b,h)    117,507,456
Yahoo!                                             517,644(b)       14,048,858
                                                                  ------------
Total                                                              143,894,091
------------------------------------------------------------------------------

IT SERVICES (0.9%)
Affiliated Computer
 Services Cl A                                     305,949(b)       15,581,983
Automatic Data
 Processing                                        410,936          17,982,559
Computer Sciences                                   36,569(b)        1,915,850
Electronic Data Systems                             74,407           1,778,327
First Data                                         624,981          25,530,474
Fiserv                                              15,490(b)          676,293
Ness Technologies                                   83,046(b,c)        916,828

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE LARGE CAP EQUITY FUND -- 2006 ANNUAL REPORT 17

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                              SHARES           VALUE(a)
IT SERVICES (CONT.)
Paychex                                             20,184        $    689,889
Satyam Computer
 Services ADR                                       74,216(c)        2,616,114
                                                                  ------------
Total                                                               67,688,317
------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Eastman Kodak                                       62,994           1,401,617
Mattel                                             147,360           2,658,374
                                                                  ------------
Total                                                                4,059,991
------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.1%)
Fisher Scientific Intl                                 194(b)           14,377
PerkinElmer                                        278,705           5,025,051
                                                                  ------------
Total                                                                5,039,428
------------------------------------------------------------------------------

MACHINERY (1.0%)
Caterpillar                                        336,996          23,882,906
Danaher                                             53,871           3,512,389
Deere & Co                                         162,571          11,797,777
Dover                                               47,094           2,220,011
Eaton                                               33,033           2,117,415
Flowserve                                          175,995(b)        9,116,541
Illinois Tool Works                                215,382           9,849,419
Ingersoll-Rand Cl A                                213,361(c)        7,638,324
ITT                                                 75,483           3,815,666
Navistar Intl                                       14,372(b)          321,358
Parker Hannifin                                     26,790           1,935,310
                                                                  ------------
Total                                                               76,207,116
------------------------------------------------------------------------------

MEDIA (7.9%)
Cablevision Systems Cl A                           625,202          13,910,745
CBS Cl B                                           294,643           8,082,057
Clear Channel
 Communications                                    147,102           4,258,603
Comcast Cl A                                     1,447,295(b)       49,758,002
Comcast Special Cl A                               784,551(b)       26,894,408
EchoStar
 Communications Cl A                               199,483(b)        6,991,879
Liberty Global Cl A                              2,302,773(b)       50,315,590
Liberty Global Series C                            791,717(b)       16,768,566
Liberty Media Holding -
 Capital Series A                                   69,595(b,d)      5,679,648
News Corp Cl A                                   4,090,842          78,707,801
NTL                                              9,448,957         215,908,668
Time Warner                                      1,848,406          30,498,699
Viacom Cl B                                      1,077,084(b)       37,536,377
Vivendi                                          1,401,442(c)       47,454,566

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                             SHARES           VALUE(a)

MEDIA (CONT.)
Walt Disney                                        602,646(e,g)   $ 17,892,560
WorldSpace Cl A                                    322,298(b,e)      1,015,239
XM Satellite Radio
 Holdings Cl A                                     178,920(b)        2,075,472
                                                                  ------------
Total                                                              613,748,880
------------------------------------------------------------------------------

METALS & MINING (0.7%)
Alcan                                               43,742(c)        2,001,634
Alcoa                                              302,002           9,044,960
Allegheny Technologies                              19,311           1,233,780
Coeur d'Alene Mines                              3,213,879(b)       15,362,342
Freeport-McMoRan
 Copper & Gold Cl B                                 41,134           2,244,271
Newmont Mining                                     444,244          22,758,619
Nucor                                               69,424           3,691,274
United States Steel                                 24,309           1,533,169
                                                                  ------------
Total                                                               57,870,049
------------------------------------------------------------------------------

MULTILINE RETAIL (1.4%)
Dollar General                                      71,584             960,657
Federated Department
 Stores                                            893,721          31,378,544
JC Penney                                          181,431          11,422,896
Kohl's                                              79,820(b)        4,520,207
Nordstrom                                          181,517           6,226,033
Sears Holdings                                      27,956(b)        3,836,961
Target                                           1,110,661          51,001,553
                                                                  ------------
Total                                                              109,346,851
------------------------------------------------------------------------------

MULTI-UTILITIES (0.8%)
Ameren                                              45,731           2,355,147
CenterPoint Energy                                  69,265             951,701
CMS Energy                                          49,309(b)          690,819
Consolidated Edison                                 54,821           2,569,460
Dominion Resources                                 367,664          28,854,271
DTE Energy                                          39,716           1,680,781
Duke Energy                                        276,807           8,392,788
KeySpan                                             38,993           1,570,248
NiSource                                            60,898           1,385,430
PG&E                                                77,131           3,214,820
Public Service
 Enterprise Group                                   55,996           3,775,810
Sempra Energy                                       57,719           2,785,519
TECO Energy                                         46,531             741,704
Xcel Energy                                        375,297           7,520,952
                                                                  ------------
Total                                                               66,489,450
------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

18 RIVERSOURCE LARGE CAP EQUITY FUND -- 2006 ANNUAL REPORT

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                             SHARES           VALUE(a)
OIL, GAS & CONSUMABLE FUELS (7.9%)
Anadarko Petroleum                                 166,146(e)     $  7,599,518
Apache                                              34,975           2,464,688
Aventine Renewable
 Energy Holdings                                    10,010(b)          296,296
BP ADR                                             158,084(c)       11,464,252
Chesapeake Energy                                  301,599           9,922,607
Chevron                                          1,422,052          93,542,581
ConocoPhillips                                   1,433,926          98,424,681
Devon Energy                                       178,093          11,511,932
El Paso                                            147,544           2,360,704
Exxon Mobil                                      3,959,418         268,210,975
Hess                                               186,406           9,860,877
Kerr-McGee                                         702,647          49,325,819
Kinder Morgan                                       23,679           2,415,258
Marathon Oil                                        86,101           7,804,195
Murphy Oil                                          40,295           2,073,581
Newfield Exploration                               160,107(b)        7,425,763
Occidental Petroleum                               144,797          15,601,877
Royal Dutch Shell ADR                              125,533(c)        8,887,736
Williams Companies                                 131,274           3,183,395
                                                                  ------------
Total                                                              612,376,735
------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.4%)
Bowater                                            166,287           3,372,300
Intl Paper                                         366,541          12,583,353
Louisiana-Pacific                                   23,683             473,660
MeadWestvaco                                        40,532           1,058,696
Weyerhaeuser                                       233,125          13,675,112
                                                                  ------------
Total                                                               31,163,121
------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.1%)
Alberto-Culver                                      16,931             825,217
Avon Products                                      100,234           2,905,783
Estee Lauder
 Companies Cl A                                     26,786             999,654
                                                                  ------------
Total                                                                4,730,654
------------------------------------------------------------------------------

PHARMACEUTICALS (7.3%)
AstraZeneca                                        386,417(c)       23,594,007
Bristol-Myers Squibb                             3,210,083          76,945,690
Eli Lilly & Co                                     500,659          28,422,411
GlaxoSmithKline ADR                                139,190(c)        7,701,383
Johnson & Johnson                                  535,751          33,511,225
Merck & Co                                       1,553,778          62,570,640
Novartis ADR                                       443,014(c)       24,906,247
Pfizer                                           8,230,399         213,908,070
Roche Holding                                       98,678(c)       17,559,504

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                             SHARES           VALUE(a)
PHARMACEUTICALS (CONT.)
Schering-Plough                                  1,973,315        $ 40,334,559
Teva Pharmaceutical
 Inds ADR                                          636,752(c)       21,063,756
Watson Pharmaceuticals                             286,661(b)        6,418,340
Wyeth                                              383,758          18,600,750
                                                                  ------------
Total                                                              575,536,582
------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.5%)
Apartment Investment &
 Management Cl A                                   117,659           5,658,221
Archstone-Smith Trust                               47,643           2,499,828
Boston Properties                                   20,042           1,968,124
Equity Office
 Properties Trust                                  258,072           9,783,510
Equity Residential                                  64,868           3,017,011
HomeBanc                                           819,841           6,722,696
Kimco Realty                                        47,465           1,862,527
Plum Creek Timber                                   41,169           1,402,216
ProLogis                                            54,387           3,010,320
Public Storage                                      18,468           1,482,796
Vornado Realty Trust                                26,504           2,770,993
                                                                  ------------
Total                                                               40,178,242
------------------------------------------------------------------------------

ROAD & RAIL (0.1%)
CSX                                                 60,486           3,670,290
Norfolk Southern                                   129,921           5,641,170
                                                                  ------------
Total                                                                9,311,460
------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.3%)
Agere Systems                                      166,542(b)        2,424,852
Analog Devices                                      45,925           1,484,755
Applied Materials                                  445,123           7,006,236
ASML Holding                                        57,580(b,c)      1,145,842
Atmel                                               78,043(b)          373,826
Broadcom Cl A                                       27,480(b)          659,245
Credence Systems                                   184,801(b)          521,139
Cypress Semiconductor                              533,705(b,e)      8,106,979
Elpida Memory                                       76,700(b,c)      3,070,944
Freescale Semiconductor
 Cl A                                            1,521,474(b)       43,559,801
Freescale Semiconductor
 Cl B                                              505,456(b)       14,415,605
Infineon Technologies
 ADR                                               280,454(b,c)      3,017,685
Integrated Device
 Technology                                      2,304,300(b)       35,647,521
Intel                                            2,255,270          40,594,860

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE LARGE CAP EQUITY FUND -- 2006 ANNUAL REPORT 19

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                             SHARES           VALUE(a)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONT.)
Maxim Integrated
 Products                                          106,419        $  3,126,590
Texas Instruments                                  562,313          16,745,681
                                                                  ------------
Total                                                              181,901,561
------------------------------------------------------------------------------

SOFTWARE (3.1%)
Activision                                         120,575(b)        1,440,871
Adobe Systems                                      483,552(b)       13,786,068
BEA Systems                                         88,114(b)        1,034,458
Cadence Design
 Systems                                           683,322(b)       11,062,983
Compuware                                          696,361(b)        4,867,563
McAfee                                              55,202(b)        1,189,603
Mercury Interactive                                139,880(b)        7,022,675
Microsoft                                        5,466,961         131,371,074
Oracle                                           1,176,842(b)       17,617,325
Symantec                                         2,782,071(b)       48,324,573
TIBCO Software                                     893,268(b)        7,110,413
                                                                  ------------
Total                                                              244,827,606
------------------------------------------------------------------------------

SPECIALTY RETAIL (0.8%)
AutoNation                                          32,752(b)          645,214
AutoZone                                            12,338(b)        1,084,140
Bed Bath & Beyond                                   22,015(b)          737,062
Best Buy                                            17,992             815,757
Circuit City Stores                                 15,699             384,626
Gap                                                260,362           4,517,281
Home Depot                                         629,988          21,866,883
Lowe's Companies                                   349,294           9,902,485
Office Depot                                        66,043(b)        2,380,850
OfficeMax                                           15,826             650,607
RadioShack                                          30,069             486,216
Sherwin-Williams                                    24,772           1,253,463
Staples                                            162,755           3,518,763
Tiffany & Co                                        35,167           1,110,926
TJX Companies                                      111,066           2,706,678
Urban Outfitters                                   560,532(b)        8,178,162
                                                                  ------------
Total                                                               60,239,113
------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.1%)
Coach                                                6,287(b)          180,500
Jones Apparel Group                                 25,509             755,066
Liz Claiborne                                       23,481             830,053
Nike Cl B                                           42,274           3,339,646
VF                                                  19,686           1,335,105
                                                                  ------------
Total                                                                6,440,370
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                           SHARES              VALUE(a)

THRIFTS & MORTGAGE FINANCE (1.9%)
Countrywide Financial                            1,885,254        $ 67,548,651
Fannie Mae                                         900,274          43,132,127
Freddie Mac                                        598,972          34,656,520
Washington Mutual                                  136,062           6,081,971
                                                                  ------------
Total                                                              151,419,269
------------------------------------------------------------------------------

TOBACCO (2.1%)
Altria Group                                     1,881,099         150,431,487
Imperial Tobacco
 Group ADR                                         210,167(c)       13,713,397
Reynolds American                                   18,939           2,401,086
UST                                                 36,516           1,845,884
                                                                  ------------
Total                                                              168,391,854
------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (7.2%)
ALLTEL                                           2,318,641         127,919,424
Hutchison
 Telecommunications
 Intl                                           12,425,490(b,c)     21,588,967
Orascom Telecom
 Holding GDR                                       615,293(c)       29,411,005
Partner Communications
 ADR                                               126,533(c)        1,174,226
Sprint Nextel                                   13,897,690         275,174,262
Vodafone Group                                  37,030,791(c)       80,405,639
Vodafone Group ADR                                 738,071(c)       16,001,385
Vodafone Group Cl B                             42,320,904(c)       11,857,053
                                                                  ------------
Total                                                              563,531,961
------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $7,470,478,781)                                          $7,672,572,964
------------------------------------------------------------------------------


------------------------------------------------------------------------------
OPTIONS PURCHASED (0.1%)
------------------------------------------------------------------------------
ISSUER                          CONTRACTS   EXERCISE   EXPIRATION    VALUE(a)
                                             PRICE        DATE
PUTS
Google
 Cl A                               1,303     $380     Dec. 2006    $3,296,590
S&P 500
 Index                             13,977      123     Dec. 2006     3,424,365
S&P 500
 Index                             13,305      125     Dec. 2006     3,991,500
------------------------------------------------------------------------------

TOTAL OPTIONS PURCHASED
(Cost: $12,572,942)                                                $10,712,455
------------------------------------------------------------------------------

 See accompanying notes to investments in securities.


------------------------------------------------------------------------------

20 RIVERSOURCE LARGE CAP EQUITY FUND -- 2006 ANNUAL REPORT

--------------------------------------------------------------------------------
SHORT-TERM SECURITIES (2.2%)(f)
--------------------------------------------------------------------------------

ISSUER                            EFFECTIVE        AMOUNT            VALUE(a)
                                    YIELD        PAYABLE AT
                                                  MATURITY
BNP Paribas Finance
  08-01-06                           5.29%      $50,000,000        $49,992,653
Deer Valley Funding LLC
  08-01-06                           5.31        61,800,000         61,790,885
Park Granada LLC
  08-01-06                           5.34        13,000,000(i)      12,998,072
Societe Generale North America
  08-01-06                           5.29        50,000,000         49,992,652
------------------------------------------------------------------------------
TOTAL SHORT-TERM SECURITIES
(Cost: $174,800,000)                                              $174,774,262
------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $7,657,851,723)(j)                                       $7,858,059,681
==============================================================================

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At July 31, 2006, the value of foreign securities represented 6.8% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) At July 31, 2006, security was partially or fully on loan. See Note 6 to the financial statements.

(f) Cash collateral received from security lending activity is invested in short-term securities and represents 0.5% of net assets. See Note 6 to the financial statements. 1.7% of net assets is the Fund's cash equivalent position.

(g) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 5 to the financial statements):

      TYPE OF SECURITY                                               CONTRACTS
      ------------------------------------------------------------------------
      PURCHASE CONTRACTS
      S&P 500 Index, Sept. 2006                                             69

(h) At July 31, 2006, securities valued at $75,541,640 were held to cover open call options written as follows (see Note 7 to the financial statements):

      ISSUER             CONTRACTS   EXERCISE   EXPIRATION     VALUE(a)
                                      PRICE        DATE
      ------------------------------------------------------------------
      Google Cl A          1,954       $420     Dec. 2006     $3,927,540


------------------------------------------------------------------------------

RIVERSOURCE LARGE CAP EQUITY FUND -- 2006 ANNUAL REPORT 21

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)
------------------------------------------------------------------------------

(i) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, the value of these securities amounted to $12,998,072 or 0.2% of net assets.

(j) At July 31, 2006, the cost of securities for federal income tax purposes was $7,786,809,734 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                              $397,108,741
      Unrealized depreciation                              (325,858,794)
      -----------------------------------------------------------------
      Net unrealized appreciation                           $71,249,947
      -----------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------

22 RIVERSOURCE LARGE CAP EQUITY FUND -- 2006 ANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

JULY 31, 2006

ASSETS
Investments in securities, at value (Note 1)*
  (identified cost $7,657,851,723)                                                          $ 7,858,059,681
Cash in bank on demand deposit                                                                      829,226
Foreign currency holdings (identified cost $548,482) (Note 1)                                       549,870
Capital shares receivable                                                                           331,392
Dividends and accrued interest receivable                                                        11,114,204
Receivable for investment securities sold                                                        79,482,476
-----------------------------------------------------------------------------------------------------------
Total assets                                                                                  7,950,366,849
-----------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                                              268,251
Payable for investment securities purchased                                                      66,574,425
Unrealized depreciation on swap transactions, at value (Note 8)                                     709,898
Payable upon return of securities loaned (Note 6)                                                38,098,800
Accrued investment management services fee                                                          348,088
Accrued distribution fee                                                                            212,350
Accrued service fee                                                                                   8,823
Accrued transfer agency fee                                                                          65,928
Accrued administrative services fee                                                                  28,994
Other accrued expenses                                                                              945,405
Options contracts written, at value (premiums received $4,297,846) (Note 7)                       3,927,540
-----------------------------------------------------------------------------------------------------------
Total liabilities                                                                               111,188,502
-----------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                                          $ 7,839,178,347
===========================================================================================================
REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                                                    $    14,529,438
Additional paid-in capital                                                                    7,905,413,450
Undistributed net investment income                                                              35,811,841
Accumulated net realized gain (loss) (Note 11)                                                 (316,753,084)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign currencies (Notes 5 and 8)            200,176,702
-----------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock                    $ 7,839,178,347
===========================================================================================================
Net assets applicable to outstanding shares:              Class A                           $ 5,460,885,070
                                                          Class B                           $ 1,169,108,420
                                                          Class C                           $    34,951,011
                                                          Class I                           $   105,402,088
                                                          Class Y                           $ 1,068,831,758
Net asset value per share of outstanding capital stock:   Class A shares   1,010,532,146    $          5.40
                                                          Class B shares     220,862,389    $          5.29
                                                          Class C shares       6,589,829    $          5.30
                                                          Class I shares      19,384,483    $          5.44
                                                          Class Y shares     195,574,986    $          5.47
-----------------------------------------------------------------------------------------------------------
*Including securities on loan, at value (Note 6)                                            $    35,872,608
-----------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE LARGE CAP EQUITY FUND -- 2006 ANNUAL REPORT 23

STATEMENT OF OPERATIONS

YEAR ENDED JULY 31, 2006

INVESTMENT INCOME
Income:
Dividends                                                               $  85,300,238
Interest                                                                    4,942,241
Fee income from securities lending (Note 6)                                   939,726
  Less foreign taxes withheld                                              (1,253,484)
-------------------------------------------------------------------------------------
Total income                                                               89,928,721
-------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                         20,724,477
Distribution fee
  Class A                                                                   7,096,389
  Class B                                                                   8,048,484
  Class C                                                                     201,664
Transfer agency fee                                                         8,809,811
Incremental transfer agency fee
  Class A                                                                     514,846
  Class B                                                                     341,792
  Class C                                                                       8,719
Service fee -- Class Y                                                        475,170
Administrative services fees and expenses                                   2,119,930
Compensation of board members                                                  31,346
Custodian fees                                                                322,050
Printing and postage                                                          536,500
Registration fees                                                             132,285
Audit fees                                                                     43,000
Other                                                                          53,299
-------------------------------------------------------------------------------------
Total expenses                                                             49,459,762
  Earnings and bank fee credits on cash balances (Note 2)                    (435,828)
-------------------------------------------------------------------------------------
Total net expenses                                                         49,023,934
-------------------------------------------------------------------------------------
Investment income (loss) -- net                                            40,904,787
-------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions (Note 3)                                          278,523,465
  Reimbursement from affiliate (Note 2)                                     1,215,922
  Foreign currency transactions                                              (112,103)
  Futures contracts                                                        (4,112,371)
  Options contracts written (Note 7)                                          937,487
  Swap transactions                                                        (1,271,596)
-------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                   275,180,804
Net change in unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign currencies     (370,550,095)
-------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                     (95,369,291)
-------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         $ (54,464,504)
=====================================================================================

See accompanying notes to financial statements.


------------------------------------------------------------------------------

24 RIVERSOURCE LARGE CAP EQUITY FUND -- 2006 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED JULY 31,                                                         2006             2005
OPERATIONS AND DISTRIBUTIONS

Investment income (loss) net                                           $  40,904,787    $   9,555,645
Net realized gain (loss) on investments                                  275,180,804       81,295,185
Net change in unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign currencies    (370,550,095)     128,747,672
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          (54,464,504)     219,598,502
-----------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
     Class A                                                              (8,339,131)      (5,100,612)
     Class I                                                                (656,302)        (205,016)
     Class Y                                                                  (1,124)         (42,646)
  Net realized gain
     Class A                                                                      --       (1,579,848)
     Class B                                                                      --         (746,323)
     Class C                                                                      --          (14,219)
     Class I                                                                      --          (38,374)
     Class Y                                                                      --          (10,290)
-----------------------------------------------------------------------------------------------------
Total distributions                                                       (8,996,557)      (7,737,328)
-----------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

RIVERSOURCE LARGE CAP EQUITY FUND -- 2006 ANNUAL REPORT 25

YEAR ENDED JULY 31,                                                          2006               2005
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
  Class A shares (Note 2)                                              $   429,909,019    $    72,128,244
  Class B shares                                                            50,136,037         33,166,584
  Class C shares                                                             2,589,055          1,679,423
  Class I shares                                                            27,683,397         35,280,636
  Class Y shares                                                            19,415,795            569,613
Fund merger (Note 10)
  Class A shares                                                         5,066,390,993                N/A
  Class B shares                                                         1,262,273,829                N/A
  Class C shares                                                            31,569,946                N/A
  Class I shares                                                            97,113,086                N/A
  Class Y shares                                                         1,287,966,195                N/A
Reinvestment of distributions at net asset value
  Class A shares                                                             8,175,459          6,565,939
  Class B shares                                                                    --            737,490
  Class C shares                                                                    --             13,859
  Class I shares                                                               656,222            243,352
  Class Y shares                                                                 1,072             52,860
Payments for redemptions
  Class A shares                                                        (1,045,511,081)      (438,987,389)
  Class B shares (Note 2)                                                 (597,123,506)      (197,466,065)
  Class C shares (Note 2)                                                   (8,250,000)        (4,548,807)
  Class I shares                                                           (62,694,425)       (11,054,445)
  Class Y shares                                                          (221,738,132)        (8,498,540)
---------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions        6,348,562,961       (510,117,246)
---------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  6,285,101,900       (298,256,072)
Net assets at beginning of year                                          1,554,076,447      1,852,332,519
---------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $ 7,839,178,347    $ 1,554,076,447
=========================================================================================================
Undistributed net investment income                                    $    35,811,841    $     4,353,601
---------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


--------------------------------------------------------------------------------

 26 RIVERSOURCE LARGE CAP EQUITY FUND -- 2006 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Large Cap Series, Inc. (formerly AXP Growth Series, Inc.) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Large Cap Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in equity securities of companies with a market capitalization greater than $5 billion at the time of purchase.

The Fund offers Class A, Class B, Class C and Class Y shares.

o     Class A shares are sold with a front-end sales charge.

o     Class B shares may be subject to a contingent deferred sales charge
      (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

o     Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

The Fund offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares have no sales charge and are made available through a separate prospectus supplement provided to investors eligible to purchase the shares. At July 31, 2006, Ameriprise Financial, Inc. (Ameriprise Financial) and the affiliated funds-of-funds owned 100% of Class I shares, which represents 1.34% of the Fund's net assets.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fees and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.


------------------------------------------------------------------------------

RIVERSOURCE LARGE CAP EQUITY FUND -- 2006 ANNUAL REPORT 27

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Pursuant to procedures adopted by the Board of Directors of the funds, Ameriprise Financial utilizes Fair Value Pricing (FVP). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has actually caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the New York Stock Exchange. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following trading day. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the portfolio holdings such that shareholder transactions receive a fair net asset value. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.


------------------------------------------------------------------------------

28 RIVERSOURCE LARGE CAP EQUITY FUND -- 2006 ANNUAL REPORT

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At July 31, 2006, foreign currency holdings consisted of multiple denominations.

The Fund may enter into forward foreign currency exchange contracts for operational purposes. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

TOTAL RETURN EQUITY SWAP TRANSACTIONS

The Fund may enter into swap agreements to earn the total return on a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. Under the terms of a total return equity swap agreement, payments made by the Fund or the counterparty are based on the total return of a


------------------------------------------------------------------------------

RIVERSOURCE LARGE CAP EQUITY FUND -- 2006 ANNUAL REPORT 29 particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate.

The notional amounts of swap contracts are not recoded in the financial statements. Swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. Payments received or made are recorded as realized gains (losses).

Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swaps are subject to the risk associated with the investment in the underlying securities and also the risk of the counterparty not fulfilling its obligations under the agreement.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been decreased by $452,076 and accumulated net realized loss has been decreased by $502,906,915 resulting in a net reclassification adjustment to decrease paid-in capital by $502,454,839.


------------------------------------------------------------------------------

30 RIVERSOURCE LARGE CAP EQUITY FUND -- 2006 ANNUAL REPORT

The tax character of distributions paid for the years indicated is as follows:


YEAR ENDED JULY 31,                                                   2006         2005
------------------------------------------------------------------------------------------
CLASS A
Distributions paid from:
       Ordinary income ..........................................  $8,339,131   $5,588,051
       Long-term capital gain ...........................................  --    1,092,409

CLASS B
Distributions paid from:
       Ordinary income ..................................................  --      203,260
       Long-term capital gain ...........................................  --      516,063

CLASS C
Distributions paid from:
       Ordinary income ..................................................  --        4,387
       Long-term capital gain ...........................................  --        9,832

CLASS I
Distributions paid from:
       Ordinary income ..........................................     656,302      216,856
       Long-term capital gain ...........................................  --       26,534

CLASS Y
Distributions paid from:
       Ordinary income ..........................................       1,124       45,820
       Long-term capital gain ...........................................  --        7,116

At July 31, 2006, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income ...............................   $  35,091,360
Accumulated long-term gain (loss) ...........................   $  52,909,605
Unrealized appreciation (depreciation) ......................   $(168,765,506)

RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of the Fund are being evaluated to determine the impact, if any, that will result from the adoption of FIN 48.


------------------------------------------------------------------------------

RIVERSOURCE LARGE CAP EQUITY FUND -- 2006 ANNUAL REPORT 31

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend. On March 7, 2006, an additional dividend was paid before the merger to ensure that current shareholders of RiverSource Large Cap Equity Fund would not experience a dilution in their share of the fund's income or capital gains.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. Prior to Oct. 1, 2005, investment management services were provided by Ameriprise Financial. The management fee is a percentage of the Fund's average daily net assets that declines from 0.60% to 0.375% annually as the Fund's assets increase. Prior to March 1, 2006, the fee percentage of the Fund's average daily net assets declined from 0.60% to 0.48% annually as the Fund's assets increased. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper Large-Cap Core Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the fee by $2,273,700 for the year ended July 31, 2006.

Under the current Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. Prior to Oct. 1, 2005, the fee percentage of the Fund's average daily net assets declined from 0.05% to 0.02% annually as the Fund's assets increased. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the Board.


--------------------------------------------------------------------------------

32 RIVERSOURCE LARGE CAP EQUITY FUND -- 2006 ANNUAL REPORT

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o  Class A $19.50

o  Class B $20.50

o  Class C $20.00

o  Class Y $17.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

Class I pays a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to those shares. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $2,497,110 for Class A, $900,274 for Class B and $2,675 for Class C for the year ended July 31, 2006.

During the year ended July 31, 2006, the Fund's custodian and transfer agency fees were reduced by $435,828 as a result of earnings and bank fee credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

In addition, the Fund received a one time reimbursement of $1,215,922 by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. This amount was insignificant to the Fund's net asset value and total return.


------------------------------------------------------------------------------

RIVERSOURCE LARGE CAP EQUITY FUND -- 2006 ANNUAL REPORT 33

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $10,455,645,980 (including $7,150,962,178 from RiverSource New Dimensions Fund that was acquired in the fund merger as described in Note 10) and $4,668,450,149, respectively, for the year ended July 31, 2006. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                YEAR ENDED JULY 31, 2006

                          CLASS A         CLASS B        CLASS C        CLASS I         CLASS Y
-------------------------------------------------------------------------------------------------
Sold                      81,619,158       9,503,444       489,203      5,125,399       3,501,543
Fund merger              924,673,877     234,448,180     5,852,776     17,647,385     232,656,314
Issued for reinvested
 distributions             1,513,462              --            --        120,911             196
Redeemed                (193,098,401)   (114,705,720)   (1,551,449)   (11,535,888)    (40,622,509)
-------------------------------------------------------------------------------------------------
Net increase
 (decrease)              814,708,096     129,245,904     4,790,530     11,357,807     195,535,544
-------------------------------------------------------------------------------------------------


                                                 YEAR ENDED JULY 31, 2005

                             CLASS A          CLASS B        CLASS C      CLASS I         CLASS Y
---------------------------------------------------------------------------------------------------
Sold                        14,871,934       6,952,759       351,747      7,088,316         117,456
Issued for reinvested
 distributions               1,331,830         152,060         2,852         49,063          10,679
Redeemed                   (89,223,978)    (40,853,895)     (942,228)    (2,204,982)     (1,698,241)
---------------------------------------------------------------------------------------------------
Net increase (decrease)    (73,020,214)    (33,749,076)     (587,629)     4,932,397      (1,570,106)
---------------------------------------------------------------------------------------------------

5. STOCK INDEX FUTURES CONTRACTS

At July 31, 2006, investments in securities included securities valued at $9,292,970 that were pledged as collateral to cover initial margin deposits on 69 open purchase contracts. The notional market value of the open purchase contracts at July 31, 2006 was $22,111,050 with a net unrealized gain of $274,324. See "Summary of significant accounting policies" and "Notes to investments in securities."

6. LENDING OF PORTFOLIO SECURITIES

At July 31, 2006, securities valued at $35,872,608 were on loan to brokers. For collateral, the Fund received $38,098,800 in cash. Cash collateral received is invested in short-term securities, which are included in the short-term section of the "Investments in securities." Income from securities lending amounted to $939,726 for the year ended July 31, 2006. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.


------------------------------------------------------------------------------

34 RIVERSOURCE LARGE CAP EQUITY FUND -- 2006 ANNUAL REPORT

7. OPTIONS CONTRACTS WRITTEN

Contracts and premiums associated with options contracts written are as follows:

                                                                  YEAR ENDED JULY 31, 2006
                                                                           CALLS
-------------------------------------------------------------------------------------------------
                                                                 CONTRACTS         PREMIUMS
-------------------------------------------------------------------------------------------------
Balance July 31, 2005                                                 --          $      --
Opened                                                             2,270          5,284,003
Closed                                                              (316)          (986,157)
Expired                                                               --                 --
-------------------------------------------------------------------------------------------------
Balance July 31, 2006                                              1,954         $4,297,846
-------------------------------------------------------------------------------------------------

See "Summary of significant accounting policies."

8. SWAP CONTRACTS

At July 31, 2006, the Fund had the following open total return equity swap contract:

------------------------------------------------------------------------------------------------
                                                                                    UNREALIZED
                                                 TERMINATION        NOTIONAL       APPRECIATION
                                                    DATE             AMOUNT       (DEPRECIATION)
------------------------------------------------------------------------------------------------
Receive total return on a basket of securities
and pay a floating rate based on 1-month
LIBOR plus 0.20%.
Counterparty: Citigroup                          May 7, 2007       $14,080,860       $(709,898)
------------------------------------------------------------------------------------------------

9. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 20, 2005. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. Prior to this agreement, the Fund had a revolving credit agreement that permitted borrowings up to $500 million with The Bank of New York. The Fund had no borrowings outstanding during the year ended July 31, 2006.


------------------------------------------------------------------------------

RIVERSOURCE LARGE CAP EQUITY FUND -- 2006 ANNUAL REPORT 35

10. FUND MERGER

At the close of business on March 10, 2006, RiverSource Large Cap Equity Fund acquired the assets and assumed the identified liabilities of RiverSource New Dimensions Fund. The reorganization was completed after shareholders approved the plan on Feb. 15, 2006.

The aggregate net assets of RiverSource Large Cap Equity Fund immediately before the acquisition were $1,392,594,683 and the combined net assets immediately after the acquisition were $9,137,908,732.

The merger was accomplished by a tax-free exchange of 400,881,844 shares of RiverSource New Dimensions Fund valued at $7,745,314,049.

In exchange for the RiverSource New Dimensions Fund shares and net assets, RiverSource Large Cap Equity Fund issued the following number of shares:


                                                                SHARES
-------------------------------------------------------------------------
Class A ...................................................   924,673,877
Class B ...................................................   234,448,180
Class C ...................................................     5,852,776
Class I ...................................................    17,647,385
Class Y ...................................................   232,656,314

RiverSource New Dimensions Fund's net assets after adjustments for any permanent book-to-tax differences at the merger date were as follows, which include the following amounts of capital stock, unrealized appreciation, accumulated net realized loss and undistributed net income.

                        TOTAL             CAPITAL         UNREALIZED         ACCUMULATED        UNDISTRIBUTED
                     NET ASSETS            STOCK         APPRECIATION     NET REALIZED LOSS       NET INCOME
--------------------------------------------------------------------------------------------------------------
RiverSource
 New Dimensions
 Fund              $7,745,314,049     $7,385,408,991     $472,802,551      $(112,899,579)          $2,086

11. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $241,864,902 at July 31, 2006, that if not offset by capital gains will expire as follows:

          2008                 2009                 2010                2011
--------------------------------------------------------------------------------
      $132,187,540          $76,012,213          $19,803,207         $13,861,942
--------------------------------------------------------------------------------

RiverSource Large Cap Equity Fund acquired $33,183,702 of capital loss carry-overs in connection with the RiverSource New Dimensions Fund merger (Note 10). In addition to the acquired capital loss carry-overs, the Fund also acquired unrealized capital gains as a result of the mergers. The yearly utilization of the acquired capital losses as well as the utilization of the acquired unrealized losses is limited by the Internal Revenue Code. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.


--------------------------------------------------------------------------------

36 RIVERSOURCE LARGE CAP EQUITY FUND -- 2006 ANNUAL REPORT

12. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

------------------------------------------------------------------------------

RIVERSOURCE LARGE CAP EQUITY FUND -- 2006 ANNUAL REPORT 37

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds.

------------------------------------------------------------------------------

38 RIVERSOURCE LARGE CAP EQUITY FUND -- 2006 ANNUAL REPORT

13. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

------------------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------------------------------------------------------------
Fiscal period ended July 31,                   2006             2005              2004               2003               2002(a)
Net asset value, beginning of period         $ 5.26           $ 4.64            $ 4.53             $ 4.11            $  5.00
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    .06              .04               .01                .01                 --
Net gains (losses) (both realized
and unrealized)                                 .12              .61               .32                .41               (.89)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                .18              .65               .33                .42               (.89)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income           (.04)            (.02)               --                 --                 --
Distributions from realized gains                --             (.01)             (.22)                --                 --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                            (.04)            (.03)             (.22)                --                 --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $ 5.40           $ 5.26            $ 4.64             $ 4.53            $  4.11
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
millions)                                    $5,461           $1,030            $1,248             $   83            $    11
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(c)                            1.06%            1.11%(d)          1.20%(d)           1.25%(d)           1.25%(d),(e)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                    1.08%             .79%              .36%               .24%              (.11%)(e)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)               116%             128%               99%               135%                88%
------------------------------------------------------------------------------------------------------------------------------------
Total return(f)                                3.51%           13.99%             7.19%             10.22%            (17.80%)(g)
------------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 28, 2002 (when shares became publicly available) to July 31, 2002.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 1.16%, 1.23%, 1.84% and 5.12% for the periods ended July 31, 2005, 2004, 2003 and 2002, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

RIVERSOURCE LARGE CAP EQUITY FUND -- 2006 ANNUAL REPORT 39

CLASS B

------------------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------------------------------------------------------------
Fiscal period ended July 31,                   2006            2005              2004               2003                2002(b)
Net asset value, beginning of period         $ 5.15          $ 4.56             $4.48              $4.10             $  5.00
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    .02              --              (.01)              (.01)               (.01)
Net gains (losses) (both realized
and unrealized)                                 .12             .60               .31                .39                (.89)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                .14             .60               .30                .38                (.90)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                --            (.01)             (.22)                --                  --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $ 5.29          $ 5.15             $4.56              $4.48             $  4.10
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
millions)                                    $1,169          $  472             $ 572                $36             $     5
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(c)                            1.84%           1.88%(d)          1.95%(d)           2.01%(d)            2.01%(d),(e)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                     .28%            .02%             (.46%)             (.52%)              (.86%)(e)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)               116%            128%               99%               135%                 88%
------------------------------------------------------------------------------------------------------------------------------------
Total return(f)                                2.72%          13.09%             6.48%              9.27%             (18.00%)(g)
------------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 28, 2002 (when shares became publicly available) to July 31, 2002.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.93%, 1.98%, 2.60% and 5.88% for the periods ended July 31, 2005, 2004, 2003 and 2002, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


--------------------------------------------------------------------------------

40 RIVERSOURCE LARGE CAP EQUITY FUND -- 2006 ANNUAL REPORT

CLASS C

------------------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------------------------------------------------------------
Fiscal period ended July 31,                   2006            2005              2004               2003                2002(b)
Net asset value, beginning of period          $5.16           $4.57             $4.49              $4.10             $  5.00
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    .02              --              (.01)              (.01)               (.01)
Net gains (losses) (both realized
and unrealized)                                 .12             .60               .31                .40                (.89)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                .14             .60               .30                .39                (.90)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                --            (.01)             (.22)                --                  --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $5.30           $5.16             $4.57              $4.49             $  4.10
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
millions)                                     $  35           $   9             $  11              $   2             $    --
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(c)                            1.84%           1.88%(d)          1.98%(d)           2.01%(d)            2.01%(d),(e)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                     .28%            .02%             (.43%)             (.53%)              (.92%)(e)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)               116%            128%               99%               135%                 88%
------------------------------------------------------------------------------------------------------------------------------------
Total return(f)                                2.71%          13.06%             6.46%              9.51%             (18.00%)(g)
------------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 28, 2002 (when shares became publicly available) to July 31, 2002.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.93%, 2.01%, 2.60% and 5.88% for the periods ended July 31, 2005, 2004, 2003 and 2002, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

RIVERSOURCE LARGE CAP EQUITY FUND -- 2006 ANNUAL REPORT 41

CLASS I

---------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
---------------------------------------------------------------------------------------
Fiscal period ended July 31,                  2006         2005            2004(b)
Net asset value, beginning of period      $   5.31     $   4.67        $   5.08
---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   .10          .05              --
Net gains (losses) (both realized
and unrealized)                                .12          .63            (.28)
---------------------------------------------------------------------------------------
Total from investment operations               .22          .68            (.28)
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income          (.09)        (.03)             --
Distributions from realized gains               --         (.01)           (.13)
---------------------------------------------------------------------------------------
Total distributions                           (.09)        (.04)           (.13)
---------------------------------------------------------------------------------------
Net asset value, end of period            $   5.44     $   5.31        $   4.67
---------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)   $    105     $     43        $     14
---------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(c)                            .59%         .65%(d)         .71%(d),(e)
---------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                   1.53%        1.24%            .74%(e)
---------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)              116%         128%             99%
---------------------------------------------------------------------------------------
Total return(f)                               4.06%       14.64%          (5.65%)(g)
---------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   Inception date is March 4, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class I would have been 0.70% and 0.72% for the periods ended July 31, 2005 and 2004, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

 42 RIVERSOURCE LARGE CAP EQUITY FUND -- 2006 ANNUAL REPORT

CLASS Y

--------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
--------------------------------------------------------------------------------------------------------------------
Fiscal period ended July 31,                2006         2005            2004            2003           2002(b)
Net asset value, beginning of period      $ 5.28       $ 4.66          $ 4.54          $ 4.11        $  5.00
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .09          .04             .01             .01             --
Net gains (losses) (both realized
and unrealized)                              .12          .61             .34             .42           (.89)
--------------------------------------------------------------------------------------------------------------------
Total from investment operations             .21          .65             .35             .43           (.89)
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.02)        (.02)           (.01)             --             --
Distributions from realized gains             --         (.01)           (.22)             --             --
--------------------------------------------------------------------------------------------------------------------
Total distributions                         (.02)        (.03)           (.23)             --             --
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $ 5.47       $ 5.28          $ 4.66          $ 4.54        $  4.11
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
millions)                                 $1,069       $   --          $    8          $   --        $    --
--------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(c)                          .81%         .90%(d)        1.00%(d)        1.07%(d)       1.07%(d),(e)
--------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                 1.41%        1.08%            .50%            .45%           .09%(e)
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)            116%         128%             99%            135%            88%
--------------------------------------------------------------------------------------------------------------------
Total return(f)                             4.03%       14.06%           7.44%          10.46%        (17.80%)(g)
--------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 28, 2002 (when shares became publicly available) to July 31, 2002.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class Y would have been 0.95%, 1.03%, 1.66% and 4.94% for the periods ended July 31, 2005, 2004, 2003 and 2002, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

RIVERSOURCE LARGE CAP EQUITY FUND -- 2006 ANNUAL REPORT 43

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD AND SHAREHOLDERS
RIVERSOURCE LARGE CAP SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of RiverSource Large Cap Equity Fund (a series of RiverSource Large Cap Series, Inc.) as of July 31, 2006, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended July 31, 2006, and the financial highlights for each of the years in the four-year period ended July 31, 2006 and for the period from March 28, 2002 (when shares became publicly available) to July 31, 2002. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource Large Cap Equity Fund as of July 31, 2006, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Minneapolis, Minnesota

September 20, 2006


------------------------------------------------------------------------------

44 RIVERSOURCE LARGE CAP EQUITY FUND -- 2006 ANNUAL REPORT

INVESTMENTS IN SECURITIES

JULY 31, 2006

(Percentages represent value of investments compared to net assets)

------------------------------------------------------------------------------
COMMON STOCKS (99.3%)
------------------------------------------------------------------------------

ISSUER                                             SHARES          VALUE(a)
AEROSPACE & DEFENSE (3.9%)
Boeing                                              5,072       $      392,674
DRS Technologies                                      958               44,346
General Dynamics                                    5,436              364,321
Goodrich                                            9,088              366,883
Honeywell Intl                                     21,611              836,345
L-3 Communications
   Holdings                                         1,260               92,799
Lockheed Martin                                     8,699              693,136
Northrop Grumman                                   10,227              676,925
United Technologies                                 5,277              328,177
                                                                --------------
Total                                                                3,795,606
------------------------------------------------------------------------------

BEVERAGES (1.0%)
Coca-Cola                                           6,277              279,327
PepsiCo                                            10,568              669,799
                                                                --------------
Total                                                                  949,126
------------------------------------------------------------------------------

BIOTECHNOLOGY (0.2%)
Amgen                                               1,372(b)            95,683
Biogen Idec                                         3,096(b)           130,404
                                                                --------------
Total                                                                  226,087
------------------------------------------------------------------------------

BUILDING PRODUCTS (0.4%)
American Standard
   Companies                                        2,421               93,523
Masco                                               9,576              255,967
                                                                --------------
Total                                                                  349,490
------------------------------------------------------------------------------

CAPITAL MARKETS (4.0%)
Bank of New York                                   14,503              487,446
Franklin Resources                                  3,107              284,135
KKR Private Equity
   Investors LP Unit                                6,910(b)           162,385
Legg Mason                                            995               83,053
Lehman Brothers Holdings                           13,989              908,585
Merrill Lynch & Co                                 10,719              780,558
Morgan Stanley                                     14,783              983,069
State Street                                        3,400              204,204
                                                                --------------
Total                                                                3,893,435
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                             SHARES          VALUE(a)
CHEMICALS (1.3%)
Dow Chemical                                       20,829       $      720,267
Eastman Chemical                                    3,931              195,096
Lyondell Chemical                                   9,949              221,564
RPM Intl                                            5,838              109,404
                                                                --------------
Total                                                                1,246,331
------------------------------------------------------------------------------

COMMERCIAL BANKS (4.9%)
Commerce Bancorp                                    8,298              281,883
PNC Financial Services
   Group                                            6,352              449,976
US Bancorp                                         30,650              980,800
Wachovia                                           15,826              848,748
Wells Fargo & Co                                   29,862            2,160,217
                                                                --------------
Total                                                                4,721,624
------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.5%)
Avery Dennison                                      2,656              155,721
Cendant                                            19,158              287,562
                                                                --------------
Total                                                                  443,283
------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.5%)
Alcatel                                             1,757(b,c)          19,816
Cisco Systems                                      35,997(b)           642,547
Corning                                             2,248(b)            42,869
Lucent Technologies                                80,981(b)           172,490
Motorola                                           22,916              521,568
                                                                --------------
Total                                                                1,399,290
------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.6%)
Dell                                               23,857(b)           517,220
EMC                                                18,823(b)           191,053
Hewlett-Packard                                    27,883              889,746
Intl Business Machines                             11,348              878,449
                                                                --------------
Total                                                                2,476,468
------------------------------------------------------------------------------

CONSUMER FINANCE (1.3%)
American Express                                    6,943              361,453
Capital One Financial                              11,158              863,071
                                                                --------------
Total                                                                1,224,524
------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.4%)
Temple-Inland                                       9,023              383,838
------------------------------------------------------------------------------


See accompanying notes to investments in securities.

------------------------------------------------------------------------------

14 RIVERSOURCE LARGE CAP VALUE FUND - 2006 ANNUAL REPORT

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                             SHARES          VALUE(a)
DIVERSIFIED FINANCIAL SERVICES (9.5%)
Bank of America                                    78,868       $    4,064,068
Citigroup                                          68,694            3,318,607
JPMorgan Chase & Co                                37,519            1,711,617
                                                                --------------
Total                                                                9,094,292
------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (4.8%)
AT&T                                               24,690              740,453
BellSouth                                          37,990            1,488,068
Chunghwa Telecom ADR                               14,823(c)           275,263
Citizens Communications                             8,363              107,297
Embarq                                              4,105(b)           185,751
Verizon Communications                             47,740            1,614,568
Windstream                                         15,814              198,148
                                                                --------------
Total                                                                4,609,548
------------------------------------------------------------------------------

ELECTRIC UTILITIES (2.5%)
Entergy                                             7,661              590,663
Exelon                                             14,348              830,749
FPL Group                                           3,032              130,800
PPL                                                 9,887              336,356
Southern                                           15,275              515,990
                                                                --------------
Total                                                                2,404,558
------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
Flextronics Intl                                   18,549(b,c)         210,346
------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.8%)
Cameron Intl                                        3,900(b)           196,599
Halliburton                                        15,228              508,006
Natl Oilwell Varco                                  1,539(b)           103,175
Schlumberger                                        3,580              239,323
TODCO                                               1,224               46,647
Transocean                                          2,163(b)           167,048
Weatherford Intl                                    9,804(b)           459,219
                                                                --------------
Total                                                                1,720,017
------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.4%)
CVS                                                 6,851              224,165
Safeway                                            18,347              515,184
Wal-Mart Stores                                    13,159              585,575
                                                                --------------
Total                                                                1,324,924
------------------------------------------------------------------------------

FOOD PRODUCTS (1.5%)
Cadbury Schweppes                                  10,303(c)           100,742
Campbell Soup                                       5,179              189,966
General Mills                                       7,410              384,579
Hershey                                             1,963              107,906

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                             SHARES          VALUE(a)
FOOD PRODUCTS (CONT.)
Kellogg                                            11,373       $      547,838
Kraft Foods Cl A                                    3,233              104,749
                                                                --------------
Total                                                                1,435,780
------------------------------------------------------------------------------

GAS UTILITIES (0.4%)
ONEOK                                              10,450              388,845
------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.8%)
Bausch & Lomb                                       2,094               99,046
Baxter Intl                                         5,080              213,360
Boston Scientific                                  25,155(b)           427,887
                                                                --------------
Total                                                                  740,293
------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.6%)
Aetna                                               3,951              124,417
Brookdale Senior Living                             1,164               54,126
Cardinal Health                                     6,956              466,052
CIGNA                                               5,056              461,360
Humana                                              4,691(b)           262,368
UnitedHealth Group                                  3,409              163,052
                                                                --------------
Total                                                                1,531,375
------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.6%)
Carnival Unit                                       1,240               48,310
Marriott Intl Cl A                                  8,111              285,345
McDonald's                                          7,004              247,872
                                                                --------------
Total                                                                  581,527
------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.1%)
DR Horton                                           4,168               89,320
------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.2%)
Colgate-Palmolive                                   6,019              357,047
Procter & Gamble                                    8,481              476,632
Spectrum Brands                                    46,089(b)           312,023
                                                                --------------
Total                                                                1,145,702
------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.4%)
General Electric                                   54,330            1,776,047
Tyco Intl                                          20,284(c)           529,210
                                                                --------------
Total                                                                2,305,257
------------------------------------------------------------------------------

INSURANCE (6.2%)
ACE                                                14,843(c)           764,860
Allied World
   Assurance Holdings                               3,400(b,c)         118,660
American Intl Group                                44,155            2,678,883
Aon                                                 8,762              299,923


See accompanying notes to investments in securities.

------------------------------------------------------------------------------

RIVERSOURCE LARGE CAP VALUE FUND - 2006 ANNUAL REPORT 15

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                             SHARES          VALUE(a)
INSURANCE (CONT.)
Arch Capital Group                                  1,689(b,c)  $      102,793
Aspen Insurance
   Holdings                                         8,372(c)           197,579
Chubb                                               8,543              430,738
Endurance Specialty Holdings                        4,789(c)           145,394
Hartford Financial
   Services Group                                   6,536              554,514
Max Re Capital                                      8,209(c)           184,703
Natl Financial Partners                             1,077               48,508
Prudential Financial                                2,777              218,383
XL Capital Cl A                                     3,075(c)           195,878
                                                                --------------
Total                                                                5,940,816
------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.2%)
Liberty Media Holding -
   Interactive Cl A                                12,904(b,d)         212,529
------------------------------------------------------------------------------

IT SERVICES (1.2%)
Affiliated Computer
   Services Cl A                                    8,406(b)           428,118
Automatic Data Processing                           7,695              336,733
Computer Sciences                                   1,336(b)            69,993
First Data                                          6,797              277,657
                                                                --------------
Total                                                                1,112,501
------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Mattel                                              5,464               98,571
------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (--%)
PerkinElmer                                         2,246               40,495
------------------------------------------------------------------------------

MACHINERY (1.3%)
Caterpillar                                         6,785              480,853
Deere & Co                                          2,829              205,301
Flowserve                                             859(b)            44,496
Illinois Tool Works                                 4,510              206,242
Ingersoll-Rand Cl A                                 5,102(c)           182,652
ITT                                                 2,799              141,489
                                                                --------------
Total                                                                1,261,033
------------------------------------------------------------------------------

MEDIA (6.8%)
Cablevision Systems Cl A                            1,918               42,676
CBS Cl B                                           10,925              299,673
Clear Channel
   Communications                                   3,280               94,956
Comcast Cl A                                       16,175(b)           556,097
Comcast Special Cl A                               29,091(b)           997,240

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                             SHARES          VALUE(a)
MEDIA (CONT.)
EchoStar
   Communications Cl A                              6,388(b)    $      223,899
Liberty Global Cl A                                 6,828(b)           149,192
Liberty Global Series C                             6,924(b)           146,650
Liberty Media Holding -
   Capital Series A                                 2,581(b,d)         210,635
News Corp Cl A                                     42,780              823,087
NTL                                                36,370              831,055
Time Warner                                        44,050              726,825
Viacom Cl B                                        18,911(b)           659,048
Vivendi                                            10,909(c)           369,392
Walt Disney                                        14,825              440,154
                                                                --------------
Total                                                                6,570,579
------------------------------------------------------------------------------

METALS & MINING (0.2%)
Alcan                                               1,622(c)            74,223
Alcoa                                               3,978              119,141
                                                                --------------
Total                                                                  193,364
------------------------------------------------------------------------------

MULTILINE RETAIL (1.2%)
Federated
   Department Stores                                9,672              339,584
JC Penney                                           2,912              183,340
Nordstrom                                           1,303               44,693
Target                                             13,590              624,052
                                                                --------------
Total                                                                1,191,669
------------------------------------------------------------------------------

MULTI-UTILITIES (1.1%)
Dominion Resources                                 10,755              844,052
Xcel Energy                                        10,572              211,863
                                                                --------------
Total                                                                1,055,915
------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (10.4%)
Anadarko Petroleum                                  6,161              281,804
Aventine Renewable
   Energy Holdings                                    180(b)             5,328
BP ADR                                              5,862(c)           425,112
Chesapeake Energy                                   3,255              107,090
Chevron                                            28,168            1,852,891
ConocoPhillips                                     33,074            2,270,199
Devon Energy                                        6,604              426,883
Exxon Mobil                                        55,701            3,773,187
Hess                                                4,880              258,152
Kerr-McGee                                          1,921              134,854
Newfield Exploration                                5,937(b)           275,358
Royal Dutch Shell ADR                               4,655(c)           329,574
                                                                --------------
Total                                                               10,140,432
------------------------------------------------------------------------------


See accompanying notes to investments in securities.

------------------------------------------------------------------------------

16 RIVERSOURCE LARGE CAP VALUE FUND - 2006 ANNUAL REPORT

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                             SHARES          VALUE(a)
PAPER & FOREST PRODUCTS (0.9%)
Bowater                                             6,166       $      125,046
Intl Paper                                          9,512              326,547
Weyerhaeuser                                        6,630              388,916
                                                                --------------
Total                                                                  840,509
------------------------------------------------------------------------------

PHARMACEUTICALS (5.6%)
Bristol-Myers Squibb                               29,933              717,494
GlaxoSmithKline ADR                                 5,161(c)           285,558
Merck & Co                                         20,486              824,971
Novartis ADR                                        5,832(c)           327,875
Pfizer                                             94,062            2,444,671
Schering-Plough                                    25,386              518,890
Watson Pharmaceuticals                              5,508(b)           123,324
Wyeth                                               3,363              163,005
                                                                --------------
Total                                                                5,405,788
------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.6%)
Apartment Investment &
   Management Cl A                                  3,563              171,345
Equity Office
   Properties Trust                                 9,569              362,760
HomeBanc                                            6,314               51,775
                                                                --------------
Total                                                                  585,880
------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.9%)
Agere Systems                                       6,175(b)            89,908
Credence Systems                                    6,852(b)            19,323
Cypress Semiconductor                              16,248(b)           246,807
Elpida Memory                                       2,100(b,c)          84,081
Freescale
   Semiconductor Cl A                              10,608(b)           303,707
Freescale
   Semiconductor Cl B                               2,498(b)            71,243
Infineon
   Technologies ADR                                10,399(b,c)         111,893
Integrated Device
   Technology                                      21,263(b)           328,939
Intel                                              18,979              341,621
Texas Instruments                                   6,422              191,247
                                                                --------------
Total                                                                1,788,769
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                             SHARES          VALUE(a)
SOFTWARE (2.5%)
Cadence Design Systems                             25,338(b)    $      410,222
Compuware                                          25,821(b)           180,489
McAfee                                              2,047(b)            44,113
Microsoft                                          35,158              844,847
Oracle                                             30,365(b)           454,564
Symantec                                           18,376(b)           319,191
TIBCO Software                                     19,880(b)           158,245
                                                                --------------
Total                                                                2,411,671
------------------------------------------------------------------------------

SPECIALTY RETAIL (0.4%)
Gap                                                 5,473               94,957
Home Depot                                          5,767              200,172
Urban Outfitters                                    6,905(b)           100,744
                                                                --------------
Total                                                                  395,873
------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (3.2%)
Countrywide Financial                              32,815            1,175,761
Fannie Mae                                         18,673              894,623
Freddie Mac                                        13,436              777,407
Washington Mutual                                   5,045              225,512
                                                                --------------
Total                                                                3,073,303
------------------------------------------------------------------------------

TOBACCO (2.2%)
Altria Group                                       26,234            2,097,933
------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (2.5%)
ALLTEL                                             15,295              843,825
Sprint Nextel                                      63,046            1,248,311
Vodafone Group ADR                                 14,725(c)           319,227
                                                                --------------
Total                                                                2,411,363
------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $88,680,327)                                             $   95,519,879
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $88,680,327)(e)                                          $   95,519,879
==============================================================================


See accompanying notes to investments in securities.

------------------------------------------------------------------------------

RIVERSOURCE LARGE CAP VALUE FUND - 2006 ANNUAL REPORT 17

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At July 31, 2006, the value of foreign securities represented 5.6% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) At July 31, 2006, the cost of securities for federal income tax purposes was $89,815,393 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $ 9,229,785
      Unrealized depreciation                                      (3,525,299)
      ------------------------------------------------------------------------
      Net unrealized appreciation                                 $ 5,704,486
      ------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------

18 RIVERSOURCE LARGE CAP VALUE FUND - 2006 ANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

JULY 31, 2006

ASSETS
Investments in securities, at value (Note 1)
   (identified cost $88,680,327)                                                               $ 95,519,879
Cash in bank on demand deposit                                                                      308,395
Capital shares receivable                                                                               702
Dividends and accrued interest receivable                                                           156,272
Receivable for investment securities sold                                                           314,444
-----------------------------------------------------------------------------------------------------------
Total assets                                                                                     96,299,692
-----------------------------------------------------------------------------------------------------------

LIABILITIES
Capital shares payable                                                                               12,874
Payable for investment securities purchased                                                          47,876
Accrued investment management services fee                                                            4,759
Accrued distribution fee                                                                              2,952
Accrued transfer agency fee                                                                             684
Accrued administrative services fee                                                                     476
Other accrued expenses                                                                               39,520
-----------------------------------------------------------------------------------------------------------
Total liabilities                                                                                   109,141
-----------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                                             $ 96,190,551
===========================================================================================================

REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                                                       $    163,848
Additional paid-in capital                                                                       76,796,298
Undistributed net investment income                                                                 662,124
Accumulated net realized gain (loss)                                                             11,728,729
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                             6,839,552
-----------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock                       $ 96,190,551
===========================================================================================================
Net assets applicable to outstanding shares:            Class A                                $ 62,855,365
                                                        Class B                                $ 18,984,583
                                                        Class C                                $  1,108,078
                                                        Class I                                $ 13,208,587
                                                        Class Y                                $     33,938
Net asset value per share of outstanding capital stock: Class A shares            10,692,320   $       5.88
                                                        Class B shares             3,261,457   $       5.82
                                                        Class C shares               190,515   $       5.82
                                                        Class I shares             2,234,787   $       5.91
                                                        Class Y shares                 5,753   $       5.90
-----------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

------------------------------------------------------------------------------

RIVERSOURCE LARGE CAP VALUE FUND - 2006 ANNUAL REPORT 19

STATEMENT OF OPERATIONS

Year ended July 31, 2006

INVESTMENT INCOME

Income:
Dividends                                                                                      $  3,258,571
Interest                                                                                             97,741
   Less foreign taxes withheld                                                                      (21,939)
------------------------------------------------------------------------------------------------------------
Total income                                                                                      3,334,373
------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                                  715,200
Distribution fee
   Class A                                                                                          170,730
   Class B                                                                                          240,605
   Class C                                                                                           12,172
Transfer agency fee                                                                                 164,826
Incremental transfer agency fee
   Class A                                                                                           11,718
   Class B                                                                                            7,913
   Class C                                                                                              467
Service fee -- Class Y                                                                                   90
Administrative services fees and expenses                                                            78,248
Compensation of board members                                                                         8,997
Custodian fees                                                                                       52,550
Printing and postage                                                                                 53,770
Registration fees                                                                                    53,445
Audit fees                                                                                           21,000
Other                                                                                                 4,907
------------------------------------------------------------------------------------------------------------
Total expenses                                                                                    1,596,638
   Earnings and bank fee credits on cash balances (Notes 2)                                          (8,165)
------------------------------------------------------------------------------------------------------------
Total net expenses                                                                                1,588,473
------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                                   1,745,900
------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                                                                12,600,931
   Foreign currency transactions                                                                         48
   Reimbursement from affiliate (Note 2)                                                                182
------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                          12,601,161
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                            (5,201,720)
------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                                             7,399,441
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                                $  9,145,341
============================================================================================================

See accompanying notes to financial statements.


------------------------------------------------------------------------------

20 RIVERSOURCE LARGE CAP VALUE FUND - 2006 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED JULY 31,                                                                 2006           2005
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                                 $  1,745,900   $  1,378,478
Net realized gain (loss) on investments                                           12,601,161      8,924,943
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies             (5,201,720)     7,691,556
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                    9,145,341     17,994,977
------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net Investment income
     Class A                                                                        (878,948)      (546,048)
     Class B                                                                        (101,985)       (10,205)
     Class C                                                                          (5,946)            --
     Class I                                                                        (815,837)      (382,906)
     Class Y                                                                          (1,721)        (1,186)
   Net realized gain
     Class A                                                                      (3,373,386)    (3,015,777)
     Class B                                                                      (1,215,159)    (1,148,832)
     Class C                                                                         (63,394)       (57,627)
     Class I                                                                      (2,287,588)    (1,527,915)
     Class Y                                                                          (5,789)        (5,242)
------------------------------------------------------------------------------------------------------------
Total distributions                                                               (8,749,753)    (6,695,738)
------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                                        11,203,132     17,758,111
   Class B shares                                                                  1,923,861      7,075,931
   Class C shares                                                                    172,850        380,110
   Class I shares                                                                 13,890,983     35,295,804
   Class Y shares                                                                      1,022         81,000
Reinvestment of distributions at net asset value
   Class A shares                                                                  4,161,490      3,502,995
   Class B shares                                                                  1,301,183      1,145,619
   Class C shares                                                                     67,763         56,012
   Class I shares                                                                  3,103,080      1,910,566
   Class Y shares                                                                      6,764          5,863
Payments for redemptions
   Class A shares                                                                (27,249,234)   (20,411,526)
   Class B shares (Note 2)                                                       (12,824,832)    (7,218,949)
   Class C shares (Note 2)                                                          (534,833)      (563,631)
   Class I shares                                                                (41,255,992)   (18,207,821)
   Class Y shares                                                                   (114,743)       (17,206)
------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions                (46,147,506)    20,792,878
------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                          (45,751,918)    32,092,117
Net assets at beginning of year                                                  141,942,469    109,850,352
------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                       $ 96,190,551   $141,942,469
============================================================================================================
Undistributed net investment income                                             $    662,124   $    750,831
------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

------------------------------------------------------------------------------

RIVERSOURCE LARGE CAP VALUE FUND - 2006 ANNUAL REPORT 21

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Large Cap Series, Inc. (formerly AXP Growth Series, Inc.) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Large Cap Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in equity securities of companies with a market capitalization greater than $5 billion.

The Fund offers Class A, Class B, Class C and Class Y shares.

o     Class A shares are sold with a front-end sales charge.

o     Class B shares may be subject to a contingent deferred sales charge
      (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

o     Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

The Fund offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares have no sales charge and are made available through a separate prospectus supplement provided to investors eligible to purchase the shares. At July 31, 2006, Ameriprise Financial, Inc. (Ameriprise Financial) and the affiliated funds-of-funds owned 100% of Class I shares, which represents 13.73% of the Fund's net assets.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fees and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.


------------------------------------------------------------------------------

22 RIVERSOURCE LARGE CAP VALUE FUND - 2006 ANNUAL REPORT

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Pursuant to procedures adopted by the Board of Directors of the funds, Ameriprise Financial utilizes Fair Value Pricing (FVP). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has actually caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the New York Stock Exchange. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following trading day. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the portfolio holdings such that shareholder transactions receive a fair net asset value. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.


------------------------------------------------------------------------------

RIVERSOURCE LARGE CAP VALUE FUND - 2006 ANNUAL REPORT 23

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.


------------------------------------------------------------------------------

24 RIVERSOURCE LARGE CAP VALUE FUND - 2006 ANNUAL REPORT

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been decreased by $30,170 and accumulated net realized gain has been increased by $30,170.

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED JULY 31,                                   2006         2005
---------------------------------------------------------------------------
CLASS A
Distributions paid from:
   Ordinary income ............................   $ 1,836,908   $ 1,523,416
   Long-term capital gain .....................     2,415,525     2,038,409

CLASS B
Distributions paid from:
   Ordinary income ............................       447,025       382,524
   Long-term capital gain .....................       870,119       776,513

CLASS C
Distributions paid from:
   Ordinary income ............................        23,946        18,676
   Long-term capital gain .....................        45,394        38,951

CLASS I
Distributions paid from:
   Ordinary income ............................     1,465,389       878,081
   Long-term capital gain .....................     1,638,036     1,032,740

CLASS Y
Distributions paid from:
   Ordinary income ............................         3,365         2,885
   Long-term capital gain .....................         4,145         3,543


------------------------------------------------------------------------------

RIVERSOURCE LARGE CAP VALUE FUND - 2006 ANNUAL REPORT 25

At July 31, 2006, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income ...............................   $ 3,009,242
Accumulated long-term gain (loss) ...........................   $10,516,677
Unrealized appreciation (depreciation) ......................   $ 5,704,486

RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of the Fund are being evaluated to determine the impact, if any, that will result from the adoption of FIN 48.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.


------------------------------------------------------------------------------

26 RIVERSOURCE LARGE CAP VALUE FUND - 2006 ANNUAL REPORT

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. Prior to Oct. 1, 2005, investment management services were provided by Ameriprise Financial. The management fee is a percentage of the Fund's average daily net assets that declines from 0.60% to 0.375% annually as the Fund's assets increase. Prior to March 1, 2006, the management fee percentage of the Fund's average daily net assets declined from 0.60% to 0.48% annually as the Fund's assets increased. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper Large-Cap Value Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the fee by $65,158 for the year ended July 31, 2006.

Under the current Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. Prior to Oct. 1, 2005, the fee percentage of the Fund's average daily net assets declined from 0.05% to 0.02% annually as the Fund's assets increased. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the Board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o     Class A $19.50

o     Class B $20.50

o     Class C $20.00

o     Class Y $17.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.


------------------------------------------------------------------------------

RIVERSOURCE LARGE CAP VALUE FUND - 2006 ANNUAL REPORT 27

Class I pays a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to those shares. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $86,201 for Class A, $36,903 for Class B and $108 for Class C for the year ended July 31, 2006.

Effective as of Oct. 1, 2005, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until July 31, 2007, unless sooner terminated by the Board, such that net expenses, before giving effect to any performance incentive adjustment, will not exceed 1.29% for Class A, 2.05% for Class B, 2.06% for Class C, 0.94% for Class I and 1.12% for Class Y of the Fund's average daily net assets.

During the year ended July 31, 2006, the Fund's custodian and transfer agency fees were reduced by $8,165 as a result of earnings and bank fee credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

In addition, the Fund received a one time reimbursement of $182 by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. This amount was insignificant to the Fund's net asset value and total return.


------------------------------------------------------------------------------

28 RIVERSOURCE LARGE CAP VALUE FUND - 2006 ANNUAL REPORT

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $58,372,304 and $105,788,907, respectively, for the year ended July 31, 2006. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                        YEAR ENDED JULY 31, 2006
                                         CLASS A      CLASS B     CLASS C     CLASS I    CLASS Y
-------------------------------------------------------------------------------------------------
Sold                                    1,942,339      336,668     30,218    2,383,522       175
Issued for reinvested
   distributions                          743,124      233,606     12,166      552,149     1,204
Redeemed                               (4,706,798)  (2,243,828)   (93,245)  (7,154,110)  (19,573)
-------------------------------------------------------------------------------------------------
Net increase (decrease)                (2,021,335)  (1,673,554)   (50,861)  (4,218,439)  (18,194)
-------------------------------------------------------------------------------------------------

                                                        YEAR ENDED JULY 31, 2005
                                          CLASS A     CLASS B     CLASS C    CLASS I     CLASS Y
-------------------------------------------------------------------------------------------------
Sold                                    3,185,715    1,283,395     69,124    6,285,074    14,833
Issued for reinvested
   distributions                          628,904      206,791     10,111      341,783     1,049
Redeemed                               (3,634,034)  (1,298,146)  (101,928)  (3,228,175)   (3,074)
-------------------------------------------------------------------------------------------------
Net increase (decrease)                   180,585      192,040    (22,693)   3,398,682    12,808
-------------------------------------------------------------------------------------------------

5. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 20, 2005. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. Prior to this agreement, the Fund had a revolving credit agreement that permitted borrowings up to $500 million with The Bank of New York. The Fund had no borrowings outstanding during the year ended July 31, 2006.


------------------------------------------------------------------------------

RIVERSOURCE LARGE CAP VALUE FUND - 2006 ANNUAL REPORT 29

6. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.


------------------------------------------------------------------------------

30 RIVERSOURCE LARGE CAP VALUE FUND - 2006 ANNUAL REPORT

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds.


------------------------------------------------------------------------------

RIVERSOURCE LARGE CAP VALUE FUND - 2006 ANNUAL REPORT 31

7. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

-----------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------------------
Fiscal period ended July 31,               2006       2005       2004          2003         2002(b)
Net asset value, beginning of period      $ 5.83     $ 5.34     $ 4.98        $ 4.52        $  4.90
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .09        .06        .04           .03             --
Net gains (losses)
(both realized and unrealized)               .32        .70        .59           .44           (.38)
-----------------------------------------------------------------------------------------------------------
Total from investment operations             .41        .76        .63           .47           (.38)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.07)      (.04)      (.03)         (.01)            --
Distributions from realized gains           (.29)      (.23)      (.24)           --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                         (.36)      (.27)      (.27)         (.01)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $ 5.88     $ 5.83     $ 5.34        $ 4.98        $  4.52
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)   $   63     $   74     $   67        $   31        $     4
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(c)                         1.21%      1.29%      1.24%(d)      1.25%(d)       1.19%(d),(e)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                 1.35%      1.07%       .95%         1.01%           .23%(e)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)             46%        57%        59%           77%             9%
-----------------------------------------------------------------------------------------------------------
Total return(f)                             7.39%     14.52%     12.85%        10.52%         (7.75%)(g)
-----------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from June 27, 2002 (when shares became publicly available) to July 31, 2002.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 1.54%, 2.64% and 20.50% for the periods ended July 31, 2004, 2003 and 2002, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

32 RIVERSOURCE LARGE CAP VALUE FUND - 2006 ANNUAL REPORT

CLASS B

-----------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------------------
Fiscal period ended July 31,               2006       2005       2004          2003         2002(b)
Net asset value, beginning of period      $ 5.77     $ 5.29     $ 4.95        $ 4.52        $  4.90
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .04        .01         --           .01             --
Net gains (losses)
(both realized and unrealized)               .32        .70        .59           .43           (.38)
-----------------------------------------------------------------------------------------------------------
Total from investment operations             .36        .71        .59           .44           (.38)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.02)        --       (.01)         (.01)            --
Distributions from realized gains           (.29)      (.23)      (.24)           --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                         (.31)      (.23)      (.25)         (.01)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $ 5.82     $ 5.77     $ 5.29        $ 4.95        $  4.52
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)   $   19     $   28     $   25        $   13        $     1
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(c)                         1.97%      2.05%      2.00%(d)      2.00%(d)       1.95%(d),(e)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                  .59%       .30%       .16%          .25%          (.49%)(e)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)             46%        57%        59%           77%             9%
-----------------------------------------------------------------------------------------------------------
Total return(f)                             6.51%     13.66%     12.00%         9.66%         (7.75%)(g)
-----------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from June 27, 2002 (when shares became publicly available) to July 31, 2002.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 2.30%, 3.40% and 21.26% for the periods ended July 31, 2004, 2003 and 2002, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

RIVERSOURCE LARGE CAP VALUE FUND - 2006 ANNUAL REPORT 33

CLASS C

--------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
--------------------------------------------------------------------------------------------------------
Fiscal period ended July 31,               2006       2005       2004          2003      2002(b)
Net asset value, beginning of period      $ 5.77     $ 5.29     $ 4.94        $ 4.52     $  4.90
--------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .04        .01         --           .01          --
Net gains (losses)
(both realized and unrealized)               .32        .70        .60           .42        (.38)
--------------------------------------------------------------------------------------------------------
Total from investment operations             .36        .71        .60           .43        (.38)
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.02)        --       (.01)         (.01)         --
Distributions from realized gains           (.29)      (.23)      (.24)           --          --
--------------------------------------------------------------------------------------------------------
Total distributions                         (.31)      (.23)      (.25)         (.01)         --
--------------------------------------------------------------------------------------------------------
Net asset value, end of period            $ 5.82     $ 5.77     $ 5.29        $ 4.94     $  4.52
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)   $    1     $    1     $    1        $    1     $    --
--------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(c)                         1.98%      2.06%      2.00%(d)      2.00%(d)    1.95%(d),(e)
--------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                  .58%       .30%       .19%          .26%       (.45%)(e)
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)             46%        57%        59%           77%          9%
--------------------------------------------------------------------------------------------------------
Total return(f)                             6.56%     13.62%     12.19%         9.50%      (7.75%)(g)
--------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from June 27, 2002 (when shares became publicly available) to July 31, 2002.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 2.30%, 3.40% and 21.26% for the periods ended July 31, 2004, 2003 and 2002, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


--------------------------------------------------------------------------------

34 RIVERSOURCE LARGE CAP VALUE FUND - 2006 ANNUAL REPORT

CLASS I

-------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-------------------------------------------------------------------------------
Fiscal period ended July 31,               2006       2005      2004(b)
Net asset value, beginning of period      $ 5.86     $ 5.36     $  5.57
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .12        .07         .03
Net gains (losses)
(both realized and unrealized)               .32        .72        (.24)
-------------------------------------------------------------------------------
Total from investment operations             .44        .79        (.21)
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.10)      (.06)         --
Distributions from realized gains           (.29)      (.23)         --
-------------------------------------------------------------------------------
Total distributions                         (.39)      (.29)         --
-------------------------------------------------------------------------------
Net asset value, end of period            $ 5.91     $ 5.86     $  5.36
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------
Net assets, end of period (in millions)   $   13     $   38     $    16
-------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(c)                          .75%       .86%        .93%(d),(e)
-------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                 1.85%      1.50%       1.33%(e)
-------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)             46%        57%         59%
-------------------------------------------------------------------------------
Total return(f)                             7.86%     14.97%      (3.77%)(g)
-------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   Inception date is March 4, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class I would have been 1.02% for the period ended July 31, 2004.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

RIVERSOURCE LARGE CAP VALUE FUND - 2006 ANNUAL REPORT 35

CLASS Y

-----------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------------------
Fiscal period ended July 31,               2006       2005        2004         2003         2002(b)
Net asset value, beginning of period      $ 5.85     $ 5.36     $ 4.99        $ 4.52        $  4.90
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .10        .07        .04           .03             --
Net gains (losses)
(both realized and unrealized)               .32        .70        .61           .45           (.38)
-----------------------------------------------------------------------------------------------------------
Total from investment operations             .42        .77        .65           .48           (.38)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.08)      (.05)      (.04)         (.01)            --
Distributions from realized gains           (.29)      (.23)      (.24)           --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                         (.37)      (.28)      (.28)         (.01)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $ 5.90     $ 5.85     $ 5.36        $ 4.99        $  4.52
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)   $   --     $   --     $   --        $   --        $    --
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(c)                         1.00%      1.11%      1.06%(d)       .95%(d)       1.01%(d),(e)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                 1.69%      1.25%      1.12%         1.30%           .31%(e)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)             46%        57%        59%           77%             9%
-----------------------------------------------------------------------------------------------------------
Total return(f)                             7.55%     14.67%     13.14%        10.76%         (7.75%)(g)
-----------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from June 27, 2002 (when shares became publicly available) to July 31, 2002.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class Y would have been 1.36%, 2.46% and 20.32% for the periods ended July 31, 2004, 2003 and 2002, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

36 RIVERSOURCE LARGE CAP VALUE FUND - 2006 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD AND SHAREHOLDERS
RIVERSOURCE LARGE CAP SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of RiverSource Large Cap Value Fund (a series of RiverSource Large Cap Series, Inc.) as of July 31, 2006, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended July 31, 2006, and the financial highlights for each of the years in the four-year period ended July 31, 2006, and for the period from June 27, 2002 (when shares became publicly available) to July 31, 2002. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource Large Cap Value Fund as of July 31, 2006, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Minneapolis, Minnesota
September 20, 2006


------------------------------------------------------------------------------

RIVERSOURCE LARGE CAP VALUE FUND - 2006 ANNUAL REPORT 37

PART C.  OTHER INFORMATION

Item 23. Exhibits.

(a)(1)   Articles of Incorporation, as amended November 10, 1988, filed as
         Exhibit 1 to Post-Effective Amendment No. 38 to Registration Statement No. 2-38355, are incorporated by reference.

(a)(2) Articles of Amendment, dated June 16, 1999, filed electronically as Exhibit (a)(2) to Post-Effective Amendment No. 67 to Registration Statement No. 2-38355, are incorporated by reference.

(a)(3) Articles of Amendment, dated November 14, 2002, filed electronically as Exhibit (a)(3) to Registrant's Post-Effective Amendment No. 74 to Registration Statement No. 2-38355, are incorporated by reference.

(a)(4) Articles of Amendment to the Articles of Incorporation, dated April 21, 2006, are filed electronically herewith as Exhibit (a)(4) to Registrant's Post-Effective Amendment No. 82 to Registration Statement No. 2-38355.

(b)      By-laws, as amended January 11, 2001 filed electronically as Exhibit
         (b) to Post-Effective Amendment No. 67 to Registration Statement No. 2-38355, are incorporated by reference.

(c) Stock certificate, filed as Exhibit No. 3 to Registrant's Amendment No. 1 to Registration Statement No. 2-38355, dated Feb. 2, 1971, is incorporated by reference.

(d) Investment Management Services Agreement, dated May 1, 2006, between Registrant and RiverSource Investments, LLC is filed electronically herewith as Exhibit (d) to Registrant's Post-Effective Amendment No. 82 to Registration Statement No. 2-38355.

(e)(1) Distribution Agreement, effective as of Oct. 1, 2005, amended and restated as of Aug. 1, 2006, between Registrant and Ameriprise Financial Services, Inc. filed electronically on or about Sept. 19, 2006 as Exhibit (e)(1) to RiverSource Diversified Income Series, Inc. Post-Effective Amendment No. 61 to Registration Statement No. 2-51586 is incorporated by reference.

(e)(2) Distribution Agreement, effective as of Aug. 1, 2006, between Registrant and RiverSource Distributors, Inc. filed electronically on or about Sept. 19, 2006 as Exhibit (e)(2) to RiverSource Diversified Income Series, Inc. Post-Effective Amendment No. 61 to Registration Statement No. 2-51586 is incorporated by reference.

(f)      Bonus or Profit Sharing Contracts: Not Applicable.

(g)(1) Custodian Agreement, amended and restated, dated May 1, 2006, between Registrant and Ameriprise Trust Company filed electronically on or about May 24, 2006 as Exhibit (g)(1) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 44 to Registration Statement No. 2-93745 is incorporated by reference.

(g)(2) Custodian Agreement between American Express Trust Company and The Bank of New York dated May 13, 1999, filed electronically as Exhibit
         (g)(3) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 33 to Registration Statement No. 2-93745, filed on or about May 28, 1999 is incorporated by reference.

(g)(3) Custodian Agreement First Amendment between American Express Trust Company and The Bank of New York, dated December 1, 2000, filed electronically as Exhibit (g)(4) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(4) Custodian Agreement Second Amendment between American Express Trust Company and The Bank of New York, dated June 7, 2001, filed electronically as Exhibit (g)(5) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(5) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated January 31, 2002, filed electronically as Exhibit (g)(6) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(6) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated April 29, 2003, filed electronically as Exhibit (g)(8) to AXP Partners Series, Inc. Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003, is incorporated by reference.

(h)(1) Board Services Agreement, dated Jan. 11, 2006, between RiverSource Funds and Board Services Corporation filed electronically on or about March 29, 2006 as Exhibit (h)(1) to AXP Market Advantage Series, Inc. Post-Effective Amendment No. 35 to Registration Statement No. 33-30770 is incorporated by reference.

(h)(2) Administrative Services Agreement, amended and restated, dated May 1, 2006, between Registrant and Ameriprise Financial, Inc. filed electronically on or about May 24, 2006 as Exhibit (h)(2) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 44 to Registration Statement No. 2-93754 is incorporated by reference.

(h)(3) Transfer Agency Agreement, amended and restated, dated May 1, 2006, between Registrant and RiverSource Service Corporation filed electronically on or about May 24, 2006 as Exhibit (h)(3) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 44 to Registration Statement No. 2-93754 is incorporated by reference.

(h)(4) Class Y Shareholder Service Agreement, amended and restated, dated May 1, 2006 between Registrant and Ameriprise Financial Services, Inc. filed electronically on or about May 24, 2006 as Exhibit (h)(4) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 44 to Registration Statement No. 2-93754 is incorporated by reference.

(h)(5) Class Y Shareholder Service Agreement, dated as of Aug. 1, 2006, between Registrant and RiverSource Distributors, Inc. filed electronically on or about Sept. 19, 2006 as Exhibit (h)(5) to RiverSource Diversified Income Series, Inc. Post-Effective Amendment No. 61 to Registration Statement No. 2-51586 is incorporated by reference.

(h)(6) Agreement of Merger, dated April 10, 1986, filed as Exhibit No. 9 to Post-Effective Amendment No. 33 to Registration Statement No. 2-38355, is incorporated by reference.

(h)(7) Agreement and Plan of Reorganization, dated March 10, 2000, between AXP Growth Series, Inc. on behalf of AXP Growth Fund is incorporated by reference to Exhibit (h)(11), to Registrant's Post-Effective Amendment No. 66 filed on or about Sept. 29, 2000.

(h)(8) Agreement and Plan of Reorganization, dated Jan. 8, 2004, between AXP Growth Series, Inc. on behalf of AXP Large Cap Equity Fund and American Express Financial Corporation filed electronically on or about Sept. 27, 2004 as Exhibit (h)(10) to Post-Effective Amendment No. 79 to Registration Statement No. 2-38355 is incorporated by reference.

(h)(9) Agreement and Plan of Reorganization between AXP Dimensions Series, Inc., on behalf of RiverSource New Dimensions Fund, and AXP Growth Series, Inc., on behalf of RiverSource Large Cap Equity Fund, dated Nov. 10, 2005, is filed electronically herewith as Exhibit (h)(9) to Registrant's Post-Effective Amendment No. 82 to Registration Statement No. 2-38355.

(h)(10) Agreement and Plan of Reorganization between AXP Stock Series, Inc., on behalf of RiverSource Stock Fund, and AXP Growth Series, Inc., on behalf of RiverSource Disciplined Equity Fund, dated Nov. 10, 2005, is filed electronically herewith as Exhibit (h)(10) to Registrant's Post-Effective Amendment No. 82 to Registration Statement No. 2-38355.

(h)(11) Master Fee Cap/Fee Waiver Agreement, dated Oct. 1, 2005, as amended Aug. 1, 2006, between RiverSource Investments, LLC, Ameriprise Financial, Inc., RiverSource Service Corporation, Ameriprise Financial Services, Inc. and the RiverSource Funds filed electronically on or about Aug. 25, 2006 as Exhibit (h)(5) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 33-20872 is incorporated by reference.

(h)(12) License Agreement, amended and restated, dated May 1, 2006, between Ameriprise Financial, Inc. and RiverSource Funds filed electronically on or about May 24, 2006 as Exhibit (h)(5) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 44 to Registration Statement No. 2-93745 is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(j) Consent of Independent Registered Public Accounting Firm is filed electronically herewith.

(k)      Omitted Financial Statements: Not Applicable

(l)      Initial Capital Agreement: Not Applicable.

(m)(1) Plan and Agreement of Distribution, amended and restated, dated May 1, 2006, between Registrant and Ameriprise Financial Services, Inc. filed electronically on or about May 24, 2006 as Exhibit (m) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 44 to Registration Statement No. 2-93745 is incorporated by reference.

(m)(2) Plan and Agreement of Distribution, dated as of Aug. 1, 2006, between Registrant and RiverSource Distributors, Inc. filed electronically on or about Sept. 19, 2006 as Exhibit (m)(2) to RiverSource Diversified Income Series, Inc. Post-Effective Amendment No. 61 to Registration Statement No. 2-51586 is incorporated by reference.

(n) Rule 18f - 3 Plan, amended and restated, dated May 1, 2006, filed electronically on or about May 24, 2006 as Exhibit (n) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 44 to Registration Statement No. 2-93745 is incorporated by reference.

(o)      Reserved.

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about March 28, 2005 as Exhibit (p)(1) to AXP Selected Series, Inc. Post-Effective Amendment No. 42 to Registration Statement No. 2-93745, is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser and principal underwriter, dated Jan. 2006 and April 2006, filed electronically on or about June 27, 2006 as Exhibit (p)(2) to RiverSource Short Term Investments Series, Inc. Registration Statement No. 811-21914 is incorporated by reference.

(q)(1) Directors/Trustees Power of Attorney to sign Amendments to this Registration Statement, dated April 12, 2006, is filed electronically herewith as Exhibit (q)(1) to Registrant's Post-Effective Amendment No. 82 to Registration Statement No. 2-38355.

(q)(2) Officers Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 9, 2002, filed electronically as Exhibit (q)(2) to Registrant's Post-Effective Amendment No. 69 filed on or about March 21, 2002 is incorporated by reference.

Item 24. Persons Controlled by or Under Common Control with Registrant:

         None.

Item 25. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 26.        Business and Other Connections of Investment Adviser (RiverSource Investments, LLC.)

Directors and officers of RiverSource Investments, LLC. who are directors and/or officers of one or more other companies:

Name and Title                 Other company(s)                   Address*                     Title within other
                                                                                               company(s)
-------------------------      -----------------------            -------------------------    -----------------------
Neysa M. Alecu                 Advisory Capital Partners LLC                                   Anti-Money Laundering
Anti-Money Laundering                                                                          Officer
Officer
                               Advisory Capital Strategies                                     Anti-Money Laundering
                               Group Inc.                                                      Officer

                               Advisory Convertible Arbitrage                                  Anti-Money Laundering
                               LLC                                                             Officer

                               Advisory Select LLC                                             Anti-Money Laundering
                                                                                               Officer

                               American Enterprise                                             Anti-Money Laundering
                               Investment Services, Inc.                                       Officer

                               American Enterprise Life Insurance                              Anti-Money Laundering
                               Company                                                         Officer

                               American Enterprise REO 1 LLC                                   Anti-Money Laundering
                                                                                               Officer

                               American Express Asset Management                               Anti-Money Laundering
                               International, Inc.                                             Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Alabama Inc.                                          Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Arizona Inc.                                          Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Idaho Inc.                                            Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Maryland Inc.                                         Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Massachusetts Inc.                                    Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Nevada Inc.                                           Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of New Mexico Inc.                                       Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Oklahoma Inc.                                         Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Texas Inc.                                            Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Wyoming Inc.                                          Officer

                               American Partners Life                                          Anti-Money Laundering
                               Insurance Company                                               Officer

                               Ameriprise Auto & Home Insurance                                Anti-Money Laundering
                               Agency Inc.                                                     Officer

                               Ameriprise Certificate Company                                  Anti-Money Laundering
                                                                                               Officer

                               Ameriprise Financial Inc.                                       Anti-Money Laundering

                               Ameriprise Financial Services,                                  Anti-Money Laundering
                               Inc.                                                            Officer

                               Boston Equity General                                           Anti-Money Laundering
                               Partner LLC                                                     Officer

                               IDS Capital Holdings Inc.                                       Anti-Money Laundering
                                                                                               Officer

                               IDS Life Insurance Company                                      Anti-Money Laundering
                                                                                               Officer

                               IDS Management Corporation                                      Anti-Money Laundering
                                                                                               Officer

                               RiverSource Distributors Inc.                                   Anti-Money Laundering
                                                                                               Officer

                               RiverSource Service Corporation                                 Anti-Money Laundering
                                                                                               Officer

Ward D. Armstrong              Ameriprise Express Asset                                        Director
Director and Senior            Management International Inc.
Vice President

                               Ameriprise Financial Inc.                                       Senior Vice President -
                                                                                               Retirement Services and
                                                                                               Asset Management Group

                               Ameriprise Financial                                            Senior Vice President -
                               Services Inc.                                                   Retirement Services and
                                                                                               Asset Management Group

                               Ameriprise Trust                                                Director and Chairman of
                               Company                                                         the Board

                               Kenwood Capital Management LLC                                  Manager

John M. Baker                  Ameriprise Financial Inc.                                       Vice President - Plan Sponsor
Vice President                                                                                 Services

                               Ameriprise Financial                                            Vice President - Chief Client
                               Services Inc.                                                   Service Officer

                               Ameriprise Trust                                                Director and Senior Vice President
                               Company

Dimitris Bertsimas             None                                                            None
Vice President and Senior
Portfolio Manager

Walter S. Berman               Advisory Capital Partners LLC                                   Treasurer
Treasurer
                               Advisory Capital Strategies                                     Treasurer
                               Group Inc.

                               Advisory Convertible Arbitrage                                  Treasurer
                               LLC

                               Advisory Select LLC                                             Treasurer

                               American Centurion Life                                         Vice President and Treasurer
                               Assurance Company

                               American Enterprise Life                                        Vice President and Treasurer
                               Insurance Company

                               American Enterprise REO 1, LLC                                  Treasurer

                               American Express Asset Management                               Treasurer
                               International, Inc.

                               American Express                                                Vice President and Treasurer
                               Financial Advisors Services
                               Japan Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Alabama Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Arizona Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Idaho Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Maryland Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Massachusetts Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Nevada Inc.

                               American Express Insurance                                      Treasurer
                               Agency of New Mexico Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Oklahoma Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Wyoming Inc.

                               American Express Property                                       Treasurer
                               Casualty Insurance Agency
                               of Kentucky Inc.

                               American Express Property                                       Treasurer
                               Casualty Insurance Agency
                               of Maryland Inc.

                               American Express Property                                       Treasurer
                               Casualty Insurance Agency
                               of Pennsylvania Inc.

                               American Partners Life                                          Vice President and Treasurer
                               Insurance Company

                               Ameriprise Auto & Home Insurance                                Treasurer
                               Agency Inc.

                               Ameriprise Certificate Company                                  Treasurer

                               Ameriprise Financial Inc.                                       Executive Vice President and
                                                                                               Chief Financial

                               Ameriprise Financial                                            Director
                               Services Inc.

                               Ameriprise Insurance Company                                    Treasurer

                               AMEX Assurance Company                                          Treasurer

                               Boston Equity General                                           Treasurer
                               Partner LLC

                               IDS Cable Corporation                                           Treasurer

                               IDS Cable II Corporation                                        Treasurer

                               IDS Capital Holdings Inc.                                       Treasurer

                               IDS Life Insurance Company                                      Vice President and Treasurer

                               IDS Life Insurance Company                                      Vice President and Treasurer
                               of New York

                               IDS Management Corporation                                      Treasurer

                               IDS Partnership Services                                        Treasurer
                               Corporation

                               IDS Property Casualty                                           Treasurer
                               Insurance Company

                               IDS Realty Corporation                                          Treasurer

                               IDS REO 1, LLC                                                  Treasurer

                               IDS REO 2, LLC                                                  Treasurer

                               Investors Syndicate                                             Vice President and Treasurer
                               Development Corp.

                               Kenwood Capital                                                 Treasurer
                               Management LLC

                               RiverSource Service Corporation                                 Treasurer

                               RiverSource Tax Advantaged                                      Treasurer
                               Investments Inc.

                               Threadneedle Asset Management                                   Director
                               Holdings LTD

Richard N. Bush                Advisory Capital Partners LLC                                   Senior Vice President - Corporate Tax
Senior Vice President -
Corporate Tax
                               Advisory Capital Strategies                                     Senior Vice President - Corporate Tax
                               Group Inc.

                               Advisory Convertible Arbitrage                                  Senior Vice President - Corporate Tax
                               LLC

                               American Centurion Life                                         Senior Vice President - Corporate Tax
                               Assurance Company

                               American Enterprise Investment                                  Senior Vice President - Corporate Tax
                               Services Inc

                               American Enterprise Life                                        Senior Vice President - Corporate Tax
                               Insurance Company

                               American Enterprise REO 1 LLC                                   Senior Vice President - Corporate Tax

                               American Express Asset                                          Senior Vice President - Corporate Tax
                               Management International Inc

                               American Express Financial                                      Senior Vice President - Corporate Tax
                               Advisors Japan Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Alabama Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Arizona Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Idaho Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Maryland Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Massachusetts Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Nevada Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of New Mexico Inc

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Oklahoma Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Wyoming Inc.

                               American Express Property                                       Senior Vice President - Corporate Tax
                               Casualty Insurance Agency of
                               Kentucky Inc.

                               American Express Property                                       Senior Vice President - Corporate Tax
                               Casualty Insurance Agency of
                               Maryland Inc.

                               American Express Property                                       Senior Vice President - Corporate Tax
                               Casualty Insurance Agency of
                               Pennsylvania Inc.

                               American Partners Life                                          Senior Vice President - Corporate Tax
                               Insurance Company

                               Ameriprise Financial Inc.                                       Senior Vice President - Corporate Tax

                               Ameriprise Financial Services                                   Senior Vice President - Corporate Tax
                               Inc.

                               Ameriprise Insurance Company                                    Senior Vice President - Corporate Tax

                               AMEX Assurance Company                                          Senior Vice President - Corporate Tax

                               Boston Equity General Partner LLC                               Senior Vice President - Corporate Tax

                               IDS Cable Corporation                                           Senior Vice President - Corporate Tax

                               IDS Cable II Corporation                                        Senior Vice President - Corporate Tax

                               IDS Capital Holdings Inc.                                       Senior Vice President - Corporate Tax

                               IDS Futures Corporation                                         Senior Vice President - Corporate Tax

                               IDS Life Insurance Company                                      Senior Vice President - Corporate Tax

                               IDS Life Insurance Company of                                   Senior Vice President - Corporate Tax
                               New York

                               IDS Management Corporation                                      Senior Vice President - Corporate Tax

                               IDS Property Casualty Insurance                                 Senior Vice President - Corporate Tax
                               Company

                               IDS Realty Corporation                                          Senior Vice President - Corporate Tax

                               IDS REO 1 LLC                                                   Senior Vice President - Corporate Tax

                               IDS REO 2 LLC                                                   Senior Vice President - Corporate Tax

                               RiverSource Service Corporation                                 Senior Vice President - Corporate Tax

                               Riversource Tax Advantaged                                      Senior Vice President - Corporate Tax
                               Investments Inc.

Kevin J. Callahan              None                                                            None
Vice President

Ted S. Dryden                  Ameriprise Certificate Company                                  Chief Compliance Officer
Acting Chief Compliance
Officer                        Kenwood Capital Management LLC                                  Acting Chief Compliance Officer

Robert D. Ewing                Advisory Capital Strategies                                     Vice President
Vice President and Senior      Group Inc.
Portfolio Manager
                               Boston Equity General                                           Vice President
                               Partner LLC

Peter A. Gallus                Advisory Capital Partners LLC                                   President, Chief Operating Officer
Senior Vice President,                                                                         and Chief Compliance Officer
Chief Operating Officer
and Assistant Treasurer        Advisory Capital Strategies                                     Director, President, Chief Operating
                               Group Inc.                                                      Officer and Chief Compliance Officer

                               Advisory Convertible
                               Arbitrage LLC                                                   President, Chief Operating Officer
                                                                                               and Chief Compliance Officer

                               Advisory Select LLC                                             Vice President and Chief
                                                                                               Compliance Officer

                               American Express Asset                                          Assistant Treasurer
                               Management International, Inc.

                               Ameriprise Financial Inc.                                       Vice President - Investment
                                                                                               Administration

                               Ameriprise Financial                                            Vice President - CAO
                               Services Inc.                                                   Investment Management

                               Boston Equity General                                           President, Chief Operating Officer
                               Partner LLC                                                     and Chief Compliance Officer

                               IDS Capital Holdings Inc.                                       Vice President and Controller

                               Kenwood Capital Management LLC                                  Manager

Jim Hamalainen                 American Centurion Life Assurance Company                       Vice President - Investments
Vice President - Asset
Liability Management           American Enterprise Life Insurance Company                      Vice President - Investments

                               American Partners Life Insurance Company                        Vice President - Investments

                               Ameriprise Financial Inc.                                       Assistant Treasurer

                               IDS Life Insurance Company                                      Vice President - Investments

                               IDS Life Insurance Company of New York                          Vice President - Investments

James C. Jackson               None                                                            None
Vice President and Senior
Portfolio Manager

Christopher P. Keating         Ameriprise Trust Company                                        Director
Head of Institutional Sales,
Client Service and
Consultant Relationships

Michelle M. Keeley             American Centurion Life                                         Vice President-Investments
Director and Executive Vice    Assurance Company
President - Equity and
Fixed Income                   American Enterprise Life                                        Vice President-Investments
                               Insurance Company

                               American Express                                                Director
                               Asset Management
                               International Inc.

                               American Partners Life                                          Vice President-Investments
                               Insurance Company

                               Ameriprise                                                      Vice President-Investments
                               Certificate Company

                               Ameriprise Financial Inc.                                       Executive Vice President-Equity and
                                                                                               Fixed Income

                               Ameriprise Financial                                            Executive Vice President-Equity and
                               Services Inc.                                                   Fixed Income

                               Ameriprise Insurance Company                                    Vice President-Investments

                               AMEX Assurance Company                                          Vice President-Investments

                               IDS Life Insurance Company                                      Vice President-Investments

                               IDS Property Casualty Insurance                                 Vice President-Investments
                               Company

                               Kenwood Capital Management LLC                                  Manager

Brian J. McGrane               Advisory Capital Partners LLC                                   Vice President and Chief Financial
Vice President and                                                                             Officer
Chief Financial Officer        Advisory Capital                                                Vice President and Chief Financial
                               Strategies Group Inc.                                           Officer

                               Advisory Convertible                                            Vice President and Chief Financial
                               Arbitrage LLC                                                   Officer

                               Advisory Select LLC                                             Vice President and Chief Financial
                                                                                               Officer

                               American Enterprise Life                                        Director, Executive Vice President
                               Life Insurance Company                                          and Chief Financial Officer

                               American Express Asset                                          Vice President and Chief Financial
                               Management International Inc.                                   Officer

                               Ameriprise                                                      Vice President and Chief Financial
                               Certificate Company                                             Officer

                               Ameriprise Financial Inc.                                       Senior Vice President and Lead
                                                                                               Financial Officer Finance

                               Ameriprise Financial                                            Vice President and Lead
                               Services Inc.                                                   Financial Officer Finance

                               Ameriprise Trust Company                                        Director

                               Boston Equity General                                           Vice President and Chief Financial
                               Partner LLC                                                     Officer

                               IDS Life Insurance Company                                      Director, Executive Vice President
                                                                                               and Chief Financial Officer

Thomas R. Moore                American Centurion Life                                         Secretary
Secretary                      Assurance Company

                               American Enterprise Investment                                  Secretary
                               Services Inc.

                               American Enterprise Life                                        Secretary
                               Insurance Company

                               American Enterprise REO 1 LLC                                   Secretary

                               American Express Insurance                                      Secretary
                               Agency of Alabama Inc.

                               American Express Insurance                                      Secretary
                               Agency of Arizona Inc.

                               American Express Insurance                                      Secretary
                               Agency of Idaho Inc.

                               American Express Insurance                                      Secretary
                               Agency of Maryland Inc.

                               American Express Insurance                                      Secretary
                               Agency of Massachusetts Inc.

                               American Express Insurance                                      Secretary
                               Agency of Nevada Inc.

                               American Express Insurance                                      Secretary
                               Agency of New Mexico Inc.

                               American Express Insurance                                      Secretary
                               Agency of Oklahoma Inc.

                               American Express Insurance                                      Secretary
                               Agency of Wyoming Inc.

                               American Partners Life                                          Secretary
                               Insurance Company

                               Ameriprise Financial Inc.                                       Secretary

                               Ameriprise Financial                                            Secretary
                               Services Inc.

                               Ameriprise Trust Company                                        Secretary

                               IDS Cable Corporation                                           Secretary

                               IDS Cable II Corporation                                        Secretary

                               IDS Capital Holdings Inc.                                       Secretary

                               IDS Life Insurance Company                                      Secretary

                               IDS Life Insurance Company                                      Secretary
                               of New York

                               IDS Management Corporation                                      Secretary

                               IDS Realty Corporation                                          Secretary

                               IDS REO 1 LLC                                                   Secretary

                               IDS REO 2 LLC                                                   Secretary

                               Investors Syndicate                                             Secretary
                               Development Corporation

                               RiverSource Distributors Inc.                                   Secretary

                               RiverSource Service Corporation                                 Secretary

                               RiverSource Tax Advantaged                                      Secretary
                               Investments Inc.

Thomas W. Murphy               American Centurion Life                                         Vice President - Investments
Vice President and Senior      Assurance Company
Sector Manager
                               American Enterprise Life                                        Vice President - Investments
                               Insurance Company

                               American Partners Life                                          Vice President - Investments
                               Insurance Company

                               Ameriprise Certificate Company                                  Vice President - Investments

                               Ameriprise Insurance Company                                    Vice President - Investments

                               AMEX Assurance Company                                          Vice President - Investments

                               IDS Life Insurance Company                                      Vice President - Investments

                               IDS Life Insurance Company                                      Vice President - Investments
                               of New York

                               IDS Property Casualty                                           Vice President - Investments
                               Insurance Company

Patrick T. Olk                 None                                                            None
Vice President

Benji Orr                      Advisory Capital Partners LLC                                   Deputy Anti-Money Laundering
Deputy Anti-Money                                                                              Officer
Laundering
Officer                        Advisory Capital Strategies Group                               Deputy Anti-Money Laundering
                               Inc.                                                            Officer

                               Advisory Convertible Arbitrage                                  Deputy Anti-Money Laundering
                               LLC                                                             Officer

                               Advisory Select LLC                                             Deputy Anti-Money Laundering
                                                                                               Officer

                               American Enterprise Investment                                  Deputy Anti-Money Laundering
                               Services Inc                                                    Officer

                               American Enterprise Life                                        Deputy Anti-Money Laundering
                               Insurance Company                                               Officer

                               American Enterprise REO 1 LLC                                   Deputy Anti-Money Laundering
                                                                                               Officer

                               American Express Asset Management                               Deputy Anti-Money Laundering
                               International Inc.                                              Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Alabama Inc.                                                 Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Arizona Inc.                                                 Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Idaho Inc.                                                   Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Maryland Inc.                                                Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Massachusetts Inc.                                           Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Nevada Inc.                                                  Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of New Mexico Inc.                                              Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Oklahoma Inc.                                                Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Texas Inc.                                                   Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Wyoming Inc.                                                 Officer

                               American Partners Life Insurance                                Deputy Anti-Money Laundering
                               Company                                                         Officer

                               Ameriprise Auto & Home Insurance                                Deputy Anti-Money Laundering
                               Agency Inc.                                                     Officer

                               Ameriprise Certificate Company                                  Deputy Anti-Money Laundering
                                                                                               Officer

                               Ameriprise Financial Inc.                                       Deputy Anti-Money Laundering
                                                                                               Officer

                               Ameriprise Financial Services,                                  Deputy Anti-Money Laundering
                               Inc.                                                            Officer

                               Boston Equity General Partner LLC                               Deputy Anti-Money Laundering
                                                                                               Officer

                               IDS Capital Holdings Inc.                                       Deputy Anti-Money Laundering
                                                                                               Officer

                               IDS Life Insurance Company                                      Deputy Anti-Money Laundering
                                                                                               Officer

                               IDS Management Corporation                                      Deputy Anti-Money Laundering
                                                                                               Officer

                               RiverSource Distributors Inc.                                   Deputy Anti-Money Laundering
                                                                                               Officer

                               RiverSource Service Corporation                                 Deputy Anti-Money Laundering
                                                                                               Officer

Jennifer L. Ponce De Leon      None                                                            None
Vice President and Senior
Sector Manager High Yield

Warren E. Spitz                None                                                            None
Vice President and Senior
Portfolio Manager

Nainoor C. "Nick" Thakore      Advisory Capital Strategies                                     Vice President
Vice President and Senior      Group, Inc.
Portfolio Manager
                               Boston Equity General                                           Vice President
                               Partner LLC

William F. "Ted" Truscott      Advisory Capital Strategies                                     Director
President, Chairman of the     Group Inc.
Board and Chief Investment
Officer                        American Express Asset                                          Director
                               Management International, Inc.

                               Ameriprise Certificate Company                                  Director, President and Chief
                                                                                               Executive Officer

                               Ameriprise Financial Inc.                                       President - U.S. Asset Management
                                                                                               and Chief Investment Officer

                               Ameriprise Financial                                            Senior Vice President and
                               Services Inc.                                                   Chief Investment Officer

                               IDS Capital Holdings Inc.                                       Director and President

                               Kenwood Capital Management LLC                                  Manager

                               RiverSource Distributors, Inc.                                  Director

                               Threadneedle Asset Management                                   Director
                               Holdings LTD

* Unless otherwise noted, address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

Item 27. Principal Underwriters.

(a) Ameriprise Financial Services, Inc. acts as principal underwriter for the following investment companies:

          AXP Stock Series, Inc.; RiverSource California Tax-Exempt Trust;
          RiverSource Bond Series, Inc.; RiverSource Dimensions Series, Inc.;
          RiverSource Diversified Income Series, Inc.; RiverSource Equity
          Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government
          Income Series, Inc.; RiverSource High Yield Income Series, Inc.;
          RiverSource Income Series, Inc.; RiverSource International Managers
          Series, Inc.; RiverSource International Series, Inc.; RiverSource
          Investment Series, Inc.; RiverSource Large Cap Series, Inc.;
          RiverSource Managers Series, Inc.; RiverSource Market Advantage
          Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource
          Retirement Series Trust; RiverSource Sector Series, Inc.;
          RiverSource Selected Series, Inc.; RiverSource Special Tax-Exempt
          Series Trust; RiverSource Strategic Allocation Series; Inc.,
          RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income
          Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc.;
          RiverSource Tax-Exempt Series, Inc.; Ameriprise Certificate Company.

(b)  As to each director, officer or partner of the principal underwriter:
         Name and Principal                        Position and Offices with                 Offices with Registrant
         Business Address*                         Underwriter
         Neysa M. Alecu                            Anti-Money Laundering Officer             Anti-Money Laundering Officer

         Gumer C. Alvero                           Senior Vice President - Annuities         None

         Ward D. Armstrong                         Senior Vice President -                   None
                                                   Retirement Services and
                                                   Asset Management Group

         John M. Baker                             Vice President - Chief                    None
                                                   Client Service Officer

         Timothy V. Bechtold                       Senior Vice President -                   None
                                                   Life and Health Insurance

         Arthur H. Berman                          Senior Vice President and Treasurer       None

         Walter S. Berman                          Director                                  Treasurer

         Leslie H. Bodell                          Vice President - Technologies I           None

         Rob Bohli                                 Group Vice President -                    None
         10375 Richmond Avenue #600                South Texas
         Houston, TX 77042

         Walter K. Booker                          Group Vice President -                    None
         61 South Paramus Road                     New Jersey
         Mack-Cali Office Center IV,
         3rd Floor
         Paramus, NJ 07652

         Bruce J. Bordelon                         Group Vice President -                    None
         1333 N. California Blvd.,                 Northern California
         Suite 200
         Walnut Creek, CA 94596

         Randy L. Boser                            Vice President - Mutual Fund              None
                                                   Business Development

         Richard N. Bush                           Senior Vice President -                   None
                                                   Corporate Tax

         Kenneth J. Ciak                           Vice President and                        None
         IDS Property Casualty                     General Manager - IDS
         1400 Lombardi Avenue                      Property Casualty
         Green Bay, WI 54304

         Paul A. Connolly                          Vice President - RL HR/US Retail          None

         James M. Cracchiolo                       Director and Chairman of                  None
                                                   the Board

         Colleen Curran                            Vice President and                        None
                                                   Assistant General Counsel

         Scott M. DiGiammarino                     Group Vice President -                    None
         Suite 500, 8045 Leesburg                  Washington D.C./Baltimore
         Pike
         Vienna, VA 22182

         Paul James Dolan                          Vice President - CAO Product Sales

         William J. Emptage                        Vice President - Strategic Planning       None

         Benjamin R. Field                         Vice President - Finance                  None
                                                   Education and Planning Services

         Giunero Floro                             Vice President - Creative                 None
                                                   Services

         Terrence J. Flynn                         Vice President - Brokerage &              None
                                                   Clearing Operations

         Jeffrey P. Fox                            Vice President - Investment               Treasurer
                                                   Accounting

         Laura C. Gagnon                           Vice President - Investor Relations       None

         Peter A. Gallus                           Vice President - CAO - Ameriprise         None
                                                   Financial Services Investment
                                                   Management

         Gary W. Gassmann                          Group Vice President -                    None
         2677 Central Park Boulevard               Detroit Metro
         Suite 350
         Southfield, MN 48076

         John C. Greiber                           Group Vice President -                    None
                                                   Minnesota/Iowa

         Martin T. Griffin                         Vice President and National Sales         None
                                                   Manager External Channel

         Steven Guida                              Vice President -                          None
                                                   New Business and Service

         Teresa A. Hanratty                        Senior Vice President -                   None
         Suites 6&7                                Field Management
         169 South River Road
         Bedford, NH 03110

         Janis K. Heaney                           Vice President -                          None
                                                   Incentive Management

         Brian M. Heath                            Director, Chief Executive Officer         None
         Suite 150                                 and President
         801 E. Campbell Road
         Richardson, TX 75081

         Jon E. Hjelm                              Group Vice President -                    None
         655 Metro Place South                     Ohio Valley
         Suite 570
         Dublin, OH 43017

         David X. Hockenberry                      Group Vice President -                    None
         830 Crescent Centre Drive                 MidSouth
         Suite 490
         Franklin, TN 37067-7217

         Kelli A. Hunter                           Executive Vice President -                None
                                                   Human Resources

         Debra A. Hutchinson                       Vice President - Technologies I           None

         Theodore M. Jenkin                        Group Vice President -                    None
         6000 Freedom Square Drive                 Steel Cities
         Suite 300
         Cleveland, OH 44131

         James M. Jensen                           Vice President -                          None
                                                   Compensation and Licensing
                                                   Services

         Gregory C. Johnson                        Group Vice President -                    None
         4 Atrium Drive, #100                      Upstate New York/Vermont
         Albany, NY 12205

         Jody M. Johnson                           Group Vice President -                    None
                                                   Twin Cities Metro

         Nancy E. Jones                            Vice President - Advisor                  None
                                                   Marketing

         William A. Jones                          Vice President - Technologies III         None

         John C. Junek                             Senior Vice President and                 None
                                                   General Counsel

         Michelle M. Keeley                        Executive Vice President -                Vice President - Investments
                                                   Equity and Fixed Income

         Raymond G. Kelly                          Group Vice President -                    None
         Suite 250                                 Northern Texas
         801 East Campbell Road
         Richardson, TX 75081

         Lori J. Larson                            Vice President - Advisor                  None
                                                   Field Force Growth and
                                                   Retention

         Daniel E. Laufenberg                      Vice President - Chief                    None
                                                   U.S. Economist

         Jane W. Lee                               Vice President - General                  None
                                                   Manager Platinum Active Financial
                                                   Services

         Catherine M. Libbe                        Vice President - Marketing                None
                                                   & Product Retirement Services

         Kurt W. Lofgren                           Vice President and Chief Compliance
                                                   Officer - U.S. Retail Distribution

         Diane D. Lyngstad                         Chief Financial Officer and               None
                                                   Vice President - Comp and
                                                   Licensing Services

         Timothy J. Masek                          Vice President -                          None
                                                   Fixed Income Research

         Frank A. McCarthy                         Vice President and General Manager -      None
                                                   External Products Group

         Brian J. McGrane                          Vice President and Lead Financial         Vice President and
                                                   Officer - Finance                         Chief Financial Officer

         Dean O. McGill                            Group Vice President -                    None
         11835 W. Olympic Blvd                     Los Angeles Metro
         Suite 900 East
         Los Angeles, CA 90064

         Jeffrey McGregor                          Vice President and National               None
                                                   Sales Manager for Distribution

         Sarah M. McKenzie                         Senior Vice President - Managed and       None
                                                   Brokerage Products (BMP)

         Penny J. Meier                            Vice President - Business                 None
                                                   Transformation/Six Sigma

         Thomas R. Moore                           Secretary                                 Secretary

         Rebecca A. Nash                           Vice President - Service                  None
                                                   Operations

         Thomas V. Nicolosi                        Group Vice President -                    None
         Suite 220                                 New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY 10528

         Gregory A. Nordmeyer                      Vice President and General
                                                   Manager - External Products Group         None

         Patrick H. O'Connell                      Group Vice President -                    None
         Commerce Center One                       Southern New England
         333 East River
         Hartford, CT 06108-4200

         Geoffery Oprandy                          Group Vice President - Southwest          None
         11811 N. Tatum Blvd. Suite 1030
         Phoenix, AZ 85028

         Benji Orr                                 Deputy Anti-Money Laundering              Deputy Anti-Money Laundering
                                                   Officer                                   Officer

         Douglas J. Parish                         General Auditor                           None

         Kristi L. Petersen                        Vice President - One Account              None
                                                   and Cash

         John G. Poole                             Group Vice President -                    None
         14755 North Outer Forty Road              Gateway/Springfield
         Suite 500
         Chesterfield, MO 63017

         Larry M. Post                             Group Vice President -                    None
         2 Constitution Plaza                      New England
         Charlestown, MA 02129

         Michael J. Rearden                        Group Vice President -                    None
         1800 S. Pine Island Road, Suite 510       Southern Florida
         Plantation, FL 33324

         Ralph D. Richardson III                   Group Vice President -                    None
         Suite 100                                 Carolinas
         5511 Capital Center Drive
         Raleigh, NC 27606

         Mark A. Riordan                           Senior Vice President and                 None
                                                   Chief Financial Officer

         Kim M. Sharan                             Executive Vice President and
                                                   Chief Marketing Officer

         Jacqueline M. Sinjem                      Vice President - Plan                     None
                                                   Sponsor Services

         Martin S. Solhaug                         Vice President - International            None
                                                   Comp and Benefits

         Albert L. Soule                           Group Vice President -                    None
         6925 Union Park Center                    Western Frontier
         Suite 200
         Midvale, UT 84047

         Bridget M. Sperl                          Senior Vice President -                   None
                                                   Client Service Organization

         Kathy Stalwick                            Vice President                            None

         Paul J. Stanislaw                         Group Vice President -                    None
         Suite 1100                                Southern California/Hawaii
         Two Park Plaza
         Irvine, CA 92614

         Lisa A. Steffes                           Vice President -                          None
                                                   Marketing Officer
                                                   Development

         David K. Stewart                          Vice President and Controller             Vice President, Controller
                                                                                             and Chief Accounting Officer

         Jeffrey J. Stremcha                       Vice President - Technologies I           None

         John T. Sweeney                           Vice President - Internal Reporting       None

         Joseph E. Sweeney                         Senior Vice President,                    None
                                                   General Manager - U.S. Brokerage
                                                   and Membership Banking

         Craig P. Taucher                          Group Vice President -                    None
         Suite 150                                 Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL 32216

         Neil G. Taylor                            Group Vice President -                    None
         601 108th Ave North East                  Pacific Northwest
         Suite 1800
         Bellevue, WA 98004-5902

         William F. "Ted" Truscott                 Senior Vice President and                 Board member and
                                                   Chief Investment Officer                  Vice President

         George F. Tsafaridis                      Vice President - Quality &                None
                                                   Service Support

         Janet M. Vandenbark                       Group Vice President -                    None
         3951 Westerre Parkway, Suite 250          Virginia
         Richmond, VA 23233

         Ramanathan Venkataramanan                 Vice President - Technologies III         None

         Peter S. Velardi                          Senior Vice President -                   None
                                                   Field Management

         Andrew O. Washburn                        Vice President -                          None
                                                   Mutual Fund Marketing

         Donald F. Weaver                          Group Vice President -                    None
         3500 Market Street,                       Eastern Pennsylvania/
         Suite 200                                 Delaware
         Camp Hill, PA 17011

         Phil Wentzel                              Vice President - Finance                  None

         Robert K. Whalen                          Group Vice President -                    None
         939 West North Ave                        Chicago Metro
         Chicago, IL 60606

         Jeffrey A. Williams                       Senior Vice President -                   None
                                                   Cross-Sell/Strategic
                                                   Management

         William J. Williams                       Senior Vice President -                   None
                                                   Field Management

         Dianne L. Wilson                          Vice President - Insurance                None
                                                   Operations

         Gayle W. Winfree                          Group Vice President -                    None
         1 Galleria Blvd. Suite 1900               Delta States
         Metairie, LA 70001

         Michael R. Woodward                       Senior Vice President -                   None
         32 Ellicott St                            Field Management
         Suite 100
         Batavia, NY 14020

         John R. Woerner                           Senior Vice President - Strategic         None
                                                   Planning and Business Development

* Business address is: 70100 Ameriprise Financial Center, Minneapolis, MN 55474 unless otherwise noted.

Item 27 (c).   Not Applicable.

Item 28.       Location of Accounts and Records

               Ameriprise Financial, Inc.
               70100 Ameriprise Financial Center
               Minneapolis, MN  55474

Item 29.       Management Services

               Not Applicable.

Item 30.       Undertakings

               Not Applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, RIVERSOURCE LARGE CAP SERIES, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and State of Minnesota on the 27th day of Sept., 2006.

RIVERSOURCE LARGE CAP SERIES, INC.

By       /s/ William F. Truscott
         -----------------------
             William F. Truscott
             President

By       /s/ Jeffrey P. Fox
         ------------------
             Jeffrey P. Fox
             Treasurer

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 27th day of Sept., 2006.

Signature                                   Capacity

/s/      Arne H. Carlson*                   Chair of the Board
--------------------------------
         Arne H. Carlson

/s/      Kathleen A. Blatz*                 Director
--------------------------------
         Kathleen A. Blatz

/s/      Patricia M. Flynn*                 Director
--------------------------------
         Patricia M. Flynn

/s/      Anne P. Jones*                     Director
--------------------------------
         Anne P. Jones

/s/      Jeffrey Laikind*                   Director
--------------------------------
         Jeffrey Laikind

/s/      Stephen R. Lewis, Jr.*             Director
--------------------------------
         Stephen R. Lewis, Jr.

/s/      Catherine James Paglia*            Director
--------------------------------
         Catherine James Paglia

/s/      Vikki L. Pryor*                    Director
--------------------------------
         Vikki L. Pryor

/s/      Alan K. Simpson*                   Director
--------------------------------
         Alan K. Simpson

/s/      Alison Taunton-Rigby*              Director
--------------------------------
         Alison Taunton-Rigby

/s/      William F. Truscott*               Director
--------------------------------
         William F. Truscott

* Signed pursuant to Directors/Trustees Power of Attorney, dated April 12, 2006, filed electronically herewith as Exhibit (q)(1) to Registrant's Post-Effective Amendment No. 82 to Registration Statement No. 2-38355, by:



/s/      Leslie L. Ogg
----------------------
         Leslie L. Ogg

               CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 82
                     TO REGISTRATION STATEMENT NO. 2-38355

This Post-Effective Amendment contains the following papers and documents:

The facing sheet.

Part A.

The prospectuses for:

         RiverSource Disciplined Equity Fund.
         Class I prospectus supplement for RiverSource Disciplined Equity Fund.

         RiverSource Growth Fund.
         Class I prospectus supplement for RiverSource Growth Fund.

         RiverSource Large Cap Equity Fund.
         Class I prospectus supplement for RiverSource Large Cap Equity Fund.

         RiverSource Large Cap Value Fund.
         Class I prospectus supplement for RiverSource Large Cap Value Fund.

Part B.

Statement of Additional Information.

Financial statements.

Part C.

Other information.

The signatures.